Bridge Builder Core Bond Fund

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 97.22%
Asset-Backed Obligations – 10.09%
ABFC 2006-OPT1 Trust
0.39% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 09/25/2036, Series 2006-OPT1, Class A3C2(1)	$1,809,717	$1,795,900
Academic Loan Funding Trust 2013-1
0.89% (1 Month LIBOR USD + 0.80%), 12/26/2044, Series 2013-1A, Class A(1)(2)	636,441	634,765
ACC Trust 2021-1
1.43%, 07/22/2024, Series 2021-1, Class B(2)	4,350,000	4,345,216
Accelerated 2021-1H LLC
1.90%, 10/20/2040, Series 2021-1H, Class B(2)	4,691,000	4,686,236
Ajax Mortgage Loan Trust 2021-B
2.24%, 06/25/2066, Series 2021-B, Class A(2)(3)	8,241,198	8,226,978
Allegro CLO VII Ltd.
1.23% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 06/13/2031, Series 2018-1A, Class A(1)(2)	12,000,000	12,004,824
Ally Auto Receivables Trust 2019-4
1.84%, 06/17/2024, Series 2019-4, Class A3	4,218,441	4,249,462
1.92%, 01/15/2025, Series 2019-4, Class A4	1,987,000	2,023,886
American Credit Acceptance Receivables Trust 2020-2
1.65%, 12/13/2023, Series 2020-2, Class A(2)	262,285	262,484
American Credit Acceptance Receivables Trust 2020-4
1.31%, 12/14/2026, Series 2020-4, Class C(2)	3,665,000	3,692,907
American Credit Acceptance Receivables Trust 2021-2
0.37%, 10/15/2024, Series 2021-2, Class A(2)	4,463,296	4,465,492
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036, Series 2014-SFR2, Class A(2)	3,641,286	3,844,303
4.29%, 10/17/2036, Series 2014-SFR2, Class B(2)	300,000	317,349
6.23%, 10/17/2036, Series 2014-SFR2, Class E(2)	1,000,000	1,097,218
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036, Series 2014-SFR3, Class C(2)	600,000	639,554
6.42%, 12/17/2036, Series 2014-SFR3, Class E(2)	1,000,000	1,106,866
American Homes 4 Rent 2015-SFR1
3.47%, 04/17/2052, Series 2015-SFR1, Class A(2)	1,982,835	2,092,637
5.64%, 04/17/2052, Series 2015-SFR1, Class E(2)	3,900,000	4,274,728
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2052, Series 2015-SFR2, Class A(2)	1,728,778	1,847,377
AmeriCredit Automobile Receivables Trust 2017-2
3.42%, 04/18/2023, Series 2017-2, Class D	6,000,000	6,039,085
AmeriCredit Automobile Receivables Trust 2018-2
3.45%, 06/18/2024, Series 2018-2, Class B	5,186,032	5,214,418
AmeriCredit Automobile Receivables Trust 2019-1
3.13%, 02/18/2025, Series 2019-1, Class B	3,400,000	3,443,300
3.36%, 02/18/2025, Series 2019-1, Class C	3,500,000	3,596,008
AmeriCredit Automobile Receivables Trust 2020-1
1.48%, 01/21/2025, Series 2020-1, Class B	6,100,000	6,169,623
AmeriCredit Automobile Receivables Trust 2020-2
0.66%, 12/18/2024, Series 2020-2, Class A3	3,286,000	3,295,439
0.97%, 02/18/2026, Series 2020-2, Class B	1,443,000	1,452,770
AmeriCredit Automobile Receivables Trust 2020-3
1.06%, 08/18/2026, Series 2020-3, Class C	2,950,000	2,969,641
AmeriCredit Automobile Receivables Trust 2021-1
0.37%, 08/18/2025, Series 2021-1, Class A3	6,331,000	6,327,533
AmeriCredit Automobile Receivables Trust 2021-2
1.01%, 01/19/2027, Series 2021-2, Class C	4,600,000	4,583,744
Amortizing Residential Collateral Trust 2002-BC5
1.12% (1 Month LIBOR USD + 1.04%, 1.04% Floor), 07/25/2032, Series 2002-BC5, Class M1(1)	1,219,349	1,219,679
AMSR 2020-SFR3 Trust
2.56%, 09/17/2037, Series 2020-SFR3, Class E1(2)	6,000,000	5,990,431
AMSR 2020-SFR4 Trust
1.86%, 11/17/2037, Series 2020-SFR4, Class C(2)	9,000,000	8,992,372
Anchorage Capital CLO 2013-1 Ltd.
1.38% (3 Month LIBOR USD + 1.25%), 10/13/2030, Series 2013-1A, Class A1R(1)(2)	2,500,000	2,501,977
Apres Static CLO Ltd.
1.20% (3 Month LIBOR USD + 1.07%), 10/15/2028, Series 2019-1A, Class A1R(1)(2)	4,028,415	4,028,520
Ares LVI CLO Ltd.
1.41% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 10/25/2031, Series 2020-56A, Class A1(1)(2)	5,000,000	5,015,760
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3
0.77% (1 Month LIBOR USD + 0.68%, 0.68% Floor), 11/25/2035, Series 2005-W3, Class A2D(1)	289,365	289,224
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6
0.77% (1 Month LIBOR USD + 0.68%, 0.68% Floor), 11/25/2033, Series 2003-HE6, Class A2(1)	1,862,969	1,845,483
Asset-Backed Pass-Through Certificates Series 2004-R2
0.87% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 04/25/2034, Series 2004-R2, Class A4(1)	2,947	2,948
Atlas Senior Loan Fund III Ltd.
0.95% (3 Month LIBOR USD + 0.83%), 11/17/2027, Series 2013-1A, Class AR(1)(2)	3,546,950	3,548,209
Avis Budget Rental Car Funding AESOP LLC
1.38%, 08/20/2027, Series 2021-1A, Class A(2)	12,900,000	12,871,783
2.33%, 08/20/2026, Series 2020-1A, Class A(2)	6,100,000	6,340,589
2.36%, 03/20/2026, Series 2019-3A, Class A(2)	12,000,000	12,481,516
3.70%, 09/20/2024, Series 2018-1A, Class A(2)	6,200,000	6,534,973
4.00%, 03/20/2025, Series 2018-2A, Class A(2)	5,800,000	6,215,374
BA Credit Card Trust
0.34%, 05/15/2026, Series 2020-A1, Class A1	3,665,000	3,654,192
0.44%, 09/15/2026, Series 2021-A1, Class A1	6,454,000	6,438,616
Barings Clo Ltd. 2020-IIII
1.42% (3 Month LIBOR USD + 1.29%, 1.29% Floor), 10/15/2033, Series 2020-2A, Class A1(1)(2)	15,000,000	15,021,510
Bayview Financial Mortgage Pass-Through Trust 2007-B
7.33%, 08/28/2047, Series 2007-B, Class 1A2(3)	128,077	126,221
Bear Stearns Asset Backed Securities Trust 2003-2
1.59% (1 Month LIBOR USD + 1.50%, 1.50% Floor, 11.00% Cap), 03/25/2043, Series 2003-2, Class A3(1)	2,267,534	2,291,647
BMW Vehicle Owner Trust 2020-A
0.62%, 04/26/2027, Series 2020-A, Class A4	3,009,000	3,021,616
Business Jet Securities 2019-1 LLC
4.21%, 07/15/2034, Series 2019-1, Class A(2)	6,031,785	6,185,371

Business Jet Securities 2020-1 LLC
2.98%, 11/15/2035, Series 2020-1A, Class A(2)	7,736,322	7,836,593
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A(2)	4,925,941	4,947,679
Camillo Issuer LLC 2016-SFR1 A
5.00%, 12/05/2023(2)(13)	4,832,774	4,822,200
Capital One Multi-Asset Execution Trust
1.39%, 07/15/2030, Series 2021-A2, Class A2	3,700,000	3,660,762
1.72%, 08/15/2024, Series 2019-A2, Class A2	2,808,000	2,845,205
2.06%, 08/15/2028, Series 2019-A3, Class A3	2,000,000	2,088,677
Capital One Prime Auto Receivables Trust 2019-2
1.92%, 05/15/2024, Series 2019-2, Class A3	2,431,844	2,455,736
CarMax Auto Owner Trust 2018-2
3.16%, 07/17/2023, Series 2018-2, Class A4	2,635,000	2,664,776
CarMax Auto Owner Trust 2019-1
3.26%, 08/15/2024, Series 2019-1, Class A4	1,614,000	1,668,328
CarMax Auto Owner Trust 2020-3
0.77%, 03/16/2026, Series 2020-3, Class A4	2,901,000	2,920,101
Carmax Auto Owner Trust 2021-1
0.34%, 12/15/2025, Series 2021-1, Class A3	3,816,000	3,814,677
0.53%, 10/15/2026, Series 2021-1, Class A4	4,057,000	4,054,247
CarMax Auto Owner Trust 2021-2
0.52%, 02/17/2026, Series 2021-2, Class A3	8,900,000	8,916,955
0.81%, 12/15/2026, Series 2021-2, Class A4	3,142,000	3,139,360
1.34%, 02/16/2027, Series 2021-2, Class C	4,180,000	4,169,993
CarMax Auto Owner Trust 2021-3
0.55%, 06/15/2026, Series 2021-3, Class A3	5,500,000	5,498,725
1.25%, 05/17/2027, Series 2021-3, Class C	3,350,000	3,326,792
CarMax Auto Owner Trust 2021-4
0.56%, 09/15/2026, Series 2021-4, Class A3	4,535,000	4,523,259
1.38%, 07/15/2027, Series 2021-4, Class C	2,850,000	2,831,829
Carnow Auto Receivables Trust 2019-1
3.36%, 06/17/2024, Series 2019-1A, Class C(2)	3,710,000	3,761,361
Carvana Auto Receivables Trust 2019-3
3.04%, 04/15/2025, Series 2019-3A, Class D(2)	11,005,000	11,337,984
Carvana Auto Receivables Trust 2021-N2
0.75%, 03/10/2028, Series 2021-N2, Class B	2,300,000	2,294,134
Carvana Auto Receivables Trust 2021-P3
0.70%, 11/10/2026, Series 2021-P3, Class A3	3,456,000	3,453,228
1.03%, 06/10/2027, Series 2021-P3, Class A4	2,994,000	2,986,564
1.42%, 08/10/2027, Series 2021-P3, Class B	600,000	597,305
CBAM 2019-11 Ltd.
1.49% (3 Month LIBOR USD + 1.36%, 1.36% Floor), 10/20/2032, Series 2019-11A, Class A1(1)(2)	22,000,000	22,002,963
Chase Funding Trust Series 2003-4
4.98%, 05/25/2033, Series 2003-4, Class 1A5(3)	91,590	93,469
Chase Funding Trust Series 2003-6
4.94%, 11/25/2034, Series 2003-6, Class 1A5(3)	106,248	111,377
4.94%, 11/25/2034, Series 2003-6, Class 1A7(3)	180,901	190,001
CIFC Funding 2018-II Ltd.
1.17% (3 Month LIBOR USD + 1.04%), 04/20/2031, Series 2018-2A, Class A1(1)(2)	11,800,000	11,800,625
CIFC Funding Ltd.
0.00% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/15/2034, Series 2021-5A, Class A(1)(2)(4)	10,000,000	9,997,910
CIG Auto Receivables Trust 2020-1
2.35%, 01/12/2026, Series 2020-1A, Class D(2)	6,200,000	6,277,798
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042, Series 2017-BGS, Class A1(2)	3,443,291	3,507,308
Commonbond Student Loan Trust 2018-A-GS
3.21%, 02/25/2044, Series 2018-AGS, Class A1(2)	2,851,205	2,956,004
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046, Series 2018-CGS, Class A1(2)	874,934	902,717
Conseco Finance Corp.
6.18%, 04/01/2030, Series 1998-4, Class A5	1,526	1,533
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2019-HP1
2.59%, 12/15/2026, Series 2019-HP1, Class A(2)	847,565	852,854
Consumer Receivables Asset Investment Trust 2021-1
0.00% (3 Month LIBOR USD + 3.00%, 3.00% Floor), 03/24/2023, Series 2021-1, Class A1X(1)(2)(4)	7,120,000	7,116,725
Continental Finance Credit Card ABS Master Trust
2.24%, 12/15/2028, Series 2020-1A, Class A(2)	4,000,000	4,027,468
COOF Securitization Trust 2014-1 Ltd.
2.71%, 06/25/2040, Series 2014-1, Class A(2)(5)	555,785	47,982
Corevest American Finance 2019-1 Trust
3.88%, 03/15/2052, Series 2019-1, Class B(2)	4,860,000	5,271,211
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(2)	4,341,722	4,521,261
3.16%, 10/15/2052, Series 2019-3, Class B(2)	2,250,000	2,372,883
3.27%, 10/15/2052, Series 2019-3, Class C(2)	5,862,000	6,075,255
CoreVest American Finance 2020-3 Trust
2.20%, 08/15/2053, Series 2020-3, Class B(2)	6,314,000	6,079,999
Countrywide Asset-Backed Certificates
4.16%, 02/25/2036, Series 2005-10, Class AF6(5)	13,902	14,285
5.12%, 02/25/2035, Series 2004-S1, Class A3(3)	10,131	10,275
5.97%, 09/25/2046, Series 2006-10, Class 1AF3(5)	28,729	28,275
CPS Auto Receivables Trust 2017-C
3.79%, 06/15/2023, Series 2017-C, Class D(2)	142,487	143,043
CPS Auto Receivables Trust 2020-B
2.11%, 04/15/2026, Series 2020-B, Class B(2)	1,133,166	1,136,459
CPS Auto Receivables Trust 2021-A
0.35%, 01/16/2024, Series 2021-A, Class A(2)	1,494,651	1,494,812
CPS Auto Receivables Trust 2021-B
0.37%, 03/17/2025, Series 2021-B, Class A(2)	5,574,444	5,577,345
Credit Acceptance Auto Loan Trust 2019-1
3.33%, 02/15/2028, Series 2019-1A, Class A(2)	1,220,024	1,223,415
Credit Acceptance Auto Loan Trust 2020-1
2.39%, 04/16/2029, Series 2020-1A, Class B(2)	6,680,000	6,834,732
Credit Acceptance Auto Loan Trust 2020-2
1.37%, 07/16/2029, Series 2020-2A, Class A(2)	2,850,000	2,878,290
2.73%, 11/15/2029, Series 2020-2A, Class C(2)	3,500,000	3,604,629

Crossroads Asset Trust 2021-A
2.52%, 01/20/2026, Series 2021-A, Class D(2)	1,500,000	1,493,965
CWABS Asset-Backed Certificates Trust 2005-1
5.03%, 07/25/2035, Series 2005-1, Class AF6(5)	52	52
CWABS Asset-Backed Certificates Trust 2005-17
5.56%, 05/25/2036, Series 2005-17, Class 1AF5(5)	10,729	10,952
CWABS, Inc. Asset-Backed Certificates Series 2004-1
0.65% (1 Month LIBOR USD + 0.56%, 0.56% Floor), 04/25/2034, Series 2004-1, Class 3A(1)	1,112	1,059
0.84% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 03/25/2034, Series 2004-1, Class M1(1)	8,645	8,636
0.91% (1 Month LIBOR USD + 0.83%, 0.83% Floor), 03/25/2034, Series 2004-1, Class M2(1)	5,604	5,597
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
0.87% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 11/25/2034, Series 2004-6, Class 2A5(1)	307,465	305,716
0.99% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2034, Series 2004-6, Class M1(1)	9,424	9,344
DataBank Issuer
2.06%, 02/27/2051, Series 2021-1A, Class A2(2)	6,150,000	6,137,583
Delta Air Lines 2015-1 Class AA Pass Through Trust
3.63%, 07/30/2027	960,859	1,029,859
Diamond Resorts Owner Trust
3.27%, 10/22/2029, Series 2017-1A, Class A(2)	749,096	756,546
Diamond Resorts Owner Trust 2018-1
3.70%, 01/21/2031, Series 2018-1, Class A(2)	1,674,707	1,734,101
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032, Series 2019-1A, Class B(2)	3,797,709	3,900,227
Discover Card Execution Note Trust
0.58%, 09/15/2026, Series 2021-A1, Class A1	4,014,000	4,003,775
1.03%, 09/15/2028, Series 2021-A2, Class A2	4,668,000	4,636,610
3.04%, 07/15/2024, Series 2019-A1, Class A1	3,302,000	3,329,310
Drive Auto Receivables Trust 2017-1
3.84%, 03/15/2023, Series 2017-1, Class D	72,077	72,180
Drive Auto Receivables Trust 2017-3
3.53%, 12/15/2023, Series 2017-3, Class D(2)	1,549,311	1,557,320
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026, Series 2019-1, Class D	2,645,000	2,723,674
Drive Auto Receivables Trust 2019-3
2.65%, 02/15/2024, Series 2019-3, Class B	348,727	349,079
Drive Auto Receivables Trust 2019-4
2.23%, 01/16/2024, Series 2019-4, Class B	841,948	842,615
Drive Auto Receivables Trust 2020-2
1.42%, 03/17/2025, Series 2020-2, Class B	2,260,000	2,272,300
2.28%, 08/17/2026, Series 2020-2, Class C	1,611,000	1,640,690
Drive Auto Receivables Trust 2021-1
0.65%, 07/15/2025, Series 2021-1, Class B	3,800,000	3,810,423
1.02%, 06/15/2027, Series 2021-1, Class C	2,965,000	2,977,118
Drive Auto Receivables Trust 2021-2
0.58%, 12/15/2025, Series 2021-2, Class B	7,700,000	7,701,727
DT Auto Owner Trust 2019-4
2.73%, 07/15/2025, Series 2019-4A, Class C(2)	7,080,000	7,182,506
DT Auto Owner Trust 2020-1
1.94%, 09/15/2023, Series 2020-1A, Class A(2)	296,908	297,132
DT Auto Owner Trust 2020-2
1.14%, 01/16/2024, Series 2020-2A, Class A(2)	922,956	924,821
2.08%, 03/16/2026, Series 2020-2A, Class B(2)	951,000	961,423
DT Auto Owner Trust 2021-2
1.10%, 02/16/2027, Series 2021-2A, Class C(2)	1,835,000	1,839,350
Elmwood CLO II Ltd.
1.28% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 04/20/2034, Series 2019-2A, Class AR(1)(2)	20,000,000	19,994,960
Exeter Automobile Receivables Trust 2017-3
3.68%, 07/17/2023, Series 2017-3A, Class C(2)	1,870,352	1,893,767
Exeter Automobile Receivables Trust 2020-2
2.08%, 07/15/2024, Series 2020-2A, Class B(2)	2,476,550	2,488,372
First Investors Auto Owner Trust 2017-1
3.60%, 04/17/2023, Series 2017-1A, Class D(2)	2,204,025	2,206,900
First Investors Auto Owner Trust 2019-2
2.21%, 09/16/2024, Series 2019-2A, Class A(2)	890,328	894,327
FirstKey Homes 2020-SFR2 Trust
2.67%, 10/19/2037, Series 2020-SFR2, Class E(2)	7,948,000	8,055,994
FirstKey Homes 2021-SFR1 Trust
1.54%, 08/17/2038, Series 2021-SFR1, Class A(2)	12,500,000	12,482,353
2.19%, 08/17/2038, Series 2021-SFR1, Class D(2)	7,500,000	7,468,845
Flagship Credit Auto Trust 2017-2
3.62%, 07/15/2023, Series 2017-2, Class D(2)	2,528,985	2,551,010
Flagship Credit Auto Trust 2018-3
3.79%, 12/16/2024, Series 2018-3, Class C(2)	7,710,000	7,835,857
Flagship Credit Auto Trust 2019-2
2.83%, 10/16/2023, Series 2019-2, Class A(2)	965,782	968,548
Flagship Credit Auto Trust 2019-4
2.17%, 06/17/2024, Series 2019-4, Class A(2)	3,248,726	3,266,773
3.12%, 01/15/2026, Series 2019-4, Class D(2)	9,275,000	9,674,652
Flagship Credit Auto Trust 2020-1
1.90%, 08/15/2024, Series 2020-1, Class A(2)	3,228,288	3,251,599
Flagship Credit Auto Trust 2020-2
1.49%, 07/15/2024, Series 2020-2, Class A(2)	1,474,136	1,479,673
Flagship Credit Auto Trust 2020-3
0.70%, 04/15/2025, Series 2020-3, Class A(2)	1,340,866	1,344,090
Flagship Credit Auto Trust 2021-2
0.37%, 12/15/2026, Series 2021-2, Class A(2)	7,603,523	7,601,916
Ford Credit Auto Owner Trust 2018-REV1
3.19%, 07/15/2031, Series 2018-1, Class A(2)	24,024,000	25,723,306
Ford Credit Auto Owner Trust 2020-A
1.04%, 08/15/2024, Series 2020-A, Class A3	2,990,314	3,006,590
1.35%, 07/15/2025, Series 2020-A, Class A4	2,163,000	2,201,567
Ford Credit Auto Owner Trust 2020-B
0.79%, 11/15/2025, Series 2020-B, Class A4	3,711,000	3,735,862
Ford Credit Auto Owner Trust 2020-C
0.51%, 08/15/2026, Series 2020-C, Class A4	5,576,000	5,550,596
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031, Series 2020-1, Class A(2)	12,300,000	12,718,653
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033, Series 2020-2, Class A(2)	13,400,000	13,349,751

Ford Credit Auto Owner Trust 2021-REV1
1.61%, 10/17/2033, Series 2021-1, Class B(2)	2,320,000	2,317,759
Ford Credit Floorplan Master Owner Trust A
1.06%, 09/15/2027, Series 2020-2, Class A	14,747,000	14,713,859
Foundation Finance Trust 2017-1
3.30%, 07/15/2033, Series 2017-1A, Class A(2)	572,325	579,003
Foundation Finance Trust 2019-1
3.86%, 11/15/2034, Series 2019-1A, Class A(2)	1,751,321	1,802,480
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D(2)	900,000	892,304
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D(2)	850,000	847,763
FTF 2019-1 A FRN
5.50%, 08/15/2024(5)(13)	1,648,990	1,244,987
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029, Series 1999-HE1, Class A7	5	5
6.71%, 04/25/2029, Series 1999-HE1, Class M(5)	13,083	11,881
Generate CLO 8 Ltd.
1.63% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 04/20/2032, Series 2020-1A, Class A1(1)(2)	25,000,000	25,076,750
Genesis Sales Finance Master Trust
1.65%, 09/22/2025, Series 2020-AA, Class A(2)	6,111,000	6,147,230
GLS Auto Receivables Issuer Trust 2021-1
1.68%, 01/15/2027, Series 2021-1A, Class D(2)	1,200,000	1,203,625
GLS Auto Receivables Trust
0.77%, 09/15/2025, Series 2021-2A, Class B(2)	2,318,000	2,319,958
1.42%, 04/15/2027, Series 2021-2A, Class D(2)	2,250,000	2,243,189
GM Financial Automobile Leasing Trust 2020-2
0.80%, 07/20/2023, Series 2020-2, Class A3	3,688,000	3,702,067
1.01%, 07/22/2024, Series 2020-2, Class A4	1,000,000	1,008,169
GM Financial Consumer Automobile Receivables Trust 2018-4
3.62%, 06/17/2024, Series 2018-4, Class C	1,400,000	1,442,293
GM Financial Consumer Automobile Receivables Trust 2020-1
1.84%, 09/16/2024, Series 2020-1, Class A3	6,734,607	6,793,427
GM Financial Consumer Automobile Receivables Trust 2020-2
1.49%, 12/16/2024, Series 2020-2, Class A3	3,095,000	3,122,450
GM Financial Consumer Automobile Receivables Trust 2020-3
0.45%, 04/16/2025, Series 2020-3, Class A3	3,775,000	3,782,074
GM Financial Consumer Automobile Receivables Trust 2020-4
0.50%, 02/17/2026, Series 2020-4, Class A4	5,097,000	5,076,843
GM Financial Consumer Automobile Receivables Trust 2021-1
0.54%, 05/17/2027, Series 2021-1, Class A4	4,174,000	4,151,680
GM Financial Revolving Receivables Trust 2021-1
1.17%, 06/12/2034, Series 2021-1, Class A(2)	2,882,000	2,881,715
1.49%, 06/12/2034, Series 2021-1, Class B(2)	500,000	499,994
GMF Floorplan Owner Revolving Trust
0.68%, 08/15/2025, Series 2020-1, Class A(2)	4,031,000	4,046,548
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031, Series 2014-A, Class A(2)	105,566	106,784
Golden Bear 2016-R LLC
5.65%, 09/20/2047, Series 2016-R, Class R(2)	315,386	315,525
Goodgreen 2017-1 Trust
3.74%, 10/15/2052, Series 2017-1A, Class A(2)	970,900	1,020,956
Goodgreen 2017-2 Trust
3.26%, 10/15/2053, Series 2017-2A, Class A(2)	2,701,051	2,814,950
Goodgreen 2017-R1 Trust
5.00%, 10/20/2051(2)(13)	4,101,204	4,051,200
Goodgreen 2019-2 Trust
2.76%, 04/15/2055, Series 2019-2A, Class A(2)	4,144,547	4,232,335
Greenwood Park CLO Ltd.
1.14% (3 Month LIBOR USD + 1.01%), 04/15/2031, Series 2018-1A, Class A2(1)(2)	23,000,000	23,028,750
GSAMP Trust 2006-HE7
0.32% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 10/25/2046, Series 2006-HE7, Class A2D(1)	445,666	443,861
Harley-Davidson Motorcycle Trust 2021-A
0.37%, 04/15/2026, Series 2021-A, Class A3	8,820,000	8,823,627
0.53%, 09/15/2028, Series 2021-A, Class A4	4,288,000	4,284,027
Headlands Residential 2018-RPL1 LLC
3.88%, 08/25/2024, Series 2018-RPL1, Class A(2)(3)	8,245,000	8,285,778
HERO Funding 2017-3
3.95%, 09/20/2048, Series 2017-3A, Class A2(2)	1,929,413	2,036,640
HERO Funding II 2016-3B
5.24%, 09/20/2042, Series 2016-3B, Class B(2)	184,121	184,317
HERO Funding Trust 2016-2
3.75%, 09/20/2041, Series 2016-2A, Class A(2)	1,018,469	1,058,998
HERO Funding Trust 2016-3
3.08%, 09/20/2042, Series 2016-3A, Class A1(2)	444,642	456,395
HERO Funding Trust 2016-4A
3.57%, 09/20/2047, Series 2016-4A, Class A1(2)	1,454,524	1,487,655
HERO Funding Trust 2017-1A
4.46%, 09/20/2047, Series 2017-1A, Class A2(2)	2,686,823	2,862,665
HERO Funding Trust 2017-2
3.28%, 09/20/2048, Series 2017-2A, Class A1(2)	2,458,693	2,557,672
Hertz Vehicle Financing III LP
1.68%, 12/27/2027, Series 2021-2A, Class A(2)	7,200,000	7,207,573
Hertz Vehicle Financing LLC
1.21%, 12/26/2025, Series 2021-1A, Class A(2)	8,200,000	8,226,094
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028, Series 2017-AA, Class A(2)	669,849	684,339
HIN Timeshare Trust 2020-A
2.23%, 10/09/2039, Series 2020-A, Class B(2)	2,851,106	2,895,031
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
0.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 03/25/2036, Series 2006-A, Class A3(1)	4,630	4,623
Honda Auto Receivables 2020-2 Owner Trust
0.74%, 11/15/2022, Series 2020-2, Class A2	174,867	174,949
0.82%, 07/15/2024, Series 2020-2, Class A3	3,810,000	3,829,685
1.09%, 10/15/2026, Series 2020-2, Class A4	1,022,000	1,035,477
Honda Auto Receivables 2020-3 Owner Trust
0.46%, 04/19/2027, Series 2020-3, Class A4	5,701,000	5,708,969

Hyundai Auto Receivables Trust 2020-A
1.41%, 11/15/2024, Series 2020-A, Class A3	4,157,000	4,202,937
1.72%, 06/15/2026, Series 2020-A, Class A4	3,308,000	3,387,052
Hyundai Auto Receivables Trust 2021-A
0.62%, 05/17/2027, Series 2021-A, Class A4	3,352,000	3,338,263
Hyundai Auto Receivables Trust 2021-B
0.38%, 01/15/2026, Series 2021-B, Class A3	5,918,000	5,906,662
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028, Series 1997-5, Class A10	8	8
KGS-Alpha SBA COOF Trust
0.16%, 05/25/2039, Series 2012-6, Class A(2)(5)	1,666,241	23,097
KGS-Alpha SBA COOF Trust 2012-2
0.62%, 08/25/2038, Series 2012-2, Class A(2)(5)	1,700,924	26,283
KGS-Alpha SBA COOF Trust 2014-2
2.10%, 04/25/2040, Series 2014-2, Class A(2)(5)	569,335	46,058
KKR CLO 11 Ltd.
1.31% (3 Month LIBOR USD + 1.18%), 01/15/2031, Series 11, Class AR(1)(2)	8,500,000	8,502,644
KKR Clo 32 Ltd.
1.45% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 01/15/2032, Series 32A, Class A1(1)(2)	26,000,000	26,075,582
KVK CLO 2018-1 Ltd.
1.06% (3 Month LIBOR USD + 0.93%), 05/20/2029, Series 2018-1A, Class A(1)(2)	12,870,584	12,875,333
Lakeview 2021-CRT2 LLC
0.00%, 11/10/2032, Series 2021-CRT2(2)(5)(13)	1,403,170	1,403,170
Laurel Road Prime Student Loan Trust 2017-C
2.81%, 11/25/2042, Series 2017-C, Class A2B(2)	1,257,438	1,273,378
Laurel Road Prime Student Loan Trust 2018-B
3.54%, 05/26/2043, Series 2018-B, Class A2FX(2)	2,540,825	2,580,597
Legacy Mortgage Asset Trust 2019-GS4
3.44%, 05/25/2059, Series 2019-GS4, Class A1(2)(3)	3,268,226	3,271,480
LendingPoint 2020-REV1 Asset Securitization Trust
2.73%, 10/15/2028, Series 2020-REV1, Class A(2)	8,400,000	8,482,274
Lendmark Funding Trust 2019-2
2.78%, 04/20/2028, Series 2019-2A, Class A(2)	4,200,000	4,290,001
LL ABS Trust 2020-1
2.33%, 01/17/2028, Series 2020-1A, Class A(2)	2,452,416	2,465,554
Long Beach Mortgage Loan Trust 2004-1
0.84% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 02/25/2034, Series 2004-1, Class M1(1)	109,679	109,763
Long Beach Mortgage Loan Trust 2004-3
0.94% (1 Month LIBOR USD + 0.86%, 0.86% Floor), 07/25/2034, Series 2004-3, Class M1(1)	29,831	29,721
LP LMS 2021-1
3.23%, 10/15/2028(2)(13)	9,050,327	9,147,546
LP LMS 2021-2 Asset Securitization Trust
1.75%, 01/15/2029, Series 2021-2A, Class A(2)	10,236,000	10,240,207
Man GLG US CLO 2018-2 Ltd.
1.37% (3 Month LIBOR USD + 1.24%, 1.24% Floor), 10/15/2028, Series 2018-2A, Class A1R(1)(2)	7,501,853	7,504,479
Mariner Finance Issuance Trust 2019-A
2.96%, 07/20/2032, Series 2019-AA, Class A(2)	6,000,000	6,115,748
3.51%, 07/20/2032, Series 2019-AA, Class B(2)	5,235,000	5,382,268
Mariner Finance Issuance Trust 2021-A
2.33%, 03/20/2036, Series 2021-AA, Class B(2)	5,700,000	5,760,169
Mercury Financial Credit Card Master Trust
1.54%, 03/20/2026, Series 2021-1A, Class A(2)	5,365,000	5,380,034
MidOcean Credit CLO III
1.25% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 04/21/2031, Series 2014-3A, Class A1R(1)(2)	15,217,777	15,245,808
MidOcean Credit CLO IX
1.28% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/20/2031, Series 2018-9A, Class A1(1)(2)	4,000,000	4,002,804
Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040, Series 2006-1, Class M1(2)	525,599	553,675
Mission Lane Credit Card Master Trust
1.59%, 09/15/2026, Series 2021-A, Class A(2)	7,691,000	7,688,906
MMAF Equipment Finance LLC 2019-B
2.29%, 11/12/2041, Series 2019-B, Class A5(2)	7,200,000	7,512,072
Mountain View CLO IX Ltd.
1.25% (3 Month LIBOR USD + 1.12%), 07/15/2031, Series 2015-9A, Class A1R(1)(2)	20,000,000	20,001,360
MRA Issuance Trust 2021-EBO7
2.84% (1 Month LIBOR USD + 2.75%, 2.75% Floor), 02/16/2022, Series 2021-EBO7, Class A1X(1)(2)	16,400,000	16,406,183
Nationstar HECM Loan Trust 2020-1
1.27%, 09/25/2030, Series 2020-1A, Class A1(2)(5)	6,873,377	6,892,117
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042, Series 2018-A, Class A2(2)	4,445,129	4,495,968
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(2)	2,373,332	2,420,409
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2(2)	4,693,654	4,809,044
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(2)	4,569,697	4,635,819
New Century Home Equity Loan Trust Series 2003-5
4.88%, 11/25/2033, Series 2003-5, Class AI6(3)	114,757	117,409
New Residential Mortgage Loan Trust 2018-1
4.00%, 12/25/2057, Series 2018-1A, Class A1A(2)(5)	1,983,450	2,116,758
Nissan Auto Receivables 2020-A Owner Trust
1.38%, 12/16/2024, Series 2020-A, Class A3	3,974,000	4,010,164
Nissan Auto Receivables 2021-A Owner Trust
0.33%, 10/15/2025, Series 2021-A, Class A3	9,768,000	9,755,957
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-FM1
0.55% (1 Month LIBOR USD + 0.46%, 0.46% Floor), 11/25/2035, Series 2006-FM1, Class 1A1(1)	4,559,761	4,546,965
NRZ Excess Spread-Collateralized Notes
3.10%, 07/25/2026, Series 2021-FHT1, Class A(2)	17,737,518	17,800,724
3.23%, 05/25/2026, Series 2021-FNT2, Class A(2)	8,050,037	8,081,085
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1
3.84%, 12/25/2025, Series 2020-PLS1, Class A(2)	7,473,977	7,553,195
Oakwood Mortgage Investors, Inc.
6.45%, 12/15/2023, Series 1999-B, Class A3	624	638
Octane Receivables Trust 2021-1
1.53%, 04/20/2027, Series 2021-1A, Class B(2)	700,000	700,758
OL SP 2018-B LLC
4.16%, 02/09/2030, Series 2018, Class A	1,501,288	1,555,074
4.61%, 02/09/2030, Series 2018, Class B	326,367	335,921

OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024, Series 2018-1A, Class A(2)	2,713,175	2,719,299
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027, Series 2019-1A, Class A(2)	14,600,000	15,649,030
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(2)	6,100,000	6,180,225
OneMain Financial Issuance Trust 2020-A
3.84%, 05/14/2032, Series 2020-1A, Class A(2)	3,400,000	3,514,224
OneMain Financial Issuance Trust 2021-1
0.81% (30-day Average Secured Overnight Financing Rate + 0.76%), 06/16/2036, Series 2021-1A, Class A2(1)(2)	9,900,000	9,972,019
Oportun Funding XIV LLC
1.21%, 03/08/2028, Series 2021-A, Class A(2)	3,600,000	3,609,615
1.76%, 03/08/2028, Series 2021-A, Class B(2)	5,625,000	5,639,401
Oportun Issuance Trust 2021-B
1.47%, 05/08/2031, Series 2021-B, Class A(2)	5,610,000	5,613,157
Option One Mortgage Loan Trust 2004-3
0.99% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 11/25/2034, Series 2004-3, Class A4(1)	1,691,802	1,634,827
OZLM Funding IV Ltd.
1.39% (3 Month LIBOR USD + 1.25%), 10/22/2030, Series 2013-4A, Class A1R(1)(2)	9,811,675	9,811,714
OZLM XXII Ltd.
1.20% (3 Month LIBOR USD + 1.07%), 01/17/2031, Series 2018-22A, Class A1(1)(2)	6,991,130	6,991,431
P4 SFR 2019-STL
7.25%, 10/11/2022(13)	5,700,000	5,700,000
Pagaya AI Debt Selection Trust 2021-1
1.18%, 11/15/2027, Series 2021-1, Class A(2)	15,012,422	15,048,304
Palmer Square CLO 2014-1 Ltd.
1.26% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 01/17/2031, Series 2014-1A, Class A1R2(1)(2)	4,000,000	4,002,284
Palmer Square CLO 2018-2 Ltd.
1.23% (3 Month LIBOR USD + 1.10%), 07/16/2031, Series 2018-2A, Class A1A(1)(2)	20,000,000	20,020,220
Park Avenue Institutional Advisers CLO Ltd. 2018-1
1.13% (3 Month LIBOR USD + 1.00%, 1.00% Floor), 10/20/2031, Series 2018-1A, Class A1AR(1)(2)	21,500,000	21,516,018
Pennsylvania Higher Education Assistance Agency
0.65% (1 Month LIBOR USD + 0.53%, 0.53% Floor), 05/25/2070, Series 2021-1A, Class A(1)(2)	10,500,000	10,516,213
PPM CLO 4 Ltd.
1.55% (3 Month LIBOR USD + 1.42%, 1.42% Floor), 10/18/2031, Series 2020-4A, Class A1(1)(2)	15,000,000	14,996,250
Pretium Mortgage Credit Partners I 2020-NPL3 LLC
3.10%, 06/27/2060, Series 2020-NPL3, Class A1(2)(3)	4,351,954	4,353,416
Progress Residential 2020-SFR3 Trust
2.30%, 10/17/2027, Series 2020-SFR3, Class E(2)	6,000,000	5,972,857
Progress Residential 2021-SFR1
1.56%, 04/17/2038, Series 2021-SFR1, Class C(2)	3,500,000	3,450,936
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(2)	6,250,000	6,242,366
RAMP Series 2005-RS1 Trust
4.71%, 11/25/2034, Series 2005-RS1, Class AI6	11	11
Regional Management Issuance Trust 2020-1
3.23%, 10/15/2030, Series 2020-1, Class B(2)	2,590,000	2,644,650
Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A(2)	3,183,000	3,183,761
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037, Series 2007-1, Class AF3(3)	298,832	126,551
Renew 2017-1
3.67%, 09/20/2052, Series 2017-1A, Class A(2)	1,178,590	1,233,873
Rockford Tower CLO 2020-1 Ltd.
1.41% (3 Month LIBOR USD + 1.28%), 01/20/2032, Series 2020-1A, Class A(1)(2)	12,000,000	12,040,104
Santander Consumer Auto Receivables Trust 2020-B
0.46%, 08/15/2024, Series 2020-BA, Class A3(2)	7,527,000	7,535,570
Santander Consumer Auto Receivables Trust 2021-A
0.33%, 10/15/2025, Series 2021-AA, Class A3(2)	5,591,000	5,589,777
0.48%, 06/15/2026, Series 2021-AA, Class A4(2)	3,258,000	3,251,868
Santander Drive Auto Receivables Trust 2019-3
2.49%, 10/15/2025, Series 2019-3, Class C	4,932,035	4,964,043
Santander Drive Auto Receivables Trust 2020-1
2.03%, 02/15/2024, Series 2020-1, Class A3	1,089,750	1,091,938
Santander Drive Auto Receivables Trust 2020-2
0.67%, 04/15/2024, Series 2020-2, Class A3	1,931,500	1,932,607
0.96%, 11/15/2024, Series 2020-2, Class B	2,573,000	2,580,643
Santander Drive Auto Receivables Trust 2020-3
1.12%, 01/15/2026, Series 2020-3, Class C	8,000,000	8,049,758
Santander Drive Auto Receivables Trust 2020-4
1.01%, 01/15/2026, Series 2020-4, Class C	11,568,000	11,642,755
Santander Drive Auto Receivables Trust 2021-1
0.32%, 09/16/2024, Series 2021-1, Class A3	7,623,000	7,627,347
0.75%, 02/17/2026, Series 2021-1, Class C	9,850,000	9,890,303
Santander Drive Auto Receivables Trust 2021-2
0.90%, 06/15/2026, Series 2021-2, Class C	11,577,000	11,617,632
1.35%, 07/15/2027, Series 2021-2, Class D	10,700,000	10,740,143
Santander Drive Auto Receivables Trust 2021-3
0.95%, 09/15/2027, Series 2021-3, Class C	11,000,000	11,019,897
SART 2017-1
4.75%, 07/15/2024(13)	3,572,860	3,572,860
SART 2018-1
4.76%, 06/15/2025(13)	4,321,301	4,321,301
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(2)	3,600,000	3,571,974
Securitized Asset Backed Receivables LLC Trust 2006-CB1
2.92%, 01/25/2036, Series 2006-CB1, Class AF2(3)	48,123	48,345
Sierra Timeshare 2019-3 Receivables Funding LLC
2.75%, 08/20/2036, Series 2019-3A, Class B(2)	2,091,230	2,123,963
Sierra Timeshare 2020-2 Receivables Funding LLC
1.33%, 07/20/2037, Series 2020-2A, Class A(2)	2,210,328	2,215,446
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(2)	5,867,919	5,862,287
Sixth Street CLO XVI Ltd.
1.45% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 10/20/2032, Series 2020-16A, Class A1A(1)(2)	20,000,000	20,063,160
SoFi Consumer Loan Program 2019-3 Trust
2.90%, 05/25/2028, Series 2019-3, Class A(2)	151,288	151,502

SoFi Consumer Loan Program 2020-1 Trust
2.02%, 01/25/2029, Series 2020-1, Class A(2)	2,567,420	2,583,440
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041, Series 2017-F, Class A2FX(2)	7,361,184	7,528,379
SoFi Professional Loan Program 2018-B Trust
3.34%, 08/25/2047, Series 2018-B, Class A2FX(2)	3,298,801	3,381,746
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048, Series 2019-C, Class A2FX(2)	6,850,046	6,975,837
SoFi Professional Loan Program 2020-ATrust
2.54%, 05/15/2046, Series 2020-A, Class A2FX(2)	7,800,000	8,005,294
Sound Point CLO II Ltd.
1.20% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 01/26/2031, Series 2013-1A, Class A1R(1)(2)	9,000,000	9,010,584
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030, Series 2017-AA, Class A(2)	1,471,081	1,473,015
Structured Asset Securities Corp. Mortgage Loan Trust 2005-7XS
5.94%, 04/25/2035, Series 2005-7XS, Class 1A4B(3)	152	163
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Series 2004-6XS
6.03%, 03/25/2034, Series 2004-6XS, Class A5A(3)	39,174	39,585
6.05%, 03/25/2034, Series 2004-6XS, Class A5B(3)	31,329	31,657
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1
3.45%, 02/25/2032, Series 2002-AL1, Class A2	10,977	10,491
3.45%, 02/25/2032, Series 2002-AL1, Class A3	34,043	31,535
Synchrony Card Funding LLC
2.95%, 03/15/2025, Series 2019-A1, Class A	12,384,000	12,538,194
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057, Series 2017-2, Class A1(2)(5)	2,347,807	2,376,143
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057, Series 2017-6, Class A1(2)(5)	4,119,249	4,198,908
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058, Series 2018-1, Class A1(2)(5)	4,006,308	4,087,992
Towd Point Mortgage Trust 2019-1
3.71%, 03/25/2058, Series 2019-1, Class A1(2)(5)	5,511,085	5,804,352
Towd Point Mortgage Trust 2019-HY3
1.09% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 10/25/2059, Series 2019-HY3, Class A1A(1)(2)	1,422,514	1,433,762
Towd Point Mortgage Trust 2020-4
1.75%, 10/25/2060, Series 2020-4, Class A1(2)	3,350,240	3,392,009
Towd Point Mortgage Trust 2020-MH1
2.25%, 02/25/2060, Series 2020-MH1, Class A1(2)(5)	5,973,906	6,018,667
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031, Series 2019-1A, Class A(2)	7,675,000	8,047,184
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033, Series 2020-1A, Class A(2)	7,685,000	7,787,524
Toyota Auto Receivables 2020-A Owner Trust
1.68%, 05/15/2025, Series 2020-A, Class A4	1,196,000	1,223,324
Toyota Auto Receivables 2020-B Owner Trust
1.36%, 08/15/2024, Series 2020-B, Class A3	3,481,000	3,510,524
1.66%, 09/15/2025, Series 2020-B, Class A4	3,189,000	3,260,995
Toyota Auto Receivables 2020-D Owner Trust
0.47%, 01/15/2026, Series 2020-D, Class A4	4,856,000	4,843,806
Toyota Auto Receivables 2021-B Owner Trust
0.53%, 10/15/2026, Series 2021-B, Class A4	7,016,000	6,981,153
Tricolor Auto Securitization Trust 2020-1
4.88%, 11/15/2026, Series 2020-1A, Class A(2)	3,831,176	3,865,127
United Auto Credit Securitization Trust
1.14%, 06/10/2026, Series 2021-1, Class D(2)	850,000	850,441
USAA Auto Owner Trust 2019-1
2.14%, 11/15/2024, Series 2019-1, Class A4	4,004,000	4,056,281
VCAT 2021-NPL1 LLC
2.29%, 12/26/2050, Series 2021-NPL1, Class A1(2)(3)	2,924,948	2,932,875
VCAT 2021-NPL5 LLC
1.87%, 08/25/2061, Series 2021-NPL5, Class A1(2)(3)	7,992,835	7,987,996
VCAT Asset Securitization LLC
1.92%, 09/25/2051, Series 2021-NPL6, Class A1(2)(3)	3,000,000	2,999,823
Venture 32 CLO Ltd.
1.23% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/18/2031, Series 2018-32A, Class A1(1)(2)	6,000,000	6,000,462
Vericrest Opportunity Loan Transferee
1.87%, 08/25/2051, Series 2021-NP11, Class A1(2)(3)	7,280,902	7,276,313
Verizon Master Trust
0.50%, 05/20/2027, Series 2021-1, Class A	10,714,000	10,692,373
Verizon Owner Trust 2018-A
3.23%, 04/20/2023, Series 2018-A, Class A1A	1,193,733	1,198,201
Verizon Owner Trust 2019-A
2.93%, 09/20/2023, Series 2019-A, Class A1A	2,449,656	2,471,710
Verizon Owner Trust 2020-A
1.85%, 07/22/2024, Series 2020-A, Class A1A	9,704,000	9,831,827
Veros Auto Receivables Trust 2021-1
0.92%, 10/15/2026, Series 2021-1, Class A(2)	4,588,307	4,588,672
VM DEBT 2019-1
7.50%, 06/15/2024(13)	7,000,000	7,000,000
Volkswagen Auto Loan Enhanced Trust 2020-1
0.98%, 11/20/2024, Series 2020-1, Class A3	5,114,000	5,142,222
1.26%, 08/20/2026, Series 2020-1, Class A4	1,923,000	1,954,987
VOLT XCII LLC
1.89%, 02/27/2051, Series 2021-NPL1, Class A1(2)(3)	7,451,115	7,451,273
VOLT XCIII LLC
1.89%, 02/27/2051, Series 2021-NPL2, Class A1(2)(3)	14,695,737	14,741,767
VOLT XCIV LLC
2.24%, 02/27/2051, Series 2021-NPL3, Class A1(2)(3)	14,182,620	14,195,649
VOLT XCIX LLC
2.12%, 04/25/2051, Series 2021-NPL8, Class A1(2)(3)	5,089,567	5,099,750
VOLT XCVI LLC
2.12%, 03/27/2051, Series 2021-NPL5, Class A1(2)(3)	13,918,856	13,927,160
VOLT XCVII LLC
2.24%, 04/25/2051, Series 2021-NPL6, Class A1(2)(3)	12,515,801	12,517,601
Voya CLO 2015-1 Ltd.
1.03% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/18/2029, Series 2015-1A, Class A1R(1)(2)	5,434,328	5,437,496
VSE 2018-A Voi Mortgage LLC
3.56%, 02/20/2036, Series 2018-A, Class A(2)	1,253,433	1,307,240

Westgate Resorts 2020-1 LLC
3.96%, 03/20/2034, Series 2020-1A, Class B(2)	4,209,837	4,333,151
Westlake Automobile Receivables Trust 2020-3
0.56%, 05/15/2024, Series 2020-3A, Class A2(2)	7,535,898	7,545,442
1.65%, 02/17/2026, Series 2020-3A, Class D(2)	1,875,000	1,902,132
World Financial Network Credit Card Master Trust
3.14%, 12/15/2025, Series 2019-A, Class A	5,660,000	5,722,319
World Omni Auto Receivables Trust 2018-D
3.33%, 04/15/2024, Series 2018-D, Class A3	6,119,304	6,183,187
World Omni Auto Receivables Trust 2019-B
2.59%, 07/15/2024, Series 2019-B, Class A3	3,012,888	3,038,881
World Omni Auto Receivables Trust 2019-C
1.96%, 12/16/2024, Series 2019-C, Class A3	4,707,066	4,751,308
World Omni Auto Receivables Trust 2020-C
0.48%, 11/17/2025, Series 2020-C, Class A3	2,227,000	2,229,764
0.61%, 10/15/2026, Series 2020-C, Class A4	3,043,000	3,035,113
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024, Series 2020-A, Class A2	2,722,645	2,724,405
0.55%, 07/15/2025, Series 2020-A, Class A3	3,022,000	3,027,264
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025, Series 2021-A, Class A2	5,041,000	5,040,249
1.09%, 11/15/2027, Series 2021-A, Class C	2,350,000	2,342,085
Zais CLO 7 Ltd.
1.42% (3 Month LIBOR USD + 1.29%), 04/15/2030, Series 2017-2A, Class A(1)(2)	9,382,037	9,388,041
Zais CLO 8 Ltd.
1.08% (3 Month LIBOR USD + 0.95%), 04/15/2029, Series 2018-1A, Class A(1)(2)	36,953,921	36,920,072

Total Asset-Backed Obligations (Cost: $1,837,479,732)		1,850,269,624

Corporate Bonds – 31.30%
Basic Materials – 0.93%
Air Liquide Finance SA
2.25%, 09/27/2023(2)	550,000	567,911
Albemarle Corp.
5.45%, 12/01/2044	600,000	763,293
Anglo American Capital Plc
2.88%, 03/17/2031(2)	8,830,000	8,860,023
3.63%, 09/11/2024(2)	630,000	676,167
4.00%, 09/11/2027(2)	1,020,000	1,124,167
5.63%, 04/01/2030(2)	4,300,000	5,189,773
Barrick Gold Corp.
6.45%, 10/15/2035	203,000	278,795
Barrick North America Finance LLC
5.75%, 05/01/2043	4,480,000	6,170,974
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024	779,000	842,278
CF Industries, Inc.
4.95%, 06/01/2043	1,800,000	2,169,108
5.38%, 03/15/2044	2,040,000	2,589,454
Chevron Phillips Chemical Co. LLC
5.13%, 04/01/2025(2)	1,705,000	1,932,169
Dow Chemical Co.
4.55%, 11/30/2025	437,000	491,607
5.55%, 11/30/2048	3,005,000	4,169,502
DuPont de Nemours, Inc.
5.32%, 11/15/2038	5,665,000	7,300,321
5.42%, 11/15/2048	1,200,000	1,650,730
FMC Corp.
3.95%, 02/01/2022	1,725,000	1,729,914
Glencore Finance Canada Ltd.
4.25%, 10/25/2022(2)	5,000,000	5,192,850
4.95%, 11/15/2021(2)	2,030,000	2,036,658
Glencore Funding LLC
1.63%, 09/01/2025(2)	2,181,000	2,188,180
2.50%, 09/01/2030(2)	5,040,000	4,934,051
3.88%, 10/27/2027(2)	875,000	953,837
3.88%, 04/27/2051(2)	1,000,000	1,045,564
4.00%, 03/27/2027(2)	6,300,000	6,928,328
4.13%, 05/30/2023(2)	1,055,000	1,114,924
4.63%, 04/29/2024(2)	1,500,000	1,634,492
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025(2)	2,875,000	3,126,706
6.76%, 11/15/2048(2)	532,000	684,312
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(2)	2,105,000	2,108,093
3.27%, 11/15/2040(2)	1,205,000	1,245,326
3.47%, 12/01/2050(2)	930,000	976,013
International Paper Co.
8.70%, 06/15/2038	350,000	571,967
LYB International Finance BV
4.88%, 03/15/2044	300,000	369,171
5.25%, 07/15/2043	610,000	785,413
LYB International Finance III LLC
1.25%, 10/01/2025	705,000	704,397
3.38%, 05/01/2030	2,170,000	2,358,105
LyondellBasell Industries NV
5.75%, 04/15/2024	2,550,000	2,833,137
Mosaic Co.
4.25%, 11/15/2023	8,533,000	9,098,879
5.63%, 11/15/2043	2,055,000	2,712,995
Nucor Corp.
2.98%, 12/15/2055(2)	800,000	781,238
Nutrien Ltd.
3.15%, 10/01/2022	875,000	893,138
4.13%, 03/15/2035	1,960,000	2,220,913
4.20%, 04/01/2029	420,000	478,309
5.25%, 01/15/2045	1,515,000	1,993,646
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030	3,100,000	3,030,774

Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54,000	73,638
Samarco Mineracao SA
5.75%, 10/24/2023(2)(6)	537,000	375,900
Sasol Financing USA LLC
5.88%, 03/27/2024	3,249,000	3,424,446
6.50%, 09/27/2028	1,555,000	1,715,942
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/2051(2)	2,117,000	2,040,788
Solvay Finance America LLC
4.45%, 12/03/2025(2)	11,810,000	13,104,085
Southern Copper Corp.
5.25%, 11/08/2042	1,000,000	1,242,500
Steel Dynamics, Inc.
1.65%, 10/15/2027	1,637,000	1,619,825
3.45%, 04/15/2030	823,000	885,052
Teck Resources Ltd.
3.90%, 07/15/2030	1,200,000	1,302,946
6.25%, 07/15/2041	2,005,000	2,675,593
Union Carbide Corp.
7.75%, 10/01/2096	681,000	1,216,794
Vale Overseas Ltd.
3.75%, 07/08/2030	4,255,000	4,407,967
6.25%, 08/10/2026	13,610,000	16,082,529
6.88%, 11/21/2036	167,000	222,528
6.88%, 11/10/2039	2,107,000	2,850,771
8.25%, 01/17/2034	2,394,000	3,445,612
Westlake Chemical Corp.
3.38%, 08/15/2061	4,639,000	4,362,974

Total Basic Materials		170,557,492

Communications – 2.86%
Amazon.com, Inc.
3.25%, 05/12/2061	4,680,000	4,980,754
3.88%, 08/22/2037	1,700,000	2,007,293
America Movil SAB de CV
3.13%, 07/16/2022	374,000	381,852
3.63%, 04/22/2029	6,036,000	6,561,971
4.38%, 04/22/2049	1,214,000	1,486,422
AT&T, Inc.
1.65%, 02/01/2028	525,000	520,795
2.25%, 02/01/2032	3,510,000	3,417,560
2.30%, 06/01/2027	4,900,000	5,071,382
2.55%, 12/01/2033	17,519,000	17,235,508
3.10%, 02/01/2043	5,270,000	5,052,594
3.50%, 06/01/2041	1,353,000	1,389,165
3.50%, 09/15/2053	20,281,000	20,072,511
3.55%, 09/15/2055	9,196,000	9,068,577
3.65%, 09/15/2059	1,685,000	1,679,815
3.80%, 12/01/2057	987,000	1,008,272
4.50%, 05/15/2035	5,500,000	6,438,540
4.65%, 06/01/2044	2,145,000	2,509,921
5.15%, 03/15/2042	844,000	1,045,928
6.00%, 08/15/2040	2,275,000	3,090,042
6.38%, 03/01/2041	7,828,000	11,086,177
Booking Holdings, Inc.
2.75%, 03/15/2023	857,000	884,971
Charter Communications Operating LLC
2.25%, 01/15/2029	3,140,000	3,137,529
2.30%, 02/01/2032	4,000,000	3,809,496
3.50%, 06/01/2041	7,240,000	7,109,286
3.50%, 03/01/2042	14,545,000	14,231,148
3.70%, 04/01/2051	4,320,000	4,206,054
3.75%, 02/15/2028	2,215,000	2,425,764
3.85%, 04/01/2061	3,577,000	3,411,359
3.90%, 06/01/2052	2,310,000	2,300,931
4.91%, 07/23/2025	17,065,000	19,191,718
5.05%, 03/30/2029	9,119,000	10,677,312
5.38%, 04/01/2038	835,000	1,007,574
5.38%, 05/01/2047	4,610,000	5,519,533
6.38%, 10/23/2035	5,867,000	7,714,501
6.48%, 10/23/2045	1,275,000	1,733,465
6.83%, 10/23/2055	690,000	1,019,791
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	195,456
Comcast Corp.
1.95%, 01/15/2031	2,710,000	2,659,431
2.89%, 11/01/2051(2)	10,357,000	9,934,206
2.94%, 11/01/2056(2)	716,000	676,324
2.99%, 11/01/2063(2)	3,108,000	2,912,488
3.15%, 02/15/2028	1,500,000	1,628,168
3.25%, 11/01/2039	3,295,000	3,478,854
3.55%, 05/01/2028	886,000	985,325
3.60%, 03/01/2024	542,000	581,257
3.75%, 04/01/2040	2,195,000	2,466,135
3.90%, 03/01/2038	455,000	516,671
3.97%, 11/01/2047	154,000	175,839
4.00%, 11/01/2049	638,000	738,912
4.05%, 11/01/2052	156,000	181,491
4.20%, 08/15/2034	555,000	650,609
4.25%, 01/15/2033	3,107,000	3,631,984
Corning, Inc.
5.35%, 11/15/2048	960,000	1,312,497
Cox Communications, Inc.
1.80%, 10/01/2030(2)	2,118,000	2,016,763
2.60%, 06/15/2031(2)	15,920,000	16,113,460
2.95%, 10/01/2050(2)	1,275,000	1,198,861
3.35%, 09/15/2026(2)	369,000	396,193
3.50%, 08/15/2027(2)	8,245,000	9,028,081
3.60%, 06/15/2051(2)	1,250,000	1,310,858
3.85%, 02/01/2025(2)	1,250,000	1,349,219
4.80%, 02/01/2035(2)	6,000,000	7,175,069

Crown Castle Towers LLC
3.66%, 05/15/2025(2)	955,000	1,004,194
Deutsche Telekom International Finance BV
4.88%, 03/06/2042(2)	240,000	300,745
8.75%, 06/15/2030	49,000	73,054
Discovery Communications LLC
3.63%, 05/15/2030	2,500,000	2,711,287
5.20%, 09/20/2047	1,375,000	1,713,139
eBay, Inc.
2.60%, 05/10/2031	8,000,000	8,158,089
Grupo Televisa SAB
6.13%, 01/31/2046	382,000	524,783
Level 3 Financing, Inc.
3.40%, 03/01/2027(2)	7,000,000	7,373,450
NBCUniversal Media LLC
4.45%, 01/15/2043	10,000	12,059
NBN Co. Ltd.
1.63%, 01/08/2027(2)	7,593,000	7,568,752
2.63%, 05/05/2031(2)	14,200,000	14,406,397
Prosus NV
3.06%, 07/13/2031(2)	5,915,000	5,775,497
Qwest Corp.
6.75%, 12/01/2021	3,866,000	3,897,431
Sky Ltd.
3.75%, 09/16/2024(2)	287,000	311,907
TCI Communications, Inc.
7.13%, 02/15/2028	138,000	182,197
Telecom Italia Capital SA
7.20%, 07/18/2036	1,644,000	2,013,900
Telefonica Emisiones SA
4.10%, 03/08/2027	4,775,000	5,364,629
4.67%, 03/06/2038	1,175,000	1,367,054
4.90%, 03/06/2048	4,575,000	5,500,216
Time Warner Cable LLC
5.50%, 09/01/2041	6,815,000	8,352,406
5.88%, 11/15/2040	1,275,000	1,608,287
6.55%, 05/01/2037	375,000	505,982
6.75%, 06/15/2039	539,000	737,722
7.30%, 07/01/2038	1,418,000	2,034,154
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	529,000	785,622
T-Mobile USA, Inc.
2.05%, 02/15/2028	5,330,000	5,372,640
3.00%, 02/15/2041	3,230,000	3,125,129
3.30%, 02/15/2051	445,000	430,255
3.50%, 04/15/2025	7,120,000	7,670,428
3.60%, 11/15/2060(2)	3,920,000	3,854,043
3.75%, 04/15/2027	8,801,000	9,695,980
3.88%, 04/15/2030	38,285,000	42,272,845
TWDC Enterprises 18 Corp.
3.00%, 07/30/2046	160,000	162,315
Verizon Communications, Inc.
1.68%, 10/30/2030	765,000	727,464
2.10%, 03/22/2028	3,415,000	3,466,532
2.55%, 03/21/2031	8,095,000	8,194,491
2.65%, 11/20/2040	2,329,000	2,188,260
2.99%, 10/30/2056	4,507,000	4,161,606
3.15%, 03/22/2030	5,000,000	5,347,292
3.40%, 03/22/2041	1,500,000	1,566,513
3.70%, 03/22/2061	6,668,000	7,040,926
4.02%, 12/03/2029	712,000	806,774
4.13%, 03/16/2027	2,800,000	3,177,689
4.27%, 01/15/2036	8,376,000	9,839,394
4.40%, 11/01/2034	4,843,000	5,735,443
4.50%, 08/10/2033	7,079,000	8,429,026
4.52%, 09/15/2048	1,065,000	1,306,867
4.81%, 03/15/2039	7,941,000	9,850,648
4.86%, 08/21/2046	7,405,000	9,430,214
ViacomCBS, Inc.
2.90%, 01/15/2027	450,000	478,071
3.70%, 08/15/2024	399,000	428,161
3.70%, 06/01/2028	870,000	964,344
4.00%, 01/15/2026	1,000,000	1,105,310
4.38%, 03/15/2043	718,000	821,363
4.90%, 08/15/2044	315,000	385,609
5.85%, 09/01/2043	2,160,000	2,943,599
Vodafone Group Plc
5.00%, 05/30/2038	3,300,000	4,133,071
5.25%, 05/30/2048	3,594,000	4,651,974
6.15%, 02/27/2037	4,600,000	6,292,590
Walt Disney Co.
3.70%, 10/15/2025	380,000	416,485
6.20%, 12/15/2034	150,000	212,287
7.63%, 11/30/2028	310,000	424,211
8.88%, 04/26/2023	108,000	122,291
9.50%, 07/15/2024	175,000	216,902

Total Communications		523,531,657

Consumer, Cyclical – 1.46%
7-Eleven, Inc.
0.95%, 02/10/2026(2)	3,971,000	3,899,982
1.30%, 02/10/2028(2)	1,274,000	1,224,732
2.50%, 02/10/2041(2)	1,298,000	1,192,449
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025(2)	1,459,931	1,490,938
Air Canada 2015-1 Class A Pass Through Trust
3.60%, 03/15/2027(2)	647,099	658,219

Air Canada 2015-2 Class AA Pass Through Trust
3.75%, 12/15/2027(2)	1,081,421	1,127,544
Air Canada 2017-1 Class A Pass Through Trust
3.55%, 01/15/2030(2)	2,499,419	2,414,585
Air Canada 2017-1 Class AA Pass Through Trust
3.30%, 01/15/2030(2)	4,838,022	4,935,747
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030(2)	1,100,000	1,144,347
3.44%, 05/13/2041(2)	2,460,000	2,529,562
3.63%, 05/13/2051(2)	3,500,000	3,614,556
3.80%, 01/25/2050(2)	2,100,000	2,248,613
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026	325,476	331,495
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027	2,971,455	3,004,198
American Airlines 2015-2 Class AA Pass Through Trust
3.60%, 09/22/2027	525,027	543,672
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 06/15/2028	944,400	919,066
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/2028	1,196,240	1,203,963
American Airlines 2016-3 Class AA Pass Through Trust
3.00%, 10/15/2028	2,221,005	2,214,712
American Airlines 2017-1 Class AA Pass Through Trust
3.65%, 02/15/2029	1,817,969	1,876,531
American Honda Finance Corp.
2.30%, 09/09/2026	185,000	193,688
2.90%, 02/16/2024	300,000	315,855
AutoZone, Inc.
1.65%, 01/15/2031	3,800,000	3,609,503
BMW US Capital LLC
2.25%, 09/15/2023(2)	894,000	922,883
British Airways 2018-1 Class A Pass Through Trust
4.13%, 09/20/2031(2)	2,220,424	2,245,606
British Airways 2018-1 Class AA Pass Through Trust
3.80%, 09/20/2031(2)	1,048,028	1,089,986
British Airways 2019-1 Class AA Pass Through Trust
3.30%, 12/15/2032(2)	1,491,537	1,511,686
CK Hutchison International 21 Ltd.
3.13%, 04/15/2041(2)	2,725,000	2,763,232
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	2,709,220	2,744,474
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	4,156,505	4,379,805
Daimler Finance North America LLC
3.35%, 02/22/2023(2)	1,000,000	1,039,209
Delta Air Lines 2015-1 Class B Pass Through Trust
4.25%, 07/30/2023	1,695,050	1,760,745
Dollar General Corp.
4.13%, 05/01/2028	835,000	947,581
Dollar Tree, Inc.
4.20%, 05/15/2028	3,695,000	4,161,810
Ford Motor Co.
5.29%, 12/08/2046	280,000	311,850
Ford Motor Credit Co. LLC
3.34%, 03/28/2022	3,000,000	3,016,890
3.35%, 11/01/2022	620,000	630,918
3.81%, 10/12/2021	6,200,000	6,203,100
4.25%, 09/20/2022	3,800,000	3,886,450
General Motors Co.
5.00%, 04/01/2035	4,591,000	5,420,767
5.20%, 04/01/2045	2,750,000	3,348,799
5.95%, 04/01/2049	4,905,000	6,464,394
6.13%, 10/01/2025	1,205,000	1,411,888
6.25%, 10/02/2043	3,100,000	4,175,537
6.60%, 04/01/2036	685,000	919,517
General Motors Financial Co., Inc.
1.25%, 01/08/2026	4,283,000	4,228,680
2.35%, 01/08/2031	2,862,000	2,803,206
2.70%, 06/10/2031	2,395,000	2,387,670
3.15%, 06/30/2022	1,120,000	1,140,137
3.45%, 01/14/2022	6,500,000	6,538,998
3.45%, 04/10/2022	4,820,000	4,870,363
3.70%, 05/09/2023	4,180,000	4,361,169
3.95%, 04/13/2024	5,535,000	5,915,505
4.00%, 01/15/2025	2,231,000	2,415,243
4.30%, 07/13/2025	1,765,000	1,936,757
4.35%, 01/17/2027	1,035,000	1,160,329
Home Depot, Inc.
2.38%, 03/15/2051	1,272,000	1,148,360
2.75%, 09/15/2051	1,651,000	1,607,706
4.40%, 03/15/2045	268,000	334,381
Hyundai Capital America
1.15%, 11/10/2022(2)	5,552,000	5,582,750
1.30%, 01/08/2026(2)	1,005,000	988,875
1.50%, 06/15/2026(2)	18,493,000	18,293,671
1.80%, 10/15/2025(2)	1,190,000	1,201,677
1.80%, 01/10/2028(2)	2,170,000	2,123,934
2.38%, 10/15/2027(2)	1,200,000	1,216,233
3.00%, 02/10/2027(2)	675,000	709,925
3.10%, 04/05/2022(2)	2,500,000	2,532,404
3.40%, 06/20/2024(2)	1,500,000	1,589,022
Hyundai Capital Services, Inc.
3.00%, 03/06/2022(2)	3,725,000	3,763,086
JetBlue 2020-1 Class B Pass Through Trust
7.75%, 11/15/2028	1,781,922	2,096,403
Kia Corp.
1.75%, 10/16/2026(2)	1,620,000	1,624,026

Kohl’s Corp.
3.38%, 05/01/2031	2,500,000	2,572,700
Lennar Corp.
4.50%, 04/30/2024	880,000	951,482
Lowe’s Companies, Inc.
1.70%, 10/15/2030	2,300,000	2,198,985
2.63%, 04/01/2031	2,845,000	2,916,122
2.80%, 09/15/2041	5,455,000	5,306,423
3.65%, 04/05/2029	1,701,000	1,883,309
McDonald’s Corp.
4.45%, 03/01/2047	360,000	439,154
4.70%, 12/09/2035	216,000	266,686
6.30%, 10/15/2037	394,000	563,900
MDC Holdings, Inc.
2.50%, 01/15/2031	1,595,000	1,554,439
Nissan Motor Co. Ltd.
4.35%, 09/17/2027(2)	4,222,000	4,638,550
4.81%, 09/17/2030(2)	2,686,000	3,020,948
Nordstrom, Inc.
4.00%, 03/15/2027	2,511,000	2,594,548
4.25%, 08/01/2031	2,871,000	2,907,631
O’Reilly Automotive, Inc.
3.55%, 03/15/2026	500,000	547,839
3.60%, 09/01/2027	802,000	891,284
Ross Stores, Inc.
1.88%, 04/15/2031	11,995,000	11,574,632
Spirit Airlines Pass Through Trust 2017-1AA
3.38%, 02/15/2030	794,448	811,651
Starbucks Corp.
2.55%, 11/15/2030	1,480,000	1,520,253
Stellantis Finance US, Inc.
2.69%, 09/15/2031(2)	2,008,000	1,988,509
United Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/2024	1,000,312	1,056,243
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 08/15/2025	522,367	560,736
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/2026	751,898	793,604
United Airlines 2016-1 Class A Pass Through Trust
3.45%, 07/07/2028	1,400,366	1,410,566
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/2028	6,303,596	6,569,594
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 01/07/2026	1,744,977	1,737,844
United Airlines 2016-2 Class A Pass Through Trust
3.10%, 10/07/2028	2,444,949	2,439,083
United Airlines 2016-2 Class AA Pass Through Trust
2.88%, 10/07/2028	1,466,970	1,485,102
United Airlines 2016-2 Class B Pass Through Trust
3.65%, 10/07/2025	2,240,741	2,227,578
United Airlines 2018-1 Class A Pass Through Trust
3.70%, 03/01/2030	3,318,794	3,360,088
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/2030	4,271,068	4,504,207
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 03/01/2026	427,406	440,031
United Airlines 2019-1 Class A Pass Through Trust
4.55%, 08/25/2031	1,886,575	2,001,838
United Airlines 2019-1 Class AA Pass Through Trust
4.15%, 08/25/2031	2,159,269	2,323,373
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 05/01/2032	2,791,050	2,821,572
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027(2)	1,670,000	1,652,151

Total Consumer, Cyclical		267,154,249

Consumer, Non-cyclical – 4.16%
Abbott Laboratories
4.75%, 11/30/2036	5,000,000	6,361,810
AbbVie, Inc.
2.60%, 11/21/2024	8,919,000	9,375,920
2.80%, 03/15/2023	971,000	998,987
2.85%, 05/14/2023	4,900,000	5,069,252
3.45%, 03/15/2022	1,238,000	1,249,058
3.60%, 05/14/2025	12,060,000	13,045,892
3.80%, 03/15/2025	3,000,000	3,257,558
3.85%, 06/15/2024	1,198,000	1,288,426
4.05%, 11/21/2039	9,038,000	10,386,548
4.25%, 11/21/2049	11,691,000	13,847,439
4.40%, 11/06/2042	1,700,000	2,030,789
4.45%, 05/14/2046	425,000	512,143
4.55%, 03/15/2035	6,025,000	7,220,424
4.70%, 05/14/2045	4,415,000	5,446,863
Aetna, Inc.
4.50%, 05/15/2042	4,205,000	5,024,793
4.75%, 03/15/2044	1,800,000	2,231,187
6.75%, 12/15/2037	341,000	501,746
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280,000	4,332,313
AHS Hospital Corp.
2.78%, 07/01/2051	2,730,000	2,669,995
Altria Group, Inc.
2.45%, 02/04/2032	3,845,000	3,684,394
3.40%, 02/04/2041	8,495,000	8,045,097
AmerisourceBergen Corp.
4.30%, 12/15/2047	1,080,000	1,253,858
Amgen, Inc.
1.65%, 08/15/2028	13,149,000	12,929,938
2.20%, 02/21/2027	1,155,000	1,195,050

2.80%, 08/15/2041	15,620,000	15,092,947
3.00%, 01/15/2052	7,568,000	7,260,129
3.15%, 02/21/2040	2,000,000	2,018,821
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	455,000	536,379
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	4,110,000	4,775,997
4.38%, 04/15/2038	2,240,000	2,614,684
4.44%, 10/06/2048	590,000	690,242
4.60%, 04/15/2048	5,390,000	6,434,714
4.60%, 06/01/2060	1,910,000	2,294,958
4.70%, 02/01/2036	10,516,000	12,707,962
4.75%, 01/23/2029	1,150,000	1,353,869
4.75%, 04/15/2058	93,000	114,035
4.90%, 02/01/2046	10,121,000	12,440,883
4.95%, 01/15/2042	2,735,000	3,378,785
5.45%, 01/23/2039	7,035,000	9,111,750
Anthem, Inc.
3.13%, 05/15/2022	484,000	492,315
3.30%, 01/15/2023	271,000	280,781
3.60%, 03/15/2051	4,420,000	4,828,780
4.10%, 03/01/2028	920,000	1,041,452
4.38%, 12/01/2047	4,500,000	5,429,001
4.63%, 05/15/2042	400,000	490,304
4.65%, 01/15/2043	391,000	480,693
4.65%, 08/15/2044	395,000	487,497
5.10%, 01/15/2044	1,690,000	2,183,668
Ascension Health
2.53%, 11/15/2029	1,740,000	1,823,594
3.11%, 11/15/2039	2,670,000	2,875,540
AstraZeneca Plc
2.13%, 08/06/2050	1,040,000	896,933
4.00%, 09/18/2042	540,000	641,125
6.45%, 09/15/2037	500,000	740,849
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	2,280,000	2,460,744
BAT Capital Corp.
2.26%, 03/25/2028	2,000,000	1,985,048
2.73%, 03/25/2031	6,820,000	6,716,103
3.56%, 08/15/2027	3,615,000	3,894,924
3.73%, 09/25/2040	1,240,000	1,196,329
3.98%, 09/25/2050	2,500,000	2,404,848
4.39%, 08/15/2037	2,000,000	2,148,067
4.54%, 08/15/2047	635,000	657,832
BAT International Finance Plc
1.67%, 03/25/2026	1,390,000	1,390,774
Baxalta, Inc.
3.60%, 06/23/2022	110,000	112,045
5.25%, 06/23/2045	50,000	66,742
Becton Dickinson & Co.
3.73%, 12/15/2024	540,000	583,536
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051(2)	3,755,000	4,068,382
Biogen, Inc.
2.25%, 05/01/2030	2,577,000	2,563,167
3.15%, 05/01/2050	650,000	619,538
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	1,730,000	1,813,732
Boston Scientific Corp.
4.00%, 03/01/2029	2,317,000	2,625,479
4.55%, 03/01/2039	725,000	881,766
Bristol-Myers Squibb Co.
2.35%, 11/13/2040	3,651,000	3,473,995
4.13%, 06/15/2039	4,294,000	5,157,089
4.35%, 11/15/2047	7,950,000	9,974,563
4.55%, 02/20/2048	1,770,000	2,270,511
4.63%, 05/15/2044	2,640,000	3,386,807
5.00%, 08/15/2045	653,000	877,892
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	3,900,000	3,951,680
Campbell Soup Co.
2.38%, 04/24/2030	895,000	900,966
3.13%, 04/24/2050	494,000	478,050
Cargill, Inc.
3.25%, 03/01/2023(2)	345,000	359,085
Centene Corp.
2.45%, 07/15/2028	10,419,000	10,471,095
Children’s Health System of Texas
2.51%, 08/15/2050	2,270,000	2,110,758
Children’s Hospital
2.93%, 07/15/2050	1,340,000	1,321,742
Children’s Hospital Corp.
2.59%, 02/01/2050	1,290,000	1,227,013
Cigna Corp.
3.05%, 11/30/2022	9,105,000	9,363,464
3.25%, 04/15/2025	970,000	1,038,907
4.38%, 10/15/2028	30,325,000	35,044,015
4.50%, 02/25/2026	755,000	852,294
4.80%, 07/15/2046	218,000	272,279
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	1,500,000	1,419,405
2.75%, 01/22/2030	1,370,000	1,412,689
CommonSpirit Health
1.55%, 10/01/2025	1,290,000	1,295,422
2.78%, 10/01/2030	5,925,000	6,101,348
3.91%, 10/01/2050	1,265,000	1,381,954

Conagra Brands, Inc.
1.38%, 11/01/2027	1,755,000	1,709,282
5.40%, 11/01/2048	1,275,000	1,692,906
7.00%, 10/01/2028	3,250,000	4,233,463
Constellation Brands, Inc.
2.25%, 08/01/2031	2,970,000	2,922,409
2.88%, 05/01/2030	3,620,000	3,765,681
4.40%, 11/15/2025	760,000	851,090
4.65%, 11/15/2028	4,780,000	5,514,746
Cottage Health Obligated Group
3.30%, 11/01/2049	1,530,000	1,626,747
CVS Health Corp.
2.70%, 08/21/2040	2,500,000	2,385,602
4.30%, 03/25/2028	783,000	893,133
4.78%, 03/25/2038	7,088,000	8,690,895
4.88%, 07/20/2035	2,515,000	3,055,248
5.05%, 03/25/2048	6,313,000	8,126,108
5.13%, 07/20/2045	4,430,000	5,709,066
5.30%, 12/05/2043	3,260,000	4,278,978
CVS Pass-Through Trust
5.77%, 01/10/2033(2)	706,277	833,969
5.93%, 01/10/2034(2)	530,533	639,315
7.51%, 01/10/2032(2)	780,964	983,146
CVS Pass-Through Trust Series 2009
8.35%, 07/10/2031(2)	788,307	1,025,506
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	3,000,000	3,196,569
DH Europe Finance II Sarl
3.25%, 11/15/2039	431,000	459,656
Diageo Investment Corp.
8.00%, 09/15/2022	516,000	553,440
Element Fleet Management Corp.
1.60%, 04/06/2024(2)	1,405,000	1,425,210
3.85%, 06/15/2025(2)	3,000,000	3,230,208
ERAC USA Finance LLC
4.50%, 02/15/2045(2)	300,000	363,409
5.63%, 03/15/2042(2)	357,000	488,004
Experian Finance Plc
2.75%, 03/08/2030(2)	9,240,000	9,578,378
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	2,290,000	2,395,867
4.38%, 05/10/2043	526,000	615,583
Ford Foundation
2.82%, 06/01/2070	4,835,000	4,788,966
Fresenius Medical Care US Finance III, Inc.
3.00%, 12/01/2031(2)	8,000,000	8,181,038
General Mills, Inc.
3.00%, 02/01/2051(2)	3,007,000	3,001,687
Gilead Sciences, Inc.
1.65%, 10/01/2030	1,700,000	1,632,313
2.60%, 10/01/2040	1,855,000	1,766,068
4.60%, 09/01/2035	4,225,000	5,123,075
Global Payments, Inc.
3.20%, 08/15/2029	2,300,000	2,431,322
Grupo Bimbo SAB de CV
3.88%, 06/27/2024(2)	5,000,000	5,371,898
4.70%, 11/10/2047(2)	4,500,000	5,324,085
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	3,780,000	3,740,747
2.88%, 09/01/2050	2,000,000	1,983,833
Hartford HealthCare Corp.
3.45%, 07/01/2054	3,370,000	3,506,128
HCA, Inc.
3.50%, 07/15/2051	245,000	242,864
4.50%, 02/15/2027	7,000,000	7,879,944
5.13%, 06/15/2039	1,715,000	2,128,218
5.25%, 06/15/2026	4,200,000	4,819,583
5.50%, 06/15/2047	1,825,000	2,366,578
Johnson & Johnson
4.38%, 12/05/2033	1,070,000	1,316,251
Keurig Dr Pepper, Inc.
3.43%, 06/15/2027	1,802,000	1,980,072
4.06%, 05/25/2023	2,299,000	2,429,686
4.42%, 05/25/2025	447,000	496,746
4.42%, 12/15/2046	4,032,000	4,838,411
4.99%, 05/25/2038	646,000	808,754
5.09%, 05/25/2048	500,000	663,380
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031(2)	7,500,000	7,475,250
Kraft Heinz Foods Co.
3.00%, 06/01/2026	3,353,000	3,531,854
4.38%, 06/01/2046	4,425,000	5,034,853
4.88%, 10/01/2049	3,375,000	4,107,695
Kroger Co.
3.95%, 01/15/2050	1,600,000	1,815,810
4.45%, 02/01/2047	1,010,000	1,207,468
5.40%, 07/15/2040	95,000	123,889
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	2,190,000	2,322,669
Mars, Inc.
3.95%, 04/01/2049(2)	3,482,000	4,160,268
Massachusetts Institute of Technology
3.89%, 07/01/2116	2,906,000	3,516,180
4.68%, 07/01/2114	1,645,000	2,386,459
McKesson Corp.
0.90%, 12/03/2025	2,410,000	2,371,736
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	891,000	992,178
Memorial Health Services
3.45%, 11/01/2049	3,040,000	3,374,660

MidMichigan Health
3.41%, 06/01/2050	3,480,000	3,746,326
Moody’s Corp.
2.55%, 08/18/2060	705,000	617,046
2.75%, 08/19/2041	4,368,000	4,239,574
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/2048	999,000	1,100,463
MultiCare Health System
2.80%, 08/15/2050	3,003,000	2,983,338
Mylan, Inc.
3.13%, 01/15/2023(2)	5,000,000	5,165,019
4.55%, 04/15/2028	700,000	798,970
5.20%, 04/15/2048	7,550,000	9,294,899
5.40%, 11/29/2043	3,770,000	4,661,003
NYU Langone Hospitals
3.38%, 07/01/2055	1,270,000	1,324,414
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605,000	3,129,541
Pepperdine University
3.30%, 12/01/2059	1,440,000	1,490,709
PerkinElmer, Inc.
3.63%, 03/15/2051	3,400,000	3,654,809
Philip Morris International, Inc.
2.50%, 11/02/2022	1,300,000	1,328,746
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	2,195,000	2,132,722
President & Fellows of Harvard College
2.52%, 10/15/2050	3,480,000	3,429,675
3.30%, 07/15/2056	4,420,000	5,024,518
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200,000	1,270,789
Quanta Services, Inc.
2.35%, 01/15/2032	2,965,000	2,901,148
Quest Diagnostics, Inc.
3.45%, 06/01/2026	223,000	242,574
3.50%, 03/30/2025	4,820,000	5,200,082
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/2022(2)	1,200,000	1,216,425
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	2,800,000	2,663,715
2.80%, 09/15/2050	1,655,000	1,527,974
Reynolds American, Inc.
4.45%, 06/12/2025	5,000,000	5,512,104
Royalty Pharma Plc
0.75%, 09/02/2023	7,105,000	7,128,212
1.20%, 09/02/2025	2,080,000	2,066,516
1.75%, 09/02/2027	2,080,000	2,071,005
3.30%, 09/02/2040	1,720,000	1,714,584
3.55%, 09/02/2050	1,765,000	1,733,812
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	668,000	696,389
3.20%, 09/23/2026	3,626,000	3,911,243
Smithfield Foods, Inc.
3.35%, 02/01/2022(2)	14,000,000	14,079,591
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	3,675,000	3,731,234
3.18%, 07/09/2050	1,920,000	1,945,684
Texas Health Resources
2.33%, 11/15/2050	970,000	859,733
4.33%, 11/15/2055	1,000,000	1,294,776
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	1,040,000	1,037,351
2.95%, 09/19/2026	476,000	511,746
Triton Container International Ltd.
1.15%, 06/07/2024(2)	2,755,000	2,750,530
Tyson Foods, Inc.
4.88%, 08/15/2034	400,000	494,404
5.15%, 08/15/2044	588,000	759,882
Unilever Capital Corp.
3.38%, 03/22/2025	800,000	860,708
UnitedHealth Group, Inc.
2.30%, 05/15/2031	3,201,000	3,265,953
3.10%, 03/15/2026	550,000	596,403
3.25%, 05/15/2051	4,430,000	4,684,526
3.50%, 08/15/2039	1,675,000	1,849,308
4.63%, 07/15/2035	427,000	530,490
Universal Health Services, Inc.
2.65%, 10/15/2030(2)	1,520,000	1,526,901
2.65%, 01/15/2032(2)	2,115,000	2,094,352
University of Chicago
2.76%, 04/01/2045	1,575,000	1,605,764
University of Southern California
3.23%, 10/01/2120	1,370,000	1,381,792
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	532,000	586,050
5.25%, 06/15/2046	275,000	336,370
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000,000	7,710,756
Viatris, Inc.
2.30%, 06/22/2027(2)	3,525,000	3,599,307
3.85%, 06/22/2040(2)	4,820,000	5,169,443
4.00%, 06/22/2050(2)	4,000,000	4,251,449
Viterra Finance BV
3.20%, 04/21/2031(2)	10,250,000	10,411,912
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	1,530,000	1,417,486

Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	6,000,000	6,450,051
3.55%, 03/20/2030	9,400,000	10,281,221
3.70%, 03/19/2023	407,000	424,589
Zoetis, Inc.
2.00%, 05/15/2030	1,590,000	1,575,265
3.00%, 09/12/2027	4,685,000	5,044,182

Total Consumer, Non-cyclical		763,394,029

Diversified – 0.03%
CK Hutchison International 16 Ltd.
1.88%, 10/03/2021(2)	402,000	402,000
2.75%, 10/03/2026(2)	600,000	634,074
CK Hutchison International 17 II Ltd.
2.75%, 03/29/2023(2)	500,000	515,721
CK Hutchison International 17 Ltd.
2.88%, 04/05/2022(2)	800,000	809,728
CK Hutchison International 19 Ltd.
3.63%, 04/11/2029(2)	1,615,000	1,766,810
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(2)	836,573	948,856
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022(2)	450,000	463,443

Total Diversified		5,540,632

Energy – 3.20%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047(2)	3,856,000	4,546,610
Aker BP ASA
2.88%, 01/15/2026(2)	2,326,000	2,458,231
ANR Pipeline Co.
9.63%, 11/01/2021	337,000	339,311
Baker Hughes a GE Co. LLC / Baker Hughes Co.-Obligor, Inc.
4.49%, 05/01/2030	1,365,000	1,596,826
Baker Hughes Holdings LLC
5.13%, 09/15/2040	600,000	765,467
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,145,000	1,203,221
4.80%, 05/03/2029	960,000	1,099,113
5.95%, 06/01/2026	3,000,000	3,511,240
BP Capital Markets America, Inc.
2.94%, 06/04/2051	3,935,000	3,720,523
3.02%, 01/16/2027	1,052,000	1,130,785
3.06%, 06/17/2041	4,349,000	4,391,136
3.79%, 02/06/2024	9,145,000	9,791,332
BP Capital Markets Plc
3.28%, 09/19/2027	2,309,000	2,528,781
3.51%, 03/17/2025	45,000	48,719
3.54%, 11/04/2024	700,000	757,070
Buckeye Partners LP
5.60%, 10/15/2044	2,000,000	1,945,000
5.85%, 11/15/2043	591,000	591,532
Canadian Natural Resources Ltd.
6.25%, 03/15/2038	5,000,000	6,649,401
6.50%, 02/15/2037	118,000	157,984
Cenovus Energy, Inc.
5.25%, 06/15/2037	5,270,000	6,280,506
5.38%, 07/15/2025	5,770,000	6,572,358
5.40%, 06/15/2047	3,590,000	4,404,423
6.80%, 09/15/2037	2,100,000	2,788,566
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039(2)	2,025,000	2,005,875
5.13%, 06/30/2027	377,000	435,852
5.88%, 03/31/2025	5,900,000	6,664,820
Chevron USA, Inc.
3.25%, 10/15/2029	1,155,000	1,264,321
5.05%, 11/15/2044	3,740,000	4,976,638
5.25%, 11/15/2043	3,975,000	5,360,204
6.00%, 03/01/2041	386,000	559,831
Cimarex Energy Co.
3.90%, 05/15/2027	3,045,000	3,331,594
CNOOC Finance 2013 Ltd.
2.88%, 09/30/2029	2,245,000	2,316,396
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700,000	3,683,781
ConocoPhillips
2.40%, 02/15/2031(2)	1,310,000	1,332,164
3.75%, 10/01/2027(2)	1,000,000	1,116,839
ConocoPhillips Co.
4.95%, 03/15/2026	598,000	687,568
Continental Resources, Inc.
4.38%, 01/15/2028	2,515,000	2,782,219
4.50%, 04/15/2023	3,444,000	3,568,845
4.90%, 06/01/2044	1,777,000	1,990,240
Devon Energy Corp.
4.75%, 05/15/2042	722,000	823,993
5.60%, 07/15/2041	2,001,000	2,493,351
Diamondback Energy, Inc.
3.25%, 12/01/2026	10,490,000	11,233,208
4.75%, 05/31/2025	2,000,000	2,234,059
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/2044(2)	1,300,000	1,551,940
Ecopetrol SA
4.13%, 01/16/2025	383,000	398,657
5.38%, 06/26/2026	537,000	583,638
5.88%, 09/18/2023	395,000	425,415
Enable Midstream Partners LP
4.40%, 03/15/2027	900,000	997,054
4.95%, 05/15/2028	1,615,000	1,814,170
Enbridge Energy Partners LP
7.50%, 04/15/2038	1,000,000	1,485,753

Enbridge, Inc.
1.60%, 10/04/2026	2,406,000	2,414,418
Energy Transfer LP
3.60%, 02/01/2023	1,245,000	1,283,608
4.05%, 03/15/2025	2,250,000	2,427,147
4.75%, 01/15/2026	2,367,000	2,645,450
4.95%, 01/15/2043	1,482,000	1,618,722
5.00%, 05/15/2050	5,545,000	6,397,399
5.25%, 04/15/2029	5,631,000	6,600,490
5.30%, 04/01/2044	200,000	231,720
5.40%, 10/01/2047	1,500,000	1,787,422
5.50%, 06/01/2027	277,000	325,013
6.05%, 06/01/2041	2,000,000	2,481,246
6.13%, 12/15/2045	810,000	1,030,649
6.25%, 04/15/2049	7,273,000	9,556,798
6.50%, 02/01/2042	3,200,000	4,157,513
ENI SpA
4.25%, 05/09/2029(2)	2,825,000	3,228,991
5.70%, 10/01/2040(2)	557,000	707,046
ENI USA, Inc.
7.30%, 11/15/2027	400,000	519,083
Enterprise Products Operating LLC
3.30%, 02/15/2053	5,521,000	5,384,314
3.70%, 02/15/2026	304,000	333,679
3.90%, 02/15/2024	3,400,000	3,628,511
4.85%, 08/15/2042	4,000,000	4,831,973
4.95%, 10/15/2054	177,000	222,728
5.75%, 03/01/2035	1,075,000	1,355,769
5.95%, 02/01/2041	201,000	272,601
EOG Resources, Inc.
2.63%, 03/15/2023	249,000	255,723
EQM Midstream Partners LP
4.00%, 08/01/2024	2,000,000	2,077,420
4.75%, 07/15/2023	1,684,000	1,758,601
EQT Corp.
3.90%, 10/01/2027	805,000	871,195
Equinor ASA
2.88%, 04/06/2025	665,000	706,055
3.25%, 11/10/2024	508,000	545,920
Exxon Mobil Corp.
3.00%, 08/16/2039	3,535,000	3,654,885
3.10%, 08/16/2049	2,040,000	2,063,822
3.45%, 04/15/2051	4,108,000	4,368,562
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(2)	1,930,000	1,957,776
4.32%, 12/30/2039(2)	1,365,000	1,410,807
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040(2)	2,450,000	2,444,891
Gazprom PJSC Via Gaz Capital SA
4.95%, 07/19/2022(2)	610,000	628,331
6.51%, 03/07/2022(2)	1,140,000	1,166,220
Gray Oak Pipeline LLC
2.00%, 09/15/2023(2)	1,220,000	1,243,350
2.60%, 10/15/2025(2)	5,580,000	5,719,959
Halliburton Co.
4.75%, 08/01/2043	565,000	646,875
4.85%, 11/15/2035	200,000	235,891
7.60%, 08/15/2096(2)	258,000	346,136
Helmerich & Payne, Inc.
4.65%, 03/15/2025	4,710,000	5,201,794
Hess Corp.
5.80%, 04/01/2047	3,358,000	4,373,157
6.00%, 01/15/2040	513,000	658,565
HollyFrontier Corp.
2.63%, 10/01/2023	250,000	258,111
5.88%, 04/01/2026	4,573,000	5,249,345
KazMunayGas National Co. JSC
4.75%, 04/24/2025(2)	1,590,000	1,751,957
Kinder Morgan Energy Partners LP
4.30%, 05/01/2024	3,700,000	3,989,798
6.95%, 01/15/2038	4,767,000	6,756,035
7.30%, 08/15/2033	1,650,000	2,322,316
7.50%, 11/15/2040	483,000	713,540
Kinder Morgan, Inc.
2.00%, 02/15/2031	1,290,000	1,243,361
3.25%, 08/01/2050	1,430,000	1,378,355
5.05%, 02/15/2046	600,000	725,511
7.80%, 08/01/2031	4,600,000	6,561,030
Lundin Energy Finance BV
2.00%, 07/15/2026(2)	1,255,000	1,262,571
3.10%, 07/15/2031(2)	3,795,000	3,847,923
Magellan Midstream Partners LP
3.20%, 03/15/2025	386,000	404,888
4.20%, 03/15/2045	5,725,000	5,973,441
Marathon Petroleum Corp.
3.63%, 09/15/2024	1,061,000	1,138,509
4.50%, 05/01/2023	1,919,000	2,028,069
4.50%, 04/01/2048	3,000,000	3,396,330
4.70%, 05/01/2025	11,299,000	12,612,465
4.75%, 12/15/2023	5,537,000	5,985,424
5.13%, 12/15/2026	5,979,000	6,952,521
MPLX LP
2.65%, 08/15/2030	7,390,000	7,415,366
4.50%, 04/15/2038	6,723,000	7,505,136
4.88%, 06/01/2025	3,000,000	3,352,572
5.20%, 03/01/2047	695,000	842,960
5.20%, 12/01/2047	560,000	679,912
5.50%, 02/15/2049	950,000	1,204,206

NGPL PipeCo LLC
3.25%, 07/15/2031(2)	2,055,000	2,105,561
Occidental Petroleum Corp.
0.00%, 10/10/2036	4,000,000	2,170,020
3.20%, 08/15/2026	3,000,000	3,062,820
6.45%, 09/15/2036	2,685,000	3,378,066
ONEOK Partners LP
3.38%, 10/01/2022	151,000	154,155
5.00%, 09/15/2023	3,923,000	4,197,594
6.20%, 09/15/2043	2,500,000	3,239,446
6.65%, 10/01/2036	1,050,000	1,408,806
ONEOK, Inc.
2.75%, 09/01/2024	8,370,000	8,773,014
3.10%, 03/15/2030	13,970,000	14,582,029
3.40%, 09/01/2029	925,000	986,492
4.50%, 03/15/2050	915,000	1,014,511
4.95%, 07/13/2047	1,850,000	2,186,920
Ovintiv Exploration, Inc.
5.38%, 01/01/2026	3,845,000	4,347,396
5.63%, 07/01/2024	1,000,000	1,108,846
Petroleos Mexicanos
6.35%, 02/12/2048	4,537,000	3,833,606
6.49%, 01/23/2027	1,185,000	1,252,308
6.50%, 03/13/2027	1,090,000	1,151,160
6.50%, 01/23/2029	970,000	997,063
6.75%, 09/21/2047	4,518,000	3,940,441
6.88%, 08/04/2026	2,390,000	2,599,364
Phillips 66
4.88%, 11/15/2044	70,000	88,311
5.88%, 05/01/2042	3,000,000	4,121,594
Phillips 66 Partners LP
3.15%, 12/15/2029	655,000	684,582
3.55%, 10/01/2026	190,000	204,717
3.61%, 02/15/2025	560,000	599,021
4.90%, 10/01/2046	412,000	489,075
Pioneer Natural Resources Co.
1.90%, 08/15/2030	2,330,000	2,229,332
2.15%, 01/15/2031	13,863,000	13,480,479
Plains All American Pipeline LP
3.55%, 12/15/2029	2,800,000	2,945,790
4.65%, 10/15/2025	2,391,000	2,649,660
5.15%, 06/01/2042	2,380,000	2,672,020
Plains All American Pipeline LP / PAA Finance Corp.
4.70%, 06/15/2044	8,631,000	9,262,790
Qatar Petroleum
1.38%, 09/12/2026(2)	16,914,000	16,788,836
2.25%, 07/12/2031(2)	3,240,000	3,208,896
3.13%, 07/12/2041(2)	2,457,000	2,455,821
Reliance Industries Ltd.
5.40%, 02/14/2022(2)	1,115,000	1,133,331
S.A. Global Sukuk Ltd.
0.95%, 06/17/2024(2)	1,430,000	1,415,872
Sabal Trail Transmission LLC
4.68%, 05/01/2038(2)	10,000,000	11,829,947
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027	1,700,000	1,954,338
5.63%, 03/01/2025	505,000	573,148
5.88%, 06/30/2026	10,000,000	11,768,974
Saudi Arabian Oil Co.
1.25%, 11/24/2023(2)	352,000	354,253
1.63%, 11/24/2025(2)	653,000	653,033
3.25%, 11/24/2050(2)	1,948,000	1,855,626
Schlumberger Finance Canada Ltd.
1.40%, 09/17/2025	2,640,000	2,668,092
Schlumberger Holdings Corp.
3.75%, 05/01/2024(2)	780,000	833,312
3.90%, 05/17/2028(2)	852,000	939,195
Shell International Finance BV
2.75%, 04/06/2030	3,300,000	3,503,756
Sinopec Group Overseas Development 2018 Ltd.
3.68%, 08/08/2049(2)	4,318,000	4,639,336
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(2)	428,000	521,473
8.00%, 03/01/2032	446,000	631,040
Spectra Energy Partners LP
4.50%, 03/15/2045	3,000,000	3,520,486
5.95%, 09/25/2043	207,000	285,906
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048,000	1,364,601
5.95%, 05/15/2035	350,000	454,871
6.80%, 05/15/2038	423,000	598,259
7.88%, 06/15/2026	543,000	681,683
TC PipeLines LP
3.90%, 05/25/2027	5,457,000	6,054,137
4.38%, 03/13/2025	8,465,000	9,214,273
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030(2)	1,705,000	1,763,179
Texas Eastern Transmission LP
2.80%, 10/15/2022(2)	714,000	726,439
3.50%, 01/15/2028(2)	450,000	486,747
TotalEnergies Capital International SA
2.99%, 06/29/2041	4,000,000	4,067,504
3.13%, 05/29/2050	2,465,000	2,478,522
3.46%, 07/12/2049	1,905,000	2,039,432
TransCanada PipeLines Ltd.
4.75%, 05/15/2038	1,000,000	1,190,262
6.20%, 10/15/2037	573,000	781,732
Valero Energy Corp.
1.20%, 03/15/2024	2,070,000	2,093,143

2.15%, 09/15/2027	6,870,000	6,918,159
2.70%, 04/15/2023	1,455,000	1,501,889
6.63%, 06/15/2037	5,000,000	6,751,999
7.50%, 04/15/2032	175,000	242,859
Williams Companies, Inc.
4.30%, 03/04/2024	2,500,000	2,683,916
4.85%, 03/01/2048	3,000,000	3,667,812
4.90%, 01/15/2045	7,000,000	8,377,705
5.40%, 03/04/2044	2,750,000	3,461,278
5.75%, 06/24/2044	2,500,000	3,292,860
6.30%, 04/15/2040	333,000	453,920
Woodside Finance Ltd.
3.65%, 03/05/2025(2)	3,300,000	3,506,854

Total Energy		587,032,132

Financials – 12.23%
ABN AMRO Bank NV
1.54% (1 Year CMT Index + 0.80%), 06/16/2027(1)(2)	8,400,000	8,352,600
4.75%, 07/28/2025(2)	6,031,000	6,686,014
AerCap Ireland Capital DAC
1.75%, 01/30/2026	1,140,000	1,128,354
2.88%, 08/14/2024	1,060,000	1,104,327
3.50%, 01/15/2025	333,000	350,386
4.45%, 12/16/2021	1,260,000	1,265,952
4.45%, 10/01/2025	3,500,000	3,825,621
4.50%, 09/15/2023	5,280,000	5,625,359
6.50%, 07/15/2025	1,848,000	2,142,574
AIA Group Ltd.
3.20%, 03/11/2025(2)	5,545,000	5,866,721
3.20%, 09/16/2040(2)	915,000	923,973
3.60%, 04/09/2029(2)	795,000	870,562
3.90%, 04/06/2028(2)	1,000,000	1,112,000
AIB Group Plc
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(1)(2)	1,265,000	1,356,351
4.75%, 10/12/2023(2)	5,775,000	6,211,472
AIG SunAmerica Global Financing X
6.90%, 03/15/2032(2)	955,000	1,346,286
Air Lease Corp.
1.88%, 08/15/2026	3,070,000	3,059,280
2.88%, 01/15/2026	1,300,000	1,358,364
3.25%, 03/01/2025	710,000	749,610
3.25%, 10/01/2029	3,950,000	4,109,420
3.38%, 07/01/2025	1,835,000	1,948,684
3.88%, 07/03/2023	2,500,000	2,628,383
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,190,000	1,119,747
2.00%, 05/18/2032	2,180,000	2,113,243
3.80%, 04/15/2026	338,000	372,620
4.00%, 02/01/2050	1,451,000	1,679,634
American Express Co.
3.55% (5 Year CMT Index + 2.85%), 09/15/2170(1)	3,475,000	3,540,504
4.20%, 11/06/2025	1,400,000	1,574,078
American Financial Group, Inc.
3.50%, 08/15/2026	1,435,000	1,566,034
American International Group, Inc.
3.88%, 01/15/2035	376,000	424,835
3.90%, 04/01/2026	1,370,000	1,519,801
4.13%, 02/15/2024	107,000	115,507
4.50%, 07/16/2044	6,104,000	7,452,347
American Tower Corp.
1.50%, 01/31/2028	2,660,000	2,576,610
1.88%, 10/15/2030	2,485,000	2,386,502
2.10%, 06/15/2030	1,300,000	1,272,147
2.25%, 01/15/2022	600,000	603,215
2.95%, 01/15/2051	875,000	825,217
3.10%, 06/15/2050	1,340,000	1,311,682
3.38%, 10/15/2026	506,000	547,545
3.70%, 10/15/2049	2,065,000	2,233,051
3.80%, 08/15/2029	2,500,000	2,772,243
American Tower Trust
3.07%, 03/15/2023(2)	2,900,000	2,902,891
AmFam Holdings, Inc.
2.81%, 03/11/2031(2)	5,000,000	5,122,511
AmSouth Bancorp
6.75%, 11/01/2025	527,000	633,967
ANZ New Zealand Int’l Ltd.
3.45%, 01/21/2028(2)	500,000	551,415
Aon Plc
3.50%, 06/14/2024	815,000	870,038
4.00%, 11/27/2023	5,000,000	5,318,075
Arthur J Gallagher & Co.
3.50%, 05/20/2051	3,000,000	3,212,062
Assurant, Inc.
4.20%, 09/27/2023	1,210,000	1,288,266
Athene Global Funding
0.95%, 01/08/2024(2)	3,000,000	3,014,491
1.73%, 10/02/2026(2)	7,871,000	7,866,692
2.67%, 06/07/2031(2)	5,583,000	5,628,011
2.95%, 11/12/2026(2)	8,370,000	8,924,285
Australia & New Zealand Banking Group Ltd.
2.57% (5 Year CMT Index + 1.70%), 11/25/2035(1)(2)	4,590,000	4,455,854
4.40%, 05/19/2026(2)	1,816,000	2,033,434
4.50%, 03/19/2024(2)	9,000,000	9,769,061
Aviation Capital Group LLC
3.88%, 05/01/2023(2)	780,000	813,892
5.50%, 12/15/2024(2)	1,745,000	1,955,728
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026(2)	1,430,000	1,415,365
2.53%, 11/18/2027(2)	15,330,000	15,077,092

2.88%, 02/15/2025(2)	3,704,000	3,811,094
3.63%, 05/01/2022(2)	1,000,000	1,014,957
3.95%, 07/01/2024(2)	2,835,000	3,010,002
4.25%, 04/15/2026(2)	1,710,000	1,839,216
4.38%, 05/01/2026(2)	790,000	852,888
5.25%, 05/15/2024(2)	2,790,000	3,047,930
5.50%, 01/15/2026(2)	4,364,000	4,892,092
Banco Nacional de Panama
2.50%, 08/11/2030(2)	2,750,000	2,637,250
Banco Santander SA
1.24% (3 Month LIBOR USD + 1.12%), 04/12/2023(1)	1,000,000	1,013,597
1.72% (1 Year CMT Index + 0.90%), 09/14/2027(1)	3,200,000	3,185,129
1.85%, 03/25/2026	6,600,000	6,684,905
2.75%, 05/28/2025	1,600,000	1,678,348
2.75%, 12/03/2030	1,400,000	1,393,063
3.13%, 02/23/2023	1,400,000	1,449,851
3.50%, 04/11/2022	5,000,000	5,082,079
5.18%, 11/19/2025	1,500,000	1,704,006
Bank of America Corp.
1.66% (Secured Overnight Financing Rate + 0.91%), 03/11/2027(1)	950,000	955,453
1.73% (Secured Overnight Financing Rate + 0.96%), 07/22/2027(1)	13,173,000	13,227,205
1.90% (Secured Overnight Financing Rate + 1.53%), 07/23/2031(1)	1,285,000	1,239,096
2.09% (Secured Overnight Financing Rate + 1.06%), 06/14/2029(1)	15,630,000	15,604,915
2.30% (Secured Overnight Financing Rate + 1.22%), 07/21/2032(1)	21,250,000	20,946,602
2.46% (3 Month LIBOR USD + 0.87%), 10/22/2025(1)	2,000,000	2,089,060
2.50% (3 Month LIBOR USD + 0.99%), 02/13/2031(1)	2,965,000	3,000,550
2.59% (Secured Overnight Financing Rate + 2.15%), 04/29/2031(1)	11,813,000	12,056,678
2.68% (Secured Overnight Financing Rate + 1.93%), 06/19/2041(1)	13,584,000	13,114,240
2.69% (Secured Overnight Financing Rate + 1.32%), 04/22/2032(1)	17,025,000	17,336,047
2.88% (3 Month LIBOR USD + 1.19%), 10/22/2030(1)	5,130,000	5,355,618
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023(1)	4,530,000	4,668,482
3.09% (3 Month LIBOR USD + 1.09%), 10/01/2025(1)	5,000,000	5,314,850
3.25%, 10/21/2027	2,668,000	2,880,797
3.37% (3 Month LIBOR USD + 0.81%), 01/23/2026(1)	1,500,000	1,602,642
3.42% (3 Month LIBOR USD + 1.04%), 12/20/2028(1)	4,023,000	4,360,279
3.55% (3 Month LIBOR USD + 0.78%), 03/05/2024(1)	4,105,000	4,279,230
3.59% (3 Month LIBOR USD + 1.37%), 07/21/2028(1)	7,800,000	8,551,106
3.71% (3 Month LIBOR USD + 1.51%), 04/24/2028(1)	4,500,000	4,945,358
3.82% (3 Month LIBOR USD + 1.58%), 01/20/2028(1)	10,000,000	11,035,501
3.86% (3 Month LIBOR USD + 0.94%), 07/23/2024(1)	8,174,000	8,650,472
3.95%, 04/21/2025	5,201,000	5,667,854
3.97% (3 Month LIBOR USD + 1.21%), 02/07/2030(1)	2,820,000	3,157,056
4.00%, 01/22/2025	5,349,000	5,812,574
4.20%, 08/26/2024	4,140,000	4,528,466
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(1)	1,500,000	1,700,943
4.30% (3 Month LIBOR USD + 2.66%), 07/28/2170(1)	3,075,000	3,128,813
4.45%, 03/03/2026	7,140,000	7,994,870
6.11%, 01/29/2037	3,580,000	4,826,731
7.75%, 05/14/2038	137,000	214,327
Bank of Ireland Group Plc
2.03% (1 Year CMT Index + 1.10%), 09/30/2027(1)(2)	6,132,000	6,128,431
Bank of Montreal
1.85%, 05/01/2025	1,950,000	2,006,545
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032(1)	7,167,000	7,852,539
4.34% (5 Year Swap Rate USD + 1.28%), 10/05/2028(1)	2,070,000	2,210,332
Bank of New York Mellon Corp.
2.95%, 01/29/2023	1,000,000	1,032,960
3.00%, 02/24/2025	5,360,000	5,724,937
3.30%, 08/23/2029	241,000	264,035
Bank of New Zealand
3.50%, 02/20/2024(2)	950,000	1,013,027
Banque Federative du Credit Mutuel SA
1.60%, 10/04/2026(2)	3,100,000	3,104,208
3.75%, 07/20/2023(2)	1,650,000	1,745,723
Barclays Plc
1.01% (1 Year CMT Index + 0.80%), 12/10/2024(1)	3,434,000	3,449,792
3.65%, 03/16/2025	2,522,000	2,710,026
3.68%, 01/10/2023	8,150,000	8,222,500
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(1)	7,000,000	7,512,339
4.34%, 01/10/2028	2,360,000	2,639,701
4.61% (3 Month LIBOR USD + 1.40%), 02/15/2023(1)	2,300,000	2,335,143
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(1)	2,450,000	2,848,413
5.20%, 05/12/2026	500,000	571,680
BBVA USA
2.50%, 08/27/2024	1,615,000	1,693,680
3.88%, 04/10/2025	7,840,000	8,557,424
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	5,473,000	5,393,478
4.30%, 05/15/2043	322,000	391,342
4.40%, 05/15/2042	1,524,000	1,894,942
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045(2)	170,000	208,752
Blackstone Secured Lending Fund
3.65%, 07/14/2023	2,110,000	2,204,232
BNP Paribas SA
1.32% (Secured Overnight Financing Rate + 1.00%), 01/13/2027(1)(2)	8,178,000	8,040,691
1.68% (Secured Overnight Financing Rate + 0.91%), 06/30/2027(1)(2)	2,660,000	2,648,083
1.90% (Secured Overnight Financing Rate + 1.61%), 09/30/2028(1)(2)	6,280,000	6,250,796
2.16% (Secured Overnight Financing Rate + 1.22%), 09/15/2029(1)(2)	4,000,000	3,962,134
2.22% (Secured Overnight Financing Rate + 2.07%), 06/09/2026(1)(2)	782,000	802,630
2.59% (5 Year CMT Index + 2.05%), 08/12/2035(1)(2)	5,764,000	5,589,458
2.82% (3 Month LIBOR USD + 1.11%), 11/19/2025(1)(2)	4,000,000	4,189,463
2.82%, 01/26/2041(2)	1,136,000	1,077,788
2.87% (Secured Overnight Financing Rate + 1.39%), 04/19/2032(1)(2)	3,560,000	3,635,698
3.38%, 01/09/2025(2)	10,725,000	11,435,251
3.50%, 03/01/2023(2)	430,000	448,211
4.71% (3 Month LIBOR USD + 2.24%), 01/10/2025(1)(2)	1,600,000	1,732,339

BNZ International Funding Ltd.
2.65%, 11/03/2022(2)	1,516,000	1,555,364
BOC Aviation Ltd.
2.75%, 09/18/2022(2)	780,000	791,996
BOC Aviation USA Corp.
1.63%, 04/29/2024(2)	2,170,000	2,186,675
Boston Properties LP
3.13%, 09/01/2023	300,000	312,760
3.20%, 01/15/2025	1,139,000	1,209,326
3.65%, 02/01/2026	557,000	607,220
BPCE SA
1.00%, 01/20/2026(2)	3,225,000	3,173,159
1.65% (Secured Overnight Financing Rate + 1.52%), 10/06/2026(1)(2)	1,566,000	1,567,860
2.28% (Secured Overnight Financing Rate + 1.31%), 01/20/2032(1)(2)	10,100,000	9,809,928
2.75%, 01/11/2023(2)	1,000,000	1,030,954
3.25%, 01/11/2028(2)	7,815,000	8,390,150
4.50%, 03/15/2025(2)	2,000,000	2,196,313
4.63%, 07/11/2024(2)	1,300,000	1,415,293
5.15%, 07/21/2024(2)	2,800,000	3,093,908
5.70%, 10/22/2023(2)	3,645,000	3,996,346
Brixmor Operating Partnership LP
2.25%, 04/01/2028	1,930,000	1,946,446
2.50%, 08/16/2031	1,080,000	1,064,090
3.85%, 02/01/2025	1,100,000	1,189,101
4.05%, 07/01/2030	2,286,000	2,552,653
Brookfield Finance, Inc.
3.90%, 01/25/2028	770,000	854,242
4.70%, 09/20/2047	769,000	931,117
4.85%, 03/29/2029	875,000	1,029,924
Brown & Brown, Inc.
2.38%, 03/15/2031	4,150,000	4,137,182
Canadian Imperial Bank of Commerce
1.25%, 06/22/2026	6,024,000	5,962,478
Capital One Bank USA N.A.
3.38%, 02/15/2023	4,500,000	4,680,369
Capital One Financial Corp.
3.20%, 02/05/2025	726,000	775,995
3.75%, 07/28/2026	960,000	1,053,844
3.90%, 01/29/2024	3,600,000	3,853,446
4.20%, 10/29/2025	400,000	443,326
Cboe Global Markets, Inc.
1.63%, 12/15/2030	10,880,000	10,433,315
Charles Schwab Corp.
1.65%, 03/11/2031	11,130,000	10,720,861
3.20%, 03/02/2027	1,700,000	1,853,123
3.23%, 09/01/2022	165,000	169,341
Citigroup, Inc.
1.12% (Secured Overnight Financing Rate + 0.77%), 01/28/2027(1)	36,088,000	35,583,980
2.56% (Secured Overnight Financing Rate + 1.17%), 05/01/2032(1)	19,270,000	19,459,524
2.57% (Secured Overnight Financing Rate + 2.11%), 06/03/2031(1)	6,311,000	6,432,827
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023(1)	2,500,000	2,549,040
3.14% (3 Month LIBOR USD + 0.72%), 01/24/2023(1)	2,276,000	2,295,136
3.20%, 10/21/2026	905,000	975,749
3.52% (3 Month LIBOR USD + 1.15%), 10/27/2028(1)	3,846,000	4,182,069
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028(1)	4,625,000	5,083,817
3.70%, 01/12/2026	9,150,000	10,050,856
3.89% (3 Month LIBOR USD + 1.56%), 01/10/2028(1)	14,855,000	16,415,214
3.98% (3 Month LIBOR USD + 1.34%), 03/20/2030(1)	3,490,000	3,919,779
4.08% (3 Month LIBOR USD + 1.19%), 04/23/2029(1)	1,111,000	1,245,079
4.30%, 11/20/2026	1,570,000	1,763,314
4.40%, 06/10/2025	12,181,000	13,473,112
4.45%, 09/29/2027	10,467,000	11,902,957
6.63%, 01/15/2028	387,000	492,587
Citizens Bank N.A.
3.70%, 03/29/2023	1,370,000	1,431,505
Citizens Financial Group, Inc.
2.64%, 09/30/2032	343,000	344,418
3.25%, 04/30/2030	5,000,000	5,355,517
CNA Financial Corp.
3.45%, 08/15/2027	820,000	900,608
3.95%, 05/15/2024	303,000	325,635
7.25%, 11/15/2023	7,470,000	8,485,991
Comerica, Inc.
4.00%, 02/01/2029	1,900,000	2,168,369
Commonwealth Bank of Australia
3.31%, 03/11/2041(2)	1,255,000	1,288,109
3.74%, 09/12/2039(2)	5,000,000	5,410,532
Cooperatieve Rabobank UA
4.38%, 08/04/2025	570,000	631,919
4.63%, 12/01/2023	5,189,000	5,622,772
Corporate Office Properties LP
2.00%, 01/15/2029	860,000	842,543
Credit Agricole SA
1.25% (Secured Overnight Financing Rate + 0.89%), 01/26/2027(1)(2)	27,806,000	27,413,035
1.91% (Secured Overnight Financing Rate + 1.68%), 06/16/2026(1)(2)	6,715,000	6,842,738
2.81%, 01/11/2041(2)	1,485,000	1,417,058
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(2)	5,000,000	5,401,714
4.38%, 03/17/2025(2)	305,000	332,435
Credit Suisse AG/New York NY
1.25%, 08/07/2026	3,100,000	3,055,967
Credit Suisse Group AG
1.31% (Secured Overnight Financing Rate + 0.98%), 02/02/2027(1)(2)	4,075,000	3,982,319
2.19% (Secured Overnight Financing Rate + 2.04%), 06/05/2026(1)(2)	1,020,000	1,039,144
2.59% (Secured Overnight Financing Rate + 1.56%), 09/11/2025(1)(2)	1,450,000	1,503,137
3.09% (Secured Overnight Financing Rate + 1.73%), 05/14/2032(1)(2)	2,915,000	2,980,663
3.57%, 01/09/2023(2)	3,216,000	3,242,377
3.80%, 06/09/2023	8,500,000	8,955,384
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(1)(2)	2,000,000	2,182,868
4.28%, 01/09/2028(2)	3,973,000	4,415,918
4.55%, 04/17/2026	1,500,000	1,684,988

Crown Castle International Corp.
2.25%, 01/15/2031	2,585,000	2,526,230
2.50%, 07/15/2031	8,865,000	8,857,813
4.00%, 03/01/2027	261,000	290,279
Dai-ichi Life Insurance Co. Ltd.
4.00% (3 Month LIBOR USD + 3.66%), 01/24/2170(1)(2)	1,179,000	1,277,741
Daiwa Securities Group, Inc.
3.13%, 04/19/2022(2)	854,000	866,744
Danske Bank
1.17% (1 Year CMT Index + 1.03%), 12/08/2023(1)(2)	4,448,000	4,469,164
1.62% (1 Year CMT Index + 1.35%), 09/11/2026(1)(2)	2,000,000	2,000,230
2.70%, 03/02/2022(2)	542,000	547,374
Deutsche Bank AG
0.90%, 05/28/2024	2,826,000	2,823,406
2.13% (Secured Overnight Financing Rate + 1.87%), 11/24/2026(1)(14)	6,700,000	6,805,648
2.22% (Secured Overnight Financing Rate + 2.16%), 09/18/2024(1)	2,835,000	2,905,850
3.04% (Secured Overnight Financing Rate + 1.72%), 05/28/2032(1)(14)	2,462,000	2,497,966
3.30%, 11/16/2022	3,000,000	3,095,083
3.70%, 05/30/2024	850,000	904,983
3.70%, 05/30/2024	2,063,000	2,197,951
3.95%, 02/27/2023	5,000,000	5,225,185
4.25%, 10/14/2021	4,165,000	4,169,487
Dexia Credit Local SA
3.25%, 09/26/2023(2)	500,000	527,555
Digital Realty Trust LP
3.70%, 08/15/2027	462,000	513,542
Discover Bank
3.35%, 02/06/2023	2,000,000	2,071,944
3.45%, 07/27/2026	2,800,000	3,035,551
4.20%, 08/08/2023	6,305,000	6,726,991
4.65%, 09/13/2028	4,000,000	4,636,057
Discover Financial Services
3.75%, 03/04/2025	2,920,000	3,150,880
4.10%, 02/09/2027	3,471,000	3,866,483
DNB Bank ASA
0.86% (1 Year CMT Index + 0.33%), 09/30/2025(1)(2)	11,033,000	11,040,760
1.13% (1 Year CMT Index + 0.85%), 09/16/2026(1)(2)	4,000,000	3,951,803
1.61% (1 Year CMT Index + 0.68%), 03/30/2028(1)(2)	3,435,000	3,417,362
Duke Realty LP
2.88%, 11/15/2029	800,000	842,859
3.25%, 06/30/2026	203,000	218,714
Equinix, Inc.
2.00%, 05/15/2028	4,467,000	4,455,360
2.90%, 11/18/2026	2,580,000	2,736,057
Essex Portfolio LP
1.65%, 01/15/2031	910,000	850,512
2.65%, 03/15/2032	1,740,000	1,758,335
Extra Space Storage LP
2.35%, 03/15/2032	7,041,000	6,878,353
F&G Global Funding
1.75%, 06/30/2026(2)	1,905,000	1,916,678
Federation des Caisses Desjardins du Quebec
2.05%, 02/10/2025(2)	5,000,000	5,144,950
Fifth Third Bancorp
3.65%, 01/25/2024	1,420,000	1,515,071
FMR LLC
4.95%, 02/01/2033(2)	250,000	311,879
6.45%, 11/15/2039(2)	258,000	375,270
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026(2)	1,000,000	1,082,187
GE Capital Funding LLC
4.05%, 05/15/2027	4,000,000	4,490,975
4.40%, 05/15/2030	6,694,000	7,756,469
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	25,007,000	30,009,707
Globe Life, Inc.
4.55%, 09/15/2028	3,000,000	3,481,160
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	177,286
Goldman Sachs Group, Inc.
1.43% (Secured Overnight Financing Rate + 0.80%), 03/09/2027(1)	5,125,000	5,110,906
1.54% (Secured Overnight Financing Rate + 0.82%), 09/10/2027(1)	6,340,000	6,314,623
1.99% (Secured Overnight Financing Rate + 1.09%), 01/27/2032(1)	7,395,000	7,131,220
2.38% (Secured Overnight Financing Rate + 1.25%), 07/21/2032(1)	3,165,000	3,133,727
2.62% (Secured Overnight Financing Rate + 1.28%), 04/22/2032(1)	9,805,000	9,923,542
2.88% (3 Month LIBOR USD + 0.82%), 10/31/2022(1)	6,425,000	6,436,135
2.91% (3 Month LIBOR USD + 0.99%), 07/24/2023(1)	6,350,000	6,472,261
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(1)	5,590,000	5,969,179
3.50%, 01/23/2025	6,509,000	6,971,993
3.50%, 11/16/2026	1,700,000	1,837,053
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028(1)	9,911,000	10,909,355
3.75%, 02/25/2026	9,005,000	9,881,500
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029(1)	6,655,000	7,520,957
4.41% (3 Month LIBOR USD + 1.43%), 04/23/2039(1)	8,453,000	10,159,341
5.15%, 05/22/2045	4,000,000	5,245,075
6.75%, 10/01/2037	2,170,000	3,108,061
Goodman US Finance Four LLC
4.50%, 10/15/2037(2)	200,000	231,501
Goodman US Finance Three LLC
3.70%, 03/15/2028(2)	862,000	932,379
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048(2)	650,000	829,526
GTP Acquisition Partners I LLC
3.48%, 06/16/2025(2)	1,824,000	1,922,893
Guardian Life Insurance Co. of America
4.85%, 01/24/2077(2)	5,610,000	7,246,631

Hanover Insurance Group, Inc.
2.50%, 09/01/2030	5,610,000	5,632,185
Hartford Financial Services Group, Inc.
2.90%, 09/15/2051	3,596,000	3,468,376
3.60%, 08/19/2049	1,000,000	1,090,800
4.30%, 04/15/2043	1,080,000	1,277,392
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031	1,380,000	1,323,073
3.75%, 07/01/2027	855,000	945,468
Healthpeak Properties, Inc.
1.35%, 02/01/2027	3,776,000	3,734,254
3.40%, 02/01/2025	41,000	43,723
3.50%, 07/15/2029	1,742,000	1,906,191
HSBC Holdings Plc
1.59% (Secured Overnight Financing Rate + 1.29%), 05/24/2027(1)	2,500,000	2,483,157
2.01% (Secured Overnight Financing Rate + 1.73%), 09/22/2028(1)	3,585,000	3,584,121
2.21% (Secured Overnight Financing Rate + 1.29%), 08/17/2029(1)	9,240,000	9,164,783
2.36% (Secured Overnight Financing Rate + 1.95%), 08/18/2031(1)	2,580,000	2,551,397
3.60%, 05/25/2023	1,000,000	1,051,291
3.80% (3 Month LIBOR USD + 1.21%), 03/11/2025(1)	9,352,000	9,975,060
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024(1)	1,301,000	1,370,011
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(1)	1,000,000	1,103,740
4.04% (3 Month LIBOR USD + 1.55%), 03/13/2028(1)	3,161,000	3,497,392
4.25%, 03/14/2024	1,000,000	1,074,333
4.25%, 08/18/2025	1,009,000	1,106,785
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(1)	7,000,000	7,721,923
4.30%, 03/08/2026	1,000,000	1,113,361
6.10%, 01/14/2042	1,060,000	1,523,769
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/2021	1,150,000	1,150,851
ING Groep NV
1.40% (1 Year CMT Index + 1.10%), 07/01/2026(1)(2)	1,940,000	1,944,943
1.73% (Secured Overnight Financing Rate + 1.01%), 04/01/2027(1)	705,000	708,996
Intact US Holdings, Inc.
4.60%, 11/09/2022	1,500,000	1,559,370
International Lease Finance Corp.
5.88%, 08/15/2022	438,000	458,102
8.63%, 01/15/2022	1,200,000	1,227,237
Intesa Sanpaolo SpA
4.00%, 09/23/2029(2)	10,590,000	11,559,375
Invesco Finance Plc
3.75%, 01/15/2026	4,000,000	4,392,480
4.00%, 01/30/2024	2,489,000	2,674,907
Jackson National Life Global Funding
2.50%, 06/27/2022(2)	800,000	813,152
3.05%, 04/29/2026(2)	473,000	506,120
3.25%, 01/30/2024(2)	460,000	486,938
Jefferies Group LLC
5.13%, 01/20/2023	6,500,000	6,874,977
6.25%, 01/15/2036	155,000	208,204
6.45%, 06/08/2027	428,000	533,334
John Hancock Life Insurance Co.
7.38%, 02/15/2024(2)	731,000	839,830
JP Morgan Chase & Co.
1.47% (Secured Overnight Financing Rate + 0.77%), 09/22/2027(1)	12,200,000	12,121,934
1.58% (Secured Overnight Financing Rate + 0.89%), 04/22/2027(1)	5,000,000	5,010,140
1.95% (Secured Overnight Financing Rate + 1.07%), 02/04/2032(1)	8,583,000	8,280,204
2.07% (Secured Overnight Financing Rate + 1.02%), 06/01/2029(1)	13,527,000	13,557,468
2.58% (Secured Overnight Financing Rate + 1.25%), 04/22/2032(1)	6,390,000	6,478,616
2.95%, 10/01/2026	5,000,000	5,358,700
3.11% (Secured Overnight Financing Rate + 2.44%), 04/22/2051(1)	1,474,000	1,497,260
3.13%, 01/23/2025	13,475,000	14,322,294
3.20%, 06/15/2026	3,989,000	4,309,014
3.30%, 04/01/2026	1,870,000	2,027,483
3.38%, 05/01/2023	3,800,000	3,973,967
3.56% (3 Month LIBOR USD + 0.73%), 04/23/2024(1)	8,000,000	8,375,141
3.96% (3 Month LIBOR USD + 1.38%), 11/15/2048(1)	5,770,000	6,688,522
4.00% (Secured Overnight Financing Rate + 2.75%), 10/01/2170(1)	4,275,000	4,293,169
4.01% (3 Month LIBOR USD + 1.12%), 04/23/2029(1)	2,320,000	2,592,450
4.26% (3 Month LIBOR USD + 1.58%), 02/22/2048(1)	5,140,000	6,197,506
4.45% (3 Month LIBOR USD + 1.33%), 12/05/2029(1)	9,660,000	11,126,605
4.60% (Secured Overnight Financing Rate + 3.13%), 08/01/2170(1)	1,985,000	2,029,663
5.00% (Secured Overnight Financing Rate + 3.38%), 02/01/2170(1)	5,010,000	5,229,188
KeyBank N.A.
3.18%, 05/22/2022	567,000	577,138
KeyCorp
4.15%, 10/29/2025	950,000	1,060,169
LeasePlan Corp. NV
2.88%, 10/24/2024(2)	5,500,000	5,757,215
Lexington Realty Trust
2.38%, 10/01/2031	7,245,000	7,024,748
Liberty Mutual Group, Inc.
3.95%, 10/15/2050(2)	6,769,000	7,512,151
4.25%, 06/15/2023(2)	72,000	76,293
4.57%, 02/01/2029(2)	2,301,000	2,674,710
Liberty Mutual Insurance Co.
7.70%, 10/15/2097(2)	100,000	154,430
8.50%, 05/15/2025(2)	700,000	862,476
Life Storage LP
2.20%, 10/15/2030	2,630,000	2,607,888
2.40%, 10/15/2031	1,310,000	1,297,293
4.00%, 06/15/2029	1,831,000	2,051,084
Lincoln National Corp.
7.00%, 06/15/2040	1,715,000	2,620,334
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(1)	2,280,000	2,278,083
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023(1)	8,950,000	9,182,611
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(1)	1,000,000	1,088,442
3.75%, 01/11/2027	2,000,000	2,199,280

4.05%, 08/16/2023	3,000,000	3,194,068
4.38%, 03/22/2028	949,000	1,079,469
4.45%, 05/08/2025	855,000	948,481
4.50%, 11/04/2024	2,010,000	2,207,188
4.58%, 12/10/2025	550,000	613,902
LSEGA Financing Plc
2.00%, 04/06/2028(2)	4,565,000	4,583,201
Macquarie Bank Ltd.
3.05% (5 Year CMT Index + 1.70%), 03/03/2036(1)(2)	2,090,000	2,069,345
4.00%, 07/29/2025(2)	500,000	551,450
Macquarie Group Ltd.
3.19% (3 Month LIBOR USD + 1.02%), 11/28/2023(1)(2)	6,000,000	6,177,832
4.15% (3 Month LIBOR USD + 1.33%), 03/27/2024(1)(2)	2,000,000	2,100,792
5.03% (3 Month LIBOR USD + 1.75%), 01/15/2030(1)(2)	4,445,000	5,230,688
Manulife Financial Corp.
4.06% (5 Year 1100 Run ICE Swap Rate USD + 1.65%), 02/24/2032(1)	1,910,000	2,093,943
Markel Corp.
3.63%, 03/30/2023	400,000	417,236
4.15%, 09/17/2050	655,000	757,662
5.00%, 04/05/2046	1,265,000	1,635,114
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070(2)	2,690,000	2,896,301
4.90%, 04/01/2077(2)	5,000,000	6,445,415
7.63%, 11/15/2023(2)	550,000	599,258
MassMutual Global Funding II
2.75%, 06/22/2024(2)	700,000	738,262
MBIA Insurance Corp.
11.39% (3 Month LIBOR USD + 11.26%), 01/15/2033(1)(2)	86,000	9,460
MetLife, Inc.
4.88%, 11/13/2043	3,000,000	3,902,589
6.40%, 12/15/2036	3,530,000	4,533,766
Metropolitan Life Global Funding I
3.00%, 01/10/2023(2)	407,000	420,713
3.00%, 09/19/2027(2)	1,180,000	1,271,692
3.88%, 04/11/2022(2)	1,480,000	1,508,220
Mid-America Apartments LP
1.70%, 02/15/2031	1,330,000	1,262,017
4.00%, 11/15/2025	1,500,000	1,647,174
Mitsubishi HC Capital, Inc.
2.65%, 09/19/2022(2)	764,000	777,819
3.96%, 09/19/2023(2)	2,730,000	2,891,261
Mitsubishi UFJ Financial Group, Inc.
0.85% (1 Year CMT Index + 0.68%), 09/15/2024(1)	12,706,000	12,762,535
2.05%, 07/17/2030	2,940,000	2,890,845
2.19%, 02/25/2025	5,000,000	5,171,869
2.31% (1 Year CMT Index + 0.95%), 07/20/2032(1)	6,528,000	6,467,679
2.53%, 09/13/2023	481,000	500,164
2.67%, 07/25/2022	800,000	815,552
3.00%, 02/22/2022	206,000	208,184
3.46%, 03/02/2023	4,000,000	4,172,719
3.75%, 07/18/2039	1,615,000	1,817,819
Mizuho Bank Ltd.
3.60%, 09/25/2024(2)	1,250,000	1,346,925
Mizuho Financial Group, Inc.
1.23% (1 Year CMT Index + 0.67%), 05/22/2027(1)	2,378,000	2,340,549
1.24% (Secured Overnight Financing Rate + 1.25%), 07/10/2024(1)(4)	1,480,000	1,497,272
2.17% (1 Year CMT Index + 0.87%), 05/22/2032(1)	8,000,000	7,851,364
2.23% (3 Month LIBOR USD + 0.83%), 05/25/2026(1)	1,740,000	1,793,675
2.26% (1 Year CMT Index + 0.90%), 07/09/2032(1)	1,000,000	985,488
2.87% (Secured Overnight Financing Rate + 1.57%), 09/13/2030(1)	1,620,000	1,695,692
Morgan Stanley 1.51% (Secured Overnight Financing Rate + 0.86%), 07/20/2027(1)	12,017,000	11,959,868
1.59% (Secured Overnight Financing Rate + 0.88%), 05/04/2027(1)	3,447,000	3,457,255
1.79% (Secured Overnight Financing Rate + 1.03%), 02/13/2032(1)	2,440,000	2,323,831
1.93% (Secured Overnight Financing Rate + 1.02%), 04/28/2032(1)	13,945,000	13,373,755
2.19% (Secured Overnight Financing Rate + 1.99%), 04/28/2026(1)	9,020,000	9,313,183
2.72% (Secured Overnight Financing Rate + 1.15%), 07/22/2025(1)	873,000	914,751
3.22% (Secured Overnight Financing Rate + 1.49%), 04/22/2042(1)	7,010,000	7,333,301
3.59% (3 Month LIBOR USD + 1.34%), 07/22/2028(1)	5,882,000	6,450,422
3.63%, 01/20/2027	9,380,000	10,339,929
3.70%, 10/23/2024	2,029,000	2,200,885
3.77% (3 Month LIBOR USD + 1.14%), 01/24/2029(1)	4,371,000	4,836,580
3.88%, 04/29/2024	2,050,000	2,211,868
3.88%, 01/27/2026	1,725,000	1,909,569
3.95%, 04/23/2027	14,190,000	15,780,805
4.10%, 05/22/2023	3,460,000	3,653,095
4.35%, 09/08/2026	930,000	1,049,700
4.43% (3 Month LIBOR USD + 1.63%), 01/23/2030(1)	2,304,000	2,660,363
5.00%, 11/24/2025	4,959,000	5,668,827
MUFG Bank Ltd.
3.75%, 03/10/2024(2)	3,215,000	3,447,530
4.10%, 09/09/2023(2)	239,000	255,785
National Australia Bank Ltd.
2.33%, 08/21/2030(2)	7,300,000	7,056,891
3.93% (5 Year CMT Index + 1.88%), 08/02/2034(1)(2)	2,330,000	2,506,968
National Retail Properties, Inc.
3.50%, 10/15/2027	400,000	433,906
3.60%, 12/15/2026	700,000	761,377
3.90%, 06/15/2024	1,310,000	1,404,198
Nationwide Building Society
1.00%, 08/28/2025(2)	1,085,000	1,077,752
4.00%, 09/14/2026(2)	9,650,000	10,606,750
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039(2)	7,150,000	12,462,184
Natwest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(1)	11,094,000	11,093,262
3.75% (5 Year CMT Index + 2.10%), 11/01/2029(1)	1,833,000	1,956,164
3.88%, 09/12/2023	1,300,000	1,378,314

4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(1)	1,500,000	1,715,864
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024(1)	555,000	590,728
4.80%, 04/05/2026	3,017,000	3,429,594
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(1)	5,490,000	6,392,598
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(1)	7,000,000	8,265,880
NatWest Markets Plc
1.60%, 09/29/2026(2)	7,039,000	7,035,159
New York Life Global Funding
3.00%, 01/10/2028(2)	2,022,000	2,179,373
New York Life Insurance Co.
4.45%, 05/15/2069(2)	4,225,000	5,288,047
Nomura Holdings, Inc.
1.65%, 07/14/2026	5,000,000	4,981,544
1.85%, 07/16/2025	5,000,000	5,074,415
2.61%, 07/14/2031	2,025,000	2,017,645
2.65%, 01/16/2025	2,597,000	2,705,207
2.68%, 07/16/2030	1,550,000	1,565,826
Nordea Bank Abp
1.50%, 09/30/2026(2)	11,095,000	11,062,048
3.75%, 08/30/2023(2)	4,000,000	4,245,597
4.25%, 09/21/2022(2)	12,865,000	13,338,565
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032(1)	411,000	442,433
Northwestern Mutual Global Funding
1.70%, 06/01/2028(2)	1,995,000	2,001,976
Office Properties Income Trust
2.40%, 02/01/2027	2,800,000	2,766,912
4.00%, 07/15/2022	1,255,000	1,284,000
4.50%, 02/01/2025	2,261,000	2,423,589
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022(2)	1,003,000	1,013,795
3.88%, 03/20/2027(2)	1,044,000	1,152,758
ORIX Corp.
3.25%, 12/04/2024	1,500,000	1,606,319
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067(1)(2)	743,000	844,122
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023(2)	655,000	684,436
5.50%, 02/15/2024(2)	275,000	300,092
People’s United Bank N.A.
4.00%, 07/15/2024	4,350,000	4,645,201
PNC Bank N.A.
4.20%, 11/01/2025	322,000	360,901
Principal Life Global Funding II
3.00%, 04/18/2026(2)	2,000,000	2,139,194
Private Export Funding Corp.
2.80%, 05/15/2022	1,200,000	1,219,042
3.25%, 06/15/2025	1,280,000	1,370,845
3.55%, 01/15/2024	2,489,000	2,656,679
Prologis LP
1.25%, 10/15/2030	10,115,000	9,473,157
2.25%, 04/15/2030	305,000	310,477
Protective Life Corp.
4.30%, 09/30/2028(2)	4,500,000	5,047,383
Prudential Financial, Inc.
3.91%, 12/07/2047	1,231,000	1,427,069
6.63%, 06/21/2040	5,995,000	8,930,686
Prudential Insurance Co. of America
8.30%, 07/01/2025(2)	1,691,000	2,088,786
Realty Income Corp.
1.80%, 03/15/2033	1,320,000	1,249,267
3.25%, 01/15/2031	1,740,000	1,888,182
Regency Centers LP
2.95%, 09/15/2029	2,200,000	2,308,023
Sabra Health Care LP
3.20%, 12/01/2031	2,195,000	2,150,277
Safehold Operating Partnership LP
2.80%, 06/15/2031	7,000,000	7,019,253
Sammons Financial Group, Inc.
3.35%, 04/16/2031(2)	7,000,000	7,275,730
Santander UK Group Holdings Plc
1.67% (Secured Overnight Financing Rate + 0.99%), 06/14/2027(1)	2,290,000	2,280,246
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(1)	800,000	875,129
Santander UK Plc
5.00%, 11/07/2023(2)	4,150,000	4,485,611
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025(2)	1,390,000	1,481,039
Scentre Group Trust 2
4.75% (5 Year CMT Index + 4.38%), 09/24/2080(1)(2)	1,865,000	1,994,618
Simon Property Group LP
2.25%, 01/15/2032	8,222,000	8,038,302
SITE Centers Corp.
4.70%, 06/01/2027	368,000	414,478
Societe Generale SA
1.49% (1 Year CMT Index + 1.10%), 12/14/2026(1)(2)	19,302,000	19,086,706
1.79% (1 Year CMT Index + 1.00%), 06/09/2027(1)(2)	7,100,000	7,061,469
2.63%, 01/22/2025(2)	9,980,000	10,362,423
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(2)	8,975,000	9,025,796
3.00%, 01/22/2030(2)	1,689,000	1,744,854
3.25%, 01/12/2022(2)	7,000,000	7,056,178
3.63%, 03/01/2041(2)	6,000,000	6,110,597
4.25%, 04/14/2025(2)	2,880,000	3,110,846
5.00%, 01/17/2024(2)	860,000	928,968
SouthTrust Bank
7.69%, 05/15/2025	253,000	303,655
Standard Chartered Plc
1.21% (1 Year CMT Index + 0.88%), 03/23/2025(1)(2)	1,789,000	1,790,214
1.46% (1 Year CMT Index + 1.00%), 01/14/2027(1)(2)	8,645,000	8,498,924

2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(1)(2)	1,360,000	1,416,292
4.25% (3 Month LIBOR USD + 1.15%), 01/20/2023(1)(2)	3,230,000	3,265,727
4.30%, 02/19/2027(2)	1,810,000	1,969,692
4.87% (5 Year 1100 Run ICE Swap Rate USD + 1.97%), 03/15/2033(1)(2)	800,000	880,747
5.20%, 01/26/2024(2)	609,000	660,893
State Bank of India
4.38%, 01/24/2024(2)	6,475,000	6,926,334
State Street Corp.
2.20%, 03/03/2031	14,130,000	14,112,209
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077(1)(2)	1,000,000	1,090,000
Sumitomo Mitsui Banking Corp.
3.95%, 07/19/2023	250,000	265,926
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/2025	3,668,000	3,697,527
1.90%, 09/17/2028	9,912,000	9,795,642
2.13%, 07/08/2030	2,650,000	2,611,394
2.63%, 07/14/2026	644,000	677,831
3.04%, 07/16/2029	5,005,000	5,303,048
3.10%, 01/17/2023	1,033,000	1,068,978
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/2026(2)	3,871,000	3,911,706
Svenska Handelsbanken AB
1.42% (1 Year CMT Index + 0.63%), 06/11/2027(1)(2)	14,955,000	14,885,965
Synchrony Financial
3.95%, 12/01/2027	1,500,000	1,654,655
4.50%, 07/23/2025	4,000,000	4,416,986
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047(2)	3,360,000	4,059,929
4.90%, 09/15/2044(2)	200,000	260,312
6.85%, 12/16/2039(2)	218,000	328,244
Temasek Financial I Ltd.
2.38%, 08/02/2041(2)	3,082,000	2,971,603
Toronto-Dominion Bank
1.25%, 09/10/2026	13,311,000	13,214,790
2.00%, 09/10/2031	3,388,000	3,329,649
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300,000	2,569,794
6.13%, 08/15/2043	5,000,000	6,901,924
Truist Financial Corp.
2.85%, 10/26/2024	1,000,000	1,063,078
4.00%, 05/01/2025	424,000	466,383
4.80% (5 Year CMT Index + 3.00%), 12/31/2099(1)	5,630,000	5,931,655
UBS Group AG
1.36% (1 Year CMT Index + 1.08%), 01/30/2027(1)(2)	6,550,000	6,488,939
1.49% (1 Year CMT Index + 0.85%), 08/10/2027(1)(2)	1,515,000	1,497,458
2.10% (1 Year CMT Index + 1.00%), 02/11/2032(1)(2)	6,420,000	6,246,326
2.86% (3 Month LIBOR USD + 0.95%), 08/15/2023(1)(2)	7,367,000	7,522,134
3.49%, 05/23/2023(2)	9,790,000	9,979,384
4.13%, 09/24/2025(2)	2,510,000	2,773,008
4.25%, 03/23/2028(2)	3,000,000	3,372,755
UDR, Inc.
1.90%, 03/15/2033	2,025,000	1,880,639
2.10%, 08/01/2032	1,430,000	1,371,670
2.95%, 09/01/2026	276,000	293,001
3.00%, 08/15/2031	415,000	434,282
3.20%, 01/15/2030	1,565,000	1,675,775
UniCredit SpA
1.98% (1 Year CMT Index + 1.20%), 06/03/2027(1)(2)	1,135,000	1,132,124
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(2)	2,330,000	2,369,016
5.86% (5 Year 1100 Run ICE Swap Rate USD + 3.70%), 06/19/2032(1)(2)	1,400,000	1,556,363
6.57%, 01/14/2022(2)	2,500,000	2,540,566
7.30% (5 Year 1100 Run ICE Swap Rate USD + 4.91%), 04/02/2034(1)(2)	715,000	866,816
Ventas Realty LP
3.25%, 10/15/2026	323,000	345,383
3.50%, 02/01/2025	251,000	268,570
3.75%, 05/01/2024	382,000	406,411
3.85%, 04/01/2027	677,000	749,998
4.13%, 01/15/2026	126,000	139,187
VEREIT Operating Partnership LP
4.60%, 02/06/2024	7,100,000	7,662,163
Vornado Realty LP
3.50%, 01/15/2025	800,000	850,377
Wells Fargo & Co.
2.16% (3 Month LIBOR USD + 0.75%), 02/11/2026(1)	4,525,000	4,667,767
2.39% (Secured Overnight Financing Rate + 2.10%), 06/02/2028(1)	2,875,000	2,965,390
2.57% (Secured Overnight Financing Rate + 1.26%), 02/11/2031(1)	12,110,000	12,373,756
3.00%, 04/22/2026	2,125,000	2,279,893
3.07% (Secured Overnight Financing Rate + 2.53%), 04/30/2041(1)	3,900,000	4,007,613
3.20% (3 Month LIBOR USD + 1.17%), 06/17/2027(1)	9,319,000	10,003,320
3.58% (3 Month LIBOR USD + 1.31%), 05/22/2028(1)	7,238,000	7,924,664
4.10%, 06/03/2026	3,749,000	4,175,416
4.30%, 07/22/2027	729,000	828,281
4.40%, 06/14/2046	626,000	743,993
4.65%, 11/04/2044	675,000	827,068
4.75%, 12/07/2046	1,343,000	1,681,987
4.90%, 11/17/2045	3,064,000	3,879,702
5.38%, 11/02/2043	317,000	420,546
Welltower, Inc.
2.70%, 02/15/2027	497,000	524,961
3.10%, 01/15/2030	1,085,000	1,147,225
6.50%, 03/15/2041	700,000	1,004,075
Westpac Banking Corp.
4.42%, 07/24/2039	1,010,000	1,191,104
Weyerhaeuser Co.
7.38%, 03/15/2032	500,000	712,009
Willis North America, Inc.
5.05%, 09/15/2048	7,500,000	9,659,949

WP Carey, Inc.
2.40%, 02/01/2031	1,800,000	1,776,568
4.25%, 10/01/2026	3,404,000	3,818,310
WR Berkley Corp.
4.75%, 08/01/2044	3,445,000	4,333,504
XLIT Ltd.
5.25%, 12/15/2043	2,700,000	3,706,342

Total Financials		2,243,053,695

Industrials – 1.71%
Aeropuerto Internacional de Tocumen SA
5.13%, 08/11/2061(2)	995,000	1,041,765
Airbus SE
3.15%, 04/10/2027(2)	736,000	790,689
3.95%, 04/10/2047(2)	150,000	171,317
Allegion US Holding Co., Inc.
3.20%, 10/01/2024	2,000,000	2,119,093
Amphenol Corp.
3.20%, 04/01/2024	8,135,000	8,584,519
Arrow Electronics, Inc.
3.25%, 09/08/2024	219,000	232,262
3.50%, 04/01/2022	965,000	974,611
3.88%, 01/12/2028	221,000	238,719
4.50%, 03/01/2023	183,000	191,001
BAE Systems Plc
1.90%, 02/15/2031(2)	6,886,000	6,603,378
3.00%, 09/15/2050(2)	754,000	725,220
5.80%, 10/11/2041(2)	400,000	549,728
Berry Global, Inc.
1.57%, 01/15/2026(2)	17,410,000	17,405,473
Boeing Co.
1.17%, 02/04/2023	2,040,000	2,044,522
1.43%, 02/04/2024	4,150,000	4,156,205
1.95%, 02/01/2024	2,080,000	2,128,684
2.20%, 02/04/2026	19,535,000	19,679,008
2.75%, 02/01/2026	2,010,000	2,093,693
2.85%, 10/30/2024	3,650,000	3,814,518
3.10%, 05/01/2026	1,529,000	1,616,112
3.25%, 03/01/2028	2,061,000	2,157,090
3.30%, 03/01/2035	1,410,000	1,406,100
3.63%, 02/01/2031	4,745,000	5,079,563
3.95%, 08/01/2059	4,825,000	4,951,885
4.88%, 05/01/2025	1,165,000	1,296,541
5.04%, 05/01/2027	1,185,000	1,363,136
5.15%, 05/01/2030	7,000,000	8,215,830
5.71%, 05/01/2040	1,555,000	1,976,025
5.81%, 05/01/2050	3,130,000	4,172,197
Burlington Northern Santa Fe LLC
3.30%, 09/15/2051	7,908,000	8,525,668
3.55%, 02/15/2050	517,000	579,781
4.38%, 09/01/2042	462,000	568,427
5.15%, 09/01/2043	389,000	525,466
5.40%, 06/01/2041	542,000	739,060
5.75%, 05/01/2040	373,000	522,818
6.15%, 05/01/2037	320,000	457,356
7.29%, 06/01/2036	134,000	200,968
Canadian Pacific Railway Co.
2.90%, 02/01/2025	644,000	680,087
Carlisle Companies, Inc.
3.50%, 12/01/2024	3,025,000	3,237,928
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000,000	6,788,792
CRH America Finance, Inc.
3.40%, 05/09/2027(2)	200,000	217,596
CRH America, Inc.
3.88%, 05/18/2025(2)	354,000	385,019
5.13%, 05/18/2045(2)	230,000	301,646
CSX Corp.
3.35%, 09/15/2049	305,000	320,737
4.65%, 03/01/2068	2,000,000	2,579,002
4.75%, 05/30/2042	175,000	220,612
4.75%, 11/15/2048	1,280,000	1,652,473
5.50%, 04/15/2041	402,000	540,925
Eaton Corp.
4.00%, 11/02/2032	143,000	166,129
5.80%, 03/15/2037	500,000	634,502
7.63%, 04/01/2024	206,000	237,999
Embraer Netherlands Finance BV
5.05%, 06/15/2025	2,202,000	2,317,605
Embraer Overseas Ltd.
5.70%, 09/16/2023(2)	4,000,000	4,240,040
FedEx Corp.
4.95%, 10/17/2048	3,000,000	3,800,117
Flex Ltd.
3.75%, 02/01/2026	4,000,000	4,352,832
General Electric Co.
3.63%, 05/01/2030	1,535,000	1,705,688
Graphic Packaging International LLC
0.82%, 04/15/2024(2)	6,170,000	6,136,253
1.51%, 04/15/2026(2)	11,485,000	11,479,569
JB Hunt Transport Services, Inc.
3.85%, 03/15/2024	650,000	691,312
3.88%, 03/01/2026	1,380,000	1,527,868
Johnson Controls International Plc
4.95%, 07/02/2064(3)	928,000	1,226,078
Keysight Technologies, Inc.
4.60%, 04/06/2027	13,000,000	14,998,133
L3Harris Technologies, Inc.
1.80%, 01/15/2031	1,970,000	1,901,027
3.83%, 04/27/2025	820,000	891,508
4.85%, 04/27/2035	1,000,000	1,233,424

Lennox International, Inc.
1.70%, 08/01/2027	2,000,000	1,985,289
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	811,000	883,161
3.50%, 12/15/2027	6,165,000	6,781,143
4.25%, 07/02/2024	1,705,000	1,849,958
6.25%, 05/01/2037	107,000	140,271
Masco Corp.
2.00%, 10/01/2030	760,000	734,723
6.50%, 08/15/2032	1,240,000	1,638,776
Mexico City Airport Trust
3.88%, 04/30/2028(2)	3,950,000	4,070,514
5.50%, 07/31/2047(2)	3,902,000	3,986,361
Norfolk Southern Corp.
3.95%, 10/01/2042	332,000	383,139
4.05%, 08/15/2052	1,100,000	1,291,634
4.80%, 08/15/2043	1,273,000	1,543,038
5.59%, 05/17/2025	6,000	6,907
7.80%, 05/15/2027	1,705,000	2,265,194
Northrop Grumman Corp.
3.20%, 02/01/2027	849,000	922,758
3.25%, 01/15/2028	250,000	270,474
3.85%, 04/15/2045	195,000	221,691
nVent Finance Sarl
4.55%, 04/15/2028	3,625,000	3,976,086
Otis Worldwide Corp.
2.57%, 02/15/2030	3,430,000	3,521,273
Pactiv LLC
7.95%, 12/15/2025	34,000	38,293
Parker-Hannifin Corp.
4.10%, 03/01/2047	583,000	666,308
4.45%, 11/21/2044	333,000	402,929
Penske Truck Leasing Co. LP
1.20%, 11/15/2025(2)	7,300,000	7,215,342
2.70%, 03/14/2023(2)	220,000	226,220
3.95%, 03/10/2025(2)	7,000,000	7,585,031
Precision Castparts Corp.
4.20%, 06/15/2035	75,000	88,838
4.38%, 06/15/2045	415,000	503,573
Raytheon Technologies Corp.
1.90%, 09/01/2031	7,722,000	7,492,909
2.82%, 09/01/2051	6,700,000	6,350,306
3.20%, 03/15/2024	409,000	433,416
3.75%, 11/01/2046	1,130,000	1,254,586
4.15%, 05/15/2045	1,683,000	1,979,983
4.35%, 04/15/2047	970,000	1,165,247
4.50%, 06/01/2042	1,823,000	2,234,398
Republic Services, Inc.
1.45%, 02/15/2031	1,970,000	1,846,021
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026(2)	700,000	731,154
3.13%, 03/16/2024(2)	800,000	848,129
4.40%, 05/27/2045(2)	513,000	648,804
Teledyne Technologies, Inc.
2.75%, 04/01/2031	12,950,000	13,247,824
Textron, Inc.
3.65%, 03/15/2027	4,975,000	5,454,743
Timken Co.
3.88%, 09/01/2024	1,000,000	1,067,029
TTX Co.
3.60%, 01/15/2025(2)	2,000,000	2,157,717
Union Pacific Corp.
4.10%, 09/15/2067	200,000	235,359
Vontier Corp.
2.40%, 04/01/2028(2)	8,000,000	7,884,800
Vulcan Materials Co.
4.70%, 03/01/2048	2,054,000	2,528,462
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	5,000,000	5,350,491
4.38%, 08/15/2023	322,000	338,377
WestRock MWV LLC
8.20%, 01/15/2030	537,000	752,401
WRKCo, Inc.
3.75%, 03/15/2025	1,300,000	1,406,848
Xylem, Inc.
1.95%, 01/30/2028	2,170,000	2,183,218
2.25%, 01/30/2031	960,000	960,763
3.25%, 11/01/2026	192,000	208,326

Total Industrials		314,323,564

Technology – 1.71%
Analog Devices, Inc.
2.10%, 10/01/2031	4,423,000	4,432,452
2.95%, 10/01/2051	5,782,000	5,779,998
3.13%, 12/05/2023	476,000	500,511
4.50%, 12/05/2036	1,020,000	1,194,732
Apple, Inc.
2.45%, 08/04/2026	1,111,000	1,175,574
2.70%, 08/05/2051	15,584,000	15,026,964
3.45%, 02/09/2045	1,357,000	1,502,600
3.85%, 08/04/2046	776,000	907,388
Broadcom, Inc.
2.45%, 02/15/2031(2)	4,393,000	4,254,301
3.14%, 11/15/2035(2)	13,881,000	13,837,358
3.19%, 11/15/2036(2)	17,956,000	17,903,856
3.50%, 02/15/2041(2)	2,713,000	2,680,675
4.11%, 09/15/2028	1,622,000	1,804,690

4.15%, 11/15/2030	760,000	842,059
4.75%, 04/15/2029	6,850,000	7,866,883
CGI, Inc.
1.45%, 09/14/2026(2)	2,182,000	2,159,101
2.30%, 09/14/2031(2)	3,919,000	3,807,499
Citrix Systems, Inc.
1.25%, 03/01/2026	855,000	841,037
Dell International LLC / EMC Corp.
5.30%, 10/01/2029	1,100,000	1,329,699
5.45%, 06/15/2023	6,070,000	6,510,261
6.02%, 06/15/2026	8,889,000	10,573,712
8.35%, 07/15/2046	3,268,000	5,300,227
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	10,715,000	10,635,637
Fiserv, Inc.
3.20%, 07/01/2026	890,000	960,886
3.85%, 06/01/2025	5,000,000	5,454,498
4.40%, 07/01/2049	2,850,000	3,412,431
Genpact Luxembourg Sarl
3.38%, 12/01/2024	7,000,000	7,467,794
Hewlett Packard Enterprise Co.
4.40%, 10/15/2022	7,500,000	7,754,097
HP, Inc.
3.00%, 06/17/2027	1,380,000	1,473,656
Intel Corp.
3.05%, 08/12/2051	3,261,000	3,239,509
KLA Corp.
3.30%, 03/01/2050	1,000,000	1,052,134
Leidos, Inc.
2.30%, 02/15/2031	1,075,000	1,050,329
3.63%, 05/15/2025	3,500,000	3,773,630
Microchip Technology, Inc.
0.97%, 02/15/2024(2)	34,957,000	34,979,010
0.98%, 09/01/2024(2)	3,000,000	2,996,370
2.67%, 09/01/2023	5,353,000	5,549,953
Microsoft Corp.
2.40%, 08/08/2026	600,000	637,368
2.53%, 06/01/2050	14,419,000	13,874,780
2.68%, 06/01/2060	1,180,000	1,143,964
3.04%, 03/17/2062	589,000	622,178
3.50%, 02/12/2035	318,000	366,167
NVIDIA Corp.
1.55%, 06/15/2028	3,320,000	3,306,461
2.00%, 06/15/2031	13,532,000	13,460,462
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/2031(2)	3,495,000	3,527,530
2.70%, 05/01/2025(2)	2,110,000	2,203,771
3.25%, 05/11/2041(2)	10,011,000	10,339,595
4.30%, 06/18/2029(2)	7,077,000	8,021,137
Oracle Corp.
2.30%, 03/25/2028	5,620,000	5,746,287
2.40%, 09/15/2023	757,000	783,197
3.60%, 04/01/2040	3,111,000	3,226,141
3.60%, 04/01/2050	3,353,000	3,357,018
3.80%, 11/15/2037	600,000	647,477
3.85%, 07/15/2036	1,065,000	1,157,052
3.90%, 05/15/2035	936,000	1,030,402
4.30%, 07/08/2034	221,000	250,879
4.38%, 05/15/2055	400,000	448,746
Roper Technologies, Inc.
1.40%, 09/15/2027	3,050,000	3,011,990
2.00%, 06/30/2030	1,150,000	1,125,952
salesforce.com, Inc.
2.70%, 07/15/2041	5,841,000	5,823,710
2.90%, 07/15/2051	4,328,000	4,317,141
Seagate HDD Cayman
4.75%, 06/01/2023	1,500,000	1,590,000
ServiceNow, Inc.
1.40%, 09/01/2030	6,530,000	6,124,621
SK Hynix, Inc.
1.50%, 01/19/2026(2)	2,000,000	1,974,160
VMware, Inc.
1.40%, 08/15/2026	8,282,000	8,244,731
1.80%, 08/15/2028	1,928,000	1,899,397
2.95%, 08/21/2022	2,321,000	2,368,981
4.65%, 05/15/2027	1,370,000	1,573,130
Xilinx, Inc.
2.38%, 06/01/2030	2,000,000	2,040,523

Total Technology		314,276,459

Utilities – 3.01%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/2028(2)	2,015,000	2,025,075
AEP Texas, Inc.
3.80%, 10/01/2047	3,715,000	3,976,246
AEP Transmission Co. LLC
2.75%, 08/15/2051	3,690,000	3,517,696
3.15%, 09/15/2049	580,000	598,867
3.75%, 12/01/2047	2,600,000	2,915,587
4.00%, 12/01/2046	2,020,000	2,365,054
4.25%, 09/15/2048	4,790,000	5,837,774
Alabama Power Co.
2.80%, 04/01/2025	2,025,000	2,134,366
3.75%, 03/01/2045	182,000	204,103
4.10%, 01/15/2042	233,000	261,214
4.15%, 08/15/2044	205,000	240,291
6.13%, 05/15/2038	219,000	308,237
Alexander Funding Trust
1.84%, 11/15/2023(2)	2,000,000	2,038,453

Alfa Desarrollo SpA
4.55%, 09/27/2051(2)	2,475,000	2,414,362
Ameren Corp.
2.50%, 09/15/2024	3,468,000	3,624,606
Ameren Illinois Co.
3.25%, 03/15/2050	617,000	655,525
American Electric Power Co., Inc.
0.75%, 11/01/2023	3,032,000	3,032,182
American Water Capital Corp.
3.45%, 06/01/2029	590,000	650,165
3.85%, 03/01/2024	500,000	535,283
4.00%, 12/01/2046	2,350,000	2,738,496
6.59%, 10/15/2037	386,000	565,632
Appalachian Power Co.
6.70%, 08/15/2037	430,000	605,261
APT Pipelines Ltd.
4.20%, 03/23/2025(2)	2,100,000	2,284,212
4.25%, 07/15/2027(2)	1,098,000	1,246,801
Arizona Public Service Co.
3.35%, 06/15/2024	676,000	718,168
3.75%, 05/15/2046	2,290,000	2,522,342
5.05%, 09/01/2041	349,000	450,398
Atmos Energy Corp.
0.63%, 03/09/2023	990,000	990,033
4.13%, 10/15/2044	1,860,000	2,155,567
4.15%, 01/15/2043	830,000	955,964
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028(2)	10,275,000	11,546,917
Avangrid, Inc.
3.15%, 12/01/2024	610,000	650,202
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	950,000	937,544
3.20%, 09/15/2049	1,105,000	1,149,854
3.50%, 08/15/2046	375,000	406,718
Berkshire Hathaway Energy Co.
2.85%, 05/15/2051	7,650,000	7,311,632
3.50%, 02/01/2025	625,000	671,279
6.13%, 04/01/2036	366,000	506,674
Boston Gas Co.
4.49%, 02/15/2042(2)	253,000	292,124
Brooklyn Union Gas Co.
3.87%, 03/04/2029(2)	1,125,000	1,228,803
4.27%, 03/15/2048(2)	1,100,000	1,242,152
4.50%, 03/10/2046(2)	2,000,000	2,310,452
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	151,000	179,757
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027(2)	1,910,000	2,078,156
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028(2)	1,333,000	1,428,562
CMS Energy Corp.
2.95%, 02/15/2027	348,000	367,632
3.00%, 05/15/2026	110,000	117,094
3.45%, 08/15/2027	350,000	383,191
Comision Federal de Electricidad
4.88%, 01/15/2024(2)	322,000	347,357
Commonwealth Edison Co.
3.65%, 06/15/2046	364,000	402,681
3.75%, 08/15/2047	1,000,000	1,132,780
4.00%, 03/01/2048	4,615,000	5,421,764
Connecticut Light & Power Co.
3.20%, 03/15/2027	600,000	653,482
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	2,940,000	3,261,574
4.13%, 05/15/2049	4,293,000	4,979,638
4.30%, 12/01/2056	3,050,000	3,583,538
4.50%, 05/15/2058	538,000	650,090
4.65%, 12/01/2048	1,607,000	1,988,280
5.70%, 06/15/2040	318,000	429,901
Consolidated Edison, Inc.
0.65%, 12/01/2023	7,561,000	7,552,830
Consumers Energy Co.
3.25%, 08/15/2046	190,000	199,161
4.35%, 08/31/2064	191,000	234,804
Delmarva Power & Light Co.
4.00%, 06/01/2042	170,000	190,910
Dominion Energy, Inc.
2.45%, 01/15/2023(2)	7,054,000	7,234,536
2.85%, 08/15/2026	304,000	322,900
3.30%, 04/15/2041	4,036,000	4,188,222
4.90%, 08/01/2041	212,000	263,823
5.25%, 08/01/2033	1,161,000	1,451,961
7.00%, 06/15/2038	124,000	181,397
DTE Electric Co.
2.65%, 06/15/2022	194,000	196,107
3.25%, 04/01/2051	3,047,000	3,222,271
DTE Energy Co.
1.05%, 06/01/2025	3,854,000	3,823,601
2.53%, 10/01/2024	6,316,000	6,590,295
Duke Energy Carolinas LLC
3.70%, 12/01/2047	878,000	975,102
4.25%, 12/15/2041	141,000	167,541
6.00%, 12/01/2028	235,000	297,241
Duke Energy Corp.
3.75%, 09/01/2046	13,800,000	14,735,981
3.95%, 08/15/2047	3,432,000	3,784,894
Duke Energy Florida LLC
4.20%, 07/15/2048	3,636,000	4,375,538

Duke Energy Indiana LLC
3.75%, 05/15/2046	600,000	665,431
Duke Energy Progress LLC
2.90%, 08/15/2051	1,645,000	1,611,824
3.70%, 10/15/2046	506,000	564,571
4.10%, 05/15/2042	217,000	250,420
4.10%, 03/15/2043	181,000	211,362
4.15%, 12/01/2044	129,000	151,967
4.20%, 08/15/2045	325,000	384,089
4.38%, 03/30/2044	132,000	160,208
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030(2)	2,500,000	2,476,368
3.62%, 08/01/2027(2)	1,675,000	1,796,657
Edison International
3.13%, 11/15/2022	4,014,000	4,115,442
3.55%, 11/15/2024	3,606,000	3,823,370
5.75%, 06/15/2027	12,169,000	14,011,550
EDP Finance BV
3.63%, 07/15/2024(2)	700,000	748,051
Electricite de France SA
4.75%, 10/13/2035(2)	5,000,000	5,997,629
Emera US Finance LP
3.55%, 06/15/2026	3,895,000	4,210,073
4.75%, 06/15/2046	900,000	1,061,981
Enel Finance International NV
1.88%, 07/12/2028(2)	270,000	268,892
2.65%, 09/10/2024(2)	1,440,000	1,508,849
3.50%, 04/06/2028(2)	5,845,000	6,396,947
3.63%, 05/25/2027(2)	12,505,000	13,842,889
4.75%, 05/25/2047(2)	5,575,000	6,922,405
6.00%, 10/07/2039(2)	307,000	423,763
Engie Energia Chile SA
3.40%, 01/28/2030(2)	1,600,000	1,644,000
Entergy Arkansas LLC
2.65%, 06/15/2051	960,000	895,158
3.50%, 04/01/2026	307,000	335,226
Entergy Corp.
2.95%, 09/01/2026	310,000	329,796
Entergy Louisiana LLC
2.40%, 10/01/2026	650,000	677,401
2.90%, 03/15/2051	1,570,000	1,532,411
3.05%, 06/01/2031	440,000	468,662
3.12%, 09/01/2027	370,000	398,158
4.00%, 03/15/2033	2,610,000	2,999,885
Entergy Texas, Inc.
4.50%, 03/30/2039	11,000,000	12,943,424
Evergy Kansas Central, Inc.
4.13%, 03/01/2042	4,175,000	4,847,437
Evergy Metro, Inc.
3.15%, 03/15/2023	375,000	387,058
4.20%, 03/15/2048	500,000	598,916
5.30%, 10/01/2041	1,032,000	1,373,911
Evergy, Inc.
2.90%, 09/15/2029	2,190,000	2,298,341
Exelon Corp.
3.50%, 06/01/2022	10,180,000	10,357,709
4.95%, 06/15/2035	1,500,000	1,853,846
Exelon Generation Co. LLC
3.40%, 03/15/2022	1,180,000	1,192,943
5.75%, 10/01/2041	3,192,000	3,891,586
6.25%, 10/01/2039	300,000	383,028
FirstEnergy Corp.
4.75%, 03/15/2023	3,810,000	3,962,895
FirstEnergy Transmission LLC
2.87%, 09/15/2028(2)	1,550,000	1,617,812
4.35%, 01/15/2025(2)	6,061,000	6,590,817
5.45%, 07/15/2044(2)	1,702,000	2,169,277
Florida Power & Light Co.
5.40%, 09/01/2035	700,000	923,723
Fortis, Inc.
3.06%, 10/04/2026	2,291,000	2,458,089
Indiana Michigan Power Co.
3.20%, 03/15/2023	991,000	1,022,489
3.25%, 05/01/2051	1,570,000	1,619,408
Israel Electric Corp. Ltd.
4.25%, 08/14/2028(2)	5,859,000	6,572,333
6.88%, 06/21/2023(2)	2,340,000	2,572,222
ITC Holdings Corp.
2.70%, 11/15/2022	10,512,000	10,755,014
2.95%, 05/14/2030(2)	890,000	934,014
Jersey Central Power & Light Co.
4.30%, 01/15/2026(2)	740,000	814,938
6.15%, 06/01/2037	400,000	532,512
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	415,172	507,207
KeySpan Gas East Corp.
2.74%, 08/15/2026(2)	538,000	559,826
Massachusetts Electric Co.
4.00%, 08/15/2046(2)	624,000	684,981
MidAmerican Energy Co.
3.50%, 10/15/2024	317,000	340,749
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(2)	9,900,000	11,090,566
Monongahela Power Co.
5.40%, 12/15/2043(2)	1,650,000	2,152,606
National Rural Utilities Cooperative Finance Corp.
8.00%, 03/01/2032	791,000	1,168,935

Nevada Power Co.
5.38%, 09/15/2040	261,000	340,484
5.45%, 05/15/2041	386,000	510,854
New England Power Co.
3.80%, 12/05/2047(2)	5,108,000	5,590,738
New York State Electric & Gas Corp.
3.25%, 12/01/2026(2)	804,000	867,429
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/2023	7,671,000	7,696,937
2.80%, 01/15/2023	3,671,000	3,777,126
Niagara Mohawk Power Corp.
1.96%, 06/27/2030(2)	2,150,000	2,088,004
3.51%, 10/01/2024(2)	258,000	275,417
NiSource, Inc.
1.70%, 02/15/2031	1,640,000	1,544,862
2.95%, 09/01/2029	1,520,000	1,588,429
3.95%, 03/30/2048	4,480,000	5,069,541
5.80%, 02/01/2042	774,000	1,033,273
Northern States Power Co.
3.60%, 09/15/2047	2,395,000	2,678,039
4.13%, 05/15/2044	1,480,000	1,762,635
NRG Energy, Inc.
2.00%, 12/02/2025(2)	2,685,000	2,729,710
2.45%, 12/02/2027(2)	6,215,000	6,306,797
4.45%, 06/15/2029(2)	1,155,000	1,277,882
OGE Energy Corp.
0.70%, 05/26/2023	1,300,000	1,300,109
Ohio Power Co.
2.90%, 10/01/2051	1,390,000	1,343,112
4.15%, 04/01/2048	1,190,000	1,415,112
Oklahoma Gas & Electric Co.
0.55%, 05/26/2023	1,690,000	1,690,020
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	1,895,000	1,978,421
5.75%, 03/15/2029	124,000	154,563
Pacific Gas & Electric Co.
1.37%, 03/10/2023	3,235,000	3,223,704
1.50% (3 Month LIBOR USD + 1.38%), 11/15/2021(1)	3,645,000	3,646,473
1.75%, 06/16/2022	7,041,000	7,029,606
2.95%, 03/01/2026	990,000	1,016,344
3.45%, 07/01/2025	1,570,000	1,639,770
3.75%, 02/15/2024	676,000	705,159
3.75%, 08/15/2042	376,000	339,773
4.00%, 12/01/2046	2,043,000	1,969,981
4.25%, 08/01/2023	2,482,000	2,596,823
4.30%, 03/15/2045	638,000	629,445
4.45%, 04/15/2042	1,905,000	1,897,161
4.50%, 07/01/2040	1,233,000	1,258,574
PacifiCorp
2.90%, 06/15/2052	5,416,000	5,270,549
PECO Energy Co.
2.80%, 06/15/2050	860,000	842,955
2.85%, 09/15/2051	2,878,000	2,823,701
3.70%, 09/15/2047	2,120,000	2,377,123
3.90%, 03/01/2048	5,235,000	6,057,854
4.15%, 10/01/2044	353,000	419,550
Pennsylvania Electric Co.
3.25%, 03/15/2028(2)	2,386,000	2,521,072
Pepco Holdings LLC
7.45%, 08/15/2032	222,000	312,967
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 05/15/2027(2)	2,756,000	2,986,815
5.50%, 11/22/2021(2)	1,959,000	1,967,639
Potomac Electric Power Co.
6.50%, 11/15/2037	136,000	197,744
PPL Electric Utilities Corp.
3.00%, 10/01/2049	2,105,000	2,153,570
4.13%, 06/15/2044	208,000	245,839
Progress Energy, Inc.
3.15%, 04/01/2022	389,000	391,645
Public Service Co. of Colorado
3.55%, 06/15/2046	353,000	382,782
4.10%, 06/15/2048	2,515,000	3,038,058
Public Service Co. of Oklahoma
6.63%, 11/15/2037	649,000	920,632
Public Service Electric & Gas Co.
3.15%, 08/15/2024	1,000,000	1,057,842
3.60%, 12/01/2047	1,605,000	1,808,989
5.38%, 11/01/2039	117,000	156,530
Public Service Enterprise Group, Inc.
1.60%, 08/15/2030	8,395,000	7,943,463
Puget Energy, Inc.
2.38%, 06/15/2028(2)	4,023,000	4,023,888
3.65%, 05/15/2025	1,200,000	1,281,334
RGS I&M Funding Corp.
9.82%, 06/07/2022	12,388	12,447
San Diego Gas & Electric Co.
2.95%, 08/15/2051	5,089,000	5,043,202
3.75%, 06/01/2047	3,506,000	3,961,549
3.95%, 11/15/2041	310,000	338,225
4.15%, 05/15/2048	1,693,000	2,031,891
5.35%, 05/15/2040	3,430,000	4,548,084
6.00%, 06/01/2026	213,000	256,026
Sempra Energy
4.05%, 12/01/2023	5,000,000	5,325,333
6.00%, 10/15/2039	752,000	1,033,506
Southern California Edison Co.
1.85%, 02/01/2022	24,000	24,074
2.95%, 02/01/2051	6,220,000	5,679,642

3.50%, 10/01/2023	328,000	345,188
3.65%, 03/01/2028	1,200,000	1,299,303
3.90%, 12/01/2041	392,000	401,799
4.05%, 03/15/2042	800,000	858,436
4.13%, 03/01/2048	1,880,000	2,048,557
6.05%, 03/15/2039	253,000	337,959
Southern California Gas Co.
2.55%, 02/01/2030	2,621,000	2,692,622
Southern Co.
3.25%, 07/01/2026	218,000	234,583
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	230,000	238,189
3.25%, 06/15/2026	225,000	241,372
3.95%, 10/01/2046	282,000	312,633
4.40%, 06/01/2043	160,000	187,357
5.88%, 03/15/2041	1,210,000	1,661,432
Southern Power Co.
4.95%, 12/15/2046	3,064,000	3,725,313
5.15%, 09/15/2041	746,000	911,824
Southwest Gas Corp.
3.80%, 09/29/2046	508,000	544,445
Southwestern Public Service Co.
4.50%, 08/15/2041	350,000	426,309
Talent Yield Investments Ltd.
4.50%, 04/25/2022(2)	715,000	728,486
Toledo Edison Co.
2.65%, 05/01/2028(2)	1,450,000	1,475,062
6.15%, 05/15/2037	680,000	935,303
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	371,000	415,042
Union Electric Co.
2.95%, 06/15/2027	715,000	763,952
3.65%, 04/15/2045	1,370,000	1,527,321
Virginia Electric & Power Co.
3.45%, 02/15/2024	191,000	202,401
3.50%, 03/15/2027	4,955,000	5,468,711
4.45%, 02/15/2044	126,000	153,364
4.65%, 08/15/2043	3,500,000	4,352,898
Vistra Operations Co. LLC
3.55%, 07/15/2024(2)	8,460,000	8,898,439
WEC Energy Group, Inc.
3.55%, 06/15/2025	726,000	784,712
Wisconsin Electric Power Co.
3.10%, 06/01/2025	285,000	303,323
Xcel Energy, Inc.
3.35%, 12/01/2026	5,105,000	5,521,743

Total Utilities		552,687,855

Total Corporate Bonds (Cost: $5,455,211,187)		5,741,551,764

Government Related – 22.25%
Other Government Related – 1.67%
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610,000	700,932
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350,000	2,196,670
Atlanta Independent School System
5.56%, 03/01/2026	535,000	627,583
Bay Area Toll Authority
2.57%, 04/01/2031	6,700,000	7,033,518
6.26%, 04/01/2049	1,650,000	2,663,287
Bermuda Government International Bond
2.38%, 08/20/2030(2)	1,765,000	1,747,350
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	934,111
Chile Government International Bond
2.55%, 01/27/2032	1,398,000	1,385,180
3.10%, 05/07/2041	2,075,000	2,002,416
3.24%, 02/06/2028	2,715,000	2,885,095
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	2,074,921
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,181,290
Clark County School District
5.51%, 06/15/2024	2,350,000	2,545,003
Colombia Government International Bond
3.00%, 01/30/2030	1,867,000	1,764,390
3.88%, 02/15/2061	1,500,000	1,207,755
4.00%, 02/26/2024	737,000	770,165
4.50%, 01/28/2026	1,192,000	1,277,609
5.00%, 06/15/2045	842,000	820,647
5.63%, 02/26/2044	200,000	208,578
7.38%, 09/18/2037	150,000	184,269
Corp. Andina de Fomento
2.75%, 01/06/2023	1,125,000	1,154,898
3.25%, 02/11/2022	1,230,000	1,243,300
4.38%, 06/15/2022	2,735,000	2,811,490
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	112,361
Curators of the University of Missouri
5.96%, 11/01/2039	3,445,000	4,608,984
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875,000	1,247,491
Eaton Community City School District
5.39%, 08/25/2027	275,000	275,505
Export-Import Bank of India
3.88%, 02/01/2028(2)	3,480,000	3,730,883
Fannie Mae
0.88%, 08/05/2030	3,585,000	3,374,754

1.63%, 01/07/2025	6,247,000	6,460,672
1.88%, 09/24/2026	425,000	443,618
2.25%, 04/12/2022	6,542,000	6,616,656
2.63%, 09/06/2024	5,221,000	5,547,366
6.25%, 05/15/2029	630,000	847,076
6.63%, 11/15/2030(7)	2,300,000	3,283,766
7.13%, 01/15/2030	1,500,000	2,154,354
Federal Home Loan Banks
4.00%, 10/24/2029	2,000,000	2,373,915
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	3,709,000	5,375,378
Finnvera OYJ
2.38%, 06/04/2025(2)	600,000	633,078
Hungary Government International Bond
3.13%, 09/21/2051(2)	2,245,000	2,210,629
Hydro-Quebec
8.05%, 07/07/2024	638,000	763,080
8.40%, 01/15/2022	826,000	844,538
Idaho Energy Resources Authority
2.86%, 09/01/2046	3,175,000	3,174,330
Indonesia Government International Bond
4.13%, 01/15/2025(2)	1,325,000	1,448,967
5.88%, 01/15/2024(2)	1,300,000	1,447,394
Israel Government AID Bond
0.00%, 09/15/2023	1,837,000	1,810,294
0.00%, 11/01/2024	1,000,000	971,410
5.50%, 09/18/2033	619,000	860,983
Japan Finance Organization for Municipalities
1.75%, 09/05/2024(2)	200,000	205,693
2.13%, 10/25/2023(2)	3,400,000	3,513,762
2.63%, 04/20/2022(2)	6,000,000	6,075,900
3.25%, 04/24/2023(2)	1,000,000	1,043,287
Los Angeles Department of Water & Power Power System Revenue
6.60%, 07/01/2050	2,400,000	4,070,121
Mexico Government International Bond
2.66%, 05/24/2031	2,579,000	2,488,039
3.75%, 01/11/2028	3,517,000	3,823,296
3.77%, 05/24/2061	3,240,000	2,872,940
4.13%, 01/21/2026	1,014,000	1,132,739
4.28%, 08/14/2041	7,480,000	7,631,844
4.35%, 01/15/2047	42,000	42,045
4.50%, 01/31/2050	1,275,000	1,303,942
4.60%, 01/23/2046	1,494,000	1,548,187
4.60%, 02/10/2048	1,482,000	1,526,178
4.75%, 03/08/2044	450,000	478,894
5.75%, 10/12/2110	588,000	668,891
New Hampshire Housing Finance Authority
3.75%, 07/01/2034	35,000	35,914
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	5,100,000	6,083,470
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870,000	9,329,919
New York State Dormitory Authority
2.20%, 03/15/2034	4,165,000	4,142,412
5.60%, 03/15/2040	260,000	349,120
New York State Urban Development Corp.
5.84%, 03/15/2040	2,000,000	2,645,678
North American Development Bank
2.40%, 10/26/2022	684,000	697,964
North Carolina Housing Finance Agency
3.00%, 01/01/2033	695,000	707,068
North Carolina State Education Assistance Authority
0.93% (3 Month LIBOR USD + 0.80%), 07/25/2036(1)	8,600,000	8,626,348
Ohio State University
4.05%, 12/01/2056	406,000	507,223
4.80%, 06/01/2111	1,102,000	1,571,718
Panama Government International Bond
4.50%, 04/16/2050	1,610,000	1,752,018
Peruvian Government International Bond
5.63%, 11/18/2050	190,000	257,021
Port Authority of New York & New Jersey
4.46%, 10/01/2062	2,065,000	2,780,499
5.65%, 11/01/2040	435,000	610,100
5.65%, 11/01/2040	1,260,000	1,767,188
Province of Manitoba Canada
2.13%, 06/22/2026	400,000	418,238
Qatar Government International Bond
4.40%, 04/16/2050(2)	2,951,000	3,596,502
4.82%, 03/14/2049(2)	1,200,000	1,541,544
5.10%, 04/23/2048(2)	3,140,000	4,163,050
Regents of the University of California Medical Center Pooled Revenue
3.71%, 05/15/2120	3,270,000	3,494,000
Republic of South Africa Government International Bond
5.88%, 09/16/2025	403,000	451,352
Resolution Funding Corp. Principal Strip
0.00%, 04/15/2030	929,000	805,303
Romanian Government International Bond
5.13%, 06/15/2048(2)	5,000,000	5,912,520
6.75%, 02/07/2022	250,000	255,090
Saudi Government International Bond
2.25%, 02/02/2033(2)	1,533,000	1,490,475
2.88%, 03/04/2023(2)	5,560,000	5,730,025
3.45%, 02/02/2061(2)	2,355,000	2,310,373
4.00%, 04/17/2025(2)	3,200,000	3,499,968
St Johns County Industrial Development Authority
2.54%, 10/01/2030	10,000,000	10,127,590
State of California
7.30%, 10/01/2039	3,685,000	5,824,176
7.50%, 04/01/2034	5,540,000	8,529,975

State of Illinois
5.00%, 10/01/2022	685,000	716,505
5.00%, 11/01/2022	10,340,000	10,854,271
5.10%, 06/01/2033	8,755,000	10,204,360
Tennessee Valley Authority
0.75%, 05/15/2025	5,562,000	5,569,447
1.50%, 09/15/2031	1,230,000	1,211,819
2.88%, 02/01/2027	805,000	877,226
4.25%, 09/15/2065	1,720,000	2,399,551
4.63%, 09/15/2060	1,308,000	1,900,407
5.50%, 06/15/2038	57,000	82,340
5.88%, 04/01/2036	2,967,000	4,345,905
7.13%, 05/01/2030	1,615,000	2,326,721
Tennessee Valley Authority Generic Strip
0.00%, 07/15/2028	2,000,000	1,811,051
0.00%, 03/15/2032	1,514,000	1,248,916
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025	1,847,000	1,779,805
0.00%, 06/15/2035	258,000	190,350
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/2049	1,810,000	2,023,438
Three Rivers Local School District
5.21%, 09/15/2027	285,000	285,698
Tokyo Metropolitan Government
2.50%, 06/08/2022(2)	5,000,000	5,058,250
3.25%, 06/01/2023(2)	1,200,000	1,254,426
University of Pittsburgh-of the Commonwealth System of Higher Education
3.56%, 09/15/2119	2,045,000	2,215,404
University of Virginia
2.58%, 11/01/2051	3,150,000	3,093,955
4.18%, 09/01/2117	1,540,000	2,023,232
Uruguay Government International Bond
4.98%, 04/20/2055	2,590,000	3,240,038
5.10%, 06/18/2050	1,150,000	1,461,684
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	290,398
Westlake City School District
5.23%, 12/01/2026	430,000	431,284

Total Other Government Related		306,374,019

U.S. Treasury Obligations – 20.58%
U.S. Treasury Inflation Indexed Bonds
0.13%, 01/15/2022(8)	2,680,154	2,699,697
1.75%, 01/15/2028(8)	781,884	940,775
2.50%, 01/15/2029(8)	525,154	672,594
3.63%, 04/15/2028(8)	1,760,490	2,353,590
U.S. Treasury Note/Bond
0.13%, 04/30/2023	53,080,000	53,009,503
0.13%, 07/31/2023	9,266,000	9,246,093
0.13%, 08/31/2023	76,208,000	76,005,573
0.25%, 05/15/2024	100,000	99,520
0.25%, 07/31/2025	23,299,000	22,853,043
0.25%, 08/31/2025	14,022,000	13,735,535
0.25%, 09/30/2025	41,038,000	40,157,927
0.38%, 07/15/2024	124,339,000	123,999,010
0.38%, 08/15/2024	20,362,000	20,288,824
0.38%, 09/15/2024	8,910,000	8,871,715
0.38%, 11/30/2025	34,650,000	33,988,131
0.38%, 12/31/2025	16,736,000	16,398,665
0.38%, 01/31/2026	45,164,000	44,193,679
0.50%, 02/28/2026	68,133,000	66,983,256
0.63%, 07/31/2026	26,486,000	26,061,810
0.63%, 08/15/2030	111,475,000	103,702,232
0.75%, 03/31/2026	132,999,000	132,058,656
0.75%, 04/30/2026	50,909,000	50,517,239
0.75%, 05/31/2026	29,191,000	28,945,841
0.75%, 08/31/2026	65,083,000	64,386,409
0.75%, 01/31/2028	60,000,000	58,263,281
0.88%, 06/30/2026	64,345,000	64,118,787
0.88%, 09/30/2026	19,554,000	19,448,592
0.88%, 11/15/2030	20,235,000	19,202,699
1.00%, 07/31/2028	32,000,000	31,380,000
1.13%, 08/31/2028	88,514,000	87,462,896
1.13%, 05/15/2040	5,125,000	4,429,722
1.13%, 08/15/2040	9,056,000	7,793,113
1.25%, 03/31/2028	56,535,000	56,537,208
1.25%, 06/30/2028	33,919,000	33,847,452
1.25%, 08/15/2031	70,081,000	68,383,726
1.25%, 05/15/2050	21,512,000	17,598,665
1.38%, 08/31/2023	12,000,000	12,252,187
1.38%, 11/15/2040	164,474,000	147,743,910
1.38%, 08/15/2050	21,271,000	17,949,068
1.50%, 01/31/2022	1,250,000	1,256,016
1.50%, 09/30/2024	26,000,000	26,760,703
1.63%, 10/31/2023	25,000,000	25,679,688
1.63%, 05/15/2026	20,000,000	20,626,562
1.63%, 08/15/2029	79,455,000	80,926,159
1.63%, 05/15/2031	11,736,000	11,873,531
1.63%, 11/15/2050	33,177,000	29,806,165
1.75%, 02/28/2022	37,900,000	38,166,484
1.75%, 01/31/2023	12,000,000	12,253,125
1.75%, 05/15/2023	17,221,000	17,649,507
1.75%, 12/31/2024	37,137,800	38,531,918
1.75%, 12/31/2026	2,230,000	2,312,318
1.75%, 08/15/2041	9,036,000	8,637,851
1.88%, 11/30/2021	11,500,000	11,534,245
1.88%, 04/30/2022	2,000,000	2,021,094
1.88%, 02/15/2041	35,542,000	34,764,519

1.88%, 02/15/2051	57,629,000	54,954,654
2.00%, 06/30/2024	543,000	565,717
2.00%, 08/15/2025	150,100	157,171
2.00%, 11/15/2026	85,700,000	89,918,047
2.00%, 02/15/2050	34,679,000	34,069,408
2.13%, 12/31/2022	20,000,000	20,492,188
2.13%, 02/29/2024	10,842,000	11,296,432
2.13%, 05/15/2025	670,000	704,128
2.25%, 11/15/2024	20,529,000	21,607,574
2.25%, 11/15/2025	133,446,000	141,145,208
2.25%, 02/15/2027	1,530,000	1,625,147
2.25%, 11/15/2027	174,750,000	185,760,615
2.25%, 05/15/2041	110,194,000	114,584,542
2.25%, 08/15/2046	39,102,100	40,383,610
2.25%, 08/15/2049	9,259,000	9,597,532
2.38%, 11/15/2049	32,332,000	34,412,110
2.38%, 05/15/2051	23,832,000	25,433,212
2.50%, 05/15/2024	95,913,000	101,083,310
2.50%, 02/28/2026	1,285,000	1,375,301
2.50%, 02/15/2045	142,325,000	153,699,882
2.63%, 01/31/2026	25,000,000	26,869,141
2.75%, 05/31/2023	1,737,000	1,809,940
2.75%, 02/15/2024	1,000,000	1,056,250
2.75%, 11/15/2042	13,300,000	14,955,746
2.75%, 08/15/2047	6,887,000	7,817,014
2.75%, 11/15/2047	6,648,000	7,553,271
2.88%, 04/30/2025	840,000	905,133
2.88%, 05/31/2025	5,392,000	5,814,724
2.88%, 05/15/2043	131,385,000	150,779,685
2.88%, 08/15/2045	8,405,000	9,691,359
2.88%, 05/15/2049	62,861,000	73,537,548
3.00%, 11/15/2044	1,585,000	1,860,951
3.00%, 02/15/2047	260,000	308,080
3.00%, 05/15/2047	3,861,000	4,580,262
3.00%, 02/15/2048	870,000	1,034,484
3.00%, 02/15/2049	2,144,000	2,562,917
3.13%, 02/15/2043	18,100,000	21,567,988
3.13%, 05/15/2048	24,938,000	30,342,532
3.38%, 11/15/2048	48,630,000	61,950,061
3.50%, 02/15/2039	15,000,000	18,700,781
3.63%, 08/15/2043	16,350,000	20,986,119
3.63%, 02/15/2044	10,150,000	13,065,350
3.75%, 11/15/2043	10,943,000	14,316,522
3.88%, 08/15/2040	8,125,000	10,653,906
4.38%, 11/15/2039	11,454,000	15,872,738
4.38%, 05/15/2041	1,500,000	2,100,879
4.75%, 02/15/2037	6,162,000	8,696,363
5.00%, 05/15/2037	8,604,000	12,464,373
8.00%, 11/15/2021	4,414,000	4,456,855
U.S. Treasury Strip Coupon
0.00%, 11/15/2021	4,679,000	4,678,668
0.00%, 02/15/2022	25,367,000	25,364,167
0.00%, 05/15/2022	18,154,000	18,150,160
0.00%, 08/15/2022	4,975,000	4,971,385
0.00%, 11/15/2022	25,950,000	25,911,370
0.00%, 08/15/2023	22,550,000	22,444,781
0.00%, 11/15/2023	23,218,000	23,062,316
0.00%, 02/15/2024	12,206,000	12,092,616
0.00%, 05/15/2024	21,322,000	21,069,809
0.00%, 08/15/2024	1,834,000	1,806,385
0.00%, 11/15/2024	6,105,000	5,989,065
0.00%, 02/15/2025	799,000	781,207
0.00%, 05/15/2025	3,279,000	3,193,909
0.00%, 08/15/2027	4,314,000	4,009,451
0.00%, 11/15/2027	4,607,000	4,259,490
0.00%, 02/15/2031	12,590,000	10,778,704
0.00%, 02/15/2032	46,250,000	38,660,856
0.00%, 11/15/2034	2,487,000	1,944,728
0.00%, 02/15/2035	1,824,000	1,418,255
0.00%, 05/15/2035	1,920,000	1,483,778
0.00%, 08/15/2035	175,000	134,344
0.00%, 05/15/2036	121,000	91,160
0.00%, 05/15/2039	455,000	316,034
0.00%, 08/15/2041	1,225,000	796,090

Total U.S. Treasury Obligations		3,773,965,996

Total Government Related (Cost: $4,013,599,173)		4,080,340,015

Mortgage-Backed Obligations – 33.58%
20 Times Square Trust 2018-20TS
3.20%, 05/15/2035, Series 2018-20TS, Class D(2)(5)	5,204,000	5,086,726
510 Asset Backed 2021-NPL1 Trust
2.24%, 06/25/2061, Series 2021-NPL1, Class A1(2)(3)	2,003,991	2,003,676
510 Asset Backed 2021-NPL2 Trust
2.12%, 06/25/2061, Series 2021-NPL2, Class A1(2)(3)	7,641,824	7,639,453
ACRC Holdings LLC
7.08% (1 Month LIBOR USD + 4.60%), 12/22/2021(1)(13)	3,553,636	3,553,636
ACRE Commercial Mortgage 2021-FL4 Ltd.
1.19% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/18/2037, Series 2021-FL4, Class AS(1)(2)	3,990,000	3,980,081
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	1,568,148	1,641,858
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034, Series 2004-2CB, Class 1A9	361,900	367,629
Alternative Loan Trust 2005-1CB
7.01% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 03/25/2035, Series 2005-1CB, Class 1A6(1)(4)	109,229	16,196
Alternative Loan Trust 2005-20CB
4.66% (1 Month LIBOR USD + 4.75%, 4.75% Cap), 07/25/2035, Series 2005-20CB, Class 3A8(1)(4)	368,182	47,850
Alternative Loan Trust 2005-22T1
4.98% (1 Month LIBOR USD + 5.07%, 5.07% Cap), 06/25/2035, Series 2005-22T1, Class A2(1)(4)	490,944	73,719

Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035, Series 2005-28CB, Class 1A4	158,488	160,354
6.00%, 08/25/2035, Series 2005-28CB, Class 3A5	6,011	3,843
Alternative Loan Trust 2005-37T1
4.96% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 09/25/2035, Series 2005-37T1, Class A2(1)(4)	1,575,314	233,016
Alternative Loan Trust 2005-54CB
4.76% (1 Month LIBOR USD + 4.85%, 4.85% Cap), 11/25/2035, Series 2005-54CB, Class 1A2(1)(4)	519,613	75,027
5.50%, 11/25/2035, Series 2005-54CB, Class 1A7	1,845	1,775
5.50%, 11/25/2035, Series 2005-54CB, Class 1A11	131,507	122,782
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035, Series 2005-64CB, Class 1A9	60,231	61,027
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036, Series 2006-28CB, Class A17	54,686	38,788
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022, Series 2006-43CB, Class 2A1	1,166	1,167
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035, Series 2006-1, Class A5(2)(5)	873	924
Anchor Mortgage Trust 2021-RTL1
2.60%, 10/25/2026, Series 2021-1, Class A1(2)	13,200,000	13,221,234
ASG Resecuritization Trust 2011-1
6.00%, 09/28/2036, Series 2011-1, Class 2A35(2)(5)	72,062	66,234
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049, Series 2016-1A, Class AS(2)	9,100,000	9,512,513
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030, Series 2012-PARK, Class A(2)	809,000	829,163
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.35%, 08/15/2046, Series 2014-520M, Class C(2)(5)	1,200,000	1,303,180
BAMLL Re-REMIC Trust 2013-FRR2
0.00%, 09/26/2022, Series 2013-FRR2, Class A(2)	4,000,000	3,910,348
BAMLL Re-REMIC Trust 2014-FRR5
0.00%, 06/27/2045, Series 2014-FRR5, Class AK30(2)	6,300,000	6,122,550
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2049, Series 2004-6, Class 15PO	939	618
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035, Series 2005-11, Class 1CB4	5,926	5,922
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046, Series 2006-5, Class CB7	24,421	24,040
Banc of America Alternative Loan Trust 2007-1
4.33%, 04/25/2022, Series 2007-1, Class 1A1(5)	10,603	10,435
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034, Series 2004-1, Class PO	15,758	12,567
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034, Series 2004-2, Class 1CB1	1,060,476	1,143,873
Banc of America Funding 2004-C Trust
3.23%, 12/20/2034, Series 2004-C, Class 1A1(5)	8,851	9,737
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035, Series 2005-6, Class 2A7	18,647	18,910
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035, Series 2005-7, Class 30PO	15,894	15,617
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036, Series 2005-8, Class 30PO	5,445	4,031
Banc of America Funding 2005-C Trust
0.33% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.00% Cap), 05/20/2035, Series 2005-C, Class A1(1)	995,188	998,825
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036, Series 2006-1, Class XPO	4,561	3,247
Banc of America Mortgage 2003-C Trust
2.37%, 04/25/2033, Series 2003-C, Class 3A1(5)	10,451	10,770
BANK 2017-BNK4
3.63%, 05/15/2050, Series 2017-BNK4, Class A4	6,790,000	7,472,784
BANK 2017-BNK8
3.49%, 11/15/2050, Series 2017-BNK8, Class A4	12,745,000	13,997,389
BANK 2017-BNK9
3.54%, 11/15/2054, Series 2017-BNK9, Class A4	6,100,000	6,710,564
BANK 2018-BNK10
3.69%, 02/15/2061, Series 2018-BN10, Class A5	4,000,000	4,432,439
BANK 2019-BNK21
2.85%, 10/17/2052, Series 2019-BN21, Class A5	5,142,000	5,451,983
BANK 2020-BNK27
2.14%, 04/15/2063, Series 2020-BN27, Class A5	1,538,000	1,548,712
BANK 2020-BNK28
1.84%, 03/15/2063, Series 2020-BN28, Class A4	2,047,000	2,006,630
BANK 2020-BNK29
2.00%, 11/15/2053, Series 2020-BN29, Class A4	11,175,000	11,068,865
BANK 2021-BNK33
2.56%, 05/15/2064, Series 2021-BN33, Class A5	1,967,000	2,037,725
BANK 2021-BNK34
2.44%, 06/15/2063, Series 2021-BN34, Class A5	5,471,000	5,610,602
BANK 2021-BNK36
2.47%, 09/15/2064, Series 2021-BN36, Class A5	1,499,000	1,539,106
Bayview Financing Trust
3.15%, 11/10/2022, Series 2020-3F, Class A(2)(5)(13)	6,037,081	6,037,081
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051, Series 2018-C2, Class A4	20,000,000	22,702,606
4.31%, 12/15/2051, Series 2018-C2, Class A5	5,475,000	6,316,974
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036, Series 2012-SHOW, Class A(2)	4,602,000	4,850,850
Bear Stearns ARM Trust 2003-2
2.56%, 01/25/2033, Series 2003-2, Class A5(2)(5)	71,816	74,779
Bear Stearns ARM Trust 2003-7
2.53%, 10/25/2033, Series 2003-7, Class 3A(5)	2,488	2,499
Bear Stearns ARM Trust 2004-2
2.73%, 05/25/2034, Series 2004-2, Class 14A(5)	32,578	32,287
Bear Stearns ARM Trust 2006-1
2.37% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036, Series 2006-1, Class A1(1)	77,382	78,986
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034, Series 2004-AC2, Class 2A	13,381	13,134
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.76%, 12/11/2038, Series 2006-PW14, Class X1(2)(5)	268,998	4

Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.01%, 01/12/2045, Series 2007-T26, Class X1(2)(5)	10,598,620	828
Bellemeade Re 2018-1 Ltd.
1.69% (1 Month LIBOR USD + 1.60%), 04/25/2028, Series 2018-1A, Class M1B(1)(2)	1,650,270	1,651,315
Bellemeade Re 2018-3 Ltd.
1.94% (1 Month LIBOR USD + 1.85%, 1.85% Floor), 10/25/2028, Series 2018-3A, Class M1B(1)(2)	1,833,624	1,839,023
Bellemeade Re 2019-3 Ltd.
1.19% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 07/25/2029, Series 2019-3A, Class M1A(1)(2)	1,211,147	1,211,612
1.69% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 07/25/2029, Series 2019-3A, Class M1B(1)(2)	3,600,000	3,610,398
Bellemeade Re 2020-2 Ltd.
3.29% (1 Month LIBOR USD + 3.20%, 3.20% Floor), 08/26/2030, Series 2020-2A, Class M1B(1)(2)	343,260	346,490
Bellemeade RE 2021-3 Ltd.
1.05% (30-day Average Secured Overnight Financing Rate + 1.00%, 1.00% Floor), 09/25/2031, Series 2021-3A, Class M1A(1)(2)	6,100,000	6,105,044
1.05% (30-day Average Secured Overnight Financing Rate + 1.00%, 1.00% Floor), 09/25/2031, Series 2021-3A, Class A2(1)(2)	8,400,000	8,430,499
Benchmark 2018-B6 Mortgage Trust
4.26%, 10/10/2051, Series 2018-B6, Class A4	8,862,000	10,184,101
Benchmark 2019-B15 Mortgage Trust
2.67%, 12/15/2072, Series 2019-B15, Class A4	30,000,000	31,174,983
Benchmark 2020-B16 Mortgage Trust
2.73%, 02/15/2053, Series 2020-B16, Class A5	511,000	536,671
Benchmark 2020-B17 Mortgage Trust
2.29%, 03/15/2053, Series 2020-B17, Class A5	3,637,000	3,697,096
Benchmark 2020-B19 Mortgage Trust
1.55%, 09/15/2053, Series 2020-B19, Class A4	21,500,000	20,880,794
1.85%, 09/15/2053, Series 2020-B19, Class A5	9,420,000	9,257,366
Benchmark 2020-B20 Mortgage Trust
2.03%, 10/15/2053, Series 2020-B20, Class A5	3,735,000	3,712,930
Benchmark 2020-B21 Mortgage Trust
1.98%, 12/17/2053, Series 2020-B21, Class A5	8,664,000	8,563,883
Benchmark 2020-B22 Mortgage Trust
1.97%, 01/15/2054, Series 2020-B22, Class A5	4,844,000	4,787,574
Benchmark 2021-B24 Mortgage Trust
2.01%, 03/15/2054, Series 2021-B24, Class A3	10,000,000	10,110,664
2.26%, 03/15/2054, Series 2021-B24, Class A4	20,000,000	20,237,628
2.58%, 03/15/2054, Series 2021-B24, Class A5	3,000,000	3,113,153
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054, Series 2021-B25, Class A5	2,119,000	2,197,647
Benchmark 2021-B26 Mortgage Trust
2.61%, 06/15/2054, Series 2021-B26, Class A5	2,650,000	2,756,218
Benchmark 2021-B27 Mortgage Trust
2.10%, 07/15/2054, Series 2021-B27, Class A4	22,500,000	22,537,485
2.39%, 07/15/2054, Series 2021-B27, Class A5	3,309,000	3,376,527
Benchmark 2021-B28 Mortgage Trust
2.22%, 08/15/2054, Series 2021-B28, Class A5(5)	2,052,000	2,063,124
Benchmark 2021-B29 Mortgage Trust
2.39%, 09/15/2054, Series 2021-B29, Class A5	4,375,000	4,460,707
BX Commercial Mortgage Trust 2020-BXLP
0.88% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 12/15/2036, Series 2020-BXLP, Class A(1)(2)	12,441,540	12,453,256
CD 2006-CD3 Mortgage Trust
0.18%, 10/15/2048, Series 2006-CD3, Class XS(2)(5)	91,839	836
CD 2019-CD8 Mortgage Trust
2.66%, 08/15/2057, Series 2019-CD8, Class A3	20,000,000	20,760,112
Central Park Funding Trust 2021-1
2.84% (1 Month LIBOR USD + 2.75%, 2.75% Floor), 08/29/2022, Series 2021-1, Class PT(1)(2)	11,682,203	11,942,444
Chase Mortgage Finance Trust Series 2006-A1
2.82%, 09/25/2036, Series 2006-A1, Class 2A3(5)	76,921	71,346
Chase Mortgage Finance Trust Series 2007-A1
2.37%, 02/25/2037, Series 2007-A1, Class 1A3(5)	19,510	19,852
2.40%, 02/25/2037, Series 2007-A1, Class 2A1(5)	38,158	38,898
2.71%, 02/25/2037, Series 2007-A1, Class 9A1(5)	19,709	20,221
2.80%, 02/25/2037, Series 2007-A1, Class 7A1(5)	6,894	7,130
Chase Mortgage Finance Trust Series 2007-A2
2.28%, 06/25/2035, Series 2007-A2, Class 1A1(5)	14,391	14,119
2.44%, 06/25/2035, Series 2007-A2, Class 2A1(5)	29,246	29,813
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032, Series 2002-18, Class PO	5,232	4,632
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034, Series 2004-3, Class A26	18,877	19,751
5.75%, 04/25/2034, Series 2004-3, Class A4	12,861	13,480
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034, Series 2004-5, Class 1A4	77,527	80,235
CHL Mortgage Pass-Through Trust 2004-7
2.46%, 06/25/2034, Series 2004-7, Class 2A1(5)	5,406	5,522
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2022, Series 2004-8, Class 2A1	1,517	1,600
CHL Mortgage Pass-Through Trust 2004-HYB1
2.59%, 05/20/2034, Series 2004-HYB1, Class 2A(5)	7,470	7,742
CHL Mortgage Pass-Through Trust 2004-HYB3
2.10%, 06/20/2034, Series 2004-HYB3, Class 2A(5)	45,558	46,835
CHL Mortgage Pass-Through Trust 2004-HYB6
2.61%, 11/20/2034, Series 2004-HYB6, Class A3(5)	27,024	28,122
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035, Series 2005-14, Class A2	12,137	9,236
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035, Series 2005-16, Class A23	6,328	5,454
CHL Mortgage Pass-Through Trust 2005-22
2.58%, 11/25/2035, Series 2005-22, Class 2A1(5)	105,597	101,167
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2022, Series 2006-1, Class 2A1	1,367	1,392
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036, Series 2006-4, Class 1A2	28,426	29,275
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/10/2047, Series 2014-GC19, Class A3	3,642,723	3,843,209
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047, Series 2014-GC21, Class A4	2,763,106	2,880,844
Citigroup Commercial Mortgage Trust 2014-GC23

3.36%, 07/10/2047, Series 2014-GC23, Class A3	6,803,057	7,128,178
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048, Series 2015-GC29, Class A3	9,951,564	10,341,725
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058, Series 2015-GC33, Class A4	717,000	782,892
Citigroup Commercial Mortgage Trust 2016-C1
2.94%, 05/10/2049, Series 2016-C1, Class A3	10,100,000	10,606,032
Citigroup Commercial Mortgage Trust 2016-C3
3.15%, 11/15/2049, Series 2016-C3, Class A4	2,764,000	2,979,524
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049, Series 2016-GC37, Class A3	10,676,882	11,154,462
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049, Series 2016-P6, Class A5(5)	2,783,000	3,076,889
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050, Series 2017-P7, Class A3	16,000,000	17,419,109
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050, Series 2017-P8, Class A3	21,000,000	22,435,636
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051, Series 2018-B2, Class A3	22,000,000	24,130,346
Citigroup Commercial Mortgage Trust 2019-C7
2.86%, 12/15/2072, Series 2019-C7, Class A3	7,850,000	8,295,652
3.10%, 12/15/2072, Series 2019-C7, Class A4	3,996,000	4,307,155
Citigroup Commercial Mortgage Trust 2020-GC46
2.72%, 02/15/2053, Series 2020-GC46, Class A5	13,520,000	14,183,982
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 06/25/2033, Series 2003-UP2, Class PO1	140	129
2.30%, 09/25/2033, Series 2003-HYB1, Class A(5)	31,687	33,339
Citigroup Mortgage Loan Trust 2009-10
2.51%, 09/25/2033, Series 2009-10, Class 1A1(2)(5)	93,358	94,438
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058, Series 2015-A, Class B2(2)(5)	332,002	345,287
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033, Series 2003-1, Class PO3	3,680	3,329
0.00%, 10/25/2033, Series 2003-1, Class PO2	418	368
1.95%, 08/25/2034, Series 2004-UST1, Class A6(5)	5,617	5,461
2.24%, 02/25/2035, Series 2005-1, Class 2A1A(5)	17,842	17,239
2.84%, 08/25/2035, Series 2005-5, Class 1A2(5)	53,941	45,834
5.25%, 10/25/2033, Series 2003-1, Class 2A5	8,507	8,731
5.50%, 05/25/2035, Series 2005-2, Class 2A11	70,172	72,727
5.50%, 11/25/2035, Series 2005-9, Class 2A2	1,132	1,025
6.00%, 11/25/2035, Series 2005-9, Class 22A2	1,422,084	1,451,360
7.00%, 09/25/2033, Series 2003-UP3, Class A3	2,537	2,592
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045, Series 2012-CR1, Class A3	2,891,468	2,914,522
COMM 2012-CCRE2 Mortgage Trust
1.77%, 08/15/2045, Series 2012-CR2, Class XA(5)	2,560,741	14,422
3.15%, 08/15/2045, Series 2012-CR2, Class A4	9,614,464	9,719,859
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030, Series 2013-300P, Class A1(2)	516,000	542,390
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046, Series 2013-CR10, Class A3	1,952,547	2,046,210
COMM 2013-CCRE11 Mortgage Trust
4.26%, 08/10/2050, Series 2013-CR11, Class A4	8,100,000	8,607,548
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046, Series 2013-CR12, Class A3	9,308,032	9,708,411
COMM 2013-CCRE7 Mortgage Trust
3.21%, 03/10/2046, Series 2013-CR7, Class A4	1,225,913	1,265,117
COMM 2013-CCRE9 Mortgage Trust
4.02%, 07/10/2045, Series 2013-CR9, Class A3	862,477	889,015
COMM 2013-SFS Mortgage Trust
3.09%, 04/12/2035, Series 2013-SFS, Class A2(2)(5)	708,000	724,042
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/10/2047, Series 2014-CR15, Class A2	148,038	146,497
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047, Series 2014-CR19, Class A5	17,769,300	19,116,702
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047, Series 2014-CR20, Class A3	11,066,592	11,644,292
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048, Series 2015-CR24, Class A4	7,114,134	7,534,820
3.70%, 08/10/2048, Series 2015-CR24, Class A5	770,833	836,536
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048, Series 2015-CR25, Class A3	10,328,327	10,935,289
3.76%, 08/10/2048, Series 2015-CR25, Class A4	2,437,000	2,658,300
COMM 2015-LC23 Mortgage Trust
3.77%, 10/10/2048, Series 2015-LC23, Class A4	4,039,090	4,417,656
COMM 2018-HOME Mortgage Trust
3.94%, 04/10/2033, Series 2018-HOME, Class A(2)(5)	10,975,000	12,067,465
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(2)	6,090,000	6,197,173
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.05%, 01/15/2049, Series 2007-C2, Class AX(2)(5)	1,809,653	1
Credit Suisse First Boston Mortgage Securities Corp.
0.00%, 10/25/2033, Series 2003-23, Class 1P	31,480	26,444
2.30%, 06/25/2033, Series 2003-AR15, Class 3A1(5)	14,992	15,632
5.25%, 09/25/2033, Series 2003-21, Class 1A4	30,315	31,372
5.25%, 09/25/2034, Series 2004-5, Class 3A1	9,388	8,647
6.70%, 02/25/2033, Series 2003-1, Class DB1(5)	57,848	59,176
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048, Series 2015-C4, Class A3	7,447,431	7,971,767
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049, Series 2016-C7, Class A5	1,882,000	2,041,067
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050, Series 2017-C8, Class A3	15,525,000	16,303,975
CSAIL 2019-C16 Commercial Mortgage Trust
3.33%, 06/15/2052, Series 2019-C16, Class A3	1,299,000	1,405,998
CSAIL 2021-C20 Commercial Mortgage Trust
2.49%, 03/15/2054, Series 2021-C20, Class A2	22,125,000	22,631,930
2.80%, 03/15/2054, Series 2021-C20, Class A3	1,700,000	1,778,463

CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.25%, 11/25/2033, Series 2003-27, Class 5A4	16,021	16,261
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4
5.50%, 09/25/2034, Series 2004-4, Class 2A4	25,080	26,372
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8
5.50%, 12/25/2034, Series 2004-8, Class 1A4	73,463	75,251
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10
0.00%, 11/25/2035, Series 2005-10, Class AP	6,181	4,359
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9
0.00%, 10/25/2035, Series 2005-9, Class AP	10,167	8,438
5.50%, 10/25/2035, Series 2005-9, Class DX	139,683	16,067
CSMC 2014-USA OA LLC
4.37%, 09/15/2037, Series 2014-USA, Class D(2)	3,000,000	2,854,904
CSMC 2018-RPL9 Trust
3.85%, 09/25/2057, Series 2018-RPL9, Class A(2)(5)	5,356,648	5,638,264
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060, Series 2020-RPL3, Class A1(2)(5)	2,895,401	2,928,821
CSMC 2020-RPL6 Trust
2.69%, 03/25/2059, Series 2020-RPL6, Class A1(2)(5)	4,542,745	4,594,822
CSMC SER 2020-11R
0.00%, 04/28/2038(2)(5)	4,166,482	4,260,757
CSMCM 2018-RPL4 Trust
0.00%, 05/25/2058(2)(5)(13)	2,456,528	2,514,563
CSMCM 2018-RPL9 Trust
4.05%, 09/25/2057, Series 2018-RPL9, Class CERT(2)(5)(13)	2,356,715	2,335,210
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049, Series 2016-C1, Class A3A	13,367,513	13,977,697
DBJPM 20-C9 Mortgage Trust
1.64%, 08/15/2053, Series 2020-C9, Class A4	20,600,000	20,055,707
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-1
4.38%, 02/25/2022, Series 2005-1, Class 2A1(5)	5,537	5,505
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4
6.15%, 04/25/2034, Series 2004-4, Class 1A6(3)	39	39
Eagle RE 2018-1 Ltd.
1.79% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 11/25/2028, Series 2018-1, Class M1(1)(2)	1,514,166	1,515,662
Eagle RE 2019-1 Ltd.
1.89% (1 Month LIBOR USD + 1.80%), 04/25/2029, Series 2019-1, Class M1B(1)(2)	866,253	867,769
Eagle RE 2021-1 Ltd.
1.75% (30-day Average Secured Overnight Financing Rate + 1.70%, 1.70% Floor), 10/25/2033, Series 2021-1, Class M1A(1)(2)	16,710,000	16,773,966
Fannie Mae
2.00%, 10/01/2036(9)	53,285,000	54,877,306
2.00%, 10/01/2051(9)	138,590,000	138,963,544
2.00%, 11/01/2051(9)	63,000,000	63,056,602
2.50%, 10/01/2051(9)	142,315,000	146,734,548
2.50%, 12/01/2051(9)	105,575,000	108,391,707
3.00%, 10/01/2051(9)	48,595,000	50,848,214
3.00%, 11/01/2051(9)	34,165,000	35,704,573
3.50%, 10/01/2051(9)	60,650,000	64,171,728
4.00%, 10/01/2051(9)	17,300,000	18,534,990
4.50%, 10/01/2051(9)	14,700,000	15,897,829
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039, Series 1999-T2, Class A1(5)	47,714	51,433
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040, Series 2001-T3, Class A1	77,965	86,933
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042, Series 2002-T16, Class A2	91,599	109,580
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044, Series 2004-T1, Class 1A2	17,200	19,993
Fannie Mae Grantor Trust 2004-T2
3.47%, 07/25/2043, Series 2004-T2, Class 2A(5)	72,577	75,863
7.50%, 11/25/2043, Series 2004-T2, Class 1A4	152,190	176,523
Fannie Mae Grantor Trust 2004-T3
6.50%, 02/25/2044, Series 2004-T3, Class 1A2	229,505	266,796
7.00%, 02/25/2044, Series 2004-T3, Class 1A3	92,287	109,057
10.34%, 01/25/2044, Series 2004-T3, Class PT1(5)	18,237	21,981
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027, Series 2017-T1, Class A	6,517,529	6,998,366
Fannie Mae Interest Strip
0.00%, 09/25/2024, Series 300, Class 1	17,281	17,011
0.00%, 01/25/2033, Series 329, Class 1	5,471	5,178
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/25/2042, Series 412, Class F2(1)	357,741	361,598
0.64% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2042, Series 411, Class F1(1)	800,859	806,089
5.00%, 12/25/2033, Series 345, Class 6(5)	7,669	1,020
5.50%, 05/25/2036, Series 365, Class 8	28,100	5,695
5.50%, 08/25/2036, Series 374, Class 5	20,771	3,686
5.50%, 04/25/2037, Series 393, Class 6	7,711	1,074
6.00%, 01/25/2038, Series 383, Class 33	19,629	3,824
7.50%, 04/25/2023, Series 218, Class 2	162	7
9.00%, 03/25/2024, Series 265, Class 2	152	160
Fannie Mae Pool
0.43% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 97.76% Cap), 01/01/2023(1)	1,284,298	1,282,958
0.56% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 98.56% Cap), 09/01/2024(1)	3,345,582	3,344,214
0.88% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 98.04% Cap), 03/01/2022(1)	836,270	835,761
1.32% (6 Month LIBOR USD + 1.20%, 1.20% Floor, 10.34% Cap), 08/01/2034(1)	19,652	19,758
1.46% (6 Month LIBOR USD + 1.23%, 1.23% Floor, 12.61% Cap), 09/01/2036(1)	75,088	77,096
1.49% (6 Month LIBOR USD + 1.31%, 1.31% Floor, 12.02% Cap), 07/01/2037(1)	36,262	37,437
1.50%, 01/01/2031	10,000,000	9,829,863
1.50%, 10/01/2050	2,218,106	2,156,682
1.50%, 11/01/2050	5,091,582	4,950,508
1.50%, 12/01/2050	15,762,563	15,325,287
1.52% (1 Year LIBOR USD + 1.27%, 1.27% Floor, 9.89% Cap), 05/01/2035(1)	8,426	8,462
1.56%, 01/01/2031	2,275,000	2,248,127
1.59% (6 Month LIBOR USD + 1.41%, 1.41% Floor, 9.28% Cap), 09/01/2033(1)	26,466	26,588
1.61% (6 Month LIBOR USD + 1.48%, 1.48% Floor, 12.68% Cap), 02/01/2037(1)	37,648	39,090
1.67% (1 Year LIBOR USD + 1.35%, 1.35% Floor, 11.26% Cap), 11/01/2037(1)	67,288	70,313
1.68% (6 Month LIBOR USD + 1.55%, 1.55% Floor, 10.98% Cap), 02/01/2035(1)	2,937	3,049
1.71% (6 Month LIBOR USD + 1.51%, 1.50% Floor, 12.67% Cap), 01/01/2037(1)	27,619	28,716

1.72% (1 Year LIBOR USD + 1.47%, 1.47% Floor, 10.72% Cap), 07/01/2037(1)	7,479	7,513
1.76% (6 Month LIBOR USD + 1.51%, 1.51% Floor, 10.88% Cap), 01/01/2035(1)	96,305	99,866
1.85% (6 Month LIBOR USD + 1.60%, 1.60% Floor, 10.35% Cap), 09/01/2036(1)	21,564	22,476
1.85% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 9.34% Cap), 08/01/2033(1)	17,230	18,059
1.88% (1 Year LIBOR USD + 1.51%, 1.51% Floor, 10.60% Cap), 09/01/2037(1)	9,435	9,553
1.88% (1 Year LIBOR USD + 1.51%, 1.51% Floor, 10.24% Cap), 01/01/2035(1)	6,762	6,822
1.88% (1 Year LIBOR USD + 1.51%, 1.51% Floor, 9.70% Cap), 03/01/2035(1)	14,174	14,279
1.89% (1 Year LIBOR USD + 1.47%, 1.47% Floor, 10.00% Cap), 10/01/2034(1)	6,343	6,634
1.89% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 10.97% Cap), 09/01/2034(1)	738	743
1.90% (1 Year LIBOR USD + 1.65%, 1.65% Floor, 9.93% Cap), 08/01/2034(1)	9,528	9,653
1.92% (1 Year LIBOR USD + 1.58%, 1.58% Floor, 10.45% Cap), 09/01/2035(1)	12,964	13,227
1.92% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 10.95% Cap), 09/01/2036(1)	57,614	59,699
1.95% (1 Year LIBOR USD + 1.70%, 1.65% Floor, 11.31% Cap), 05/01/2036(1)	4,428	4,473
1.97% (1 Year LIBOR USD + 1.66%, 1.66% Floor, 10.84% Cap), 07/01/2037(1)	65,030	68,660
1.97% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 10.91% Cap), 05/01/2035(1)	4,695	4,739
1.97% (12 Month U.S. Treasury Average + 1.94%, 1.94% Floor, 8.53% Cap), 01/01/2036(1)	49,358	51,607
1.98% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 10.89% Cap), 04/01/2037(1)	10,743	10,905
1.99% (1 Year LIBOR USD + 1.49%, 1.49% Floor, 10.29% Cap), 11/01/2033(1)	27,523	27,667
2.00%, 08/01/2031	1,637,955	1,693,316
2.00% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 10.00% Cap), 08/01/2034(1)	4,205	4,249
2.00%, 01/01/2036	14,858,920	15,405,130
2.00%, 06/01/2040	3,519,413	3,548,699
2.00%, 07/01/2040	3,382,419	3,405,254
2.00%, 09/01/2040	1,899,527	1,915,381
2.00%, 02/01/2041	8,757,114	8,879,058
2.00%, 05/01/2041	38,840,966	39,453,910
2.00%, 09/01/2050	7,575,230	7,601,305
2.00%, 10/01/2050	28,698,780	28,797,565
2.00%, 11/01/2050	17,021,666	17,080,257
2.00%, 01/01/2051	4,260,149	4,274,813
2.00%, 01/01/2051	15,013,144	15,064,821
2.00%, 02/01/2051	8,138,217	8,209,989
2.00%, 09/01/2051	16,612,222	16,669,403
2.00%, 10/01/2051	10,586,046	10,659,348
2.00%, 10/01/2051	13,676,658	13,723,735
2.02% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.10% Cap), 07/01/2036(1)	22,152	22,514
2.02% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 10.84% Cap), 08/01/2036(1)	38,638	40,515
2.07% (1 Year LIBOR USD + 1.57%, 1.57% Floor, 11.38% Cap), 09/01/2036(1)	24,043	25,021
2.08% (1 Year LIBOR USD + 1.80%, 1.80% Floor, 10.22% Cap), 07/01/2037(1)	26,199	26,278
2.09% (1 Year LIBOR USD + 1.68%, 1.68% Floor, 8.86% Cap), 01/01/2034(1)	3,497	3,539
2.10% (1 Year CMT Index + 2.03%, 2.03% Floor, 10.73% Cap), 11/01/2037(1)	38,852	41,614
2.11% (1 Year LIBOR USD + 1.86%, 1.86% Floor, 10.43% Cap), 06/01/2036(1)	12,046	12,208
2.11% (1 Year LIBOR USD + 1.87%, 1.87% Floor, 11.06% Cap), 06/01/2036(1)	64,932	68,958
2.12% (1 Year CMT Index + 2.00%, 2.00% Floor, 9.10% Cap), 11/01/2034(1)	3,713	3,721
2.13% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.53% Cap), 08/01/2036(1)	15,042	15,180
2.15% (1 Year CMT Index + 2.12%, 2.12% Floor, 10.31% Cap), 08/01/2036(1)	5,507	5,543
2.15% (1 Year LIBOR USD + 1.81%, 1.81% Floor, 9.15% Cap), 09/01/2033(1)	7,157	7,540
2.15% (1 Year CMT Index + 2.05%, 2.05% Floor, 10.04% Cap), 07/01/2035(1)	3,813	3,790
2.16% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.62% Cap), 10/01/2036(1)	26,573	26,649
2.16% (1 Year LIBOR USD + 1.79%, 1.79% Floor, 10.19% Cap), 01/01/2038(1)	16,584	16,583
2.16% (1 Year LIBOR USD + 1.91%, 1.91% Floor, 12.16% Cap), 09/01/2037(1)	4,231	4,195
2.17% (1 Year CMT Index + 2.05%, 2.05% Floor, 9.42% Cap), 07/01/2034(1)	378	381
2.19% (11th District Cost of Funds Index + 1.25%, 1.95% Floor, 12.64% Cap), 09/01/2027(1)	2,191	2,231
2.23% (1 Year LIBOR USD + 1.82%, 1.82% Floor, 10.94% Cap), 12/01/2036(1)	42,616	43,235
2.23% (1 Year LIBOR USD + 1.73%, 1.73% Floor, 9.98% Cap), 11/01/2034(1)	3,222	3,235
2.26% (6 Month LIBOR USD + 2.03%, 2.03% Floor, 10.89% Cap), 02/01/2037(1)	31,583	33,301
2.29%, 10/01/2026	9,724,298	10,188,614
2.31% (1 Year LIBOR USD + 1.94%, 1.94% Floor, 10.91% Cap), 01/01/2037(1)	12,328	12,567
2.32%, 12/01/2022	334,477	339,183
2.32% (1 Year LIBOR USD + 1.82%, 1.82% Floor, 11.20% Cap), 09/01/2036(1)	13,237	13,358
2.32% (1 Year LIBOR USD + 1.95%, 1.95% Floor, 12.32% Cap), 11/01/2036(1)	364	364
2.34%, 12/01/2022	1,970,013	1,998,070
2.34%, 01/01/2023	1,222,887	1,242,248
2.35% (1 Year CMT Index + 2.26%, 2.26% Floor, 10.76% Cap), 12/01/2037(1)	62,796	66,198
2.35% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.76% Cap), 01/01/2036(1)	17,262	18,286
2.35% (1 Year CMT Index + 2.24%, 2.25% Floor, 9.66% Cap), 04/01/2035(1)	20,011	20,296
2.37%, 01/01/2023	972,563	987,930
2.38%, 11/01/2022	771,955	781,966
2.40% (1 Year CMT Index + 2.32%, 2.32% Floor, 11.01% Cap), 09/01/2037(1)	13,655	14,629
2.41%, 11/01/2022	139,062	140,893
2.42% (1 Year CMT Index + 2.38%, 2.38% Floor, 10.19% Cap), 10/01/2034(1)	21,559	22,998
2.42%, 06/01/2023	801,808	820,947
2.42% (1 Year CMT Index + 2.30%, 2.30% Floor, 9.19% Cap), 06/01/2034(1)	23,170	24,647
2.45%, 11/01/2022	1,350,326	1,368,528
2.45%, 02/01/2023	1,290,000	1,314,076
2.49%, 03/01/2023	722,441	736,741
2.49% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 11.08% Cap), 10/01/2036(1)	28,734	29,390
2.50%, 04/01/2023	1,445,000	1,478,026
2.50%, 04/01/2028	2,118,486	2,217,405
2.50%, 04/01/2030	1,315,704	1,383,922
2.50%, 05/01/2030	1,511,742	1,587,633
2.50%, 11/01/2031	2,159,556	2,267,971
2.50%, 12/01/2034	11,626,974	12,246,249
2.50%, 08/01/2035	2,573,465	2,708,766
2.50%, 08/01/2035	5,152,100	5,428,070
2.50%, 09/01/2035	6,955,787	7,283,045
2.50%, 10/01/2035	194,088	203,378
2.50%, 12/01/2036	1,843,666	1,907,659
2.50%, 05/01/2041	17,709,397	18,344,659
2.50%, 01/01/2043	1,567,508	1,632,127
2.50%, 02/01/2043	706,619	735,750
2.50%, 10/01/2043	1,454,148	1,514,016
2.50%, 05/01/2046	683,855	709,403
2.50%, 07/01/2046	1,751,832	1,817,339
2.50%, 08/01/2046	608,024	629,965
2.50%, 10/01/2046	495,863	514,088
2.50%, 03/01/2050	853,851	883,404
2.50%, 06/01/2050	1,080,647	1,123,328

2.50%, 06/01/2050	2,855,046	2,972,284
2.50%, 06/01/2050	4,486,918	4,667,691
2.50%, 06/01/2050	17,130,030	17,677,478
2.50%, 07/01/2050	2,764,886	2,878,419
2.50%, 07/01/2050	7,190,244	7,485,515
2.50%, 08/01/2050	2,998,500	3,121,626
2.50%, 08/01/2050	22,318,676	23,031,945
2.50%, 09/01/2050	3,283,154	3,417,473
2.50%, 09/01/2050	7,852,067	8,071,243
2.50%, 10/01/2050	52,219,446	53,888,295
2.50%, 11/01/2050	2,219,424	2,297,860
2.50%, 11/01/2050	7,150,551	7,379,071
2.50%, 12/01/2050	13,840,099	14,319,145
2.50%, 03/01/2051	2,712,569	2,815,367
2.50%, 04/01/2051	19,050,224	19,659,039
2.50%, 05/01/2051	3,662,881	3,801,703
2.50%, 07/01/2051	2,227,878	2,307,915
2.50%, 09/01/2051	14,100,000	14,621,217
2.52%, 05/01/2023	3,302,000	3,381,271
2.52%, 11/01/2029	14,539,646	15,453,943
2.53% (1 Year CMT Index + 2.47%, 2.47% Floor, 10.44% Cap), 10/01/2035(1)	36,936	37,168
2.55%, 11/01/2022	357,609	362,654
2.55%, 11/01/2022	1,119,508	1,135,301
2.55%, 10/01/2028	9,153,949	9,760,110
2.58% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 10.85% Cap), 10/01/2036(1)	44,300	47,405
2.58%, 09/01/2028	3,830,000	4,091,596
2.59%, 09/01/2028	7,552,000	8,075,252
2.62% (1 Year LIBOR USD + 2.37%, 2.37% Floor, 11.23% Cap), 08/01/2037(1)	48,029	49,150
2.62%, 10/01/2028	9,088,870	9,670,626
2.64%, 04/01/2023	321,030	328,569
2.64%, 07/01/2023	413,000	424,858
2.65%, 08/01/2022	1,032,000	1,041,501
2.67%, 07/01/2022	624,000	628,738
2.68%, 05/01/2025	1,767,288	1,869,810
2.70%, 04/01/2023(5)	371,582	380,447
2.70%, 04/01/2025	4,672,967	4,945,118
2.72% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 11.25% Cap), 03/01/2036(1)	146,362	156,531
2.74%, 06/01/2023(5)	1,080,993	1,108,727
2.75%, 03/01/2022	151,964	152,850
2.75% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 10.63% Cap), 02/01/2036(1)	4,276	4,314
2.77%, 06/01/2023	877,721	902,644
2.78% (1 Year LIBOR USD + 2.28%, 2.28% Floor, 10.53% Cap), 11/01/2036(1)	8,095	8,180
2.81%, 04/01/2025	2,900,000	3,078,500
2.81%, 05/01/2027	1,877,256	2,016,524
2.83%, 05/01/2027	8,000,000	8,611,499
2.90%, 12/01/2024	2,000,000	2,125,567
2.90%, 10/01/2029	3,349,349	3,645,400
2.91%, 03/01/2027	9,560,188	10,260,104
2.93%, 01/01/2025	1,811,114	1,817,597
2.97%, 01/01/2022	666,201	666,081
3.00%, 01/01/2027	1,657,834	1,745,197
3.00%, 06/01/2027	1,992,016	2,162,281
3.00%, 10/01/2027	1,334,869	1,406,909
3.00%, 08/01/2028	656,808	693,131
3.00%, 09/01/2028	1,145,116	1,214,948
3.00%, 12/01/2028	391,294	412,901
3.00%, 05/01/2030	1,049,909	1,110,040
3.00%, 09/01/2030	4,478,303	4,740,234
3.00%, 04/01/2032	7,629,766	8,018,274
3.00%, 02/01/2034	4,035,543	4,253,778
3.00%, 04/01/2036	805,976	852,585
3.00%, 08/01/2036	729,857	773,583
3.00%, 05/01/2038	10,055,636	10,616,155
3.00%, 05/01/2042	266,554	283,486
3.00%, 10/01/2042	2,418,404	2,582,035
3.00%, 11/01/2042	1,435,295	1,532,026
3.00%, 12/01/2042	59,209	63,204
3.00%, 12/01/2042	533,005	566,169
3.00%, 12/01/2042	837,352	897,960
3.00%, 01/01/2043	525,542	560,954
3.00%, 01/01/2043	850,600	908,010
3.00%, 01/01/2043	927,416	989,904
3.00%, 01/01/2043	960,499	1,028,623
3.00%, 02/01/2043	513,925	547,284
3.00%, 04/01/2043	1,145,943	1,223,134
3.00%, 04/01/2043	1,977,256	2,110,228
3.00%, 04/01/2043	2,573,515	2,755,127
3.00%, 05/01/2043	47,584	50,236
3.00%, 05/01/2043	162,179	172,232
3.00%, 05/01/2043	1,499,315	1,601,455
3.00%, 05/01/2043	5,409,709	5,773,459
3.00%, 06/01/2043	52,628	56,116
3.00%, 06/01/2043	263,443	281,092
3.00%, 06/01/2043	278,126	296,813
3.00%, 06/01/2043	1,745,018	1,882,920
3.00%, 06/01/2043	3,202,083	3,400,514
3.00%, 07/01/2043	39,033	41,430
3.00%, 07/01/2043	183,040	195,272
3.00%, 07/01/2043	245,003	261,291
3.00%, 07/01/2043	710,817	763,680
3.00%, 07/01/2043	1,017,527	1,084,771
3.00%, 07/01/2043	4,678,382	5,006,884
3.00%, 08/01/2043	43,217	46,117
3.00%, 08/01/2043	913,775	974,981
3.00%, 08/01/2043	2,639,775	2,817,466
3.00%, 08/01/2043	3,371,268	3,595,478
3.00%, 09/01/2043	539,215	576,179
3.00%, 10/01/2043	63,956	68,154

3.00%, 10/01/2043	9,133,236	9,761,540
3.00%, 02/01/2044	3,956,231	4,220,179
3.00%, 03/01/2044	423,515	453,455
3.00%, 04/01/2045	4,431,981	4,726,418
3.00%, 05/01/2046	4,182,316	4,437,989
3.00%, 09/01/2046	586,394	625,120
3.00%, 11/01/2046	1,305,627	1,379,820
3.00%, 11/01/2046	3,904,366	4,153,663
3.00%, 11/01/2046	4,596,598	4,858,804
3.00%, 01/01/2047	2,735,234	2,890,845
3.00%, 02/01/2047	1,063,923	1,135,244
3.00%, 02/01/2047	1,301,663	1,387,930
3.00%, 03/01/2047	458,482	485,587
3.00%, 08/01/2049	16,525,690	17,687,957
3.00%, 12/01/2049	283,579	301,739
3.00%, 12/01/2049	997,414	1,059,471
3.00%, 12/01/2049	5,962,801	6,286,704
3.00%, 02/01/2050	6,550,951	6,857,354
3.00%, 03/01/2050	1,991,333	2,084,596
3.00%, 03/01/2050	3,082,945	3,266,385
3.00%, 05/01/2050	469,253	502,279
3.00%, 06/01/2050	825,323	867,776
3.00%, 06/01/2050	3,149,777	3,298,930
3.00%, 08/01/2050	7,069,801	7,423,737
3.00%, 09/01/2050	6,871,199	7,291,430
3.00%, 11/01/2050	524,803	559,987
3.00%, 07/01/2060	10,609,795	11,295,835
3.02%, 05/01/2022	592,628	595,169
3.02%, 07/01/2029	8,200,000	8,999,396
3.03%, 12/01/2021	828,842	828,694
3.07%, 02/01/2025	4,995,000	5,335,953
3.08%, 12/01/2024	1,797,730	1,917,684
3.08%, 01/01/2028	8,000,000	8,727,424
3.09%, 09/01/2029	7,484,000	8,246,698
3.10%, 09/01/2025	4,770,302	5,134,127
3.10%, 01/01/2028	6,675,939	7,306,752
3.11%, 12/01/2024	2,425,452	2,590,410
3.12%, 11/01/2026	934,462	1,014,984
3.12%, 06/01/2035	3,400,000	3,789,812
3.13%, 03/01/2027	6,835,000	7,473,644
3.14%, 03/01/2022	261,258	261,212
3.14%, 12/01/2026	1,740,743	1,893,696
3.19%, 01/01/2033	4,140,035	4,541,502
3.19%, 03/01/2036	2,379,962	2,615,676
3.20%, 01/01/2022	760,189	760,056
3.22%, 09/01/2032	6,000,000	6,265,682
3.24%, 10/01/2026	1,745,229	1,903,961
3.25%, 09/01/2026	1,420,934	1,551,352
3.25%, 02/01/2027	5,495,084	6,005,497
3.26%, 12/01/2026	916,414	999,381
3.29%, 08/01/2026	2,944,481	3,204,445
3.34%, 02/01/2027	1,500,000	1,644,357
3.38%, 12/01/2023	2,343,558	2,454,361
3.45%, 01/01/2024	1,664,421	1,748,347
3.45%, 04/01/2035	1,785,725	2,026,020
3.50%, 11/01/2029	306,641	328,138
3.50%, 12/01/2029	1,737,655	1,866,181
3.50%, 05/01/2030	357,852	385,043
3.50%, 08/01/2030	1,071,281	1,159,289
3.50%, 12/01/2030	1,050,798	1,126,332
3.50%, 07/01/2032	83,384	89,335
3.50%, 11/01/2032	552,079	597,380
3.50%, 12/01/2032	196,843	212,333
3.50%, 12/01/2032	8,765,140	9,515,753
3.50%, 02/01/2033	284,267	304,637
3.50%, 02/01/2033	317,038	341,984
3.50%, 03/01/2033	1,717,504	1,849,974
3.50%, 04/01/2033	1,288,494	1,380,196
3.50%, 06/01/2033	140,877	151,963
3.50%, 10/01/2033	5,866,663	6,351,304
3.50%, 06/01/2040	1,083,171	1,167,376
3.50%, 12/01/2040	51,343	55,720
3.50%, 02/01/2041	4,410,796	4,785,993
3.50%, 06/01/2041	9,575,415	10,330,253
3.50%, 11/01/2041	176,857	191,480
3.50%, 11/01/2041	1,819,488	1,981,552
3.50%, 12/01/2041	135,987	147,682
3.50%, 12/01/2041	242,935	261,898
3.50%, 12/01/2041	3,458,860	3,756,314
3.50%, 02/01/2042	4,949	5,374
3.50%, 02/01/2042	158,726	173,447
3.50%, 02/01/2042	226,546	245,252
3.50%, 04/01/2042	123,123	133,331
3.50%, 05/01/2042	3,637,319	3,938,928
3.50%, 06/01/2042	863,923	935,559
3.50%, 07/01/2042	678,620	736,919
3.50%, 07/01/2042	2,186,373	2,381,135
3.50%, 07/01/2042	11,754,041	12,832,524
3.50%, 08/01/2042	410,749	447,226
3.50%, 09/01/2042	356,168	386,800
3.50%, 09/01/2042	376,584	407,812
3.50%, 09/01/2042	473,406	510,086
3.50%, 09/01/2042	2,699,117	2,931,236
3.50%, 10/01/2042	187,314	203,998
3.50%, 10/01/2042	200,345	216,960
3.50%, 10/01/2042	396,417	430,486
3.50%, 10/01/2042	626,592	678,551
3.50%, 11/01/2042	1,777,852	1,935,529

3.50%, 11/01/2042	4,340,605	4,727,236
3.50%, 01/01/2043	414,066	447,531
3.50%, 01/01/2043	503,878	547,179
3.50%, 02/01/2043	31,329	33,915
3.50%, 02/01/2043	43,988	47,903
3.50%, 03/01/2043	318,477	344,216
3.50%, 03/01/2043	933,897	1,017,015
3.50%, 03/01/2043	2,070,224	2,223,670
3.50%, 04/01/2043	1,039,211	1,131,622
3.50%, 04/01/2043	2,329,819	2,529,920
3.50%, 05/01/2043	40,266	43,603
3.50%, 05/01/2043	301,609	324,314
3.50%, 05/01/2043	1,054,576	1,139,826
3.50%, 05/01/2043	1,108,720	1,198,332
3.50%, 07/01/2043	5,410,012	5,891,545
3.50%, 06/01/2044	3,723,300	4,024,160
3.50%, 06/01/2044	4,011,246	4,358,421
3.50%, 02/01/2045	4,102,900	4,452,574
3.50%, 04/01/2045	6,335,534	6,819,210
3.50%, 06/01/2045	993,477	1,065,033
3.50%, 06/01/2045	4,065,828	4,372,951
3.50%, 11/01/2045	1,738,211	1,873,070
3.50%, 12/01/2045	307,872	331,597
3.50%, 01/01/2046	4,789,572	5,191,218
3.50%, 04/01/2046	677,459	730,970
3.50%, 08/01/2046	2,769,851	2,964,326
3.50%, 09/01/2046	2,304,086	2,498,402
3.50%, 11/01/2046	6,504,544	6,995,997
3.50%, 12/01/2046	2,182,859	2,329,279
3.50%, 12/01/2046	4,504,617	4,888,063
3.50%, 02/01/2047	4,085,453	4,406,363
3.50%, 06/01/2047	375,894	405,346
3.50%, 11/01/2047	3,858,029	4,106,731
3.50%, 12/01/2047	2,698,174	2,864,785
3.50%, 10/01/2048	3,334,629	3,568,726
3.50%, 05/01/2049	9,247,706	10,075,349
3.50%, 01/01/2050	9,278,664	10,057,282
3.50%, 03/01/2060	9,083,931	9,892,499
3.55%, 02/01/2030	1,500,000	1,678,095
3.57%, 06/01/2028	8,361,000	9,404,451
3.59%, 08/01/2023	1,135,000	1,183,716
3.61%, 04/01/2028	2,903,988	3,257,383
3.64%, 01/01/2025	523,177	566,254
3.66%, 03/01/2027	2,256,941	2,509,855
3.67%, 07/01/2023	4,850,000	5,053,380
3.68%, 09/01/2026	3,364,858	3,728,965
3.74%, 07/01/2023	525,386	547,640
3.76%, 03/01/2024	1,265,000	1,341,947
3.77%, 12/01/2025	3,345,219	3,684,348
3.81%, 12/01/2028	7,000,000	8,024,954
3.87% (11th District Cost of Funds Index + 1.25%, 3.82% Floor, 13.47% Cap), 03/01/2029(1)	1,316	1,341
4.00%, 11/01/2031	2,640,638	2,867,921
4.00%, 06/01/2033	579,247	618,981
4.00%, 12/01/2033	30,624	33,045
4.00%, 03/01/2035	4,375,862	4,697,285
4.00%, 05/01/2037	5,050,268	5,500,766
4.00%, 10/01/2037	988,878	1,070,684
4.00%, 07/01/2040	2,594,030	2,861,499
4.00%, 08/01/2040	81,658	89,891
4.00%, 09/01/2040	642,240	707,503
4.00%, 12/01/2040	123,057	136,040
4.00%, 12/01/2040	623,171	686,016
4.00%, 01/01/2041	121,099	133,891
4.00%, 01/01/2041	266,333	293,651
4.00%, 01/01/2041	509,920	562,231
4.00%, 01/01/2041	513,257	564,988
4.00%, 01/01/2041	703,087	775,193
4.00%, 01/01/2041	888,264	982,425
4.00%, 01/01/2041	917,414	1,014,663
4.00%, 02/01/2041	25,239	27,632
4.00%, 02/01/2041	1,147,990	1,265,839
4.00%, 03/01/2041	4,037,327	4,457,860
4.00%, 04/01/2041	310,736	340,639
4.00%, 05/01/2041	263,694	289,395
4.00%, 09/01/2041	118,118	130,008
4.00%, 10/01/2041	453,604	501,573
4.00%, 10/01/2041	630,133	694,666
4.00%, 12/01/2041	801,107	886,062
4.00%, 12/01/2041	1,040,617	1,145,396
4.00%, 01/01/2042	851,532	941,630
4.00%, 01/01/2042	1,437,384	1,584,742
4.00%, 03/01/2042	34,398	36,195
4.00%, 07/01/2042	230,257	251,429
4.00%, 07/01/2042	261,538	287,891
4.00%, 07/01/2042	276,366	304,302
4.00%, 07/01/2042	313,990	342,859
4.00%, 08/01/2042	2,763,521	3,032,790
4.00%, 11/01/2042	438,608	482,826
4.00%, 12/01/2042	301,029	332,834
4.00%, 04/01/2043	4,824,098	5,434,051
4.00%, 07/01/2043	576,888	633,327
4.00%, 11/01/2043	1,536,454	1,686,164
4.00%, 12/01/2043	66,858	73,603
4.00%, 12/01/2043	1,035,352	1,146,252
4.00%, 02/01/2044	575,950	636,801
4.00%, 06/01/2044	2,250,931	2,476,085
4.00%, 07/01/2044	1,233,617	1,359,931
4.00%, 08/01/2044	2,761,880	3,052,976

4.00%, 09/01/2044	528,359	579,483
4.00%, 01/01/2045	4,223,087	4,645,795
4.00%, 07/01/2045	3,813,673	4,206,488
4.00%, 10/01/2045	404,678	442,711
4.00%, 12/01/2045	586,348	640,102
4.00%, 12/01/2045	2,238,099	2,442,833
4.00%, 01/01/2046	1,394,527	1,521,653
4.00%, 08/01/2046	1,931,875	2,093,759
4.00%, 09/01/2046	1,350,073	1,487,130
4.00%, 03/01/2047	368,726	401,371
4.00%, 03/01/2047	3,922,078	4,282,099
4.00%, 03/01/2047	4,090,544	4,473,772
4.00%, 05/01/2047	547,123	597,763
4.00%, 05/01/2047	875,063	956,254
4.00%, 05/01/2047	2,156,007	2,344,809
4.00%, 06/01/2047	2,184,113	2,402,055
4.00%, 08/01/2047	4,505,470	4,891,645
4.00%, 11/01/2047	3,908,605	4,215,992
4.00%, 01/01/2048	4,362,831	4,690,288
4.00%, 01/01/2048	6,354,233	6,985,456
4.00%, 02/01/2048	696,536	763,432
4.00%, 03/01/2048	1,854,570	1,993,928
4.00%, 03/01/2048	7,591,146	8,381,698
4.00%, 09/01/2048	514,983	552,120
4.00%, 10/01/2048	362,747	388,881
4.00%, 10/01/2048	1,402,850	1,530,267
4.00%, 03/01/2049	5,544,644	5,942,747
4.00%, 07/01/2049	847,400	908,429
4.00%, 07/01/2049	2,272,028	2,455,998
4.00%, 10/01/2049	4,153,105	4,502,427
4.03%, 09/01/2022	1,117,678	1,137,258
4.50%, 08/01/2029	83,317	90,076
4.50%, 09/01/2029	94,919	102,881
4.50%, 01/01/2030	151,598	165,394
4.50%, 10/01/2033	2,685,178	2,981,497
4.50%, 11/01/2033	7,030	7,813
4.50%, 09/01/2034	19,541	21,487
4.50%, 04/01/2039	4,112,545	4,589,172
4.50%, 11/01/2039	11,887	13,275
4.50%, 08/01/2040	1,708,430	1,894,504
4.50%, 08/01/2040	1,821,644	2,031,889
4.50%, 12/01/2040	833,527	931,095
4.50%, 12/01/2040	2,628,650	2,932,771
4.50%, 03/01/2041	651,931	728,230
4.50%, 04/01/2041	475,788	533,188
4.50%, 05/01/2041	863,657	957,750
4.50%, 05/01/2041	4,240,408	4,754,421
4.50%, 07/01/2041	173,905	192,905
4.50%, 08/01/2041	1,440,783	1,609,104
4.50%, 01/01/2042	1,373,507	1,538,762
4.50%, 11/01/2042	3,989,885	4,429,543
4.50%, 02/01/2046	4,530,586	5,053,831
4.50%, 08/01/2047	541,298	590,018
4.50%, 05/01/2048	1,194,292	1,299,686
4.50%, 08/01/2048	5,850,807	6,459,752
4.50%, 03/01/2049	3,686,131	4,047,415
4.50%, 07/01/2049	4,981,224	5,451,432
4.50%, 09/01/2050	2,514,429	2,739,669
4.55%, 08/01/2026	784,702	867,835
4.63%, 12/01/2026(5)	849,814	942,693
4.76%, 08/01/2026	944,744	1,065,435
4.77%, 08/01/2026	601,040	675,740
5.00%, 11/01/2021	2	2
5.00%, 05/01/2023	1,001	1,042
5.00%, 08/01/2024	8,132	8,478
5.00%, 05/01/2028	10,717	11,771
5.00%, 04/01/2031	70,355	77,772
5.00%, 12/01/2032	533	547
5.00%, 06/01/2033	9,360	10,561
5.00%, 07/01/2033	9,420	10,726
5.00%, 07/01/2033	10,443	11,861
5.00%, 11/01/2033	2,958	3,368
5.00%, 11/01/2033	25,844	29,412
5.00%, 11/01/2033	2,004,456	2,279,928
5.00%, 04/01/2034	72,625	82,951
5.00%, 05/01/2034	22,630	25,796
5.00%, 12/01/2034	17,445	19,839
5.00%, 01/01/2035	10,560	11,632
5.00%, 02/01/2035	328,821	374,243
5.00%, 02/01/2035	1,692,287	1,928,371
5.00%, 06/01/2035	308,567	351,479
5.00%, 07/01/2035	7,610	8,494
5.00%, 07/01/2035	1,467,122	1,670,262
5.00%, 07/01/2035	1,672,914	1,905,619
5.00%, 09/01/2035	34,874	39,907
5.00%, 10/01/2035	147,010	167,688
5.00%, 11/01/2035	334,519	381,286
5.00%, 01/01/2036	27,671	31,564
5.00%, 02/01/2036	22,413	25,572
5.00%, 07/01/2037	435,606	495,163
5.00%, 01/01/2039	1,302,547	1,468,042
5.00%, 09/01/2039	84,693	96,851
5.00%, 04/01/2040	161,510	184,750
5.00%, 08/01/2040	136,991	154,785
5.00%, 05/01/2041	73,822	83,849
5.00%, 05/01/2042	1,150,389	1,306,629
5.00%, 09/01/2043	549,981	612,656
5.00%, 01/01/2048	668,745	740,401

5.00%, 05/01/2048	1,834,289	2,030,311
5.00%, 01/01/2049	5,659,468	6,351,192
5.50%, 07/01/2025	12,623	14,081
5.50%, 11/01/2032	41,409	47,918
5.50%, 02/01/2033	1,077	1,218
5.50%, 03/01/2033	48,368	55,745
5.50%, 04/01/2033	31,861	36,711
5.50%, 07/01/2033	7,911	9,073
5.50%, 09/01/2033	128,712	148,290
5.50%, 11/01/2033	2,054	2,319
5.50%, 12/01/2033	55,527	64,734
5.50%, 01/01/2034	6,055	7,066
5.50%, 03/01/2034	5,966	6,764
5.50%, 09/01/2034	10,934	12,643
5.50%, 10/01/2034	12,394	12,881
5.50%, 02/01/2035	36,999	42,885
5.50%, 12/01/2035	15,600	17,559
5.50%, 04/01/2036	40,140	46,649
5.50%, 05/01/2036	35,265	40,974
5.50%, 05/01/2036	54,834	63,683
5.50%, 11/01/2036	13,234	15,375
5.50%, 03/01/2037	272,939	317,935
5.50%, 04/01/2037	89,829	103,430
5.50%, 05/01/2037	94,456	108,551
5.50%, 01/01/2038	67,363	77,382
5.50%, 05/01/2038	11,793	13,323
5.50%, 06/01/2038	1,083	1,265
5.50%, 06/01/2038	75,829	88,487
5.50%, 06/01/2038	545,562	636,889
5.50%, 09/01/2038	480,926	554,252
5.50%, 06/01/2039	16,296	17,886
5.50%, 09/01/2039	29,678	33,297
5.50%, 12/01/2039	34,563	38,954
5.50%, 01/01/2040	358,771	416,590
6.00%, 12/01/2021	23	23
6.00%, 02/01/2023	11,054	11,261
6.00%, 01/01/2024	6,128	6,321
6.00%, 01/01/2024	16,438	16,909
6.00%, 07/01/2024	5,237	5,408
6.00%, 07/01/2026	14,804	16,595
6.00%, 07/01/2027	20,391	22,867
6.00%, 11/01/2027	9,836	11,032
6.00%, 12/01/2027	29,979	33,624
6.00%, 01/01/2028	53,332	59,816
6.00%, 10/01/2028	37,755	42,342
6.00%, 12/01/2028	1,250	1,402
6.00%, 01/01/2029	1,959	2,236
6.00%, 09/01/2029	25,377	28,460
6.00%, 12/01/2032	11,506	12,953
6.00%, 12/01/2032	89,303	104,438
6.00%, 03/01/2033	692	776
6.00%, 03/01/2033	1,278	1,435
6.00%, 03/01/2033	2,963	3,363
6.00%, 03/01/2033	2,966	3,433
6.00%, 03/01/2033	5,084	5,719
6.00%, 05/01/2033	12,893	15,107
6.00%, 08/01/2033	2,759	3,103
6.00%, 09/01/2033	7,148	8,227
6.00%, 09/01/2033	9,937	10,836
6.00%, 11/01/2034	3,101	3,639
6.00%, 04/01/2035	57,702	66,346
6.00%, 02/01/2036	2,810	3,077
6.00%, 09/01/2036	198,537	232,991
6.00%, 11/01/2036	30,345	36,042
6.00%, 03/01/2037	39,318	43,052
6.00%, 09/01/2037	50,156	59,271
6.00%, 04/01/2038	10,032	11,263
6.00%, 05/01/2038	140,825	166,417
6.00%, 11/01/2038	41,113	47,312
6.00%, 12/01/2039	697,681	823,138
6.00%, 10/01/2040	922,393	1,088,240
6.00%, 07/01/2041	2,415,772	2,814,272
6.00%, 11/01/2048	28,594	31,120
6.50%, 04/01/2022	4	4
6.50%, 05/01/2022	227	255
6.50%, 12/01/2022	615	690
6.50%, 02/01/2024	9,795	10,081
6.50%, 07/01/2024	1,805	2,027
6.50%, 04/01/2025	390	438
6.50%, 08/01/2026	26,414	29,668
6.50%, 03/01/2029	8,826	9,736
6.50%, 11/01/2029	271,304	305,900
6.50%, 08/01/2031	8,266	9,684
6.50%, 02/01/2032	38,963	43,763
6.50%, 01/01/2036	168,205	188,927
6.50%, 04/01/2036	922	931
6.50%, 07/01/2036	3,102	3,557
6.50%, 08/01/2036	105,478	120,395
6.50%, 10/01/2036	23,591	27,933
6.50%, 01/01/2037	36,560	42,397
6.50%, 08/01/2037	23,163	27,394
6.50%, 08/01/2037	25,160	28,573
6.50%, 10/01/2037	41,483	49,197
6.50%, 10/01/2038	49,091	56,795
6.50%, 10/01/2038	196,876	228,783
7.00%, 01/01/2024	92	96
7.00%, 04/01/2026	540	542
7.00%, 09/01/2027	370	408

7.00%, 01/01/2029	709	712
7.00%, 06/01/2032	4,336	4,667
7.00%, 02/01/2033	1,100	1,153
7.00%, 06/01/2033	53,073	61,822
7.00%, 02/01/2036	7,296	7,597
7.00%, 03/01/2036	1,438	1,609
7.00%, 12/01/2036	7,130	8,063
7.00%, 03/01/2037	5,046	5,561
7.00%, 04/01/2037	7,403	8,439
7.00%, 09/01/2037	24,945	26,750
7.00%, 09/01/2038	36,703	45,237
7.00%, 10/01/2038	54,638	66,795
7.00%, 11/01/2038	36,998	43,558
7.00%, 12/01/2038	113,091	141,634
7.00%, 01/01/2039	166,828	202,256
7.50%, 11/01/2022	164	165
7.50%, 10/01/2024	168	177
7.50%, 01/01/2035	22,860	26,670
7.50%, 03/01/2035	27,914	33,259
7.50%, 05/01/2037	22,244	27,360
7.50%, 10/01/2037	104,586	126,035
7.50%, 11/01/2037	32,143	37,785
7.50%, 11/01/2038	23,331	28,392
7.50%, 04/01/2039	101,321	124,474
8.00%, 05/01/2024	65	68
8.00%, 03/01/2027	4,200	4,581
8.00%, 06/01/2027	3,696	4,053
8.00%, 06/01/2028	584	596
8.00%, 09/01/2028	4,965	5,440
8.00%, 11/01/2028	12,512	14,182
8.00%, 11/01/2037	8,976	9,868
8.00%, 01/01/2038	3,898	4,556
8.50%, 07/01/2024	372	397
8.50%, 05/01/2025	41	41
Fannie Mae REMIC Trust 2003-W1
5.07%, 12/25/2042, Series 2003-W1, Class 1A1(5)	78,543	85,589
5.57%, 12/25/2042, Series 2003-W1, Class 2A(5)	21,149	23,294
Fannie Mae REMIC Trust 2003-W4
5.57%, 10/25/2042, Series 2003-W4, Class 2A(5)	10,881	12,370
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034, Series 2004-W10, Class A6	339,299	369,371
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044, Series 2004-W11, Class 1A1	62,590	74,186
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044, Series 2005-W1, Class 1A2	111,458	131,747
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046, Series 2006-W3, Class 2A	79,298	88,923
Fannie Mae REMIC Trust 2007-W1
6.30%, 08/25/2047, Series 2007-W10, Class 2A(5)	8,882	10,067
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037, Series 2007-W3, Class 1A3	21,028	22,907
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037, Series 2007-W5, Class PO	13,943	12,859
Fannie Mae REMIC Trust 2007-W7
38.67% (1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037, Series 2007-W7, Class 1A4(1)(4)	13,152	22,582
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049, Series 2009-W1, Class A	333,718	372,907
Fannie Mae REMICS
0.00%, 03/25/2022, Series 2007-15, Class NO	81	81
0.00%, 10/25/2022, Series G92-62, Class B	131	131
0.00%, 04/25/2023, Series 1998-4, Class C	226	226
0.00%, 09/25/2023, Series G93-37, Class H	127	127
0.00%, 09/25/2023, Series 1993-205, Class H	549	545
0.00%, 11/25/2023, Series 1994-9, Class E	52	52
0.00%, 01/25/2032, Series 2001-81, Class LO	1,180	1,145
0.00%, 04/25/2032, Series 2002-21, Class LO	1,057	1,025
0.00%, 12/25/2032, Series 2004-59, Class BG	6,630	6,214
0.00%, 05/25/2033, Series 2003-35, Class EA	4,303	4,014
0.00%, 08/25/2033, Series 2003-132, Class OA	1,985	1,936
0.00%, 12/25/2033, Series 2006-44, Class P	58,117	54,198
0.00%, 03/25/2034, Series 2004-46, Class EP	53,854	53,049
0.00%, 09/25/2035, Series 2005-90, Class PO	5,799	5,717
0.00%, 10/25/2035, Series 2010-39, Class OT	15,253	14,623
0.00%, 03/25/2036, Series 2006-16, Class OA	11,436	10,682
0.00%, 03/25/2036, Series 2006-8, Class WQ	124,377	111,765
0.00%, 04/25/2036, Series 2006-23, Class KO	13,222	12,771
0.00%, 04/25/2036, Series 2006-27, Class OH	25,730	24,101
0.00%, 04/25/2036, Series 2006-22, Class AO	40,250	37,536
0.00%, 06/25/2036, Series 2006-43, Class PO	10,560	10,141
0.00%, 06/25/2036, Series 2006-44, Class GO	21,335	19,929
0.00%, 06/25/2036, Series 2006-43, Class DO	32,808	30,144
0.00%, 06/25/2036, Series 2006-50, Class JO	78,535	72,609
0.00%, 06/25/2036, Series 2006-50, Class PS	91,085	87,453
0.00%, 07/25/2036, Series 2006-58, Class AP	6,272	5,774
0.00%, 07/25/2036, Series 2006-58, Class PO	12,786	11,890
0.00%, 07/25/2036, Series 2006-65, Class QO	24,613	23,105
0.00%, 08/25/2036, Series 2006-72, Class TO	7,804	7,125
0.00%, 08/25/2036, Series 2006-79, Class DO	17,652	16,965
0.00%, 08/25/2036, Series 2006-79, Class OP	25,793	23,302
0.00%, 08/25/2036, Series 2006-72, Class GO	43,777	42,100
0.00%, 09/25/2036, Series 2008-42, Class AO	9,909	9,074
0.00%, 09/25/2036, Series 2006-90, Class AO	19,336	18,213
0.00%, 09/25/2036, Series 2006-86, Class OB	24,343	22,525
0.00%, 11/25/2036, Series 2006-109, Class PO	6,494	5,941
0.00%, 11/25/2036, Series 2006-111, Class EO	19,328	17,629
0.00%, 11/25/2036, Series 2006-110, Class PO	36,216	33,674
0.00%, 12/25/2036, Series 2006-119, Class PO	9,809	9,323
0.00%, 12/25/2036, Series 2006-115, Class OK	22,449	20,411

0.00%, 01/25/2037, Series 2006-128, Class PO	22,034	20,280
0.00%, 01/25/2037, Series 2009-70, Class CO	61,542	56,685
0.00%, 03/25/2037, Series 2007-14, Class OP	17,914	16,833
0.00%, 04/25/2037, Series 2007-28, Class EO	57,894	52,963
0.00%, 05/25/2037, Series 2007-42, Class AO	4,833	4,463
0.00%, 07/25/2037, Series 2007-67, Class PO	39,867	36,847
0.00%, 10/25/2037, Series 2009-86, Class OT	365,952	332,948
0.00%, 05/25/2038, Series 2008-44, Class PO	1,275	1,143
0.00%, 01/25/2040, Series 2009-113, Class AO	32,029	27,884
0.00%, 06/25/2040, Series 2010-63, Class AP	50,137	46,625
0.00%, 09/25/2043, Series 2013-92, Class PO	778,467	703,481
0.00%, 10/25/2043, Series 2013-101, Class DO	587,409	502,317
0.00%, 12/25/2043, Series 2013-128, Class PO	1,393,957	1,228,504
0.10% (1 Month LIBOR USD + 0.02%, 0.02% Floor, 9.32% Cap), 09/25/2022, Series G92-52, Class FD(1)	34	34
0.14% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A1(1)	38,995	38,779
0.14% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A2(1)	166,052	164,596
0.34% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 08/25/2034, Series 2005-93, Class MF(1)	13,414	13,434
0.34% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 04/25/2036, Series 2006-23, Class FK(1)	67,658	67,766
0.34% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap), 02/25/2037, Series 2007-10, Class FD(1)	44,435	44,554
0.36% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 06/27/2036, Series 2007-101, Class A2(1)	275,085	271,066
0.38% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 7.50% Cap), 07/25/2036, Series 2006-56, Class FC(1)	207,954	208,777
0.39% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.75% Cap), 05/25/2037, Series 2007-43, Class FL(1)	28,658	28,771
0.44% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.75% Cap), 04/25/2035, Series 2005-25, Class PF(1)	73,178	73,662
0.44% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap), 08/25/2036, Series 2006-79, Class DF(1)	74,470	74,893
0.46% (1 Month LIBOR USD + 0.37%, 0.37% Floor, 7.50% Cap), 07/25/2037, Series 2007-64, Class FB(1)	42,963	43,463
0.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 03/25/2034, Series 2004-28, Class PF(1)	49,394	49,592
0.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 05/25/2034, Series 2004-36, Class FA(1)	149,208	149,988
0.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2036, Series 2006-46, Class FW(1)	23,735	23,857
0.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2037, Series 2007-54, Class FA(1)	138,569	140,712
0.54% (1 Month LIBOR USD + 0.45%, 6.50% Cap), 06/25/2037, Series 2007-98, Class FB(1)	15,252	15,845
0.54% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2042, Series 2012-99, Class FA(1)	216,174	218,232
0.55% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 7.00% Cap), 07/25/2036, Series 2006-58, Class FL(1)	20,641	20,821
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/25/2037, Series 2007-77, Class FG(1)	40,577	41,209
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 07/25/2037, Series 2007-97, Class FC(1)	24,303	24,692
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/25/2041, Series 2011-149, Class EF(1)	30,592	30,780
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 11/25/2041, Series 2011-149, Class MF(1)	115,953	116,923
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-101, Class FC(1)	95,600	93,903
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-97, Class FB(1)	766,415	777,209
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 10/25/2042, Series 2012-108, Class F(1)	287,346	290,674
0.64% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 7.00% Cap), 01/25/2041, Series 2011-101, Class FM(1)	15,741	15,699
0.64% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2041, Series 2011-75, Class FA(1)	76,473	77,144
0.68% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 12/25/2023, Series 1993-230, Class FA(1)	379	378
0.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 04/25/2040, Series 2010-40, Class FJ(1)	27,952	28,190
0.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 05/25/2040, Series 2010-43, Class FD(1)	48,496	49,292
0.84% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.00% Cap), 01/25/2034, Series 2004-87, Class F(1)	83,933	85,616
0.84% (1 Month LIBOR USD + 0.75%, 6.50% Cap), 03/25/2037, Series 2007-16, Class FC(1)	26,452	27,555
0.89% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 8.00% Cap), 11/25/2032, Series 2004-61, Class FH(1)	182,289	185,855
0.96% (11th District Cost of Funds Index + 0.70%, 0.70% Floor, 10.00% Cap), 10/25/2022, Series G92-59, Class F(1)	40	40
0.97% (1 Month LIBOR USD + 0.88%, 0.88% Floor, 9.50% Cap), 08/25/2023, Series G93-27, Class FD(1)	523	523
0.99% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 6.75% Cap), 03/25/2038, Series 2008-18, Class FA(1)	27,981	28,654
1.09% (1 Month LIBOR USD + 1.00%, 1.00% Floor, 9.50% Cap), 12/25/2023, Series 1993-247, Class FE(1)	897	903
1.34%, 01/25/2038, Series 2007-116, Class HI(5)	238,365	9,890
1.60%, 04/25/2041, Series 2011-30, Class LS(5)	369,622	24,734
1.60% (1 Month LIBOR USD + 8.10%, 1.60% Cap), 03/25/2032, Series 2002-13, Class SJ(1)(4)	30,898	1,068
1.60%, 06/25/2038, Series 2008-46, Class HI(5)	84,196	5,811
1.84%, 03/25/2027, Series 1997-20, Class IB(5)	940	14
1.84%, 03/25/2027, Series 1997-20, Class IO(5)	2,190	32
2.00%, 12/25/2039, Series 2009-103, Class MB(5)	110,985	115,862
2.50%, 12/25/2042, Series 2012-134, Class ZC	6,568,296	6,923,132
3.00%, 12/25/2028, Series 2013-118, Class YL	1,237,521	1,295,803
3.00%, 10/25/2033, Series 2013-100, Class WB	908,000	956,979
3.00%, 02/25/2043, Series 2013-81, Class TA	784,024	809,621
3.00%, 01/25/2046, Series 2016-38, Class NA	1,423,484	1,523,921
3.00%, 02/25/2047, Series 2017-51, Class CP	1,538,410	1,612,774
3.50%, 04/25/2031, Series 2011-31, Class DB	532,208	571,717
3.50%, 09/25/2033, Series 2013-90, Class DL	1,500,000	1,662,353
3.50%, 03/25/2042, Series 2013-136, Class QB	871,798	937,604
3.50%, 02/25/2043, Series 2013-4, Class AJ	223,889	236,822
3.50%, 11/25/2057, Series 2019-7, Class CA	4,899,609	5,198,767
4.00%, 04/25/2033, Series 2003-22, Class UD	130,296	142,375
4.00%, 05/25/2033, Series 2003-42, Class GB	8,927	9,860
4.00%, 04/25/2041, Series 2014-21, Class KW	1,285,115	1,351,991
4.35% (1 Month LIBOR USD + 4.44%, 4.44% Cap), 11/25/2040, Series 2010-125, Class SA(1)(4)	249,240	30,429
4.50%, 07/25/2023, Series 2008-61, Class BH	11,102	11,339
4.50%, 10/25/2036, Series 2009-19, Class PW	110,853	123,477
4.50%, 02/25/2039, Series 2009-4, Class BD	2,293	2,543
4.50%, 12/25/2040, Series 2010-134, Class DB	5,359,402	6,095,051
4.50%, 01/25/2042, Series 2011-141, Class MZ	1,597,292	1,774,195
4.50%, 04/25/2042, Series 2014-11, Class VB	1,500,000	1,671,527
5.00%, 11/25/2024, Series 2004-81, Class JG	61,265	63,905
5.00%, 03/25/2029, Series 2009-11, Class NB	84,989	89,860
5.00%, 11/25/2032, Series 2002-71, Class AP	7,046	7,636
5.00%, 03/25/2033, Series 2003-14, Class TI	11,226	512
5.00%, 03/25/2037, Series 2009-63, Class P	2,331	2,616
5.00%, 07/25/2038, Series 2008-56, Class AC	24,946	28,047
5.00%, 07/25/2038, Series 2008-60, Class JC	32,455	36,656
5.00%, 07/25/2039, Series 2009-52, Class PI	53,409	8,115
5.00%, 08/25/2039, Series 2009-59, Class HB	205,549	231,981
5.00%, 09/25/2039, Series 2009-65, Class MT	59,107	63,831
5.00%, 06/25/2040, Series 2010-64, Class DM	337,230	378,132
5.00%, 09/25/2040, Series 2010-102, Class PN	206,000	232,293
5.50%, 09/25/2022, Series 1992-143, Class MA	107	109
5.50%, 03/25/2023, Series 2003-17, Class EQ	19,190	19,655
5.50%, 04/25/2023, Series 1993-58, Class H	1,428	1,466
5.50%, 04/25/2023, Series 2003-23, Class EQ	37,653	38,616
5.50%, 05/25/2023, Series 2003-39, Class LW	9,756	9,997
5.50%, 07/25/2024, Series 2004-53, Class NC	2,888	2,984

5.50%, 08/25/2024, Series 2004-65, Class EY	37,131	38,692
5.50%, 08/25/2025, Series 2005-67, Class EY	52,954	56,511
5.50%, 01/25/2026, Series 2005-121, Class DX	29,225	30,940
5.50%, 04/18/2029, Series 1999-18, Class Z	4,987	5,444
5.50%, 12/25/2032, Series 2002-78, Class Z	78,581	90,240
5.50%, 08/25/2033, Series 2003-72, Class IE	125,331	20,423
5.50%, 08/25/2033, Series 2003-73, Class HC	65,251	74,813
5.50%, 10/25/2033, Series 2003-105, Class AZ	480,311	550,599
5.50%, 04/25/2034, Series 2004-17, Class H	149,266	172,945
5.50%, 07/25/2034, Series 2004-50, Class VZ	248,668	281,469
5.50%, 08/25/2035, Series 2005-68, Class PG	59,193	67,178
5.50%, 08/25/2035, Series 2005-73, Class ZB	411,217	471,405
5.50%, 12/25/2035, Series 2006-46, Class UC	20,919	22,294
5.50%, 12/25/2035, Series 2005-110, Class GL	318,560	361,105
5.50%, 01/25/2036, Series 2006-39, Class WC	13,897	14,678
5.50%, 03/25/2036, Series 2006-16, Class HZ	39,143	44,645
5.50%, 03/25/2036, Series 2006-12, Class BZ	137,038	156,075
5.50%, 03/25/2036, Series 2006-8, Class JZ	161,581	187,808
5.50%, 01/25/2037, Series 2006-128, Class BP	10,676	11,671
5.50%, 07/25/2037, Series 2007-70, Class Z	89,817	102,514
5.50%, 08/25/2037, Series 2007-76, Class AZ	31,337	35,740
5.50%, 07/25/2038, Series 2011-47, Class ZA	129,591	149,258
5.50%, 10/25/2039, Series 2009-86, Class IP	124,624	21,795
5.50%, 06/25/2040, Series 2010-58, Class MB	578,442	647,385
5.50%, 07/25/2040, Series 2010-71, Class HJ	192,750	221,726
5.50%, 10/25/2040, Series 2010-111, Class AM	654,829	769,122
5.50%, 07/25/2051, Series 2011-58, Class WA(5)	19,707	22,892
5.69% (1 Month LIBOR USD + 5.78%, 5.78% Cap), 06/25/2037, Series 2007-92, Class YS(1)(4)	27,157	4,659
5.75%, 06/25/2033, Series 2003-47, Class PE	41,071	46,696
5.75%, 07/25/2035, Series 2005-66, Class ZH	1,230,337	1,443,082
5.75%, 10/25/2035, Series 2005-84, Class XM	49,645	55,942
5.76% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038, Series 2008-81, Class SB(1)(4)	95,580	15,682
5.76% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038, Series 2008-80, Class SA(1)(4)	117,543	21,086
5.81% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 10/25/2039, Series 2009-84, Class WS(1)(4)	33,010	5,167
5.82% (1 Month LIBOR USD + 5.91%, 5.91% Cap), 02/25/2038, Series 2008-1, Class BI(1)(4)	114,920	21,904
5.85%, 02/25/2051, Series 2011-2, Class WA(5)	65,026	74,038
5.91% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/25/2038, Series 2008-4, Class SD(1)(4)	292,880	46,475
5.99% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 03/25/2037, Series 2007-22, Class SC(1)(4)	2,895	100
6.00%, 02/25/2022, Series 2002-5, Class PK	1,188	1,192
6.00%, 08/25/2022, Series 1992-136, Class PK	208	212
6.00%, 09/25/2022, Series 2002-54, Class PG	7,532	7,652
6.00% (1 Month LIBOR USD + 28.70%, 6.00% Cap), 04/25/2023, Series G93-17, Class SI(1)(4)	703	724
6.00%, 07/25/2023, Series 1993-136, Class ZB(5)	7,283	7,580
6.00%, 07/18/2028, Series 1998-36, Class ZB	4,396	4,878
6.00%, 12/25/2028, Series 1998-66, Class C	1,325	1,397
6.00%, 07/25/2031, Series 2001-33, Class ID	18,767	2,552
6.00%, 11/25/2031, Series 2001-60, Class PX	32,069	36,709
6.00%, 04/25/2032, Series 2002-15, Class ZA	87,867	99,313
6.00%, 11/25/2032, Series 2011-39, Class ZA	247,454	284,494
6.00%, 05/25/2033, Series 2003-39, Class IO(5)	6,044	972
6.00%, 05/25/2033, Series 2003-34, Class AX	18,712	21,675
6.00%, 05/25/2033, Series 2003-34, Class GE	50,662	58,068
6.00%, 05/25/2033, Series 2003-34, Class ED	99,260	114,748
6.00%, 12/25/2035, Series 2005-109, Class PC	8,208	9,171
6.00%, 07/25/2036, Series 2006-71, Class ZL	270,848	315,106
6.00%, 03/25/2037, Series 2007-18, Class MZ	179,308	201,574
6.00%, 05/25/2037, Series 2007-42, Class B	87,735	102,219
6.00%, 08/25/2037, Series 2007-78, Class CB	8,780	10,268
6.00%, 08/25/2037, Series 2007-76, Class ZG	33,008	38,505
6.00%, 08/25/2037, Series 2007-78, Class PE	38,422	45,071
6.00%, 08/25/2037, Series 2007-81, Class GE	47,952	55,217
6.00%, 08/25/2039, Series 2009-60, Class HT	259,414	302,162
6.00%, 09/25/2039, Series 2009-69, Class WA(5)	86,287	97,925
6.01% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 04/25/2037, Series 2007-35, Class SI(1)(4)	49,272	5,325
6.01% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037, Series 2007-54, Class WI(1)(4)	29,589	5,704
6.01% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037, Series 2007-53, Class SH(1)(4)	89,617	13,694
6.01% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 11/25/2049, Series 2010-103, Class SB(1)(4)	68,032	8,219
6.09% (1 Month LIBOR USD + 6.18%, 6.18% Cap), 12/25/2039, Series 2009-99, Class SC(1)(4)	38,273	6,010
6.11% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/25/2038, Series 2008-16, Class IS(1)(4)	34,545	5,681
6.14% (1 Month LIBOR USD + 6.23%, 6.23% Cap), 03/25/2038, Series 2008-10, Class XI(1)(4)	44,601	8,190
6.16% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 01/25/2040, Series 2009-112, Class ST(1)(4)	90,829	16,233
6.18%, 03/25/2040, Series 2010-16, Class WB(5)	153,206	174,901
6.24%, 02/25/2040, Series 2010-1, Class WA(5)	38,804	44,009
6.25%, 10/25/2037, Series 2007-106, Class A7(5)	36,827	43,063
6.27% (1 Month LIBOR USD + 6.36%, 6.36% Cap), 12/25/2037, Series 2007-108, Class SA(1)(4)	5,075	671
6.29%, 12/25/2039, Series 2009-99, Class WA(5)	213,628	243,572
6.31% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 07/25/2037, Series 2007-72, Class EK(1)(4)	270,509	51,654
6.31% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 12/25/2037, Series 2007-109, Class AI(1)(4)	127,748	18,432
6.31% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/25/2040, Series 2010-42, Class S(1)(4)	44,401	7,254
6.33% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 04/25/2040, Series 2010-35, Class SB(1)(4)	75,193	11,938
6.35%, 04/25/2029, Series 1999-17, Class C	2,805	3,145
6.35% (1 Month LIBOR USD + 6.44%, 6.44% Cap), 03/25/2037, Series 2007-14, Class ES(1)(4)	145,526	26,053
6.36% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 10/25/2037, Series 2007-100, Class SM(1)(4)	97,462	19,546
6.36% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 12/25/2037, Series 2007-112, Class SA(1)(4)	142,917	31,241
6.37% (1 Month LIBOR USD + 6.46%, 6.46% Cap), 10/25/2037, Series 2007-91, Class ES(1)(4)	142,331	29,786
6.41% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/25/2023, Series 2008-47, Class SI(1)(4)(10)	98	0
6.41% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 08/25/2036, Series 2007-7, Class SG(1)(4)	93,197	24,416
6.43% (1 Month LIBOR USD + 6.52%, 6.52% Cap), 07/25/2036, Series 2006-58, Class IG(1)(4)	30,144	5,341
6.43%, 03/25/2040, Series 2010-16, Class WA(5)	152,527	172,446
6.44% (1 Month LIBOR USD + 6.53%, 6.53% Cap), 01/25/2041, Series 2010-147, Class SA(1)(4)	453,487	97,772
6.45% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 09/25/2037, Series 2007-88, Class VI(1)(4)	136,989	29,097
6.46% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 02/25/2039, Series 2009-6, Class GS(1)(4)	83,692	18,416
6.49% (1 Month LIBOR USD + 6.58%, 6.58% Cap), 06/25/2036, Series 2006-53, Class US(1)(4)	89,398	16,901
6.50%, 02/25/2022, Series 2002-1, Class HC	72	72
6.50%, 08/25/2022, Series 1996-59, Class J	250	254
6.50%, 02/25/2023, Series G93-5, Class Z	436	447
6.50%, 03/25/2023, Series G93-14, Class J	298	307
6.50%, 07/25/2023, Series 1993-122, Class M	290	302

6.50%, 09/25/2023, Series 1993-178, Class PK	688	721
6.50%, 10/25/2023, Series 1993-189, Class PL	3,642	3,822
6.50%, 10/25/2023, Series 1993-183, Class KA	10,155	10,654
6.50%, 11/25/2023, Series 1995-19, Class Z	4,062	4,312
6.50%, 12/25/2023, Series 1993-225, Class UB	1,119	1,180
6.50%, 03/25/2024, Series 1994-37, Class L	3,564	3,755
6.50%, 03/25/2024, Series 1994-40, Class Z	22,683	24,035
6.50%, 04/25/2027, Series 1997-32, Class PG	9,192	10,226
6.50%, 07/18/2027, Series 1997-42, Class ZC	721	795
6.50%, 09/25/2031, Series 2001-49, Class Z	4,867	5,637
6.50%, 10/25/2031, Series 2001-52, Class KB	3,495	3,987
6.50%, 04/25/2032, Series 2002-21, Class PE	15,009	17,534
6.50%, 05/25/2032, Series 2002-28, Class PK	29,667	34,410
6.50%, 06/25/2032, Series 2002-37, Class Z	13,805	15,762
6.50%, 07/25/2032, Series 2006-130, Class GI	55,505	7,559
6.50%, 08/25/2032, Series 2002-48, Class GH	36,660	43,064
6.50%, 02/25/2033, Series 2003-9, Class NZ	12,910	15,018
6.50%, 05/25/2033, Series 2003-33, Class IA	56,374	11,478
6.50%, 07/25/2036, Series 2006-63, Class ZH	123,651	146,936
6.50%, 07/25/2036, Series 2011-19, Class ZY	163,889	194,366
6.50%, 08/25/2036, Series 2006-78, Class BZ	13,803	16,317
6.50%, 08/25/2036, Series 2006-77, Class PC	70,478	81,011
6.50%, 09/25/2036, Series 2006-85, Class MZ	6,761	7,991
6.50%, 06/25/2037, Series 2007-92, Class YA	16,289	19,211
6.50%, 12/25/2037, Series 2007-112, Class MJ	109,321	130,022
6.50%, 06/25/2042, Series 2002-90, Class A1	45,138	52,487
6.53% (1 Month LIBOR USD + 6.62%, 6.62% Cap), 07/25/2037, Series 2007-65, Class KI(1)(4)	92,020	16,202
6.56% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 12/25/2036, Series 2006-117, Class GS(1)(4)	82,844	12,551
6.56% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 03/25/2039, Series 2009-17, Class QS(1)(4)	27,060	4,306
6.61% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 03/25/2036, Series 2006-8, Class WN(1)(4)	456,049	94,265
6.62% (1 Month LIBOR USD + 6.71%, 6.71% Cap), 07/25/2035, Series 2005-56, Class S(1)(4)	40,755	7,955
6.76% (1 Month LIBOR USD + 6.85%, 6.85% Cap), 04/25/2038, Series 2008-32, Class SA(1)(4)	26,698	4,075
6.81% (1 Month LIBOR USD + 6.90%, 6.90% Cap), 04/25/2038, Series 2008-27, Class SN(1)(4)	48,593	8,421
6.88%, 08/25/2023, Series 2002-83, Class CS	6,995	7,270
6.90% (1 Month LIBOR USD + 6.99%, 6.99% Cap), 03/25/2038, Series 2008-20, Class SA(1)(4)	54,736	11,077
7.00%, 07/25/2022, Series G92-42, Class Z	10	10
7.00%, 10/25/2022, Series G92-61, Class Z	92	94
7.00%, 02/25/2023, Series 1997-61, Class ZC	4,525	4,655
7.00%, 03/25/2023, Series 1993-37, Class PX	3,621	3,722
7.00%, 04/25/2023, Series 1993-54, Class Z	1,154	1,190
7.00%, 05/25/2023, Series 1993-56, Class PZ	15,140	15,751
7.00%, 07/25/2023, Series 2002-1, Class G	4,760	4,940
7.00%, 07/25/2023, Series 1993-99, Class Z	7,815	8,138
7.00%, 08/25/2023, Series 1993-141, Class Z	11,784	12,271
7.00%, 04/25/2024, Series 1994-63, Class PK	14,751	15,643
7.00%, 04/25/2024, Series 1994-62, Class PK	35,219	37,070
7.00%, 11/25/2026, Series 1996-48, Class Z	8,900	9,552
7.00%, 12/18/2027, Series 1997-81, Class PI	3,795	272
7.00%, 03/25/2031, Series 2001-7, Class PF	3,291	3,884
7.00%, 07/25/2031, Series 2001-30, Class PM	10,141	11,674
7.00%, 08/25/2031, Series 2001-36, Class DE	19,964	23,350
7.00%, 09/25/2031, Series 2001-44, Class PU	3,774	4,471
7.00%, 09/25/2031, Series 2001-44, Class PD	5,246	6,140
7.00%, 09/25/2031, Series 2001-44, Class MY	26,980	31,959
7.00%, 11/25/2031, Series 2001-61, Class Z	38,954	46,283
7.00%, 05/25/2033, Series 2007-97, Class KI	101,120	10,172
7.00%, 07/25/2039, Series 2009-47, Class MT	1,449	1,712
7.00%, 11/25/2041, Series 2011-118, Class LB	617,479	747,797
7.00%, 11/25/2041, Series 2011-118, Class NT	629,733	754,487
7.00%, 11/25/2041, Series 2011-118, Class MT	745,367	898,474
7.01% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 06/25/2033, Series 2004-4, Class QI(1)(4)	12,857	367
7.06% (1 Month LIBOR USD + 7.15%, 7.15% Cap), 07/25/2037, Series 2007-60, Class AX(1)(4)	436,268	108,602
7.11% (1 Month LIBOR USD + 7.20%, 7.20% Cap), 07/25/2038, Series 2008-53, Class CI(1)(4)	33,096	6,103
7.35% (1 Month LIBOR USD + 7.47%, 7.47% Cap), 08/25/2033, Series 2003-71, Class DS(1)(4)	66,333	72,923
7.50%, 06/25/2022, Series 1992-101, Class J	11	12
7.50%, 07/25/2022, Series G92-35, Class E	353	360
7.50%, 09/25/2022, Series G92-54, Class ZQ	76	76
7.50%, 10/25/2022, Series 1992-188, Class PZ	1,000	1,025
7.50%, 03/25/2023, Series 1993-25, Class J	1,235	1,280
7.50%, 04/18/2027, Series 1997-27, Class J	2,838	3,243
7.50%, 04/20/2027, Series 1997-29, Class J	4,178	4,734
7.50%, 05/20/2027, Series 1997-39, Class PD	13,563	15,246
7.50%, 12/18/2029, Series 1999-62, Class PB	4,368	4,975
7.50%, 02/25/2030, Series 2000-2, Class ZE	24,494	28,381
7.51% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 07/25/2028, Series 2008-55, Class S(1)(4)	131,660	16,299
7.51% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 11/25/2033, Series 2003-116, Class SB(1)(4)	72,847	13,760
7.70%, 03/25/2023, Series 1993-21, Class KA	521	539
7.75%, 09/25/2022, Series 1992-163, Class M	302	309
7.90%, 01/25/2023, Series G93-1, Class KA	567	582
7.96% (1 Month LIBOR USD + 8.05%, 8.05% Cap), 08/25/2023, Series 1999-38, Class SK(1)(4)	173	8
8.00%, 07/25/2022, Series G92-44, Class ZQ	2	2
8.00%, 07/25/2022, Series 1992-117, Class MA	1,246	1,272
8.00%, 09/25/2022, Series 1992-150, Class M	1,352	1,381
8.06% (1 Month LIBOR USD + 8.15%, 8.15% Cap), 12/25/2028, Series 1998-66, Class SB(1)(4)	541	17
8.50%, 01/25/2025, Series 1995-2, Class Z	826	902
8.50%, 01/25/2031, Series 2000-52, Class IO	1,417	236
8.50% (1 Month LIBOR USD + 51.00%, 8.50% Cap), 11/25/2032, Series 2004-61, Class SK(1)(4)	11,902	13,790
8.80%, 01/25/2025, Series G95-1, Class C	1,950	2,161
9.01% (1 Month LIBOR USD + 9.10%, 9.10% Cap), 07/25/2030, Series 2000-20, Class SA(1)(4)	6,352	633
9.44% (10 year CMT Index + 10.75%, 10.00% Cap), 08/25/2023, Series 1996-14, Class SE(1)(4)	6,352	370
10.00% (1 Month LIBOR USD + 54.00%, 10.00% Cap), 03/25/2032, Series 2002-13, Class ST(1)(4)	412	494
10.02% (1 Month LIBOR USD + 10.17%, 10.17% Cap), 08/25/2033, Series 2003-74, Class SH(1)(4)	9,125	10,408
10.50% (11th District Cost of Funds Index + 63.39%, 10.50% Cap), 10/25/2023, Series 1993-179, Class SC(1)(4)	237	254
11.39% (1 Month LIBOR USD + 11.52%, 11.52% Cap), 01/25/2034, Series 2003-130, Class SX(1)(4)	1,724	1,956
12.36% (1 Month LIBOR USD + 12.50%, 12.50% Cap), 09/25/2033, Series 2003-91, Class SD(1)(4)	10,535	12,518
12.49% (1 Month LIBOR USD + 12.66%, 12.66% Cap), 03/25/2040, Series 2010-49, Class SC(1)(4)	153,006	194,727
12.50% (1 Month LIBOR USD + 77.31%, 12.50% Cap), 09/25/2023, Series 1993-165, Class SK(1)(4)	475	503

12.69% (11th District Cost of Funds Index + 12.95%, 4.00% Floor, 12.95% Cap), 12/25/2023, Series 1993-247, Class SU(1)(4)	417	445
13.54% (1 Month LIBOR USD + 13.75%, 13.75% Cap), 07/25/2033, Series 2003-64, Class SX(1)(4)	15,393	19,099
13.83% (1 Month LIBOR USD + 14.00%, 14.00% Cap), 03/25/2038, Series 2008-18, Class SP(1)(4)	16,788	19,816
14.03% (1 Month LIBOR USD + 14.20%, 14.20% Cap), 06/25/2033, Series 2004-4, Class QM(1)(4)	9,564	9,988
14.07% (1 Month LIBOR USD + 14.24%, 14.24% Cap), 07/25/2034, Series 2004-51, Class SY(1)(4)	9,358	11,101
14.30% (11th District Cost of Funds Index + 14.86%, 14.86% Cap), 09/25/2023, Series 1993-165, Class SD(1)(4)	382	399
14.33% (1 Month LIBOR USD + 14.48%, 14.48% Cap), 12/25/2032, Series 2002-77, Class S(1)(4)	5,443	6,769
15.33% (1 Month LIBOR USD + 15.50%, 15.50% Cap), 11/25/2031, Series 2004-74, Class SW(1)(4)	10,362	13,239
15.50% (1 Month LIBOR USD + 58.37%, 15.50% Cap), 02/25/2023, Series 1993-27, Class SA(1)(4)	178	197
15.94% (1 Month LIBOR USD + 16.15%, 16.15% Cap), 09/25/2037, Series 2007-85, Class SL(1)(4)	8,276	10,867
16.03% (1 Month LIBOR USD + 16.20%, 16.20% Cap), 01/25/2034, Series 2003-131, Class SK(1)(4)	4,163	4,508
16.26% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 05/25/2034, Series 2004-46, Class SK(1)(4)	7,685	9,986
16.29% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 07/25/2037, Series 2007-62, Class SE(1)(4)	19,402	25,156
16.49% (1 Month LIBOR USD + 16.70%, 16.70% Cap), 08/25/2035, Series 2005-73, Class PS(1)(4)	23,255	30,296
16.66% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/25/2035, Series 2005-72, Class SB(1)(4)	18,502	24,450
16.66% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 10/25/2035, Series 2005-90, Class ES(1)(4)	22,625	30,824
16.79% (1 Month LIBOR USD + 17.00%, 17.00% Cap), 05/25/2035, Series 2005-42, Class PS(1)(4)	3,009	3,725
17.16% (1 Month LIBOR USD + 17.38%, 17.38% Cap), 07/25/2035, Series 2005-66, Class SG(1)(4)	20,874	29,496
17.27% (1 Month LIBOR USD + 17.47%, 17.47% Cap), 12/25/2031, Series 2001-72, Class SX(1)(4)	1,005	1,322
17.38% (1 Month LIBOR USD + 17.67%, 17.67% Cap), 04/25/2040, Series 2010-35, Class SJ(1)(4)	88,002	115,616
17.89% (1 Month LIBOR USD + 18.15%, 18.15% Cap), 08/25/2033, Series 2005-56, Class TP(1)(4)	13,650	16,418
19.29% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 04/25/2034, Series 2004-25, Class SA(1)(4)	28,423	39,917
19.29% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 05/25/2034, Series 2004-36, Class SA(1)(4)	63,794	92,338
19.73% (7 year CMT Index + 22.30%, 21.83% Cap), 04/25/2023, Series 1998-43, Class SA(1)(4)	909	85
19.78% (1 Month LIBOR USD + 20.02%, 20.02% Cap), 05/25/2035, Series 2005-74, Class CS(1)(4)	52,343	63,775
19.89% (1 Month LIBOR USD + 20.13%, 20.13% Cap), 05/25/2035, Series 2005-74, Class SK(1)(4)	35,984	44,028
19.92% (11th District Cost of Funds Index + 20.53%, 20.53% Cap), 04/25/2023, Series 1993-62, Class SA(1)(4)	554	590
20.44% (1 Month LIBOR USD + 20.70%, 20.70% Cap), 04/25/2038, Series 2008-28, Class QS(1)(4)	19,788	27,344
22.38% (1 Month LIBOR USD + 22.67%, 22.67% Cap), 04/25/2037, Series 2007-29, Class SG(1)(4)	28,177	40,843
22.69% (1 Month LIBOR USD + 22.95%, 22.95% Cap), 10/25/2031, Series 2003-52, Class SX(1)(4)	8,499	12,059
23.14% (1 Month LIBOR USD + 23.38%, 23.38% Cap), 10/25/2023, Series 1999-52, Class NS(1)(4)	660	784
23.66% (1 Month LIBOR USD + 24.00%, 24.00% Cap), 05/25/2034, Series 2004-46, Class QB(1)(4)	12,457	19,074
23.70% (1 Month LIBOR USD + 24.02%, 24.02% Cap), 08/25/2037, Series 2007-79, Class SB(1)(4)	39,214	63,043
23.86% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 09/25/2035, Series 2005-75, Class SV(1)(4)	5,133	7,284
23.88% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 06/25/2036, Series 2006-46, Class SW(1)(4)	3,790	6,017
24.20% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 12/25/2023, Series 2002-1, Class UD(1)(4)	897	1,080
24.20% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 09/25/2031, Series 2001-60, Class QS(1)(4)	14,608	19,340
24.25% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 11/25/2035, Series 2005-106, Class US(1)(4)	107,893	152,361
24.25% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 03/25/2036, Series 2006-11, Class PS(1)(4)	11,418	18,322
24.43% (1 Month LIBOR USD + 24.75%, 24.75% Cap), 05/25/2035, Series 2005-74, Class CP(1)(4)	12,016	14,914
24.91% (1 Month LIBOR USD + 25.19%, 25.19% Cap), 02/25/2032, Series 2002-1, Class SA(1)(4)	2,640	3,807
25.07% (1 Month LIBOR USD + 25.50%, 25.50% Cap), 06/25/2035, Series 2005-59, Class SU(1)(4)	19,888	31,195
25.86% (1 Month LIBOR USD + 26.20%, 26.20% Cap), 10/25/2036, Series 2006-95, Class SG(1)(4)	14,873	23,544
26.22% (1 Month LIBOR USD + 26.56%, 26.56% Cap), 12/25/2036, Series 2006-115, Class ES(1)(4)	2,811	4,238
28.46% (1 Month LIBOR USD + 28.80%, 28.80% Cap), 07/25/2036, Series 2006-60, Class AK(1)(4)	12,922	18,668
28.60% (11th District Cost of Funds Index + 29.75%, 29.75% Cap), 10/25/2023, Series 1993-179, Class SB(1)(4)	355	390
29.76% (1 Month LIBOR USD + 30.15%, 30.15% Cap), 05/25/2036, Series 2006-33, Class LS(1)(4)	12,292	19,093
29.85% (11th District Cost of Funds Index + 31.01%, 31.01% Cap), 12/25/2023, Series 1993-247, Class SA(1)(4)	1,103	1,221
32.82% (1 Month LIBOR USD + 33.25%, 33.25% Cap), 10/25/2026, Series 2006-94, Class GK(1)(4)	8,004	10,880
38.48% (1 Month LIBOR USD + 39.00%, 39.00% Cap), 02/25/2037, Series 2007-1, Class SD(1)(4)	8,374	23,987
39.38% (1 Month LIBOR USD + 39.90%, 39.90% Cap), 07/25/2036, Series 2006-62, Class PS(1)(4)	9,084	17,724
1184.78%, 07/25/2022, Series G92-35, Class G	2	7
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042, Series 2003-W2, Class 2A9	42,270	48,487
6.50%, 07/25/2042, Series 2003-W2, Class 1A1	72,850	84,518
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042, Series 2003-W6, Class 2A4	263,034	290,372
6.50%, 09/25/2042, Series 2003-W6, Class 3A	95,206	110,191
Fannie Mae Trust 2003-W8
0.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 05/25/2042, Series 2003-W8, Class 3F1(1)	22,461	22,437
7.00%, 10/25/2042, Series 2003-W8, Class 2A	102,300	118,048
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033, Series 2004-W1, Class 2A2	164,138	192,152
Fannie Mae Trust 2004-W15
0.34% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 08/25/2044, Series 2004-W15, Class 2AF(1)	92,508	92,026
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044, Series 2004-W2, Class 2A2	31,216	36,498
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044, Series 2004-W8, Class 3A	29,840	35,398
Fannie Mae Trust 2005-W3
0.31% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 03/25/2045, Series 2005-W3, Class 2AF(1)	772,772	770,040
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045, Series 2005-W4, Class 1A1	42,930	48,999
Fannie Mae Trust 2006-W2
0.31% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 02/25/2046, Series 2006-W2, Class 1AF1(1)	339,902	339,887
2.63%, 11/25/2045, Series 2006-W2, Class 2A(5)	105,490	111,255
Fannie Mae Whole Loan
0.35% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 9.50% Cap), 11/25/2046, Series 2007-W1, Class 1AF1(1)	813,641	807,684
Fannie Mae-Aces
0.67%, 10/25/2030, Series 2020-M50, Class A1	2,878,112	2,829,789
0.75%, 09/25/2028, Series 2020-M39, Class 1A1	24,240,518	23,715,491
1.00%, 11/25/2033, Series 2021-M3, Class 1A1	5,726,211	5,652,601
1.02% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 11/25/2022, Series 2015-M17, Class FA(1)	378,546	378,817
1.20%, 10/25/2030, Series 2020-M50, Class A2	1,055,000	1,038,252
1.59%, 11/25/2028, Series 2020-M38, Class 2A1	2,970,000	2,967,502
1.99%, 12/25/2029, Series 2019-M30, Class 2A1	25,044,017	25,628,106
2.02%, 10/25/2030, Series 2020-M50, Class X1(5)	17,678,132	1,946,716
2.10%, 08/25/2029, Series 2019-M22, Class A1	20,246,332	21,089,128
2.11%, 11/25/2028, Series 2020-M38, Class X2(5)	12,600,000	1,505,158
2.12%, 11/25/2033, Series 2021-M3, Class X1(5)	29,601,628	3,954,375
2.12%, 07/25/2030, Series 2020-M39, Class X1(5)	111,387,852	14,474,851
2.28%, 12/27/2022, Series 2013-M7, Class A2	614,563	626,073
2.39%, 01/25/2023, Series 2013-M9, Class A2(5)	499,783	509,307
2.53%, 09/25/2024, Series 2015-M1, Class A2	1,253,206	1,309,358
2.55%, 12/25/2026, Series 2017-M3, Class A2(5)	1,493,860	1,580,619

2.59%, 12/25/2024, Series 2015-M7, Class A2	1,285,308	1,347,088
2.64%, 12/25/2026, Series 2017-M4, Class A2(5)	8,458,160	9,004,194
2.90%, 01/25/2025, Series 2015-M8, Class A2(5)	2,000,000	2,115,521
2.96%, 02/25/2027, Series 2017-M7, Class A2(5)	3,535,000	3,802,907
2.98%, 08/25/2029, Series 2017-M11, Class A2	2,200,000	2,404,467
3.02%, 08/25/2024, Series 2014-M13, Class A2(5)	879,873	930,349
3.06%, 05/25/2027, Series 2017-M8, Class A2(5)	5,130,000	5,570,761
3.09%, 04/25/2027, Series 2015-M10, Class A2(5)	13,135,228	14,293,977
3.10%, 07/25/2024, Series 2014-M9, Class A2(5)	925,067	977,402
3.16%, 03/25/2028, Series 2018-M4, Class A2(5)	3,638,274	3,977,403
3.17%, 06/25/2027, Series 2017-M12, Class A2(5)	5,063,405	5,515,333
3.19%, 02/25/2030, Series 2018-M3, Class A2(5)	2,791,000	3,085,913
3.22%, 04/25/2029, Series 2017-M5, Class A2(5)	4,279,678	4,730,195
3.44%, 06/25/2028, Series 2018-M8, Class A2(5)	5,160,000	5,733,929
3.48%, 07/25/2028, Series 2018-M10, Class A1(5)	4,378,455	4,733,117
3.48%, 07/25/2028, Series 2018-M10, Class A2(5)	6,977,000	7,764,034
3.50%, 01/25/2024, Series 2014-M3, Class A2(5)	8,251,249	8,714,150
3.51%, 12/25/2023, Series 2014-M2, Class A2(5)	1,385,883	1,463,220
3.67%, 09/25/2028, Series 2019-M1, Class A2(5)	7,310,000	8,281,496
3.77%, 08/25/2030, Series 2018-M12, Class A2(5)	5,611,341	6,456,237
FHLMC-Ginnie Mae
6.25%, 11/25/2023, Series 24, Class ZE	1,614	1,686
7.00%, 03/25/2023, Series 8, Class ZA	1,063	1,087
7.50%, 04/25/2024, Series 29, Class L	11,569	12,177
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035, Series 2005-FA8, Class 1A19	64,673	45,692
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021, Series 2006-FA6, Class 3A1	684	524
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037, Series 2006-FA8, Class 2A1	4,570	356
First Horizon Alternative Mortgage Securities Trust 2007-FA4
5.56% (1 Month LIBOR USD + 5.65%, 5.65% Cap), 08/25/2037, Series 2007-FA4, Class 1A2(1)(4)	635,252	138,513
FMC GMSR Issuer Trust
3.62%, 07/25/2026, Series 2021-GT1, Class A(2)(5)	10,900,000	10,871,517
3.69%, 02/25/2024, Series 2021-SAT1(2)(13)	16,000,000	16,058,880
4.45%, 01/25/2026, Series 2020-GT1, Class A(2)(5)	9,700,000	9,634,417
Freddie Mac Gold Pool
2.00%, 01/01/2032	3,438,284	3,554,712
2.50%, 04/01/2028	1,086,660	1,137,668
2.50%, 06/01/2028	444,424	467,484
2.50%, 03/01/2030	904,205	950,418
2.50%, 07/01/2030	2,161,682	2,273,278
2.50%, 07/01/2031	1,912,341	2,011,792
2.50%, 08/01/2031	1,141,257	1,197,726
2.50%, 11/01/2046	1,601,636	1,658,302
3.00%, 07/01/2028	849,849	900,643
3.00%, 08/01/2028	512,638	545,183
3.00%, 09/01/2028	1,741,664	1,847,712
3.00%, 10/01/2028	688,031	731,986
3.00%, 05/01/2029	681,125	722,616
3.00%, 04/01/2031	3,592,040	3,806,308
3.00%, 09/01/2031	784,145	832,853
3.00%, 02/01/2032	3,783,713	4,020,956
3.00%, 02/01/2032	5,793,855	6,170,629
3.00%, 07/01/2035	4,728,561	5,041,223
3.00%, 09/01/2036	1,844,959	1,956,439
3.00%, 08/01/2042	939,590	1,003,526
3.00%, 10/01/2042	2,448,695	2,615,210
3.00%, 11/01/2042	372,285	397,619
3.00%, 11/01/2042	4,106,046	4,413,815
3.00%, 11/01/2042	4,900,897	5,234,150
3.00%, 02/01/2043	210,807	225,100
3.00%, 03/01/2043	1,420,721	1,517,048
3.00%, 03/01/2043	2,870,319	3,064,933
3.00%, 04/01/2043	51,428	54,912
3.00%, 04/01/2043	7,996,291	8,570,620
3.00%, 06/01/2043	19,599	20,818
3.00%, 07/01/2043	15,691	16,751
3.00%, 07/01/2043	176,440	187,673
3.00%, 08/01/2043	325,773	347,596
3.00%, 08/01/2043	3,819,173	4,076,968
3.00%, 05/01/2045	473,537	501,295
3.00%, 05/01/2045	1,678,971	1,804,348
3.00%, 06/01/2045	345,160	365,498
3.00%, 10/01/2045	2,691,491	2,872,502
3.00%, 10/01/2046	4,403,336	4,668,072
3.00%, 10/01/2046	13,485,367	14,492,187
3.00%, 01/01/2047	1,143,453	1,214,329
3.00%, 02/01/2047	6,338,671	6,754,023
3.00%, 03/01/2047	809,382	856,241
3.00%, 05/01/2047	9,758,574	10,458,064
3.50%, 01/01/2032	300,919	319,959
3.50%, 03/01/2032	119,309	127,881
3.50%, 02/01/2033	137,597	148,465
3.50%, 05/01/2033	163,601	176,523
3.50%, 05/01/2033	491,262	530,116
3.50%, 01/01/2034	4,241,374	4,544,276
3.50%, 04/01/2037	4,828,976	5,199,927
3.50%, 11/01/2037	1,321,150	1,423,189
3.50%, 05/01/2042	486,718	530,119
3.50%, 06/01/2042	200,136	216,793
3.50%, 06/01/2042	1,489,851	1,610,775
3.50%, 08/01/2042	400,590	433,778
3.50%, 09/01/2042	1,885,963	2,054,045
3.50%, 09/01/2042	2,754,371	2,992,097
3.50%, 10/01/2042	1,435,269	1,559,152
3.50%, 10/01/2042	7,024,281	7,652,372
3.50%, 11/01/2042	85,905	92,368

3.50%, 11/01/2042	607,021	659,417
3.50%, 11/01/2042	1,561,755	1,696,553
3.50%, 12/01/2042	1,732,601	1,881,966
3.50%, 01/01/2043	4,350,960	4,739,587
3.50%, 03/01/2043	413,078	449,881
3.50%, 05/01/2043	177,319	191,715
3.50%, 06/01/2043	459,256	493,985
3.50%, 06/01/2043	827,160	898,504
3.50%, 07/01/2043	295,484	320,064
3.50%, 10/01/2043	147,848	160,648
3.50%, 05/01/2044	9,739,569	10,633,981
3.50%, 01/01/2045	7,855,147	8,553,257
3.50%, 06/01/2045	742,113	799,396
3.50%, 12/01/2045	2,137,885	2,297,666
3.50%, 01/01/2046	4,779,977	5,182,980
3.50%, 05/01/2046	1,268,872	1,363,402
3.50%, 07/01/2046	2,153,566	2,301,101
3.50%, 08/01/2046	4,445,727	4,853,709
3.50%, 08/01/2046	4,838,645	5,252,137
3.50%, 12/01/2046	4,327,191	4,667,220
3.50%, 01/01/2047	1,680,941	1,796,968
3.50%, 10/01/2047	3,938,182	4,195,250
4.00%, 09/01/2040	318,955	351,215
4.00%, 11/01/2040	20,029	22,156
4.00%, 11/01/2040	869,523	958,932
4.00%, 12/01/2040	246,155	272,319
4.00%, 12/01/2040	512,941	567,469
4.00%, 12/01/2040	614,844	680,190
4.00%, 12/01/2040	643,956	710,105
4.00%, 12/01/2040	709,827	785,178
4.00%, 01/01/2041	487,436	536,828
4.00%, 10/01/2041	2,149,178	2,370,031
4.00%, 11/01/2041	5,758	6,339
4.00%, 01/01/2042	102,114	112,420
4.00%, 05/01/2042	8,433	9,299
4.00%, 06/01/2042	1,025,619	1,120,222
4.00%, 10/01/2042	40,820	43,130
4.00%, 01/01/2043	146,925	161,774
4.00%, 09/01/2043	53,656	58,020
4.00%, 09/01/2043	3,827,224	4,232,659
4.00%, 11/01/2043	39,242	43,212
4.00%, 11/01/2043	77,409	85,241
4.00%, 12/01/2043	112,804	124,713
4.00%, 12/01/2043	164,979	176,775
4.00%, 12/01/2043	720,800	791,248
4.00%, 01/01/2044	89,149	98,580
4.00%, 01/01/2044	234,205	257,901
4.00%, 03/01/2044	1,236,412	1,361,305
4.00%, 10/01/2044	3,800,793	4,190,116
4.00%, 01/01/2045	201,318	221,499
4.00%, 10/01/2045	264,571	288,987
4.00%, 10/01/2045	3,815,799	4,165,535
4.00%, 11/01/2045	5,438,126	5,931,345
4.00%, 01/01/2046	2,518,737	2,773,381
4.00%, 05/01/2046	140,863	153,192
4.00%, 06/01/2046	5,572,664	6,107,451
4.00%, 08/01/2046	1,358,107	1,479,345
4.00%, 01/01/2047	7,953,171	8,804,129
4.00%, 04/01/2047	257,458	281,237
4.00%, 06/01/2047	2,116,692	2,287,271
4.00%, 09/01/2047	4,172,357	4,567,681
4.50%, 11/01/2035	7,493	8,273
4.50%, 07/01/2039	113,363	126,024
4.50%, 10/01/2039	823,480	920,317
4.50%, 11/01/2039	907,847	1,014,611
4.50%, 11/01/2039	1,262,306	1,410,742
4.50%, 05/01/2040	433,360	481,768
4.50%, 08/01/2040	184,554	205,147
4.50%, 09/01/2040	161,516	180,506
4.50%, 09/01/2040	592,300	661,862
4.50%, 03/01/2041	124,296	138,159
4.50%, 05/01/2041	1,096,487	1,225,328
4.50%, 08/01/2041	296,904	331,878
4.50%, 12/01/2043	3,677,828	4,107,088
4.50%, 03/01/2044	283,260	313,814
4.50%, 05/01/2044	412,487	456,981
4.50%, 07/01/2044	22,828	24,805
4.50%, 07/01/2044	158,984	176,510
4.50%, 09/01/2044	950,845	1,053,647
4.50%, 09/01/2046	1,924,526	2,104,593
4.50%, 10/01/2046	1,609,784	1,761,211
4.50%, 11/01/2046	6,891,558	7,691,772
4.50%, 07/01/2047	730,811	796,588
4.50%, 07/01/2047	977,136	1,069,314
4.50%, 11/01/2047	551,285	600,802
5.00%, 01/01/2034	17,195	19,577
5.00%, 06/01/2034	49,070	55,071
5.00%, 09/01/2034	60,572	69,143
5.00%, 03/01/2035	17,175	19,087
5.00%, 08/01/2035	740,439	843,287
5.00%, 03/01/2036	1,614,678	1,842,110
5.00%, 07/01/2036	1,564	1,784
5.00%, 11/01/2036	40,855	46,346
5.00%, 03/01/2037	104,883	118,456
5.00%, 06/01/2037	117,355	133,341
5.00%, 08/01/2037	121,163	138,527
5.00%, 02/01/2038	168,169	192,416
5.00%, 03/01/2038	41,516	47,473

5.00%, 03/01/2038	139,573	159,427
5.00%, 03/01/2038	155,431	177,644
5.00%, 03/01/2038	177,946	203,599
5.00%, 04/01/2038	93,212	106,633
5.00%, 09/01/2038	18,927	21,636
5.00%, 09/01/2038	109,010	124,627
5.00%, 11/01/2038	830	949
5.00%, 11/01/2038	37,986	43,462
5.00%, 12/01/2038	457	523
5.00%, 12/01/2038	131,049	149,834
5.00%, 02/01/2039	263,532	301,124
5.00%, 05/01/2039	5,431	6,234
5.00%, 10/01/2039	298,842	341,469
5.00%, 01/01/2040	72,263	82,610
5.00%, 03/01/2040	120,356	137,127
5.00%, 03/01/2040	1,225,216	1,393,789
5.00%, 08/01/2040	177,433	203,026
5.00%, 04/01/2041	558,059	637,703
5.00%, 06/01/2041	283,611	324,095
5.00%, 12/01/2047	2,406,082	2,642,918
5.00%, 02/01/2048	1,065,367	1,185,427
5.50%, 02/01/2024	772	787
5.50%, 01/01/2033	32,809	37,535
5.50%, 10/01/2033	24,388	28,453
5.50%, 07/01/2035	55,709	64,208
5.50%, 01/01/2036	12,278	14,275
5.50%, 12/01/2036	22,143	25,764
5.50%, 05/01/2038	32,830	38,337
5.50%, 08/01/2038	44,289	51,679
5.50%, 01/01/2039	1,730,036	1,994,109
5.50%, 03/01/2040	15,447	18,016
5.50%, 05/01/2040	1,119,483	1,306,753
5.50%, 08/01/2040	469,666	547,604
6.00%, 10/01/2029	5,915	6,657
6.00%, 12/01/2033	10,336	11,632
6.00%, 01/01/2034	5,574	5,843
6.00%, 01/01/2034	19,976	23,340
6.00%, 11/01/2036	6,728	7,270
6.00%, 12/01/2036	4,513	5,313
6.00%, 12/01/2036	10,790	12,754
6.50%, 03/01/2022	38	38
6.50%, 01/01/2028	16,717	17,815
6.50%, 06/01/2029	7,739	8,740
6.50%, 08/01/2029	67,669	77,149
6.50%, 11/01/2034	5,487	6,376
6.50%, 01/01/2035	64,866	72,879
6.50%, 12/01/2035	10,802	11,305
6.50%, 12/01/2035	40,770	46,462
6.50%, 11/01/2036	12,327	14,391
6.50%, 11/01/2036	93,994	107,893
6.50%, 11/01/2036	132,429	152,470
6.50%, 12/01/2036	72,654	86,103
6.50%, 12/01/2036	169,375	200,091
6.50%, 01/01/2037	5,834	6,041
6.50%, 01/01/2037	11,692	12,614
6.50%, 02/01/2037	7,990	8,327
6.50%, 06/01/2037	5,072	5,286
6.50%, 11/01/2037	31,816	37,578
6.50%, 03/01/2038	39,141	46,511
7.00%, 04/01/2026	536	587
7.00%, 12/01/2028	21,175	23,608
7.00%, 07/01/2029	772	852
7.00%, 01/01/2031	21,450	24,011
7.00%, 07/01/2032	2,708	3,027
7.00%, 08/01/2032	3,493	4,013
7.00%, 02/01/2037	5,620	6,591
7.50%, 08/01/2025	536	577
7.50%, 01/01/2032	49,410	55,673
7.50%, 12/01/2036	163,850	183,626
7.50%, 01/01/2038	26,658	32,003
7.50%, 01/01/2038	45,345	53,055
7.50%, 09/01/2038	18,920	21,836
8.00%, 08/01/2024	227	242
8.00%, 11/01/2024	164	175
8.50%, 07/01/2028	1,359	1,523
10.00%, 03/17/2026	2	2
10.00%, 10/01/2030	4,937	5,334
Freddie Mac Multifamily Structured Pass Through Certificates
0.81%, 12/25/2030, Series K124, Class X1(5)	40,669,639	2,394,974
0.91%, 10/25/2022, Series K025, Class X1(5)	20,056,868	136,694
1.31%, 10/25/2030, Series K120, Class XAM(5)	31,375,053	3,138,773
1.47%, 05/25/2022, Series K020, Class X1(5)	46,022,133	245,606
1.48%, 01/25/2030, Series K106, Class X1(5)	134,709,450	13,354,947
1.49%, 03/25/2026, Series K055, Class X1(5)	26,825,888	1,412,002
1.64%, 01/25/2030, Series K107, Class A2	1,890,000	1,898,651
1.68%, 05/25/2030, Series K111, Class X1(5)	28,141,930	3,313,220
2.31%, 12/25/2022, Series KJ07, Class A2	3,071,950	3,128,833
2.36%, 08/25/2022, Series KJ08, Class A2	1,159,997	1,168,005
2.52%, 01/25/2023, Series KS01, Class A2	1,600,643	1,625,310
2.57%, 07/25/2026, Series K057, Class A2	10,075,000	10,729,860
2.77%, 05/25/2025, Series KPLB, Class A	4,250,000	4,526,314
2.81%, 09/25/2024, Series KJ14, Class A2	6,287,000	6,616,843
2.84%, 09/25/2022, Series KJ09, Class A2	564,063	572,574
2.86%, 08/25/2022, Series KJ13, Class A2	1,746,813	1,777,426
2.91%, 04/25/2024, Series K726, Class A2	8,254,436	8,650,963
3.04%, 07/25/2024, Series K727, Class AM	10,000,000	10,570,006
3.07%, 08/25/2022, Series KJ18, Class A2	1,021,833	1,036,733
3.08%, 01/25/2031, Series K152, Class A2	4,126,000	4,551,416

3.10%, 02/25/2024, Series K725, Class AM(5)	11,250,000	11,840,231
3.11%, 02/25/2023, Series K028, Class A2	2,950,000	3,041,994
3.12%, 06/25/2027, Series K066, Class A2	4,263,000	4,674,230
3.19%, 09/25/2027, Series K069, Class A2(5)	11,650,000	12,841,435
3.19%, 07/25/2027, Series K067, Class A2	9,215,128	10,151,297
3.22%, 03/25/2027, Series K064, Class A2	14,175,000	15,574,905
3.24%, 04/25/2027, Series K065, Class A2	7,030,000	7,743,158
3.24%, 08/25/2027, Series K068, Class A2	2,846,000	3,143,104
3.30%, 11/25/2027, Series K070, Class A2(5)	4,589,000	5,091,998
3.33%, 05/25/2027, Series K065, Class AM	1,779,000	1,964,994
3.33%, 08/25/2025, Series K050, Class A2(5)	10,000,000	10,861,120
3.34%, 04/25/2028, Series W5FX, Class AFX(5)	3,315,000	3,659,816
3.35%, 11/25/2026, Series K061, Class A2(5)	14,450,000	15,931,147
3.36%, 11/25/2027, Series K071, Class AM(5)	18,922,000	21,010,283
3.36%, 12/25/2026, Series KW02, Class A2(5)	27,000,000	29,670,854
3.39%, 03/25/2024, Series K038, Class A2	4,286,000	4,555,491
3.41%, 12/25/2026, Series K062, Class A2	15,125,000	16,747,389
3.49%, 01/25/2024, Series K037, Class A2	18,300,000	19,406,768
3.51%, 03/25/2029, Series K091, Class A2	2,527,000	2,870,996
3.76%, 01/25/2029, Series K088, Class AM(5)	11,600,000	13,311,260
3.85%, 06/25/2028, Series K078, Class A2	7,875,000	9,038,302
3.90%, 10/25/2033, Series K158, Class A3(5)	6,500,000	7,701,260
3.99%, 05/25/2033, Series K157, Class A2(5)	16,700,000	19,657,839
Freddie Mac Non Gold Pool
1.83% (6 Month LIBOR USD + 1.55%, 1.55% Floor, 11.83% Cap), 05/01/2037(1)	50,812	52,912
1.85% (6 Month LIBOR USD + 1.72%, 1.72% Floor, 13.09% Cap), 08/01/2036(1)	65,428	67,903
1.87% (6 Month LIBOR USD + 1.74%, 1.74% Floor, 12.82% Cap), 08/01/2036(1)	26,916	28,174
1.89% (6 Month LIBOR USD + 1.70%, 1.70% Floor, 12.39% Cap), 10/01/2036(1)	28,372	28,807
1.92% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.29% Cap), 08/01/2035(1)	5,492	5,500
1.92% (6 Month LIBOR USD + 1.67%, 1.67% Floor, 10.42% Cap), 01/01/2037(1)	5,733	5,765
1.97% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.99% Cap), 12/01/2036(1)	130,399	137,785
1.98% (6 Month LIBOR USD + 1.78%, 1.78% Floor, 12.53% Cap), 07/01/2036(1)	27,446	28,658
1.98% (6 Month LIBOR USD + 1.74%, 1.74% Floor, 13.12% Cap), 10/01/2036(1)	63,084	65,789
1.99% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 11.32% Cap), 10/01/2036(1)	12,879	12,964
2.00% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 11.75% Cap), 11/01/2037(1)	5,009	5,015
2.00% (1 Year LIBOR USD + 1.74%, 1.74% Floor, 11.48% Cap), 09/01/2036(1)	32,254	34,106
2.02% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 10.89% Cap), 11/01/2036(1)	34,994	36,548
2.04% (1 Year LIBOR USD + 1.58%, 1.58% Floor, 11.31% Cap), 12/01/2036(1)	109,084	114,922
2.05% (6 Month LIBOR USD + 1.90%, 1.94% Floor, 12.34% Cap), 03/01/2037(1)	62,403	65,393
2.07% (1 Year LIBOR USD + 1.69%, 1.69% Floor, 11.32% Cap), 12/01/2036(1)	4,012	4,027
2.07% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.05% Cap), 11/01/2036(1)	11,835	11,981
2.07% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 9.19% Cap), 04/01/2034(1)	11,997	12,165
2.07% (1 Year LIBOR USD + 1.70%, 1.70% Floor, 11.06% Cap), 02/01/2037(1)	8,583	9,071
2.09% (1 Year LIBOR USD + 1.72%, 1.71% Floor, 10.08% Cap), 02/01/2036(1)	8,831	9,329
2.12% (1 Year LIBOR USD + 1.87%, 1.87% Floor, 11.99% Cap), 07/01/2037(1)	2,699	2,702
2.13% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.13% Cap), 07/01/2026(1)	2,429	2,434
2.13% (6 Month LIBOR USD + 1.88%, 1.88% Floor, 12.42% Cap), 10/01/2036(1)	23,453	24,568
2.16% (1 Year LIBOR USD + 1.84%, 1.84% Floor, 9.14% Cap), 07/01/2040(1)	20,219	21,376
2.16% (1 Year LIBOR USD + 1.78%, 1.78% Floor, 10.73% Cap), 01/01/2037(1)	18,928	19,254
2.18% (1 Year LIBOR USD + 1.78%, 1.78% Floor, 11.39% Cap), 11/01/2036(1)	28,286	28,658
2.19% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.07% Cap), 09/01/2036(1)	76,477	81,212
2.22% (1 Year LIBOR USD + 1.94%, 1.94% Floor, 10.97% Cap), 06/01/2036(1)	102,034	108,604
2.22% (1 Year LIBOR USD + 1.89%, 1.89% Floor, 10.73% Cap), 05/01/2038(1)	7,993	8,144
2.24% (1 Year CMT Index + 2.11%, 2.11% Floor, 12.21% Cap), 01/01/2027(1)	2,235	2,237
2.24% (6 Month LIBOR USD + 2.11%, 2.11% Floor, 12.44% Cap), 02/01/2037(1)	26,620	27,227
2.26% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.89% Cap), 07/01/2036(1)	13,996	15,009
2.26% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.04% Cap), 05/01/2037(1)	11,871	12,508
2.26% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.45% Cap), 05/01/2037(1)	44,626	44,962
2.27% (1 Year LIBOR USD + 1.99%, 1.99% Floor, 10.89% Cap), 06/01/2036(1)	57,577	57,605
2.28% (1 Year LIBOR USD + 1.90%, 1.90% Floor, 11.34% Cap), 02/01/2037(1)	15,254	15,445
2.29% (1 Year LIBOR USD + 1.91%, 1.91% Floor, 10.91% Cap), 04/01/2037(1)	1,618	1,620
2.31% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.30% Cap), 11/01/2036(1)	67,574	72,486
2.31% (1 Year LIBOR USD + 1.93%, 1.93% Floor, 11.12% Cap), 12/01/2036(1)	43,180	45,139
2.32% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.30% Cap), 07/01/2036(1)	21,364	22,834
2.35% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.77% Cap), 11/01/2036(1)	19,086	20,035
2.35% (1 Year LIBOR USD + 1.98%, 1.98% Floor, 10.62% Cap), 04/01/2037(1)	26,100	26,183
2.35% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.01% Cap), 02/01/2036(1)	29,946	31,505
2.36% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.36% Cap), 12/01/2033(1)	13,268	13,429
2.37% (1 Year CMT Index + 2.26%, 2.26% Floor, 11.73% Cap), 04/01/2030(1)	767	766
2.37% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.66% Cap), 05/01/2036(1)	42,654	45,575
2.37% (6 Month LIBOR USD + 2.12%, 2.12% Floor, 11.05% Cap), 05/01/2037(1)	2,568	2,589
2.37% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.32% Cap), 05/01/2033(1)	67,543	71,642
2.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.96% Cap), 01/01/2035(1)	21,133	22,189
2.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.07% Cap), 01/01/2035(1)	81,047	86,291
2.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.65% Cap), 05/01/2036(1)	18,265	19,346
2.39% (6 Month LIBOR USD + 2.14%, 2.14% Floor, 12.14% Cap), 12/01/2035(1)	13,692	13,893
2.40% (1 Year LIBOR USD + 2.05%, 2.05% Floor, 11.02% Cap), 04/01/2038(1)	30,366	32,231
2.42% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 10.76% Cap), 03/01/2036(1)	47,672	50,901
2.43% (1 Year LIBOR USD + 2.18%, 2.18% Floor, 11.07% Cap), 05/01/2037(1)	36,750	39,451
2.43% (1 Year LIBOR USD + 2.06%, 2.06% Floor, 10.91% Cap), 05/01/2037(1)	40,383	40,886
2.46% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.65% Cap), 09/01/2034(1)	62,209	66,223
2.48% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.24% Cap), 09/01/2032(1)	3,150	3,162
2.48% (1 Year LIBOR USD + 2.10%, 2.10% Floor, 10.23% Cap), 02/01/2037(1)	2,621	2,605
2.48% (1 Year CMT Index + 2.36%, 2.36% Floor, 11.29% Cap), 10/01/2036(1)	22,196	22,356
2.58% (1 Year LIBOR USD + 2.13%, 2.13% Floor, 11.20% Cap), 12/01/2036(1)	1,793	1,810
2.60% (1 Year LIBOR USD + 2.20%, 2.20% Floor, 10.78% Cap), 10/01/2036(1)	22,587	22,741
2.61% (1 Year LIBOR USD + 2.33%, 2.33% Floor, 11.00% Cap), 05/01/2036(1)	6,693	7,100
2.81% (1 Year LIBOR USD + 2.37%, 2.37% Floor, 11.99% Cap), 03/01/2037(1)	3,801	3,854
2.82% (1 Year LIBOR USD + 2.47%, 2.47% Floor, 11.92% Cap), 03/01/2036(1)	21,184	22,657
Freddie Mac Pool
1.50%, 11/01/2050	8,650,446	8,410,235
2.00%, 06/01/2040	1,840,445	1,868,535
2.00%, 09/01/2050	5,748,741	5,768,529
2.00%, 10/01/2050	4,700,334	4,748,709
2.00%, 12/01/2050	1,864,879	1,871,299
2.00%, 04/01/2051	4,137,069	4,155,884
2.00%, 05/01/2051	9,528,819	9,635,858
2.00%, 06/01/2051	366,535	368,968

2.00%, 08/01/2051	4,008,097	4,041,062
2.00%, 08/01/2051	6,099,890	6,120,886
2.50%, 07/01/2050	1,768,173	1,817,032
2.50%, 08/01/2050	1,414,709	1,472,718
2.50%, 09/01/2050	936,396	976,722
2.50%, 10/01/2050	8,777,040	9,086,938
2.50%, 10/01/2050	29,669,881	30,930,770
2.50%, 11/01/2050	2,808,871	2,898,638
2.50%, 02/01/2051	14,801,709	15,368,196
2.50%, 02/01/2051	14,774,346	15,438,363
2.50%, 03/01/2051	857,437	895,975
2.50%, 04/01/2051	31,337,538	32,352,018
2.50%, 05/01/2051	493,176	509,142
2.50%, 05/01/2051	1,382,146	1,426,802
2.50%, 06/01/2051	1,588,294	1,644,060
3.00%, 11/01/2042	375,133	400,536
3.00%, 01/01/2046	9,972,035	10,770,607
3.00%, 08/01/2048	2,914,388	3,085,708
3.00%, 10/01/2049	2,040,542	2,151,552
3.00%, 11/01/2049	1,462,188	1,549,972
3.00%, 12/01/2049	634,684	674,429
3.00%, 01/01/2050	1,986,127	2,097,410
3.00%, 01/01/2050	2,348,644	2,501,266
3.00%, 01/01/2050	2,919,760	3,095,415
3.00%, 02/01/2050	10,519,715	11,134,570
3.00%, 02/01/2050	14,628,666	15,345,654
3.00%, 06/01/2050	781,652	821,374
3.00%, 06/01/2050	11,304,370	12,053,625
3.00%, 07/01/2050	6,729,265	7,183,790
3.00%, 09/01/2050	1,539,646	1,637,368
3.00%, 04/01/2051	16,556,096	17,415,295
3.50%, 08/01/2035	5,211,435	5,581,013
3.50%, 02/01/2042	1,164,937	1,261,524
3.50%, 07/01/2045	5,687,707	6,171,925
3.50%, 08/01/2046	295,960	321,160
3.50%, 10/01/2047	265,610	286,306
3.50%, 03/01/2048	5,850,768	6,305,165
3.50%, 10/01/2049	1,877,246	1,985,769
4.00%, 02/01/2046	5,695,749	6,272,993
4.00%, 04/01/2047	420,519	459,625
4.00%, 05/01/2047	2,415,235	2,637,301
4.00%, 01/01/2048	133,104	145,168
4.00%, 06/01/2048	113,714	124,042
4.00%, 01/01/2049	4,964,537	5,324,173
4.00%, 07/01/2049	11,659,833	12,828,084
4.00%, 02/01/2051	5,634,061	6,150,851
4.50%, 06/01/2048	4,119,687	4,558,445
4.50%, 12/01/2048	5,698,324	6,154,270
4.50%, 04/01/2049	671,725	738,035
Freddie Mac Reference REMIC
6.00%, 04/15/2036, Series R006, Class ZA	203,713	239,505
6.00%, 05/15/2036, Series R007, Class ZA	270,013	314,023
Freddie Mac REMICS
0.00%, 02/15/2024, Series 1700, Class GA	66	66
0.00%, 02/15/2024, Series 1865, Class D	3,352	3,331
0.00%, 05/15/2024, Series 2306, Class K	1,508	1,495
0.00%, 09/15/2032, Series 3393, Class JO	716,951	663,876
0.00%, 12/15/2032, Series 2835, Class QO	13,372	12,474
0.00%, 07/15/2034, Series 3611, Class PO	72,244	67,631
0.00%, 02/15/2035, Series 2990, Class GO	22,965	21,044
0.00%, 04/15/2035, Series 3077, Class TO	23,873	23,312
0.00%, 08/15/2035, Series 3014, Class OD	5,493	4,930
0.00%, 09/15/2035, Series 3029, Class SO	15,594	15,122
0.00%, 02/15/2036, Series 3117, Class OG	14,214	13,316
0.00%, 02/15/2036, Series 3117, Class OK	16,652	15,400
0.00%, 02/15/2036, Series 3117, Class EO	18,907	17,487
0.00%, 02/15/2036, Series 3117, Class AO	44,422	43,118
0.00%, 03/15/2036, Series 3134, Class PO	4,475	4,243
0.00%, 03/15/2036, Series 3122, Class OP	25,464	24,718
0.00%, 03/15/2036, Series 3122, Class OH	27,408	25,427
0.00%, 04/15/2036, Series 3138, Class PO	21,323	19,629
0.00%, 04/15/2036, Series 3607, Class AO	45,440	41,222
0.00%, 04/15/2036, Series 3147, Class PO	51,962	50,435
0.00%, 04/15/2036, Series 3607, Class BO	83,371	77,715
0.00%, 05/15/2036, Series 3233, Class OP	6,107	5,645
0.00%, 05/15/2036, Series 3149, Class SO	12,267	10,996
0.00%, 05/15/2036, Series 3151, Class PO	27,046	25,114
0.00%, 05/15/2036, Series 3153, Class EO	35,451	32,225
0.00%, 06/15/2036, Series 3171, Class MO	56,833	54,860
0.00%, 07/15/2036, Series 3179, Class OA	14,943	13,501
0.00%, 08/15/2036, Series 3200, Class PO	22,325	20,675
0.00%, 09/15/2036, Series 3218, Class AO	11,381	9,633
0.00%, 09/15/2036, Series 3213, Class OA	12,958	11,794
0.00%, 10/15/2036, Series 3225, Class EO	28,258	26,214
0.00%, 12/15/2036, Series 3256, Class PO	14,790	13,625
0.00%, 01/15/2037, Series 3261, Class OA	15,163	13,872
0.00%, 02/15/2037, Series 3274, Class JO	3,657	3,478
0.00%, 02/15/2037, Series 3510, Class OD	42,819	41,180
0.00%, 03/15/2037, Series 3286, Class PO	2,886	2,464
0.00%, 04/15/2037, Series 3373, Class TO	15,642	14,468
0.00%, 05/15/2037, Series 3318, Class AO	669	628
0.00%, 05/15/2037, Series 3316, Class PO	27,557	24,731
0.00%, 05/15/2037, Series 3607, Class PO	152,879	138,420
0.00%, 06/15/2037, Series 3326, Class JO	2,614	2,427
0.00%, 06/15/2037, Series 3331, Class PO	15,174	14,083
0.00%, 07/15/2037, Series 3607, Class OP	221,020	198,186
0.00%, 09/15/2037, Series 3365, Class PO	21,026	18,814
0.00%, 10/15/2039, Series 3607, Class TO	75,312	68,475

0.00%, 01/15/2040, Series 3621, Class BO	66,750	61,945
0.00%, 10/15/2049, Series 3582, Class PO	250,187	239,354
0.38% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 06/15/2035, Series 2988, Class AF(1)	53,887	54,063
0.41% (10 year CMT Index + -0.85%, 10.00% Cap), 03/15/2024, Series 1709, Class FA(1)	110	109
0.48% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 05/15/2035, Series 2981, Class FA(1)	35,271	35,555
0.48% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 04/15/2039, Series 4095, Class FB(1)	21,447	21,457
0.48% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 10/15/2041, Series 4048, Class FB(1)	320,542	322,039
0.48% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 09/15/2042, Series 4106, Class DF(1)	375,731	376,963
0.50% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 07/15/2037, Series 4048, Class FJ(1)	412,090	412,121
0.52% (10 year CMT Index + -0.70%, 10.00% Cap), 07/15/2023, Series 1541, Class O(1)	1,615	1,599
0.52% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 6.50% Cap), 02/15/2037, Series 3275, Class FL(1)	25,662	25,916
0.53% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/15/2042, Series 4091, Class TF(1)	1,242,560	1,255,253
0.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 10/15/2040, Series 3966, Class BF(1)	29,016	29,092
0.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/15/2042, Series 4012, Class FN(1)	515,935	521,004
0.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/15/2042, Series 4077, Class FB(1)	220,315	223,114
0.63% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 12/15/2040, Series 3996, Class XF(1)	520,358	523,098
0.63% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 03/15/2041, Series 4013, Class QF(1)	376,713	379,018
0.68% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 8.50% Cap), 01/15/2029, Series 2388, Class FB(1)	7,949	8,010
0.68% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.50% Cap), 12/15/2033, Series 2722, Class PF(1)	109,601	111,195
0.68% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 09/15/2037, Series 3371, Class FA(1)	10,712	10,897
0.70% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 03/15/2024, Series 1699, Class FC(1)	301	301
0.76% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 7.00% Cap), 11/15/2037, Series 3386, Class KF(1)	402,905	410,848
0.78% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 9.00% Cap), 02/15/2027, Series 1935, Class FL(1)	282	284
0.83% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.50% Cap), 12/15/2032, Series 2571, Class FY(1)	28,338	28,905
0.88% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 7.50% Cap), 08/15/2035, Series 3085, Class WF(1)	34,441	35,166
0.98% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 9.00% Cap), 02/15/2032, Series 2418, Class FO(1)	32,107	32,461
1.23% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 09/15/2022, Series 1370, Class JA(1)	216	216
1.23% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 04/15/2023, Series 1498, Class I(1)	2,173	2,185
1.28% (11th District Cost of Funds Index + 1.00%, 1.00% Floor, 10.00% Cap), 02/15/2023, Series 1470, Class F(1)	43	43
1.28% (1 Month LIBOR USD + 1.20%, 1.20% Floor, 7.00% Cap), 07/15/2039, Series 3549, Class FA(1)	16,327	16,655
1.63%, 01/15/2040, Series 3802, Class LS(5)	386,264	17,624
1.67%, 02/15/2039, Series 3546, Class A(5)	44,374	46,024
1.76% (11th District Cost of Funds Index + 1.50%, 1.50% Floor, 9.00% Cap), 08/15/2023, Series 1570, Class F(1)	83	84
2.30% (1 Month LIBOR USD + 2.22%, 8.32% Cap), 07/15/2034, Series 3305, Class MG(1)	28,741	30,175
3.00%, 08/15/2033, Series 4238, Class WY	408,900	436,025
3.00%, 06/15/2043, Series 4217, Class KY	206,000	219,882
3.00%, 12/15/2047, Series 4740, Class P	1,554,452	1,627,948
3.50%, 01/15/2026, Series 3793, Class AB	757,181	793,881
3.50%, 08/15/2039, Series 4219, Class JA	38,764	38,926
3.50%, 01/15/2042, Series 3989, Class JW	1,700,000	1,831,099
3.50%, 12/15/2046, Series 4640, Class CZ	6,625,939	7,087,312
3.50%, 02/15/2047, Series 4661, Class KZ	11,684,085	12,551,651
3.50%, 08/15/2047, Series 4710, Class KZ	15,450,076	16,604,612
3.50%, 11/15/2047, Series 4739, Class Z	1,790,502	1,917,490
3.50%, 12/15/2047, Series 4746, Class ZN	5,700,175	6,160,302
3.50%, 06/15/2048, Series 4305, Class A	164,535	164,665
3.50%, 10/15/2053, Series 4821, Class MA	3,870,466	4,049,767
4.00%, 12/15/2024, Series 3614, Class QB	69,604	72,471
4.00%, 11/15/2041, Series 3957, Class B	222,312	243,191
4.00%, 12/15/2041, Series 3966, Class NA	189,799	209,431
4.50%, 06/15/2025, Series 3684, Class CY	246,719	259,638
4.50%, 07/15/2039, Series 3680, Class MA	152,828	158,759
4.50%, 12/15/2039, Series 3610, Class CA	2,091,928	2,332,088
4.50%, 05/15/2041, Series 3852, Class CE	530,323	591,176
4.50%, 09/15/2043, Series 4247, Class AY	1,000,000	1,195,841
4.63% (1 Month LIBOR USD + 4.68%, 4.68% Cap), 12/15/2022, Series 1455, Class WB(1)(4)	288	294
5.00%, 05/15/2023, Series 1798, Class F	3,361	3,441
5.00%, 11/15/2023, Series 2709, Class PG	51,451	53,270
5.00%, 12/15/2023, Series 2720, Class PC	5,104	5,284
5.00%, 12/15/2024, Series 2903, Class Z	16,985	18,241
5.00%, 04/15/2030, Series 3654, Class DC	702,000	786,425
5.00%, 07/15/2033, Series 2653, Class PZ	277,438	306,890
5.00%, 01/15/2034, Series 3920, Class LP	169,626	190,737
5.00%, 10/15/2039, Series 3795, Class EI	85,528	4,207
5.00%, 12/15/2040, Series 3770, Class ZB	845,235	957,676
5.00%, 05/15/2041, Series 3860, Class PZ	1,421,762	1,623,954
5.50%, 10/15/2022, Series 2512, Class PG	6,320	6,440
5.50%, 12/15/2022, Series 2535, Class BK	1,568	1,589
5.50%, 03/15/2023, Series 2586, Class HD	30,292	31,144
5.50%, 04/15/2023, Series 2595, Class HC	34,480	35,490
5.50%, 11/15/2023, Series 2710, Class HB	9,880	10,148
5.50%, 02/15/2034, Series 2744, Class PE	1,338	1,422
5.50%, 08/15/2036, Series 3645, Class KZ	36,764	42,286
5.50%, 08/15/2036, Series 3200, Class AY	103,109	119,411
5.50%, 03/15/2038, Series 3423, Class PB	297,422	341,794
5.50%, 05/15/2038, Series 3453, Class B	11,133	12,740
5.50%, 01/15/2039, Series 3501, Class CB	114,330	131,046
5.50% (1 Month LIBOR USD + 27.21%, 5.50% Cap), 05/15/2041, Series 3852, Class QN(1)(4)	133,156	143,665
5.50% (1 Month LIBOR USD + 27.50%, 5.50% Cap), 05/15/2041, Series 3852, Class TP(1)(4)	317,501	342,891
5.60%, 06/15/2023, Series 2033, Class J	5,924	6,117
5.70%, 10/15/2038, Series 3895, Class WA(5)	62,861	72,291
5.77% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 08/15/2038, Series 3481, Class SJ(1)(4)	142,880	26,561
5.92% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 01/15/2038, Series 3404, Class SC(1)(4)	214,539	39,223
5.92% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/15/2039, Series 3511, Class SA(1)(4)	63,114	9,417
5.92% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040, Series 3740, Class SB(1)(4)	185,830	27,879
5.92% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040, Series 3740, Class SC(1)(4)	152,877	29,408
6.00%, 11/15/2023, Series 1642, Class PJ	4,714	4,919
6.00%, 06/15/2024, Series 1737, Class L	5,507	5,814
6.00%, 05/15/2027, Series 1981, Class Z	7,965	8,627
6.00%, 07/15/2028, Series 2070, Class C	6,278	7,018
6.00%, 09/15/2028, Series 2086, Class GB	3,099	3,472
6.00%, 11/15/2028, Series 2095, Class PE	16,004	17,919
6.00%, 12/15/2028, Series 2106, Class ZD	32,979	36,941
6.00%, 01/15/2029, Series 2110, Class PG	44,225	49,686
6.00%, 02/15/2029, Series 2125, Class JZ	9,725	10,758
6.00%, 09/15/2032, Series 2500, Class MC	28,981	33,447

6.00%, 12/15/2032, Series 2544, Class HC	23,826	28,328
6.00%, 12/15/2032, Series 2543, Class YX	52,170	59,883
6.00%, 01/15/2033, Series 2552, Class ME	34,334	39,801
6.00%, 02/15/2033, Series 2567, Class QD	31,797	37,014
6.00%, 02/15/2033, Series 2575, Class ME	131,536	151,490
6.00%, 03/15/2033, Series 2596, Class QG	20,722	23,302
6.00%, 05/15/2034, Series 2802, Class OH	75,030	83,534
6.00%, 04/15/2035, Series 2968, Class EH	822,322	929,656
6.00%, 01/15/2036, Series 3101, Class UZ	86,548	100,883
6.00%, 03/15/2036, Series 3122, Class ZB	2,828	4,139
6.00%, 04/15/2036, Series 3219, Class DI	42,536	8,913
6.00%, 04/15/2036, Series 3137, Class XP	51,612	60,597
6.00%, 04/15/2036, Series 3819, Class ZQ	442,068	519,143
6.00%, 06/15/2036, Series 3164, Class MG	13,263	14,433
6.00%, 02/15/2037, Series 3274, Class B	31,020	35,109
6.00%, 04/15/2037, Series 3302, Class UT	40,176	47,150
6.00%, 05/15/2037, Series 3315, Class HZ	39,337	45,165
6.00%, 06/15/2038, Series 3461, Class LZ	7,962	9,288
6.00%, 06/15/2038, Series 3461, Class Z	243,727	280,004
6.02% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 05/15/2039, Series 3531, Class SM(1)(4)	11,575	1,952
6.06% (1 Month LIBOR USD + 6.14%, 6.14% Cap), 01/15/2037, Series 3260, Class CS(1)(4)	23,635	4,591
6.12% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/15/2038, Series 3455, Class SE(1)(4)	78,263	12,617
6.17% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 12/15/2039, Series 3608, Class SC(1)(4)	65,263	10,462
6.22% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 05/15/2039, Series 3531, Class SA(1)(4)	71,054	5,978
6.25%, 10/15/2023, Series 1591, Class PV	1,621	1,696
6.25%, 08/15/2028, Series 2075, Class PM	21,781	24,269
6.25%, 02/15/2029, Series 2126, Class CB	46,246	51,166
6.34% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 11/15/2037, Series 3387, Class SA(1)(4)	165,851	30,289
6.37% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 03/15/2037, Series 3290, Class SB(1)(4)	45,907	9,461
6.37% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 11/15/2037, Series 3383, Class SA(1)(4)	112,811	22,220
6.38%, 02/15/2032, Series 2410, Class OE	7,907	8,463
6.50%, 11/15/2021, Series 3688, Class CU(5)	33	33
6.50%, 09/15/2023, Series 1608, Class L	12,128	12,778
6.50%, 12/15/2023, Series 1983, Class Z	3,189	3,359
6.50%, 12/15/2023, Series 2283, Class K	3,369	3,530
6.50%, 03/15/2026, Series 1829, Class ZB	829	874
6.50%, 07/15/2026, Series 1863, Class Z	6,159	6,487
6.50%, 01/15/2027, Series 1927, Class ZA	5,606	6,232
6.50%, 12/15/2027, Series 2019, Class Z	5,181	5,787
6.50%, 06/15/2028, Series 2063, Class PG	9,260	10,459
6.50%, 08/15/2028, Series 2075, Class PH	20,346	22,952
6.50%, 05/15/2031, Series 2313, Class LA	3,164	3,597
6.50%, 08/15/2031, Series 2345, Class NE	8,088	9,411
6.50%, 08/15/2031, Series 2351, Class PZ	9,148	10,464
6.50%, 08/15/2031, Series 2344, Class ZJ	12,108	14,215
6.50%, 08/15/2031, Series 2344, Class ZD	108,174	124,505
6.50%, 10/15/2031, Series 2367, Class ME	10,489	11,814
6.50%, 01/15/2032, Series 2399, Class OH	13,508	15,236
6.50%, 01/15/2032, Series 2399, Class TH	16,569	19,293
6.50%, 02/15/2032, Series 2410, Class NG	17,991	20,949
6.50%, 02/15/2032, Series 2420, Class XK	22,895	26,620
6.50%, 03/15/2032, Series 2430, Class WF	26,792	31,388
6.50%, 03/15/2032, Series 2423, Class TB	31,003	35,091
6.50%, 04/15/2032, Series 2441, Class GF	6,424	7,476
6.50%, 04/15/2032, Series 2435, Class CJ	41,257	47,772
6.50%, 04/15/2032, Series 2434, Class ZA	56,269	63,356
6.50%, 05/15/2032, Series 2455, Class GK	20,578	23,435
6.50%, 06/15/2032, Series 2466, Class DH	7,667	8,963
6.50%, 06/15/2032, Series 2458, Class ZM	16,950	19,094
6.50%, 06/15/2032, Series 2466, Class PH	23,194	26,981
6.50%, 07/15/2032, Series 2474, Class NR	22,044	25,342
6.50%, 07/15/2032, Series 2484, Class LZ	30,052	35,641
6.50%, 03/15/2033, Series 2586, Class WI	13,733	2,580
6.50%, 07/15/2036, Series 3195, Class PD	46,983	53,266
6.50%, 07/15/2036, Series 3181, Class AZ	52,994	62,742
6.52% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 07/15/2037, Series 3344, Class SL(1)(4)	33,149	5,604
6.57% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 08/15/2036, Series 3202, Class HI(1)(4)	360,330	73,508
6.62% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/15/2036, Series 3232, Class ST(1)(4)	41,655	8,376
6.72% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 04/15/2038, Series 3424, Class PI(1)(4)	96,243	22,115
6.76% (1 Month LIBOR USD + 6.80%, 4.00% Floor, 6.80% Cap), 07/15/2033, Series 2642, Class SL(1)(4)	462	500
7.00%, 03/15/2022, Series 1206, Class IA	24	25
7.00%, 05/15/2022, Series 1250, Class J	62	62
7.00%, 04/15/2023, Series 1502, Class PX	3,104	3,213
7.00%, 05/15/2023, Series 1505, Class Q	418	435
7.00%, 09/15/2023, Series 1573, Class PZ	2,757	2,887
7.00%, 01/15/2024, Series 1658, Class GZ	1,825	1,921
7.00%, 02/15/2024, Series 1671, Class L	931	972
7.00%, 03/15/2024, Series 1695, Class EB	1,560	1,643
7.00%, 03/15/2024, Series 1706, Class K	8,470	8,905
7.00%, 03/15/2028, Series 2038, Class PN	6,073	808
7.00%, 06/15/2028, Series 2064, Class TE	1,322	1,514
7.00%, 10/15/2028, Series 2089, Class PJ	8,029	756
7.00%, 04/15/2029, Series 2141, Class IO	629	57
7.00%, 06/15/2029, Series 2169, Class TB	43,160	49,194
7.00%, 07/15/2029, Series 2172, Class QC	24,004	27,773
7.00%, 08/15/2029, Series 2176, Class OJ	11,140	12,909
7.00%, 01/15/2030, Series 2208, Class PG	20,633	24,091
7.00%, 10/15/2030, Series 2259, Class ZM	15,797	18,433
7.00%, 03/15/2031, Series 2296, Class PD	9,577	11,203
7.00%, 06/15/2031, Series 2325, Class PM	6,316	7,423
7.00%, 07/15/2031, Series 2332, Class ZH	18,832	22,121
7.00%, 03/15/2032, Series 2423, Class MC	16,686	19,641
7.00%, 03/15/2032, Series 2423, Class MT	20,667	24,427
7.00%, 04/15/2032, Series 2436, Class MC	9,963	11,293
7.00%, 04/15/2032, Series 2434, Class TC	36,401	42,932
7.00%, 05/15/2032, Series 2450, Class GZ	19,230	22,906
7.00%, 12/15/2036, Series 3704, Class CT	831,039	998,523
7.02% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 07/15/2036, Series 3194, Class SA(1)(4)	6,924	1,398

7.25%, 07/15/2027, Series 1970, Class PG	387	438
7.25%, 09/15/2030, Series 2256, Class MC	12,569	14,841
7.25%, 12/15/2030, Series 2271, Class PC	16,478	19,419
7.44%, 11/15/2046, Series 3688, Class GT(5)	427,186	505,871
7.50%, 08/15/2022, Series 1343, Class LB	110	112
7.50%, 02/15/2023, Series 1466, Class PZ	3,094	3,199
7.50%, 04/15/2023, Series 1491, Class I	667	693
7.50%, 04/15/2024, Series 1720, Class PL	4,871	5,116
7.50%, 08/15/2024, Series 1745, Class D	2,654	2,851
7.50%, 09/15/2026, Series 1890, Class H	1,325	1,472
7.50%, 01/15/2027, Series 1963, Class Z	3,970	4,501
7.50%, 01/15/2027, Series 1927, Class PH	10,291	11,616
7.50%, 09/15/2027, Series 1987, Class PE	3,778	4,262
7.50%, 03/15/2028, Series 2040, Class PE	16,146	18,484
7.50%, 05/15/2028, Series 2054, Class PV	6,491	7,391
7.50%, 06/15/2029, Series 2163, Class PC	3,253	325
7.50%, 11/15/2029, Series 2196, Class TL	60	70
7.50%, 05/15/2030, Series 2234, Class PZ	4,966	5,868
7.50%, 08/15/2030, Series 2247, Class Z	5,173	6,051
7.50%, 10/15/2030, Series 2262, Class Z	1,223	1,457
7.50%, 11/15/2036, Series 3704, Class DT	335,653	407,316
7.50%, 12/15/2036, Series 3704, Class ET	299,128	366,782
7.87% (1 Month LIBOR USD + 7.95%, 7.95% Cap), 03/15/2032, Series 2444, Class ES(1)(4)	18,349	3,107
7.92% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 02/15/2032, Series 2475, Class S(1)(4)	43,875	8,492
7.92% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 03/15/2032, Series 2450, Class SW(1)(4)	11,970	2,025
7.93% (1 Month LIBOR USD + 8.01%, 8.01% Cap), 10/15/2033, Series 2733, Class SB(1)(4)	361,997	413,144
8.00%, 08/15/2022, Series 1343, Class LA	276	282
8.00%, 09/15/2026, Series 1899, Class ZE	4,101	4,666
8.00%, 11/15/2029, Series 2201, Class C	8,520	9,695
8.00%, 01/15/2030, Series 2209, Class TC	5,624	6,628
8.00%, 01/15/2030, Series 2210, Class Z	21,047	25,082
8.00%, 03/15/2030, Series 2224, Class CB	5,151	6,100
8.00%, 04/15/2030, Series 2230, Class Z	6,683	7,849
8.50%, 06/15/2031, Series 2359, Class ZB	18,219	22,031
8.52% (1 Month LIBOR USD + 8.60%, 3.00% Floor, 8.60% Cap), 07/15/2023, Series 2638, Class DS(1)(4)	2,160	2,251
8.57% (1 Month LIBOR USD + 8.65%, 8.65% Cap), 02/15/2032, Series 2410, Class QX(1)(4)	8,844	1,669
8.85% (3 Month CMT Index + 8.90%, 8.90% Cap), 05/15/2023, Series 1518, Class G(1)(4)	1,488	1,557
9.00% (1 Month LIBOR USD + 70.64%, 9.00% Cap), 03/15/2037, Series 3443, Class SY(1)(4)	13,707	16,505
9.34% (10 year CMT Index + 10.60%, 10.00% Cap), 05/15/2024, Series 2306, Class SE(1)(4)	3,611	334
10.00% (11th District Cost of Funds Index + 44.15%, 10.00% Cap), 02/15/2024, Series 1671, Class QC(1)(4)	1,217	1,312
13.12% (1 Month LIBOR USD + 13.29%, 13.29% Cap), 07/15/2033, Series 2692, Class SC(1)(4)	16,584	21,500
14.60% (1 Month LIBOR USD + 14.76%, 14.76% Cap), 09/15/2033, Series 2671, Class S(1)(4)	13,678	17,994
14.70% (1 Month LIBOR USD + 14.85%, 14.85% Cap), 06/15/2033, Series 2631, Class SA(1)(4)	49,217	62,395
15.93% (1 Month LIBOR USD + 16.10%, 16.10% Cap), 02/15/2032, Series 2412, Class SP(1)(4)	23,034	30,010
16.32% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 11/15/2033, Series 2780, Class SY(1)(4)	6,980	9,782
16.67% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/15/2025, Series 3022, Class SX(1)(4)	2,473	2,901
16.78% (1 Month LIBOR USD + 17.03%, 17.03% Cap), 06/15/2035, Series 2990, Class WP(1)(4)	917	1,201
17.22% (1 Month LIBOR USD + 17.50%, 17.50% Cap), 02/15/2040, Series 3632, Class BS(1)(4)	216,220	293,410
17.24% (1 Month LIBOR USD + 17.45%, 17.45% Cap), 02/15/2038, Series 3422, Class SE(1)(4)	7,607	9,964
18.40% (1 Month LIBOR USD + 18.60%, 18.60% Cap), 12/15/2032, Series 2571, Class SY(1)(4)	16,707	22,818
19.02% (1 Month LIBOR USD + 10.13%, 19.24% Cap), 02/15/2024, Series 1686, Class SH(1)	189	212
19.28% (1 Month LIBOR USD + 19.50%, 19.50% Cap), 02/15/2032, Series 2410, Class QS(1)(4)	22,569	32,164
19.43% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 06/15/2036, Series 3523, Class SD(1)(4)	15,346	19,738
19.72% (1 Month LIBOR USD + 20.00%, 20.00% Cap), 11/15/2035, Series 3064, Class SG(1)(4)	23,426	32,608
22.44% (1 Month LIBOR USD + 22.75%, 22.75% Cap), 10/15/2023, Series 1602, Class SA(1)(4)	1,334	1,540
24.19% (1 Month LIBOR USD + 24.49%, 24.49% Cap), 06/15/2034, Series 2990, Class SL(1)(4)	16,172	18,895
24.26% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 01/15/2036, Series 3102, Class HS(1)(4)	4,158	5,941
26.36% (11th District Cost of Funds Index + 27.47%, 27.47% Cap), 07/15/2023, Series 1541, Class M(1)(4)	339	371
27.66% (1 Month LIBOR USD + 28.03%, 28.03% Cap), 10/15/2025, Series 3051, Class DP(1)(4)	7,992	10,441
27.79% (1 Month LIBOR USD + 28.16%, 28.16% Cap), 02/15/2035, Series 2929, Class MS(1)(4)	30,109	41,999
30.18% (1 Month LIBOR USD + 30.55%, 30.55% Cap), 03/15/2029, Series 2132, Class SB(1)(4)	1,249	1,871
30.25% (11th District Cost of Funds Index + 31.43%, 31.43% Cap), 03/15/2024, Series 2033, Class SN(1)(4)	1,022	143
33.36% (1 Month LIBOR USD + 33.83%, 33.83% Cap), 04/15/2025, Series 2967, Class S(1)(4)	5,707	6,953
34.14% (1 Month LIBOR USD + 34.50%, 34.50% Cap), 09/15/2023, Series 2571, Class SK(1)(4)	1,241	1,532
Freddie Mac STACR REMIC Trust 2021-DNA3
2.15% (30-day Average Secured Overnight Financing Rate + 2.10%), 10/25/2033, Series 2021-DNA3, Class M2(1)(2)	10,610,000	10,825,495
Freddie Mac STACR REMIC Trust 2021-DNA5
0.70% (30-day Average Secured Overnight Financing Rate + 0.65%), 01/25/2034, Series 2021-DNA5, Class M1(1)(2)	5,004,386	5,007,454
1.70% (30-day Average Secured Overnight Financing Rate + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2(1)(2)	1,180,000	1,189,640
Freddie Mac STACR REMIC Trust 2021-HQA3
0.90% (30-day Average Secured Overnight Financing Rate + 0.85%), 09/25/2041, Series 2021-HQA3, Class M1(1)(2)	27,340,000	27,359,089
Freddie Mac Strips
0.00%, 04/01/2028, Series 197, Class PO	34,523	33,350
0.00%, 09/15/2043, Series 310, Class PO	539,246	466,930
0.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/15/2042, Series 270, Class F1(1)	665,995	678,842
0.63% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 07/15/2042, Series 264, Class F1(1)	1,073,402	1,091,318
0.63% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/15/2042, Series 272, Class F2(1)	565,989	578,416
3.00%, 08/15/2042, Series 267, Class 30	841,030	864,766
3.00%, 01/15/2043, Series 299, Class 300	197,512	204,138
3.50%, 07/15/2042, Series 262, Class 35	3,120,819	3,356,004
5.00%, 09/15/2035, Series 233, Class 12	63,420	9,307
5.00%, 09/15/2035, Series 233, Class 11	74,310	13,767
5.00%, 09/15/2035, Series 233, Class 13	119,980	22,020
7.62% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 08/15/2036, Series 239, Class S30(1)(4)	222,288	55,020
Freddie Mac Structured Pass-Through Certificates
0.00%, 07/25/2043, Series T-57, Class 1AP	16,297	14,084
0.00%, 09/25/2043, Series T-58, Class APO	17,731	14,891
0.00%, 10/25/2043, Series T-59, Class 1AP	20,904	14,241
1.29% (12 Month U.S. Treasury Average + 1.20%, 1.20% Floor), 10/25/2044, Series T-62, Class 1A1(1)	326,693	335,050
1.63%, 10/25/2037, Series T-76, Class 2A(5)	862,533	880,706
4.66%, 07/25/2033, Series T-48, Class 1A(5)	133,022	145,842
4.97%, 07/25/2032, Series T-41, Class 3A(5)	45,188	50,234
5.23%, 05/25/2043, Series T-56, Class A5	435,957	494,867
6.50%, 02/25/2043, Series T-54, Class 2A	200,048	236,190
7.00%, 02/25/2043, Series T-54, Class 3A	64,070	76,483

7.00%, 10/25/2043, Series T-59, Class 1A2	239,988	282,716
7.50%, 02/25/2042, Series T-42, Class A5	184,694	225,310
7.50%, 08/25/2042, Series T-51, Class 2A(5)	33,712	43,353
7.50%, 07/25/2043, Series T-57, Class 1A3	42,947	53,926
7.50%, 09/25/2043, Series T-58, Class 4A	236,551	275,970
FREMF 2013-K25 Mortgage Trust
3.74%, 11/25/2045, Series 2013-K25, Class C(2)(5)	2,000,000	2,053,642
FREMF 2013-K35 Mortgage Trust
4.07%, 12/25/2046, Series 2013-K35, Class C(2)(5)	2,951,000	3,108,183
FREMF 2014-K40 Mortgage Trust
4.21%, 11/25/2047, Series 2014-K40, Class C(2)(5)	2,273,000	2,430,545
FREMF 2014-K41 Mortgage Trust
3.96%, 11/25/2047, Series 2014-K41, Class C(2)(5)	6,000,000	6,417,971
FREMF 2015-K44 Mortgage Trust
3.80%, 01/25/2048, Series 2015-K44, Class B(2)(5)	3,510,000	3,757,273
FREMF 2015-K45 Mortgage Trust
3.71%, 04/25/2048, Series 2015-K45, Class B(2)(5)	2,135,000	2,281,089
FREMF 2015-K49 Mortgage Trust
3.85%, 10/25/2048, Series 2015-K49, Class C(2)(5)	4,000,000	4,199,684
FREMF 2015-K51 Mortgage Trust
4.09%, 10/25/2048, Series 2015-K51, Class C(2)(5)	1,500,000	1,590,354
FREMF 2015-K720 Mortgage Trust
3.51%, 07/25/2022, Series 2015-K720, Class C(2)(5)	4,000,000	4,073,382
FREMF 2016-K52 Mortgage Trust
4.06%, 01/25/2049, Series 2016-K52, Class B(2)(5)	4,750,000	5,194,864
FREMF 2016-K59 Mortgage Trust
3.70%, 11/25/2049, Series 2016-K59, Class B(2)(5)	2,450,000	2,643,574
FREMF 2016-K722 Mortgage Trust
3.99%, 07/25/2049, Series 2016-K722, Class B(2)(5)	1,845,000	1,926,557
GCAT 2020-4 LLC
2.61%, 12/25/2025, Series 2020-4, Class A1(2)(3)	4,416,401	4,438,275
Ginnie Mae
0.00%, 03/16/2033, Series 2003-24, Class PO	4,642	4,601
0.00%, 06/16/2033, Series 2003-52, Class AP	26,391	25,172
0.00%, 10/20/2033, Series 2003-90, Class PO	3,918	3,834
0.00%, 06/20/2034, Series 2004-46, Class PO	42,455	41,587
0.00%, 08/20/2035, Series 2010-14, Class CO	97,693	91,232
0.00%, 10/20/2035, Series 2005-82, Class PO	22,742	20,541
0.00%, 11/20/2035, Series 2010-14, Class BO	33,183	30,971
0.00%, 03/20/2036, Series 2006-16, Class OP	27,943	26,093
0.00%, 05/20/2036, Series 2006-22, Class AO	39,229	38,153
0.00%, 07/20/2036, Series 2006-34, Class PO	5,344	5,144
0.00%, 03/20/2037, Series 2007-57, Class PO	67,171	65,188
0.00%, 04/16/2037, Series 2007-17, Class JO	53,918	48,724
0.00%, 05/20/2037, Series 2007-28, Class BO	7,963	7,400
0.00%, 06/16/2037, Series 2007-36, Class HO	13,913	13,027
0.00%, 06/16/2037, Series 2007-35, Class PO	138,725	131,939
0.00%, 09/20/2037, Series 2008-20, Class PO	4,052	4,042
0.00%, 11/16/2037, Series 2009-79, Class OK	145,592	137,289
0.00%, 01/20/2038, Series 2008-1, Class PO	5,505	5,195
0.00%, 12/20/2040, Series 2010-157, Class OP	303,797	286,387
0.38% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 05/16/2037, Series 2007-25, Class FN(1)	42,364	42,426
0.39% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.59% Cap), 08/20/2060, Series 2013-H03, Class FA(1)	691	691
0.39% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 11/20/2062, Series 2013-H02, Class HF(1)	4,320	4,317
0.41% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 01/20/2063, Series 2013-H01, Class JA(1)	630,247	630,192
0.43% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.00% Cap), 12/20/2062, Series 2012-H31, Class FD(1)	1,486,692	1,487,161
0.50% (1 Month LIBOR USD + 0.41%, 0.41% Floor, 11.00% Cap), 03/20/2063, Series 2013-H07, Class HA(1)	543,836	544,849
0.51% (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap), 02/20/2063, Series 2013-H04, Class SA(1)	163,741	164,222
0.52% (1 Month LIBOR USD + 0.43%, 0.43% Floor, 5.59% Cap), 04/20/2060, Series 2012-H24, Class FG(1)	8,592	8,606
0.53% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 11.00% Cap), 07/20/2065, Series 2015-H16, Class FL(1)	2,676,979	2,686,754
0.54% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 03/20/2060, Series 2012-H24, Class FA(1)	18,576	18,619
0.54% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 05/20/2062, Series 2012-H15, Class FA(1)	28	29
0.54% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2065, Series 2015-H18, Class FA(1)	1,084,085	1,087,208
0.54% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 08/20/2067, Series 2017-H19, Class FA(1)	2,003,808	2,007,731
0.56% (1 Month LIBOR USD + 0.47%, 0.47% Floor), 08/20/2061, Series 2011-H19, Class FA(1)	351,567	352,572
0.56% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 10.50% Cap), 03/20/2063, Series 2013-H07, Class GA(1)	186,850	187,322
0.56% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 06/20/2063, Series 2013-H14, Class FD(1)	1,314,264	1,317,895
0.56% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 07/20/2064, Series 2014-H14, Class GF(1)	2,286,296	2,292,582
0.56% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 09/20/2064, Series 2014-H19, Class FE(1)	3,056,035	3,068,928
0.56% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 08/20/2065, Series 2015-H20, Class FA(1)	447,894	449,963
0.57% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 02/20/2065, Series 2015-H05, Class FC(1)	2,957,835	2,967,539
0.57% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 03/20/2065, Series 2015-H08, Class FC(1)	5,725,605	5,751,565
0.57% (1 Month LIBOR USD + 0.48%, 11.00% Cap), 04/20/2065, Series 2015-H10, Class FC(1)	4,514,885	4,537,047
0.57% (1 Month LIBOR USD + 0.47%, 11.00% Cap), 02/20/2065, Series 2015-H07, Class ES(1)	1,266,332	1,270,059
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 10.66% Cap), 03/20/2061, Series 2011-H11, Class FA(1)	1,265,071	1,270,048
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 01/20/2063, Series 2013-H01, Class TA(1)	6,779	6,805
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2064, Series 2014-H11, Class VA(1)	1,760,977	1,771,265
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H15, Class FA(1)	1,432,922	1,441,065
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H17, Class FC(1)	1,708,107	1,715,048
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 12/20/2064, Series 2015-H03, Class FA(1)	1,912,236	1,918,787
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2067, Series 2017-H14, Class FV(1)	4,793,365	4,819,426
0.60% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap), 10/20/2062, Series 2012-H29, Class FA(1)	1,236,263	1,240,347
0.64% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 10/20/2061, Series 2012-H26, Class JA(1)	2,294	2,301
0.64% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 04/20/2062, Series 2013-H07, Class MA(1)	1,059	1,063
0.64% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 07/20/2062, Series 2012-H26, Class MA(1)	4,717	4,744
0.65% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 11.00% Cap), 03/20/2067, Series 2017-H09, Class DF(1)	4,716,560	4,753,335
0.67% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 09/20/2062, Series 2012-H28, Class FA(1)	13,931	13,986
0.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 4.60% Cap), 10/20/2062, Series 2012-H24, Class FE(1)	9,666	9,734
0.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 04/20/2064, Series 2014-H10, Class TA(1)	2,338,674	2,363,018
0.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 04/20/2064, Series 2014-H09, Class TA(1)	2,627,471	2,640,585
0.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 05/20/2064, Series 2014-H07, Class FA(1)	4,278,748	4,317,942

0.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 10/20/2064, Series 2014-H20, Class LF(1)	1,187,963	1,196,956
0.74% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/20/2061, Series 2012-H21, Class DF(1)	13,385	13,494
0.74% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 01/20/2064, Series 2014-H01, Class FD(1)	2,017,940	2,030,308
0.74% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 02/20/2064, Series 2014-H04, Class FB(1)	3,930,494	3,955,431
0.74% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 03/20/2064, Series 2014-H06, Class HB(1)	1,625,183	1,635,728
0.78% (1 Month LIBOR USD + 0.69%, 0.69% Floor, 11.00% Cap), 02/20/2064, Series 2014-H05, Class FA(1)	2,285,503	2,312,239
0.79% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 05/20/2061, Series 2012-H21, Class CF(1)	13,129	13,252
0.79% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.00% Cap), 04/20/2062, Series 2012-H08, Class FS(1)	675,192	682,210
0.91% (1 Month LIBOR USD + 0.82%, 0.82% Floor, 7.00% Cap), 07/20/2038, Series 2008-58, Class FA(1)	229,856	233,784
1.37% (1 Month LIBOR USD + 1.28%, 1.28% Floor), 02/20/2071, Series 2021-H03, Class LF(1)	15,052,730	15,974,965
1.65%, 01/20/2063, Series 2013-H01, Class FA	48,115	48,238
1.65%, 02/20/2063, Series 2013-H04, Class BA	61,074	61,516
1.65%, 04/20/2063, Series 2013-H09, Class HA	34,342	34,484
1.68%, 06/20/2067, Series 2017-H14, Class XI(5)	10,892,596	777,732
2.00%, 10/01/2051(9)	31,555,000	32,009,836
2.17%, 05/20/2067, Series 2017-H11, Class LI(5)	11,140,517	1,225,067
2.50%, 07/20/2047, Series 2017-101, Class AB	2,877,927	3,003,194
2.50%, 10/01/2051(9)	47,970,000	49,519,656
3.00%, 12/20/2041, Series 2011-157, Class UY	1,000,000	1,069,876
3.00%, 10/20/2045, Series 2015-144, Class HP	899,200	958,681
3.00%, 02/20/2047, Series 2018-7, Class GA	1,427,700	1,472,107
3.00%, 09/20/2047, Series 2017-139, Class BA	1,218,957	1,286,436
3.00%, 11/20/2047, Series 2017-163, Class PT	4,750,689	5,028,621
3.00%, 10/01/2051(9)	44,130,000	46,105,507
3.50%, 07/20/2046, Series 2018-160, Class PA	2,035,067	2,109,481
3.50%, 09/20/2046, Series 2018-34, Class DL	1,266,381	1,359,298
3.68%, 01/20/2042, Series 2012-141, Class WC(5)	204,587	222,600
3.99%, 09/16/2042, Series 2012-141, Class WB(5)	120,933	134,163
4.48%, 04/20/2043, Series 2013-91, Class WA(5)	167,017	183,511
4.54%, 11/16/2041, Series 2012-141, Class WA(5)	233,158	259,061
4.58%, 10/20/2041, Series 2014-188, Class W(5)	368,646	408,251
4.71%, 09/20/2041, Series 2013-26, Class AK(5)	216,981	245,096
4.73%, 10/20/2042, Series 2014-41, Class W(5)	692,007	775,506
4.77%, 03/20/2048, Series 2020-30, Class PT(5)	8,561,833	9,634,580
4.89%, 11/20/2042, Series 2013-54, Class WA(5)	138,049	156,209
5.13%, 06/20/2040, Series 2013-75, Class WA(5)	104,561	118,980
5.21%, 07/20/2060, Series 2010-H17, Class XQ(5)	5,010	5,237
5.40%, 01/20/2039, Series 2014-6, Class W(5)	448,798	511,811
5.50%, 01/16/2033, Series 2011-43, Class ZQ	239,451	253,115
5.50%, 04/20/2033, Series 2003-25, Class PZ	131,605	138,905
5.50%, 03/16/2034, Series 2004-17, Class MZ	1,935,383	2,126,383
5.50%, 07/20/2035, Series 2005-56, Class IC	16,921	2,729
5.50%, 09/20/2035, Series 2005-72, Class AZ	93,215	104,847
5.50%, 10/16/2037, Series 2008-32, Class PI	57,365	2,265
5.50%, 02/20/2038, Series 2008-17, Class IO	18,656	838
5.50%, 05/20/2039, Series 2009-33, Class CI	21,178	2,797
5.50%, 09/20/2039, Series 2009-75, Class MN	317,000	370,310
5.50%, 10/20/2039, Series 2009-87, Class BE	540,680	615,916
5.53%, 01/20/2038, Series 2015-137, Class WA(5)	420,150	489,753
5.56%, 10/20/2036, Series 2006-57, Class PZ	99,470	107,593
5.58%, 08/20/2038, Series 2012-59, Class WA(5)	156,466	178,762
5.59%, 07/20/2040, Series 2011-137, Class WA(5)	146,832	170,766
5.61% (1 Month LIBOR USD + 5.70%, 5.70% Cap), 12/20/2038, Series 2008-93, Class AS(1)(4)	137,040	16,742
5.70%, 08/20/2034, Series 2010-103, Class WA(5)	50,968	58,013
5.75%, 02/20/2036, Series 2006-20, Class QA	8,763	9,034
5.75%, 07/20/2038, Series 2008-69, Class QD	67,421	71,418
5.81% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 09/20/2038, Series 2008-76, Class US(1)(4)	126,913	19,204
5.83%, 10/20/2033, Series 2010-41, Class WA(5)	92,645	103,664
5.86% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 02/20/2039, Series 2009-10, Class SA(1)(4)	101,147	14,007
5.86% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 06/20/2039, Series 2009-43, Class SA(1)(4)	97,366	11,536
5.88%, 02/20/2037, Series 2011-22, Class WA(5)	34,295	39,271
5.88%, 12/20/2038, Series 2011-163, Class WA(5)	374,101	432,699
5.91% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 11/20/2037, Series 2007-73, Class MI(1)(4)	93,463	10,648
5.91% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/20/2038, Series 2009-106, Class ST(1)(4)	777,901	116,806
5.91% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 08/20/2038, Series 2008-71, Class SC(1)(4)	35,815	4,547
5.91% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 12/20/2038, Series 2008-96, Class SL(1)(4)	75,863	6,528
5.94%, 04/20/2037, Series 2010-129, Class AW(5)	63,299	72,260
5.95% (1 Month LIBOR USD + 6.04%, 6.04% Cap), 02/20/2039, Series 2009-6, Class SH(1)(4)	61,291	7,793
5.99% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 11/20/2034, Series 2004-96, Class SC(1)(4)	144,357	458
5.99% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 06/20/2039, Series 2009-42, Class SC(1)(4)	135,118	19,381
6.00%, 02/20/2029, Series 1999-4, Class ZB	50,383	50,386
6.00%, 09/16/2033, Series 2003-75, Class ZX	75,024	83,826
6.00%, 06/20/2034, Series 2004-49, Class Z	170,441	191,181
6.00%, 12/20/2035, Series 2005-91, Class PI	34,626	4,986
6.00%, 06/20/2038, Series 2008-50, Class KB	63,349	72,366
6.00%, 12/20/2038, Series 2009-65, Class IQ	9,265	231
6.00%, 05/20/2039, Series 2009-33, Class TI	29,594	5,090
6.00% (1 Month LIBOR USD + 6.09%, 6.09% Cap), 09/20/2039, Series 2009-81, Class SB(1)(4)	262,030	48,159
6.01% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 10/20/2034, Series 2004-90, Class SI(1)(4)	251,804	37,037
6.02% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 02/16/2039, Series 2009-6, Class SA(1)(4)	56,471	4,724
6.02% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 07/16/2039, Series 2009-64, Class SN(1)(4)	144,583	17,971
6.06% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 07/20/2038, Series 2008-60, Class CS(1)(4)	101,184	11,846
6.07% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 02/16/2039, Series 2009-11, Class SC(1)(4)	69,139	6,953
6.11%, 11/20/2038, Series 2011-97, Class WA(5)	100,846	117,113
6.11% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/20/2037, Series 2007-9, Class CI(1)(4)	101,078	14,697
6.11% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 04/20/2037, Series 2007-19, Class SD(1)(4)	52,387	5,005
6.11% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037, Series 2007-27, Class SD(1)(4)	100,873	14,023
6.11% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037, Series 2007-26, Class SC(1)(4)	92,560	14,343
6.11% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/20/2038, Series 2008-55, Class SA(1)(4)	29,455	4,294
6.11% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 09/20/2038, Series 2008-81, Class S(1)(4)	261,874	23,231
6.16% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 06/20/2037, Series 2007-36, Class SJ(1)(4)	76,199	7,694
6.17% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 08/16/2039, Series 2009-72, Class SM(1)(4)	150,879	21,765
6.18% (1 Month LIBOR USD + 6.27%, 6.27% Cap), 04/20/2039, Series 2009-22, Class SA(1)(4)	178,786	26,879
6.21% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 09/20/2035, Series 2005-68, Class KI(1)(4)	341,884	68,087
6.21% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 04/20/2038, Series 2008-36, Class SH(1)(4)	120,638	416
6.21% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039, Series 2009-31, Class TS(1)(4)	79,419	5,748
6.32% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/16/2038, Series 2008-40, Class SA(1)(4)	418,373	72,295

6.32% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 11/16/2039, Series 2009-106, Class AS(1)(4)	209,775	37,008
6.39% (1 Month LIBOR USD + 6.47%, 6.47% Cap), 06/16/2037, Series 2007-36, Class SE(1)(4)	59,658	6,594
6.41% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/20/2036, Series 2006-38, Class SW(1)(4)	2,552	109
6.41% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 11/20/2037, Series 2007-76, Class SB(1)(4)	180,210	17,965
6.42% (1 Month LIBOR USD + 6.51%, 6.51% Cap), 11/20/2037, Series 2007-67, Class SI(1)(4)	101,568	16,784
6.46% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 11/16/2037, Series 2007-74, Class SL(1)(4)	97,966	10,720
6.46% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/20/2037, Series 2007-53, Class ES(1)(4)	81,054	11,155
6.46% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/20/2037, Series 2007-72, Class US(1)(4)	81,423	9,847
6.46% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/20/2037, Series 2007-79, Class SY(1)(4)	119,925	16,040
6.47% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/16/2033, Series 2003-97, Class SA(1)(4)	47,682	4,317
6.47% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/16/2033, Series 2003-112, Class SA(1)(4)	49,730	4,972
6.47% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/16/2034, Series 2004-73, Class JL(1)(4)	177,751	33,260
6.50%, 07/20/2032, Series 2002-52, Class GH	44,199	44,203
6.50%, 01/20/2033, Series 2003-58, Class BE	61,825	65,756
6.50%, 03/20/2033, Series 2003-46, Class TC	36,194	38,935
6.50%, 03/20/2033, Series 2003-40, Class TJ	123,345	132,101
6.50%, 05/20/2033, Series 2003-46, Class MG	48,145	52,900
6.50%, 07/20/2036, Series 2006-33, Class Z	168,457	195,857
6.50%, 08/20/2036, Series 2006-38, Class ZK	223,380	247,794
6.50%, 03/20/2039, Series 2009-14, Class KI	35,105	6,124
6.50%, 03/20/2039, Series 2009-14, Class NI	76,531	16,359
6.51% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 05/20/2041, Series 2011-75, Class SM(1)(4)	191,056	24,899
6.55% (1 Month LIBOR USD + 6.64%, 6.64% Cap), 07/20/2037, Series 2007-45, Class QA(1)(4)	117,540	16,466
6.59% (1 Month LIBOR USD + 6.68%, 6.68% Cap), 07/20/2037, Series 2007-40, Class SN(1)(4)	113,930	19,050
6.61% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/20/2036, Series 2006-59, Class SD(1)(4)	50,889	7,025
6.66% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 01/20/2035, Series 2005-3, Class SK(1)(4)	166,436	34,211
6.66% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 07/20/2037, Series 2007-40, Class SD(1)(4)	80,184	12,127
6.69% (1 Month LIBOR USD + 6.78%, 6.78% Cap), 08/20/2037, Series 2007-50, Class AI(1)(4)	26,927	100
6.71% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 06/20/2035, Series 2008-79, Class CS(1)(4)	84,522	90,903
6.71% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 11/20/2036, Series 2006-65, Class SA(1)(4)	90,269	10,426
6.73% (1 Month LIBOR USD + 6.81%, 6.81% Cap), 04/16/2037, Series 2007-17, Class JI(1)(4)	138,955	29,523
7.00% (1 Month LIBOR USD + 44.50%, 7.00% Cap), 09/20/2034, Series 2004-71, Class ST(1)(4)	18,240	19,660
7.00%, 08/16/2039, Series 2009-104, Class AB	53,245	57,009
7.00%, 10/16/2040, Series 2010-130, Class CP	271,498	322,603
7.21% (1 Month LIBOR USD + 7.30%, 7.30% Cap), 12/20/2038, Series 2008-95, Class DS(1)(4)	229,452	33,292
7.51% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 09/20/2038, Series 2009-25, Class SE(1)(4)	54,739	8,224
7.61% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/20/2033, Series 2003-12, Class SP(1)(4)	14,660	1,527
7.62% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 04/16/2038, Series 2008-33, Class XS(1)(4)	52,885	8,513
8.17% (1 Month LIBOR USD + 8.25%, 8.25% Cap), 08/16/2031, Series 2001-35, Class SA(1)(4)	9,829	36
13.23% (1 Month LIBOR USD + 13.40%, 13.40% Cap), 10/20/2037, Series 2008-7, Class SP(1)(4)	14,175	15,982
14.07% (1 Month LIBOR USD + 14.26%, 14.26% Cap), 10/16/2034, Series 2004-83, Class AP(1)(4)	812	875
14.68% (1 Month LIBOR USD + 14.86%, 14.86% Cap), 08/17/2034, Series 2004-73, Class AE(1)(4)	925	938
16.23% (1 Month LIBOR USD + 16.43%, 16.43% Cap), 06/17/2035, Series 2005-68, Class DP(1)(4)	53,701	66,095
16.53% (1 Month LIBOR USD + 16.72%, 16.72% Cap), 05/18/2034, Series 2005-7, Class JM(1)(4)	1,245	1,513
19.43% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 04/16/2034, Series 2004-28, Class S(1)(4)	25,257	35,354
19.69% (1 Month LIBOR USD + 19.95%, 19.95% Cap), 11/20/2037, Series 2008-7, Class SK(1)(4)	9,846	12,372
19.94% (1 Month LIBOR USD + 20.21%, 20.21% Cap), 09/20/2037, Series 2007-53, Class SW(1)(4)	18,948	24,547
20.55% (1 Month LIBOR USD + 20.83%, 20.83% Cap), 08/16/2035, Series 2005-66, Class SP(1)(4)	10,004	14,527
22.40% (1 Month LIBOR USD + 22.73%, 22.73% Cap), 08/20/2035, Series 2005-65, Class SA(1)(4)	3,093	4,855
24.07% (1 Month LIBOR USD + 24.38%, 24.38% Cap), 10/16/2034, Series 2004-89, Class LS(1)(4)	14,204	22,023
29.04% (1 Month LIBOR USD + 29.46%, 29.46% Cap), 09/20/2034, Series 2004-71, Class SB(1)(4)	18,240	27,854
Ginnie Mae I Pool
3.00%, 05/15/2043	341,683	365,428
3.00%, 07/15/2045	803,897	846,207
3.50%, 01/15/2042	2,664,963	2,866,085
3.50%, 03/15/2043	881,479	991,764
3.50%, 04/15/2043	2,329,332	2,508,358
3.50%, 06/15/2043	1,144,436	1,232,483
3.50%, 07/15/2043	398,891	448,810
4.00%, 06/15/2039	242,528	266,684
4.00%, 10/15/2040	119,907	132,453
4.50%, 04/15/2040	947,900	1,067,961
5.50%, 04/15/2033	188,987	219,199
5.50%, 06/15/2033	1,698	1,932
5.50%, 12/15/2033	7,308	8,467
5.50%, 07/15/2034	2,695	3,023
5.50%, 09/15/2034	2,850	3,176
6.00%, 11/15/2028	4,430	4,960
6.50%, 01/15/2024	1,464	1,636
6.50%, 03/15/2028	5,684	6,350
6.50%, 09/15/2028	12,073	13,487
6.50%, 10/15/2028	507	567
6.50%, 01/15/2032	36,773	42,804
6.50%, 07/15/2032	2,023	2,260
6.50%, 02/15/2033	7,666	8,602
6.50%, 04/15/2033	5,386	6,051
6.50%, 12/15/2035	42,956	49,837
7.00%, 08/15/2023	66	66
7.00%, 09/15/2023	2,050	2,072
7.00%, 11/15/2023	156	163
7.00%, 02/15/2024	559	561
7.00%, 09/15/2031	48,727	56,513
7.00%, 02/15/2033	5,021	5,679
7.00%, 06/15/2033	13,569	16,240
7.00%, 06/15/2035	118,261	137,936
7.00%, 04/15/2037	12,559	13,832
7.50%, 03/15/2023	51	51
7.50%, 11/15/2026	284	285
7.50%, 07/15/2027	683	686
7.50%, 07/15/2028	488	494
7.50%, 09/15/2028	2,050	2,229
7.50%, 10/15/2037	24,493	28,603
8.00%, 08/15/2028	691	694
9.50%, 10/15/2024	69	70
9.50%, 12/15/2025	1	1
Ginnie Mae II Pool
1.87% (1 Year CMT Index + 1.78%, 1.79% Floor, 6.86% Cap), 08/20/2071(1)	10,075,569	11,011,269
1.91% (1 Year CMT Index + 1.84%, 1.84% Floor, 6.91% Cap), 08/20/2071(1)	9,995,711	10,955,017

2.00%, 03/20/2051	5,721,452	5,808,797
2.50%, 12/20/2046	1,449,616	1,505,352
2.50%, 01/20/2050	3,624,847	3,743,571
2.50%, 09/20/2050	3,879,487	4,008,568
2.50%, 09/20/2050	5,978,470	6,234,738
2.50%, 03/20/2051	16,784,881	17,368,189
2.50%, 03/20/2051	21,216,640	21,919,656
2.50%, 06/20/2051	17,145,108	17,719,769
2.50%, 08/20/2051	71,167,379	73,472,189
2.93%, 10/20/2070(5)	8,549,552	8,955,071
3.00%, 06/20/2042	181,394	192,159
3.00%, 08/20/2042	2,436,708	2,580,144
3.00%, 11/20/2042	1,362,584	1,442,806
3.00%, 12/20/2042	696,069	737,059
3.00%, 01/20/2043	691,810	732,544
3.00%, 04/20/2043	1,717,404	1,818,618
3.00%, 09/20/2043	533,139	564,505
3.00%, 10/20/2043	82,820	87,690
3.00%, 01/20/2044	466,720	494,130
3.00%, 07/20/2044	188,582	199,655
3.00%, 12/20/2044	310,438	327,764
3.00%, 04/20/2045	2,848,810	3,002,187
3.00%, 05/20/2045	509,811	537,266
3.00%, 07/20/2045	1,194,997	1,259,443
3.00%, 10/20/2045	1,354,956	1,427,868
3.00%, 11/20/2045	325,359	342,865
3.00%, 02/20/2046	474,595	501,491
3.00%, 04/20/2046	2,934,679	3,090,678
3.00%, 05/20/2046	124,475	131,019
3.00%, 07/20/2046	2,428,356	2,556,037
3.00%, 08/20/2046	2,796,939	2,945,898
3.00%, 09/20/2046	843,234	887,639
3.00%, 01/20/2047	1,944,308	2,045,987
3.00%, 02/20/2047	2,824,704	2,976,378
3.00%, 03/20/2047	302,586	318,828
3.00%, 07/20/2049	1,995,209	2,087,065
3.00%, 12/20/2049(7)	11,085,806	11,596,174
3.00%, 01/20/2050	1,307,137	1,367,315
3.00%, 04/20/2050	1,839,144	1,923,815
3.00%, 09/20/2050	3,136,145	3,345,807
3.00%, 09/20/2050	9,372,821	10,164,974
3.00%, 12/20/2070(5)	3,837,971	4,036,623
3.06%, 09/20/2070(5)	4,910,035	5,153,494
3.09%, 06/20/2070(5)	5,432,492	5,738,589
3.50%, 10/20/2042	2,708,694	2,928,690
3.50%, 11/20/2042	940,942	1,017,276
3.50%, 05/20/2043	651,322	704,099
3.50%, 03/20/2045	725,716	774,684
3.50%, 04/20/2045	5,549,743	5,920,787
3.50%, 10/20/2045	4,657,426	4,965,812
3.50%, 01/20/2046	2,826,474	3,015,339
3.50%, 02/20/2046	10,126,178	10,796,025
3.50%, 03/20/2046	1,233,923	1,312,506
3.50%, 04/20/2046	18,199,576	19,299,999
3.50%, 05/20/2046	5,837,768	6,203,349
3.50%, 06/20/2046	2,672,366	2,849,365
3.50%, 07/20/2046(7)	5,277,459	5,601,868
3.50%, 08/20/2046	777,144	826,532
3.50%, 09/20/2046	612,468	650,822
3.50%, 11/20/2046	940,665	998,647
3.50%, 12/20/2046	4,089,738	4,345,941
3.50%, 01/20/2047	297,946	316,524
3.50%, 02/20/2047	3,755,893	3,985,210
3.50%, 03/20/2047	3,261,782	3,454,984
3.50%, 04/20/2047	431,696	454,257
3.50%, 05/20/2047	4,341,923	4,598,906
3.50%, 06/20/2047	2,287,182	2,422,703
3.50%, 08/20/2047	390,942	414,526
3.50%, 11/20/2047	7,848,872	8,314,122
3.50%, 12/20/2047	1,308,884	1,387,723
3.50%, 04/20/2048	3,702,931	3,920,090
3.50%, 06/20/2049	1,361,747	1,432,758
3.50%, 11/20/2049	4,565,691	4,849,766
3.50%, 08/20/2050	9,223,501	10,047,451
3.50%, 01/20/2051	10,696,059	11,769,923
4.00%, 10/20/2040	1,144,915	1,253,162
4.00%, 06/20/2042	1,561,304	1,721,271
4.00%, 10/20/2042	3,631,401	3,979,977
4.00%, 12/20/2042	1,741,878	1,909,200
4.00%, 02/20/2043	751,399	822,176
4.00%, 10/20/2043	2,165,374	2,368,423
4.00%, 11/20/2044	1,227,548	1,342,813
4.00%, 12/20/2044	895,680	978,122
4.00%, 03/20/2045	236,996	259,149
4.00%, 05/20/2045	2,863,883	3,118,018
4.00%, 06/20/2045	584,337	638,004
4.00%, 08/20/2045	5,785,213	6,313,761
4.00%, 10/20/2045	1,792,621	1,920,809
4.00%, 11/20/2045	2,571,713	2,805,712
4.00%, 12/20/2045	67,187	73,322
4.00%, 01/20/2046	849,721	923,915
4.00%, 02/20/2046	288,577	313,752
4.00%, 03/20/2046	555,600	595,312
4.00%, 04/20/2046	1,460,373	1,564,732
4.00%, 05/20/2046	2,461,399	2,675,997
4.00%, 06/20/2046	1,173,346	1,275,628
4.00%, 11/20/2046	1,053,912	1,129,102
4.00%, 02/20/2047	1,599,999	1,714,291

4.00%, 03/20/2047	3,229,836	3,460,402
4.00%, 05/20/2047	260,275	277,070
4.00%, 05/20/2047	271,925	291,320
4.00%, 06/20/2047	2,024,910	2,171,286
4.00%, 07/20/2047	4,750,809	5,089,372
4.00%, 09/20/2047	1,516,119	1,624,157
4.00%, 12/20/2047	2,168,676	2,323,089
4.00%, 01/20/2048	1,193,793	1,278,793
4.00%, 06/20/2048	3,673,865	3,913,128
4.00%, 01/20/2050	4,758,901	5,073,102
4.25%, 12/20/2047	1,345,856	1,498,831
4.39%, 05/20/2063(5)	1,381	1,406
4.50%, 06/20/2040	396,548	434,699
4.50%, 01/20/2041	349,128	391,230
4.50%, 03/20/2041	309,615	344,585
4.50%, 05/20/2041	153,202	170,788
4.50%, 06/20/2041	1,095,497	1,223,264
4.50%, 09/20/2041	369,055	412,437
4.50%, 09/20/2043	881,086	984,159
4.50%, 10/20/2043	1,684,645	1,879,667
4.50%, 12/20/2043	937,195	1,045,688
4.50%, 10/20/2045	10,298,341	11,376,662
4.50%, 01/20/2046	1,423,297	1,579,697
4.50%, 07/20/2046	730,226	810,341
4.50%, 09/20/2046	1,206,402	1,348,143
4.50%, 11/20/2046	2,079,386	2,318,109
4.50%, 03/20/2047	379,475	411,246
4.50%, 07/20/2047	3,732,624	4,043,475
4.50%, 08/20/2047	945,736	1,024,553
4.50%, 09/20/2047	4,879,723	5,286,490
4.50%, 01/20/2048	750,403	809,944
4.50%, 02/20/2048	3,488,372	3,765,867
4.50%, 03/20/2048	361,882	389,183
4.50%, 04/20/2048	311,311	333,655
4.50%, 04/20/2048	1,767,114	1,930,356
4.50%, 04/20/2048	1,923,472	2,080,568
4.50%, 04/20/2048	2,315,247	2,540,139
4.50%, 05/20/2048	1,126,994	1,207,919
4.50%, 05/20/2048	3,090,236	3,305,897
4.50%, 05/20/2048	3,818,999	4,173,449
4.50%, 09/20/2048	768,952	823,505
4.50%, 11/20/2049	7,634,253	8,337,587
5.00%, 10/20/2037	194,674	221,072
5.00%, 07/20/2040	105,079	119,436
5.00%, 06/20/2044	470,243	536,224
5.00%, 07/20/2044	414,911	472,550
5.00%, 08/20/2045	488,112	549,974
5.00%, 09/20/2046	1,155,963	1,318,148
5.00%, 10/20/2047	195,495	214,251
5.00%, 11/20/2047	929,451	1,017,355
5.00%, 06/20/2048	1,580,263	1,726,436
5.00%, 07/20/2048	552,219	609,688
5.00%, 07/20/2048	3,028,498	3,284,355
5.00%, 02/20/2049	5,586,376	6,030,487
5.00%, 07/20/2049	513,197	570,109
5.00%, 08/20/2049	7,522,126	8,309,965
5.50%, 09/20/2039	69,085	79,428
6.00%, 03/20/2028	3,852	4,353
6.00%, 11/20/2033	2,900	3,396
6.00%, 09/20/2038	266,086	307,738
6.00%, 11/20/2038	1,397	1,557
6.00%, 08/20/2039	122,582	140,850
6.50%, 07/20/2029	45,455	51,607
7.00%, 08/20/2038	12,176	14,311
7.50%, 02/20/2028	767	848
7.50%, 09/20/2028	2,069	2,286
8.00%, 12/20/2025	249	269
8.00%, 06/20/2026	647	706
8.00%, 08/20/2026	509	563
8.00%, 09/20/2026	616	685
8.00%, 11/20/2026	538	601
8.00%, 10/20/2027	1,284	1,419
8.00%, 11/20/2027	1,209	1,334
8.00%, 12/20/2027	646	721
8.00%, 08/20/2028	28	28
8.00%, 09/20/2028	207	208
8.50%, 03/20/2025	140	142
8.50%, 04/20/2025	544	565
8.50%, 05/20/2025	745	777
GMACM Mortgage Loan Trust 2005-AR3
3.08%, 06/19/2035, Series 2005-AR3, Class 3A4(5)	45,229	43,943
GS Mortgage Securities Corp. II
4.26%, 07/10/2051, Series 2018-GS10, Class A3(5)	28,521,000	31,060,416
GS Mortgage Securities Corp. Trust 2012-ALOHA
3.55%, 04/10/2034, Series 2012-ALOH, Class A(2)	4,200,000	4,229,165
GS Mortgage Securities Corp. Trust 2021-RENT
0.78% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 11/21/2035, Series 2021-RENT, Class A(1)(2)	5,125,000	5,128,306
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045, Series 2012-GCJ9, Class A3	12,826,934	13,042,049
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046, Series 2013-GC13, Class A4(5)	5,880,000	6,056,494
GS Mortgage Securities Trust 2013-GC16
1.19%, 11/10/2046, Series 2013-GC16, Class XA(5)	15,762,313	273,380
GS Mortgage Securities Trust 2013-GCJ12
3.14%, 06/10/2046, Series 2013-GC12, Class A4	1,260,000	1,305,049
GS Mortgage Securities Trust 2014-GC18
4.07%, 01/10/2047, Series 2014-GC18, Class A4	8,419,000	8,952,356

GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047, Series 2014-GC26, Class A4	7,918,981	8,323,276
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048, Series 2015-GC28, Class A4	8,722,029	9,162,499
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049, Series 2016-GS4, Class A3	12,000,000	12,701,796
3.44%, 11/10/2049, Series 2016-GS4, Class A4(5)	1,317,000	1,432,838
GS Mortgage Securities Trust 2020-GC45
2.91%, 02/13/2053, Series 2020-GC45, Class A5	2,550,000	2,712,595
GSMPS Mortgage Loan Trust 2004-4
0.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 06/25/2034, Series 2004-4, Class 1AF(1)(2)	43,416	38,260
GSMPS Mortgage Loan Trust 2005-RP2
0.44% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 03/25/2035, Series 2005-RP2, Class 1AF(1)(2)	74,862	70,785
GSMPS Mortgage Loan Trust 2005-RP3
0.44% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 09/25/2035, Series 2005-RP3, Class 1AF(1)(2)	494,970	427,267
4.22%, 09/25/2035, Series 2005-RP3, Class 1AS(2)(5)	364,924	40,336
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033, Series 2003-3F, Class 4A3	6,942	7,220
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034, Series 2004-13F, Class 3A3	39,960	41,926
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034, Series 2004-6F, Class 2A4	36,443	37,986
6.50%, 05/25/2034, Series 2004-6F, Class 3A4	25,879	27,996
GSR Mortgage Loan Trust 2005-5F
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap), 06/25/2035, Series 2005-5F, Class 8A3(1)	12,841	12,573
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035, Series 2005-7F, Class 3A9	61,140	63,918
GSR Mortgage Loan Trust 2005-AR6
2.78%, 09/25/2035, Series 2005-AR6, Class 3A1(5)	4,078	4,132
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036, Series 2006-1F, Class 1A3	24,337	37,891
6.00%, 02/25/2036, Series 2006-1F, Class 2A4	218,725	151,753
Headlands Residential 2019-RPL1 LLC
3.97%, 06/25/2024, Series 2019-RPL1(2)(3)	147,256	147,530
Headlands Residential LLC
3.88%, 11/25/2024, Series 2017-RPL1, Class A(2)(3)	6,170,000	6,215,211
Home Re 2018-1 Ltd.
1.69% (1 Month LIBOR USD + 1.60%), 10/25/2028, Series 2018-1, Class M1(1)(2)	556,358	557,132
Home RE 2019-1 Ltd.
1.74% (1 Month LIBOR USD + 1.65%), 05/25/2029, Series 2019-1, Class M1(1)(2)	513,119	513,119
Home RE 2021-2 Ltd.
1.30% (30-day Average Secured Overnight Financing Rate + 1.25%), 01/25/2034, Series 2021-2, Class M1A(1)(2)	6,040,000	6,039,999
Impac CMB Trust Series 2004-4
5.16%, 09/25/2034, Series 2004-4, Class 2A2(3)	6,876	7,310
Impac CMB Trust Series 2004-7
0.83% (1 Month LIBOR USD + 0.74%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 1A1(1)	493,071	500,985
Impac CMB Trust Series 2005-4
0.69% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 10.25% Cap), 05/25/2035, Series 2005-4, Class 2A1(1)	82,941	83,892
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033, Series 2003-2, Class A1	47,102	46,217
Impac Secured Assets Trust 2006-1
0.79% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap), 05/25/2036, Series 2006-1, Class 2A1(1)	66,088	66,596
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(2)	5,445,000	5,724,261
JP Morgan Alternative Loan Trust
3.13%, 03/25/2036, Series 2006-A1, Class 2A1(5)	20,040	20,309
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.23%, 08/12/2037, Series 2005-CB11, Class X1(2)(5)	842,697	4
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.38%, 06/12/2043, Series 2006-CB15, Class X1(5)	1,460,513	7
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051, Series 2007-LD12, Class X(5)	846,500	8
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046, Series 2013-LC11, Class A5	7,152,087	7,354,922
JP Morgan Chase Commercial Mortgage Securities Trust 2019-BKWD
1.08% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 09/15/2029, Series 2019-BKWD, Class A(1)(2)	9,200,000	9,213,681
JP Morgan Mortgage Trust 2004-A3
2.30%, 07/25/2034, Series 2004-A3, Class 4A1(5)	3,456	3,594
JP Morgan Mortgage Trust 2004-A4
2.24%, 09/25/2034, Series 2004-A4, Class 1A1(5)	13,361	13,194
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034, Series 2004-S1, Class 1A7	4,197	4,380
JP Morgan Mortgage Trust 2005-A1
2.63%, 02/25/2035, Series 2005-A1, Class 3A4(5)	42,434	42,231
JP Morgan Mortgage Trust 2005-A4
2.30%, 07/25/2035, Series 2005-A4, Class 1A1(5)	44,321	46,181
JP Morgan Mortgage Trust 2006-A2
2.23%, 08/25/2034, Series 2006-A2, Class 4A1(5)	277,099	292,586
2.36%, 11/25/2033, Series 2006-A2, Class 5A3(5)	139,967	141,988
JP Morgan Mortgage Trust 2006-A3
2.58%, 08/25/2034, Series 2006-A3, Class 6A1(5)	44,154	44,805
JP Morgan Mortgage Trust 2006-A7
3.14%, 01/25/2037, Series 2006-A7, Class 2A2(5)	34,910	33,090
3.14%, 01/25/2037, Series 2006-A7, Class 2A4R(5)	61,237	57,238
JP Morgan Mortgage Trust 2007-A1
2.50%, 07/25/2035, Series 2007-A1, Class 5A1(5)	33,942	34,837
2.50%, 07/25/2035, Series 2007-A1, Class 5A2(5)	517,758	531,428
JP Morgan Mortgage Trust 2007-A2
3.00%, 04/25/2037, Series 2007-A2, Class 2A3(5)	129,849	116,240
JPMBB Commercial Mortgage Securities Trust 2013-C17
3.93%, 01/15/2047, Series 2013-C17, Class A3	2,138,291	2,208,430
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047, Series 2014-C19, Class A3	667,277	671,735
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047, Series 2014-C25, Class A4A1	7,374,743	7,788,373
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.46%, 03/15/2050, Series 2017-JP5, Class A4	12,460,000	13,368,323

JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050, Series 2017-JP7, Class A4	20,000,000	21,278,010
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036, Series 2013-GCP, Class A2(2)	1,027,000	1,136,771
LB-UBS Commercial Mortgage Trust 2007-C2
0.25%, 02/15/2040, Series 2007-C2, Class XW(5)	239,716	4
LCCM 2017-LC26
3.29%, 07/12/2050, Series 2017-LC26, Class A3(2)	20,300,000	21,529,457
Legacy Mortgage Asset Trust 2019-GS6
3.00%, 06/25/2059, Series 2019-GS6, Class A1(2)(3)	768,296	770,911
Legacy Mortgage Asset Trust 2019-PR1
3.86%, 09/25/2059, Series 2019-PR1, Class A1(2)(3)	14,146,788	14,203,658
Legacy Mortgage Asset Trust 2020-GS1
2.88%, 10/25/2059, Series 2020-GS1, Class A1(2)(3)	4,991,840	5,011,506
Legacy Mortgage Asset Trust 2021-GS1
1.89%, 10/25/2066, Series 2021-GS1, Class A1(2)(3)	6,031,836	6,041,629
Legacy Mortgage Asset Trust 2021-GS2
1.75%, 04/25/2061, Series 2021-GS2, Class A1(2)(3)	6,356,387	6,362,885
Legacy Mortgage Asset Trust 2021-GS4
1.65%, 11/25/2060, Series 2021-GS4, Class A1(2)(3)	2,800,000	2,796,356
Lehman Mortgage Trust 2006-2
5.94%, 04/25/2036, Series 2006-2, Class 1A1(5)	42,925	35,735
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037, Series 2007-6, Class 1A8	13,825	14,007
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038, Series 2008-2, Class 1A6	245,159	124,948
LHOME Mortgage Trust 2019-RTL3
3.87%, 07/25/2024, Series 2019-RTL3, Class A1(2)	9,210,000	9,250,614
LHOME Mortgage Trust 2021-RTL1
2.09%, 09/25/2026, Series 2021-RTL1, Class A1(2)(5)	4,790,000	4,780,376
MASTR Adjustable Rate Mortgages Trust 2004-13
2.62%, 04/21/2034, Series 2004-13, Class 2A1(5)	70,571	71,104
MASTR Adjustable Rate Mortgages Trust 2004-15
2.62%, 12/25/2034, Series 2004-15, Class 3A1(5)	8,707	8,602
MASTR Adjustable Rate Mortgages Trust 2004-3
2.21%, 04/25/2034, Series 2004-3, Class 4A2(5)	19,113	19,248
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033, Series 2003-9, Class 2A1	23,325	24,371
6.00%, 01/25/2034, Series 2003-9, Class 8A1	15,166	15,820
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034, Series 2004-3, Class 3A1	147,114	150,884
6.25%, 04/25/2034, Series 2004-3, Class 2A1	30,718	31,458
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034, Series 2004-6, Class 30PO	19,227	16,350
6.00%, 07/25/2034, Series 2004-6, Class 7A1	13,437	14,149
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034, Series 2004-7, Class 30PO	13,449	11,377
MASTR Alternative Loan Trust 2005-6
5.50%, 12/25/2035, Series 2005-6, Class 3A1	13,614	13,070
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033, Series 2003-12, Class 30PO	1,613	1,494
5.00%, 12/25/2033, Series 2003-12, Class 6A1	7,876	8,006
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034, Series 2004-1, Class 30PO	1,308	1,043
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033, Series 2004-4, Class 1A6	26,436	27,513
MASTR Reperforming Loan Trust 2005-2
0.44% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 05/25/2035, Series 2005-2, Class 1A1F(1)(2)	729,963	388,670
MASTR Reperforming Loan Trust 2006-2
4.17%, 05/25/2036, Series 2006-2, Class 1A1(2)(5)	82,171	79,127
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035, Series 2005-PO, Class 3PO(2)	13,394	11,166
Mello Warehouse Securitization Trust 2020-1
0.99% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2053, Series 2020-1, Class A(1)(2)	5,585,000	5,598,877
Mello Warehouse Securitization Trust 2021-1
0.78% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 02/25/2055, Series 2021-1, Class A(1)(2)	8,500,000	8,519,458
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
1.24%, 06/25/2037, Series 2007-3, Class 1A3(5)	49,497	47,278
Merrill Lynch Mortgage Investors Trust Series 2003-A5
2.02%, 08/25/2033, Series 2003-A5, Class 2A6(5)	17,434	17,589
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
0.71% (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.75% Cap), 10/25/2028, Series 2003-E, Class A1(1)	46,001	46,750
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
0.73% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 11.75% Cap), 10/25/2028, Series 2003-F, Class A1(1)	46,733	47,148
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
2.07%, 12/25/2034, Series 2004-1, Class 2A1(5)	49,261	50,377
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
0.55% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 11.75% Cap), 04/25/2029, Series 2004-A, Class A1(1)	16,519	16,438
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
0.76% (6 Month LIBOR USD + 0.60%, 0.60% Floor, 11.75% Cap), 07/25/2029, Series 2004-C, Class A2(1)	32,087	32,075
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
2.62%, 08/25/2034, Series 2004-A4, Class A2(5)	42,233	43,074
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
2.82%, 02/25/2035, Series 2005-A2, Class A1(5)	73,535	74,742
MFA 2021-RPL1 Trust
1.13%, 07/25/2060, Series 2021-RPL1, Class A1(2)(5)	14,006,125	13,943,690
MHC Commercial Mortgage Trust 2021-MHC
1.43% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(2)	11,300,000	11,313,579
Mill City Mortgage Loan Trust 2021-NMR1
1.13%, 11/25/2060, Series 2021-NMR1, Class A1(2)(5)	2,978,706	2,989,032
ML-CFC Commercial Mortgage Trust 2006-4
1.37%, 12/12/2049, Series 2006-4, Class XC(2)(5)	17,954	1
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045, Series 2012-C6, Class A4	6,582,066	6,670,745
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048, Series 2015-C20, Class A4	3,652,000	3,892,742
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23

3.45%, 07/15/2050, Series 2015-C23, Class A3	17,606,533	18,862,870
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048, Series 2015-C24, Class A3	4,921,008	5,248,908
3.73%, 05/15/2048, Series 2015-C24, Class A4	6,507,000	7,088,708
Morgan Stanley Capital I Trust 2006-IQ12
0.24%, 12/15/2043, Series 2006-IQ12, Class X1(2)(5)	168,403	80
Morgan Stanley Capital I Trust 2007-IQ13
0.64%, 03/15/2044, Series 2007-IQ13, Class X(2)(5)	409,945	5
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049, Series 2016-UB11, Class A3	20,000,000	20,915,850
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4	2,552,000	2,942,065
Morgan Stanley Capital I Trust 2021-L5
2.73%, 05/15/2054, Series 2021-L5, Class A4	4,023,000	4,216,551
Morgan Stanley Mortgage Loan Trust 2004-3
5.65%, 04/25/2034, Series 2004-3, Class 4A(5)	116,187	123,397
Morgan Stanley Mortgage Loan Trust 2004-9
3.23%, 10/25/2021, Series 2004-9, Class 4A(5)	7,561	7,476
Mortgage Repurchase Agreement Financing Trust
0.58% (1 Month LIBOR USD + 0.50%), 03/10/2022, Series 2021-1, Class A2(1)(2)	13,800,000	13,804,474
Mortgage Repurchase Agreement Financing Trust Series 2020-5
1.08% (1 Month LIBOR USD + 1.00%), 08/10/2023, Series 2020-5, Class A1(1)(2)	4,890,000	4,892,505
1.08% (1 Month LIBOR USD + 1.00%), 08/10/2023, Series 2020-5, Class A2(1)(2)	10,000,000	10,005,123
Mortgage Repurchase Agreement Financing Trust Series 2021-1
0.00% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 09/10/2022, Series 2021-S1, Class A1(1)(2)(4)	10,400,000	10,399,999
MRA Issuance Trust 2020-7
1.69% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 09/15/2022, Series 2020-7, Class A(1)(2)	30,440,000	30,565,227
MRA Issuance Trust 2021-10
1.59% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 02/22/2023, Series 2021-10, Class A1X(1)(2)(13)	13,860,000	13,860,000
MRA Issuance Trust 2021-9
1.29% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 11/15/2021, Series 2021-9, Class A1X(1)(2)(13)	9,000,000	9,000,000
MRA Issuance Trust 2021-EBO2
0.00%, 04/01/2022, Series 2021-EBO2(2)(5)(13)	14,100,000	14,100,000
MRA Issuance Trust 2021-EBO3
1.84% (1 Month LIBOR USD + 1.75%, 1.75% Floor), 03/31/2023, Series 2021-EBO3, Class A1X(1)(2)(13)	11,810,000	11,810,000
2.84% (1 Month LIBOR USD + 2.75%, 2.75% Floor), 03/31/2023, Series 2021-EBO3, Class A2(1)(2)(13)	12,910,000	12,910,000
MRA Issuance Trust 2021-EBO5
1.84% (1 Month LIBOR USD + 1.75%), 02/16/2022, Series 2021-EBO5, Class A1X(1)(2)	16,400,000	16,416,220
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D(2)	6,108,000	6,134,194
2.72%, 12/15/2036, Series 2019-PARK, Class A(2)	9,990,000	10,353,020
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
0.56% (1 Month LIBOR USD + 0.48%, 0.24% Floor, 10.00% Cap), 06/15/2030, Series 2000-TBC2, Class A1(1)	109,623	110,525
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
0.52% (1 Month LIBOR USD + 0.44%, 0.22% Floor, 10.00% Cap), 12/15/2030, Series 2000-TBC3, Class A1(1)	25,231	24,845
MSG III Securitization Trust 2021-1
0.84% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 06/25/2054, Series 2021-1, Class A(1)(2)	9,535,000	9,531,887
0.99% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 06/25/2054, Series 2021-1, Class B(1)(2)	1,480,000	1,475,962
1.19% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 06/25/2054, Series 2021-1, Class C(1)(2)	1,255,000	1,251,582
1.39% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 06/25/2054, Series 2021-1, Class D(1)(2)	520,000	518,586
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034, Series 2004-R2, Class A1(2)(5)	41,099	40,520
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057, Series 2017-2A, Class A3(2)(5)	2,143,890	2,284,683
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057, Series 2017-3A, Class A1(2)(5)	3,579,464	3,836,213
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057, Series 2017-4A, Class A1(2)(5)	2,112,089	2,247,691
New Residential Mortgage Loan Trust 2020-RPL2
3.58%, 08/25/2025, Series 2020-RPL2, Class A1(2)(5)	297,913	302,864
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
5.50%, 05/25/2033, Series 2003-A1, Class A1	2,257	2,337
6.00%, 05/25/2033, Series 2003-A1, Class A2	8,547	8,740
7.00%, 04/25/2033, Series 2003-A1, Class A5	7,927	8,240
Oaktown Re II Ltd.
1.64% (1 Month LIBOR USD + 1.55%), 07/25/2028, Series 2018-1A, Class M1(1)(2)	547,366	547,366
Oaktown Re III Ltd.
1.49% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 07/25/2029, Series 2019-1A, Class M1A(1)(2)	145,680	145,717
PMT Credit Risk Transfer Trust 2020-2R
3.90% (1 Month LIBOR USD + 3.82%, 3.82% Floor), 12/25/2022, Series 2020-2R, Class A(1)(2)	8,133,884	8,279,994
PMT Credit Risk Transfer Trust 2021-1R
3.00% (1 Month LIBOR USD + 2.90%, 2.90% Floor), 02/27/2024, Series 2021-1R, Class A(1)(2)	15,465,965	15,785,498
Pretium Mortgage Credit Partners I 2021-NPL1 LLC
2.24%, 09/27/2060, Series 2021-NPL1, Class A1(2)(3)	10,918,165	10,920,388
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034, Series 2004-CL1, Class 1A1	40,062	40,854
Provident Funding Mortgage Warehouse Securitization Trust 2021-1
0.79% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 02/25/2055, Series 2021-1, Class A(1)(2)	11,710,000	11,662,845
PRPM 2020-3 LLC
2.86%, 09/25/2025, Series 2020-3, Class A1(2)(3)	2,086,980	2,091,157
PRPM 2020-5 LLC
3.10%, 11/25/2025, Series 2020-5, Class A1(2)(3)	2,103,229	2,116,026
PRPM 2021-1 LLC
2.12%, 01/25/2026, Series 2021-1, Class A1(2)(5)	8,670,468	8,686,338
PRPM 2021-2 LLC
2.12%, 03/25/2026, Series 2021-2, Class A1(2)(5)	9,125,303	9,138,865
PRPM 2021-3 LLC
1.87%, 04/25/2026, Series 2021-3, Class A1(2)(3)	2,493,769	2,504,391
PRPM 2021-5 LLC
1.79%, 06/25/2026, Series 2021-5, Class A1(2)(3)	2,895,953	2,898,630
PRPM 2021-RPL1 LLC
1.32%, 07/25/2051, Series 2021-RPL1, Class A1(2)(5)	4,434,545	4,431,444
Radnor Re 2018-1 Ltd.
1.49% (1 Month LIBOR USD + 1.40%), 03/25/2028, Series 2018-1, Class M1(1)(2)	191,943	191,982
Radnor RE 2020-1 Ltd.
1.04% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 01/25/2030, Series 2020-1, Class M1A(1)(2)	1,100,000	1,097,254
RALI Series 2002-QS16 Trust

16.44% (1 Month LIBOR USD + 16.62%, 16.62% Cap), 10/25/2049, Series 2002-QS16, Class A3(1)(4)	102	41
RALI Series 2003-QS9 Trust
7.46% (1 Month LIBOR USD + 7.55%, 7.55% Cap), 05/25/2049, Series 2003-QS9, Class A3(1)(4)(10)	712	0
RALI Series 2004-QS6 Trust
5.00%, 05/25/2023, Series 2004-QS6, Class A1	956	899
RALI Series 2005-QA6 Trust
3.50%, 05/25/2035, Series 2005-QA6, Class A32(5)	85,222	57,704
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037, Series 2007-QS1, Class 1A1	11,163	10,881
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031, Series 2013-SMV, Class A(2)	512,000	522,402
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036, Series 2009-1, Class 1A1(2)(5)	14,690	14,741
RBSSP Resecuritization Trust 2009-12
5.15%, 11/25/2033, Series 2009-12, Class 1A1(2)(5)	10,190	10,138
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035, Series 2005-R1, Class 2APO(2)	5,527	3,801
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2021, Series 2003-A8, Class A5	1,399	1,371
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034, Series 2004-A7, Class A6	1,291,312	1,346,909
RFMSI Series 2005-SA4 Trust
2.52%, 09/25/2035, Series 2005-SA4, Class 1A1(5)	11,892	10,498
Seasoned Credit Risk Transfer Trust 2017-4
3.50%, 06/25/2057, Series 2017-4, Class MT	3,185,565	3,396,586
Seasoned Credit Risk Transfer Trust Series 2018-1
3.50%, 05/25/2057, Series 2018-1, Class M60C	13,460,964	14,288,306
Seasoned Credit Risk Transfer Trust Series 2018-4
3.50%, 03/25/2058, Series 2018-4, Class MZ	8,858,490	10,202,088
Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058, Series 2019-1, Class MT	8,347,120	8,892,398
Seasoned Credit Risk Transfer Trust Series 2019-3
3.50%, 10/25/2058, Series 2019-3, Class MB	3,880,000	4,388,634
Seasoned Credit Risk Transfer Trust Series 2019-4
4.00%, 02/25/2059, Series 2019-4, Class M55D	5,890,196	6,415,025
Seasoned Credit Risk Transfer Trust Series 2020-1
3.00%, 08/25/2059, Series 2020-1, Class M55G	7,044,136	7,386,062
Seasoned Credit Risk Transfer Trust Series 2020-3
2.00%, 05/25/2060, Series 2020-3, Class MT	6,129,219	6,157,068
3.00%, 05/25/2060, Series 2020-3, Class M5TW	7,644,162	8,095,201
Sequoia Mortgage Trust 2004-10
0.71% (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.50% Cap), 11/20/2034, Series 2004-10, Class A1A(1)	29,013	28,906
Sequoia Mortgage Trust 2004-11
0.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.50% Cap), 12/20/2034, Series 2004-11, Class A1(1)	76,507	79,022
Sequoia Mortgage Trust 2004-12
0.48% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 01/20/2035, Series 2004-12, Class A3(1)	73,510	71,813
Sequoia Mortgage Trust 2004-8
0.79% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A1(1)	485,894	485,003
0.90% (6 Month LIBOR USD + 0.74%, 0.74% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A2(1)	78,408	80,764
Series RR 2014-1 Trust
0.00%, 05/25/2047, Series 2014-1, Class A(2)	1,603,000	1,516,351
SLG Office Trust 2021-OVA
2.59%, 07/15/2041, Series 2021-OVA, Class A(2)	11,326,000	11,707,153
Station Place Securitization Trust 2021-WL1
0.74% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 01/26/2054, Series 2021-WL1, Class A(1)(2)	11,000,000	11,002,824
Station Place Securitization Trust Series 2021-4
0.98% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 04/11/2022, Series 2021-4, Class A(1)(2)(13)	13,100,000	13,100,000
Station Place Securitization Trust Series 2021-8
0.88% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 06/20/2022, Series 2021-8, Class A(1)(2)	11,010,000	11,021,164
Structured Asset Mortgage Investments II Trust 2004-AR5
0.75% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 11.00% Cap), 10/19/2034, Series 2004-AR5, Class 1A1(1)	84,652	83,874
Structured Asset Mortgage Investments II Trust 2005-AR5
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/19/2035, Series 2005-AR5, Class A3(1)	257,833	263,160
Structured Asset Mortgage Investments Trust 2003-CL1
0.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 07/25/2032, Series 2003-CL1, Class 1F1(1)	155,088	153,849
Structured Asset Securities Corp.
0.44% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 06/25/2035, Series 2005-RF3, Class 1A(1)(2)	56,456	51,155
2.10%, 12/25/2033, Series 2003-37A, Class 2A(5)	97,693	98,536
2.68%, 12/25/2033, Series 2003-37A, Class 8A2(5)	934,584	959,153
5.14%, 02/25/2034, Series 2004-4XS, Class 1A5(3)	140,060	144,031
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Series 2003-34A
2.84%, 11/25/2033, Series 2003-34A, Class 3A3(5)	13,498	13,997
Thornburg Mortgage Securities Trust 2003-4
0.73% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 11.50% Cap), 09/25/2043, Series 2003-4, Class A1(1)	316,449	324,139
Thornburg Mortgage Securities Trust 2003-5
2.04%, 10/25/2043, Series 2003-5, Class 3A(5)	1,557,437	1,582,603
Thornburg Mortgage Securities Trust 2004-4
1.84%, 12/25/2044, Series 2004-4, Class 3A(5)	150,445	151,595
Thornburg Mortgage Securities Trust 2005-1
2.08%, 04/25/2045, Series 2005-1, Class A3(5)	375,960	385,588
Toorak Mortgage Corp. 2019-2 Ltd.
3.72%, 09/25/2022, Series 2019-2, Class A1(3)	6,665,000	6,699,829
Towd Point Mortgage Trust 2021-R1
2.92%, 11/30/2060, Series 2021-R1, Class A1(2)(5)	14,687,443	14,947,415
UBS Commercial Mortgage Trust 2012-C1
2.20%, 05/10/2045, Series 2012-C1, Class XA(2)(5)	1,211,271	2,479
UBS Commercial Mortgage Trust 2017-C2
3.26%, 08/15/2050, Series 2017-C2, Class ASB	10,114,000	10,778,833
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050, Series 2017-C5, Class A4	21,500,000	22,871,186
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051, Series 2018-C9, Class A3	9,650,000	10,614,672
UBS-BAMLL Trust
3.66%, 06/10/2030, Series 2012-WRM, Class A(2)	1,787,000	1,795,465
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.43%, 05/10/2063, Series 2012-C2, Class XA(2)(5)	4,946,986	28,793
3.53%, 05/10/2063, Series 2012-C2, Class A4	1,073,000	1,088,478

UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046, Series 2013-C6, Class A4	271,000	279,325
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023, Series 1993-1, Class ZB	40,702	42,155
Vendee Mortgage Trust 1994-1
5.07%, 02/15/2024, Series 1994-1, Class 1(5)	19,483	20,239
6.50%, 02/15/2024, Series 1994-1, Class 2ZB	56,690	59,723
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026, Series 1996-1, Class 1Z	53,093	59,098
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026, Series 1996-2, Class 1Z	23,425	25,981
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027, Series 1997-1, Class 2Z	80,347	89,893
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028, Series 1998-1, Class 2E	54,161	59,819
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030, Series 2012-6AVE, Class A(2)	2,283,000	2,331,452
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.00%, 03/15/2045, Series 2006-C24, Class XC(2)(5)	329,630	3
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
2.66%, 10/25/2033, Series 2003-AR11, Class A6(5)	117,272	119,128
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
2.36%, 08/25/2033, Series 2003-AR7, Class A7(5)	39,447	40,715
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
2.37%, 09/25/2033, Series 2003-AR9, Class 2A(5)	31,101	31,105
2.51%, 09/25/2033, Series 2003-AR9, Class 1A6(5)	222,198	222,699
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033, Series 2003-S1, Class A5	41,225	42,480
WaMu Mortgage Pass-Through Certificates Series 2003-S4
17.23% (1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033, Series 2003-S4, Class 2A10(1)(4)	10,249	11,924
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033, Series 2003-S9, Class P	2,754	2,423
5.25%, 10/25/2033, Series 2003-S9, Class A8	167,691	173,223
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
2.75%, 01/25/2035, Series 2004-AR14, Class A1(5)	1,263,710	1,288,325
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
2.58%, 06/25/2034, Series 2004-AR3, Class A2(5)	64,238	66,460
2.58%, 06/25/2034, Series 2004-AR3, Class A1(5)	1,140,002	1,182,154
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
6.00%, 08/25/2034, Series 2004-CB2, Class 3A	450,908	489,875
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
6.50%, 10/25/2034, Series 2004-CB3, Class 2A	1,418,545	1,483,834
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033, Series 2004-RS2, Class A4	23,495	24,330
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034, Series 2004-S2, Class 2A4	110,886	114,619
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034, Series 2004-S3, Class 1A5	11,178	11,286
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
2.77%, 09/25/2036, Series 2006-AR10, Class 2P(5)	5,850	4,970
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
2.82%, 08/25/2046, Series 2006-AR8, Class 1A2(5)	34,834	34,919
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035, Series 2005-1, Class CP	6,509	5,098
5.50%, 03/25/2035, Series 2005-1, Class 1A1	56,782	57,868
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
4.91% (1 Month LIBOR USD + 5.00%, 5.00% Cap), 04/25/2035, Series 2005-2, Class 2A3(1)(4)	129,281	17,726
4.96% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 04/25/2035, Series 2005-2, Class 1A4(1)(4)	452,822	57,993
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035, Series 2005-4, Class CX	157,071	26,501
5.50%, 06/25/2035, Series 2005-4, Class CB7	154,044	156,913
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035, Series 2005-6, Class 2A4	23,738	23,461
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036, Series 2006-1, Class 3A2	13,014	12,517
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033, Series 2003-MS7, Class P	64	57
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033, Series 2003-1, Class APO	3,639	3,133
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037, Series 2007-PA3, Class 1A2	14,493	14,689
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048, Series 2015-C26, Class ASB	6,393,176	6,622,638
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048, Series 2015-C29, Class A3	8,049,861	8,638,200
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058, Series 2015-C30, Class A4	729,000	792,256
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048, Series 2015-C31, Class A4	3,280,000	3,574,628
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058, Series 2015-NXS2, Class A4	15,000,000	15,904,247
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048, Series 2015-P2, Class A4	7,272,631	7,970,934

Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049, Series 2016-C34, Class A4	3,698,000	3,910,094
Wells Fargo Commercial Mortgage Trust 2016-NXS6
2.64%, 11/15/2049, Series 2016-NXS6, Class A3	20,000,000	20,988,100
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050, Series 2017-C38, Class A4	13,800,000	14,911,652
Wells Fargo Commercial Mortgage Trust 2017-RC1
3.63%, 01/15/2060, Series 2017-RC1, Class A4	10,000,000	10,972,002
Wells Fargo Commercial Mortgage Trust 2018-C47
4.44%, 09/15/2061, Series 2018-C47, Class A4	8,850,000	10,230,535
Wells Fargo Commercial Mortgage Trust 2020-C57
1.86%, 08/15/2053, Series 2020-C57, Class A3	19,500,000	19,199,133
2.12%, 08/15/2053, Series 2020-C57, Class A4	1,003,000	1,003,974
Wells Fargo Commercial Mortgage Trust 2020-C58
1.81%, 07/15/2053, Series 2020-C58, Class A3	23,000,000	22,537,930
Wells Fargo Commercial Mortgage Trust 2021-SAVE
1.23% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 02/15/2040, Series 2021-SAVE, Class A(1)(2)	4,981,440	5,009,268
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037, Series 2007-7, Class A7	8,497	8,481
WFRBS Commercial Mortgage Trust 2012-C6
3.44%, 04/15/2045, Series 2012-C6, Class A4	1,697,173	1,700,355
WFRBS Commercial Mortgage Trust 2013-C11
4.38%, 03/15/2045, Series 2013-C11, Class D(2)(5)	300,000	296,977
WFRBS Commercial Mortgage Trust 2013-C14
3.34%, 06/15/2046, Series 2013-C14, Class A5	229,750	239,117
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047, Series 2014-C21, Class A5	7,000,000	7,494,101
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057, Series 2014-C23, Class ASB	2,143,356	2,236,004
WFRBS Commercial Mortgage Trust 2014-C25
3.63%, 11/15/2047, Series 2014-C25, Class A5	3,846,000	4,139,331
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047, Series 2014-LC14, Class A4	9,613,677	10,111,875
ZH Trust 2021-1
2.25%, 02/18/2027, Series 2021-1, Class A(2)	4,800,000	4,806,830

Total Mortgage-Backed Obligations (Cost: $6,008,157,786)		6,160,324,339

Total Bonds & Notes (Cost: $17,314,447,878)		17,832,485,742

	Shares	Value
PREFERRED STOCKS – 0.02%
Financials – 0.02%
State Street Corp., 5.35%	95,000	2,776,850

Total Financials		2,776,850

Total Preferred Stocks (Cost: $2,375,000)		2,776,850

SHORT-TERM INVESTMENTS – 7.41%
Money Market Funds – 6.56%
Fidelity Institutional Money Market Government Fund - Class I, 0.01%(11)	1,203,236,384	1,203,236,384

Total Money Market Funds (Cost: $1,203,236,384)		1,203,236,384

	Principal Amount	Value
U.S. Treasury Bills – 0.01%
U.S. Treasury Bill, 0.00%, 12/02/2021(7)	$2,250,000	2,249,857

Total U.S. Treasury Bills (Cost: $2,249,608)		2,249,857

Time Deposits – 0.84%
BBVA, Madrid, 0.01% due 10/01/2021	34,796,948	34,796,948
BNP Paribas, Paris, 0.01% due 10/01/2021	77,007,269	77,007,269
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 10/01/2021	42,088,164	42,088,164

Total Time Deposits (Cost: $153,892,381)		153,892,381

Total Short-Term Investments (Cost: $1,359,378,373)		1,359,378,622

TOTAL INVESTMENTS IN SECURITIES – 104.65%
(Cost: $18,676,201,251)		19,194,641,214

MORTGAGE-BACKED OBLIGATIONS SALE COMMITMENTS – (0.02)%
Mortgage-Backed Obligations – (0.02)%
Ginnie Mae II Pool
2.50%, 01/20/2050	(3,624,847)	(3,743,571)

Total Mortgage-Backed Obligations Sale Commitments (Proceeds Received: $(3,756,814))		(3,743,571)

TBA SALE COMMITMENTS – (0.02)%
Mortgage-Backed Obligations – (0.02)%
Fannie Mae
3.00%, 11/01/2051(12)	(3,500,000)	(3,657,720)

Total TBA Sale Commitments (Proceeds Received: $(3,668,789))		(3,657,720)

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.61)%		(844,752,847)

TOTAL NET ASSETS – 100.00%		$18,342,487,076

Percentages are stated as a percent of net assets.

(1) Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2021.

(2)   Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $3,694,999,868, which represents 20.14% of total net assets.

(3) Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of September 30, 2021.
(4) Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(5) Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of September 30, 2021.
(6) Security in default as of September 30, 2021. The value of these securities totals $375,900, which represents 0.00% of total net assets.
(7) Assigned as collateral for certain futures contracts. The value of these pledged issues totals $44,910,010, which represents 0.24% of total net assets.
(8) Inflation protected security. The value of these securities totals $6,666,656, which represents 0.04% of total net assets.
(9) Delayed delivery purchase commitment security. The value of these securities totals $824,816,040, which represents 4.50% of total net assets.
(10) Amount calculated is less than $0.5.
(11) Represents annualized seven-day yield as of the close of the reporting period.
(12) Delayed delivery sale commitment security. The value of these securities totals $(3,657,720), which represents (0.02)% of total net assets.
(13) Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $146,542,634, which represents 0.80% of total net assets.
(14) Security that is restricted at September 30, 2021. The value of the restricted securities totals $9,303,614, which represents 0.05% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
2,311	U.S. 2 Year Note Future	J.P. Morgan	Dec. 2021	$508,781,242	$508,546,384	$(234,858)
2,293	U.S. 5 Year Note Future	J.P. Morgan	Dec. 2021	282,770,843	281,447,837	(1,323,006)
554	U.S. Long Bond Future	J.P. Morgan	Dec. 2021	90,043,067	88,207,188	(1,835,879)
1,669	U.S. Ultra Bond Future	J.P. Morgan	Dec. 2021	330,342,977	318,883,313	(11,459,664)

						(14,853,407)

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(10)	U.S. 10 Year Note Future	J.P. Morgan	Dec. 2021	$(1,317,168)	$(1,316,094)	$1,074
(265)	U.S. Ultra 10 Year Note Future	J.P. Morgan	Dec. 2021	(39,177,633)	(38,491,250)	686,383

						687,457

						$(14,165,950)

Bridge Builder Core Plus Bond Fund

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount		Value
BONDS & NOTES – 91.04%
Asset-Backed Obligations – 9.09%
ABFC 2005-WMC1 Trust
0.82% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 06/25/2035, Series 2005-WMC1, Class M3(1)		$6,223,108	$6,198,535
ABFC 2007-NC1 Trust
0.39% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 05/25/2037, Series 2007-NC1, Class A2(1)(2)		5,579,668	5,371,963
Accredited Mortgage Loan Trust 2006-2
0.35% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 09/25/2036, Series 2006-2, Class A4(1)		330,023	326,518
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
1.02% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 11/25/2034, Series 2004-HE3, Class M1(1)		5,874,745	5,885,018
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
0.79% (1 Month LIBOR USD + 0.71%, 0.71% Floor), 05/25/2035, Series 2005-HE3, Class M3(1)		5,473,895	5,464,583
Adams Outdoor Advertising LP
5.65%, 11/15/2048, Series 2018-1, Class B(2)		1,475,000	1,528,192
Affirm Asset Securitization Trust 2021-B
1.40%, 08/17/2026, Series 2021-B, Class C(2)		835,000	833,324
Aimco CLO 11 Ltd.
1.51% (3 Month LIBOR USD + 1.38%, 1.38% Floor), 10/15/2031, Series 2020-11A, Class A1(1)(2)		2,900,000	2,904,286
Ajax Mortgage Loan Trust 2019-F
2.86%, 07/25/2059, Series 2019-F, Class A1(2)(3)		17,623,287	17,777,223
Ally Auto Receivables Trust 2019-2
2.23%, 01/16/2024, Series 2019-2, Class A3		6,428,959	6,482,098
ALME Loan Funding II DAC
0.75% (3 Month EURIBOR + 0.75%, 0.75% Floor), 01/15/2031, Series 2A, Class ARR(1)(2)	EUR	23,361,078	27,065,689
American Credit Acceptance Receivables Trust 2019-3
2.89%, 09/12/2025, Series 2019-3, Class D(2)		$3,810,000	3,889,033
American Credit Acceptance Receivables Trust 2020-3
2.40%, 06/15/2026, Series 2020-3, Class D(2)		105,000	107,855
American Credit Acceptance Receivables Trust 2020-4
1.77%, 12/14/2026, Series 2020-4, Class D(2)		2,785,000	2,824,379
American Express Credit Account Master Trust
2.87%, 10/15/2024, Series 2019-1, Class A		805,000	814,988
American Homes 4 Rent 2014-SFR2 Trust
6.23%, 10/17/2036, Series 2014-SFR2, Class E(2)		515,000	565,067
American Homes 4 Rent 2015-SFR1
5.64%, 04/17/2052, Series 2015-SFR1, Class E(2)		6,400,000	7,014,938
5.89%, 04/17/2052, Series 2015-SFR1, Class F(2)		2,378,000	2,615,943
Americredit Automobile Receivables Trust 2018-2
4.01%, 07/18/2024, Series 2018-2, Class D		2,940,000	3,048,890
Americredit Automobile Receivables Trust 2018-3
4.04%, 11/18/2024, Series 2018-3, Class D		4,310,000	4,487,286
AmeriCredit Automobile Receivables Trust 2019-3
2.58%, 09/18/2025, Series 2019-3, Class D		1,330,000	1,366,461
AmeriCredit Automobile Receivables Trust 2020-1
1.80%, 12/18/2025, Series 2020-1, Class D		3,030,000	3,092,648
AmeriCredit Automobile Receivables Trust 2020-2
2.13%, 03/18/2026, Series 2020-2, Class D		5,720,000	5,866,975
AmeriCredit Automobile Receivables Trust 2020-3
1.49%, 09/18/2026, Series 2020-3, Class D		7,135,000	7,197,531
AmeriCredit Automobile Receivables Trust 2021-1
0.89%, 10/19/2026, Series 2021-1, Class C		4,735,000	4,743,680
1.21%, 12/18/2026, Series 2021-1, Class D		5,425,000	5,399,611
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R5
0.82% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 07/25/2035, Series 2005-R5, Class M3(1)		1,107,283	1,107,642
Ammc Clo 19 Ltd.
1.27% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 10/16/2028, Series 2016-19A, Class AR(1)(2)		4,942,393	4,944,054
Applebee’s Funding LLC / IHOP Funding LLC
4.19%, 06/07/2049, Series 2019-1A, Class A2I(2)		6,672,600	6,789,571
Aqua Finance Trust 2017-A
2.40%, 07/17/2046, Series 2021-A, Class B(2)		1,550,000	1,549,860
Arbor Realty Commercial Real Estate Notes 2019-FL1 Ltd.
1.23% (1 Month LIBOR USD + 1.15%), 05/15/2037, Series 2019-FL1, Class A(1)(2)		5,000,000	5,001,565
Ares European CLO
0.66% (3 Month EURIBOR + 0.66%, 0.66% Floor), 10/15/2030, Series 7A, Class A1RR(1)(2)	EUR	26,500,000	30,693,757
Ares LIX CLO Ltd.
1.21% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 04/25/2034, Series 2021-59A, Class A(1)(2)		$6,590,000	6,588,326
1.58% (3 Month LIBOR USD + 1.40%, 1.40% Floor), 04/25/2034, Series 2021-59A, Class B1(1)(2)		4,500,000	4,497,718
Ares LVII CLO Ltd.
1.45% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 10/25/2031, Series 2020-57A, Class A(1)(2)		7,630,000	7,630,826
Ares LVIII CLO Ltd.
1.35% (3 Month LIBOR USD + 1.22%, 1.22% Floor), 01/15/2033, Series 2020-58A, Class A(1)(2)		3,170,000	3,169,204
Aurium CLO III DAC
0.67% (3 Month EURIBOR + 0.67%, 0.67% Floor), 04/16/2030, Series 3A, Class AR(1)(2)	EUR	899,543	1,041,763
Avis Budget Rental Car Funding AESOP LLC
2.02%, 02/20/2027, Series 2020-2A, Class A(2)		$9,740,000	9,981,615
2.36%, 03/20/2026, Series 2019-3A, Class A(2)		11,675,000	12,143,475
2.68%, 08/20/2026, Series 2020-1A, Class B(2)		1,410,000	1,467,041
3.35%, 09/22/2025, Series 2019-2A, Class A(2)		1,245,000	1,327,057
Bain Capital Euro 2018-2 DAC
0.74% (3 Month EURIBOR + 0.74%, 0.74% Floor), 01/20/2032, Series 2018-2A, Class AR(1)(2)	EUR	24,900,000	28,727,399

Ballyrock CLO 15 Ltd.
1.23% (3 Month LIBOR USD + 1.06%, 1.06% Floor), 04/15/2034, Series 2021-1A, Class A1(1)(2)	$10,050,000	10,047,467
Barings CLO Ltd. 2013-I
0.93% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/20/2028, Series 2013-IA, Class AR(1)(2)	2,574,323	2,575,383
Barings CLO Ltd. 2016-II
1.21% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 07/20/2028, Series 2016-2A, Class AR(1)(2)	2,855,327	2,856,083
Bayview Opportunity Master Fund IVa Trust 2017-RT1
3.00%, 03/28/2057, Series 2017-RT1, Class A1(2)(4)	72,978	73,831
Bayview Opportunity Master Fund IVb Trust 2017-RT2
3.50%, 08/28/2057, Series 2017-RT2, Class A(2)(4)	572,937	571,593
Bayview Opportunity Master Fund IVb Trust 2017-SPL4
4.75%, 01/28/2055, Series 2017-SPL4, Class B2(2)(4)	655,000	671,836
BCMSC Trust 1999-B
6.61%, 12/15/2029, Series 1999-B, Class A1B(4)	3,594,315	684,522
Bear Stearns Asset Backed Securities I Trust 2005-EC1
0.87% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 11/25/2035, Series 2005-EC1, Class M3(1)	10,161,448	10,144,995
Bear Stearns Asset Backed Securities I Trust 2007-HE2
0.25% (1 Month LIBOR USD + 0.16%, 0.16% Floor), 02/25/2037, Series 2007-HE2, Class 2A3(1)	7,193,679	7,138,602
Benefit Street Partners CLO IV Ltd.
1.68% (3 Month LIBOR USD + 1.55%, 1.55% Floor), 01/20/2032, Series 2014-IVA, Class A2AR(1)(2)	9,595,000	9,590,174
Benefit Street Partners CLO X Ltd.
1.34% (3 Month LIBOR USD + 1.21%, 1.21% Floor), 04/20/2034, Series 2016-10A, Class A1RR(1)(2)	12,795,000	12,791,776
Benefit Street Partners CLO XX Ltd.
1.31% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/15/2034, Series 2020-20A, Class AR(1)(2)	6,155,000	6,154,963
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041, Series 2016-1A, Class A(2)(3)	1,063,103	1,067,398
BlueMountain CLO 2012-2 Ltd.
1.18% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 11/20/2028, Series 2012-2A, Class AR2(1)(2)	4,741,262	4,743,225
BlueMountain CLO 2013-1 Ltd.
1.36% (3 Month LIBOR USD + 1.23%, 1.23% Floor), 01/20/2029, Series 2013-1A, Class A1R2(1)(2)	1,998,417	1,998,980
BlueMountain CLO 2015-2 Ltd.
1.06% (3 Month LIBOR USD + 0.93%, 0.93% Floor), 07/18/2027, Series 2015-2A, Class A1R(1)(2)	1,489,488	1,490,134
1.63% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 07/18/2027, Series 2015-2A, Class BR(1)(2)	490,397	492,925
BMW Vehicle Owner Trust 2018-A
2.51%, 06/25/2024, Series 2018-A, Class A4	1,694,576	1,701,765
BRE Grand Islander Timeshare Issuer 2019-A LLC
3.28%, 09/26/2033, Series 2019-A, Class A(2)	1,816,527	1,894,602
Brex Commercial Charge Card Master Trust
2.09%, 07/15/2024, Series 2021-1, Class A(2)	3,335,000	3,369,691
BSPRT 2018-FL4 Issuer Ltd.
1.13% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 09/15/2035, Series 2018-FL4, Class A(1)(2)	6,603,191	6,603,191
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A(2)	3,289,987	3,304,505
California Republic Auto Receivables Trust 2018-1
4.33%, 04/15/2025, Series 2018-1, Class D	2,050,000	2,110,394
Capital One Multi-Asset Execution Trust
2.43%, 01/15/2025, Series 2017-A3, Class A3	8,440,000	8,528,482
2.84%, 12/15/2024, Series 2019-A1, Class A1	1,290,000	1,302,996
Capitalsource Real Estate Loan Trust
0.77% (3 Month LIBOR USD + 0.65%), 01/20/2037, Series 2006-1A, Class C(1)(2)	3,391,413	3,356,624
0.87% (3 Month LIBOR USD + 0.75%), 01/20/2037, Series 2006-1A, Class D(1)(2)	1,200,000	1,177,994
0.97% (3 Month LIBOR USD + 0.85%), 01/20/2037, Series 2006-1A, Class E(1)(2)	700,000	486,020
Carlyle Global Market Strategies CLO 2015-3 Ltd.
1.13% (3 Month LIBOR USD + 1.00%), 07/28/2028, Series 2015-3A, Class A1R(1)(2)	5,510,309	5,514,067
Carmax Auto Owner Trust 2019-2
3.41%, 10/15/2025, Series 2019-2, Class D	2,055,000	2,131,265
Carmax Auto Owner Trust 2019-3
2.85%, 01/15/2026, Series 2019-3, Class D	1,120,000	1,158,236
Carmax Auto Owner Trust 2020-1
2.64%, 07/15/2026, Series 2020-1, Class D	2,622,000	2,697,547
CarMax Auto Owner Trust 2020-3
2.53%, 01/15/2027, Series 2020-3, Class D	1,510,000	1,555,760
CarMax Auto Owner Trust 2020-4
1.75%, 04/15/2027, Series 2020-4, Class D	1,875,000	1,897,409
Carmax Auto Owner Trust 2021-1
1.28%, 07/15/2027, Series 2021-1, Class D	825,000	821,624
CarMax Auto Owner Trust 2021-3
1.50%, 01/18/2028, Series 2021-3, Class D	2,010,000	1,999,183
Carvana Auto Receivables Trust 2021-N3
1.02%, 06/12/2028, Series 2021-N3, Class C	4,645,000	4,640,710
Carvana Auto Receivables Trust 2021-P3
1.93%, 10/12/2027, Series 2021-P3, Class C	4,125,000	4,103,439
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043, Series 2018-1, Class A(2)	4,904,852	4,891,795
CBAM 2019-9 Ltd.
1.41% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 02/12/2030, Series 2019-9A, Class A(1)(2)	12,395,000	12,402,053
Centex Home Equity Loan Trust 2005-B
0.73% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 03/25/2035, Series 2005-B, Class M2(1)	5,182,714	5,171,572
Centex Home Equity Loan Trust 2005-D
1.05% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 10/25/2035, Series 2005-D, Class M5(1)	2,131,000	2,138,719
CHEC Loan Trust 2004-2
1.05% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 06/25/2034, Series 2004-2, Class M1(1)	1,094,779	1,098,921
CIFC Funding 2015-IV Ltd.
1.20% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 04/20/2034, Series 2015-4A, Class A1A2(1)(2)	19,600,000	19,616,719
CIFC Funding 2020-III Ltd.
1.48% (3 Month LIBOR USD + 1.35%, 1.35% Floor), 10/20/2031, Series 2020-3A, Class A1(1)(2)	5,945,000	5,944,429
Citibank Credit Card Issuance Trust
2.19%, 11/20/2023, Series 2016-A2, Class A2	3,010,000	3,018,150

Citigroup Mortgage Loan Trust 2007-AHL1
0.23% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 12/25/2036, Series 2007-AHL1, Class A2B(1)	1,015,412	1,011,567
Citigroup Mortgage Loan Trust, Inc.
0.72% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 02/25/2035, Series 2005-OPT1, Class M1(1)	2,152,541	2,121,400
0.99% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 09/25/2035, Series 2005-HE3, Class M4(1)	7,900,000	7,871,062
0.99% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2035, Series 2005-HE4, Class M4(1)	14,327,000	13,946,690
CLI Funding VI LLC
2.07%, 10/18/2045, Series 2020-3A, Class A(2)	4,085,417	4,112,146
CLI Funding VIII LLC
1.64%, 02/18/2046, Series 2021-1A, Class A(2)	4,266,721	4,211,903
College Ave Student Loans 2021-A LLC
2.92%, 07/25/2051, Series 2021-A, Class C(2)	480,000	483,790
College Avenue Student Loans 2018-A LLC
1.29% (1 Month LIBOR USD + 1.20%), 12/26/2047, Series 2018-A, Class A1(1)(2)	1,607,775	1,618,035
4.13%, 12/26/2047, Series 2018-A, Class A2(2)	2,192,420	2,298,786
College Avenue Student Loans LLC
1.74% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 11/26/2046, Series 2017-A, Class A1(1)(2)	3,015,091	3,047,161
Commonbond Student Loan Trust 2020-1
1.69%, 10/25/2051, Series 2020-1, Class A(2)	2,737,408	2,718,478
Conseco Finance Securitizations Corp.
7.97%, 05/01/2032, Series 2000-4, Class A5	733,953	205,378
8.06%, 09/01/2029, Series 2000-1, Class A5(4)	13,024,647	3,902,725
8.31%, 05/01/2032, Series 2000-4, Class A6(4)	8,504,715	2,481,358
Conseco Financial Corp.
7.70%, 05/15/2027(4)	4,657,383	4,593,565
CoreVest American Finance 2018-1 Trust
3.80%, 06/15/2051, Series 2018-1, Class A(2)	809,501	827,166
CoreVest American Finance 2018-2 Trust
4.03%, 11/15/2052, Series 2018-2, Class A(2)	16,249,961	17,018,355
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(2)	2,145,686	2,234,414
3.16%, 10/15/2052, Series 2019-3, Class B(2)	1,470,000	1,550,284
Corevest American Finance 2021-1 Trust
2.80%, 04/15/2053, Series 2021-1, Class C(2)	1,525,000	1,532,496
CoreVest American Finance 2021-2 Trust
2.48%, 07/15/2054, Series 2021-2, Class C(2)	3,100,000	3,037,866
Countrywide Asset-Backed Certificates
0.27% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 06/25/2047, Series 2007-10, Class 1A1(1)	32,561,926	31,419,425
0.31% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 08/25/2037, Series 2007-2, Class 2A4(1)	25,730,000	24,264,301
0.31% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 05/25/2047, Series 2006-22, Class 2A4(1)	10,230,166	9,963,259
0.34% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/25/2036, Series 2007-9, Class 2A4(1)	990,000	971,320
0.34% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 01/25/2046, Series 2006-8, Class 2A4(1)	22,393,946	21,887,077
0.38% (1 Month LIBOR USD + 0.29%, 0.29% Floor), 06/25/2037, Series 2007-BC2, Class 2A4(1)	7,843,401	7,748,938
0.43% (1 Month LIBOR USD + 0.34%, 0.34% Floor), 03/25/2037, Series 2006-BC5, Class 2A3(1)	289,215	289,079
0.57% (1 Month LIBOR USD + 0.48%, 0.48% Floor), 03/25/2036, Series 2005-AB4, Class 1A(1)	2,152,984	2,145,038
0.67% (1 Month LIBOR USD + 0.59%, 0.59% Floor), 04/25/2036, Series 2006-BC1, Class M3(1)	1,000,000	923,995
0.72% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 06/25/2036, Series 2006-2, Class M2(1)	23,500,000	22,999,948
0.82% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 02/25/2036, Series 2005-12, Class M2(1)	1,980,274	1,980,122
1.51% (1 Month LIBOR USD + 1.43%, 1.43% Floor), 06/25/2035, Series 2004-14, Class M4(1)	5,509,190	5,550,792
CPS Auto Receivables Trust 2017-C
3.79%, 06/15/2023, Series 2017-C, Class D(2)	275,607	276,682
CPS Auto Receivables Trust 2017-D
3.73%, 09/15/2023, Series 2017-D, Class D(2)	282,837	284,971
CPS Auto Receivables Trust 2018-B
4.26%, 03/15/2024, Series 2018-B, Class D(2)	1,366,498	1,390,342
CPS Auto Receivables Trust 2020-C
1.71%, 08/17/2026, Series 2020-C, Class C(2)	1,070,000	1,084,671
Credit Acceptance Auto Loan Trust 2018-3
4.04%, 12/15/2027, Series 2018-3A, Class C(2)	2,742,138	2,760,086
Credit Acceptance Auto Loan Trust 2019-1
3.94%, 06/15/2028, Series 2019-1A, Class C(2)	9,810,000	10,016,280
Credit Acceptance Auto Loan Trust 2020-2
2.73%, 11/15/2029, Series 2020-2A, Class C(2)	1,935,000	1,992,845
Credit Acceptance Auto Loan Trust 2021-3
1.63%, 09/16/2030, Series 2021-3A, Class C(2)	2,360,000	2,356,755
Credit-Based Asset Servicing & Securitization LLC
0.39% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 10/25/2036, Series 2006-CB8, Class A2C(1)	13,044,023	12,478,110
Crown City CLO II
1.51% (3 Month LIBOR USD + 1.38%, 1.38% Floor), 01/20/2032, Series 2020-2A, Class A1A(1)(2)	1,000,000	999,748
CVS Pass-Through Trust
6.94%, 01/10/2030	891,058	1,078,024
CWABS Asset-Backed Certificates Trust 2005-7
1.14% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 11/25/2035, Series 2005-7, Class MV4(1)	280,180	280,298
CWABS Revolving Home Equity Loan Trust Series 2004-T
0.32% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 16.00% Cap), 02/15/2030, Series 2004-T, Class 2A(1)	4,441,623	4,405,264
CWABS, Inc. Asset-backed Certificates Series 2007-12
0.83% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 08/25/2047, Series 2007-12, Class 1A1(1)	4,383,336	4,332,815
DB Master Finance LLC
4.03%, 11/20/2047, Series 2017-1A, Class A2II(2)	1,558,475	1,643,317
4.35%, 05/20/2049, Series 2019-1A, Class A23(2)	3,688,720	4,007,101
Dell Equipment Finance Trust 2020-2
1.37%, 01/22/2024, Series 2020-2, Class C(2)	500,000	505,979
1.92%, 03/23/2026, Series 2020-2, Class D(2)	500,000	509,239
Domino’s Pizza Master Issuer LLC
2.66%, 04/25/2051, Series 2021-1A, Class A2I(2)	11,595,938	11,925,448
3.67%, 10/25/2049, Series 2019-1A, Class A2(2)	2,061,605	2,215,252
4.12%, 07/25/2047, Series 2017-1A, Class A23(2)	4,197,750	4,505,844
4.33%, 07/25/2048, Series 2018-1A, Class A2II(2)	2,421,525	2,615,317

Drive Auto Receivables Trust
4.30%, 09/16/2024, Series 2018-3, Class D	2,001,694	2,035,677
Drive Auto Receivables Trust 2018-5
4.30%, 04/15/2026, Series 2018-5, Class D	2,685,000	2,773,996
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026, Series 2019-1, Class D	3,590,000	3,696,783
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029, Series 2021-1, Class D	6,530,000	6,546,625
Driven Brands Funding LLC
3.24%, 01/20/2051, Series 2020-2A, Class A2(2)	6,363,025	6,537,238
4.64%, 04/20/2049, Series 2019-1A, Class A2(2)	2,252,250	2,409,396
Dryden 30 Senior Loan Fund
0.94% (3 Month LIBOR USD + 0.82%), 11/15/2028, Series 2013-30A, Class AR(1)(2)	1,141,734	1,142,158
Dryden 36 Senior Loan Fund
1.15% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 04/15/2029, Series 2014-36A, Class AR3(1)(2)	9,981,507	9,991,978
Dryden 86 CLO Ltd.
1.23% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/17/2034, Series 2020-86A, Class A1R(1)(2)	8,050,000	8,047,979
Dryden XXVI Senior Loan Fund
1.03% (3 Month LIBOR USD + 0.90%), 04/15/2029, Series 2013-26A, Class AR(1)(2)	4,427,415	4,427,025
DT Auto Owner Trust 2018-2
4.15%, 03/15/2024, Series 2018-2A, Class D(2)	813,904	823,409
DT Auto Owner Trust 2019-3
2.96%, 04/15/2025, Series 2019-3A, Class D(2)	1,635,000	1,682,715
DT Auto Owner Trust 2020-3
1.47%, 06/15/2026, Series 2020-3A, Class C(2)	1,650,000	1,668,972
DT Auto Owner Trust 2021-1
1.16%, 11/16/2026, Series 2021-1A, Class D(2)	2,650,000	2,641,168
DT Auto Owner Trust 2021-2
1.50%, 02/16/2027, Series 2021-2A, Class D(2)	2,250,000	2,253,633
Earnest Student Loan Program 2017-A LLC
2.65%, 01/25/2041, Series 2017-A, Class A2(2)	1,033,004	1,035,187
Eaton Vance CLO 2019-1 Ltd.
1.23% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 04/15/2031, Series 2019-1A, Class AR(1)(2)	23,000,000	22,994,227
ECAF I Ltd.
3.47%, 06/15/2040, Series 2015-1A, Class A1(2)	278,458	272,400
ECMC Group Student Loan Trust
1.09% (1 Month LIBOR USD + 1.00%), 07/25/2069, Series 2019-1A, Class A1B(1)(2)	929,545	944,249
ECMC Group Student Loan Trust 2017-2
1.14% (1 Month LIBOR USD + 1.05%), 05/25/2067, Series 2017-2A, Class A(1)(2)	7,520,535	7,666,343
ELFI Graduate Loan Program 2019-A LLC
2.54%, 03/25/2044, Series 2019-A, Class A(2)	2,416,604	2,450,659
Ellington Loan Acquisition Trust 2007-1
1.18% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 05/25/2037, Series 2007-1, Class A1(1)(2)	797,938	799,770
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026, Series 2020-2A, Class D(2)	3,090,000	3,282,751
Exeter Automobile Receivables Trust 2020-3
1.73%, 07/15/2026, Series 2020-3A, Class D	1,175,000	1,195,805
Exeter Automobile Receivables Trust 2021-2
1.08%, 11/16/2026, Series 2021-1A, Class D	2,515,000	2,510,771
Fieldstone Mortgage Investment Trust Series 2005-1
1.21% (1 Month LIBOR USD + 1.13%, 1.13% Floor, 12.25% Cap), 03/25/2035, Series 2005-1, Class M5(1)	1,247,739	1,245,988
Fieldstone Mortgage Investment Trust Series 2006-3
0.36% (1 Month LIBOR USD + 0.28%, 0.28% Floor, 12.25% Cap), 11/25/2036, Series 2006-3, Class 1A(1)	5,357,888	5,087,625
First Franklin Mortgage Loan Trust 2002-FF4
1.21% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 02/25/2033, Series 2002-FF4, Class 1A2(1)	4,326,979	4,333,358
First Franklin Mortgage Loan Trust 2003-FFH2
1.74% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 02/25/2034, Series 2003-FFH2, Class M1A(1)	6,134,209	6,161,433
First Franklin Mortgage Loan Trust 2004-FF7
2.26% (1 Month LIBOR USD + 2.18%, 2.18% Floor), 09/25/2034, Series 2004-FF7, Class M5(1)	854,074	902,968
First Franklin Mortgage Loan Trust 2006-FF16
0.51% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 12/25/2036, Series 2006-FF16, Class 2A4(1)	5,862,019	3,379,664
First Franklin Mortgage Loan Trust 2006-FF17
0.24% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036, Series 2006-FF17, Class A5(1)	3,735,295	3,637,764
First Franklin Mortgage Loan Trust 2006-FF2
0.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 02/25/2036, Series 2006-FF2, Class A5(1)	11,075,688	10,772,165
First Investors Auto Owner Trust 2018-1
4.11%, 06/17/2024, Series 2018-1A, Class D(2)	605,000	613,094
First Investors Auto Owner Trust 2019-2
2.71%, 12/15/2025, Series 2019-2A, Class C(2)	1,254,000	1,281,394
FirstKey Homes 2020-SFR1 Trust
2.24%, 08/17/2037, Series 2020-SFR1, Class D(2)	1,590,000	1,598,573
2.79%, 08/17/2037, Series 2020-SFR1, Class E(2)	805,000	820,765
FirstKey Homes 2021-SFR1 Trust
2.39%, 08/17/2038, Series 2021-SFR1, Class E1(2)	4,795,000	4,757,776
2.49%, 08/17/2038, Series 2021-SFR1, Class E2(2)	4,055,000	4,023,604
FirstKey Homes 2021-SFR2 Trust
2.26%, 09/17/2038, Series 2021-SFR2, Class E1(2)	4,070,000	4,010,569
2.36%, 09/17/2038, Series 2021-SFR2, Class E2(2)	2,000,000	1,966,316
Flagship Credit Auto Trust 2017-1
4.23%, 05/15/2023, Series 2017-1, Class D(2)	108,697	109,395
Flagship Credit Auto Trust 2018-1
3.86%, 04/15/2024, Series 2018-1, Class D(2)	1,285,000	1,319,076
Flagship Credit Auto Trust 2018-2
4.23%, 09/16/2024, Series 2018-2, Class D(2)	1,580,000	1,645,604
Flagship Credit Auto Trust 2019-3
2.86%, 12/15/2025, Series 2019-3, Class D(2)	2,235,000	2,311,610

Flagship Credit Auto Trust 2020-4
2.18%, 02/16/2027, Series 2020-4, Class D(2)		8,135,000	8,286,478
Flagship Credit Auto Trust 2021-1
1.27%, 03/15/2027, Series 2021-1, Class D(2)		1,480,000	1,462,706
Flagship Credit Auto Trust 2021-2
1.59%, 06/15/2027, Series 2021-2, Class D(2)		3,085,000	3,083,470
Ford Auto Securitization Trust
2.47%, 02/15/2025, Series 2019-BA, Class A3(2)	CAD	4,925,000	3,976,240
2.55%, 09/15/2024, Series 2019-AA, Class A3(2)		5,725,000	4,604,851
2.76%, 04/15/2028, Series 2020-AA, Class C(2)		290,000	233,207
Ford Credit Auto Owner Trust 2018-A
3.16%, 10/15/2023, Series 2018-A, Class A4		$7,846,164	7,904,926
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/2024, Series 2020-B, Class A3		10,520,000	10,548,636
Ford Credit Auto Owner Trust 2020-C
0.41%, 07/15/2025, Series 2020-C, Class A3		9,560,000	9,568,225
Ford Credit Auto Owner Trust 2021-A
0.30%, 08/15/2025, Series 2021-A, Class A3		17,415,000	17,385,057
Ford Credit Floorplan Master Owner Trust A
1.32%, 09/15/2027, Series 2020-2, Class B		4,235,000	4,219,279
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D(2)		4,230,000	4,193,827
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D(2)		3,280,000	3,271,366
FREED ABS Trust 2021-2
1.94%, 06/19/2028, Series 2021-2, Class C(2)		885,000	888,637
FREED ABS Trust 2021-3FP
2.37%, 11/20/2028, Series 2021-3FP, Class D(2)		3,655,000	3,633,236
Fremont Home Loan Trust 2004-4
0.88% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 03/25/2035, Series 2004-4, Class M1(1)		25,946,485	25,693,951
Fremont Home Loan Trust 2004-C
1.06% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 08/25/2034, Series 2004-C, Class M1(1)		8,400,405	8,392,420
Fremont Home Loan Trust 2005-1
1.24% (1 Month LIBOR USD + 1.16%, 1.16% Floor), 06/25/2035, Series 2005-1, Class M6(1)		3,072,000	3,003,792
Fremont Home Loan Trust 2005-2
0.84% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 06/25/2035, Series 2005-2, Class M3(1)		3,199,468	3,194,782
Fremont Home Loan Trust 2005-C
1.02% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 07/25/2035, Series 2005-C, Class M4(1)		6,748,528	6,578,010
FRTKL 2021-SFR1
2.37%, 09/17/2038, Series 2021-SFR1, Class E1(2)		1,420,000	1,406,733
2.52%, 09/17/2038, Series 2021-SFR1, Class E2(2)		1,190,000	1,178,929
Gallatin CLO IX 2018-1 Ltd.
1.18% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 01/21/2028, Series 2018-1A, Class A(1)(2)		8,768,517	8,772,393
GLS Auto Receivables Issuer Trust 2020-1
2.17%, 02/15/2024, Series 2020-1A, Class A(2)		2,324,411	2,333,170
GLS Auto Receivables Trust
1.42%, 04/15/2027, Series 2021-2A, Class D(2)		5,235,000	5,219,152
GM Financial Automobile Leasing Trust 2020-3
1.11%, 10/21/2024, Series 2020-3, Class C		2,675,000	2,694,040
GM Financial Consumer Automobile Receivables Trust 2019-4
1.75%, 07/16/2024, Series 2019-4, Class A3		3,804,235	3,835,985
GM Financial Consumer Automobile Receivables Trust 2021-1
0.35%, 10/16/2025, Series 2021-1, Class A3		6,540,000	6,540,924
GM Financial Consumer Automobile Receivables Trust 2021-2
0.51%, 04/16/2026, Series 2021-2, Class A3		16,035,000	16,055,669
GM Financial Leasing Trust
1.01%, 07/21/2025, Series 2021-1, Class D		3,055,000	3,053,663
GMF Floorplan Owner Revolving Trust
1.31%, 10/15/2025, Series 2020-2, Class C(2)		3,040,000	3,061,032
1.48%, 08/15/2025, Series 2020-1, Class C(2)		735,000	744,717
3.30%, 04/15/2026, Series 2019-2, Class C(2)		6,875,000	7,248,198
GoldenTree Loan Opportunities IX Ltd.
1.24% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/29/2029, Series 2014-9A, Class AR2(1)(2)		11,000,000	11,010,670
Golub Capital Partners CLO 39B Ltd.
1.28% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2028, Series 2018-39A, Class A1(1)(2)		4,438,027	4,437,073
Golub Capital Partners CLO 51M Ltd.
0.00% (3 Month LIBOR USD + 1.55%, 1.55% Floor), 05/05/2034, Series 2021-51A, Class A(1)(2)(5)		25,300,000	25,293,371
Greystone Commercial Real Estate Notes 2019-FL2 Ltd.
1.26% (1 Month LIBOR USD + 1.18%, 1.18% Floor), 09/15/2037, Series 2019-FL2, Class A(1)(2)		1,900,000	1,900,000
GSAMP Trust 2005-AHL
1.06% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 04/25/2035, Series 2005-AHL, Class M2(1)		4,573,299	4,567,874
GSAMP Trust 2007-FM2
0.15% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 01/25/2037, Series 2007-FM2, Class A2A(1)		1,764,684	1,278,889
Hardee’s Funding LLC
2.87%, 06/20/2051, Series 2021-1A, Class A2(2)		4,778,025	4,787,543
3.98%, 12/20/2050, Series 2020-1A, Class A2(2)		94,288	99,931
4.96%, 06/20/2048, Series 2018-1A, Class A2II(2)		4,180,700	4,441,045
Harley Marine Financing LLC
5.68%, 05/15/2043, Series 2018-1A, Class A2(2)		894,473	874,216
Harvest CLO XXI DAC
0.76% (3 Month EURIBOR + 0.76%, 0.76% Floor), 07/15/2031, Series 21A, Class A1R(1)(2)	EUR	34,400,000	39,831,181
1.04%, 07/15/2031, Series 21A, Class A2R(2)		4,100,000	4,751,790
Harvest SBA Loan Trust 2018-1
2.33% (1 Month LIBOR USD + 2.25%), 08/25/2044, Series 2018-1, Class A(1)(2)		$5,843,655	5,673,534
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028, Series 2017-AA, Class A(2)		98,244	100,370
2.96%, 12/26/2028, Series 2017-AA, Class B(2)		44,657	45,484

Home Partners of America 2019-1 Trust
3.41%, 09/17/2039, Series 2019-1, Class D(2)	1,279,115	1,275,436
Home Partners of America 2019-2 Trust
3.12%, 10/19/2039, Series 2019-2, Class D(2)	1,217,345	1,194,386
Home Partners of America 2021-1 Trust
2.58%, 09/19/2041, Series 2021-1, Class E(2)	881,669	875,292
Honda Auto Receivables 2019-4 Owner Trust
1.83%, 01/18/2024, Series 2019-4, Class A3	1,532,295	1,545,973
Honda Auto Receivables 2020-1 Owner Trust
1.61%, 04/22/2024, Series 2020-1, Class A3	9,675,000	9,776,828
Honda Auto Receivables 2020-3 Owner Trust
0.37%, 10/18/2024, Series 2020-3, Class A3	7,490,000	7,498,191
Honda Auto Receivables 2021-1 Owner Trust
0.27%, 04/21/2025, Series 2021-1, Class A3	10,365,000	10,359,568
Horizon Aircraft Finance II Ltd.
3.72%, 07/15/2039, Series 2019-1, Class A(2)	1,261,163	1,264,430
HPEFS Equipment Trust
2.00%, 07/22/2030, Series 2020-2A, Class C(2)	1,030,000	1,049,389
HPEFS Equipment Trust 2019-1
2.49%, 09/20/2029, Series 2019-1A, Class C(2)	970,000	981,433
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030, Series 2020-1A, Class D(2)	1,900,000	1,938,629
HPEFS Equipment Trust 2021-1
1.03%, 03/20/2031, Series 2021-1A, Class D(2)	1,775,000	1,770,504
Huntington CDO Ltd.
0.68% (3 Month LIBOR USD + 0.50%), 11/05/2040, Series 2005-1A, Class A2(1)(2)	12,694,074	12,350,217
Invitation Homes 2018-SFR1 Trust
1.03% (1 Month LIBOR USD + 0.95%), 03/17/2037, Series 2018-SFR1, Class B(1)(2)	7,698,896	7,704,312
Invitation Homes 2018-SFR2 Trust
1.16% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 06/17/2037, Series 2018-SFR2, Class B(1)(2)	1,739,727	1,742,123
Invitation Homes 2018-SFR3 Trust
1.23% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 07/17/2037, Series 2018-SFR3, Class B(1)(2)	859,920	861,355
IXIS Real Estate Capital Trust 2005-HE2
1.06% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 09/25/2035, Series 2005-HE2, Class M5(1)	6,598,935	6,598,119
Jack In The Box Funding LLC
3.98%, 08/25/2049, Series 2019-1A, Class A2I(2)	4,992,275	5,094,347
JP Morgan Mortgage Acquisition Corp. 2005-FRE1
0.73% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 10/25/2035, Series 2005-FRE1, Class M2(1)	7,044,106	6,669,265
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
0.63% (1 Month LIBOR USD + 0.54%, 0.54% Floor), 02/25/2036, Series 2006-FRE2, Class M2(1)	8,467,499	8,060,647
JP Morgan Mortgage Acquisition Trust 2006-CW1
0.52% (1 Month LIBOR USD + 0.44%, 0.44% Floor), 05/25/2036, Series 2006-CW1, Class M2(1)	11,322,000	10,592,811
JP Morgan Mortgage Acquisition Trust 2006-WMC4
0.21% (1 Month LIBOR USD + 0.12%, 0.12% Floor), 12/25/2036, Series 2006-WMC4, Class A3(1)	21,250,135	13,626,211
0.24% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036, Series 2006-WMC4, Class A4(1)	19,353,493	12,475,296
JP Morgan Mortgage Acquisition Trust 2007-CH3
0.35% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2037, Series 2007-CH3, Class A5(1)	20,580,026	20,442,228
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038, Series 2018-1A, Class A(2)	3,044,249	3,028,022
KKR CLO 29 Ltd.
1.63% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 01/15/2032, Series 29A, Class B(1)(2)	8,540,000	8,535,713
Laurel Road Prime Student Loan Trust 2020-A
1.40%, 11/25/2050, Series 2020-A, Class A2FX(2)	7,374,680	7,383,954
Legacy Mortgage Asset Trust 2019-GS2
3.75%, 01/25/2059, Series 2019-GS2, Class A1(2)(3)	202,706	202,874
Legacy Mortgage Asset Trust 2019-GS3
3.75%, 04/25/2059, Series 2019-GS3, Class A1(2)(3)	2,122,218	2,136,529
Legacy Mortgage Asset Trust 2019-GS4
3.44%, 05/25/2059, Series 2019-GS4, Class A1(2)(3)	4,344,609	4,348,935
Lehman XS Trust 2007-6
0.51% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 05/25/2037, Series 2007-6, Class 2A1(1)	9,239,139	8,222,476
LoanCore 2019-CRE2 Issuer Ltd.
1.21% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 05/15/2036, Series 2019-CRE2, Class A(1)(2)	1,358,084	1,358,084
Long Beach Mortgage Loan Trust 2004-6
1.29% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 11/25/2034, Series 2004-6, Class M1(1)	22,404,933	22,048,916
Long Beach Mortgage Loan Trust 2005-WL2
0.87% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 08/25/2035, Series 2005-WL2, Class M3(1)	10,000,000	9,956,375
Long Beach Mortgage Loan Trust 2006-WL1
0.72% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 01/25/2046, Series 2006-WL1, Class M1(1)	15,000,000	14,746,050
LP Credit Card ABS Master Trust
1.64% (1 Month LIBOR USD + 1.55%), 08/20/2024, Series 2018-1, Class A(1)(2)	3,401,184	3,401,184
Madison Park Funding XVIII Ltd.
1.32% (3 Month LIBOR USD + 1.19%), 10/21/2030, Series 2015-18A, Class A1R(1)(2)	4,815,000	4,821,077
Madison Park Funding XXXIII Ltd.
1.46% (3 Month LIBOR USD + 1.33%, 1.33% Floor), 10/15/2032, Series 2019-33A, Class A(1)(2)	4,180,000	4,200,499
Madison Park Funding XXXIX Ltd.
0.00% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 10/22/2034, Series 2021-39A, Class B(1)(2)(5)	25,900,000	25,887,050
Magnetite XXIII Ltd.
1.43% (3 Month LIBOR USD + 1.30%, 1.30% Floor), 10/25/2032, Series 2019-23A, Class A(1)(2)	1,255,000	1,254,684
Magnetite XXV Ltd.
1.33% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/25/2032, Series 2020-25A, Class A(1)(2)	18,000,000	18,018,239
1.68% (3 Month LIBOR USD + 1.55%, 1.55% Floor), 01/25/2032, Series 2020-25A, Class B(1)(2)	3,170,000	3,168,405
MAPS 2018-1 Ltd.
4.21%, 05/15/2043, Series 2018-1A, Class A(2)	5,636,675	5,684,129
MAPS 2019-1 Ltd.
4.46%, 03/15/2044, Series 2019-1A, Class A(2)	1,556,367	1,572,794

MAPS 2021-1 Trust
2.52%, 06/15/2046, Series 2021-1A, Class A(2)	13,780,240	13,852,673
Marlette Funding Trust 2019-4
2.39%, 12/17/2029, Series 2019-4A, Class A(2)	383,513	384,645
Marlette Funding Trust 2021-2
1.50%, 09/15/2031, Series 2021-2A, Class C(2)	1,120,000	1,118,444
MASTR Asset Backed Securities Trust 2004-WMC1
0.87% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 02/25/2034, Series 2004-WMC1, Class M1(1)	1,166,297	1,168,161
MASTR Specialized Loan Trust
0.61% (1 Month LIBOR USD + 0.52%, 0.52% Floor), 02/25/2036, Series 2006-2, Class A(1)(2)	604,092	591,413
Mercury Financial Credit Card Master Trust
1.54%, 03/20/2026, Series 2021-1A, Class A(2)	4,880,000	4,893,675
Merlin Aviation Holdings DAC
4.50%, 12/15/2032, Series 2016-1, Class A(2)(3)	1,556,297	1,506,664
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
0.33% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 05/25/2037, Series 2007-2, Class A2C(1)	2,441,881	1,952,131
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5
1.09% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 10/25/2037, Series 2007-5, Class 2A2(1)	18,081,680	17,681,794
Merrill Lynch Mortgage Investors Trust Series 2006-OPT1
0.23% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 08/25/2037, Series 2006-OPT1, Class A1(1)	14,593,171	14,146,451
METAL 2017-1 LLC
4.58%, 10/15/2042, Series 2017-1, Class A(2)	3,212,691	2,924,763
MF1 2020-FL4 Ltd.
1.86% (30-day Average Secured Overnight Financing Rate + 1.81%, 1.70% Floor), 11/15/2035, Series 2020-FL4, Class A(1)(2)	29,500,000	29,669,536
Midocean Credit Clo VIII
1.18% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 02/20/2031, Series 2018-8A, Class A1R(1)(2)	27,400,000	27,393,095
Mill City Mortgage Loan Trust 2016-1
2.50%, 04/25/2057, Series 2016-1, Class A1(2)(4)	35,229	35,337
Mill City Mortgage Loan Trust 2017-2
2.75%, 07/25/2059, Series 2017-2, Class A1(2)(4)	179,735	181,958
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062, Series 2018-1, Class A1(2)(4)	2,640,744	2,691,645
Mill City Mortgage Loan Trust 2018-2
3.75%, 05/25/2058, Series 2018-2, Class M1(2)(4)	494,254	522,881
Mill City Mortgage Loan Trust 2018-3
3.48%, 08/25/2058, Series 2018-3, Class A1(2)(4)	1,561,762	1,615,212
Mission Lane Credit Card Master Trust
2.24%, 09/15/2026, Series 2021-A, Class B(2)	1,195,000	1,197,489
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
1.02% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 02/25/2035, Series 2005-WMC2, Class M4(1)	1,568,504	1,574,138
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
0.22% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 10/25/2036, Series 2006-HE8, Class A1(1)	561,336	531,499
Morgan Stanley Capital I, Inc. Trust 2006-HE1
0.67% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 01/25/2036, Series 2006-HE1, Class A4(1)	8,093,614	8,020,499
Morgan Stanley Mortgage Loan Trust 2006-15XS
6.20%, 11/25/2036, Series 2006-15XS, Class A4A(3)	13,057,238	4,546,839
Morgan Stanley Mortgage Loan Trust 2007-8XS
0.62% (1 Month LIBOR USD + 0.53%, 0.53% Floor, 6.25% Cap), 04/25/2037, Series 2007-8XS, Class A5(1)	21,162,796	9,290,008
0.63% (1 Month LIBOR USD + 0.54%, 0.54% Floor, 6.26% Cap), 04/25/2037, Series 2007-8XS, Class A9(1)	2,043,569	897,417
Mountain View CLO 2014-1 Ltd.
0.93% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 10/15/2026, Series 2014-1A, Class ARR(1)(2)	188,890	188,841
Mountain View CLO 2017-1 LLC
1.22% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 10/16/2029, Series 2017-1A, Class AR(1)(2)	13,900,000	13,903,906
Mountain View CLO X Ltd.
0.95% (3 Month LIBOR USD + 0.82%, 0.82% Floor), 10/13/2027, Series 2015-10A, Class AR(1)(2)	727,580	727,897
MVW 2020-1 LLC
4.21%, 10/20/2037, Series 2020-1A, Class C(2)	479,922	504,024
MVW 2021-1W LLC
1.94%, 01/22/2041, Series 2021-1WA, Class C(2)	625,627	627,820
MVW Owner Trust 2017-1
2.75%, 12/20/2034, Series 2017-1A, Class B(2)	51,626	52,500
MVW Owner Trust 2019-1
3.33%, 11/20/2036, Series 2019-1A, Class C(2)	283,698	289,446
Nassau 2017-I Ltd.
1.28% (3 Month LIBOR USD + 1.15%), 10/15/2029, Series 2017-IA, Class A1AS(1)(2)	15,200,000	15,224,396
National Collegiate Student Loan Trust 2004-2
0.57% (1 Month LIBOR USD + 0.48%), 12/26/2033, Series 2004-2, Class A51(1)	2,159,274	2,156,541
National Collegiate Student Loan Trust 2005-3
0.46% (1 Month LIBOR USD + 0.29%), 10/25/2033, Series 2005-3W, Class A51(1)(2)	6,902,289	6,807,754
Navient Private Education Loan Trust 2017-A
2.88%, 12/16/2058, Series 2017-A, Class A2A(2)	284,741	288,442
3.91%, 12/16/2058, Series 2017-A, Class B(2)	440,000	447,778
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059, Series 2018-BA, Class A2A(2)	1,323,264	1,377,594
Navient Private Education Loan Trust 2020-I
1.08% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 04/15/2069, Series 2020-IA, Class A1B(1)(2)	18,626,441	18,791,840
1.33%, 04/15/2069, Series 2020-IA, Class A1A(2)	10,804,135	10,831,269
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042, Series 2018-A, Class A2(2)	1,257,504	1,271,886
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(2)	541,286	552,023
Navient Private Education Refi Loan Trust 2019-F
2.60%, 08/15/2068, Series 2019-FA, Class A2(2)	4,675,223	4,776,339
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068, Series 2019-GA, Class A(2)	5,089,376	5,184,454
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(2)	4,768,563	4,837,563

Navient Private Education Refi Loan Trust 2020-C
2.15%, 11/15/2068, Series 2020-CA, Class A2A(2)		4,795,000	4,929,824
2.83%, 11/15/2068, Series 2020-CA, Class B(2)		4,665,000	4,741,911
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069, Series 2020-DA, Class A(2)		8,408,421	8,492,803
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069, Series 2020-GA, Class A(2)		5,711,337	5,741,092
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069, Series 2020-HA, Class A(2)		4,243,898	4,272,372
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069, Series 2021-A, Class A(2)		4,772,111	4,765,148
2.24%, 05/15/2069, Series 2021-A, Class B(2)		360,000	359,326
Navient Private Education Refi Loan Trust 2021-F
2.12%, 02/18/2070, Series 2021-FA, Class B(2)		3,810,000	3,808,883
Navient Student Loan Trust 2014-3
0.71% (1 Month LIBOR USD + 0.62%), 03/25/2083, Series 2014-3, Class A(1)		255,857	256,495
Navient Student Loan Trust 2016-2
1.59% (1 Month LIBOR USD + 1.50%), 06/25/2065, Series 2016-2A, Class A3(1)(2)		6,200,000	6,429,091
Navient Student Loan Trust 2018-2
0.84% (1 Month LIBOR USD + 0.75%), 03/25/2067, Series 2018-2A, Class A3(1)(2)		15,000,000	15,175,557
Nelnet Student Loan Trust 2014-2
0.94% (1 Month LIBOR USD + 0.85%), 07/27/2037, Series 2014-2A, Class A3(1)(2)		4,250,000	4,312,713
Nelnet Student Loan Trust 2020-1
0.83% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 03/26/2068, Series 2020-1A, Class A(1)(2)		2,265,955	2,278,007
Neuberger Berman CLO XVI-S Ltd.
1.17% (3 Month LIBOR USD + 1.04%, 1.04% Floor), 04/15/2034, Series 2017-16SA, Class AR(1)(2)		18,770,000	18,786,611
Neuberger Berman Loan Advisers CLO 32 Ltd.
1.12% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 01/20/2032, Series 2019-32A, Class AR(1)(2)		15,740,000	15,752,749
Neuberger Berman Loan Advisers CLO 38 Ltd.
1.43% (3 Month LIBOR USD + 1.30%, 1.30% Floor), 10/20/2032, Series 2020-38A, Class A(1)(2)		6,440,000	6,438,390
Neuberger Berman Loan Advisers Clo 43 Ltd.
1.24% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 07/17/2035, Series 2021-43A, Class A(1)(2)		29,715,000	29,707,334
New Century Home Equity Loan Trust 2005-1
0.76% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 12.50% Cap), 03/25/2035, Series 2005-1, Class M1(1)		7,399,013	7,401,449
Nissan Auto Receivables 2018-B Owner Trust
3.06%, 03/15/2023, Series 2018-B, Class A3		1,032,463	1,037,519
Nissan Auto Receivables 2019-C Owner Trust
1.93%, 07/15/2024, Series 2019-C, Class A3		4,932,174	4,981,333
Nissan Auto Receivables 2020-A Owner Trust
1.38%, 12/16/2024, Series 2020-A, Class A3		7,765,000	7,835,663
Nissan Auto Receivables 2020-B Owner Trust
0.55%, 07/15/2024, Series 2020-B, Class A3		5,470,000	5,481,525
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1
0.70% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 02/25/2036, Series 2006-HE1, Class M1(1)		1,699,590	1,698,614
OAK Hill European Credit Partners V Designated Activity Co.
0.72% (3 Month EURIBOR + 0.72%, 0.72% Floor), 02/21/2030, Series 2016-5A, Class A1R(1)(2)	EUR	27,419,297	31,746,627
OCP CLO 2014-7 Ltd.
1.25% (3 Month LIBOR USD + 1.12%), 07/20/2029, Series 2014-7A, Class A1RR(1)(2)		$14,635,000	14,631,327
OCP CLO 2020-19 Ltd.
1.28% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2034, Series 2020-19A, Class AR(1)(2)		12,450,000	12,491,334
Octagon Investment Partners 29 Ltd.
1.31% (3 Month LIBOR USD + 1.18%), 01/24/2033, Series 2016-1A, Class AR(1)(2)		7,880,000	7,925,972
OHA Credit Funding 3 LTD
1.29% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/02/2035, Series 2019-3A, Class AR(1)(2)		8,770,000	8,767,790
OHA Credit Partners XVI
1.31% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/18/2034, Series 2021-16A, Class A(1)(2)		6,680,000	6,678,330
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028, Series 2015-3A, Class B(2)		710,000	711,058
OneMain Financial Issuance Trust 2016-3
3.83%, 06/18/2031, Series 2016-3A, Class A(2)		677,501	681,592
Onemain Financial Issuance Trust 2018-1
4.08%, 03/14/2029, Series 2018-1A, Class D(2)		1,220,000	1,245,362
OneMain Financial Issuance Trust 2018-2
3.57%, 03/14/2033, Series 2018-2A, Class A(2)		720,000	750,472
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031, Series 2019-1A, Class D(2)		3,360,000	3,376,753
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(2)		3,465,000	3,510,571
OneMain Financial Issuance Trust 2020-A
4.83%, 05/14/2032, Series 2020-1A, Class B(2)		2,425,000	2,574,538
OneMain Financial Issuance Trust 2021-1
2.47%, 06/16/2036, Series 2021-1A, Class D(2)		3,300,000	3,284,837
Option One Mortgage Loan Trust 2004-2
0.88% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 05/25/2034, Series 2004-2, Class M1(1)		5,943,620	5,939,356
Option One Mortgage Loan Trust 2005-2
0.75% (1 Month LIBOR USD + 0.66%, 0.66% Floor), 05/25/2035, Series 2005-2, Class M1(1)		312,260	312,414
Option One Mortgage Loan Trust 2006-1
0.53% (1 Month LIBOR USD + 0.44%, 0.44% Floor), 01/25/2036, Series 2006-1, Class 1A1(1)		2,245,357	2,244,712
0.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 01/25/2036, Series 2006-1, Class 2A4(1)		11,921,886	11,902,351
Option One Mortgage Loan Trust 2006-3
0.23% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 02/25/2037, Series 2006-3, Class 1A1(1)		18,444,337	14,213,953
Option One Mortgage Loan Trust 2007-4
0.27% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 04/25/2037, Series 2007-4, Class 2A2(1)		16,575,691	11,480,710
OSAT 2020-RPL1 Trust
3.07%, 12/26/2059, Series 2020-RPL1, Class A1(2)(3)		2,443,884	2,452,701
OZLM VII Ltd.
1.14% (3 Month LIBOR USD + 1.01%, 1.01% Floor), 07/17/2029, Series 2014-7RA, Class A1R(1)(2)		7,030,173	7,032,711

OZLM VIII Ltd.
1.30% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/17/2029, Series 2014-8A, Class A1RR(1)(2)	2,892,237	2,893,090
1.93% (3 Month LIBOR USD + 1.80%, 1.80% Floor), 10/17/2029, Series 2014-8A, Class A2RR(1)(2)	2,955,000	2,956,959
Palmer Square CLO 2020-3 Ltd.
1.49% (3 Month LIBOR USD + 1.37%, 1.37% Floor), 11/15/2031, Series 2020-3A, Class A1A(1)(2)	23,860,000	23,929,218
Palmer Square CLO 2021-2 Ltd.
1.26% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/15/2034, Series 2021-2A, Class A(1)(2)	9,020,000	9,017,727
Palmer Square CLO 2021-4 Ltd.
0.00% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/15/2034, Series 2021-4A, Class A(1)(2)(5)	22,275,000	22,269,431
Palmer Square Loan Funding 2019-4 Ltd.
1.03% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 10/24/2027, Series 2019-4A, Class A1(1)(2)	875,135	873,656
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4
0.87% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 09/25/2035, Series 2005-WHQ4, Class M3(1)	8,000,000	7,826,275
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049, Series 2019-1A, Class A2(2)	781,088	793,915
4.26%, 09/05/2048, Series 2018-1A, Class A2I(2)	5,524,150	5,527,735
Prestige Auto Receivables Trust 2018-1
3.75%, 10/15/2024, Series 2018-1A, Class C(2)	2,090,509	2,107,508
Prestige Auto Receivables Trust 2020-1
3.67%, 02/15/2028, Series 2020-1A, Class E(2)	3,270,000	3,368,087
Progress Residential 2019-SFR1 Trust
4.17%, 08/17/2035, Series 2019-SFR1, Class D(2)	1,190,000	1,201,296
Progress Residential 2019-SFR2 Trust
3.79%, 05/17/2036, Series 2019-SFR2, Class D(2)	2,165,000	2,188,998
Progress Residential 2019-SFR4 Trust
3.14%, 10/17/2036, Series 2019-SFR4, Class D(2)	1,915,000	1,942,034
Progress Residential 2020-SFR3 Trust
1.50%, 10/17/2027, Series 2020-SFR3, Class B(2)	345,000	342,103
2.30%, 10/17/2027, Series 2020-SFR3, Class E(2)	545,000	542,535
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1(2)	4,365,000	4,354,857
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(2)	1,815,000	1,812,783
2.69%, 05/17/2026, Series 2021-SFR3, Class E2(2)	1,510,000	1,511,413
Progress Residential 2021-SFR4
2.41%, 05/17/2038, Series 2021-SFR4, Class E1(2)	955,000	956,776
2.56%, 05/17/2038, Series 2021-SFR4, Class E2(2)	640,000	637,041
Progress Residential 2021-SFR5 Trust
2.21%, 07/17/2038, Series 2021-SFR5, Class E1(2)	2,185,000	2,164,787
2.36%, 07/17/2038, Series 2021-SFR5, Class E2(2)	545,000	538,041
Progress Residential 2021-SFR7 Trust
2.59%, 08/17/2040, Series 2021-SFR7, Class E1(2)	5,175,000	5,088,130
2.64%, 08/17/2040, Series 2021-SFR7, Class E2(2)	1,035,000	1,017,604
Progress Residential Trust
2.43%, 07/17/2038, Series 2021-SFR6, Class E1(2)	2,730,000	2,726,289
2.53%, 07/17/2038, Series 2021-SFR6, Class E2(2)	1,375,000	1,373,134
PRPM 2020-4 LLC
2.95%, 10/25/2025, Series 2020-4, Class A1(2)(3)	2,993,585	3,005,157
RAAC Series 2006-RP4 Trust
0.91% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 14.00% Cap), 01/25/2046, Series 2006-RP4, Class M1(1)(2)	13,502,819	13,498,325
RAMP Series 2005-RS5 Trust
1.11% (1 Month LIBOR USD + 0.68%, 1.02% Floor, 14.00% Cap), 05/25/2035, Series 2005-RS5, Class M5(1)	500,000	499,974
RASC Series 2005-KS10 Trust
0.75% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 14.00% Cap), 11/25/2035, Series 2005-KS10, Class M2(1)	5,134,576	5,126,811
RASC Series 2006-KS9 Trust
0.25% (1 Month LIBOR USD + 0.16%, 0.16% Floor, 14.00% Cap), 11/25/2036, Series 2006-KS9, Class AI3(1)	434,157	694,659
RASC Series 2007-KS3 Trust
0.43% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 14.00% Cap), 04/25/2037, Series 2007-KS3, Class AI4(1)	31,155,046	30,533,920
Reese Park CLO Ltd.
1.45% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 10/15/2032, Series 2020-1A, Class A1(1)(2)	6,435,000	6,444,028
Rockford Tower CLO 2019-2 Ltd.
1.23% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 08/20/2032, Series 2019-2A, Class AR(1)(2)	13,850,000	13,846,496
Rockford Tower CLO 2021-1 Ltd.
1.25% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1(1)(2)	25,790,000	25,784,017
Santander Drive Auto Receivables Trust 2018-4
3.98%, 12/15/2025, Series 2018-4, Class D	3,390,000	3,467,266
Santander Drive Auto Receivables Trust 2018-5
4.19%, 12/16/2024, Series 2018-5, Class D	2,680,388	2,720,602
Santander Drive Auto Receivables Trust 2019-1
3.65%, 04/15/2025, Series 2019-1, Class D	11,435,000	11,685,351
Santander Drive Auto Receivables Trust 2019-3
2.68%, 10/15/2025, Series 2019-3, Class D	4,095,000	4,180,685
Santander Drive Auto Receivables Trust 2020-1
4.11%, 12/15/2025, Series 2020-1, Class C	840,000	875,529
5.35%, 03/15/2028, Series 2020-1, Class D	7,195,000	7,785,568
Santander Drive Auto Receivables Trust 2020-4
1.48%, 01/15/2027, Series 2020-4, Class D	595,000	602,607
Santander Drive Auto Receivables Trust 2021-1
1.13%, 11/16/2026, Series 2021-1, Class D	3,280,000	3,288,029
Santander Drive Auto Receivables Trust 2021-2
1.35%, 07/15/2027, Series 2021-2, Class D	7,115,000	7,141,693
Santander Drive Auto Receivables Trust 2021-3
1.33%, 09/15/2027, Series 2021-3, Class D	9,445,000	9,436,509
Santander Retail Auto Lease Trust 2019-B
3.31%, 06/20/2024, Series 2019-B, Class D(2)	6,610,000	6,764,558
Santander Retail Auto Lease Trust 2019-C
2.88%, 06/20/2024, Series 2019-C, Class D(2)	10,280,000	10,514,939

Santander Retail Auto Lease Trust 2021-A
1.38%, 03/22/2027, Series 2021-A, Class D(2)	8,685,000	8,666,509
Saxon Asset Securities Trust 2006-1
0.55% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 12.25% Cap), 03/25/2036, Series 2006-1, Class M1(1)	1,440,199	1,438,583
Saxon Asset Securities Trust 2007-2
0.29% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 05/25/2047, Series 2007-2, Class A1(1)	21,753,633	20,342,719
Saxon Asset Securities Trust 2007-3
0.40% (1 Month LIBOR USD + 0.31%, 0.31% Floor), 09/25/2037, Series 2007-3, Class 1A(1)	21,282,852	21,010,023
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(2)	340,000	337,353
Securitized Asset Backed Receivables LLC Trust 2004-OP1
0.85% (1 Month LIBOR USD + 0.77%, 0.77% Floor), 02/25/2034, Series 2004-OP1, Class M1(1)	11,818,910	11,783,972
Securitized Asset Backed Receivables LLC Trust 2005-HE1
0.73% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 10/25/2035, Series 2005-HE1, Class M1(1)	3,266,793	3,101,808
Securitized Asset Backed Receivables LLC Trust 2006-CB5
0.37% (1 Month LIBOR USD + 0.28%, 0.28% Floor), 06/25/2036, Series 2006-CB5, Class A3(1)	4,678,209	3,644,737
ServiceMaster Funding LLC
2.84%, 01/30/2051, Series 2020-1, Class A2I(2)	8,760,975	8,916,552
Shackleton 2016-IX CLO Ltd.
1.26% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 10/20/2028, Series 2016-9A, Class AR(1)(2)	1,114,526	1,115,372
Sierra Timeshare 2019-1 Receivables Funding LLC
3.20%, 01/20/2036, Series 2019-1A, Class A(2)	990,111	1,021,441
Sierra Timeshare 2019-2 Receivables Funding LLC
3.12%, 05/20/2036, Series 2019-2A, Class C(2)	1,847,377	1,887,174
Sierra Timeshare 2019-3 Receivables Funding LLC
3.00%, 08/20/2036, Series 2019-3A, Class C(2)	1,250,426	1,268,217
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(2)	3,909,496	3,905,744
1.79%, 11/20/2037, Series 2021-1A, Class C(2)	1,083,930	1,085,488
Sierra Timeshare Conduit Receivables Funding LLC
2.91%, 03/20/2034, Series 2017-1A, Class A(2)	55,510	55,883
S-Jets 2017-1 Ltd.
3.97%, 08/15/2042, Series 2017-1, Class A(2)	16,076,742	15,944,879
Slam 2021-1 Ltd.
2.43%, 06/15/2046, Series 2021-1A, Class A(2)	9,775,092	9,785,016
SLM Private Credit Student Loan Trust 2003-B
0.00%, 03/15/2033, Series 2003-B, Class A3(4)	1,804,000	1,755,900
SLM Student Loan Trust 2003-7
1.32% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 12/15/2033, Series 2003-7A, Class A5A(1)(2)	7,835,270	7,857,938
SLM Student Loan Trust 2005-4
0.30% (3 Month LIBOR USD + 0.17%), 07/25/2040, Series 2005-4, Class A4(1)	11,000,000	10,700,672
SLM Student Loan Trust 2006-10
0.35% (3 Month LIBOR USD + 0.22%), 03/25/2044, Series 2006-10, Class B(1)	1,777,018	1,653,341
SLM Student Loan Trust 2007-2
0.30% (3 Month LIBOR USD + 0.17%), 07/25/2025, Series 2007-2, Class B(1)	6,950,000	6,278,382
SLM Student Loan Trust 2007-3
0.19% (3 Month LIBOR USD + 0.06%), 01/25/2022, Series 2007-3, Class A4(1)	2,929,794	2,860,321
SLM Student Loan Trust 2007-7
0.46% (3 Month LIBOR USD + 0.33%), 01/25/2022, Series 2007-7, Class A4(1)	2,182,730	2,144,909
SLM Student Loan Trust 2008-2
0.88% (3 Month LIBOR USD + 0.75%), 04/25/2023, Series 2008-2, Class A3(1)	7,294,094	7,213,023
SLM Student Loan Trust 2008-5
1.83% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/25/2023, Series 2008-5, Class A4(1)	3,262,053	3,294,636
1.98% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 07/25/2073, Series 2008-5, Class B(1)	7,350,000	7,256,752
SLM Student Loan Trust 2008-6
1.23% (3 Month LIBOR USD + 1.10%), 07/25/2023, Series 2008-6, Class A4(1)	11,113,861	11,141,525
SLM Student Loan Trust 2008-7
1.03% (3 Month LIBOR USD + 0.90%), 07/25/2023, Series 2008-7, Class A4(1)	8,636,514	8,603,965
SLM Student Loan Trust 2012-1
1.04% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 09/25/2028, Series 2012-1, Class A3(1)	10,891,565	10,781,060
SLM Student Loan Trust 2012-2
0.79% (1 Month LIBOR USD + 0.70%), 01/25/2029, Series 2012-2, Class A(1)	12,738,811	12,517,002
SLM Student Loan Trust 2012-7
0.74% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/26/2026, Series 2012-7, Class A3(1)	4,274,873	4,189,113
1.89% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 09/25/2043, Series 2012-7, Class B(1)	2,220,000	2,219,581
SLM Student Loan Trust 2014-1
0.69% (1 Month LIBOR USD + 0.60%), 02/26/2029, Series 2014-1, Class A3(1)	2,592,365	2,511,670
SMB Private Education Loan Trust 2015-B
1.83% (1 Month LIBOR USD + 1.75%), 05/17/2032, Series 2015-B, Class A3(1)(2)	1,685,000	1,703,686
2.98%, 07/15/2027, Series 2015-B, Class A2A(2)	36,413	36,684
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043, Series 2015-C, Class B(2)	1,295,000	1,350,038
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031, Series 2016-A, Class A2A(2)	191,720	196,111
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032, Series 2016-B, Class A2A(2)	1,106,373	1,131,443
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034, Series 2016-C, Class A2A(2)	343,014	348,991
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034, Series 2017-A, Class A2A(2)	981,605	1,007,788
SMB Private Education Loan Trust 2017-B
2.82%, 10/15/2035, Series 2017-B, Class A2A(2)	1,951,137	2,013,929
SMB Private Education Loan Trust 2018-A
3.50%, 02/15/2036, Series 2018-A, Class A2A(2)	9,971,387	10,460,911
SMB Private Education Loan Trust 2018-B
3.60%, 01/15/2037, Series 2018-B, Class A2A(2)	4,210,309	4,439,791
4.00%, 07/15/2042, Series 2018-B, Class B(2)	285,000	301,913

SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035, Series 2018-C, Class A2A(2)	9,957,565	10,452,918
4.00%, 11/17/2042, Series 2018-C, Class B(2)	770,000	816,447
SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036, Series 2019-A, Class A2A(2)	6,740,054	7,029,429
SMB Private Education Loan Trust 2019-B
2.84%, 06/15/2037, Series 2019-B, Class A2A(2)	6,336,426	6,587,693
SMB Private Education Loan Trust 2020-A
2.23%, 09/15/2037, Series 2020-A, Class A2A(2)	12,400,000	12,702,931
SMB Private Education Loan Trust 2020-PTB
1.60%, 09/15/2054, Series 2020-PTB, Class A2A(2)	8,101,408	8,189,161
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053, Series 2021-A, Class APT1(2)	11,410,970	11,241,039
SoFi Consumer Loan Program 2017-6 LLC
3.52%, 11/25/2026, Series 2017-6, Class B(2)	792,323	797,827
SoFi Consumer Loan Program 2018-2 Trust
3.79%, 04/26/2027, Series 2018-2, Class B(2)	599,217	602,700
SoFi Consumer Loan Program 2018-3 Trust
4.02%, 08/25/2027, Series 2018-3, Class B(2)	646,252	652,124
SoFi Consumer Loan Program 2018-4 Trust
4.17%, 11/26/2027, Series 2018-4, Class C(2)	2,157,735	2,188,327
SoFi Consumer Loan Program 2019-1 Trust
3.73%, 02/25/2028, Series 2019-1, Class C(2)	5,690,000	5,759,656
SoFi Consumer Loan Program 2019-2 Trust
3.46%, 04/25/2028, Series 2019-2, Class C(2)	3,145,000	3,202,933
SoFi Consumer Loan Program 2019-3 Trust
3.35%, 05/25/2028, Series 2019-3, Class C(2)	5,965,000	6,076,978
SoFi Consumer Loan Program 2020-1 Trust
2.02%, 01/25/2029, Series 2020-1, Class A(2)	1,632,004	1,642,186
SoFi Consumer Loan Program 2021-1 Trust
2.04%, 09/25/2030, Series 2021-1, Class D(2)	925,000	924,801
SoFi Professional Loan Program 2015-D LLC
3.59%, 10/26/2037, Series 2015-D, Class B(2)	332,624	334,981
SoFi Professional Loan Program 2016-B LLC
3.80%, 04/25/2037, Series 2016-B, Class B(2)	195,000	198,350
SoFi Professional Loan Program 2016-C LLC
3.35%, 05/25/2037, Series 2016-C, Class B(2)(4)	310,000	313,614
SoFi Professional Loan Program 2016-D LLC
3.23%, 01/25/2039, Series 2016-D, Class B(2)(4)	490,000	507,255
SoFi Professional Loan Program 2016-E LLC
3.44%, 07/25/2040, Series 2016-E, Class B(2)(4)	1,600,000	1,636,773
SoFi Professional Loan Program 2017-A LLC
4.43%, 03/26/2040, Series 2017-A, Class C(2)(4)	1,030,000	1,074,338
SoFi Professional Loan Program 2017-C LLC
0.69% (1 Month LIBOR USD + 0.60%), 07/25/2040, Series 2017-C, Class A1(1)(2)	1,094,276	1,094,939
SoFi Professional Loan Program 2017-D LLC
2.65%, 09/25/2040, Series 2017-D, Class A2FX(2)	1,610,204	1,641,210
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040, Series 2017-E, Class C(2)	695,000	724,382
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041, Series 2017-F, Class BFX(2)	1,405,000	1,462,453
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048, Series 2018-C, Class BFX(2)	1,875,000	1,975,717
Sound Point Clo XIV Ltd.
1.13% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 01/23/2029, Series 2016-3A, Class AR2(1)(2)	3,120,428	3,122,544
Sound Point Clo XV Ltd.
1.04% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/23/2029, Series 2017-1A, Class ARR(1)(2)	2,750,000	2,751,111
Southwick Park CLO LLC
1.43% (3 Month LIBOR USD + 1.30%), 07/20/2032, Series 2019-4A, Class A1(1)(2)	11,400,000	11,406,361
Specialty Underwriting & Residential Finance Trust Series 2006-BC2
3.42%, 02/25/2037, Series 2006-BC2, Class A2C(3)	12,164,899	6,213,493
Specialty Underwriting & Residential Finance Trust Series 2006-BC5
0.23% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 11/25/2037, Series 2006-BC5, Class A1(1)	12,141,217	10,915,012
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030, Series 2017-AA, Class A(2)	1,173,893	1,175,436
3.86%, 07/15/2030, Series 2017-AA, Class C(2)	1,270,000	1,271,975
Sprite 2017-1 Ltd.
4.25%, 12/15/2037, Series 2017-1, Class A(2)	886,642	880,691
Stack Infrastructure Issuer LLC Series 2019-1
4.54%, 02/25/2044, Series 2019-1A, Class A2(2)	7,252,671	7,627,165
Structured Adjustable Rate Mortgage Loan Trust
2.84%, 02/25/2035, Series 2005-1, Class 1A1(4)	4,848,921	4,956,243
Structured Asset Investment Loan Trust 2004-8
0.99% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 09/25/2034, Series 2004-8, Class M1(1)	735,398	734,925
Structured Asset Investment Loan Trust 2005-HE2
0.84% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 07/25/2035, Series 2005-HE2, Class M2(1)	3,328,070	3,314,728
Structured Asset Mortgage Investments II Trust 2007-AR3
0.28% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap), 09/25/2047, Series 2007-AR3, Class 2A1(1)	21,619,342	20,811,844
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
1.09% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 08/25/2037, Series 2007-WF2, Class A1(1)	357,758	361,548
STWD 2019-FL1 Ltd.
1.24% (30-day Average Secured Overnight Financing Rate + 1.19%, 1.08% Floor), 07/15/2038, Series 2019-FL1, Class A(1)(2)	22,600,000	22,600,000
Symphony CLO XVII Ltd.
1.01% (3 Month LIBOR USD + 0.88%), 04/15/2028, Series 2016-17A, Class AR(1)(2)	3,079,710	3,081,623
Symphony CLO XX Ltd.
1.78% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 01/16/2032, Series 2018-20A, Class BR(1)(2)	11,220,000	11,214,356
Symphony CLO XXIII Ltd.
1.45% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 01/15/2034, Series 2020-23A, Class A(1)(2)	14,200,000	14,219,585

Symphony CLO XXVI Ltd.
1.21% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 04/20/2033, Series 2021-26A, Class AR(1)(2)			4,650,000	4,648,833
Taco Bell Funding LLC
2.29%, 08/25/2051, Series 2021-1A, Class A2II(2)			9,150,000	9,112,448
TCI-Flatiron CLO 2016-1 Ltd.
1.28% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 01/17/2032, Series 2016-1A, Class AR2(1)(2)			10,000,000	10,003,040
Textainer Marine Containers VII Ltd.
1.68%, 02/20/2046, Series 2021-1A, Class A(2)			3,961,100	3,899,964
TIF Funding II LLC
1.65%, 02/20/2046, Series 2021-1A, Class A(2)			4,158,442	4,067,995
Tikehau CLO II BV
0.88% (3 Month EURIBOR + 0.88%, 0.88% Floor), 12/07/2029, Series 2A, Class AR(1)(2)		EUR	1,671,353	1,936,785
Towd Point Mortgage Trust 2015-4
3.75%, 04/25/2055, Series 2015-4, Class M1(2)(4)	$		960,000	973,839
3.75%, 04/25/2055, Series 2015-4, Class M2(2)(4)			100,000	103,175
Towd Point Mortgage Trust 2016-1
2.75%, 02/25/2055, Series 2016-1, Class A1B(2)(4)			21,604	21,595
3.00%, 02/25/2055, Series 2016-1, Class A3B(2)(4)			65,588	66,017
Towd Point Mortgage Trust 2016-2
2.75%, 08/25/2055, Series 2016-2, Class A1A(2)(4)			40,961	41,161
Towd Point Mortgage Trust 2016-3
2.25%, 04/25/2056, Series 2016-3, Class A1(2)(4)			37,791	37,877
Towd Point Mortgage Trust 2016-4
2.25%, 07/25/2056, Series 2016-4, Class A1(2)(4)			157,269	158,272
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056, Series 2017-1, Class A1(2)(4)			168,590	170,867
3.75%, 10/25/2056, Series 2017-1, Class M1(2)(4)			6,315,000	6,693,726
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057, Series 2017-2, Class A1(2)(4)			81,291	82,272
Towd Point Mortgage Trust 2017-3
3.00%, 07/25/2057, Series 2017-3, Class A2(2)(4)			320,000	331,733
Towd Point Mortgage Trust 2017-4
3.25%, 06/25/2057, Series 2017-4, Class M2(2)(4)			2,465,000	2,590,536
Towd Point Mortgage Trust 2017-5
0.69% (1 Month LIBOR USD + 0.60%), 02/25/2057, Series 2017-5, Class A1(1)(2)			266,252	266,250
1.59% (1 Month LIBOR USD + 1.50%), 02/25/2057, Series 2017-5, Class M2(1)(2)			3,310,000	3,362,084
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058, Series 2018-3, Class A1(2)(4)			4,415,353	4,617,557
Towd Point Mortgage Trust 2018-4
3.00%, 06/25/2058, Series 2018-4, Class A2(2)(4)			1,015,000	1,065,742
Towd Point Mortgage Trust 2018-5
3.25%, 07/25/2058, Series 2018-5, Class M1(2)(4)			2,250,000	2,344,468
Towd Point Mortgage Trust 2019-1
3.71%, 03/25/2058, Series 2019-1, Class A1(2)(4)			7,935,391	8,357,665
Towd Point Mortgage Trust 2019-2
3.75%, 12/25/2058, Series 2019-2, Class M1(2)(4)			9,810,000	10,322,371
Towd Point Mortgage Trust 2019-MH1
3.00%, 11/25/2058, Series 2019-MH1, Class A1(2)(4)			324,505	329,069
Towd Point Mortgage Trust 2019-SJ1
4.17%, 11/25/2058, Series 2019-SJ1, Class A2(2)(4)			662,944	662,042
5.50%, 11/25/2058, Series 2019-SJ1, Class B2(2)(4)			9,826,000	10,230,256
Towd Point Mortgage Trust 2019-SJ2
4.50%, 11/25/2058, Series 2019-SJ2, Class M1(2)(4)			12,971,000	13,027,529
Towd Point Mortgage Trust 2019-SJ3
3.00%, 11/25/2059, Series 2019-SJ3, Class A1(2)(4)			2,038,496	2,042,424
Towd Point Mortgage Trust 2020-1
3.25%, 01/25/2060, Series 2020-1, Class A2B(2)(4)			575,000	605,794
Towd Point Mortgage Trust 2020-2
3.00%, 04/25/2060, Series 2020-2, Class A2B(2)(4)			310,000	325,603
Toyota Auto Receivables 2020-C Owner Trust
0.44%, 10/15/2024, Series 2020-C, Class A3			9,070,000	9,087,999
Toyota Auto Receivables 2021-A Owner Trust
0.16%, 07/17/2023, Series 2021-A, Class A2			4,559,052	4,558,330
Tralee CLO V Ltd.
1.24% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/20/2028, Series 2018-5A, Class A1(1)(2)			1,869,864	1,869,397
Tricon American Homes 2019-SFR1 Trust
3.20%, 03/17/2038, Series 2019-SFR1, Class D(2)			1,270,000	1,305,029
Tricon American Homes 2020-SFR1
2.55%, 07/17/2038, Series 2020-SFR1, Class D(2)			1,220,000	1,231,107
Tricon American Homes 2020-SFR2 Trust
2.73%, 11/17/2039, Series 2020-SFR2, Class E1(2)			1,855,000	1,839,374
Triton Container Finance VIII LLC
1.86%, 03/20/2046, Series 2021-1A, Class A(2)			8,272,800	8,197,399
Upstart Securitization Trust 2019-3
2.68%, 01/21/2030, Series 2019-3, Class A(2)			464,972	466,081
Upstart Securitization Trust 2020-1
2.32%, 04/22/2030, Series 2020-1, Class A(2)			753,113	756,759
VCAT 2021-NPL1 LLC
2.29%, 12/26/2050, Series 2021-NPL1, Class A1(2)(3)			3,081,340	3,089,690
VCAT 2021-NPL5 LLC
1.87%, 08/25/2061, Series 2021-NPL5, Class A1(2)(3)			8,027,804	8,022,944
VCAT Asset Securitization LLC
1.92%, 09/25/2051, Series 2021-NPL6, Class A1(2)(3)			12,700,000	12,699,251
Venture XIV CLO Ltd.
1.15% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 08/28/2029, Series 2013-14A, Class ARR(1)(2)			15,300,000	15,295,043
Venture Xxv Clo Ltd.
1.15% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 04/20/2029, Series 2016-25A, Class ARR(1)(2)			31,462,975	31,476,913

VOLT XCII LLC
1.89%, 02/27/2051, Series 2021-NPL1, Class A1(2)(3)	1,908,517	1,908,557
VOLT XCIII LLC
1.89%, 02/27/2051, Series 2021-NPL2, Class A1(2)(3)	5,135,649	5,151,735
VOLT XCIV LLC
2.24%, 02/27/2051, Series 2021-NPL3, Class A1(2)(3)	4,522,975	4,527,131
VOLT XCVI LLC
2.12%, 03/27/2051, Series 2021-NPL5, Class A1(2)(3)	3,838,988	3,841,279
VOLT XCVII LLC
2.24%, 04/25/2051, Series 2021-NPL6, Class A1(2)(3)	7,578,561	7,579,651
Voya CLO 2020-1 Ltd.
1.81% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/16/2034, Series 2020-1A, Class BR(1)(2)	9,000,000	8,995,482
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
3.06%, 02/25/2037, Series 2007-HY1, Class 4A1(4)	7,153,348	7,164,883
WAVE 2017-1 Trust
3.84%, 11/15/2042, Series 2017-1A, Class A(2)	2,068,928	2,038,282
Wellfleet CLO 2017-2A Ltd.
1.19% (3 Month LIBOR USD + 1.06%), 10/20/2029, Series 2017-2A, Class A1R(1)(2)	6,900,000	6,908,080
Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust
0.99% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2034, Series 2004-2, Class M1(1)	1,368,769	1,356,628
Wendy’s Funding LLC
2.37%, 06/15/2051, Series 2021-1A, Class A2I(2)	4,962,563	5,004,074
2.78%, 06/15/2051, Series 2021-1A, Class A2II(2)	713,213	725,402
Westlake Automobile Receivables Trust 2018-2
4.00%, 01/16/2024, Series 2018-2A, Class D(2)	509,888	512,539
Westlake Automobile Receivables Trust 2018-3
4.00%, 10/16/2023, Series 2018-3A, Class D(2)	1,056,909	1,067,691
Westlake Automobile Receivables Trust 2019-1
3.67%, 03/15/2024, Series 2019-1A, Class D(2)	6,545,000	6,668,712
Westlake Automobile Receivables Trust 2020-3
1.24%, 11/17/2025, Series 2020-3A, Class C(2)	1,030,000	1,038,242
Westlake Automobile Receivables Trust 2021-2
1.23%, 12/15/2026, Series 2021-2A, Class D(2)	5,075,000	5,068,043
Wind River 2016-1 CLO Ltd.
1.78% (3 Month LIBOR USD + 1.65%), 07/15/2028, Series 2016-1A, Class BR(1)(2)	1,320,000	1,324,501
2.23% (3 Month LIBOR USD + 2.10%), 07/15/2028, Series 2016-1A, Class CR(1)(2)	1,395,000	1,383,013
Wingstop Funding LLC
2.84%, 12/05/2050, Series 2020-1A, Class A2(2)	1,009,925	1,038,798
World Omni Auto Receivables Trust
1.64%, 08/17/2026, Series 2020-A, Class C	3,190,000	3,236,514

Total Asset-Backed Obligations (Cost: $3,058,213,359)		3,057,225,543

Corporate Bonds – 31.51%
Basic Materials – 0.76%
Alcoa Nederland Holding BV
5.50%, 12/15/2027(2)	2,745,000	2,944,287
Alpek SAB de CV
3.25%, 02/25/2031(2)	2,835,000	2,863,378
Anglo American Capital Plc
2.63%, 09/10/2030(2)	23,410,000	23,253,398
4.00%, 09/11/2027(2)	1,000,000	1,102,125
4.13%, 09/27/2022(2)	3,883,000	4,018,726
4.50%, 03/15/2028(2)	19,220,000	21,672,963
Antofagasta Plc
2.38%, 10/14/2030(2)	9,085,000	8,767,116
Arconic Corp.
6.13%, 02/15/2028(2)	1,275,000	1,351,525
Braskem Netherlands Finance BV
4.50%, 01/31/2030(2)	5,210,000	5,543,440
5.88%, 01/31/2050(2)	4,160,000	4,732,000
Celulosa Arauco y Constitucion SA
3.88%, 11/02/2027	860,000	922,350
CF Industries, Inc.
4.50%, 12/01/2026(2)	5,145,000	5,866,162
Corp. Nacional del Cobre de Chile
3.15%, 01/14/2030	4,005,000	4,133,240
4.50%, 09/16/2025	203,000	224,430
Equate Petrochemical BV
4.25%, 11/03/2026	1,060,000	1,166,000
First Quantum Minerals Ltd.
6.88%, 10/15/2027(2)	3,530,000	3,732,975
FMC Corp.
3.45%, 10/01/2029	1,850,000	1,996,553
4.50%, 10/01/2049	1,025,000	1,209,785
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/2031(2)	4,760,000	4,918,746
Freeport-McMoRan, Inc.
4.38%, 08/01/2028	1,505,000	1,574,606
4.63%, 08/01/2030	1,010,000	1,092,062
5.40%, 11/14/2034	5,945,000	7,141,431
5.45%, 03/15/2043	1,215,000	1,495,969
Glencore Finance Canada Ltd.
4.95%, 11/15/2021(2)	1,170,000	1,173,838
Glencore Funding LLC
2.85%, 04/27/2031(2)	9,525,000	9,581,961
3.88%, 10/27/2027(2)	11,555,000	12,596,105
4.00%, 04/16/2025(2)	4,450,000	4,815,434

4.00%, 03/27/2027(2)		1,000,000	1,099,735
4.13%, 03/12/2024(2)		4,920,000	5,271,023
4.88%, 03/12/2029(2)		8,160,000	9,373,113
Hudbay Minerals, Inc.
4.50%, 04/01/2026(2)		1,345,000	1,331,550
6.13%, 04/01/2029(2)		1,890,000	1,979,482
ICL Group Ltd.
6.38%, 05/31/2038(2)		10,200,000	13,229,400
IMCD NV
2.50%, 03/26/2025	EUR	1,000,000	1,210,541
Indonesia Asahan Aluminium Persero PT
5.45%, 05/15/2030(2)		$1,400,000	1,610,000
6.53%, 11/15/2028		200,000	244,750
6.53%, 11/15/2028(2)		1,800,000	2,202,750
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030(2)		14,250,000	14,128,417
5.00%, 09/26/2048		9,965,000	12,885,482
LYB International Finance III LLC
4.20%, 10/15/2049		4,050,000	4,609,058
Methanex Corp.
5.13%, 10/15/2027		4,150,000	4,487,187
Newcrest Finance Pty Ltd.
3.25%, 05/13/2030(2)		2,260,000	2,401,782
Newmont Corp.
3.70%, 03/15/2023		430,000	445,473
Orbia Advance Corp. SAB de CV
2.88%, 05/11/2031(2)		9,280,000	9,338,000
4.00%, 10/04/2027(2)		1,255,000	1,367,963
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030		960,000	938,562
Steel Dynamics, Inc.
3.25%, 01/15/2031		200,000	214,221
3.45%, 04/15/2030		7,590,000	8,162,266
Suzano Austria GmbH
3.75%, 01/15/2031		6,505,000	6,682,261
Syngenta Finance NV
3.38%, 04/16/2026	EUR	1,200,000	1,525,914
4.44%, 04/24/2023(2)		$200,000	209,068
4.89%, 04/24/2025(2)		550,000	601,931
5.18%, 04/24/2028(2)		500,000	561,808
Vale Overseas Ltd.
6.25%, 08/10/2026		1,299,000	1,534,989
6.88%, 11/21/2036		1,132,000	1,508,390
6.88%, 11/10/2039		316,000	427,548
Volcan Compania Minera SAA
4.38%, 02/11/2026(2)		1,290,000	1,255,815
Westlake Chemical Corp.
1.63%, 07/17/2029	EUR	2,025,000	2,478,142
3.60%, 08/15/2026		$1,925,000	2,113,548

Total Basic Materials			255,320,774

Communications – 4.42%
Alibaba Group Holding Ltd.
3.40%, 12/06/2027		2,590,000	2,774,161
Altice Financing SA
2.25%, 01/15/2025	EUR	2,700,000	3,011,513
3.00%, 01/15/2028		3,500,000	3,816,242
5.75%, 08/15/2029(2)		$7,503,000	7,267,631
Altice France SA
5.50%, 01/15/2028(2)		3,615,000	3,675,461
7.38%, 05/01/2026(2)		643,000	667,177
8.13%, 02/01/2027(2)		700,000	753,200
Amazon.com, Inc.
2.88%, 05/12/2041		10,000,000	10,314,193
AT&T, Inc.
1.65%, 02/01/2028		1,610,000	1,597,106
2.25%, 02/01/2032		7,580,000	7,380,371
2.30%, 06/01/2027		12,975,000	13,428,812
2.55%, 12/01/2033		42,476,000	41,788,654
2.75%, 06/01/2031		11,655,000	11,967,350
3.10%, 02/01/2043		5,980,000	5,733,304
3.30%, 02/01/2052		6,550,000	6,342,095
3.50%, 06/01/2041		6,608,000	6,784,630
3.50%, 09/15/2053		17,489,000	17,309,213
3.50%, 02/01/2061		7,324,000	7,008,677
3.65%, 06/01/2051		6,235,000	6,353,387
3.80%, 12/01/2057		26,047,000	26,608,364
3.85%, 06/01/2060		6,797,000	7,028,116
4.30%, 02/15/2030		9,630,000	11,051,174
4.30%, 12/15/2042		2,000,000	2,232,170
4.35%, 03/01/2029		7,181,000	8,233,875
4.50%, 05/15/2035		1,637,000	1,916,344
4.50%, 03/09/2048		6,420,000	7,396,410
4.75%, 05/15/2046		1,950,000	2,332,486
5.25%, 03/01/2037		6,052,000	7,508,145
Baidu, Inc.
2.88%, 07/06/2022		5,105,000	5,183,566
3.88%, 09/29/2023		11,455,000	12,095,105
4.38%, 03/29/2028		2,500,000	2,799,010

Bharti Airtel Ltd.
3.25%, 06/03/2031(2)		4,410,000	4,433,742
Booking Holdings, Inc.
4.63%, 04/13/2030		18,790,000	22,334,560
C&W Senior Financing DAC
6.88%, 09/15/2027(2)		600,000	630,750
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031(2)		12,100,000	12,309,935
4.25%, 01/15/2034(2)		13,750,000	13,621,094
4.50%, 08/15/2030(2)		1,660,000	1,712,655
4.50%, 05/01/2032		185,000	190,550
4.50%, 06/01/2033(2)		7,101,000	7,226,830
5.38%, 06/01/2029(2)		1,370,000	1,479,600
Charter Communications Operating LLC
2.25%, 01/15/2029		4,815,000	4,811,210
2.30%, 02/01/2032		10,000,000	9,523,741
2.80%, 04/01/2031		9,935,000	9,957,442
3.50%, 03/01/2042		6,100,000	5,968,374
3.70%, 04/01/2051		32,555,000	31,696,321
3.75%, 02/15/2028		19,855,000	21,744,262
3.85%, 04/01/2061		29,795,000	28,415,274
3.90%, 06/01/2052		8,900,000	8,865,059
3.95%, 06/30/2062		52,305,000	50,458,124
4.20%, 03/15/2028		10,000,000	11,168,899
4.40%, 12/01/2061		14,700,000	15,287,412
4.80%, 03/01/2050		7,125,000	7,995,713
5.38%, 04/01/2038		980,000	1,182,543
5.38%, 05/01/2047		6,800,000	8,141,611
5.75%, 04/01/2048		6,670,000	8,426,163
6.48%, 10/23/2045		1,015,000	1,379,974
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027(2)		1,335,000	1,381,471
Comcast Corp.
3.25%, 11/01/2039		5,115,000	5,400,407
CommScope Technologies LLC
5.00%, 03/15/2027(2)		835,000	794,219
CommScope, Inc.
6.00%, 03/01/2026(2)		2,205,000	2,289,518
7.13%, 07/01/2028(2)		3,740,000	3,816,558
Crown Castle Towers LLC
3.66%, 05/15/2025(2)		1,300,000	1,366,966
CSC Holdings LLC
4.50%, 11/15/2031(2)		5,064,000	5,000,700
5.38%, 02/01/2028(2)		530,000	553,850
5.50%, 04/15/2027(2)		2,300,000	2,394,530
6.50%, 02/01/2029(2)		660,000	714,747
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026(2)		13,000,000	8,580,000
Expedia Group, Inc.
2.95%, 03/15/2031		27,370,000	27,659,027
3.25%, 02/15/2030		8,125,000	8,402,913
4.63%, 08/01/2027		1,800,000	2,040,624
6.25%, 05/01/2025(2)		6,780,000	7,816,881
HKT Capital No 2 Ltd.
3.63%, 04/02/2025		605,000	642,843
HKT Capital No 4 Ltd.
3.00%, 07/14/2026		12,895,000	13,521,923
iHeartCommunications, Inc.
4.75%, 01/15/2028(2)		785,000	808,942
5.25%, 08/15/2027(2)		3,710,000	3,854,913
6.38%, 05/01/2026		5,266,000	5,556,420
8.38%, 05/01/2027		8,029,000	8,580,994
Informa Plc
2.13%, 10/06/2025	EUR	4,300,000	5,272,856
Intelsat Connect Finance SA
9.50%, 02/15/2023(2)(6)		$710,000	184,600
Intelsat Jackson Holdings SA
5.50%, 08/01/2023(6)		12,702,000	7,081,365
8.00%, 02/15/2024(2)(6)		11,530,000	11,832,662
8.50%, 10/15/2024(2)(6)		18,280,000	10,419,600
9.75%, 07/15/2025(2)(6)		15,687,000	8,510,197
Intelsat Luxembourg SA
7.75%, 06/01/2049(6)		8,455,000	63,412
Level 3 Financing, Inc.
3.40%, 03/01/2027(2)		2,050,000	2,159,367
3.88%, 11/15/2029(2)		16,670,000	17,825,231
4.63%, 09/15/2027(2)		510,000	524,688
Motorola Solutions, Inc.
2.30%, 11/15/2030		7,753,000	7,620,060
NBN Co. Ltd.
2.63%, 05/05/2031(2)		6,460,000	6,553,896
Netflix, Inc.
3.63%, 05/15/2027	EUR	15,245,000	20,396,198
3.63%, 06/15/2030		12,461,000	17,302,534
3.88%, 11/15/2029		2,000,000	2,803,225
4.63%, 05/15/2029		5,400,000	7,834,800

4.88%, 04/15/2028		$1,445,000	1,665,362
4.88%, 06/15/2030(2)		8,430,000	9,926,325
5.38%, 11/15/2029(2)		1,056,000	1,279,080
5.88%, 11/15/2028		1,385,000	1,697,179
6.38%, 05/15/2029		1,635,000	2,068,275
Nokia OYJ
3.38%, 06/12/2022		280,000	285,600
4.38%, 06/12/2027		4,255,000	4,669,862
NTT Finance Corp.
1.59%, 04/03/2028(2)		8,740,000	8,652,649
2.07%, 04/03/2031(2)		1,170,000	1,177,068
Ooredoo International Finance Ltd.
2.63%, 04/08/2031(2)		7,865,000	8,008,458
Prosus NV
1.99%, 07/13/2033(2)	EUR	4,400,000	4,976,457
3.06%, 07/13/2031(2)		$9,400,000	9,178,305
SES GLOBAL Americas Holdings GP
5.30%, 03/25/2044(2)		10,000,000	11,431,308
Sinclair Television Group, Inc.
4.13%, 12/01/2030(2)		5,050,000	4,936,375
Sirius XM Radio, Inc.
4.00%, 07/15/2028(2)		1,995,000	2,028,666
5.00%, 08/01/2027(2)		1,385,000	1,447,325
5.50%, 07/01/2029(2)		115,000	124,344
Sprint Capital Corp.
6.88%, 11/15/2028		3,445,000	4,409,600
Sprint Communications, Inc.
6.00%, 11/15/2022		4,570,000	4,805,218
11.50%, 11/15/2021		700,000	707,875
Sprint Corp.
7.13%, 06/15/2024		11,500,000	13,089,300
7.63%, 02/15/2025		11,900,000	13,910,862
7.63%, 03/01/2026		137,000	166,006
7.88%, 09/15/2023		28,241,000	31,555,081
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%, 03/20/2025(2)		37,407,125	39,950,809
5.15%, 03/20/2028(2)		33,124,000	37,844,170
Telefonica Emisiones SA
5.21%, 03/08/2047		8,450,000	10,546,015
5.52%, 03/01/2049		1,220,000	1,596,118
Tencent Holdings Ltd.
1.81%, 01/26/2026		5,757,000	5,806,535
3.58%, 04/11/2026		5,678,000	6,135,306
3.84%, 04/22/2051(2)		16,095,000	16,735,581
3.94%, 04/22/2061(2)		15,200,000	16,251,232
Time Warner Cable LLC
4.50%, 09/15/2042		13,975,000	15,293,418
5.50%, 09/01/2041		11,204,000	13,731,528
T-Mobile USA, Inc.
2.05%, 02/15/2028		2,720,000	2,741,760
2.25%, 02/15/2026		10,909,000	11,031,726
2.25%, 02/15/2026(2)		13,200,000	13,348,500
2.55%, 02/15/2031		10,666,000	10,704,009
3.38%, 04/15/2029(2)		5,800,000	6,050,850
3.38%, 04/15/2029		18,537,000	19,338,725
3.50%, 04/15/2031(2)		5,800,000	6,116,881
3.50%, 04/15/2031		12,595,000	13,283,124
3.75%, 04/15/2027		41,685,000	45,923,978
3.88%, 04/15/2030		36,925,000	40,771,185
4.50%, 04/15/2050		2,613,000	3,046,153
4.75%, 02/01/2028		3,143,000	3,339,438
Uber Technologies, Inc.
4.50%, 08/15/2029(2)		3,060,000	3,081,038
6.25%, 01/15/2028(2)		7,305,000	7,834,539
7.50%, 09/15/2027(2)		1,395,000	1,523,166
United Group BV
4.88%, 07/01/2024	EUR	8,500,000	9,958,613
Univision Communications, Inc.
5.13%, 02/15/2025(2)		$7,686,000	7,798,216
6.63%, 06/01/2027(2)		6,678,000	7,253,978
Verizon Communications, Inc.
1.75%, 01/20/2031		30,000,000	28,514,702
2.10%, 03/22/2028		4,545,000	4,613,584
2.36%, 03/15/2032(2)		17,945,000	17,746,605
2.55%, 03/21/2031		25,540,000	25,853,897
2.65%, 11/20/2040		5,480,000	5,148,847
2.85%, 09/03/2041		3,760,000	3,669,647
2.99%, 10/30/2056		14,710,000	13,582,699
4.52%, 09/15/2048		895,000	1,098,259
4.75%, 11/01/2041		685,000	833,150
4.86%, 08/21/2046		1,175,000	1,496,354
ViacomCBS, Inc.
4.20%, 05/19/2032		2,355,000	2,693,823
4.95%, 01/15/2031		10,430,000	12,460,219
Virgin Media Secured Finance Plc
4.50%, 08/15/2030(2)		8,680,000	8,821,050
5.50%, 05/15/2029(2)		1,670,000	1,760,180

Vmed O2 UK Financing I Plc
4.25%, 01/31/2031(2)	2,915,000	2,907,713
4.75%, 07/15/2031(2)	860,000	878,645
Vodafone Group Plc
4.25%, 09/17/2050	3,955,000	4,557,770
4.38%, 05/30/2028	8,820,000	10,129,617
4.88%, 06/19/2049	6,963,000	8,681,781
5.25%, 05/30/2048	15,065,000	19,499,718
Walt Disney Co.
3.60%, 01/13/2051	7,500,000	8,354,365
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.75%, 08/15/2028(2)	222,000	231,868
Ziggo BV
5.50%, 01/15/2027(2)	5,255,000	5,432,356

Total Communications		1,487,082,937

Consumer, Cyclical – 3.07%
7-Eleven, Inc.
0.80%, 02/10/2024(2)	24,535,000	24,522,487
Air Canada
3.88%, 08/15/2026(2)	1,900,000	1,917,195
Air Canada 2015-2 Class B Pass Through Trust
5.00%, 12/15/2023(2)	1,309,334	1,326,743
Air Canada 2017-1 Class B Pass Through Trust
3.70%, 01/15/2026(2)	10,446,905	10,197,317
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(2)	1,423,890	1,585,544
Alimentation Couche-Tard, Inc.
3.55%, 07/26/2027(2)	3,000,000	3,303,708
3.80%, 01/25/2050(2)	4,513,000	4,832,376
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027	491,150	496,562
American Airlines 2015-2 Class B Pass Through Trust
4.40%, 09/22/2023	7,262,942	7,153,448
American Airlines 2016-1 Class B Pass Through Trust
5.25%, 01/15/2024	333,818	329,530
American Airlines 2016-2 Class B Pass Through Trust
4.38%, 06/15/2024(2)	2,891,700	2,845,477
American Airlines 2016-3 Class B Pass Through Trust
3.75%, 10/15/2025	2,448,382	2,360,128
American Airlines 2017-2 Class A Pass Through Trust
3.60%, 10/15/2029	196,844	193,463
American Airlines 2017-2 Class B Pass Through Trust
3.70%, 10/15/2025	1,313,244	1,269,298
American Airlines 2019-1 Class B Pass Through Trust
3.85%, 02/15/2028	10,009,330	9,536,537
American Airlines, Inc.
5.50%, 04/20/2026(2)	2,130,000	2,239,162
5.75%, 04/20/2029(2)	3,898,000	4,200,095
American Honda Finance Corp.
0.55%, 07/12/2024	47,945,000	47,671,101
AutoNation, Inc.
4.75%, 06/01/2030	1,030,000	1,200,887
AutoZone, Inc.
3.63%, 04/15/2025	5,645,000	6,118,399
4.00%, 04/15/2030	8,465,000	9,598,139
Bath & Body Works, Inc.
6.63%, 10/01/2030(2)	3,790,000	4,301,650
British Airways 2018-1 Class AA Pass Through Trust
3.80%, 09/20/2031(2)	1,952,848	2,031,030
British Airways 2019-1 Class A Pass Through Trust
3.35%, 06/15/2029(2)	2,858,934	2,867,495
British Airways 2019-1 Class AA Pass Through Trust
3.30%, 12/15/2032(2)	381,223	386,373
Caesars Entertainment, Inc.
6.25%, 07/01/2025(2)	5,600,000	5,895,442
Caesars Resort Collection LLC / CRC Finco, Inc.
5.75%, 07/01/2025(2)	1,100,000	1,159,647
Carnival Corp.
4.00%, 08/01/2028(2)	12,385,000	12,508,850
11.50%, 04/01/2023(2)	2,025,000	2,260,406
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	2,222,572	2,251,494
Daimler Finance North America LLC
1.02% (3 Month LIBOR USD + 0.90%), 02/15/2022(1)(2)	4,620,000	4,634,370
2.45%, 03/02/2031(2)	3,005,000	3,070,930
Delta Air Lines, Inc.
3.63%, 03/15/2022	3,757,000	3,790,247
7.00%, 05/01/2025(2)	4,067,000	4,743,139
Dillard’s, Inc.
7.00%, 12/01/2028	380,000	447,258
7.75%, 07/15/2026	135,000	162,107
7.75%, 05/15/2027	85,000	101,700
Dollar General Corp.
3.50%, 04/03/2030	3,125,000	3,437,375
Ferguson Finance Plc
3.25%, 06/02/2030(2)	1,720,000	1,837,762

Ford Motor Co.
9.00%, 04/22/2025		445,000	535,126
9.63%, 04/22/2030		175,000	247,708
Ford Motor Credit Co. LLC
0.00% (3 Month EURIBOR + 0.37%), 12/01/2021(1)(5)	EUR	610,000	705,887
0.15% (3 Month EURIBOR + 0.70%), 12/01/2024(1)(5)		2,000,000	2,275,430
0.18% (3 Month EURIBOR + 0.73%), 11/15/2023(1)(5)		1,600,000	1,832,999
1.00% (3 Month LIBOR USD + 0.88%), 10/12/2021(1)		$3,390,000	3,389,999
1.36% (3 Month LIBOR USD + 1.24%), 02/15/2023(1)		500,000	498,013
1.40% (3 Month LIBOR USD + 1.27%), 03/28/2022(1)		350,000	350,238
1.74%, 07/19/2024	EUR	2,200,000	2,577,778
2.33%, 11/25/2025		1,400,000	1,666,319
2.39%, 02/17/2026		300,000	357,965
2.75%, 06/14/2024	GBP	200,000	272,190
2.98%, 08/03/2022		$800,000	808,728
3.02%, 03/06/2024	EUR	4,400,000	5,312,393
3.09%, 01/09/2023		$22,700,000	23,033,690
3.10%, 05/04/2023		3,600,000	3,658,500
3.22%, 01/09/2022		8,485,000	8,506,212
3.25%, 09/15/2025	EUR	3,090,000	3,811,698
3.34%, 03/28/2022		$39,862,000	40,086,423
3.35%, 11/01/2022		5,600,000	5,698,616
3.37%, 11/17/2023		1,000,000	1,024,900
3.38%, 11/13/2025		1,800,000	1,849,500
3.55%, 10/07/2022		4,200,000	4,278,750
3.63%, 06/17/2031		3,100,000	3,119,375
3.66%, 09/08/2024		5,850,000	6,040,125
3.81%, 01/09/2024		2,900,000	2,994,250
3.81%, 10/12/2021		4,810,000	4,812,405
4.25%, 09/20/2022		2,100,000	2,147,775
4.38%, 08/06/2023		2,000,000	2,082,720
4.39%, 01/08/2026		3,400,000	3,625,250
4.54%, 03/06/2025	GBP	1,800,000	2,581,093
5.13%, 06/16/2025		$2,500,000	2,715,625
5.58%, 03/18/2024		3,000,000	3,224,520
5.60%, 01/07/2022		24,264,000	24,553,955
General Motors Co.
5.20%, 04/01/2045		28,550,000	34,766,621
5.40%, 04/01/2048		1,330,000	1,649,142
6.25%, 10/02/2043		65,000	87,552
General Motors Financial Co., Inc.
1.05%, 03/08/2024		5,995,000	6,020,966
3.15%, 06/30/2022		3,715,000	3,781,793
3.45%, 04/10/2022		1,470,000	1,485,360
4.00%, 10/06/2026		1,590,000	1,751,042
4.20%, 11/06/2021		2,110,000	2,117,445
4.30%, 07/13/2025		540,000	592,549
4.35%, 04/09/2025		4,495,000	4,935,607
5.10%, 01/17/2024		13,185,000	14,393,820
Genm Capital Labuan Ltd.
3.88%, 04/19/2031(2)		10,990,000	10,874,985
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029(2)		2,715,000	2,881,294
Hasbro, Inc.
3.55%, 11/19/2026		5,270,000	5,736,851
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032(2)		7,388,000	7,277,180
3.75%, 05/01/2029(2)		18,012,000	18,192,120
4.00%, 05/01/2031(2)		16,300,000	16,544,500
Hyatt Hotels Corp.
3.12% (3 Month LIBOR USD + 3.00%), 09/01/2022(1)		5,000,000	5,006,000
Hyundai Capital America
0.80%, 04/03/2023(2)		8,370,000	8,373,068
1.15%, 11/10/2022(2)		30,000,000	30,166,156
1.80%, 10/15/2025(2)		5,395,000	5,447,940
2.10%, 09/15/2028(2)		6,385,000	6,292,699
InterContinental Hotels Group Plc
2.13%, 05/15/2027	EUR	200,000	248,241
JetBlue 2019-1 Class AA Pass Through Trust
2.75%, 05/15/2032		$657,325	660,178
JetBlue 2020-1 Class A Pass Through Trust
4.00%, 11/15/2032		3,385,485	3,681,572
JMH Co. Ltd.
2.50%, 04/09/2031		7,704,000	7,655,319
Las Vegas Sands Corp.
3.20%, 08/08/2024		1,400,000	1,437,448
3.50%, 08/18/2026		1,965,000	2,007,144
3.90%, 08/08/2029		1,200,000	1,223,178
Lennar Corp.
4.75%, 11/29/2027		4,275,000	4,953,443
4.88%, 12/15/2023		510,000	550,178
Lithia Motors, Inc.
3.88%, 06/01/2029(2)		3,540,000	3,674,378
Magna International, Inc.
4.15%, 10/01/2025		665,000	737,254
Marriott International, Inc.
2.75%, 10/15/2033		5,315,000	5,196,854
2.85%, 04/15/2031		7,650,000	7,747,779

3.13%, 02/15/2023		1,360,000	1,393,804
3.50%, 10/15/2032		6,200,000	6,587,154
3.75%, 10/01/2025		880,000	946,075
4.63%, 06/15/2030		11,174,000	12,765,888
5.75%, 05/01/2025		1,399,000	1,599,869
Marriott Ownership Resorts, Inc.
4.50%, 06/15/2029(2)		745,000	754,313
6.13%, 09/15/2025(2)		590,000	623,188
MDC Holdings, Inc.
6.00%, 01/15/2043		7,970,000	10,034,230
Melco Resorts Finance Ltd.
5.38%, 12/04/2029(2)		2,900,000	2,947,850
Meritage Homes Corp.
3.88%, 04/15/2029(2)		4,635,000	4,866,750
MGM China Holdings Ltd.
5.25%, 06/18/2025(2)		2,100,000	2,115,750
5.88%, 05/15/2026(2)		700,000	712,250
MGM Resorts International
7.75%, 03/15/2022		9,879,000	10,150,673
Michaels Companies, Inc.
5.25%, 05/01/2028(2)		6,795,000	7,009,043
7.88%, 05/01/2029(2)		1,350,000	1,402,954
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027(2)		9,040,000	9,830,277
Mitchells & Butlers Finance Plc
0.57% (3 Month LIBOR USD + 0.45%), 12/15/2030(1)		7,959,679	7,521,897
6.01%, 12/15/2028	GBP	293,121	431,182
NCL Corp. Ltd.
5.88%, 03/15/2026(2)		$1,420,000	1,455,500
Nissan Motor Acceptance Co. LLC
1.02% (3 Month LIBOR USD + 0.89%), 01/13/2022(1)(2)		791,000	792,312
1.13%, 09/16/2024(2)		5,200,000	5,190,224
1.85%, 09/16/2026(2)		45,200,000	44,730,986
2.00%, 03/09/2026(2)		14,300,000	14,333,451
2.45%, 09/15/2028(2)		4,800,000	4,746,314
2.75%, 03/09/2028(2)		14,600,000	14,757,105
Nissan Motor Co. Ltd.
3.52%, 09/17/2025(2)		1,400,000	1,488,424
4.35%, 09/17/2027(2)		10,500,000	11,535,947
4.81%, 09/17/2030(2)		55,500,000	62,420,924
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 02/15/2028(2)		2,840,000	2,918,100
QVC, Inc.
4.38%, 03/15/2023		920,000	959,560
Ross Stores, Inc.
1.88%, 04/15/2031		5,120,000	4,940,568
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028(2)		2,075,000	2,122,329
9.13%, 06/15/2023(2)		370,000	402,118
10.88%, 06/01/2023(2)		5,469,000	6,125,280
11.50%, 06/01/2025(2)		3,158,000	3,603,278
Sands China Ltd.
2.85%, 03/08/2029(2)		2,000,000	1,924,760
3.25%, 08/08/2031(2)		1,900,000	1,832,474
3.80%, 01/08/2026		2,000,000	2,061,400
4.38%, 06/18/2030		1,000,000	1,044,270
5.13%, 08/08/2025		10,423,000	11,223,069
5.40%, 08/08/2028		2,000,000	2,208,720
Southwest Airlines Co. 2007-1 Pass Through Trust
6.65%, 08/01/2022		28,131	28,443
Tenneco, Inc.
5.13%, 04/15/2029(2)		995,000	1,017,388
7.88%, 01/15/2029(2)		1,500,000	1,674,375
Toyota Motor Credit Corp.
2.65%, 04/12/2022		17,580,000	17,804,864
Travel + Leisure Co.
4.25%, 03/01/2022		40,000	40,060
6.00%, 04/01/2027		6,035,000	6,688,135
6.60%, 10/01/2025		1,120,000	1,258,578
United Airlines 2018-1 Class A Pass Through Trust
3.70%, 03/01/2030		549,554	556,392
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 03/01/2026		4,958,498	5,104,964
United Airlines 2019-1 Class AA Pass Through Trust
4.15%, 08/25/2031		573,620	617,215
United Airlines 2019-2 Class A Pass Through Trust
2.90%, 05/01/2028		1,428,747	1,420,946
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 05/01/2032		893,828	903,603
United Airlines 2020-1 Class A Pass Through Trust
5.88%, 10/15/2027		14,190,368	15,879,624
United Airlines, Inc.
4.38%, 04/15/2026(2)		775,000	795,344
4.63%, 04/15/2029(2)		6,215,000	6,422,892
US Airways 2011-1 Class A Pass Through Trust
7.13%, 10/22/2023		1,228,172	1,307,037

US Airways 2013-1 Class A Pass Through Trust
3.95%, 11/15/2025		1,235,175	1,257,654
Vail Resorts, Inc.
6.25%, 05/15/2025(2)		330,000	348,975
Volkswagen Group of America Finance LLC
0.88%, 11/22/2023(2)		35,590,000	35,768,464
1.63%, 11/24/2027(2)		4,030,000	3,986,926
2.70%, 09/26/2022(2)		6,040,000	6,176,180
3.20%, 09/26/2026(2)		2,970,000	3,178,326
3.35%, 05/13/2025(2)		16,230,000	17,351,652
4.63%, 11/13/2025(2)		6,525,000	7,335,849
Wolverine World Wide, Inc.
4.00%, 08/15/2029(2)		2,365,000	2,388,650
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027(2)		900,000	908,982
5.50%, 03/01/2025(2)		300,000	306,000
Wynn Macau Ltd.
5.13%, 12/15/2029(2)		600,000	564,000
5.50%, 01/15/2026(2)		2,600,000	2,522,000
5.50%, 10/01/2027(2)		2,000,000	1,910,000
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.75%, 04/15/2025(2)		1,800,000	1,899,036
Yum! Brands, Inc.
4.75%, 01/15/2030(2)		750,000	812,865
7.75%, 04/01/2025(2)		1,050,000	1,122,686

Total Consumer, Cyclical			1,031,477,047

Consumer, Non-cyclical – 4.74%
AA Bond Co. Ltd.
2.88%, 01/31/2022	GBP	5,547,000	7,482,847
4.88%, 07/31/2024		1,000,000	1,439,492
AbbVie, Inc.
2.85%, 05/14/2023		$1,000,000	1,034,541
2.95%, 11/21/2026		27,000,000	28,920,943
3.20%, 11/21/2029		8,770,000	9,449,773
3.45%, 03/15/2022		29,820,000	30,086,357
3.80%, 03/15/2025		3,618,000	3,928,615
4.05%, 11/21/2039		8,254,000	9,485,568
4.25%, 11/14/2028		4,500,000	5,183,648
4.25%, 11/21/2049		8,900,000	10,541,631
4.40%, 11/06/2042		7,147,000	8,537,676
4.45%, 05/14/2046		2,355,000	2,837,873
4.50%, 05/14/2035		6,925,000	8,277,869
4.55%, 03/15/2035		3,300,000	3,954,755
4.70%, 05/14/2045		5,020,000	6,193,262
4.88%, 11/14/2048		8,355,000	10,717,815
Adani Ports & Special Economic Zone Ltd.
4.20%, 08/04/2027(2)		4,985,000	5,228,916
Aetna, Inc.
2.80%, 06/15/2023		2,000,000	2,070,520
3.50%, 11/15/2024		3,370,000	3,623,428
Albertsons Companies, Inc.
4.88%, 02/15/2030(2)		2,310,000	2,489,025
Anheuser-Busch InBev Worldwide, Inc.
4.50%, 06/01/2050		26,670,000	31,836,556
4.60%, 04/15/2048		7,200,000	8,595,537
4.70%, 02/01/2036		3,200,000	3,867,010
4.90%, 02/01/2046		4,455,000	5,476,152
Anthem, Inc.
2.55%, 03/15/2031		2,000,000	2,055,546
3.65%, 12/01/2027		2,580,000	2,866,038
Ascension Health
3.95%, 11/15/2046		825,000	989,633
Astrazeneca Finance LLC
1.75%, 05/28/2028		5,860,000	5,894,083
2.25%, 05/28/2031		1,895,000	1,924,776
Bacardi Ltd.
4.45%, 05/15/2025(2)		13,995,000	15,424,881
4.70%, 05/15/2028(2)		2,047,000	2,364,486
5.30%, 05/15/2048(2)		2,730,000	3,559,787
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050		8,700,000	9,389,682
BAT Capital Corp.
2.73%, 03/25/2031		29,370,000	28,922,571
3.56%, 08/15/2027		17,990,000	19,383,039
4.39%, 08/15/2037		1,020,000	1,095,514
4.54%, 08/15/2047		10,555,000	10,934,514
4.70%, 04/02/2027		4,000,000	4,518,686
BAT International Finance Plc
1.67%, 03/25/2026		1,870,000	1,871,042
Bausch Health Americas, Inc.
8.50%, 01/31/2027(2)		1,395,000	1,485,954
Bausch Health Companies, Inc.
4.88%, 06/01/2028(2)		995,000	1,031,069
Bayer US Finance II LLC
2.85%, 04/15/2025(2)		8,635,000	8,943,734
3.38%, 07/15/2024(2)		5,915,000	6,253,375
4.25%, 12/15/2025(2)		5,060,000	5,593,566
4.38%, 12/15/2028(2)		6,085,000	6,889,255

4.40%, 07/15/2044(2)	4,200,000	4,761,255
4.88%, 06/25/2048(2)	11,025,000	13,490,584
Bayer US Finance LLC
3.38%, 10/08/2024(2)	5,000,000	5,326,198
Becton Dickinson & Co.
1.96%, 02/11/2031	7,035,000	6,841,596
2.82%, 05/20/2030	31,645,000	33,158,297
3.36%, 06/06/2024	864,000	918,664
3.70%, 06/06/2027	9,547,000	10,572,223
3.73%, 12/15/2024	427,000	461,426
3.79%, 05/20/2050	5,285,000	5,904,861
4.67%, 06/06/2047	3,490,000	4,357,297
7.00%, 08/01/2027	361,000	461,195
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	4,000,000	4,193,601
Cardinal Health, Inc.
4.37%, 06/15/2047	4,120,000	4,625,441
4.50%, 11/15/2044	905,000	1,023,782
4.90%, 09/15/2045	960,000	1,145,960
Catalent Pharma Solutions, Inc.
3.50%, 04/01/2030(2)	3,047,000	3,047,000
Centene Corp.
2.45%, 07/15/2028	39,238,000	39,434,190
2.50%, 03/01/2031	17,385,000	17,145,956
2.63%, 08/01/2031	20,095,000	19,959,158
3.00%, 10/15/2030	18,908,000	19,380,700
3.38%, 02/15/2030	7,485,000	7,749,220
4.25%, 12/15/2027	9,430,000	9,869,909
4.63%, 12/15/2029	4,275,000	4,658,895
China Mengniu Dairy Co. Ltd.
2.50%, 06/17/2030	1,870,000	1,853,264
Chobani LLC / Chobani Finance Corp., Inc.
4.63%, 11/15/2028(2)	4,020,000	4,150,650
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031(2)	6,600,000	6,641,250
5.63%, 03/15/2027(2)	17,473,000	18,296,502
6.00%, 01/15/2029(2)	3,730,000	3,953,800
6.63%, 02/15/2025(2)	4,606,000	4,819,027
8.00%, 03/15/2026(2)	4,312,000	4,572,768
Cigna Corp.
2.38%, 03/15/2031	3,985,000	4,021,224
3.40%, 03/01/2027	6,858,000	7,494,138
3.40%, 03/15/2051	2,368,000	2,434,134
4.38%, 10/15/2028	24,030,000	27,769,421
4.80%, 08/15/2038	2,350,000	2,876,054
CommonSpirit Health
1.55%, 10/01/2025	3,450,000	3,464,501
2.78%, 10/01/2030	7,175,000	7,388,552
3.35%, 10/01/2029	3,390,000	3,644,656
3.91%, 10/01/2050	8,700,000	9,504,350
CoStar Group, Inc.
2.80%, 07/15/2030(2)	11,000,000	11,187,784
CVS Health Corp.
1.30%, 08/21/2027	14,125,000	13,904,144
1.88%, 02/28/2031	4,335,000	4,187,953
2.70%, 08/21/2040	1,030,000	982,868
3.25%, 08/15/2029	6,270,000	6,739,247
4.25%, 04/01/2050	500,000	588,770
4.30%, 03/25/2028	3,882,000	4,428,023
4.75%, 12/01/2022(2)	56,000	58,131
5.05%, 03/25/2048	36,475,000	46,950,701
5.13%, 07/20/2045	2,250,000	2,899,639
CVS Pass-Through Trust
5.77%, 01/10/2033(2)	59,967	70,809
5.77%, 01/10/2033	2,202,047	2,600,168
6.04%, 12/10/2028	1,161,511	1,355,470
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(2)	9,873,238	10,819,100
DP World Crescent Ltd.
4.85%, 09/26/2028	1,250,000	1,424,413
Elanco Animal Health, Inc.
5.27%, 08/28/2023	2,840,000	3,026,673
Element Fleet Management Corp.
1.60%, 04/06/2024(2)	2,195,000	2,226,574
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 06/30/2028(2)	4,740,000	3,389,100
ERAC USA Finance LLC
3.80%, 11/01/2025(2)	4,605,000	5,039,276
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	8,105,000	8,479,694
Ford Foundation
2.82%, 06/01/2070	880,000	871,622
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026(2)	9,545,000	9,591,800
2.38%, 02/16/2031(2)	10,000,000	9,703,098
Gilead Sciences, Inc.
4.60%, 09/01/2035	9,201,000	11,156,783

GlaxoSmithKline Capital Plc
0.53%, 10/01/2023		35,910,000	35,967,237
Greene King Finance Plc
4.06%, 03/15/2035	GBP	3,435,750	5,020,925
5.11%, 03/15/2034		448,133	690,940
Hackensack Meridian Health, Inc.
2.88%, 09/01/2050		$5,750,000	5,703,520
HCA, Inc.
3.50%, 09/01/2030		8,364,000	8,860,738
4.13%, 06/15/2029		26,998,000	30,157,356
4.50%, 02/15/2027		5,000,000	5,628,532
5.00%, 03/15/2024		9,880,000	10,843,090
5.25%, 04/15/2025		6,314,000	7,157,256
5.25%, 06/15/2049		29,940,000	38,213,900
5.88%, 05/01/2023		844,000	907,317
7.58%, 09/15/2025		1,322,000	1,591,357
7.69%, 06/15/2025		840,000	1,009,781
Humana, Inc.
2.15%, 02/03/2032		7,310,000	7,140,938
3.15%, 12/01/2022		1,302,000	1,335,123
3.85%, 10/01/2024		4,014,000	4,343,336
3.95%, 03/15/2027		6,255,000	6,978,288
4.88%, 04/01/2030		14,535,000	17,260,502
IHS Markit Ltd.
4.00%, 03/01/2026(2)		6,401,000	7,042,444
4.25%, 05/01/2029		2,585,000	2,945,918
4.75%, 02/15/2025(2)		5,920,000	6,549,414
4.75%, 08/01/2028		3,425,000	4,010,161
5.00%, 11/01/2022(2)		10,211,000	10,579,617
Illumina, Inc.
2.55%, 03/23/2031		11,640,000	11,747,731
Imperial Brands Finance Plc
3.13%, 07/26/2024(2)		10,790,000	11,353,098
3.50%, 07/26/2026(2)		8,675,000	9,283,891
4.25%, 07/21/2025(2)		4,170,000	4,546,206
Integris Baptist Medical Center, Inc.
3.88%, 08/15/2050		7,000,000	7,850,654
IQVIA, Inc.
2.88%, 09/15/2025(2)	EUR	100,000	116,631
2.88%, 06/15/2028		4,000,000	4,760,865
JBS USA LUX SA
3.75%, 12/01/2031(2)		$3,090,000	3,215,238
5.50%, 01/15/2030(2)		5,532,000	6,152,801
6.50%, 04/15/2029(2)		6,985,000	7,805,737
6.75%, 02/15/2028(2)		8,130,000	8,810,969
JDE Peet’s NV
2.25%, 09/24/2031(2)		4,500,000	4,399,433
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031(2)		8,765,000	8,736,075
Kraft Heinz Foods Co.
3.88%, 05/15/2027		23,873,000	26,067,232
4.25%, 03/01/2031		11,316,000	12,792,977
4.38%, 06/01/2046		21,930,000	24,952,390
4.88%, 10/01/2049		7,855,000	9,560,281
5.00%, 06/04/2042		5,436,000	6,666,383
5.50%, 06/01/2050		1,086,000	1,432,836
Mass General Brigham, Inc.
3.34%, 07/01/2060		3,500,000	3,742,151
Massachusetts Institute of Technology
4.68%, 07/01/2114		45,000	65,283
5.60%, 07/01/2111		72,000	124,064
Molina Healthcare, Inc.
3.88%, 11/15/2030(2)		2,706,000	2,827,770
4.38%, 06/15/2028(2)		4,418,000	4,596,399
5.38%, 11/15/2022		1,913,000	1,972,207
Mozart Debt Merger Sub, Inc.
3.88%, 04/01/2029(2)		15,184,000	15,184,000
Natura Cosmeticos SA
4.13%, 05/03/2028(2)		5,270,000	5,334,557
NBM US Holdings, Inc.
7.00%, 05/14/2026(2)		8,095,000	8,613,080
Nestle Holdings, Inc.
0.38%, 01/15/2024(2)		48,380,000	48,195,357
New York & Presbyterian Hospital
3.56%, 08/01/2036		2,630,000	2,892,554
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/2028(2)		2,155,000	2,198,100
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/2028(2)		566,000	605,691
7.38%, 06/01/2025(2)		230,000	242,650
PepsiCo, Inc.
0.40%, 10/07/2023		2,043,000	2,048,050
PerkinElmer, Inc.
1.90%, 09/15/2028		5,510,000	5,468,914
2.25%, 09/15/2031		5,240,000	5,169,193
2.55%, 03/15/2031		11,115,000	11,264,804
3.30%, 09/15/2029		1,865,000	2,010,731

Perrigo Finance Unlimited Co.
3.15%, 06/15/2030		7,590,000	7,851,015
4.38%, 03/15/2026		7,302,000	7,866,204
Pilgrim’s Pride Corp.
3.50%, 03/01/2032(2)		5,650,000	5,745,344
5.88%, 09/30/2027(2)		530,000	563,523
Pomona College
2.89%, 01/01/2051		3,570,000	3,701,431
Post Holdings, Inc.
4.50%, 09/15/2031(2)		1,250,000	1,235,163
4.63%, 04/15/2030(2)		10,565,000	10,646,667
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 04/15/2026(2)		1,360,000	1,471,194
Reynolds American, Inc.
4.45%, 06/12/2025		10,905,000	12,021,899
5.70%, 08/15/2035		6,650,000	7,959,186
5.85%, 08/15/2045		9,235,000	11,080,678
Rockefeller Foundation
2.49%, 10/01/2050		7,900,000	7,708,218
Shanghai Port Group BVI Development 2 Co. Ltd.
2.38%, 07/13/2030		1,910,000	1,907,172
Shanghai Port Group BVI Development Co. Ltd.
2.85%, 09/11/2029		3,765,000	3,893,538
3.38%, 06/18/2029		4,690,000	5,018,253
Smithfield Foods, Inc.
2.63%, 09/13/2031(2)		10,000,000	9,721,600
3.00%, 10/15/2030(2)		925,000	931,055
4.25%, 02/01/2027(2)		1,290,000	1,410,312
Sutter Health
3.16%, 08/15/2040		4,700,000	4,877,339
3.36%, 08/15/2050		11,400,000	12,058,689
Tenet Healthcare Corp.
4.63%, 07/15/2024		27,000	27,405
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/2022		1,350,000	1,360,125
Teva Pharmaceutical Finance Netherlands II BV
1.25%, 03/31/2023	EUR	300,000	341,424
3.25%, 04/15/2022		1,300,000	1,513,170
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/2023		$4,490,000	4,463,240
3.15%, 10/01/2026		10,685,000	10,230,888
4.10%, 10/01/2046		7,075,000	6,102,188
7.13%, 01/31/2025		745,000	814,844
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/2031(2)		2,915,000	2,920,753
3.38%, 03/22/2027(2)		2,635,000	2,852,476
Unilever Capital Corp.
2.60%, 05/05/2024		28,544,000	29,926,143
3.00%, 03/07/2022		5,625,000	5,692,733
UnitedHealth Group, Inc.
2.00%, 05/15/2030		17,695,000	17,744,330
3.05%, 05/15/2041		5,225,000	5,400,112
3.25%, 05/15/2051		2,998,000	3,170,250
3.88%, 12/15/2028		1,070,000	1,217,552
Universal Health Services, Inc.
1.65%, 09/01/2026(2)		6,190,000	6,153,679
US Renal Care, Inc.
10.63%, 07/15/2027(2)		558,000	592,875
Verisk Analytics, Inc.
4.13%, 03/15/2029		3,835,000	4,355,327
Yili Holding Investment Ltd.
1.63%, 11/19/2025		14,000,000	13,884,492

Total Consumer, Non-cyclical			1,594,881,738

Diversified – 0.01%
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(2)		4,449,048	5,046,191

Total Diversified			5,046,191

Energy – 2.41%
Aker BP ASA
2.88%, 01/15/2026(2)		1,685,000	1,780,791
3.00%, 01/15/2025(2)		1,645,000	1,731,680
3.75%, 01/15/2030(2)		15,485,000	16,578,960
4.00%, 01/15/2031(2)		14,110,000	15,347,469
Antero Resources Corp.
8.38%, 07/15/2026(2)		812,000	919,777
Boardwalk Pipelines LP
3.40%, 02/15/2031		8,651,000	9,090,888
4.95%, 12/15/2024		2,655,000	2,937,708
5.95%, 06/01/2026		8,415,000	9,849,028
Cameron LNG LLC
2.90%, 07/15/2031(2)		1,630,000	1,728,230
3.30%, 01/15/2035(2)		1,785,000	1,906,565
3.40%, 01/15/2038(2)		500,000	525,479
3.70%, 01/15/2039(2)		1,330,000	1,471,607
Canadian Natural Resources Ltd.
6.25%, 03/15/2038		1,345,000	1,788,689

Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029		16,815,000	18,247,633
5.13%, 06/30/2027		1,300,000	1,502,939
5.88%, 03/31/2025		3,220,000	3,637,410
7.00%, 06/30/2024		2,800,000	3,166,859
Cheniere Energy Partners LP
3.25%, 01/31/2032(2)		2,340,000	2,347,722
Cheniere Energy, Inc.
4.63%, 10/15/2028		5,005,000	5,274,019
Continental Resources, Inc.
3.80%, 06/01/2024		4,910,000	5,159,428
5.75%, 01/15/2031(2)		5,720,000	6,914,050
DCP Midstream Operating LP
6.75%, 09/15/2037(2)		1,830,000	2,360,700
8.13%, 08/16/2030		205,000	276,750
Diamondback Energy, Inc.
3.13%, 03/24/2031		3,525,000	3,660,241
3.25%, 12/01/2026		4,940,000	5,289,995
Energean Israel Finance Ltd.
5.38%, 03/30/2028(2)		4,950,000	5,067,563
5.88%, 03/30/2031(2)		6,495,000	6,665,494
Energy Transfer LP
2.90%, 05/15/2025		6,950,000	7,284,933
4.00%, 10/01/2027		6,885,000	7,595,958
4.05%, 03/15/2025		415,000	447,674
4.50%, 04/15/2024		985,000	1,065,210
4.75%, 01/15/2026		4,720,000	5,275,254
4.95%, 06/15/2028		7,845,000	9,001,039
5.00%, 05/15/2050		10,034,000	11,576,465
5.15%, 03/15/2045		2,700,000	3,090,450
5.25%, 04/15/2029		2,155,000	2,526,027
5.30%, 04/01/2044		600,000	695,160
5.35%, 05/15/2045		2,250,000	2,624,061
5.40%, 10/01/2047		19,719,000	23,497,448
5.50%, 06/01/2027		4,105,000	4,816,522
5.88%, 01/15/2024		3,180,000	3,494,894
6.00%, 06/15/2048		3,990,000	5,063,103
6.25%, 04/15/2049		7,520,000	9,881,358
6.50%, 02/01/2042		1,000,000	1,299,223
Energy Transfer LP / Regency Energy Finance Corp.
4.50%, 11/01/2023		20,385,000	21,690,583
5.88%, 03/01/2022		1,521,000	1,533,898
ENI SpA
4.75%, 09/12/2028(2)		4,075,000	4,763,635
EQT Corp.
3.13%, 05/15/2026(2)		700,000	717,584
3.63%, 05/15/2031(2)		1,490,000	1,552,580
5.00%, 01/15/2029		1,355,000	1,525,662
7.50%, 02/01/2030		1,175,000	1,512,460
Exxon Mobil Corp.
3.45%, 04/15/2051		9,290,000	9,879,245
4.23%, 03/19/2040		2,505,000	2,973,832
4.33%, 03/19/2050		3,496,000	4,282,257
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034(2)		1,711,000	1,679,088
2.94%, 09/30/2040(2)		9,830,000	9,809,503
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/2022		3,400,000	3,504,720
Gazprom PJSC Via Gaz Capital SA
4.95%, 07/19/2022		3,000,000	3,090,150
4.95%, 03/23/2027		20,900,000	23,146,750
6.51%, 03/07/2022		4,045,000	4,138,035
Gazprom PJSC via Gaz Finance Plc
2.95%, 04/15/2025	EUR	15,000,000	18,426,105
2.95%, 01/27/2029(2)		$28,600,000	28,056,600
3.00%, 06/29/2027		10,000,000	10,087,900
Gray Oak Pipeline LLC
2.00%, 09/15/2023(2)		510,000	519,761
2.60%, 10/15/2025(2)		1,575,000	1,614,504
3.45%, 10/15/2027(2)		1,420,000	1,496,790
Greenko Dutch BV
3.85%, 03/29/2026(2)		7,683,000	7,798,245
Hess Corp.
4.30%, 04/01/2027		4,305,000	4,781,390
5.60%, 02/15/2041		11,125,000	13,900,141
KazMunayGas National Co. JSC
3.50%, 04/14/2033(2)		600,000	617,628
3.50%, 04/14/2033		1,621,000	1,668,625
5.38%, 04/24/2030		2,446,000	2,883,223
KazTransGas JSC
4.38%, 09/26/2027		600,000	660,485
Kinder Morgan Energy Partners LP
5.00%, 08/15/2042		30,000	35,338
Kinder Morgan, Inc.
4.30%, 06/01/2025		14,500,000	16,013,707
5.05%, 02/15/2046		150,000	181,378
5.55%, 06/01/2045		960,000	1,222,840

Leviathan Bond Ltd.
6.13%, 06/30/2025(2)		8,515,000	9,223,925
Lundin Energy Finance BV
2.00%, 07/15/2026(2)		7,715,000	7,761,543
3.10%, 07/15/2031(2)		5,635,000	5,713,583
MPLX LP
4.25%, 12/01/2027		5,655,000	6,353,999
NGPL PipeCo LLC
4.88%, 08/15/2027(2)		4,268,000	4,844,045
Noble Finance Co.
11.00%, 02/15/2028(2)(7)		24,887	27,376
11.00%, 02/15/2028(7)		34,836	38,320
NuStar Logistics LP
5.75%, 10/01/2025		2,345,000	2,526,737
Occidental Petroleum Corp.
0.00%, 10/10/2036		5,454,000	2,958,822
5.55%, 03/15/2026		2,820,000	3,130,200
8.00%, 07/15/2025		2,130,000	2,543,220
8.50%, 07/15/2027		1,705,000	2,135,393
8.88%, 07/15/2030		2,085,000	2,832,327
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/2022		17,890	17,622
ONEOK, Inc.
4.25%, 02/01/2022		470,000	471,350
Pertamina Persero PT
3.10%, 08/27/2030(2)		3,663,000	3,738,843
Petrobras Global Finance BV
6.25%, 12/14/2026	GBP	4,359,000	6,648,618
Petroleos de Venezuela SA
5.38%, 04/12/2027(6)		$2,052,000	117,990
5.50%, 04/12/2037(6)		2,500,000	140,000
6.00%, 05/16/2024(6)		2,312,000	132,940
6.00%, 11/15/2026(6)		4,600,000	264,500
9.00%, 11/17/2021(6)		200,000	11,500
9.75%, 05/17/2035(6)		830,000	47,725
Petroleos Mexicanos
5.35%, 02/12/2028		274,000	270,027
5.95%, 01/28/2031		4,020,000	3,896,988
6.49%, 01/23/2027		1,540,000	1,627,472
6.50%, 03/13/2027		1,566,000	1,653,868
6.50%, 01/23/2029		21,083,000	21,671,216
6.63%, 06/15/2035		940,000	891,825
6.75%, 09/21/2047		13,741,000	11,984,419
6.84%, 01/23/2030		7,010,000	7,240,559
6.95%, 01/28/2060		3,895,000	3,403,840
7.69%, 01/23/2050		6,572,000	6,223,027
Petronas Capital Ltd.
2.48%, 01/28/2032(2)		1,700,000	1,690,362
3.50%, 04/21/2030(2)		2,900,000	3,137,915
4.55%, 04/21/2050(2)		1,400,000	1,712,411
Plains All American Pipeline LP
3.55%, 12/15/2029		800,000	841,654
Plains All American Pipeline LP / PAA Finance Corp.
3.80%, 09/15/2030		4,120,000	4,398,489
4.30%, 01/31/2043		4,600,000	4,723,495
4.70%, 06/15/2044		4,880,000	5,237,217
4.90%, 02/15/2045		390,000	420,298
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/2027		5,600,000	5,789,689
Reliance Industries Ltd.
3.67%, 11/30/2027		8,195,000	8,910,915
4.13%, 01/28/2025		1,385,000	1,496,640
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/2024		205,168	224,403
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027		198,153	232,582
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028(2)		471,950	543,922
Rockies Express Pipeline LLC
4.95%, 07/15/2029(2)		5,700,000	5,928,000
6.88%, 04/15/2040(2)		3,535,000	3,923,850
Ruby Pipeline LLC
8.00%, 04/01/2022(2)		2,878,788	2,694,241
SA Global Sukuk Ltd.
2.69%, 06/17/2031(2)		3,200,000	3,227,546
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030		10,255,000	11,820,016
5.00%, 03/15/2027		6,115,000	7,029,870
5.63%, 03/01/2025		15,040,000	17,069,587
5.75%, 05/15/2024		1,982,000	2,207,371
5.88%, 06/30/2026		6,040,000	7,108,460
6.25%, 03/15/2022		1,125,000	1,137,904
Santos Finance Ltd.
3.65%, 04/29/2031(2)		10,000,000	10,183,612
Saudi Arabian Oil Co.
1.63%, 11/24/2025		2,200,000	2,200,110
3.25%, 11/24/2050(2)		12,530,000	11,935,827
3.50%, 04/16/2029(2)		6,300,000	6,775,763

Southern Gas Corridor CJSC
6.88%, 03/24/2026	1,584,000	1,863,671
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(2)	1,000,000	1,218,395
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
7.50%, 10/01/2025(2)	2,785,000	3,014,763
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032(2)	1,685,000	1,741,363
4.88%, 02/01/2031	325,000	350,594
6.88%, 01/15/2029	2,170,000	2,431,431
TC PipeLines LP
4.38%, 03/13/2025	3,330,000	3,624,753
Tengizchevroil Finance Co. International Ltd.
4.00%, 08/15/2026	5,100,000	5,477,400
Texas Eastern Transmission LP
2.80%, 10/15/2022(2)	6,320,000	6,430,106
Thaioil Treasury Center Co. Ltd.
4.63%, 11/20/2028	2,970,000	3,254,597
Topaz Solar Farms LLC
4.88%, 09/30/2039(2)	445,480	480,244
5.75%, 09/30/2039(2)	3,422,037	4,099,699
TransCanada PipeLines Ltd.
4.10%, 04/15/2030	8,355,000	9,478,149
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	1,610,000	1,721,097
4.00%, 03/15/2028	5,410,000	6,046,688
4.60%, 03/15/2048	3,995,000	4,845,719
TransMontaigne Partners LP / TLP Finance Corp.
6.13%, 02/15/2026	2,540,000	2,584,450
Transocean Phoenix 2 Ltd.
7.75%, 10/15/2024(2)	1,151,700	1,174,734
Transocean Pontus Ltd.
6.13%, 08/01/2025(2)	1,665,620	1,665,620
Transocean Poseidon Ltd.
6.88%, 02/01/2027(2)	2,280,000	2,268,440
Transocean Proteus Ltd.
6.25%, 12/01/2024(2)	3,139,950	3,139,950
Transocean, Inc.
7.25%, 11/01/2025(2)	100,000	83,272
8.00%, 02/01/2027(2)	70,000	55,078
USA Compression Partners LP
6.88%, 09/01/2027	1,310,000	1,386,766
Valero Energy Corp.
2.15%, 09/15/2027	665,000	669,662
Valero Energy Partners LP
4.50%, 03/15/2028	5,370,000	6,062,182
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(2)	1,340,000	1,380,267
4.13%, 08/15/2031(2)	1,580,000	1,647,150
Williams Companies, Inc.
2.60%, 03/15/2031	13,680,000	13,864,667
3.35%, 08/15/2022	1,000,000	1,018,168
4.85%, 03/01/2048	5,361,000	6,554,380
6.30%, 04/15/2040	1,323,000	1,803,411
Woodside Finance Ltd.
3.65%, 03/05/2025(2)	5,610,000	5,961,652
3.70%, 09/15/2026(2)	2,885,000	3,116,117
3.70%, 03/15/2028(2)	2,659,000	2,847,165
4.50%, 03/04/2029(2)	3,845,000	4,313,966

Total Energy		811,048,829

Financials – 11.24%
AerCap Ireland Capital DAC
3.50%, 05/26/2022	1,360,000	1,382,745
3.50%, 01/15/2025	6,586,000	6,929,856
3.65%, 07/21/2027	5,120,000	5,438,601
3.88%, 01/23/2028	10,445,000	11,213,929
3.95%, 02/01/2022	12,762,000	12,868,736
4.88%, 01/16/2024	4,345,000	4,694,687
6.50%, 07/15/2025	740,000	857,957
AIA Group Ltd.
3.90%, 04/06/2028(2)	2,945,000	3,274,840
AIB Group Plc
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(1)(2)	2,400,000	2,573,315
Air Lease Corp.
3.00%, 02/01/2030	4,635,000	4,703,161
3.13%, 12/01/2030	14,900,000	15,264,461
3.25%, 10/01/2029	1,250,000	1,300,449
3.38%, 07/01/2025	5,360,000	5,692,067
3.50%, 01/15/2022	6,690,000	6,747,723
3.88%, 07/03/2023	4,000,000	4,205,413
4.63%, 10/01/2028	30,000	33,697
Aircastle Ltd.
4.13%, 05/01/2024	5,440,000	5,786,680
5.00%, 04/01/2023	5,090,000	5,407,277
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/2026	2,215,000	2,441,875
3.95%, 01/15/2027	3,440,000	3,828,705
3.95%, 01/15/2028	4,952,000	5,558,954
4.70%, 07/01/2030	575,000	680,959

Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025		2,490,000	2,709,852
Ally Financial, Inc.
3.88%, 05/21/2024		15,000	16,136
4.63%, 03/30/2025		16,915,000	18,786,361
5.13%, 09/30/2024		400,000	448,014
5.75%, 11/20/2025		1,315,000	1,503,634
5.80%, 05/01/2025		9,805,000	11,279,110
8.00%, 11/01/2031		5,000	7,093
8.00%, 11/01/2031		13,313,000	19,201,722
American Campus Communities Operating Partnership LP
2.85%, 02/01/2030		7,225,000	7,422,183
3.30%, 07/15/2026		19,400,000	20,768,554
3.63%, 11/15/2027		3,733,000	4,075,513
3.75%, 04/15/2023		2,000,000	2,081,967
4.13%, 07/01/2024		2,750,000	2,984,872
American Homes 4 Rent LP
2.38%, 07/15/2031		1,690,000	1,674,084
American International Group, Inc.
4.20%, 04/01/2028		2,522,000	2,873,785
American Tower Corp.
2.10%, 06/15/2030		4,100,000	4,012,155
2.30%, 09/15/2031		10,270,000	10,127,029
AmFam Holdings, Inc.
2.81%, 03/11/2031(2)		5,500,000	5,634,762
AmWINS Group, Inc.
4.88%, 06/30/2029(2)		735,000	745,327
Antares Holdings LP
2.75%, 01/15/2027(2)		8,970,000	8,978,116
Ares Capital Corp.
2.88%, 06/15/2028		18,340,000	18,578,758
Athene Global Funding
0.75% (Secured Overnight Financing Rate + 0.70%), 05/24/2024(1)(2)		10,525,000	10,577,751
1.61%, 06/29/2026(2)		9,100,000	9,093,407
1.99%, 08/19/2028(2)		12,230,000	12,071,921
2.55%, 11/19/2030(2)		3,300,000	3,304,968
Athene Holding Ltd.
3.50%, 01/15/2031		1,835,000	1,964,730
4.13%, 01/12/2028		11,630,000	12,914,078
Athora Netherlands NV
2.38%, 05/17/2024	EUR	500,000	602,546
Aviation Capital Group LLC
1.95%, 01/30/2026(2)		$2,130,000	2,122,305
2.88%, 01/20/2022(2)		8,869,000	8,915,255
4.88%, 10/01/2025(2)		2,789,000	3,073,616
5.50%, 12/15/2024(2)		3,900,000	4,370,968
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027(2)		35,775,000	35,184,798
2.88%, 02/15/2025(2)		8,924,000	9,182,021
3.95%, 07/01/2024(2)		2,449,000	2,600,175
4.25%, 04/15/2026(2)		1,525,000	1,640,236
4.38%, 05/01/2026(2)		2,625,000	2,833,963
5.50%, 01/15/2026(2)		3,165,000	3,548,000
Banco de Bogota SA
4.38%, 08/03/2027		4,700,000	4,900,972
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025(2)		5,395,000	6,029,991
Banco Santander SA
0.70% (1 Year CMT Index + 0.45%), 06/30/2024(1)		20,600,000	20,637,675
1.72% (1 Year CMT Index + 0.90%), 09/14/2027(1)		5,000,000	4,976,765
2.75%, 12/03/2030		3,200,000	3,184,144
3.49%, 05/28/2030		2,000,000	2,151,787
5.18%, 11/19/2025		2,400,000	2,726,409
6.75% (5 Year Swap Rate EUR + 6.80%), 07/25/2169(1)(5)	EUR	500,000	595,218
Bangkok Bank PCL
4.45%, 09/19/2028		$1,260,000	1,444,703
Bank of America Corp.
1.66% (Secured Overnight Financing Rate + 0.91%), 03/11/2027(1)		50,030,000	50,317,176
1.73% (Secured Overnight Financing Rate + 0.96%), 07/22/2027(1)		44,295,000	44,477,266
1.90% (Secured Overnight Financing Rate + 1.53%), 07/23/2031(1)		11,605,000	11,190,431
1.92% (Secured Overnight Financing Rate + 1.37%), 10/24/2031(1)		9,000,000	8,657,733
2.09% (Secured Overnight Financing Rate + 1.06%), 06/14/2029(1)		16,210,000	16,183,984
2.30% (Secured Overnight Financing Rate + 1.22%), 07/21/2032(1)		32,480,000	32,016,265
2.50% (3 Month LIBOR USD + 0.99%), 02/13/2031(1)		25,075,000	25,375,649
2.59% (Secured Overnight Financing Rate + 2.15%), 04/29/2031(1)		6,285,000	6,414,647
2.88% (3 Month LIBOR USD + 1.19%), 10/22/2030(1)		4,100,000	4,280,318
3.97% (3 Month LIBOR USD + 1.21%), 02/07/2030(1)		2,135,000	2,390,183
4.18%, 11/25/2027		16,659,000	18,570,683
4.25%, 10/22/2026		21,015,000	23,654,364
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(1)		17,970,000	20,377,300
4.45%, 03/03/2026		855,000	957,369
Barclays Bank Plc
7.63%, 11/21/2022		3,311,000	3,549,129

Barclays Plc
2.85% (Secured Overnight Financing Rate + 2.71%), 05/07/2026(1)		5,450,000	5,724,367
3.25%, 02/12/2027	GBP	6,200,000	8,941,158
3.56% (5 Year CMT Index + 2.90%), 09/23/2035(1)		$29,545,000	30,652,163
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(1)		16,730,000	17,954,491
4.38%, 01/12/2026		2,670,000	2,979,560
4.38% (5 Year CMT Index + 3.41%), 12/15/2169(1)		10,985,000	10,977,310
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(1)		3,700,000	4,301,685
5.09% (3 Month LIBOR USD + 3.05%), 06/20/2030(1)		1,570,000	1,811,589
5.88% (5 Year Swap Rate GBP + 5.19%), 12/15/2169(1)	GBP	2,400,000	3,407,575
6.13% (5 Year CMT Index + 5.87%), 12/15/2169(1)		$4,700,000	5,202,336
6.38% (UK Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 03/15/2169(1)	GBP	4,100,000	6,087,358
7.13% (UK Government Bonds 5 Year Note Generic Bid Yield + 6.58%), 09/15/2169(1)		3,200,000	4,828,840
7.25% (5 Year Swap Rate GBP + 6.74%), 06/15/2169(1)		18,283,000	26,220,484
7.75% (5 Year Swap Rate USD + 4.84%), 12/15/2169(1)		$5,150,000	5,613,500
7.88% (5 Year Swap Rate GBP + 6.38%), 12/15/2169(1)	GBP	1,600,000	2,274,411
7.88% (5 Year Swap Rate USD + 6.77%), 12/15/2169(1)		$7,895,000	8,077,059
BBVA Bancomer SA
1.88%, 09/18/2025(2)		9,010,000	9,059,104
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042		1,000,000	1,243,400
BGC Partners, Inc.
5.38%, 07/24/2023		380,000	408,099
Blackstone Secured Lending Fund
2.13%, 02/15/2027(2)		21,770,000	21,526,395
BNP Paribas SA
1.32% (Secured Overnight Financing Rate + 1.00%), 01/13/2027(1)(2)		20,205,000	19,865,758
1.68% (Secured Overnight Financing Rate + 0.91%), 06/30/2027(1)(2)		17,105,000	17,028,371
2.16% (Secured Overnight Financing Rate + 1.22%), 09/15/2029(1)(2)		4,695,000	4,650,555
BOC Aviation Ltd.
2.75%, 09/18/2022(2)		300,000	304,614
Boston Properties LP
3.25%, 01/30/2031		14,015,000	14,889,408
3.85%, 02/01/2023		3,245,000	3,364,869
Brixmor Operating Partnership LP
1.18% (3 Month LIBOR USD + 1.05%), 02/01/2022(1)		4,860,000	4,870,800
2.25%, 04/01/2028		925,000	932,882
2.50%, 08/16/2031		11,200,000	11,035,011
3.65%, 06/15/2024		2,825,000	3,014,631
3.85%, 02/01/2025		1,035,000	1,118,836
3.90%, 03/15/2027		7,198,000	7,897,380
4.05%, 07/01/2030		5,460,000	6,096,888
4.13%, 06/15/2026		2,980,000	3,300,418
4.13%, 05/15/2029		12,860,000	14,445,596
Broadstone Net Lease LLC
2.60%, 09/15/2031		3,700,000	3,655,119
Brookfield Finance I UK Plc
2.34%, 01/30/2032		14,500,000	14,267,465
Brookfield Finance, Inc.
2.72%, 04/15/2031		2,900,000	2,966,065
Capital One Financial Corp.
3.65%, 05/11/2027		9,310,000	10,313,412
4.20%, 10/29/2025		195,000	216,121
CBRE Services, Inc.
2.50%, 04/01/2031		4,900,000	4,934,790
4.88%, 03/01/2026		445,000	507,484
CDBL Funding 2
3.00%, 08/01/2022		1,700,000	1,724,378
Charles Schwab Corp.
2.00%, 03/20/2028		9,305,000	9,497,114
4.00% (10 year CMT Index + 3.08%), 03/01/2170(1)		700,000	722,050
4.00% (5 Year CMT Index + 3.17%), 06/01/2170(1)		14,800,000	15,429,000
5.38% (5 Year CMT Index + 4.97%), 09/01/2169(1)		1,049,000	1,165,701
China Construction Bank New Zealand Ltd.
0.87% (3 Month LIBOR USD + 0.75%), 12/20/2021(1)		7,100,000	7,102,554
CIFI Holdings Group Co. Ltd.
6.00%, 07/16/2025		1,755,000	1,747,464
6.45%, 11/07/2024		660,000	659,248
CIT Bank N.A.
2.97% (Secured Overnight Financing Rate + 1.72%), 09/27/2025(1)		1,700,000	1,785,714
CIT Group, Inc.
5.00%, 08/15/2022		250,000	258,750
Citigroup, Inc.
1.46% (Secured Overnight Financing Rate + 0.77%), 06/09/2027(1)		20,615,000	20,493,513
2.56% (Secured Overnight Financing Rate + 1.17%), 05/01/2032(1)		6,025,000	6,084,257
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023(1)		1,290,000	1,315,304
3.11% (Secured Overnight Financing Rate + 2.84%), 04/08/2026(1)		5,200,000	5,521,100
4.13%, 07/25/2028		1,675,000	1,869,706
4.41% (Secured Overnight Financing Rate + 3.91%), 03/31/2031(1)		6,395,000	7,384,034
CNO Financial Group, Inc.
5.25%, 05/30/2025		1,718,000	1,933,568
5.25%, 05/30/2029		3,840,000	4,500,024
Cooperatieve Rabobank UA
4.38%, 08/04/2025		1,225,000	1,358,071
Corporate Office Properties LP
2.75%, 04/15/2031		1,555,000	1,570,773
Country Garden Holdings Co. Ltd.
3.30%, 01/12/2031		4,895,000	4,454,450

CPI Property Group SA
4.75%, 03/08/2023		800,000	844,040
Credit Agricole SA
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(2)		21,168,000	22,868,695
4.38%, 03/17/2025(2)		1,717,000	1,871,446
Credit Suisse AG
6.50%, 08/08/2023(2)		1,400,000	1,532,020
Credit Suisse AG/New York NY
0.50%, 02/02/2024		10,025,000	9,988,848
Credit Suisse Group AG
1.31% (Secured Overnight Financing Rate + 0.98%), 02/02/2027(1)(2)		22,465,000	21,954,063
2.19% (Secured Overnight Financing Rate + 2.04%), 06/05/2026(1)(2)		11,505,000	11,720,936
3.09% (Secured Overnight Financing Rate + 1.73%), 05/14/2032(1)(2)		20,870,000	21,340,116
3.75%, 03/26/2025		830,000	895,119
4.19% (Secured Overnight Financing Rate + 3.73%), 04/01/2031(1)(2)		18,725,000	20,972,919
4.28%, 01/09/2028(2)		3,290,000	3,656,776
4.55%, 04/17/2026		1,015,000	1,140,175
5.25% (5 Year CMT Index + 4.89%), 02/11/2170(1)(2)		1,100,000	1,150,875
6.25% (5 Year Swap Rate USD + 3.46%), 12/18/2169(1)(2)		700,000	754,172
7.13% (5 Year Swap Rate USD + 5.11%), 07/29/2169(1)		1,800,000	1,869,750
7.25% (5 Year 1100 Run ICE Swap Rate USD + 4.33%), 03/12/2170(1)(2)		1,100,000	1,219,295
7.50% (5 Year Swap Rate USD + 4.60%), 01/17/2170(1)(2)		2,900,000	3,103,000
7.50% (5 Year Swap Rate USD + 4.60%), 06/11/2170(1)		1,400,000	1,529,500
7.50% (5 Year Swap Rate USD + 4.60%), 06/11/2170(1)(2)		1,800,000	1,966,500
Crown Castle International Corp.
2.50%, 07/15/2031		15,000,000	14,987,840
3.30%, 07/01/2030		1,085,000	1,156,332
3.65%, 09/01/2027		7,580,000	8,334,006
3.80%, 02/15/2028		3,220,000	3,540,961
4.30%, 02/15/2029		11,875,000	13,476,346
4.45%, 02/15/2026		7,275,000	8,146,974
CTP NV
1.25%, 06/21/2029	EUR	300,000	348,971
CyrusOne LP / CyrusOne Finance Corp.
1.45%, 01/22/2027		1,300,000	1,512,812
2.15%, 11/01/2030		$10,250,000	9,631,720
2.90%, 11/15/2024		3,525,000	3,694,129
Danske Bank
3.24% (3 Month LIBOR USD + 1.59%), 12/20/2025(1)(2)		9,618,000	10,217,761
5.00%, 01/12/2022(2)		7,540,000	7,630,640
5.38%, 01/12/2024(2)		9,455,000	10,376,885
Deutsche Bank AG
1.75% (3 Month EURIBOR + 2.05%), 11/19/2030(1)(5)	EUR	2,500,000	3,047,329
2.13% (Secured Overnight Financing Rate + 1.87%), 11/24/2026(1)(17)		$9,200,000	9,345,068
2.22% (Secured Overnight Financing Rate + 2.16%), 09/18/2024(1)		4,895,000	5,017,332
3.04% (Secured Overnight Financing Rate + 1.72%), 05/28/2032(1)(17)		7,615,000	7,726,242
5.63% (5 Year Swap Rate EUR + 6.00%), 05/19/2031(1)(5)	EUR	1,800,000	2,473,755
Deutsche Bank AG/New York NY
3.55% (Secured Overnight Financing Rate + 3.04%), 09/18/2031(1)		$16,820,000	17,948,983
3.73% (Secured Overnight Financing Rate + 2.76%), 01/14/2032(1)		2,485,000	2,565,724
3.96% (Secured Overnight Financing Rate + 2.58%), 11/26/2025(1)		15,420,000	16,676,917
Digital Realty Trust LP
4.75%, 10/01/2025		1,640,000	1,846,426
Discover Bank
4.65%, 09/13/2028		2,640,000	3,059,797
Discover Financial Services
3.95%, 11/06/2024		6,058,000	6,561,323
4.10%, 02/09/2027		18,075,000	20,134,450
DNB Bank ASA
1.61% (1 Year CMT Index + 0.68%), 03/30/2028(1)(2)		15,430,000	15,350,769
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass Through Trust
5.13%, 11/30/2022(2)		1,517,260	1,513,194
EPR Properties
4.75%, 12/15/2026		140,000	153,311
4.95%, 04/15/2028		414,000	454,884
Equinix, Inc.
2.15%, 07/15/2030		17,645,000	17,304,219
3.20%, 11/18/2029		8,645,000	9,171,784
Equitable Financial Life Global Funding
1.80%, 03/08/2028(2)		13,720,000	13,631,823
Equitable Holdings, Inc.
4.35%, 04/20/2028		1,820,000	2,074,275
Erste Group Bank AG
4.25% (5 Year Swap Rate EUR + 4.65%), 04/15/2170(1)(5)	EUR	600,000	736,947
8.88% (5 Year Swap Rate EUR + 9.02%), 10/15/2169(1)(5)		1,600,000	1,855,565
Essential Properties LP
2.95%, 07/15/2031		$2,800,000	2,814,623
Essex Portfolio LP
3.63%, 05/01/2027		2,785,000	3,050,914
4.00%, 03/01/2029		8,860,000	9,941,774
Extra Space Storage LP
2.35%, 03/15/2032		11,930,000	11,654,417
Fairfax Financial Holdings Ltd.
2.75%, 03/29/2028	EUR	800,000	1,022,934
4.63%, 04/29/2030		$4,361,000	4,916,511
4.70%, 12/16/2026	CAD	2,300,000	2,005,046
4.85%, 04/17/2028		$138,000	157,504

Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.74%), 11/01/2053(1)(2)		280,000	358,804
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054(1)(2)		5,000,000	6,197,761
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057(1)(2)		3,000,000	3,417,458
8.63%, 05/01/2024(2)		4,480,000	5,291,150
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/2025(2)		2,360,000	2,681,369
Fidelity National Financial, Inc.
2.45%, 03/15/2031		6,840,000	6,803,248
3.40%, 06/15/2030		5,874,000	6,308,164
4.50%, 08/15/2028		15,455,000	17,584,267
Fifth Third Bancorp
2.55%, 05/05/2027		1,020,000	1,072,238
First American Financial Corp.
2.40%, 08/15/2031		6,800,000	6,625,946
GE Capital Funding LLC
4.05%, 05/15/2027		2,225,000	2,498,105
4.40%, 05/15/2030		24,770,000	28,701,485
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035		45,410,000	54,494,373
Global Atlantic Finance Co.
4.40%, 10/15/2029(2)		2,987,000	3,280,349
Global Bank Corp.
5.25% (3 Month LIBOR USD + 3.30%), 04/16/2029(1)		750,000	791,250
GLP Capital LP / GLP Financing II, Inc.
3.35%, 09/01/2024		11,085,000	11,688,800
4.00%, 01/15/2030		2,665,000	2,861,730
5.25%, 06/01/2025		2,536,000	2,827,843
5.30%, 01/15/2029		5,325,000	6,225,782
5.38%, 11/01/2023		6,254,000	6,759,742
5.38%, 04/15/2026		4,285,000	4,871,831
5.75%, 06/01/2028		4,034,000	4,732,890
Goldman Sachs Group, Inc.
0.48%, 01/27/2023		15,315,000	15,317,483
0.63% (Secured Overnight Financing Rate + 0.54%), 11/17/2023(1)		21,965,000	21,974,006
1.43% (Secured Overnight Financing Rate + 0.80%), 03/09/2027(1)		35,615,000	35,517,059
1.54% (Secured Overnight Financing Rate + 0.82%), 09/10/2027(1)		18,755,000	18,679,930
2.38% (Secured Overnight Financing Rate + 1.25%), 07/21/2032(1)		14,035,000	13,896,322
2.91% (Secured Overnight Financing Rate + 1.47%), 07/21/2042(1)		15,000,000	14,789,284
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(1)		1,011,000	1,079,578
3.50%, 11/16/2026		1,895,000	2,047,774
Goodman US Finance Three LLC
3.70%, 03/15/2028(2)		463,000	500,802
Healthcare Realty Trust, Inc.
2.05%, 03/15/2031		6,095,000	5,923,521
3.63%, 01/15/2028		8,955,000	9,798,139
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031		4,500,000	4,314,367
Healthpeak Properties, Inc.
2.88%, 01/15/2031		5,865,000	6,116,323
3.40%, 02/01/2025		160,000	170,628
3.50%, 07/15/2029		685,000	749,564
Highwoods Realty LP
4.13%, 03/15/2028		4,875,000	5,430,189
Howard Hughes Corp.
4.13%, 02/01/2029(2)		2,635,000	2,638,294
5.38%, 08/01/2028(2)		2,805,000	2,955,769
HSBC Holdings Plc
0.98% (Secured Overnight Financing Rate + 0.71%), 05/24/2025(1)		10,910,000	10,890,784
1.59% (Secured Overnight Financing Rate + 1.29%), 05/24/2027(1)		8,510,000	8,452,668
1.65% (Secured Overnight Financing Rate + 1.54%), 04/18/2026(1)		8,240,000	8,284,200
2.01% (Secured Overnight Financing Rate + 1.73%), 09/22/2028(1)		16,010,000	16,006,073
2.10% (Secured Overnight Financing Rate + 1.93%), 06/04/2026(1)		8,035,000	8,210,872
2.21% (Secured Overnight Financing Rate + 1.29%), 08/17/2029(1)		15,195,000	15,071,308
2.36% (Secured Overnight Financing Rate + 1.95%), 08/18/2031(1)		2,300,000	2,274,501
2.63% (Secured Overnight Financing Rate + 1.40%), 11/07/2025(1)		2,390,000	2,492,929
2.85% (Secured Overnight Financing Rate + 2.39%), 06/04/2031(1)		34,320,000	35,196,190
3.00% (1 Year Swap Rate GBP + 1.77%), 05/29/2030(1)	GBP	2,300,000	3,270,520
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(1)		$13,200,000	14,569,368
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(1)		9,875,000	10,893,427
4.58% (3 Month LIBOR USD + 1.53%), 06/19/2029(1)		3,200,000	3,633,161
4.95%, 03/31/2030		9,900,000	11,773,975
5.88% (5 Year Swap Rate GBP + 4.28%), 03/28/2170(1)	GBP	6,400,000	9,442,579
6.00% (5 Year Swap Rate EUR + 5.34%), 03/29/2170(1)	EUR	600,000	749,226
6.50% (5 Year 1100 Run ICE Swap Rate USD + 3.61%), 09/23/2169(1)		$3,420,000	3,852,493
Hudson Pacific Properties LP
3.25%, 01/15/2030		1,300,000	1,364,527
3.95%, 11/01/2027		7,907,000	8,649,055
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.38%, 02/01/2029		1,425,000	1,423,219
IMMOFINANZ AG
2.63%, 01/27/2023	EUR	4,200,000	4,993,566
Industrial & Commercial Bank of China Ltd.
0.87% (3 Month LIBOR USD + 0.75%), 12/21/2021(1)		$3,500,000	3,502,116
ING Groep NV
1.73% (Secured Overnight Financing Rate + 1.01%), 04/01/2027(1)		3,490,000	3,509,783

6.88% (5 Year 1100 Run ICE Swap Rate USD + 5.12%), 04/16/2170(1)		1,400,000	1,436,439
Intercontinental Exchange, Inc.
1.85%, 09/15/2032		35,404,000	33,317,536
2.10%, 06/15/2030		11,715,000	11,585,139
3.00%, 09/15/2060		9,700,000	9,339,344
International Lease Finance Corp.
8.63%, 01/15/2022		1,056,000	1,079,969
Itau Unibanco Holding SA
2.90%, 01/24/2023(2)		5,500,000	5,582,555
Jefferies Group LLC
6.25%, 01/15/2036		1,430,000	1,920,854
6.45%, 06/08/2027		3,660,000	4,560,749
6.50%, 01/20/2043		1,125,000	1,560,851
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030		7,180,000	8,075,808
4.85%, 01/15/2027		1,500,000	1,739,270
JP Morgan Chase & Co.
0.77% (Secured Overnight Financing Rate + 0.49%), 08/09/2025(1)		5,440,000	5,417,894
0.97% (Secured Overnight Financing Rate + 0.58%), 06/23/2025(1)		24,260,000	24,289,748
1.47% (Secured Overnight Financing Rate + 0.77%), 09/22/2027(1)		15,220,000	15,122,610
1.58% (Secured Overnight Financing Rate + 0.89%), 04/22/2027(1)		36,775,000	36,849,581
1.76% (Secured Overnight Financing Rate + 1.11%), 11/19/2031(1)		6,670,000	6,369,183
1.95% (Secured Overnight Financing Rate + 1.07%), 02/04/2032(1)		15,000,000	14,470,821
2.01% (Secured Overnight Financing Rate + 1.59%), 03/13/2026(1)		8,481,000	8,686,964
2.08% (Secured Overnight Financing Rate + 1.85%), 04/22/2026(1)		8,375,000	8,614,202
2.18% (Secured Overnight Financing Rate + 1.89%), 06/01/2028(1)		12,453,000	12,713,817
2.52% (Secured Overnight Financing Rate + 2.04%), 04/22/2031(1)		29,710,000	30,310,235
2.74% (Secured Overnight Financing Rate + 1.51%), 10/15/2030(1)		4,350,000	4,504,954
2.95%, 10/01/2026		2,340,000	2,507,872
2.96% (Secured Overnight Financing Rate + 2.52%), 05/13/2031(1)		13,240,000	13,774,338
4.49% (Secured Overnight Financing Rate + 3.79%), 03/24/2031(1)		13,825,000	16,132,065
Kilroy Realty LP
2.50%, 11/15/2032		2,100,000	2,067,645
Kimco Realty Corp.
3.25%, 08/15/2026		1,665,000	1,771,382
Kookmin Bank
2.50%, 11/04/2030(2)		4,800,000	4,751,618
2.50%, 11/04/2030		7,100,000	7,028,435
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(1)		14,105,000	14,093,139
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023(1)		12,390,000	12,712,016
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(1)		420,000	457,146
3.87% (1 Year CMT Index + 3.50%), 07/09/2025(1)		1,675,000	1,805,966
4.45%, 05/08/2025		3,665,000	4,065,710
4.95% (CMS 5 Year Rate EUR + 5.29%), 06/27/2170(1)(5)	EUR	7,781,000	9,864,410
7.50% (5 Year Swap Rate USD + 4.76%), 06/27/2169(1)		$3,330,000	3,725,437
7.50% (5 Year Swap Rate USD + 4.50%), 12/27/2169(1)		4,300,000	4,988,466
7.63% (5 Year Swap Rate GBP + 5.01%), 06/27/2170(1)	GBP	1,900,000	2,755,469
7.88% (5 Year Swap Rate GBP + 5.11%), 06/27/2170(1)		900,000	1,544,626
Logan Group Co. Ltd.
4.25%, 07/12/2025		$605,000	568,700
4.85%, 12/14/2026		1,905,000	1,785,952
LSEGA Financing Plc
2.00%, 04/06/2028(2)		21,565,000	21,650,983
2.50%, 04/06/2031(2)		8,960,000	9,124,787
3.20%, 04/06/2041(2)		2,570,000	2,655,274
Macquarie Group Ltd.
1.34% (Secured Overnight Financing Rate + 1.07%), 01/12/2027(1)(2)		10,480,000	10,388,491
Marsh & McLennan Companies, Inc.
2.25%, 11/15/2030		1,965,000	1,979,156
MGIC Investment Corp.
5.25%, 08/15/2028		875,000	933,669
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.75%, 02/01/2027		1,150,000	1,322,500
Morgan Stanley
0.53% (Secured Overnight Financing Rate + 0.46%), 01/25/2024(1)		19,380,000	19,393,958
0.79% (Secured Overnight Financing Rate + 0.51%), 01/22/2025(1)		5,940,000	5,939,733
1.51% (Secured Overnight Financing Rate + 0.86%), 07/20/2027(1)		39,005,000	38,819,561
1.59% (Secured Overnight Financing Rate + 0.88%), 05/04/2027(1)		22,995,000	23,063,412
1.79% (Secured Overnight Financing Rate + 1.03%), 02/13/2032(1)		11,405,000	10,862,003
1.93% (Secured Overnight Financing Rate + 1.02%), 04/28/2032(1)		10,000,000	9,590,358
2.24% (Secured Overnight Financing Rate + 1.18%), 07/21/2032(1)		6,140,000	6,034,313
2.70% (Secured Overnight Financing Rate + 1.14%), 01/22/2031(1)		10,000,000	10,310,928
3.22% (Secured Overnight Financing Rate + 1.49%), 04/22/2042(1)		2,225,000	2,327,617
3.95%, 04/23/2027		31,330,000	34,842,327
4.35%, 09/08/2026		8,350,000	9,424,725
5.00%, 11/24/2025		10,320,000	11,797,196
7.50%, 04/02/2032(3)(17)		14,800,000	11,981,463
MPT Operating Partnership LP / MPT Finance Corp.
3.50%, 03/15/2031		17,400,000	17,748,000
Nasdaq, Inc.
0.45%, 12/21/2022		5,405,000	5,405,295
National General Holdings Corp.
6.75%, 05/15/2024(2)		12,910,000	14,854,755
National Securities Clearing Corp.
0.40%, 12/07/2023(2)		18,840,000	18,849,729
Nationwide Building Society

0.55%, 01/22/2024(2)		16,400,000	16,343,546
3.62% (3 Month LIBOR USD + 1.18%), 04/26/2023(1)(2)		4,250,000	4,323,900
3.77% (3 Month LIBOR USD + 1.06%), 03/08/2024(1)(2)		9,627,000	10,036,542
3.96% (3 Month LIBOR USD + 1.86%), 07/18/2030(1)(2)		5,650,000	6,280,830
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029(1)(2)		8,600,000	9,678,549
4.36% (3 Month LIBOR USD + 1.39%), 08/01/2024(1)(2)		4,000,000	4,257,074
Nationwide Mutual Insurance Co.
2.41% (3 Month LIBOR USD + 2.29%), 12/15/2024(1)(2)		6,180,000	6,187,267
Natwest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(1)		12,170,000	12,169,191
4.27% (3 Month LIBOR USD + 1.76%), 03/22/2025(1)		18,655,000	20,131,357
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(1)		4,390,000	5,021,761
4.60% (5 Year CMT Index + 3.10%), 09/30/2169(1)		3,600,000	3,617,280
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(1)		2,900,000	3,376,782
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(1)		6,600,000	7,793,544
6.00% (5 Year CMT Index + 5.63%), 09/30/2169(1)		8,300,000	9,288,779
8.00% (5 Year Swap Rate USD + 5.72%), 09/30/2169(1)		7,151,000	8,447,119
Navient Corp.
5.00%, 03/15/2027		1,997,000	2,056,910
5.50%, 01/25/2023		3,000,000	3,135,000
5.88%, 10/25/2024		30,000	32,025
6.13%, 03/25/2024		14,000	14,990
6.50%, 06/15/2022		3,941,000	4,069,082
6.75%, 06/15/2026		5,089,000	5,616,373
7.25%, 09/25/2023		221,000	241,005
NE Property BV
1.88%, 10/09/2026	EUR	1,200,000	1,448,716
New York Life Global Funding
0.85%, 01/15/2026(2)		$12,430,000	12,248,822
2.35%, 07/14/2026(2)		1,000,000	1,042,925
New York Life Insurance Co.
3.75%, 05/15/2050(2)		8,801,000	9,861,128
Newmark Group, Inc.
6.13%, 11/15/2023		602,000	651,364
Nomura Holdings, Inc.
2.17%, 07/14/2028		19,200,000	19,024,090
2.61%, 07/14/2031		4,000,000	3,985,471
2.68%, 07/16/2030		16,300,000	16,466,424
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/2051(2)		2,760,000	2,961,596
Oaktree Specialty Lending Corp.
2.70%, 01/15/2027		5,960,000	5,978,922
Old Republic International Corp.
3.88%, 08/26/2026		5,155,000	5,707,778
4.88%, 10/01/2024		335,000	372,160
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033		8,700,000	8,621,488
OneMain Finance Corp.
5.63%, 03/15/2023		3,658,000	3,847,649
6.13%, 05/15/2022		3,548,000	3,641,135
6.13%, 03/15/2024		2,400,000	2,564,400
Owl Rock Capital Corp.
2.63%, 01/15/2027		9,165,000	9,181,179
2.88%, 06/11/2028		9,375,000	9,357,501
Owl Rock Technology Finance Corp.
2.50%, 01/15/2027		10,635,000	10,676,222
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023(2)		6,564,000	6,858,988
5.50%, 02/15/2024(2)		1,247,000	1,360,782
Physicians Realty LP
3.95%, 01/15/2028		177,000	194,361
Prologis LP
1.25%, 10/15/2030		1,985,000	1,859,043
QNB Finance Ltd.
2.63%, 05/12/2025		2,450,000	2,550,376
2.75%, 02/12/2027		4,950,000	5,181,165
Raymond James Financial, Inc.
4.95%, 07/15/2046		4,420,000	5,709,204
Regency Centers LP
3.60%, 02/01/2027		4,271,000	4,704,760
3.70%, 06/15/2030		4,025,000	4,442,756
4.13%, 03/15/2028		970,000	1,086,379
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024		895,000	956,122
Rexford Industrial Realty LP
2.15%, 09/01/2031		800,000	770,966
Rocket Mortgage LLC
5.25%, 01/15/2028(2)		3,595,000	3,873,612
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026(2)		9,815,000	9,591,218
3.63%, 03/01/2029(2)		4,385,000	4,434,331
3.88%, 03/01/2031(2)		13,500,000	13,618,125
4.00%, 10/15/2033(2)		6,550,000	6,500,875
Royal Bank of Canada
0.50%, 10/26/2023		15,460,000	15,469,041
Sabra Health Care LP
3.20%, 12/01/2031		12,000,000	11,755,498

3.90%, 10/15/2029		200,000	210,681
Santander Holdings USA, Inc.
3.24%, 10/05/2026		6,255,000	6,681,729
3.50%, 06/07/2024		50,000	53,115
Santander UK Group Holdings Plc
1.09% (Secured Overnight Financing Rate + 0.79%), 03/15/2025(1)		17,085,000	17,114,958
1.53% (1 Year CMT Index + 1.25%), 08/21/2026(1)		12,810,000	12,784,271
1.67% (Secured Overnight Financing Rate + 0.99%), 06/14/2027(1)		11,405,000	11,356,420
2.90% (Secured Overnight Financing Rate + 1.48%), 03/15/2032(1)		24,900,000	25,398,279
3.57%, 01/10/2023		4,265,000	4,301,703
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(1)		4,990,000	5,458,617
4.75%, 09/15/2025(2)		1,025,000	1,141,738
4.80% (3 Month LIBOR USD + 1.57%), 11/15/2024(1)		13,465,000	14,578,693
6.75% (5 Year Swap Rate GBP + 5.79%), 06/24/2169(1)	GBP	5,800,000	8,576,875
7.38% (5 Year Swap Rate GBP + 5.54%), 09/24/2169(1)		5,647,000	7,870,570
SBA Communications Corp.
3.13%, 02/01/2029(2)		$14,200,000	13,720,750
SBA Tower Trust
2.33%, 01/15/2028(2)		1,555,000	1,584,632
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/2022		1,300,000	1,348,256
Shimao Group Holdings Ltd.
3.45%, 01/11/2031		2,590,000	2,306,187
4.75%, 07/03/2022		8,900,000	8,805,817
5.60%, 07/15/2026		2,795,000	2,760,430
Shinhan Bank Co. Ltd.
4.00%, 04/23/2029		4,574,000	5,058,890
Simon Property Group LP
2.65%, 07/15/2030		7,550,000	7,782,384
Sino-Ocean Land Treasure IV Ltd.
4.75%, 08/05/2029		1,725,000	1,633,310
4.75%, 01/14/2030		3,305,000	3,084,787
Sirius International Group Ltd.
4.60%, 11/01/2026(2)		2,520,000	2,571,660
SITE Centers Corp.
3.63%, 02/01/2025		1,914,000	2,028,212
4.25%, 02/01/2026		2,500,000	2,705,460
4.70%, 06/01/2027		8,000,000	9,010,402
Sitka Holdings LLC
5.25% (3 Month LIBOR USD + 4.50%), 07/06/2026(1)(2)		4,167,000	4,228,159
SL Green Operating Partnership LP
3.25%, 10/15/2022		6,000,000	6,148,504
SL Green Realty Corp.
4.50%, 12/01/2022		850,000	878,629
Societe Generale SA
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(2)		10,400,000	10,458,862
3.65% (5 Year CMT Index + 3.00%), 07/08/2035(1)(2)		7,705,000	7,984,482
4.25%, 04/14/2025(2)		2,340,000	2,527,562
4.75%, 11/24/2025(2)		9,285,000	10,304,048
6.75% (5 Year Swap Rate USD + 3.93%), 10/06/2169(1)(2)		400,000	449,752
7.38% (5 Year Swap Rate USD + 4.30%), 04/04/2170(1)(2)		4,300,000	4,660,125
Standard Chartered Plc
1.21% (1 Year CMT Index + 0.88%), 03/23/2025(1)(2)		2,500,000	2,501,697
1.28% (3 Month LIBOR USD + 1.15%), 01/20/2023(1)(2)		5,565,000	5,582,864
2.68% (1 Year CMT Index + 1.20%), 06/29/2032(1)(2)		52,100,000	51,734,872
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(1)(2)		3,241,000	3,375,150
3.27% (5 Year CMT Index + 2.30%), 02/18/2036(1)(2)		24,180,000	23,989,050
4.64% (1 Year CMT Index + 3.85%), 04/01/2031(1)(2)		22,853,000	26,360,936
Stichting AK Rabobank Certificaten
19.44%, 03/29/2170(3)	EUR	3,876,300	6,454,895
STORE Capital Corp.
2.75%, 11/18/2030		$1,300,000	1,306,026
Sumitomo Mitsui Financial Group, Inc.
0.51%, 01/12/2024		3,125,000	3,114,886
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/2030		1,000,000	1,017,290
2.88%, 01/21/2030		11,350,000	11,776,074
Synchrony Financial
2.85%, 07/25/2022		3,720,000	3,787,596
4.25%, 08/15/2024		5,145,000	5,559,716
4.38%, 03/19/2024		9,540,000	10,295,085
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050(2)		7,205,000	7,572,767
4.27%, 05/15/2047(2)		515,000	622,281
4.38% (3 Month LIBOR USD + 2.66%), 09/15/2054(1)(2)		7,500,000	7,876,073
4.90%, 09/15/2044(2)		1,505,000	1,958,845
Toronto-Dominion Bank
0.25%, 01/06/2023		19,175,000	19,163,199
UBS AG
0.50% (Secured Overnight Financing Rate + 0.45%), 08/09/2024(1)(2)		15,000,000	15,111,000
5.13%, 05/15/2024		200,000	218,528
UBS Group AG
5.75% (5 Year Swap Rate EUR + 5.29%), 02/19/2170(1)	EUR	4,100,000	4,819,809
7.00% (5 Year Swap Rate USD + 4.87%), 02/19/2170(1)		$200,000	227,500
UniCredit SpA
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(2)		2,600,000	2,643,537
7.83%, 12/04/2023(2)		13,400,000	15,259,408

Unique Pub Finance Co. Plc
7.40%, 03/28/2024	GBP	2,634,736	3,752,458
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.13%, 12/15/2024(2)		$3,000,000	3,063,750
Ventas Realty LP
2.50%, 09/01/2031		1,315,000	1,298,081
3.25%, 10/15/2026		2,000,000	2,138,593
3.85%, 04/01/2027		240,000	265,878
4.40%, 01/15/2029		3,000,000	3,429,941
4.88%, 04/15/2049		1,895,000	2,368,366
VEREIT Operating Partnership LP
2.20%, 06/15/2028		1,250,000	1,264,878
2.85%, 12/15/2032		11,498,000	11,944,804
3.40%, 01/15/2028		4,060,000	4,389,460
3.95%, 08/15/2027		4,155,000	4,657,479
4.63%, 11/01/2025		2,260,000	2,539,624
Voyager Aviation Holdings LLC
8.50%, 05/09/2026(2)		67,000	61,221
Wells Fargo & Co.
2.16% (3 Month LIBOR USD + 0.75%), 02/11/2026(1)		31,720,000	32,720,791
2.19% (Secured Overnight Financing Rate + 2.00%), 04/30/2026(1)		10,160,000	10,486,495
2.39% (Secured Overnight Financing Rate + 2.10%), 06/02/2028(1)		19,655,000	20,272,953
2.57% (Secured Overnight Financing Rate + 1.26%), 02/11/2031(1)		14,225,000	14,534,820
2.88% (Secured Overnight Financing Rate + 1.43%), 10/30/2030(1)		32,492,000	33,933,377
3.07% (Secured Overnight Financing Rate + 2.53%), 04/30/2041(1)		12,455,000	12,798,670
3.20% (3 Month LIBOR USD + 1.17%), 06/17/2027(1)		17,000,000	18,248,358
3.75%, 01/24/2024		2,905,000	3,105,666
3.90% (5 Year CMT Index + 3.45%), 03/15/2170(1)		14,500,000	14,953,125
4.30%, 07/22/2027		3,980,000	4,522,026
Welltower, Inc.
4.00%, 06/01/2025		4,690,000	5,129,898
4.50%, 01/15/2024		650,000	697,949
Weyerhaeuser Co.
4.00%, 04/15/2030		9,630,000	10,878,022

Total Financials			3,778,807,104

Government – 0.11%
Asian Development Bank
4.70%, 03/12/2024	MXN	12,200,000	566,041
European Investment Bank
0.25%, 09/15/2023		$30,865,000	30,827,345
International Finance Corp.
5.85%, 11/25/2022	INR	353,580,000	4,815,862
8.00%, 10/09/2023	IDR	9,100,000,000	674,338

Total Government			36,883,586

Industrials – 1.68%
Amcor Finance USA, Inc.
3.63%, 04/28/2026		$2,990,000	3,261,097
Arrow Electronics, Inc.
4.00%, 04/01/2025		3,622,000	3,903,872
Artera Services LLC
9.03%, 12/04/2025(2)		2,000,000	2,170,000
Associated Materials LLC
9.00%, 09/01/2025(2)		540,000	569,700
Avnet, Inc.
4.63%, 04/15/2026		10,485,000	11,693,062
4.88%, 12/01/2022		5,855,000	6,128,320
BAE Systems Plc
3.40%, 04/15/2030(2)		7,045,000	7,604,410
Berry Global, Inc.
1.57%, 01/15/2026(2)		3,800,000	3,799,012
4.88%, 07/15/2026(2)		18,610,000	19,541,430
Boeing Co.
1.43%, 02/04/2024		16,015,000	16,038,944
2.20%, 02/04/2026		19,000,000	19,140,064
2.25%, 06/15/2026		2,170,000	2,205,719
2.95%, 02/01/2030		2,790,000	2,844,691
3.10%, 05/01/2026		370,000	391,080
3.20%, 03/01/2029		1,855,000	1,930,317
3.25%, 02/01/2035		600,000	599,945
3.38%, 06/15/2046		9,940,000	9,441,184
3.60%, 05/01/2034		200,000	208,984
3.63%, 03/01/2048		1,941,000	1,905,563
3.75%, 02/01/2050		11,354,000	11,459,913
3.83%, 03/01/2059		1,023,000	1,003,523
3.85%, 11/01/2048		1,840,000	1,874,833
3.90%, 05/01/2049		3,893,000	4,007,456
3.95%, 08/01/2059		3,085,000	3,166,127
4.88%, 05/01/2025		3,005,000	3,344,298
5.04%, 05/01/2027		6,560,000	7,546,135
5.15%, 05/01/2030		7,103,000	8,336,720
5.71%, 05/01/2040		7,091,000	9,010,928
5.81%, 05/01/2050		30,234,000	40,301,026
5.93%, 05/01/2060		8,416,000	11,496,888
Bombardier, Inc.
7.88%, 04/15/2027(2)		1,492,000	1,546,794
Boral Finance Pty Ltd.
3.00%, 11/01/2022(2)		4,439,000	4,522,778
3.75%, 05/01/2028(2)		3,520,000	3,736,909

Carrier Global Corp.
2.72%, 02/15/2030		7,345,000	7,598,848
Cellnex Finance Co. SA
3.88%, 07/07/2041(2)		900,000	883,989
Cemex SAB de CV
3.88%, 07/11/2031(2)		24,365,000	24,379,619
5.13% (5 Year CMT Index + 4.53%), 09/08/2169(1)(2)		5,670,000	5,774,952
5.20%, 09/17/2030(2)		8,900,000	9,559,045
5.45%, 11/19/2029(2)		3,460,000	3,749,775
DAE Funding LLC
5.25%, 11/15/2021(2)		6,844,000	6,846,053
Embraer Netherlands Finance BV
5.05%, 06/15/2025		1,630,000	1,715,575
5.40%, 02/01/2027		960,000	1,021,210
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/2050(2)		2,075,000	1,826,415
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025(2)		1,561,000	1,606,862
General Electric Co.
3.45% (3 Month LIBOR USD + 3.33%), 06/15/2170(1)		6,184,000	6,052,590
3.63%, 05/01/2030		6,765,000	7,517,251
6.75%, 03/15/2032		6,731,000	9,207,185
6.88%, 01/10/2039		4,000	5,961
Guangzhou Metro Investment Finance BVI Ltd
2.31%, 09/17/2030		6,650,000	6,305,859
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025		3,995,000	4,326,853
4.20%, 05/01/2030		2,465,000	2,782,284
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/2031(2)		7,545,000	7,270,811
Jabil, Inc.
1.70%, 04/15/2026		4,870,000	4,895,535
3.00%, 01/15/2031		2,470,000	2,532,951
4.70%, 09/15/2022		3,685,000	3,831,700
John Deere Capital Corp.
0.59% (3 Month LIBOR USD + 0.48%), 09/08/2022(1)		10,000,000	10,041,135
0.70%, 01/15/2026		1,350,000	1,329,741
2.95%, 04/01/2022		7,475,000	7,576,469
Keysight Technologies, Inc.
3.00%, 10/30/2029		5,800,000	6,120,330
Madison IAQ LLC
4.13%, 06/30/2028(2)		1,485,000	1,485,000
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024(2)		510,000	514,462
OI European Group BV
4.00%, 03/15/2023(2)		216,000	220,320
Rolls-Royce Plc
1.63%, 05/09/2028	EUR	16,946,000	18,893,296
5.75%, 10/15/2027	GBP	1,700,000	2,543,048
Sealed Air Corp.
4.00%, 12/01/2027(2)		$505,000	537,774
5.25%, 04/01/2023(2)		1,000,000	1,045,000
SF Holding Investment Ltd.
2.88%, 02/20/2030		6,170,000	6,198,444
Siemens Financieringsmaatschappij NV
0.73% (3 Month LIBOR USD + 0.61%), 03/16/2022(1)(2)		13,690,000	13,728,606
1.70%, 03/11/2028(2)		2,625,000	2,615,602
2.15%, 03/11/2031(2)		9,365,000	9,379,235
Spirit AeroSystems, Inc.
4.60%, 06/15/2028		2,125,000	2,109,063
Standard Industries, Inc.
2.25%, 11/21/2026	EUR	2,000,000	2,284,649
SYNNEX Corp.
1.75%, 08/09/2026(2)		$35,725,000	35,342,573
2.38%, 08/09/2028(2)		25,000,000	24,754,059
2.65%, 08/09/2031(2)		25,500,000	24,939,644
Textron, Inc.
3.00%, 06/01/2030		23,695,000	24,898,492
TK Elevator US Newco, Inc.
5.25%, 07/15/2027(2)		3,445,000	3,610,274
TransDigm, Inc.
6.25%, 03/15/2026(2)		2,115,000	2,204,888
8.00%, 12/15/2025(2)		1,470,000	1,567,388
Triumph Group, Inc.
6.25%, 09/15/2024(2)		751,000	750,602
Vulcan Materials Co.
3.50%, 06/01/2030		1,400,000	1,536,920
Wabtec Transportation Netherlands BV
1.25%, 12/03/2027	EUR	300,000	356,269
Waste Connections, Inc.
2.20%, 01/15/2032		$5,570,000	5,491,099
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/2024		1,000,000	1,075,071
4.95%, 09/15/2028		3,200,000	3,682,880
WRKCo, Inc.
3.00%, 06/15/2033		1,445,000	1,512,859
3.75%, 03/15/2025		815,000	881,985

Total Industrials			563,650,222

Technology – 1.28%
Amdocs Ltd.
2.54%, 06/15/2030	15,503,000	15,435,562
Apple, Inc.
2.70%, 08/05/2051	5,870,000	5,660,182
3.85%, 05/04/2043	1,250,000	1,460,427
4.65%, 02/23/2046	1,250,000	1,626,756
Broadcom, Inc.
2.45%, 02/15/2031(2)	7,100,000	6,875,834
2.60%, 02/15/2033(2)	11,395,000	10,945,905
3.14%, 11/15/2035(2)	5,017,000	5,001,227
3.19%, 11/15/2036(2)	10,655,000	10,624,058
3.42%, 04/15/2033(2)	4,300,000	4,451,238
3.47%, 04/15/2034(2)	24,423,000	25,149,266
4.11%, 09/15/2028	2,378,000	2,645,840
4.15%, 11/15/2030	6,836,000	7,574,101
4.30%, 11/15/2032	19,722,000	22,101,132
CGI, Inc.
2.30%, 09/14/2031(2)	14,300,000	13,893,145
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%, 03/01/2025(2)	248,000	249,860
Citrix Systems, Inc.
3.30%, 03/01/2030	2,300,000	2,348,925
Clarivate Science Holdings Corp.
3.88%, 07/01/2028(2)	1,620,000	1,620,000
Dell International LLC / EMC Corp.
5.30%, 10/01/2029	3,695,000	4,466,579
6.20%, 07/15/2030	1,900,000	2,430,615
Exela Intermediate LLC / Exela Finance, Inc.
10.00%, 07/15/2023(2)	300,000	232,500
Intel Corp.
3.05%, 08/12/2051	5,000,000	4,967,048
Leidos, Inc.
2.30%, 02/15/2031	1,200,000	1,172,460
4.38%, 05/15/2030	212,000	239,477
Marvell Technology, Inc.
2.45%, 04/15/2028(2)	29,825,000	30,384,805
2.95%, 04/15/2031(2)	53,202,000	54,686,328
Microchip Technology, Inc.
0.98%, 09/01/2024(2)	4,290,000	4,284,809
4.33%, 06/01/2023	22,025,000	23,278,566
Micron Technology, Inc.
4.19%, 02/15/2027	6,554,000	7,369,285
4.66%, 02/15/2030	15,005,000	17,319,521
5.33%, 02/06/2029	6,490,000	7,717,583
NXP BV
5.35%, 03/01/2026(2)	1,945,000	2,249,100
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.70%, 05/01/2025(2)	500,000	522,221
3.15%, 05/01/2027(2)	15,705,000	16,747,092
Open Text Corp.
3.88%, 02/15/2028(2)	445,000	453,900
Open Text Holdings, Inc.
4.13%, 02/15/2030(2)	1,715,000	1,762,163
Oracle Corp.
2.30%, 03/25/2028	9,355,000	9,565,216
2.88%, 03/25/2031	3,465,000	3,565,476
3.60%, 04/01/2050	14,135,000	14,151,938
3.85%, 07/15/2036	6,000,000	6,518,604
3.85%, 04/01/2060	7,163,000	7,278,730
3.95%, 03/25/2051	14,350,000	15,133,782
4.00%, 07/15/2046	1,909,000	2,022,350
4.10%, 03/25/2061(17)	7,800,000	8,304,087
Roper Technologies, Inc.
2.95%, 09/15/2029	1,930,000	2,047,190
Seagate HDD Cayman
3.13%, 07/15/2029(2)	6,000,000	5,802,599
4.09%, 06/01/2029	4,079,000	4,282,950
4.13%, 01/15/2031	11,000,000	11,467,500
5.75%, 12/01/2034	1,122,000	1,312,740
Skyworks Solutions, Inc.
1.80%, 06/01/2026	1,340,000	1,357,755
TSMC Global Ltd.
1.00%, 09/28/2027(2)	5,575,000	5,343,805
VMware, Inc.
1.80%, 08/15/2028	2,200,000	2,167,362
2.20%, 08/15/2031	9,100,000	8,897,694
4.70%, 05/15/2030	2,700,000	3,182,883

Total Technology		430,350,171

Utilities – 1.79%
AEP Transmission Co. LLC
3.75%, 12/01/2047	2,190,000	2,455,821
AES Corp.
2.45%, 01/15/2031	4,485,000	4,423,301
3.95%, 07/15/2030(2)	2,040,000	2,243,225

Alliant Energy Finance LLC
1.40%, 03/15/2026(2)	925,000	912,289
American Transmission Systems, Inc.
5.25%, 01/15/2022(2)	100,000	101,248
American Water Capital Corp.
3.45%, 05/01/2050	1,148,000	1,221,243
4.15%, 06/01/2049	1,425,000	1,683,045
APT Pipelines Ltd.
4.25%, 07/15/2027(2)	11,420,000	12,967,638
Ausgrid Finance Pty Ltd.
3.85%, 05/01/2023(2)	9,410,000	9,763,525
Black Hills Corp.
4.35%, 05/01/2033	6,250,000	7,214,519
Calpine Corp.
3.75%, 03/01/2031(2)	9,495,000	9,138,938
China Southern Power Grid International Finance BVI 2018 Co. Ltd.
4.25%, 09/18/2028	1,180,000	1,337,446
Cleco Power LLC
6.00%, 12/01/2040	1,000,000	1,365,474
CLP Power Hong Kong Financing Ltd.
3.38%, 10/26/2027	5,000,000	5,440,801
DPL, Inc.
4.13%, 07/01/2025	1,525,000	1,631,750
Duke Energy Carolinas LLC
2.55%, 04/15/2031	3,610,000	3,739,049
3.70%, 12/01/2047	2,500,000	2,776,487
3.88%, 03/15/2046	2,750,000	3,103,693
4.25%, 12/15/2041	1,650,000	1,960,589
Duke Energy Corp.
2.55%, 06/15/2031	25,699,000	26,038,721
Duke Energy Progress LLC
4.10%, 03/15/2043	900,000	1,050,971
4.20%, 08/15/2045	1,000,000	1,181,812
Edison International
4.95%, 04/15/2025	13,131,000	14,457,959
Empresas Publicas de Medellin ESP
4.38%, 02/15/2031	1,400,000	1,384,740
Enel Finance International NV
1.88%, 07/12/2028(2)	7,060,000	7,031,039
2.25%, 07/12/2031(2)	6,740,000	6,650,547
3.50%, 04/06/2028(2)	1,505,000	1,647,118
3.63%, 05/25/2027(2)	16,020,000	17,733,953
FirstEnergy Corp.
3.35%, 07/15/2022	2,075,000	2,099,589
3.40%, 03/01/2050	100,000	96,136
FirstEnergy Transmission LLC
2.87%, 09/15/2028(2)	16,876,000	17,614,325
4.35%, 01/15/2025(2)	7,535,000	8,193,666
IPALCO Enterprises, Inc.
4.25%, 05/01/2030	1,245,000	1,396,555
ITC Holdings Corp.
3.25%, 06/30/2026	2,000,000	2,157,582
4.05%, 07/01/2023	3,812,000	4,000,923
Jersey Central Power & Light Co.
2.75%, 03/01/2032(2)	2,000,000	2,048,803
4.30%, 01/15/2026(2)	2,000,000	2,202,535
4.70%, 04/01/2024(2)	150,000	161,698
KeySpan Gas East Corp.
2.74%, 08/15/2026(2)	4,500,000	4,682,557
Metropolitan Edison Co.
4.00%, 04/15/2025(2)	4,000,000	4,216,553
4.30%, 01/15/2029(2)	5,000,000	5,603,414
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(2)	700,000	784,181
Mong Duong Finance Holdings BV
5.13%, 05/07/2029	1,150,000	1,144,837
Northern States Power Co.
3.60%, 09/15/2047	1,800,000	2,012,723
4.00%, 08/15/2045	1,000,000	1,181,288
NRG Energy, Inc.
4.45%, 06/15/2029(2)	7,405,000	8,192,830
5.25%, 06/15/2029(2)	2,120,000	2,255,150
5.75%, 01/15/2028	1,990,000	2,116,863
Pacific Gas & Electric Co.
1.37%, 03/10/2023	15,194,000	15,140,947
2.10%, 08/01/2027	11,308,000	11,035,575
2.50%, 02/01/2031	6,150,000	5,853,428
2.95%, 03/01/2026	3,312,000	3,400,134
3.00%, 06/15/2028	13,949,000	14,194,595
3.15%, 01/01/2026	6,569,000	6,787,827
3.25%, 06/15/2023	2,670,000	2,742,432
3.25%, 06/01/2031	2,300,000	2,291,643
3.30%, 03/15/2027	2,052,000	2,129,896
3.30%, 12/01/2027	3,700,000	3,808,122
3.30%, 08/01/2040	4,970,000	4,585,913
3.40%, 08/15/2024	2,476,000	2,568,816
3.45%, 07/01/2025	7,759,500	8,104,331

3.50%, 06/15/2025	10,754,000	11,214,302
3.50%, 08/01/2050	9,498,000	8,637,816
3.75%, 02/15/2024	2,914,000	3,039,694
3.75%, 07/01/2028	18,443,500	19,296,823
3.75%, 08/15/2042	1,883,000	1,701,576
3.85%, 11/15/2023	1,259,000	1,311,400
3.95%, 12/01/2047	3,616,000	3,479,794
4.00%, 12/01/2046	13,182,000	12,710,862
4.25%, 08/01/2023	20,431,000	21,376,181
4.25%, 03/15/2046	409,000	402,052
4.30%, 03/15/2045	12,052,000	11,890,390
4.45%, 04/15/2042	7,667,000	7,635,449
4.50%, 07/01/2040	11,103,000	11,333,288
4.50%, 12/15/2041	3,353,000	3,280,949
4.55%, 07/01/2030	40,929,500	44,258,296
4.60%, 06/15/2043	1,248,000	1,244,989
4.65%, 08/01/2028	100,000	109,327
4.75%, 02/15/2044	11,506,000	11,717,001
4.95%, 07/01/2050	4,972,500	5,290,093
Pennsylvania Electric Co.
3.25%, 03/15/2028(2)	200,000	211,322
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 05/21/2028(2)	11,800,000	13,717,500
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/2031	26,156,000	26,295,172
Public Service Co. of New Mexico
3.85%, 08/01/2025	7,000,000	7,502,457
Southern California Edison Co.
3.65%, 02/01/2050	1,595,000	1,629,540
4.00%, 04/01/2047	455,000	487,917
4.13%, 03/01/2048	570,000	621,105
Southern Co.
3.25%, 07/01/2026	7,200,000	7,747,687
Southern Co. Gas Capital Corp.
4.40%, 05/30/2047	1,915,000	2,251,174
5.88%, 03/15/2041	1,920,000	2,636,322
Southwestern Electric Power Co.
4.10%, 09/15/2028	10,000,000	11,282,928
Spire, Inc.
3.54%, 02/27/2024	5,000,000	5,157,663
State Grid Overseas Investment BVI Ltd.
2.75%, 05/04/2022(2)	404,000	408,892
3.50%, 05/04/2027	5,330,000	5,852,526
3.75%, 05/02/2023(2)	4,235,000	4,432,635
TNB Global Ventures Capital Bhd
3.24%, 10/19/2026	4,030,000	4,280,021
Tucson Electric Power Co.
3.05%, 03/15/2025	3,000,000	3,180,451
Vistra Operations Co. LLC
3.55%, 07/15/2024(2)	8,385,000	8,819,552
3.70%, 01/30/2027(2)	6,435,000	6,786,282
4.38%, 05/01/2029(2)	2,935,000	2,952,992

Total Utilities		601,647,228

Total Corporate Bonds (Cost: $10,265,512,366)		10,596,195,827

Convertible Securities – 0.20%
Communications – 0.11%
DISH Network Corp.
2.38%, 03/15/2024	7,520,000	7,327,300
3.38%, 08/15/2026	10,045,000	10,441,777
Expedia Group, Inc.
0.00%, 02/15/2026(2)	2,735,000	2,952,845
Palo Alto Networks, Inc.
0.38%, 06/01/2025	6,900,000	11,392,408
Twitter, Inc.
0.00%, 03/15/2026(2)	3,375,000	3,133,147
Uber Technologies, Inc.
0.00%, 12/15/2025(2)	2,455,000	2,387,808

Total Communications		37,635,285

Consumer, Cyclical – 0.03%
Peloton Interactive, Inc.
0.00%, 02/15/2026(2)	4,735,000	4,168,152
Southwest Airlines Co.
1.25%, 05/01/2025	3,410,000	5,093,688

Total Consumer, Cyclical		9,261,840

Consumer, Non-cyclical – 0.06%
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/2024	2,545,000	2,604,009
1.25%, 05/15/2027	10,100,000	10,108,316
Livongo Health, Inc.
0.88%, 06/01/2025	1,410,000	1,855,422
Teladoc Health, Inc.
1.25%, 06/01/2027	6,475,000	6,503,727

Total Consumer, Non-cyclical		21,071,474

Total Convertible Securities (Cost: $65,133,272)		67,968,599

Government Related – 25.14%
Other Government Related – 2.30%
Abu Dhabi Government International Bond
2.50%, 09/30/2029		2,541,000	2,651,533
2.70%, 09/02/2070(2)		6,469,000	5,781,345
3.88%, 04/16/2050		200,000	228,338
3.88%, 04/16/2050(2)		5,400,000	6,165,126
Africa Finance Corp.
3.88%, 04/13/2024(2)		1,085,000	1,150,679
Argentina Bocon
34.16% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.00%), 10/04/2022(1)	ARS	2,805,753	16,268
Argentine Bonos del Tesoro
15.50%, 10/17/2026		110,804,000	511,171
Argentine Republic Government International Bond
0.50%, 07/09/2030(3)		$25,483,672	9,345,372
1.00%, 07/09/2029		1,108,815	421,361
1.13%, 07/09/2035(3)		4,446,707	1,454,340
1.13%, 07/09/2046(3)		114,993	38,212
2.00%, 01/09/2038(3)		261,019	101,221
2.50%, 07/09/2041(3)		12,427,204	4,564,139
Bonos del Tesoro Nacional en Pesos Badlar
36.16% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 04/03/2022(1)	ARS	219,181,000	2,175,463
Brazil Letras do Tesouro Nacional
0.00%, 04/01/2022	BRL	45,767,000	8,084,306
0.00%, 07/01/2022		47,400,000	8,187,329
0.00%, 10/01/2022		436,300,000	73,555,257
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2025		119,192,000	22,329,477
Brazilian Government International Bond
2.88%, 06/06/2025		$500,000	510,900
3.88%, 06/12/2030		4,400,000	4,265,580
4.63%, 01/13/2028		400,000	420,480
California State University
2.37%, 11/01/2035		5,520,000	5,440,144
Chile Government International Bond
2.45%, 01/31/2031		2,500,000	2,474,825
2.55%, 01/27/2032		1,770,000	1,753,769
City of New York NY
1.92%, 08/01/2031		4,350,000	4,273,127
2.05%, 03/01/2032		2,480,000	2,447,210
3.55%, 12/01/2028		3,645,000	4,048,281
City of San Francisco CA Public Utilities Commission Water Revenue
2.19%, 11/01/2032		1,610,000	1,632,560
2.83%, 11/01/2041		6,510,000	6,572,040
Ciudad Autonoma de Buenos Aires/Government Bonds
37.41% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.25%), 03/29/2024(1)	ARS	314,346,000	2,841,443
37.91% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 02/22/2028(1)		401,380,000	3,559,054
39.15% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 5.00%), 01/23/2022(1)		566,081,000	6,140,317
Colombia Government International Bond
3.00%, 01/30/2030		$5,500,000	5,197,720
4.50%, 01/28/2026		1,892,000	2,027,883
Commonwealth of Puerto Rico
4.13%, 07/01/2022(6)		100,000	89,000
5.00%, 07/01/2023(6)		240,000	217,200
5.00%, 07/01/2028(6)		20,000	19,325
5.00%, 07/01/2041(6)		395,000	345,625
5.13%, 07/01/2028(6)		30,000	28,650
5.13%, 07/01/2031(6)		2,590,000	2,499,350
5.13%, 07/01/2037(6)		190,000	171,000
5.25%, 07/01/2026(6)		200,000	194,000
5.25%, 07/01/2037(6)		100,000	97,375
5.38%, 07/01/2030(6)		165,000	157,162
5.50%, 07/01/2032(6)		1,610,000	1,545,600
5.50%, 07/01/2039(6)		520,000	477,100
5.70%, 07/01/2023(6)		170,000	161,075
5.75%, 07/01/2038(6)		80,000	76,000
5.75%, 07/01/2041(6)		100,000	95,375
6.00%, 07/01/2038(6)		610,000	597,800
6.00%, 07/01/2039(6)		55,000	52,800
6.50%, 07/01/2040(6)		30,000	29,400
8.00%, 07/01/2035(6)		800,000	690,000
County of Miami-Dade FL Aviation Revenue
2.61%, 10/01/2032		900,000	919,118
2.71%, 10/01/2033		1,290,000	1,322,022
3.45%, 10/01/2030		600,000	648,987
Croatia Government International Bond
6.00%, 01/26/2024		1,253,000	1,396,496
Dominican Republic International Bond
4.50%, 01/30/2030(2)		3,330,000	3,388,308
4.88%, 09/23/2032		2,500,000	2,550,025
Egypt Government International Bond
5.25%, 10/06/2025		400,000	408,080
7.60%, 03/01/2029(2)		1,550,000	1,605,226
Export Credit Bank of Turkey
8.25%, 01/24/2024(2)		1,000,000	1,073,700
Export Import Bank of Thailand
1.46%, 10/15/2025		3,184,000	3,175,327

Export-Import Bank of India
1.15% (3 Month LIBOR USD + 1.02%), 03/28/2022(1)(17)		9,600,000	9,611,616
Export-Import Bank of Korea
4.89%, 08/09/2023(2)	INR	2,139,900,000	28,670,241
6.75%, 08/09/2022		306,900,000	4,207,583
Golden State Tobacco Securitization Corp.
2.25%, 06/01/2029		$1,300,000	1,313,169
2.75%, 06/01/2034		600,000	607,632
3.00%, 06/01/2046		600,000	610,902
Guatemala Government Bond
5.38%, 04/24/2032(2)		600,000	681,000
6.13%, 06/01/2050(2)		800,000	920,008
Hazine Mustesarligi Varlik Kiralama AS
5.80%, 02/21/2022(2)		7,960,000	8,060,774
Indonesia Government International Bond
2.85%, 02/14/2030		3,000,000	3,096,931
Israel Government International Bond
3.88%, 07/03/2050		3,000,000	3,417,300
4.50%, 04/03/2120		1,400,000	1,757,350
Korea National Oil Corp.
1.63%, 10/05/2030(2)		4,180,000	3,968,994
Korea South-East Power Co. Ltd.
1.00%, 02/03/2026		1,260,000	1,240,948
Los Angeles Department of Water & Power Water System Revenue
6.01%, 07/01/2039		675,000	898,025
Metropolitan Transportation Authority
5.18%, 11/15/2049		2,065,000	2,818,341
Mexican Bonos
6.75%, 03/09/2023	MXN	436,703,400	21,391,411
Mexico Government International Bond
2.66%, 05/24/2031		$5,976,000	5,765,226
3.75%, 01/11/2028		3,850,000	4,185,296
3.77%, 05/24/2061		18,680,000	16,563,743
4.28%, 08/14/2041		17,695,000	18,054,208
4.50%, 04/22/2029		773,000	868,033
4.75%, 04/27/2032		1,100,000	1,237,247
New Jersey Turnpike Authority
1.86%, 01/01/2031		2,370,000	2,318,258
New York City Transitional Finance Authority Future Tax Secured Revenue
2.40%, 11/01/2032		2,580,000	2,633,292
2.69%, 05/01/2033		1,275,000	1,326,946
2.80%, 02/01/2026		1,850,000	1,977,651
3.95%, 08/01/2032		1,900,000	2,132,048
5.27%, 05/01/2027		5,820,000	6,949,629
New York State Dormitory Authority
5.05%, 09/15/2027		1,800,000	2,147,907
5.29%, 03/15/2033		830,000	1,021,372
Panama Government International Bond
2.25%, 09/29/2032		2,200,000	2,069,804
3.16%, 01/23/2030		6,109,000	6,288,971
3.88%, 03/17/2028		800,000	868,512
Paraguay Government International Bond
4.70%, 03/27/2027		2,030,000	2,248,245
4.95%, 04/28/2031(2)		1,200,000	1,353,600
Peru Government Bond
5.94%, 02/12/2029	PEN	21,282,000	5,171,288
6.15%, 08/12/2032		17,826,000	4,178,585
6.95%, 08/12/2031		5,192,000	1,301,834
Peruvian Government International Bond
2.84%, 06/20/2030		$1,370,000	1,381,097
4.13%, 08/25/2027		1,541,000	1,703,745
5.94%, 02/12/2029	PEN	11,140,000	2,706,896
5.94%, 02/12/2029(2)		11,637,000	2,827,661
6.15%, 08/12/2032(2)		2,151,000	504,999
6.35%, 08/12/2028(2)		12,544,000	3,133,917
6.90%, 08/12/2037(2)		780,000	180,420
6.95%, 08/12/2031		1,183,000	296,624
6.95%, 08/12/2031(2)		10,939,000	2,742,827
8.20%, 08/12/2026(2)		15,908,000	4,329,929
Philippine Government International Bond
1.65%, 06/10/2031		$563,000	535,329
1.95%, 01/06/2032		1,000,000	965,096
2.46%, 05/05/2030		887,000	905,068
Province of Quebec Canada
0.60%, 07/23/2025		7,535,000	7,457,575
Provincia de Buenos Aires/Government Bonds
37.90% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 04/12/2025(1)(2)	ARS	1,284,476,000	11,955,403
37.99% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.83%), 05/31/2022(1)		52,056,000	517,416
Puerto Rico Electric Power Authority
6.05%, 07/01/2032(6)		$100,000	96,000
Qatar Government International Bond
3.75%, 04/16/2030		2,700,000	3,039,611
4.50%, 04/23/2028		3,159,000	3,681,935
5.10%, 04/23/2048		600,000	795,487
Regents of the University of California Medical Center Pooled Revenue
3.26%, 05/15/2060		15,790,000	16,965,288

Republic of South Africa Government Bond
8.00%, 01/31/2030	ZAR	43,000,000	2,653,042
8.25%, 03/31/2032		60,400,000	3,586,139
8.75%, 02/28/2048		16,700,000	912,543
8.88%, 02/28/2035		43,200,000	2,548,795
10.50%, 12/21/2026		1,668,900,000	124,424,274
Republic of South Africa Government International Bond
4.30%, 10/12/2028		$1,534,000	1,541,379
4.85%, 09/30/2029		11,735,000	12,059,473
4.88%, 04/14/2026		700,000	748,272
5.75%, 09/30/2049		5,200,000	4,953,000
Romanian Government International Bond
1.75%, 07/13/2030(2)	EUR	16,100,000	18,226,093
2.75%, 04/14/2041(2)		8,300,000	8,926,382
2.88%, 04/13/2042(2)		11,800,000	12,762,662
3.00%, 02/14/2031		$2,700,000	2,752,412
Saudi Government International Bond
2.38%, 10/26/2021		17,900,000	17,919,153
3.25%, 10/26/2026		2,800,000	3,017,252
3.25%, 10/22/2030		990,000	1,059,621
3.63%, 03/04/2028		3,080,000	3,380,300
4.00%, 04/17/2025		5,700,000	6,234,318
Serbia International Bond
1.65%, 03/03/2033(2)	EUR	3,200,000	3,519,160
3.13%, 05/15/2027(2)		1,998,000	2,541,063
State of Illinois
5.10%, 06/01/2033		$225,000	262,248
6.73%, 04/01/2035		70,000	86,410
7.35%, 07/01/2035		55,000	69,820
State of Israel
3.38%, 01/15/2050		8,400,000	8,904,470
3.80%, 05/13/2060		16,900,000	18,731,960
Texas Public Finance Authority
8.25%, 07/01/2024		2,600,000	2,622,662
Turkey Government International Bond
3.25%, 03/23/2023		2,050,000	2,040,574
4.63%, 03/31/2025	EUR	6,300,000	7,521,627
5.75%, 03/22/2024		$600,000	613,277
5.75%, 05/11/2047		2,800,000	2,319,520
6.35%, 08/10/2024		1,782,000	1,843,037
7.25%, 12/23/2023		4,000,000	4,254,280
7.63%, 04/26/2029		11,900,000	12,684,020
Uruguay Government International Bond
4.38%, 01/23/2031		1,800,000	2,081,214
Venezuela Government International Bond
6.00%, 12/09/2049(6)		30,000	2,850
7.00%, 03/31/2038(6)		187,000	19,822
7.65%, 04/21/2025(6)		534,000	56,070
7.75%, 04/13/2022(6)		100,000	10,250
8.25%, 10/13/2024(6)		7,294,000	773,164
9.00%, 05/07/2023(6)		110,000	11,715
9.00%, 05/07/2023(6)		7,405,000	788,632
9.25%, 09/15/2027(6)		1,049,000	111,194
9.25%, 05/07/2028(6)		420,000	44,730
11.75%, 10/21/2026(6)		120,000	13,080
11.95%, 08/05/2031(6)		3,200,000	342,400

Total Other Government Related			775,027,998

U.S. Treasury Obligations – 22.84%
U.S. Treasury Inflation Indexed Bond
0.13%, 07/15/2030(8)		10,967,337	12,094,345
0.13%, 02/15/2051(8)		22,324,481	24,451,121
0.25%, 07/15/2029(8)(9)		46,746,864	52,004,060
0.25%, 02/15/2050(8)		4,672,272	5,260,078
0.63%, 02/15/2043(8)		356,229	424,172
0.75%, 02/15/2042(8)		604,095	735,399
0.75%, 02/15/2045(8)		4,405,492	5,415,141
0.88%, 02/15/2047(8)		4,976,180	6,373,009
1.00%, 02/15/2046(8)		2,304,360	2,998,608
1.00%, 02/15/2048(8)		3,653,364	4,844,132
1.00%, 02/15/2049(8)		6,834,933	9,151,869
1.38%, 02/15/2044(8)		585,695	803,783
2.13%, 02/15/2040(8)		252,618	375,819
2.13%, 02/15/2041(8)		373,992	562,853
U.S. Treasury Note/Bond
0.13%, 04/30/2022		78,405,000	78,429,502
0.13%, 05/31/2022		57,150,000	57,165,627
0.13%, 08/31/2022		61,755,000	61,769,474
0.13%, 09/30/2022		78,645,000	78,669,577
0.13%, 12/31/2022(9)		57,430,000	57,412,053
0.13%, 02/28/2023		97,570,000	97,497,585
0.13%, 04/30/2023		111,785,000	111,636,536
0.13%, 06/30/2023		97,000,000	96,833,281
0.13%, 07/31/2023		167,015,000	166,656,178
0.13%, 08/31/2023		894,244,000	891,868,664
0.13%, 01/15/2024(9)		194,040,000	193,001,583
0.13%, 02/15/2024		92,000,000	91,471,719
0.25%, 09/30/2023		167,045,000	166,914,496
0.25%, 03/15/2024		211,835,000	211,098,543
0.25%, 05/15/2024		124,515,000	123,916,744

0.25%, 06/15/2024	81,240,000	80,789,371
0.38%, 03/31/2022	83,370,000	83,500,266
0.38%, 07/15/2024	60,750,000	60,583,886
0.38%, 09/15/2024	84,180,000	83,818,289
0.63%, 07/31/2026	699,145,000	687,947,759
0.75%, 08/31/2026	377,275,000	373,236,980
0.88%, 09/30/2026	451,850,000	449,414,248
0.88%, 11/15/2030	417,800,000	396,485,674
1.13%, 02/29/2028	76,082,000	75,603,516
1.13%, 02/15/2031	698,900,000	676,950,172
1.25%, 03/31/2028	250,000,000	250,009,765
1.25%, 08/15/2031	193,249,000	188,568,751
1.38%, 08/15/2050	73,900,000	62,358,898
1.88%, 02/15/2041	157,800,000	154,348,125
1.88%, 02/15/2051	125,400,000	119,580,656
2.00%, 08/15/2051	147,550,000	144,944,820
2.25%, 05/15/2041	169,435,000	176,185,926
2.25%, 08/15/2049	116,300,000	120,552,219
2.38%, 05/15/2051	629,317,000	671,599,236
2.50%, 02/15/2045	49,400,000	53,348,141
2.75%, 11/15/2047	250,000	284,043
3.00%, 05/15/2045	30,000,000	35,296,875
3.00%, 02/15/2048	15,800,000	18,787,188
3.00%, 08/15/2048	10,405,000	12,397,395
3.00%, 02/15/2049	64,740,000	77,389,589
3.13%, 05/15/2048	12,780,000	15,549,666

Total U.S. Treasury Obligations		7,679,367,405

Total Government Related (Cost: $8,475,130,819)		8,454,395,403

Mortgage-Backed Obligations – 25.10%
280 Park Avenue 2017-280P Mortgage Trust
0.96% (1 Month LIBOR USD + 0.88%, 0.88% Floor), 09/15/2034, Series 2017-280P, Class A(1)(2)	1,315,632	1,315,616
Alen 2021-ACEN Mortgage Trust
1.23% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 04/15/2034, Series 2021-ACEN, Class A(1)(2)	11,160,000	11,170,515
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033, Series 2003-22CB, Class 1A1	442,805	461,247
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	141,936	148,607
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034, Series 2004-16CB, Class 1A1	223,374	230,057
5.50%, 08/25/2034, Series 2004-16CB, Class 3A1	246,581	253,687
Alternative Loan Trust 2005-56
1.55% (1 Month LIBOR USD + 1.46%, 1.46% Floor), 11/25/2035, Series 2005-56, Class 1A1(1)	4,008,417	3,989,735
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036, Series 2005-74T1, Class A1	9,510,678	7,547,245
Alternative Loan Trust 2006-HY12
3.02%, 08/25/2036, Series 2006-HY12, Class A5(4)	173,102	174,656
Alternative Loan Trust 2006-OA17
0.28% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 12/20/2046, Series 2006-OA17, Class 1A1A(1)	13,115,569	11,600,381
Alternative Loan Trust 2006-OA22
0.30% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/25/2047, Series 2006-OA22, Class A2(1)	11,744,816	11,041,603
Alternative Loan Trust 2006-OA3
0.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 05/25/2036, Series 2006-OA3, Class 1A1(1)	4,630,845	4,293,037
Alternative Loan Trust 2006-OA7
1.03% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046, Series 2006-OA7, Class 2A1(1)	10,042,531	9,058,531
Alternative Loan Trust 2006-OC5
0.61% (1 Month LIBOR USD + 0.52%, 0.52% Floor), 06/25/2046, Series 2006-OC5, Class 2A3(1)	7,391,174	6,910,043
Alternative Loan Trust 2007-5CB
6.00%, 04/25/2037, Series 2007-5CB, Class 1A4	14,707,939	11,078,549
Alternative Loan Trust 2007-HY7C
0.37% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 08/25/2037, Series 2007-HY7C, Class A1(1)	2,321,394	2,299,478
Alternative Loan Trust 2007-OA2
0.22% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 03/25/2047, Series 2007-OA2, Class 2A1(1)	11,315,295	9,744,232
0.93% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047, Series 2007-OA2, Class 1A1(1)	20,957,634	19,072,472
Alternative Loan Trust 2007-OA4
0.26% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 05/25/2047, Series 2007-OA4, Class A1(1)	1,605,099	1,534,604
Angel Oak Mortgage Trust 2021-1
1.22%, 01/25/2066, Series 2021-1, Class A3(2)(4)	5,907,534	5,904,006
Angel Oak Mortgage Trust 2021-3
1.31%, 05/25/2066, Series 2021-3, Class A2(2)(4)	5,324,835	5,332,637
Angel Oak Mortgage Trust I LLC 2019-1
3.92%, 11/25/2048, Series 2019-1, Class A1(2)(4)	1,923,350	1,941,811
4.02%, 11/25/2048, Series 2019-1, Class A2(2)(4)	504,124	508,505
Angel Oak Mortgage Trust I LLC 2019-2
3.63%, 03/25/2049, Series 2019-2, Class A1(2)(4)	687,419	693,975
3.78%, 03/25/2049, Series 2019-2, Class A2(2)(4)	802,640	810,481
4.07%, 03/25/2049, Series 2019-2, Class M1(2)(4)	3,460,000	3,501,195
Angel Oak Mortgage Trust LLC 2020-5
2.04%, 05/25/2065, Series 2020-5, Class A3(2)(4)	1,463,515	1,474,402
2.97%, 05/25/2065, Series 2020-5, Class M1(2)(4)	2,480,000	2,516,342
Ashford Hospitality Trust 2018-KEYS
1.53% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 06/15/2035, Series 2018-KEYS, Class B(1)(2)	3,000,000	2,999,860
Austin Fairmont Hotel Trust 2019-FAIR
1.33% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 09/15/2032, Series 2019-FAIR, Class B(1)(2)	2,155,000	2,148,287
1.53% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 09/15/2032, Series 2019-FAIR, Class C(1)(2)	5,500,000	5,475,832
Aventura Mall Trust
4.25%, 07/05/2040, Series 2018-AVM, Class A(2)(4)	5,325,000	6,011,741

BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.23%, 08/10/2038, Series 2018-PARK, Class A(2)(4)	6,575,000	7,457,055
BAMLL Re-REMIC Trust 2016-RRLD11
6.02%, 06/17/2050, Series 2016-LD11, Class AJB(2)(4)	100,000	40,000
Banc of America Commercial Mortgage Trust 2007-5
6.02%, 02/10/2051, Series 2007-5, Class AJ(4)	5,771,771	5,909,376
Banc of America Funding 2015-R7 Trust
1.02% (12 Month U.S. Treasury Average + 0.92%), 09/26/2046, Series 2015-R7, Class 1A1(1)(2)	612,508	621,663
Banc of America Funding 2015-R8 Trust
0.94%, 11/26/2046, Series 2015-R8, Class 1A1(2)(4)	620,814	629,213
Banc of America Funding 2015-R9 Trust
0.29% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/26/2037, Series 2015-R9, Class 2A1(1)(2)	8,571,536	8,379,794
BANK 2021-BNK35
2.46%, 06/15/2064, Series 2021-BN35, Class AS	6,770,000	6,826,673
Bayview MSR Opportunity Master Fund Trust 2021-INV4
2.50%, 10/25/2051, Series 2021-4, Class A20(2)(4)	6,142,524	6,186,323
BBCCRE Trust 2015-GTP
4.70%, 08/10/2033, Series 2015-GTP, Class C(2)(4)	2,715,000	2,854,117
BBCMS 2019-BWAY Mortgage Trust
2.24% (1 Month LIBOR USD + 2.16%, 2.16% Floor), 11/15/2034, Series 2019-BWAY, Class D(1)(2)	2,025,000	1,984,357
BBSG 2016-MRP Mortgage Trust
3.28%, 06/05/2036, Series 2016-MRP, Class A(2)	330,000	339,855
BB-UBS Trust
2.89%, 06/05/2030, Series 2012-TFT, Class A(2)	877,715	878,496
BCAP LLC 2014-RR2
0.56% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 10/26/2036, Series 2014-RR2, Class 6A8(1)(2)	15,510,063	15,340,132
Bear Stearns ALT-A Trust 2005-1
1.21% (1 Month LIBOR USD + 1.13%, 1.13% Floor, 11.50% Cap), 01/25/2035, Series 2005-1, Class M2(1)	6,011,410	6,453,747
Bear Stearns ARM Trust 2003-3
2.87%, 05/25/2033, Series 2003-3, Class 3A1(4)	406,515	412,354
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041, Series 2006-T24, Class B(2)(4)	580,118	584,506
Bear Stearns Mortgage Funding Trust 2007-AR4
0.30% (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap), 06/25/2037, Series 2007-AR4, Class 2A1(1)	11,431,394	11,296,902
Benchmark 2018-B1 Mortgage Trust
3.88%, 01/15/2051, Series 2018-B1, Class AM(4)	3,095,000	3,411,350
BFLD 2019-DPLO
1.62% (1 Month LIBOR USD + 1.54%, 1.54% Floor), 10/15/2034, Series 2019-DPLO, Class C(1)(2)	4,650,000	4,638,317
BFLD Trust 2020-OBRK
2.13% (1 Month LIBOR USD + 2.05%, 2.05% Floor), 11/15/2028, Series 2020-OBRK, Class A(1)(2)	13,350,000	13,491,514
Braemar Hotels & Resorts Trust 2018-Prime
1.13% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 06/15/2035, Series 2018-PRME, Class B(1)(2)	3,000,000	2,986,539
Brass NO 8 Plc
0.82% (3 Month LIBOR USD + 0.70%), 11/16/2066, Series 8A, Class A1(1)(2)	1,142,468	1,146,708
BX Commercial Mortgage Trust 2019-IMC
1.38% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 04/15/2034, Series 2019-IMC, Class B(1)(2)	4,870,000	4,867,068
BX Commercial Mortgage Trust 2019-XL
1.00% (1 Month LIBOR USD + 0.92%, 0.92% Floor), 10/15/2036, Series 2019-XL, Class A(1)(2)	18,557,057	18,592,944
BX Trust 2018-GW
0.88% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 05/15/2035, Series 2018-GW, Class A(1)(2)	2,485,000	2,484,201
BX Trust 2019-CALM
0.96% (1 Month LIBOR USD + 0.88%, 0.88% Floor), 11/15/2032, Series 2019-CALM, Class A(1)(2)	10,000,000	10,003,013
BX Trust 2019-OC11
3.20%, 12/09/2041, Series 2019-OC11, Class A(2)	2,755,000	2,944,925
BXP Trust 2017-GM
3.38%, 06/13/2039, Series 2017-GM, Class A(2)	3,800,000	4,126,599
CAFL 2021-RTL1 Issuer LLC
2.24%, 03/26/2029, Series 2021-RTL1, Class A1(2)(3)	8,260,000	8,273,888
CALI Mortgage Trust 2019-101C
3.96%, 03/10/2039, Series 2019-101C, Class A(2)	5,010,000	5,645,560
Cantor Commercial Real Estate Lending 2019-CF2
3.27%, 11/15/2052, Series 2019-CF2, Class B	2,780,000	2,901,558
Century Plaza Towers 2019-CPT
2.87%, 11/13/2039, Series 2019-CPT, Class A(2)	5,185,000	5,465,607
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037, Series 2008-3R, Class 1A1(2)	5,069,757	3,626,457
CIM Trust
2.57%, 07/25/2059, Series 2021-NR2, Class A1(2)(3)	9,212,976	9,247,402
CIM Trust 2018-R5
3.75%, 07/25/2058, Series 2018-R5, Class A1(2)(4)	7,832,928	7,820,305
CIM Trust 2018-R6
1.16% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 09/25/2058, Series 2018-R6, Class A1(1)(2)	10,358,493	10,306,430
CIM Trust 2019-R3
2.63%, 06/25/2058, Series 2019-R3, Class A(2)(4)	16,146,508	15,869,753
CIM Trust 2019-R4
3.00%, 10/25/2059, Series 2019-R4, Class A1(2)(4)	19,208,073	19,517,754
CIM Trust 2020-R1
2.85%, 10/27/2059, Series 2020-R1, Class A1(2)(4)	24,446,400	20,803,984
CIM Trust 2020-R6
2.25%, 12/25/2060, Series 2020-R6, Class A1A(2)(4)	15,405,063	15,248,550
CIM Trust 2020-R7
2.25%, 12/27/2061, Series 2020-R7, Class A1A(2)(4)	26,047,250	25,943,452
CIM Trust 2021-INV1
2.50%, 07/01/2051, Series 2021-INV1, Class A8(2)(4)	5,437,661	5,553,211
CIM Trust 2021-NR3
2.57%, 06/25/2057, Series 2021-NR3, Class A1(2)(3)	17,002,406	16,992,418
CIM Trust 2021-R1
2.40%, 08/25/2056, Series 2021-R1, Class A2(2)(4)	26,792,825	26,856,747

CIM Trust 2021-R2
2.50%, 01/25/2057, Series 2021-R2, Class A2(2)(4)		12,326,185	12,334,276
CIM Trust 2021-R3
1.95%, 06/25/2057, Series 2021-R3, Class A1A(2)(4)		40,681,525	40,825,237
CIM Trust 2021-R4
2.00%, 05/01/2061, Series 2021-R4, Class A1A(2)(4)		40,282,093	40,327,217
CIM Trust 2021-R5
2.00%, 08/25/2061, Series 2021-R5, Class A1A(2)(4)		29,781,000	29,622,029
Citigroup Commercial Mortgage Trust 2013-375P
3.63%, 05/10/2035, Series 2013-375P, Class D(2)(4)		3,120,000	3,169,574
3.63%, 05/10/2035, Series 2013-375P, Class C(2)(4)		4,350,000	4,442,496
Citigroup Commercial Mortgage Trust 2015-GC27
3.57%, 02/10/2048, Series 2015-GC27, Class AS		430,000	454,366
Citigroup Commercial Mortgage Trust 2015-GC33
4.11%, 09/10/2058, Series 2015-GC33, Class AS		1,350,000	1,463,177
Citigroup Commercial Mortgage Trust 2017-P7
3.92%, 04/14/2050, Series 2017-P7, Class AS		2,140,000	2,348,547
Citigroup Commercial Mortgage Trust 2018-B2
4.83%, 03/10/2051, Series 2018-B2, Class C(4)		1,195,000	1,289,584
Citigroup Commercial Mortgage Trust 2020-555
2.83%, 12/10/2041, Series 2020-555, Class B(2)		2,150,000	2,175,895
3.03%, 12/10/2041, Series 2020-555, Class C(2)		1,530,000	1,515,742
Citigroup Mortgage Loan Trust 2019-B
3.26%, 04/25/2066, Series 2019-B, Class A1(2)(4)		2,807,328	2,828,333
Citigroup Mortgage Loan Trust 2019-RP1
3.50%, 01/25/2066, Series 2019-RP1, Class A1(2)(4)		2,368,587	2,464,477
Citigroup Mortgage Loan Trust, Inc.
2.50%, 08/25/2050, Series 2020-EXP2, Class A4(2)(4)		1,790,498	1,812,537
Clavis Securities Plc
0.24% (3 Month LIBOR GBP + 0.17%), 12/15/2032, Series 2007-1, Class A3A(1)	GBP	832,867	1,100,716
Cold Storage Trust 2020-ICE5
1.73% (1 Month LIBOR USD + 1.65%, 1.43% Floor), 11/15/2037, Series 2020-ICE5, Class C(1)(2)		$3,533,851	3,537,170
COLT 2020-3 Mortgage Loan Trust
1.51%, 04/27/2065, Series 2020-3, Class A1(2)(4)		1,246,486	1,249,166
COMM 2012-CCRE3 Mortgage Trust
3.42%, 10/15/2045, Series 2012-CR3, Class AM(2)		4,535,000	4,547,380
Comm 2013-CCRE13 Mortgage Trust
5.04%, 11/10/2046, Series 2013-CR13, Class C(4)		7,470,000	7,961,554
COMM 2014-CR14 Mortgage Trust
4.75%, 02/10/2047, Series 2014-CR14, Class C(4)		6,770,000	7,079,677
COMM 2014-UBS2 Mortgage Trust
5.14%, 03/10/2047, Series 2014-UBS2, Class C(4)		800,000	831,250
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048, Series 2015-CR24, Class A5		1,990,000	2,159,620
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048, Series 2015-DC1, Class AM		2,495,000	2,661,951
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050, Series 2017-COR2, Class A3		3,110,000	3,414,355
COMM 2017-PANW Mortgage Trust
3.53%, 10/10/2029, Series 2017-PANW, Class B(2)(4)		1,285,000	1,329,681
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(2)		5,150,000	5,240,631
Commercial Mortgage Pass Through Certificates
3.40%, 10/05/2030, Series 2012-LTRT, Class A2(2)		770,000	766,164
CRSNT Trust 2021-MOON
1.29% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 04/15/2036, Series 2021-MOON, Class B(1)(2)		20,000,000	20,008,832
1.64% (1 Month LIBOR USD + 1.55%, 1.55% Floor), 04/15/2036, Series 2021-MOON, Class C(1)(2)		12,000,000	12,005,254
Csail 2015-C2 Commercial Mortgage Trust
3.85%, 06/15/2057, Series 2015-C2, Class AS(4)		8,560,000	9,068,152
CSAIL 2016-C6 Commercial Mortgage Trust
3.09%, 01/15/2049, Series 2016-C6, Class A5		840,000	894,160
CSAIL 2016-C7 Commercial Mortgage Trust
3.96%, 11/15/2049, Series 2016-C7, Class AS(4)		6,160,000	6,710,822
CSAIL 2019-C17 Commercial Mortgage Trust
2.76%, 09/15/2052, Series 2019-C17, Class A4		6,050,000	6,323,097
3.28%, 09/15/2052, Series 2019-C17, Class AS		2,625,000	2,809,704
3.48%, 09/15/2052, Series 2019-C17, Class B		3,015,000	3,144,620
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.75%, 11/25/2033, Series 2003-27, Class 4A4		77,005	82,382
CSMC 2014-USA OA LLC
4.18%, 09/15/2037, Series 2014-USA, Class B(2)		2,040,000	2,072,875
4.34%, 09/15/2037, Series 2014-USA, Class C(2)		400,000	392,186
4.37%, 09/15/2037, Series 2014-USA, Class D(2)		6,175,000	5,876,344
CSMC 2020-NET
2.26%, 08/15/2037, Series 2020-NET, Class A(2)		2,800,000	2,877,625
3.53%, 08/15/2037, Series 2020-NET, Class C(2)		4,405,000	4,632,162
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060, Series 2020-RPL3, Class A1(2)(4)		10,287,828	10,406,573
CSMC 2020-RPL5 Trust
3.02%, 08/25/2060, Series 2020-RPL5, Class A1(2)(4)		3,202,335	3,246,266
CSMC 2021-RPL3 Trust
3.75%, 01/25/2060, Series 2021-RPL3, Class M2(2)		995,000	1,070,488
CSMC 2021-RPL4 Trust
1.80%, 12/27/2060, Series 2021-RPL4, Class A1(2)(4)		11,337,624	11,373,814
CSMC Trust 2013-5R
0.55% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/27/2036, Series 2013-5R, Class 1A6(1)(2)		2,538,804	2,453,810

DBCG 2017-BBG Mortgage Trust
0.78% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 06/15/2034, Series 2017-BBG, Class A(1)(2)		2,645,000	2,645,000
DBJPM 17-C6 Mortgage Trust
3.79%, 06/10/2050, Series 2017-C6, Class B(4)		2,750,000	2,945,552
DBUBS 2017-BRBK Mortgage Trust
3.65%, 10/10/2034, Series 2017-BRBK, Class D(2)(4)		2,540,000	2,625,058
DC Office Trust 2019-MTC
2.97%, 09/15/2045, Series 2019-MTC, Class A(2)		5,545,000	5,871,908
3.17%, 09/15/2045, Series 2019-MTC, Class D(2)(4)		4,450,000	4,421,876
Deephaven Residential Mortgage Trust 2021-2
1.21%, 04/25/2066, Series 2021-2, Class A2(2)(4)(17)		3,422,590	3,421,103
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-2
0.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 04/25/2035, Series 2005-2, Class 1A1(1)		3,624,331	3,306,110
Eleven Madison Trust 2015-11MD Mortgage Trust
3.67%, 09/10/2035, Series 2015-11MD, Class A(2)(4)		3,110,000	3,357,747
Ellington Financial Mortgage Trust 2019-2
2.74%, 11/25/2059, Series 2019-2, Class A1(2)(4)		2,644,986	2,682,881
3.05%, 11/25/2059, Series 2019-2, Class A3(2)(4)		1,623,204	1,643,950
Ellington Financial Mortgage Trust 2020-2
1.18%, 10/25/2065, Series 2020-2, Class A1(2)(4)		6,806,817	6,833,777
Ellington Financial Mortgage Trust 2021-2
1.09%, 06/25/2066, Series 2021-2, Class A2(2)(4)		6,230,928	6,236,181
EOS European Loan Conduit No 35 DAC
1.00% (3 Month EURIBOR + 1.00%, 1.00% Floor, 6.00% Cap), 04/23/2029, Series 35A, Class A(1)(2)	EUR	656,429	762,849
Eurosail-UK 2007-5np Plc
0.84% (3 Month LIBOR GBP + 0.77%), 09/13/2045, Series 2007-5X, Class A1A(1)	GBP	8,652,717	11,254,114
Eurosail-UK 2007-6nc Plc
0.77% (3 Month LIBOR GBP + 0.70%, 0.70% Floor), 09/13/2045, Series 2007-6NCX, Class A3A(1)		207,862	276,905
Extended Stay America Trust 2021-ESH
1.16% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 07/15/2038, Series 2021-ESH, Class A(1)(2)		$74,213,909	74,423,400
2.33% (1 Month LIBOR USD + 2.25%, 2.25% Floor), 07/15/2038, Series 2021-ESH, Class D(1)(2)		1,850,374	1,873,310
Fannie Mae
1.50%, 11/01/2036(10)		90,950,000	91,738,707
2.00%, 11/01/2036(10)		158,025,000	162,531,181
2.00%, 10/01/2051(10)		244,000,000	244,657,658
2.00%, 11/01/2051(10)		996,335,000	997,230,147
2.00%, 12/01/2051(10)		265,000,000	264,637,695
2.50%, 10/01/2051(10)		207,350,000	213,789,190
2.50%, 11/01/2051(10)		787,450,000	810,366,023
3.00%, 10/01/2051(10)		35,295,000	36,931,530
3.00%, 12/01/2051(10)		130,600,000	136,253,363
3.50%, 12/01/2051(10)		11,000,000	11,647,099
4.00%, 10/01/2051(10)		70,120,000	75,125,637
4.00%, 11/01/2051(10)		125,800,000	134,922,957
4.50%, 10/01/2051(10)		27,875,000	30,146,394
Fannie Mae Connecticut Avenue Securities
0.94% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 07/25/2030, Series 2018-C01, Class 1ED2(1)		5,573,951	5,573,950
0.99% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 08/25/2030, Series 2018-C02, Class 2EB2(1)		2,806,041	2,764,938
1.09% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 02/25/2030, Series 2017-C06, Class 2ED1(1)		3,469,015	3,455,302
1.19% (1 Month LIBOR USD + 1.10%), 11/25/2029, Series 2017-C04, Class 2ED2(1)		6,592,130	6,511,930
1.44% (1 Month LIBOR USD + 1.35%), 09/25/2029, Series 2017-C02, Class 2ED3(1)		5,725,599	5,760,619
3.64% (1 Month LIBOR USD + 3.55%), 07/25/2029, Series 2017-C01, Class 1M2(1)		2,221,801	2,288,118
Fannie Mae Pool
1.50%, 04/01/2036		16,722,033	16,899,185
2.00%, 05/01/2036		14,653,245	15,183,631
2.00%, 10/01/2040		7,466,471	7,570,290
2.00%, 11/01/2040		22,758,442	22,998,430
2.00%, 05/01/2041		7,473,758	7,591,700
2.00%, 06/01/2041		29,346,710	29,809,851
2.00%, 04/01/2051		221,913,893	222,677,752
2.46%, 04/01/2040		8,775,000	9,104,265
2.50%, 07/01/2030		360,076	378,702
2.50%, 07/01/2030		471,377	495,512
2.50%, 08/01/2030		864,664	908,917
2.50%, 11/01/2031		1,226,946	1,290,317
2.50%, 01/01/2032		1,218,374	1,277,177
2.50%, 02/01/2035		3,583,036	3,753,026
2.50%, 02/01/2051		5,378,528	5,587,701
2.50%, 02/01/2051		25,240,855	26,223,613
2.50%, 02/01/2051		35,203,268	36,573,501
2.50%, 06/01/2051		525,633	545,393
2.50%, 06/01/2051		4,934,384	5,113,465
2.50%, 07/01/2051		8,857,240	9,178,953
2.50%, 08/01/2051		1,224,027	1,273,074
2.50%, 08/01/2051		11,109,482	11,471,743
2.50%, 10/01/2051		30,330,386	31,312,318
3.00%, 11/01/2027		160,010	169,740
3.00%, 06/01/2028		14,499	15,281
3.00%, 09/01/2028		11,009	11,616
3.00%, 10/01/2028		192,424	202,979
3.00%, 11/01/2028		319,723	339,035
3.00%, 02/01/2030		5,297,946	5,570,216
3.00%, 03/01/2030		5,632,766	5,924,681
3.00%, 05/01/2030		104,964	111,022
3.00%, 09/01/2030		1,527,927	1,620,735
3.00%, 12/01/2030		492,048	520,482
3.00%, 04/01/2031		6,616,131	6,994,012
3.00%, 09/01/2031		390,151	411,970

3.00%, 06/01/2032	812,808	858,782
3.00%, 09/01/2032	1,609,568	1,696,815
3.00%, 10/01/2032	5,951,859	6,288,643
3.00%, 12/01/2032	1,541,663	1,638,742
3.00%, 12/01/2032	3,480,592	3,676,249
3.00%, 02/01/2033	8,350	8,804
3.00%, 06/01/2033	3,609	3,760
3.00%, 10/01/2033	1,360,009	1,451,603
3.00%, 11/01/2033	4,528,890	4,842,100
3.00%, 02/01/2034	2,633,215	2,775,614
3.00%, 07/01/2034	241,715	254,969
3.00%, 12/01/2034	3,666,806	3,915,962
3.00%, 01/01/2035	1,259,197	1,351,622
3.00%, 01/01/2035	2,415,574	2,563,999
3.00%, 02/01/2035	2,120,594	2,260,812
3.00%, 02/01/2035	3,652,804	3,848,793
3.00%, 11/01/2035	5,409,140	5,718,803
3.00%, 11/01/2036	161,848	173,110
3.00%, 11/01/2036	1,036,620	1,106,766
3.00%, 11/01/2036	1,349,868	1,443,796
3.00%, 12/01/2036	194,425	207,954
3.00%, 12/01/2036	1,398,709	1,493,382
3.00%, 10/01/2037	16,673	17,637
3.00%, 03/01/2038	1,230,986	1,290,836
3.00%, 04/01/2040	3,403,615	3,630,174
3.00%, 04/01/2040	3,619,518	3,862,841
3.00%, 04/01/2040	4,418,628	4,692,241
3.00%, 01/01/2043	1,502,005	1,602,308
3.00%, 02/01/2043	2,367,906	2,525,929
3.00%, 04/01/2043	1,722,071	1,845,591
3.00%, 05/01/2043	644,481	685,193
3.00%, 06/01/2043	1,849,339	1,973,410
3.00%, 07/01/2043	176,184	188,555
3.00%, 08/01/2043	115,326	124,133
3.00%, 08/01/2043	5,333,243	5,715,810
3.00%, 09/01/2043	913,264	987,158
3.00%, 02/01/2044	25,601	27,327
3.00%, 05/01/2045	381,289	406,602
3.00%, 05/01/2045	778,693	834,276
3.00%, 07/01/2045	3,596,582	3,879,685
3.00%, 05/01/2046	4,927,841	5,209,985
3.00%, 06/01/2046	253,050	271,121
3.00%, 07/01/2046	1,146,300	1,208,689
3.00%, 08/01/2046	75,680	79,583
3.00%, 09/01/2046	3,679,830	3,926,389
3.00%, 10/01/2046	1,295,673	1,391,893
3.00%, 11/01/2046	283,769	299,956
3.00%, 11/01/2046	315,569	338,577
3.00%, 11/01/2046	596,085	638,062
3.00%, 11/01/2046	1,016,272	1,080,934
3.00%, 11/01/2046	1,226,273	1,312,161
3.00%, 11/01/2046	1,285,092	1,369,877
3.00%, 11/01/2046	1,406,225	1,503,653
3.00%, 11/01/2046	3,165,356	3,374,064
3.00%, 12/01/2046	25,391	26,896
3.00%, 01/01/2047	1,488,888	1,571,677
3.00%, 01/01/2047	10,046,696	10,618,265
3.00%, 04/01/2047	1,275,465	1,352,178
3.00%, 04/01/2047	1,652,900	1,743,117
3.00%, 06/01/2047	1,704,568	1,841,155
3.00%, 08/01/2047	7,842,268	8,431,219
3.00%, 11/01/2047	3,032,994	3,223,551
3.00%, 04/01/2048	14,521,294	15,467,914
3.00%, 09/01/2048	478,287	504,291
3.00%, 09/01/2048	1,048,926	1,110,442
3.00%, 02/01/2049	1,566,910	1,656,482
3.00%, 08/01/2049	1,386,915	1,491,852
3.00%, 09/01/2049	19,148,103	20,486,070
3.00%, 09/01/2049	24,732,159	26,275,637
3.00%, 10/01/2049	40,034,990	42,452,276
3.00%, 11/01/2049	28,770,782	30,545,433
3.00%, 03/01/2050	1,695,934	1,775,363
3.00%, 03/01/2050	10,869,614	11,481,306
3.00%, 04/01/2050	239,770	255,844
3.00%, 07/01/2050	2,669,017	2,817,524
3.00%, 07/01/2050	33,217,246	35,369,495
3.00%, 08/01/2050	1,412,233	1,501,690
3.00%, 08/01/2050	2,829,705	3,012,562
3.00%, 09/01/2050	294,944	313,628
3.00%, 10/01/2050	5,204,033	5,555,598
3.00%, 04/01/2051	11,322,709	12,091,505
3.50%, 11/01/2032	1,077,179	1,157,802
3.50%, 09/01/2033	4,149,102	4,429,016
3.50%, 12/01/2033	3,527,991	3,760,692
3.50%, 07/01/2034	3,358,419	3,587,986
3.50%, 02/01/2035	77,161	83,505
3.50%, 01/01/2036	697,702	750,683

3.50%, 01/01/2038	2,854,128	3,033,103
3.50%, 12/01/2041	45,049	49,507
3.50%, 06/01/2042	29,709	32,011
3.50%, 06/01/2042	59,345	64,145
3.50%, 07/01/2042	35,813	38,707
3.50%, 07/01/2042	266,158	286,224
3.50%, 08/01/2042	78,332	84,401
3.50%, 09/01/2042	99,415	107,118
3.50%, 09/01/2042	136,193	147,200
3.50%, 12/01/2042	666,452	720,312
3.50%, 12/01/2042	996,093	1,076,582
3.50%, 01/01/2043	57,883	62,561
3.50%, 01/01/2043	172,702	186,660
3.50%, 03/01/2043	676,454	731,126
3.50%, 04/01/2043	44,059	47,832
3.50%, 06/01/2043	104,088	113,890
3.50%, 06/01/2043	583,753	633,924
3.50%, 06/01/2043	974,357	1,060,734
3.50%, 06/01/2043	1,408,736	1,522,599
3.50%, 07/01/2043	72,644	78,982
3.50%, 07/01/2043	119,461	130,709
3.50%, 08/01/2043	66,820	72,220
3.50%, 08/01/2043	68,656	74,488
3.50%, 09/01/2043	330,903	361,757
3.50%, 01/01/2044	319,840	345,685
3.50%, 01/01/2044	454,904	491,656
3.50%, 01/01/2044	687,854	750,595
3.50%, 01/01/2044	3,233,385	3,494,710
3.50%, 03/01/2044	158,604	174,237
3.50%, 07/01/2044	374,420	407,259
3.50%, 12/01/2044	226,142	244,409
3.50%, 02/01/2045	279,228	300,842
3.50%, 04/01/2045	33,634	36,513
3.50%, 04/01/2045	622,177	669,311
3.50%, 05/01/2045	800,533	861,367
3.50%, 06/01/2045	966,033	1,036,124
3.50%, 06/01/2045	1,228,028	1,331,461
3.50%, 07/01/2045	1,370,044	1,474,236
3.50%, 08/01/2045	26,592	28,606
3.50%, 09/01/2045	2,188,276	2,367,916
3.50%, 10/01/2045	183,849	200,357
3.50%, 11/01/2045	185,690	199,696
3.50%, 11/01/2045	2,766,060	2,973,519
3.50%, 12/01/2045	565,056	608,161
3.50%, 01/01/2046	18,488	20,055
3.50%, 01/01/2046	39,148	41,826
3.50%, 02/01/2046	5,329,238	5,726,976
3.50%, 04/01/2046	231,541	248,762
3.50%, 05/01/2046	366,677	396,269
3.50%, 06/01/2046	266,942	286,499
3.50%, 06/01/2046	690,743	740,550
3.50%, 06/01/2046	1,594,074	1,735,948
3.50%, 06/01/2046	1,939,564	2,101,091
3.50%, 06/01/2046	2,201,365	2,363,492
3.50%, 07/01/2046	491,058	524,914
3.50%, 09/01/2046	2,483,902	2,666,603
3.50%, 12/01/2046	912,178	974,013
3.50%, 01/01/2047	441,569	472,855
3.50%, 01/01/2047	705,766	753,038
3.50%, 01/01/2047	2,689,063	2,912,093
3.50%, 01/01/2047	8,742,396	9,321,299
3.50%, 02/01/2047	467,109	498,080
3.50%, 02/01/2047	568,775	606,873
3.50%, 03/01/2047	83,980	89,604
3.50%, 07/01/2047	4,055,081	4,319,414
3.50%, 08/01/2047	8,007,728	8,668,784
3.50%, 11/01/2047	4,185,889	4,455,726
3.50%, 12/01/2047	2,090,764	2,224,268
3.50%, 12/01/2047	2,282,614	2,430,762
3.50%, 12/01/2047	2,328,061	2,522,648
3.50%, 12/01/2047	2,503,457	2,689,253
3.50%, 01/01/2048	2,405,627	2,625,228
3.50%, 01/01/2048	4,802,339	5,206,812
3.50%, 01/01/2048	6,789,486	7,204,908
3.50%, 02/01/2048	1,046,224	1,125,031
3.50%, 02/01/2048	6,578,462	6,994,365
3.50%, 12/01/2048	14,241,816	15,198,812
3.50%, 06/01/2049	7,479,889	8,164,652
3.50%, 09/01/2049	3,043,043	3,296,963
3.50%, 07/01/2050	6,376,931	6,778,928
3.50%, 07/01/2051	4,124,712	4,440,291
4.00%, 02/01/2039	132,491	142,159
4.00%, 11/01/2040	47,521	52,393
4.00%, 11/01/2040	176,257	194,336
4.00%, 11/01/2040	1,513,393	1,656,846
4.00%, 12/01/2040	110,611	121,765
4.00%, 01/01/2041	88,557	97,642

4.00%, 02/01/2041	92,483	101,977
4.00%, 02/01/2041	305,042	337,278
4.00%, 02/01/2041	385,391	424,628
4.00%, 09/01/2041	176,039	193,860
4.00%, 01/01/2042	26,325	29,020
4.00%, 01/01/2042	1,529,078	1,691,139
4.00%, 02/01/2042	40,232	44,238
4.00%, 03/01/2042	1,794,160	1,988,880
4.00%, 06/01/2042	6,583,872	7,293,163
4.00%, 08/01/2042	1,508,742	1,657,050
4.00%, 09/01/2043	775,771	854,027
4.00%, 12/01/2043	1,528,090	1,682,242
4.00%, 06/01/2045	3,263,459	3,588,244
4.00%, 07/01/2045	401,177	438,711
4.00%, 09/01/2045	46,113	50,356
4.00%, 09/01/2045	74,564	81,978
4.00%, 10/01/2045	1,521,378	1,665,722
4.00%, 12/01/2045	139,685	151,786
4.00%, 12/01/2045	2,377,998	2,593,486
4.00%, 03/01/2046	7,373,677	8,070,382
4.00%, 09/01/2046	38,032	41,490
4.00%, 09/01/2046	864,031	938,000
4.00%, 12/01/2046	2,801,975	3,040,858
4.00%, 02/01/2047	1,127,420	1,232,595
4.00%, 02/01/2047	2,166,625	2,356,683
4.00%, 03/01/2047	936,604	1,014,607
4.00%, 04/01/2047	295,706	318,700
4.00%, 04/01/2047	993,319	1,075,000
4.00%, 05/01/2047	25,767	27,791
4.00%, 05/01/2047	1,061,795	1,146,934
4.00%, 06/01/2047	532,001	573,246
4.00%, 06/01/2047	1,140,082	1,230,030
4.00%, 07/01/2047	1,012,779	1,091,561
4.00%, 08/01/2047	57,803	62,238
4.00%, 08/01/2047	1,051,278	1,134,540
4.00%, 08/01/2047	1,567,016	1,701,329
4.00%, 08/01/2047	8,983,508	9,689,158
4.00%, 10/01/2047	4,782,711	5,171,763
4.00%, 12/01/2047	627,773	677,203
4.00%, 01/01/2048	71,374	76,916
4.00%, 03/01/2048	165,868	178,042
4.00%, 04/01/2048	73,059	78,385
4.00%, 06/01/2048	5,319,766	5,703,416
4.00%, 07/01/2048	240,819	258,138
4.00%, 07/01/2048	4,904,130	5,251,145
4.00%, 08/01/2048	15,861	16,996
4.00%, 08/01/2048	67,610	72,492
4.00%, 08/01/2048	296,921	318,973
4.00%, 09/01/2048	36,343	38,984
4.00%, 09/01/2048	14,267,072	15,824,512
4.00%, 10/01/2048	244,360	271,031
4.00%, 12/01/2048	953,792	1,022,377
4.00%, 01/01/2049	4,428,179	4,928,477
4.00%, 02/01/2049	468,681	501,957
4.00%, 02/01/2049	4,473,975	4,847,831
4.00%, 03/01/2049	17,158,615	18,379,097
4.00%, 11/01/2049	1,154,937	1,236,419
4.00%, 12/01/2049	355,602	381,411
4.00%, 12/01/2049	802,392	859,724
4.00%, 12/01/2049	3,153,829	3,377,569
4.00%, 02/01/2050	7,040,028	7,623,646
4.00%, 05/01/2050	1,058,052	1,134,439
4.00%, 06/01/2050	1,175,421	1,259,556
4.50%, 11/01/2035	188,894	209,193
4.50%, 08/01/2040	47,908	53,515
4.50%, 09/01/2040	18,938	21,154
4.50%, 11/01/2040	1,275,514	1,416,875
4.50%, 01/01/2041	13,713	15,321
4.50%, 02/01/2041	171,205	191,039
4.50%, 05/01/2041	1,980,706	2,212,985
4.50%, 05/01/2041	3,313,912	3,692,233
4.50%, 08/01/2041	23,390	26,106
4.50%, 11/01/2041	392,297	439,819
4.50%, 02/01/2045	313,403	349,679
4.50%, 06/01/2045	221,190	244,650
4.50%, 02/01/2046	1,349,926	1,492,352
4.50%, 03/01/2046	1,025,782	1,143,556
4.50%, 09/01/2046	1,439,129	1,603,229
4.50%, 02/01/2047	4,717,853	5,237,356
4.50%, 05/01/2047	2,782,574	3,092,163
4.50%, 11/01/2047	1,943,620	2,164,069
4.50%, 04/01/2048	1,360,697	1,467,555
4.50%, 05/01/2048	3,061,844	3,317,593
4.50%, 05/01/2048	7,646,602	8,287,441
4.50%, 08/01/2048	445,562	482,835
4.50%, 08/01/2048	740,249	798,565
4.50%, 08/01/2048	5,683,563	6,163,029

4.50%, 09/01/2048		1,878,140	2,031,357
4.50%, 11/01/2048		1,033,471	1,117,104
4.50%, 12/01/2048		2,425,801	2,625,882
4.50%, 03/01/2049		11,748,539	12,718,584
4.50%, 05/01/2049		3,553,122	3,883,932
4.50%, 09/01/2049		7,329,508	8,041,951
4.50%, 01/01/2050		330,006	358,401
4.50%, 01/01/2050		5,378,601	5,821,509
4.50%, 05/01/2050		1,807,710	1,967,048
5.00%, 07/01/2035		511,039	581,744
5.00%, 02/01/2036		813,768	928,490
5.00%, 05/01/2040		18,823	21,503
5.00%, 06/01/2040		5,803	6,591
5.00%, 06/01/2040		474,767	539,915
5.00%, 02/01/2041		375,824	424,402
5.00%, 07/01/2041		608,765	693,268
5.00%, 08/01/2041		191,913	219,243
5.00%, 03/01/2042		313,843	356,478
5.00%, 11/01/2044		2,006,806	2,284,891
5.00%, 02/01/2045		648,715	723,762
5.00%, 07/01/2045		361,926	411,088
5.00%, 12/01/2047		737,694	831,529
5.50%, 05/01/2034		1,097,825	1,265,910
5.50%, 07/01/2034		264,339	305,574
5.50%, 07/01/2036		101,801	117,982
5.50%, 12/01/2039		203,923	237,193
5.50%, 03/01/2040		1,210,010	1,396,317
5.50%, 06/01/2041		187,004	215,256
5.50%, 02/01/2042		442,225	512,634
5.50%, 02/01/2042		771,574	892,381
5.50%, 10/01/2043		374,050	430,780
5.50%, 05/01/2044		285,665	330,945
5.50%, 05/01/2044		4,419,377	5,119,891
6.00%, 03/01/2034		1,315,570	1,539,156
6.00%, 06/01/2036		8,528	10,077
6.00%, 07/01/2038		873,713	1,030,305
6.00%, 10/01/2038		51,369	60,702
6.00%, 07/01/2041		4,059,509	4,788,988
6.50%, 05/01/2040		295,872	339,715
Fannie Mae REMICS
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 01/25/2050, Series 2019-79, Class FA(1)		2,735,677	2,756,761
3.00%, 09/25/2049, Series 2019-52, Class PA		710,617	736,716
3.50%, 03/25/2042, Series 2012-20, Class ZT		3,365,967	3,533,347
3.50%, 01/25/2047, Series 2018-55, Class PA		5,966,034	6,172,936
3.50%, 06/25/2047, Series 2018-38, Class PA		6,122,847	6,350,417
4.00%, 06/25/2044, Series 2018-44, Class PC		103,432	103,946
4.00%, 05/25/2047, Series 2018-86, Class JA		2,442,310	2,539,729
Feldspar 2016-1 Plc
0.77% (3 Month LIBOR GBP + 0.70%), 09/15/2045, Series 2016-1, Class A(1)	GBP	552,840	745,336
Finsbury Square 2018-2 Plc
1.02% (3 Month LIBOR GBP + 0.95%), 09/12/2068, Series 2018-2, Class A(1)		1,009,062	1,363,103
Finsbury Square 2019-1 Plc
1.04% (3 Month LIBOR GBP + 0.97%), 06/16/2069, Series 2019-1, Class A(1)		2,272,173	3,069,608
Flagstar Mortgage Trust 2017-2
4.10%, 10/25/2047, Series 2017-2, Class B1(2)(4)		$1,249,670	1,264,393
Flagstar Mortgage Trust 2018-6RR
4.00%, 09/25/2048, Series 2018-6RR, Class 2A4(2)(4)		528,948	535,894
Flagstar Mortgage Trust 2020-1NV
0.94% (1 Month LIBOR USD + 0.85%), 03/25/2050, Series 2020-1INV, Class A11(1)(2)		1,216,676	1,215,764
Flagstar Mortgage Trust 2021-5INV
2.50%, 07/25/2051, Series 2021-5INV, Class A16(2)(4)		4,513,563	4,544,945
2.50%, 07/25/2051, Series 2021-5INV, Class A2(2)(4)		6,528,284	6,631,124
Fontainebleau Miami Beach Trust 2019-FBLU
3.75%, 12/10/2036, Series 2019-FBLU, Class C(2)		7,500,000	7,876,181
Freddie Mac Gold Pool
2.50%, 07/01/2030		693,159	725,680
2.50%, 02/01/2032		5,624,568	5,929,311
3.00%, 03/01/2031		398,480	421,595
3.00%, 12/01/2032		1,310,254	1,386,164
3.00%, 06/01/2033		540,885	571,535
3.00%, 02/01/2038		1,865,206	1,955,049
3.00%, 02/01/2043		481,627	514,326
3.00%, 04/01/2046		82,227	86,937
3.00%, 06/01/2046		3,032,480	3,207,608
3.00%, 08/01/2046		3,705,490	3,916,099
3.00%, 09/01/2046		11,309,832	11,950,966
3.00%, 10/01/2046		3,645,323	3,859,748
3.00%, 11/01/2046		4,050,060	4,290,428
3.00%, 12/01/2046		2,723,500	2,882,333
3.00%, 01/01/2047		4,946,280	5,252,869
3.00%, 02/01/2047		4,867,944	5,186,924
3.00%, 03/01/2047		2,866,563	3,032,522
3.00%, 04/01/2047		1,754,087	1,848,785
3.50%, 05/01/2033		280,481	300,440
3.50%, 08/01/2033		2,409,584	2,578,718
3.50%, 08/01/2033		6,704,362	7,167,765
3.50%, 11/01/2033		4,287,276	4,571,062

3.50%, 09/01/2042	178,997	192,531
3.50%, 11/01/2042	26,875	29,056
3.50%, 07/01/2043	229,260	247,869
3.50%, 10/01/2043	404,324	439,015
3.50%, 01/01/2044	548,337	597,169
3.50%, 10/01/2045	6,603,336	7,209,696
3.50%, 03/01/2046	600,277	655,376
3.50%, 06/01/2046	2,811,267	2,997,336
3.50%, 08/01/2046	4,463,298	4,806,535
3.50%, 08/01/2046	11,871,997	12,961,484
3.50%, 11/01/2046	1,062,915	1,137,623
3.50%, 02/01/2047	514,919	549,880
3.50%, 04/01/2047	2,040,041	2,174,615
3.50%, 04/01/2047	9,290,874	10,113,167
3.50%, 09/01/2047	7,113,602	7,535,406
3.50%, 10/01/2047	1,526,761	1,626,151
3.50%, 11/01/2047	1,055,974	1,123,604
3.50%, 11/01/2047	1,664,583	1,771,068
3.50%, 12/01/2047	21,718,756	23,533,783
3.50%, 01/01/2048	1,268,738	1,349,307
3.50%, 01/01/2048	14,677,195	16,066,667
3.50%, 02/01/2048	1,151,014	1,222,496
3.50%, 03/01/2048	18,204,281	19,624,432
3.50%, 03/01/2048	19,166,694	20,698,578
3.50%, 03/01/2048	22,860,186	24,954,977
4.00%, 01/01/2045	1,113,366	1,238,840
4.00%, 07/01/2045	258,612	283,134
4.00%, 12/01/2045	2,334,820	2,590,857
4.00%, 03/01/2048	5,574,366	6,156,667
4.00%, 07/01/2048	6,131,611	6,751,813
4.00%, 11/01/2048	23,585,204	26,001,469
4.50%, 07/01/2042	365,792	409,712
4.50%, 05/01/2044	223,853	248,037
4.50%, 06/01/2045	497,634	563,817
4.50%, 02/01/2046	537,300	608,763
4.50%, 05/01/2046	562,607	637,440
4.50%, 06/01/2046	602,055	676,619
4.50%, 02/01/2047	481,481	545,531
4.50%, 12/01/2047	1,831,284	1,994,791
4.50%, 10/01/2048	4,400,332	4,770,761
5.00%, 11/01/2041	605,609	691,592
5.00%, 07/01/2048	937,873	1,034,160
5.00%, 08/01/2048	441,946	487,203
5.00%, 09/01/2048	306,041	337,264
5.00%, 10/01/2048	1,300,062	1,431,359
5.00%, 11/01/2048	2,084,430	2,296,660
5.50%, 08/01/2041	4,286,474	4,977,346
8.00%, 04/01/2032	141,914	170,630
Freddie Mac Multifamily Structured Pass Through Certificates
0.86%, 01/25/2031, Series KLU1, Class X1(4)	289,450,950	8,247,818
1.05%, 04/25/2034, Series K-1512, Class X1(4)	18,921,823	1,630,709
3.02%, 10/25/2046, Series Q010, Class APT3(4)	269,535	273,748
3.05%, 12/25/2047, Series Q010, Class APT2(4)	325,181	333,223
3.75%, 04/25/2033, Series K155, Class A3	5,505,000	6,452,402
Freddie Mac Pool
2.00%, 01/01/2036	13,519,917	14,003,326
2.00%, 08/01/2036	3,947,994	4,090,622
2.00%, 09/01/2036	6,875,207	7,124,180
2.00%, 09/01/2036	7,513,944	7,776,469
2.00%, 09/01/2040	12,084,642	12,168,669
2.00%, 10/01/2040	9,315,024	9,392,539
2.00%, 04/01/2051	91,661,782	91,977,295
2.50%, 05/01/2051	279,600	289,472
2.50%, 06/01/2051	401,124	415,760
2.50%, 06/01/2051	2,279,699	2,362,351
2.50%, 07/01/2051	342,080	354,440
2.50%, 07/01/2051	2,447,155	2,537,459
2.50%, 08/01/2051	952,093	986,477
2.50%, 08/01/2051	1,166,477	1,208,574
2.50%, 08/01/2051	3,272,657	3,393,428
3.00%, 05/01/2031	5,145,191	5,422,136
3.00%, 02/01/2033	179,150	189,315
3.00%, 11/01/2034	1,262,171	1,349,826
3.00%, 09/01/2046	9,580,657	10,159,578
3.00%, 12/01/2046	682,693	721,237
3.00%, 05/01/2047	3,613,571	3,869,622
3.00%, 09/01/2049	1,594,551	1,715,420
3.00%, 11/01/2049	11,374,181	12,168,941
3.00%, 01/01/2050	8,952,544	9,499,260
3.00%, 01/01/2050	34,771,650	36,979,075
3.00%, 02/01/2050	5,301,987	5,402,256
3.00%, 02/01/2050	9,720,906	10,350,507
3.00%, 04/01/2050	7,034,081	7,474,966
3.00%, 07/01/2050	29,326,116	31,306,938
3.00%, 08/01/2050	6,009,003	6,413,739
3.00%, 12/01/2050	10,203,586	10,927,353
3.50%, 06/01/2033	5,270,389	5,647,673

3.50%, 06/01/2046	417,234	449,807
3.50%, 11/01/2047	18,351,009	19,970,912
3.50%, 12/01/2047	257,967	274,074
3.50%, 03/01/2048	4,897,011	5,277,335
3.50%, 08/01/2049	3,354,126	3,603,320
3.50%, 01/01/2050	623,932	677,197
3.50%, 11/01/2050	3,128,980	3,355,749
4.00%, 08/01/2038	507,053	546,079
4.00%, 04/01/2048	308,991	332,643
4.00%, 08/01/2048	444,029	476,088
4.00%, 08/01/2048	5,210,811	5,577,195
4.00%, 12/01/2049	2,244,516	2,450,102
4.00%, 01/01/2050	3,534,363	3,781,247
4.00%, 02/01/2050	2,009,328	2,166,296
4.00%, 03/01/2050	288,254	309,590
4.00%, 05/01/2050	190,631	204,700
4.00%, 12/01/2050	1,803,693	1,930,933
4.50%, 04/01/2049	570,685	626,996
4.50%, 05/01/2050	996,471	1,083,065
5.00%, 12/01/2041	885,323	977,621
5.00%, 03/01/2042	227,092	264,436
Freddie Mac REMICS
3.00%, 01/15/2049, Series 4896, Class DA	1,428,254	1,508,008
3.00%, 04/15/2049, Series 4879, Class BC	4,039,254	4,161,226
4.50%, 05/25/2050, Series 4977, Class IO	3,582,712	593,373
Freddie Mac STACR REMIC Trust 2020-DNA5
2.85% (30-day Average Secured Overnight Financing Rate + 2.80%), 10/25/2050, Series 2020-DNA5, Class M2(1)(2)	8,298,873	8,400,642
Freddie Mac STACR REMIC Trust 2020-DNA6
0.95% (30-day Average Secured Overnight Financing Rate + 0.90%), 12/25/2050, Series 2020-DNA6, Class M1(1)(2)	1,388,019	1,388,529
Freddie Mac STACR REMIC Trust 2021-DNA1
0.70% (30-day Average Secured Overnight Financing Rate + 0.65%), 01/25/2051, Series 2021-DNA1, Class M1(1)(2)	2,229,309	2,229,309
Freddie Mac STACR REMIC Trust 2021-DNA5
1.70% (30-day Average Secured Overnight Financing Rate + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2(1)(2)	3,715,000	3,745,351
Freddie Mac STACR REMIC Trust 2021-HQA1
0.75% (30-day Average Secured Overnight Financing Rate + 0.70%), 08/25/2033, Series 2021-HQA1, Class M1(1)(2)	10,293,134	10,296,665
Freddie Mac STACR REMIC Trust 2021-HQA3
0.90% (30-day Average Secured Overnight Financing Rate + 0.85%), 09/25/2041, Series 2021-HQA3, Class M1(1)(2)	9,135,000	9,141,378
Freddie Mac STACR Trust 2018-DNA2
0.89% (1 Month LIBOR USD + 0.80%), 12/25/2030, Series 2018-DNA2, Class M1(1)(2)	497,685	498,184
1.04% (1 Month LIBOR USD + 0.95%), 12/25/2030, Series 2018-DNA2, Class M2AS(1)(2)	6,800,000	6,801,187
Freddie Mac STACR Trust 2018-HQA2
0.84% (1 Month LIBOR USD + 0.75%), 10/25/2048, Series 2018-HQA2, Class M1(1)(2)	257,540	257,721
Freddie Mac STACR Trust 2019-HRP1
1.49% (1 Month LIBOR USD + 1.40%), 02/25/2049, Series 2019-HRP1, Class M2(1)(2)	3,730,536	3,753,140
Freddie Mac Strips
3.00%, 09/15/2044, Series 337, Class 300	56,533,523	58,847,381
Freddie Mac Structured Agency Credit Risk Debt Notes
0.84% (1 Month LIBOR USD + 0.75%), 03/25/2030, Series 2017-DNA3, Class M1(1)	127,310	127,453
0.85% (30-day Average Secured Overnight Financing Rate + 0.80%), 08/25/2033, Series 2021-DNA2, Class M1(1)(2)	7,675,378	7,685,683
1.14% (1 Month LIBOR USD + 1.05%), 07/25/2030, Series 2018-DNA1, Class M2AT(1)	4,098,384	4,082,310
1.15% (30-day Average Secured Overnight Financing Rate + 1.10%), 11/25/2050, Series 2020-HQA5, Class M1(1)(2)	654,797	655,023
1.29% (1 Month LIBOR USD + 1.20%), 10/25/2029, Series 2017-DNA2, Class M1(1)	765,224	765,474
4.79% (1 Month LIBOR USD + 4.70%, 4.70% Floor), 04/25/2028, Series 2015-DNA3, Class M3(1)	3,061,022	3,166,211
Freddie Mac Whole Loan Securities Trust
3.63%, 12/25/2046, Series 2017-SC01, Class M1(2)(4)	2,160,139	2,188,870
FREMF 2018-K731 Mortgage Trust
4.06%, 02/25/2025, Series 2018-K731, Class B(2)(4)	4,525,000	4,871,484
FREMF 2019-K736 Mortgage Trust
3.88%, 07/25/2026, Series 2019-K736, Class B(2)(4)	5,440,000	5,855,772
FREMF 2019-K94 Mortgage Trust
4.10%, 07/25/2052, Series 2019-K94, Class B(2)(4)	2,800,000	3,098,180
FREMF 2019-K98 Mortgage Trust
3.86%, 10/25/2052, Series 2019-K98, Class B(2)(4)	2,895,000	3,157,846
FREMF K-100 Mortgage Trust
3.61%, 11/25/2052, Series 2019-K100, Class B(2)(4)	6,980,000	7,467,109
Galton Funding Mortgage Trust
2017-1 3.50%, 11/25/2057, Series 2018-1, Class A23(2)(4)	566,803	573,278
Galton Funding Mortgage Trust
2018-2 4.00%, 10/25/2058, Series 2018-2, Class A22(2)(4)	1,240,612	1,259,348
Galton Funding Mortgage Trust
2019-1 4.00%, 02/25/2059, Series 2019-1, Class A22(2)(4)	1,133,397	1,144,525
Galton Funding Mortgage Trust
2019-2 3.50%, 06/25/2059, Series 2019-2, Class A42(2)(4)	42,909	42,889
Galton Funding Mortgage Trust 2019-H1
2.66%, 10/25/2059, Series 2019-H1, Class A1(2)(4)	702,338	712,434
2.96%, 10/25/2059, Series 2019-H1, Class A3(2)(4)	4,332,573	4,370,941
Galton Funding Mortgage Trust 2020-H1
2.31%, 01/25/2060, Series 2020-H1, Class A1(2)(4)	2,250,494	2,285,673
GCAT 2019-RPL1 Trust
2.65%, 10/25/2068, Series 2019-RPL1, Class A1(2)(4)	2,867,648	2,940,970
GCAT 2021-NQM4 Trust
1.56%, 08/25/2066, Series 2021-NQM4, Class A3(2)(4)	3,729,031	3,723,952
GCT Commercial Mortgage Trust 2021-GCT
1.78% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 02/15/2038, Series 2021-GCT, Class C(1)(2)	3,000,000	2,999,998
Ginnie Mae
2.00%, 10/01/2051(10)	75,655,000	76,745,496
2.00%, 11/01/2051(10)	59,175,000	59,914,688

2.50%, 11/01/2051(10)	121,075,000	124,768,733
3.00%, 11/20/2047, Series 2018-8, Class DA	237,141	245,784
3.00%, 12/20/2047, Series 2017-184, Class JH	155,851	159,282
3.00%, 07/20/2049, Series 2019-90, Class HE	328,607	341,918
3.00%, 09/20/2049, Series 2019-119, Class JE	2,733,548	2,824,764
3.50%, 05/20/2043, Series 2013-82, Class IG	165,717	26,144
3.50%, 08/20/2048, Series 2018-115, Class DE	3,653,067	3,906,871
3.50%, 09/20/2048, Series 2018-124, Class NW	2,729,417	2,929,358
3.50%, 12/20/2048, Series 2019-44, Class CA	189,962	196,111
3.50%, 11/01/2051(10)	16,560,000	17,418,080
Ginnie Mae I Pool
3.00%, 10/15/2042	94,500	100,973
3.00%, 11/15/2042	62,928	67,095
3.00%, 12/15/2042	20,480	21,836
3.00%, 04/15/2043	537,401	573,004
3.00%, 05/15/2043	62,334	66,460
3.00%, 06/15/2043	4,080	4,342
3.00%, 06/15/2043	4,830	5,152
3.50%, 12/15/2042	5,389	5,798
3.50%, 01/15/2043	57,531	61,906
3.50%, 10/15/2043	26,332	27,896
3.50%, 02/15/2045	352,253	379,152
4.50%, 05/15/2041	339,582	382,985
4.50%, 09/15/2045	123,553	139,554
5.00%, 09/15/2039	21,246	24,592
5.00%, 10/15/2039	122,816	141,037
5.00%, 12/15/2039	295,234	342,684
5.00%, 02/15/2040	44,377	51,503
5.00%, 02/15/2040	44,377	51,503
5.00%, 06/15/2040	109,528	126,762
5.00%, 09/15/2041	123,614	143,603
5.00%, 07/15/2044	104,502	119,241
7.50%, 08/15/2033	142,109	161,469
Ginnie Mae II Pool
2.00%, 03/20/2051	21,072,421	21,394,115
2.50%, 08/20/2051	62,720,786	64,752,046
2.50%, 10/20/2051	48,462,000	50,128,434
3.00%, 02/20/2043	1,503,784	1,615,969
3.00%, 03/20/2043	134,025	143,033
3.00%, 12/20/2044	256,629	270,952
3.00%, 06/20/2045	18,450,377	19,445,022
3.00%, 10/20/2045	3,597,873	3,791,479
3.00%, 05/20/2046	21,117	22,645
3.00%, 05/20/2046	61,884	66,565
3.00%, 05/20/2046	5,893,430	6,203,294
3.00%, 06/20/2046	133,600	142,296
3.00%, 07/20/2046	40,666	43,387
3.00%, 07/20/2046	60,224	64,942
3.00%, 07/20/2046	87,729	93,991
3.00%, 07/20/2046	112,184	119,687
3.00%, 07/20/2046	176,782	190,115
3.00%, 07/20/2046	185,805	197,280
3.00%, 07/20/2046	7,307,285	7,691,494
3.00%, 08/20/2046	23,983	25,260
3.00%, 08/20/2046	56,130	60,245
3.00%, 08/20/2046	79,038	85,026
3.00%, 08/20/2046	80,778	87,103
3.00%, 09/20/2046	40,586	43,556
3.00%, 09/20/2046	46,290	49,806
3.00%, 10/20/2046	1,152,313	1,212,984
3.00%, 11/20/2046	85,487	89,991
3.00%, 12/20/2046	2,766,771	2,915,962
3.00%, 03/20/2047	723,904	762,759
3.00%, 09/20/2047	7,501,436	7,877,544
3.00%, 11/20/2047	2,634,138	2,772,281
3.00%, 01/20/2048	3,346,586	3,515,897
3.00%, 09/20/2049	836,518	860,691
3.00%, 10/20/2049	8,224,834	8,445,270
3.00%, 12/20/2049	644,383	662,997
3.00%, 03/20/2050	4,430,334	4,558,349
3.00%, 04/20/2050	209,471	214,273
3.00%, 04/20/2051	18,197,346	19,035,115
3.00%, 07/20/2051	29,004,509	30,339,817
3.50%, 05/20/2042	6,033	6,524
3.50%, 08/20/2042	30,595	33,082
3.50%, 12/20/2042	4,389	4,745
3.50%, 02/20/2043	12,130	13,113
3.50%, 04/20/2043	3,749	4,054
3.50%, 05/20/2043	47,654	51,515
3.50%, 06/20/2043	1,615,597	1,746,966
3.50%, 07/20/2043	1,079,020	1,166,897
3.50%, 08/20/2043	26,707	28,882
3.50%, 09/20/2043	74,267	80,247
3.50%, 10/20/2044	39,826	43,618
3.50%, 10/20/2044	211,420	226,565
3.50%, 12/20/2044	4,796	5,132
3.50%, 01/20/2045	1,421,464	1,535,782

3.50%, 03/20/2045	189,738	202,541
3.50%, 05/20/2045	9,154	9,864
3.50%, 07/20/2045	254,949	272,904
3.50%, 10/20/2045	57,162	61,208
3.50%, 10/20/2045	84,494	90,478
3.50%, 12/20/2045	1,363,572	1,454,779
3.50%, 01/20/2046	944,907	1,008,046
3.50%, 02/20/2046	388,521	415,999
3.50%, 03/20/2046	10,474,195	11,141,246
3.50%, 04/20/2046	3,498,115	3,709,626
3.50%, 05/20/2046	1,871	1,968
3.50%, 05/20/2046	18,728	20,239
3.50%, 05/20/2046	39,720	42,736
3.50%, 05/20/2046	1,619,712	1,721,144
3.50%, 06/20/2046	56,888	61,460
3.50%, 06/20/2046	2,312,776	2,459,528
3.50%, 07/20/2046	638,368	677,609
3.50%, 09/20/2046	2,632,543	2,797,399
3.50%, 10/20/2046	795,691	846,730
3.50%, 12/20/2046	2,376,491	2,525,366
3.50%, 01/20/2047	2,943,177	3,126,692
3.50%, 04/20/2047	3,947,873	4,154,198
3.50%, 05/20/2047	173,933	184,227
3.50%, 06/20/2047	10,543,564	11,168,297
3.50%, 07/20/2047	3,054,192	3,234,806
3.50%, 08/20/2047	2,721,144	2,885,302
3.50%, 09/20/2047	7,513,509	7,965,449
3.50%, 10/20/2047	557,028	593,366
3.50%, 11/20/2047	9,614,930	10,184,865
3.50%, 12/20/2047	6,391,177	6,776,141
3.50%, 01/20/2048	4,478,579	4,755,159
3.50%, 02/20/2048	1,999,102	2,148,599
3.50%, 02/20/2048	5,340,927	5,783,388
3.50%, 02/20/2048	9,643,602	10,224,389
3.50%, 04/20/2048	286,836	308,334
3.50%, 04/20/2048	15,202,144	16,491,104
3.50%, 05/20/2048	4,919,056	5,209,880
3.50%, 01/20/2049	1,763	1,867
3.50%, 06/20/2049	511,292	525,703
3.50%, 07/20/2049	2,694,674	2,780,011
3.50%, 03/20/2050	1,036,361	1,114,926
3.50%, 08/20/2051	12,767,001	13,542,669
4.00%, 09/20/2045	1,024,032	1,117,279
4.00%, 05/20/2046	550,476	598,469
4.00%, 11/20/2046	14,993	16,063
4.00%, 03/20/2047	1,213,111	1,299,711
4.00%, 04/20/2047	2,625,666	2,815,609
4.00%, 05/20/2047	2,014,440	2,158,120
4.00%, 06/20/2047	2,266,876	2,430,743
4.00%, 07/20/2047	492,456	527,551
4.00%, 08/20/2047	423,600	453,776
4.00%, 09/20/2047	2,228,451	2,387,250
4.00%, 11/20/2047	1,692,220	1,812,753
4.00%, 12/20/2047	1,451,639	1,554,998
4.00%, 01/20/2048	485,490	529,069
4.00%, 01/20/2048	2,012,195	2,155,465
4.00%, 06/20/2048	7,836,918	8,347,304
4.00%, 08/20/2048	3,271,101	3,484,905
4.00%, 09/20/2048	1,648,696	1,758,969
4.00%, 10/20/2048	649,152	691,896
4.00%, 10/20/2050	13,972,771	14,880,050
4.50%, 07/20/2045	2,168,002	2,406,537
4.50%, 12/20/2045	42,336	46,628
4.50%, 01/20/2046	366,053	406,277
4.50%, 09/20/2046	2,545,390	2,844,451
4.50%, 01/20/2047	1,780,914	1,957,667
4.50%, 05/20/2047	3,278,723	3,563,182
4.50%, 06/20/2047	4,470,587	4,847,035
4.50%, 07/20/2047	520,275	563,603
4.50%, 08/20/2047	1,299,973	1,408,312
4.50%, 09/20/2047	1,268,955	1,374,733
4.50%, 11/20/2047	479,709	518,089
4.50%, 08/20/2048	5,702,634	6,109,054
4.50%, 09/20/2048	498,119	531,385
4.50%, 09/20/2048	628,811	673,423
4.50%, 06/20/2050	635,805	676,928
5.00%, 05/20/2040	102,181	116,517
5.00%, 06/20/2040	55,422	63,198
5.00%, 08/20/2040	43,249	49,317
5.00%, 09/20/2040	38,119	43,468
5.00%, 12/20/2044	184,107	207,341
5.00%, 06/20/2047	2,597,373	2,856,652
5.00%, 07/20/2047	352,593	386,055
5.00%, 08/20/2047	232,621	255,795
5.00%, 09/20/2047	2,312,022	2,529,806
5.00%, 10/20/2047	214,180	234,730
5.00%, 11/20/2047	460,879	504,467

5.00%, 12/20/2047		923,242	1,012,681
5.00%, 01/20/2048		1,143,605	1,255,825
5.00%, 02/20/2048		972,548	1,067,695
5.00%, 06/20/2048		214,861	233,110
5.00%, 08/20/2048		2,249,925	2,423,474
5.00%, 10/20/2048		1,933,952	2,088,017
5.00%, 11/20/2048		2,310,983	2,494,879
5.00%, 12/20/2048		4,057,310	4,379,738
5.00%, 05/20/2049		4,707,730	5,081,255
5.50%, 07/20/2036		61,820	72,428
5.50%, 01/20/2040		132,053	154,146
5.50%, 06/20/2045		163,371	192,122
5.50%, 10/20/2047		446,061	510,830
5.50%, 03/20/2048		966,067	1,079,593
5.50%, 04/20/2048		709,363	791,215
5.50%, 05/20/2048		1,767,975	1,956,703
5.50%, 09/20/2048		9,332	10,371
5.50%, 10/20/2048		227,325	250,821
5.50%, 11/20/2048		1,015,534	1,120,012
5.50%, 12/20/2048		3,717,390	4,099,734
5.50%, 01/20/2049		740,347	816,878
5.50%, 03/20/2049		1,493,766	1,651,395
Gosforth Funding 2018-1 Plc
0.58% (3 Month LIBOR USD + 0.45%), 08/25/2060, Series 2018-1A, Class A1(1)(2)		580,102	580,918
Great Wolf Trust 2019-WOLF
1.12% (1 Month LIBOR USD + 1.03%, 1.03% Floor), 12/15/2036, Series 2019-WOLF, Class A(1)(2)		13,655,000	13,650,778
2.02% (1 Month LIBOR USD + 1.93%, 1.93% Floor), 12/15/2036, Series 2019-WOLF, Class D(1)(2)		3,400,000	3,378,633
Grifonas Finance No 1 Plc
0.00% (6 Month EURIBOR + 0.28%), 08/28/2039, Series 1, Class A(1)(5)	EUR	3,763,361	4,278,272
GS Mortgage Securities Corp. Trust 2013-PEMB
3.67%, 03/05/2033, Series 2013-PEMB, Class A(2)(4)		$3,430,000	3,564,596
3.67%, 03/05/2033, Series 2013-PEMB, Class D(2)(4)		5,150,000	4,419,056
GS Mortgage Securities Corp. Trust 2017-SLP
3.92%, 10/10/2032, Series 2017-SLP, Class C(2)		8,029,000	8,168,426
GS Mortgage Securities Corp. Trust 2019-BOCA
2.22% (1 Month LIBOR USD + 2.14%, 2.14% Floor), 06/15/2038, Series 2019-BOCA, Class E(1)(2)		21,386,000	21,319,567
GS Mortgage Securities Trust 2011-GC5
5.30%, 08/10/2044, Series 2011-GC5, Class D(2)(4)		265,912	132,956
GS Mortgage Securities Trust 2013-GC16
5.16%, 11/10/2046, Series 2013-GC16, Class B(4)		7,561,000	7,991,892
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047, Series 2014-GC18, Class A3		16,862,057	17,489,619
4.38%, 01/10/2047, Series 2014-GC18, Class AS		2,355,000	2,465,816
4.89%, 01/10/2047, Series 2014-GC18, Class B(4)		9,523,000	9,437,390
GS Mortgage Securities Trust 2017-GS6
3.87%, 05/10/2050, Series 2017-GS6, Class B		5,840,000	6,324,170
GS Mortgage Securities Trust 2017-GS8
4.48%, 11/10/2050, Series 2017-GS8, Class C(4)		5,365,000	5,780,605
GS Mortgage-Backed Securities Corp. Trust 2019-PJ1
4.00%, 08/25/2049, Series 2019-PJ1, Class A8(2)(4)		1,238,122	1,249,481
GS Mortgage-Backed Securities Trust 2020-INV1
2.98%, 10/25/2050, Series 2020-INV1, Class A14(2)(4)		5,608,016	5,718,124
GS Mortgage-Backed Securities Trust 2021-GR1
2.50%, 11/25/2051, Series 2021-GR1, Class A4(2)(4)		6,605,248	6,651,174
GS Mortgage-Backed Securities Trust 2021-GR2
2.50%, 02/25/2052, Series 2021-GR2, Class A4(2)(4)		4,090,488	4,139,382
2.50%, 02/25/2052, Series 2021-GR2, Class A6(2)(4)		12,737,178	12,968,104
HarborView Mortgage Loan Trust 2005-9
0.99% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 11.00% Cap), 06/20/2035, Series 2005-9, Class 2A1C(1)		6,088,795	6,079,504
HarborView Mortgage Loan Trust 2006-10
0.29% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 11/19/2036, Series 2006-10, Class 1A1A(1)		8,212,917	7,719,508
HarborView Mortgage Loan Trust 2006-12
0.29% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 12/19/2036, Series 2006-12, Class 1A1A(1)		28,398,965	26,829,101
HarborView Mortgage Loan Trust 2006-7
0.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 09/19/2046, Series 2006-7, Class 2A1A(1)		3,128,115	2,888,774
HarborView Mortgage Loan Trust 2007-6
0.29% (1 Month LIBOR USD + 0.20%, 10.50% Cap), 08/19/2037, Series 2007-6, Class 1A1A(1)		7,803,191	7,427,655
Harvest Commercial Capital Loan Trust 2019-1
3.29%, 09/25/2046, Series 2019-1, Class A(2)(4)		6,235,971	6,261,065
Hawksmoor Mortgages
1.10% (Sterling Overnight Index Average + 1.05%), 05/25/2053, Series 2019-1A, Class A(1)(2)	GBP	17,541,873	23,730,557
Hilton Orlando Trust 2018-ORL
1.28% (1 Month LIBOR USD + 1.20%, 1.05% Floor), 12/15/2034, Series 2018-ORL, Class B(1)(2)		$350,000	349,778
Homeward Opportunities Fund I Trust 2019-3
3.03%, 11/25/2059, Series 2019-3, Class A3(2)(4)		2,066,670	2,099,722
Homeward Opportunities Fund I Trust 2020-2
1.66%, 05/25/2065, Series 2020-2, Class A1(2)(4)		2,226,214	2,235,228
HSI Asset Securitization Corp. Trust 2005-NC1
1.05% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 07/25/2035, Series 2005-NC1, Class M3(1)		6,336,000	6,350,525
Hudson Yards 2019-30HY Mortgage Trust
3.23%, 07/10/2039, Series 2019-30HY, Class A(2)		6,570,000	7,101,449
Hudson Yards 2019-55HY Mortgage Trust
3.04%, 12/10/2041, Series 2019-55HY, Class A(2)(4)		5,545,000	5,892,700
Hudsons Bay Simon JV Trust 2015-HBS
4.15%, 08/05/2034, Series 2015-HB10, Class A10(2)		3,540,000	3,278,214
ILPT Trust 2019-SURF
4.15%, 02/11/2041, Series 2019-SURF, Class A(2)		7,575,000	8,598,457

Impac CMB Trust Series 2004-7
0.73% (1 Month LIBOR USD + 0.64%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 2A(1)		3,447,463	3,476,989
Imperial Fund Mortgage Trust 2021-NQM2
1.07%, 09/25/2056, Series 2021-NQM2, Class A1(2)(4)		3,868,492	3,866,144
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(2)		3,265,000	3,432,454
IndyMac INDX Mortgage Loan Trust 2006-AR19
2.98%, 08/25/2036, Series 2006-AR19, Class 5A2(4)		18,041,196	15,957,766
IndyMac INDX Mortgage Loan Trust 2007-AR15
2.87%, 08/25/2037, Series 2007-AR15, Class 1A1(4)		3,885,335	3,446,936
InTown Hotel Portfolio Trust 2018-STAY
1.38% (1 Month LIBOR USD + 1.30%, 1.05% Floor), 01/15/2033, Series 2018-STAY, Class B(1)(2)		430,000	430,515
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
4.51%, 12/15/2047, Series 2012-LC9, Class D(2)(4)		215,000	211,074
4.51%, 12/15/2047, Series 2012-LC9, Class C(2)(4)		6,150,000	6,245,077
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/15/2049, Series 2016-JP2, Class AS		1,993,000	2,081,674
JP Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.95%, 09/06/2038, Series 2016-NINE, Class A(2)(4)		3,597,500	3,813,104
2.95%, 09/06/2038, Series 2016-NINE, Class B(2)(4)		910,000	955,312
JP Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8
1.03% (1 Month LIBOR USD + 0.95%, 0.84% Floor), 02/15/2035, Series 2018-ASH8, Class A(1)(2)		7,500,000	7,488,309
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ
1.68% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 06/15/2032, Series 2018-LAQ, Class C(1)(2)		1,600,000	1,599,495
2.18% (1 Month LIBOR USD + 2.10%, 2.10% Floor), 06/15/2032, Series 2018-LAQ, Class D(1)(2)		14,480,000	14,475,450
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/05/2033, Series 2018-WPT, Class AFX(2)		965,000	1,017,914
JP Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
3.40%, 06/05/2039, Series 2019-OSB, Class A(2)		8,012,500	8,763,556
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440
1.38% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 03/15/2036, Series 2021-1440, Class A(1)(2)		5,000,000	5,003,138
JP Morgan Mortgage Trust 2019-INV3
3.50%, 05/25/2050, Series 2019-INV3, Class A15(2)(4)		1,641,135	1,678,381
3.50%, 05/25/2050, Series 2019-INV3, Class A3(2)(4)		1,920,921	1,968,417
JP Morgan Mortgage Trust 2020-7
3.00%, 01/25/2051, Series 2020-7, Class A15(2)(4)		4,707,962	4,742,729
JP Morgan Mortgage Trust 2020-INV1
0.91% (1 Month LIBOR USD + 0.83%, 6.00% Cap), 08/25/2050, Series 2020-INV1, Class A11(1)(2)		954,320	960,454
3.50%, 08/25/2050, Series 2020-INV1, Class A3(2)(4)		1,584,462	1,624,017
JP Morgan Mortgage Trust 2020-INV2
3.00%, 10/25/2050, Series 2020-INV2, Class A15(2)(4)		2,101,000	2,135,633
JP Morgan Mortgage Trust 2020-LTV1
3.35%, 06/25/2050, Series 2020-LTV1, Class B1A(2)(4)		4,799,679	4,904,253
JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050, Series 2010-1, Class B(2)(4)		9,169,891	8,382,867
JPMBB Commercial Mortgage Securities Trust 2014-C24
2.94%, 11/15/2047, Series 2014-C24, Class A2		584,332	587,782
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048, Series 2015-C30, Class A5		2,780,000	3,015,923
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/15/2048, Series 2015-C31, Class A3		5,044,068	5,464,795
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.88%, 03/15/2050, Series 2017-JP5, Class AS(4)		4,990,000	5,467,438
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049, Series 2016-C4, Class AS		4,040,000	4,343,163
Lanark Master Issuer Plc
2.28%, 12/22/2069, Series 2020-1A, Class 1A(2)(4)		695,000	711,815
2.71%, 12/22/2069, Series 2019-2A, Class 1A(2)(3)		3,285,000	3,319,083
Legacy Mortgage Asset Trust 2019-GS7
3.25%, 11/25/2059, Series 2019-GS7, Class A1(2)(3)		5,042,835	5,070,829
Legacy Mortgage Asset Trust 2020-GS1
2.88%, 10/25/2059, Series 2020-GS1, Class A1(2)(3)		3,731,189	3,745,888
Legacy Mortgage Asset Trust 2020-GS5
3.25%, 06/25/2060, Series 2020-GS5, Class A1(2)		961,869	977,377
Legacy Mortgage Asset Trust 2020-SL1
2.73%, 01/25/2060, Series 2020-SL1, Class A(2)(3)		1,514,699	1,526,860
Legacy Mortgage Asset Trust 2021-GS2
1.75%, 04/25/2061, Series 2021-GS2, Class A1(2)(3)		5,494,344	5,499,960
Legacy Mortgage Asset Trust 2021-GS3
1.75%, 07/25/2061, Series 2021-GS3, Class A1(2)(3)		10,696,701	10,706,005
Legacy Mortgage Asset Trust 2021-GS4
1.65%, 11/25/2060, Series 2021-GS4, Class A1(2)(3)		10,045,000	10,031,927
Lehman XS Trust Series 2005-5N
0.45% (1 Month LIBOR USD + 0.36%, 0.36% Floor), 11/25/2035, Series 2005-5N, Class 3A2(1)		9,083,533	8,852,893
Mansard Mortgages 2007-1 Plc
0.38% (3 Month LIBOR GBP + 0.30%), 04/15/2049, Series 2007-1X, Class M1(1)	GBP	5,199,515	6,575,290
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
1.90%, 04/25/2029, Series 2004-HB1, Class A3(4)		$453,454	445,577
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057, Series 2018-1A, Class A(2)(4)		9,681,667	10,067,582
MF1 Multifamily Housing Mortgage Loan Trust
1.36% (30-day Average Secured Overnight Financing Rate + 1.31%, 1.20% Floor), 07/15/2036, Series 2021-FL5, Class AS(1)(2)		15,000,000	14,985,930
MFA 2021-NQM2 Trust
1.03%, 11/25/2064, Series 2021-NQM2, Class A1(2)(4)		4,765,022	4,769,024
Mill City Mortgage Loan Trust 2019-1
3.25%, 10/25/2069, Series 2019-1, Class A1(2)(4)		1,617,445	1,687,043
3.50%, 10/25/2069, Series 2019-1, Class M1(2)(4)		1,187,812	1,264,606

Mill City Mortgage Loan Trust 2019-GS1
2.75%, 07/25/2059, Series 2019-GS1, Class A1(2)(4)		4,019,935	4,117,985
3.25%, 07/25/2059, Series 2019-GS1, Class M2(2)(4)		1,115,000	1,176,080
Mill City Mortgage Loan Trust 2019-GS2
2.75%, 08/25/2059, Series 2019-GS2, Class A1(2)(4)		9,788,521	10,065,809
Mill City Mortgage Loan Trust 2021-NMR1
2.50%, 11/25/2060, Series 2021-NMR1, Class M2(2)(4)		1,000,000	1,009,600
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.92%, 10/15/2046, Series 2013-C12, Class C(4)		900,000	903,153
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
4.26%, 04/15/2047, Series 2014-C15, Class AS		1,940,000	2,072,829
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/15/2047, Series 2014-C17, Class A5		974,000	1,042,121
4.46%, 08/15/2047, Series 2014-C17, Class B(4)		1,655,000	1,769,947
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 05/15/2048, Series 2015-C24, Class A4		6,000,000	6,536,383
4.04%, 05/15/2048, Series 2015-C24, Class AS(4)		190,000	206,161
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
3.06%, 05/15/2049, Series 2016-C29, Class A3		15,000,000	15,854,304
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5		3,220,000	3,400,054
Morgan Stanley Capital I Trust 2011-C2
5.39%, 06/15/2044, Series 2011-C2, Class E(2)(4)		1,415,000	1,165,407
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4		4,030,000	4,645,973
Morgan Stanley Resecuritization Trust 2013-R7
0.62% (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap), 12/26/2046, Series 2013-R7, Class 4B(1)(2)		3,086,605	3,094,836
Motel Trust 2021-MTL6
1.60% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 09/15/2038, Series 2021-MTL6, Class C(1)(2)		515,000	516,141
MSBAM Commercial Mortgage Securities Trust 2012-CKSV
3.28%, 10/15/2030, Series 2012-CKSV, Class A2(2)		605,000	602,135
MSCG Trust 2018-SELF
0.98% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/15/2037, Series 2018-SELF, Class A(1)(2)		4,110,000	4,111,236
Mulcair Securities DAC
0.45% (3 Month EURIBOR + 1.00%), 04/24/2071, Series 1, Class A(1)(5)	EUR	1,546,434	1,798,010
Natixis Commercial Mortgage Securities Trust 2020-2PAC
2.97%, 12/15/2038, Series 2020-2PAC, Class A(2)		$6,668,500	6,958,943
New Orleans Hotel Trust 2019-HNLA
1.07% (1 Month LIBOR USD + 0.99%, 0.99% Floor), 04/15/2032, Series 2019-HNLA, Class A(1)(2)		5,000,000	4,987,481
1.37% (1 Month LIBOR USD + 1.29%, 1.29% Floor), 04/15/2032, Series 2019-HNLA, Class B(1)(2)		6,425,000	6,385,117
New Residential Mortgage Loan Trust 2019-NQM5
2.71%, 11/25/2059, Series 2019-NQM5, Class A1(2)(4)		1,867,159	1,890,095
New Residential Mortgage Loan Trust 2019-RPL3
2.75%, 07/25/2059, Series 2019-RPL3, Class A1(2)(4)		27,301,766	28,202,994
New Residential Mortgage Loan Trust 2020-NQM1
2.46%, 01/26/2060, Series 2020-NQM1, Class A1(2)(4)		2,155,974	2,174,045
New Residential Mortgage Loan Trust 2021-INV1
2.50%, 06/25/2051, Series 2021-INV1, Class A6(2)(4)		7,347,943	7,499,494
New Residential Mortgage Loan Trust 2021-NQM1R
1.10%, 07/25/2055, Series 2021-NQ1R, Class A2(2)(4)		1,886,809	1,883,706
1.20%, 07/25/2055, Series 2021-NQ1R, Class A3(2)(4)		2,318,079	2,314,228
OBX 2018-EXP1 Trust
0.94% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 04/25/2048, Series 2018-EXP1, Class 2A1(1)(2)		763,631	767,580
4.00%, 04/25/2048, Series 2018-EXP1, Class 1A3(2)(4)		537,543	545,840
OBX 2019-EXP2 Trust
4.00%, 06/25/2059, Series 2019-EXP2, Class 1A3(2)(4)		1,670,607	1,727,020
OBX 2019-EXP3 Trust
3.50%, 10/25/2059, Series 2019-EXP3, Class 1A8(2)(4)		1,145,453	1,163,528
OBX 2020-EXP1 Trust
0.84% (1 Month LIBOR USD + 0.75%), 02/25/2060, Series 2020-EXP1, Class 2A1(1)(2)		498,920	498,814
3.50%, 02/25/2060, Series 2020-EXP1, Class 1A8(2)(4)		1,764,234	1,808,365
OBX 2020-EXP2 Trust
3.00%, 05/25/2060, Series 2020-EXP2, Class A8(2)(4)		4,823,517	4,903,635
OBX 2020-EXP3 Trust
3.00%, 01/25/2060, Series 2020-EXP3, Class 1A9(2)(4)		3,857,905	3,895,709
OBX 2020-INV1 Trust
3.50%, 12/25/2049, Series 2020-INV1, Class A5(2)(4)		2,188,079	2,231,680
OBX 2021-NQM1 Trust
1.33%, 02/25/2066, Series 2021-NQM1, Class A3(2)(4)		8,404,032	8,369,355
OBX 2021-NQM3 Trust
1.05%, 07/25/2061, Series 2021-NQM3, Class A1(2)(4)		5,666,544	5,665,697
1.26%, 07/25/2061, Series 2021-NQM3, Class A2(2)(4)		3,219,069	3,217,931
One Bryant Park Trust 2019-OBP
2.52%, 09/15/2054, Series 2019-OBP, Class A(2)		7,390,000	7,605,703
Precise Mortgage Funding 2018-2B Plc
0.75% (3 Month LIBOR GBP + 0.68%), 03/12/2055, Series 2018-2B, Class A(1)	GBP	2,977,397	4,019,347
PRET 2021-RN3 LLC
1.84%, 09/25/2051, Series 2021-RN3, Class A1(2)(3)		$39,976,000	39,974,041
PRPM 2020-2 LLC
3.67%, 08/25/2025, Series 2020-2, Class A1(2)(3)		942,371	948,412
PRPM 2020-3 LLC
2.86%, 09/25/2025, Series 2020-3, Class A1(2)(3)		3,048,567	3,054,668
PRPM 2020-5 LLC
3.10%, 11/25/2025, Series 2020-5, Class A1(2)(3)		7,024,852	7,067,595
PRPM 2021-1 LLC
2.12%, 01/25/2026, Series 2021-1, Class A1(2)(4)		7,192,759	7,205,925
PRPM 2021-2 LLC

2.12%, 03/25/2026, Series 2021-2, Class A1(2)(4)		3,422,548	3,427,635
PRPM 2021-3 LLC
1.87%, 04/25/2026, Series 2021-3, Class A1(2)(3)		6,645,432	6,673,738
PRPM 2021-8 LLC
1.74%, 09/25/2026, Series 2021-8, Class A1(2)(4)		6,630,000	6,625,644
Queens Center Mortgage Trust 2013-QC
3.28%, 01/11/2037, Series 2013-QCA, Class A(2)		3,915,000	4,099,408
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036, Series 2006-QS9, Class 1A3		3,355,309	3,198,160
RALI Series 2007-QH8 Trust
1.01%, 10/25/2037, Series 2007-QH8, Class A(4)		1,013,278	993,135
RALI Series 2007-QS2 Trust
6.25%, 01/25/2037, Series 2007-QS2, Class A4		19,094,041	18,212,288
RBS Commercial Funding, Inc. 2013-GSP Trust
3.96%, 01/15/2032, Series 2013-GSP, Class A(2)(4)		4,490,000	4,729,226
Real Estate Asset Liquidity Trust
2.42%, 06/12/2054, Series 2019-1A, Class A1(2)(4)	CAD	9,959,771	8,023,686
RESIMAC Bastille Trust Series 2018-1NC
0.93% (1 Month LIBOR USD + 0.85%), 12/05/2059, Series 2018-1NCA, Class A1(1)(2)		$774,251	775,224
Sequoia Mortgage Trust 2003-2
0.75% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 11.50% Cap), 06/20/2033, Series 2003-2, Class A1(1)		324,993	325,269
Sequoia Mortgage Trust 2004-9
0.87% (6 Month LIBOR USD + 0.72%, 0.72% Floor, 11.50% Cap), 10/20/2034, Series 2004-9, Class A2(1)		871,393	861,011
Sequoia Mortgage Trust 2013-4
3.47%, 04/25/2043, Series 2013-4, Class B1(4)		1,082,101	1,099,766
Sequoia Mortgage Trust 2017-CH1
4.00%, 08/25/2047, Series 2017-CH1, Class A1(2)(4)		2,056,442	2,077,640
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047, Series 2017-CH2, Class A1(2)(4)		407,405	412,816
4.00%, 12/25/2047, Series 2017-CH2, Class A19(2)(4)		422,205	427,423
Sequoia Mortgage Trust 2018-CH1
3.50%, 02/25/2048, Series 2018-CH1, Class A2(2)(4)		127,282	128,959
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048, Series 2018-CH2, Class A21(2)(4)		355,443	358,728
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048, Series 2018-CH3, Class A2(2)(4)		1,069,376	1,084,359
4.50%, 08/25/2048, Series 2018-CH3, Class A19(2)(4)		448,140	455,794
4.50%, 08/25/2048, Series 2018-CH3, Class A13(2)(4)		2,654,855	2,685,567
Sequoia Mortgage Trust 2018-CH4
4.00%, 10/25/2048, Series 2018-CH4, Class A2(2)(4)		355,115	358,978
Sequoia Mortgage Trust 2019-CH2
4.50%, 08/25/2049, Series 2019-CH2, Class A1(2)(4)		518,263	523,174
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
4.14%, 01/05/2043, Series 2015-5AVE, Class A2B(2)(4)		295,000	325,364
SG Residential Mortgage Trust 2019-3
2.70%, 09/25/2059, Series 2019-3, Class A1(2)(4)		675,922	677,847
SLM Student Loan Trust 2008-9
1.63% (3 Month LIBOR USD + 1.50%), 04/25/2023, Series 2008-9, Class A(1)		6,238,081	6,285,656
Southern Pacific Securities 06-1 Plc
0.36% (3 Month LIBOR GBP + 0.30%), 03/10/2044, Series 2006-1X, Class B1C(1)	GBP	714,629	961,043
STACR Trust 2018-DNA3
0.99% (1 Month LIBOR USD + 0.90%), 09/25/2048, Series 2018-DNA3, Class M2AS(1)(2)		$4,965,000	4,976,283
STACR Trust 2018-HRP2
1.34% (1 Month LIBOR USD + 1.25%), 02/25/2047, Series 2018-HRP2, Class M2(1)(2)		2,653,673	2,657,921
Starwood Mortgage Residential Trust 2018-IMC2
4.12%, 10/25/2048, Series 2018-IMC2, Class A1(2)(4)		1,755,281	1,772,971
Starwood Mortgage Residential Trust 2019-INV1
2.61%, 09/27/2049, Series 2019-INV1, Class A1(2)(4)		1,839,537	1,860,380
Starwood Mortgage Residential Trust 2020-INV
1.59%, 11/25/2055, Series 2020-INV1, Class A3(2)(4)		1,919,098	1,921,001
2.50%, 11/25/2055, Series 2020-INV1, Class M1(2)		1,545,000	1,563,453
Stratton Mortgage Funding
0.95% (3 Month Sterling Overnight Interbank Average Rate + 0.90%), 07/20/2060, Series 2021-2A, Class A(1)(2)	GBP	18,307,187	24,788,934
Sutherland Commercial Mortgage Loans 2017-SBC6
3.19%, 05/25/2037, Series 2017-SBC6, Class A(2)(4)		$1,466,734	1,460,075
Toorak Mortgage Corp. 2018-1 Ltd.
1.15%, 07/25/2056, Series 2021-INV1, Class A1(2)(4)		5,651,372	5,655,134
Toorak Mortgage Corp. 2021-1 Ltd.
2.24%, 06/25/2024, Series 2021-1, Class A1(2)(3)		7,160,000	7,163,672
Towd Point Mortgage Funding
0.95% (3 Month Sterling Overnight Interbank Average Rate + 0.90%), 07/20/2045, Series 2019-A13A, Class A1(1)(2)	GBP	82,823,800	111,895,530
Towd Point Mortgage Funding 2018 - Auburn 12 Plc
0.87% (3 Month LIBOR GBP + 0.80%), 02/20/2045, Series 2018-A12X, Class A(1)		2,151,784	2,902,059
Towd Point Mortgage Funding 2019 - Granite4 Plc
1.10% (3 Month LIBOR GBP + 1.03%), 10/20/2051, Series 2019-GR4A, Class A1(1)(2)		21,654,935	29,406,964
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059, Series 2019-4, Class A1(2)(4)		$78,722,426	81,530,967
Trinity Square 2021-1 Plc
1.45% (3 Month Sterling Overnight Interbank Average Rate + 1.40%), 07/15/2059, Series 2021-1A, Class B(1)(2)	GBP	11,459,000	15,567,559
1.75% (3 Month Sterling Overnight Interbank Average Rate + 1.70%), 07/15/2059, Series 2021-1A, Class C(1)(2)		3,286,000	4,458,753
2.05% (3 Month Sterling Overnight Interbank Average Rate + 2.00%), 07/15/2059, Series 2021-1A, Class D(1)(2)		2,364,000	3,208,659
2.80% (3 Month Sterling Overnight Interbank Average Rate + 2.75%), 07/15/2059, Series 2021-1A, Class E(1)(2)		1,143,000	1,549,901
UBS Commercial Mortgage Trust 2017-C1
3.20%, 06/15/2050, Series 2017-C1, Class A3		$9,984,393	10,532,985
UBS Commercial Mortgage Trust 2018-C9
4.32%, 03/15/2051, Series 2018-C9, Class AS(4)		1,718,000	1,933,828
UBS-Barclays Commercial Mortgage Trust 2012-C2

5.04%, 05/10/2063, Series 2012-C2, Class E(2)(4)	3,235,000	271,740
5.04%, 05/10/2063, Series 2012-C2, Class D(2)(4)	1,135,000	463,733
UWM Mortgage Trust 2021-INV2
2.50%, 09/25/2051, Series 2021-INV2, Class A15(2)(4)	6,800,000	6,833,469
VASA Trust 2021-VASA
1.33% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 07/15/2039, Series 2021-VASA, Class B(1)(2)	10,000,000	10,002,865
1.83% (1 Month LIBOR USD + 1.75%, 1.75% Floor), 07/15/2039, Series 2021-VASA, Class C(1)(2)	12,000,000	12,003,448
Verus Securitization Trust 2019-3
3.04%, 07/25/2059, Series 2019-3, Class A3(2)(3)	2,302,370	2,313,969
Verus Securitization Trust 2019-4
2.64%, 11/25/2059, Series 2019-4, Class A1(2)(3)	2,087,235	2,117,575
2.85%, 11/25/2059, Series 2019-4, Class A2(2)(3)	2,074,390	2,104,578
3.00%, 11/25/2059, Series 2019-4, Class A3(2)(3)	3,603,999	3,653,001
Verus Securitization Trust 2019-INV2
3.12%, 07/25/2059, Series 2019-INV2, Class A2(2)(4)	4,663,228	4,709,561
Verus Securitization Trust 2019-INV3
2.69%, 11/25/2059, Series 2019-INV3, Class A1(2)(4)	4,035,841	4,096,630
Verus Securitization Trust 2020-1
2.72%, 01/25/2060, Series 2020-1, Class A3(2)(3)	4,383,330	4,430,001
Verus Securitization Trust 2020-INV1
3.89%, 03/25/2060, Series 2020-INV1, Class A3(2)(4)	805,000	835,391
Verus Securitization Trust 2021-1
1.16%, 01/25/2066, Series 2021-1, Class A3(2)(4)	4,608,132	4,598,682
Verus Securitization Trust 2021-R1
1.26%, 10/25/2063, Series 2021-R1, Class A3(2)(4)	3,675,947	3,675,214
Verus Securitization Trust 2021-R2
1.23%, 02/25/2064, Series 2021-R2, Class A3(2)(4)	4,499,020	4,496,581
Vista Point Securitization Trust 2020-1
1.76%, 03/25/2065, Series 2020-1, Class A1(2)(4)	1,414,247	1,420,054
3.20%, 03/25/2065, Series 2020-1, Class A3(2)(4)	3,765,000	3,833,573
Vista Point Securitization Trust 2020-2
1.48%, 04/25/2065, Series 2020-2, Class A1(2)(4)	2,442,783	2,457,845
Wachovia Bank Commercial Mortgage Trust Series 2006-C29
5.44%, 11/15/2048, Series 2006-C29, Class C(4)	179,617	180,234
Wachovia Bank Commercial Mortgage Trust Series 2007-C33
5.84%, 02/15/2051, Series 2007-C33, Class AJ(4)	1,378,234	1,054,349
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
0.73% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 10.50% Cap), 08/25/2045, Series 2005-AR11, Class A1A(1)	1,897,915	1,896,984
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
0.67% (1 Month LIBOR USD + 0.58%, 0.58% Floor, 10.50% Cap), 10/25/2045, Series 2005-AR13, Class A1A1(1)	2,702,514	2,713,937
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
0.61% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 10.50% Cap), 11/25/2045, Series 2005-AR15, Class A1A1(1)	3,858,703	3,827,472
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
0.75% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 10.50% Cap), 01/25/2045, Series 2005-AR2, Class 1A1A(1)	4,153,052	4,172,349
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
0.84% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047, Series 2007-OA5, Class 1A(1)	10,113,701	9,806,695
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037, Series 2007-2, Class 2A1	6,403,982	6,615,945
Wells Fargo Commercial Mortgage Trust 2013-LC12
4.44%, 07/15/2046, Series 2013-LC12, Class B(4)	1,940,000	1,942,207
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.02%, 08/15/2050, Series 2014-LC16, Class AS	3,015,000	3,130,891
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059, Series 2016-C33, Class A3	1,004,300	1,059,222
4.51%, 03/15/2059, Series 2016-C33, Class B(4)	4,317,000	4,729,015
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048, Series 2016-C35, Class AS	3,155,000	3,336,304
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/15/2049, Series 2016-LC24, Class AS	6,000,000	6,375,961
Wells Fargo Commercial Mortgage Trust 2017-C38
3.45%, 07/15/2050, Series 2017-C38, Class A5	1,695,000	1,856,637
Wells Fargo Commercial Mortgage Trust 2017-HSDB
0.93% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 12/13/2031, Series 2017-HSDB, Class A(1)(2)	8,100,000	8,031,144
1.18% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/13/2031, Series 2017-HSDB, Class B(1)(2)	6,700,000	6,585,082
1.93% (1 Month LIBOR USD + 1.84%, 1.85% Floor), 12/13/2031, Series 2017-HSDB, Class D(1)(2)	100,000	95,236
Wells Fargo Commercial Mortgage Trust 2019-C54
3.67%, 12/15/2052, Series 2019-C54, Class B	4,420,000	4,789,661
Wells Fargo Commercial Mortgage Trust 2019-JWDR
2.58%, 09/15/2031, Series 2019-JWDR, Class A(2)(4)	6,560,000	6,628,974
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73%, 02/15/2053, Series 2020-C55, Class A5	11,075,000	11,599,976
Wells Fargo Commercial Mortgage Trust 2021-SAVE
1.53% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 02/15/2040, Series 2021-SAVE, Class B(1)(2)	1,499,886	1,507,362
Wells Fargo Mortgage Backed Securities 2021-RR1 Trust
2.50%, 12/25/2050, Series 2021-RR1, Class A1(2)(4)	6,580,978	6,618,016
WFRBS Commercial Mortgage Trust 2011-C5
5.96%, 11/15/2044, Series 2011-C5, Class D(2)(4)	115,000	114,881
WFRBS Commercial Mortgage Trust 2012-C6
3.84%, 04/15/2045, Series 2012-C6, Class AS	1,945,000	1,957,590
WFRBS Commercial Mortgage Trust 2012-C7
3.43%, 06/15/2045, Series 2012-C7, Class A2	11,699,619	11,830,329
4.96%, 06/15/2045, Series 2012-C7, Class E(2)(4)	690,000	124,200
WFRBS Commercial Mortgage Trust 2013-C15
4.65%, 08/15/2046, Series 2013-C15, Class B(4)	1,525,000	1,521,580
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047, Series 2014-C20, Class B	2,365,000	2,457,187

WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057, Series 2014-C22, Class AS(4)		4,250,000	4,564,956
WFRBS Commercial Mortgage Trust 2014-C24
4.20%, 11/15/2047, Series 2014-C24, Class B(4)		825,000	834,470
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036, Series 2017-WWP, Class A(2)		1,740,000	1,883,359
3.72%, 11/10/2036, Series 2017-WWP, Class C(2)(4)		320,000	328,509

Total Mortgage-Backed Obligations (Cost: $8,385,159,336)			8,438,332,842

Total Bonds & Notes (Cost: $30,249,149,152)			30,614,118,214

BANK LOANS – 2.95%
1011778 BC ULC
1.84% (LIBOR + 1.75%), 11/19/2026(1)		1,563,468	1,543,268
AAdvantage Loyality IP Ltd.
5.50% (LIBOR + 4.75%), 04/20/2028(1)		7,731,000	7,989,757
ABG Intermediate Holdings 2 LLC
4.00% (LIBOR + 3.25%), 09/27/2024(1)		2,894,427	2,888,552
Acrisure LLC
3.63% (LIBOR + 3.50%), 02/15/2027(1)		2,462,500	2,437,358
Acuity Specialty Products, Inc.
5.00% (LIBOR + 4.00%), 08/12/2024(1)		6,525,316	6,343,129
ADMI Corp.
3.63% (LIBOR + 3.13%), 12/23/2027(1)		2,756,150	2,732,034
4.00% (LIBOR + 3.50%), 12/23/2027(1)		1,285,000	1,283,394
Air Canada
4.25% (LIBOR + 3.50%), 08/11/2028(1)		3,700,000	3,712,321
Alliant Holdings Intermediate LLC
3.33% (LIBOR + 3.25%), 05/09/2025(1)		4,821,405	4,785,245
4.25% (LIBOR + 3.75%), 11/05/2027(1)		5,532,763	5,534,312
Altice France SA
4.12% (LIBOR + 4.00%), 08/14/2026(1)		1,361,500	1,355,823
American Airlines, Inc.
1.84% (LIBOR + 1.75%), 01/29/2027(1)		350,000	335,300
AmWINS Group, Inc.
3.00% (LIBOR + 2.25%), 02/19/2028(1)		8,312,200	8,259,251
Apex Tool Group LLC
6.50% (LIBOR + 5.25%), 08/01/2024(1)		4,056,030	4,057,044
Applied Systems, Inc.
3.75% (LIBOR + 3.25%), 09/19/2024(1)		16,398,015	16,391,948
Aramark Intermediate HoldCo Corp.
1.83% (LIBOR + 1.75%), 03/11/2025(1)		186,533	182,257
2.58% (LIBOR + 2.50%), 04/06/2028(1)		2,435,910	2,417,641
Ascend Learning LLC
4.00% (LIBOR + 3.00%), 07/12/2024(1)		11,729,445	11,719,006
4.75% (LIBOR + 3.75%), 07/12/2024(1)		2,029,500	2,030,515
Asurion LLC
3.08% (LIBOR + 3.00%), 11/03/2024(1)		4,408,290	4,358,697
3.33% (LIBOR + 3.25%), 12/23/2026(1)		3,771,500	3,713,570
5.33% (LIBOR + 5.25%), 01/20/2029(1)		11,355,000	11,295,386
5.33% (LIBOR + 5.25%), 01/31/2028(1)		452,394	450,792
athenahealth, Inc.
4.38% (LIBOR + 4.25%), 02/11/2026(1)		3,701,400	3,708,803
Avantor Funding, Inc.
2.50% (LIBOR + 2.00%), 11/21/2024(1)		38,270	38,203
2.75% (LIBOR + 2.25%), 11/08/2027(1)		10,662,750	10,676,078
Avolon TLB Borrower 1 US LLC
2.25% (LIBOR + 1.50%), 02/12/2027(1)		700,335	692,939
2.50% (LIBOR + 1.75%), 01/15/2025(1)		281,300	280,070
Axalta Coating Systems Dutch Holding B BV
1.88% (LIBOR + 1.75%), 06/01/2024(1)		67,323	67,121
Azalea TopCo, Inc.
3.63% (LIBOR + 3.50%), 07/24/2026(1)		1,601,916	1,590,911
4.50% (LIBOR + 3.75%), 07/24/2026(1)		4,174,538	4,179,756
Bausch Health Companies, Inc.
2.83% (LIBOR + 2.75%), 11/27/2025(1)		1,124,015	1,120,643
Berry Global, Inc.
1.86% (LIBOR + 1.75%), 07/01/2026(1)		1,371,682	1,363,109
Brookfield WEC Holdings, Inc.
3.25% (LIBOR + 2.75%), 08/01/2025(1)		8,561,876	8,498,604
Buckeye Partners LP
2.33% (LIBOR + 2.25%), 11/01/2026(1)		3,560,978	3,541,891
Caesars Resort Collection LLC
2.83% (LIBOR + 2.75%), 12/23/2024(1)		23,017,895	22,867,818
3.58% (LIBOR + 3.50%), 07/21/2025(1)		8,999,100	9,002,340
Camelot US Acquisition 1 Co.
3.08% (LIBOR + 3.00%), 10/30/2026(1)		5,791,292	5,774,381
4.00% (LIBOR + 3.00%), 10/30/2026(1)		2,729,105	2,735,082
Carnival Corp.
3.75% (EURIBOR + 3.75%), 06/30/2025(1)	EUR	4,937,500	5,708,658
3.75% (LIBOR + 3.00%), 06/30/2025(1)		$10,665,000	10,595,038
Catalent Pharma Solutions, Inc.
0.00%, 02/22/2028		2,310,000	2,309,422
CCC Intelligent Solutions, Inc.
0.00%, 09/21/2028		4,000,000	3,995,000
CCI Buyer, Inc.
4.50% (LIBOR + 3.75%), 12/17/2027(1)		2,447,700	2,454,333
CCM Merger, Inc.
4.50% (LIBOR + 3.75%), 11/04/2025(1)(17)		809,200	809,200

Change Healthcare Holdings LLC
3.50% (LIBOR + 2.50%), 03/01/2024(1)	1,752,869	1,750,766
Charter Communications Operating LLC
1.84% (LIBOR + 1.75%), 02/01/2027(1)	7,365,108	7,317,014
Charter Next Generation, Inc.
4.50% (LIBOR + 3.75%), 12/01/2027(1)	9,665,347	9,681,971
Chobani LLC
4.50% (LIBOR + 3.50%), 10/25/2027(1)	1,584,000	1,586,265
Churchill Downs, Inc.
2.09% (LIBOR + 2.00%), 12/27/2024(1)	483,668	482,459
2.09% (LIBOR + 2.00%), 03/17/2028(1)	6,860,525	6,791,920
Clarios Global LP
3.33% (LIBOR + 3.25%), 04/30/2026(1)	6,195,971	6,164,991
Clean Harbors, Inc.
1.83% (LIBOR + 1.75%), 06/28/2024(1)	483,586	483,117
Clear Channel Outdoor Holdings, Inc.
3.63% (LIBOR + 3.50%), 08/21/2026(1)	5,064,058	4,954,725
CNT Holdings I Corp.
4.50% (LIBOR + 3.75%), 11/08/2027(1)	3,582,000	3,584,257
Cogeco Communications Finance LP
3.00% (LIBOR + 2.50%), 09/01/2028(1)	4,000,000	3,973,320
Commscope, Inc.
3.33% (LIBOR + 3.25%), 04/06/2026(1)	5,826,772	5,791,578
CoreLogic, Inc.
4.00% (LIBOR + 3.50%), 06/02/2028(1)	7,525,000	7,515,594
Cornerstone Building Brands, Inc.
3.75% (LIBOR + 3.25%), 04/12/2028(1)	1,133,077	1,129,304
CPI Holdco LLC
3.83% (LIBOR + 3.75%), 11/04/2026(1)	8,070,822	8,065,819
CSC Holdings LLC
2.33% (LIBOR + 2.25%), 07/17/2025(1)	3,720,855	3,665,042
Dell International LLC
2.00% (LIBOR + 1.75%), 09/19/2025(1)	62,548	62,518
Delta Topco, Inc.
4.50% (LIBOR + 3.75%), 12/01/2027(1)	4,628,400	4,631,686
Diamond Sports Group LLC
3.34% (LIBOR + 3.25%), 08/24/2026(1)	1,741,117	1,080,694
DIRECTV Financing LLC
5.75% (LIBOR + 5.00%), 08/02/2027(1)	10,800,000	10,803,348
Dun & Bradstreet Corp.
3.34% (LIBOR + 3.25%), 02/06/2026(1)	5,398,952	5,392,203
Dynasty Acquisition Co., Inc.
3.63% (LIBOR + 3.50%), 04/06/2026(1)	1,349,460	1,318,678
3.63% (LIBOR + 3.50%), 04/06/2026(1)	2,509,995	2,452,742
E.W. Scripps Co.
3.75% (LIBOR + 3.00%), 01/07/2028(1)	2,199,113	2,202,169
Eagle Broadband Investments LLC
3.75% (LIBOR + 3.00%), 11/12/2027(1)	3,845,627	3,845,627
Elanco Animal Health, Inc.
1.84% (LIBOR + 1.75%), 08/01/2027(1)	6,519,819	6,435,974
Engineered Machinery Holdings, Inc.
4.50% (LIBOR + 3.75%), 05/19/2028(1)	2,525,000	2,517,627
Envision Healthcare Corp.
3.83% (LIBOR + 3.75%), 10/10/2025(1)	4,659,155	4,135,000
Epicor Software Corp.
4.00% (LIBOR + 3.25%), 07/30/2027(1)	9,386,142	9,381,918
ExamWorks Group, Inc.
4.25% (LIBOR + 3.25%), 07/27/2023(1)	3,057,406	3,056,764
Filtration Group Corp.
3.08% (LIBOR + 3.00%), 03/31/2025(1)	11,049,416	10,987,318
4.50% (LIBOR + 3.75%), 03/29/2025(1)	905,850	907,209
Forest City Enterprises LP
3.58% (LIBOR + 3.50%), 12/08/2025(1)	560,000	552,910
Formula One Management Ltd.
3.50% (LIBOR + 2.50%), 02/01/2024(1)	11,855,000	11,810,544
Four Seasons Holdings, Inc.
2.09% (LIBOR + 2.00%), 11/30/2023(1)	3,979,112	3,964,191
Gainwell Acquisition Corp.
4.75% (LIBOR + 4.00%), 10/01/2027(1)	10,536,917	10,552,301
Gentiva Health Services, Inc.
2.88% (LIBOR + 2.75%), 07/02/2025(1)	2,773,668	2,772,503
GFL Environmental, Inc.
3.50% (LIBOR + 3.00%), 05/30/2025(1)	3,753,098	3,757,790
Grifols Worldwide Operations Ltd.
2.07% (LIBOR + 2.00%), 11/15/2027(1)	6,445,795	6,338,344
Harbor Freight Tools USA, Inc.
3.25% (LIBOR + 2.75%), 10/19/2027(1)	4,813,625	4,808,523
HCA, Inc.
1.83% (LIBOR + 1.75%), 06/30/2028(1)	2,014,950	2,025,448
HIG Finance 2 Ltd.
0.00%, 11/12/2027	3,260,000	3,253,904
4.75% (LIBOR + 3.75%), 11/12/2027(1)	3,252,423	3,248,357
Hilton Worldwide Finance LLC
1.84% (LIBOR + 1.75%), 06/22/2026(1)	7,631,741	7,564,429
Horizon Therapeutics USA, Inc.
2.50% (LIBOR + 2.00%), 03/15/2028(1)	7,283,400	7,266,503

Hostess Brands LLC
3.00% (LIBOR + 2.25%), 08/03/2025(1)		1,670,175	1,664,129
Hub International Ltd.
2.88% (LIBOR + 2.75%), 04/25/2025(1)		6,303,922	6,240,253
4.00% (LIBOR + 3.25%), 04/25/2025(1)		9,370,341	9,370,341
Hyland Software, Inc.
4.25% (LIBOR + 3.50%), 07/01/2024(1)		5,456,940	5,459,778
ICON Plc
3.00% (LIBOR + 2.50%), 07/03/2028(1)		2,118,896	2,125,655
3.00% (LIBOR + 2.50%), 07/03/2028(1)		8,504,479	8,531,608
Ineos Finance Plc
2.50% (EURIBOR + 2.00%), 04/01/2024(1)	EUR	21,662,392	24,961,899
Intelsat Jackson Holdings
SA 0.00%, 01/02/2024		$1,500,000	1,521,255
5.39% (LIBOR + 4.75%), 07/13/2022(1)		11,692,802	11,760,971
8.00% (LIBOR + 5.75%), 11/27/2023(1)		17,270,000	17,461,179
8.75% (LIBOR + 6.50%), 01/02/2024(1)		880,000	892,654
IPS Acquisition LLC
5.50% (LIBOR + 3.25%), 11/07/2024(1)		3,086,537	3,079,592
Iqvia, Inc.
1.83% (LIBOR + 1.75%), 01/17/2025(1)		675,304	672,941
1.88% (LIBOR + 1.75%), 06/11/2025(1)		1,149,465	1,146,591
IRB Holding Corp.
3.75% (LIBOR + 2.75%), 02/05/2025(1)		96,500	96,329
4.25% (LIBOR + 3.25%), 12/15/2027(1)		7,009,855	7,018,617
Iridium Satellite LLC
3.25% (LIBOR + 2.50%), 11/04/2026(1)		3,729,114	3,730,457
Jazz Pharmaceuticals Plc
4.00% (LIBOR + 3.50%), 05/05/2028(1)		4,488,750	4,493,822
KFC Holding Co.
1.84% (LIBOR + 1.75%), 03/15/2028(1)		6,638,522	6,630,224
Lamar Media Corp.
1.58% (LIBOR + 1.50%), 02/05/2027(1)		2,815,000	2,789,496
Lealand Finance Co. BV
1.08% (LIBOR + 1.00%), 06/30/2025(1)		607,645	271,009
3.08% (LIBOR + 3.00%), 06/28/2024(1)		148,837	81,860
Level 3 Financing, Inc.
1.83% (LIBOR + 1.75%), 03/01/2027(1)		17,499,795	17,277,898
LifePoint Health, Inc.
3.83% (LIBOR + 3.75%), 11/16/2025(1)		6,575,581	6,563,285
LogMeIn, Inc.
4.83% (LIBOR + 4.75%), 08/31/2027(1)		4,570,463	4,566,898
Loire UK Midco 3 Ltd.
3.33% (LIBOR + 3.25%), 04/21/2027(1)		3,719,374	3,640,337
LS Group Opco Acquisition LLC
4.00% (LIBOR + 3.25%), 11/02/2027(1)		2,649,975	2,645,020
Lumen Technologies, Inc.
2.08% (LIBOR + 2.00%), 01/31/2025(1)		1,368,750	1,357,266
2.33% (LIBOR + 2.25%), 03/15/2027(1)		5,443,447	5,379,160
Madison IAQ LLC
3.75% (LIBOR + 3.25%), 06/21/2028(1)		2,508,713	2,504,523
Maravai Intermediate Holdings LLC
4.75% (LIBOR + 3.75%), 10/19/2027(1)		3,518,475	3,527,271
Marriott Ownership Resorts, Inc.
1.83% (LIBOR + 1.75%), 08/29/2025(1)		261,439	256,537
Medline Industries, Inc.
0.00%, 08/04/2022		22,166,667	21,945,000
0.00%, 08/04/2022		23,333,333	23,100,000
MH Sub I LLC
3.58% (LIBOR + 3.50%), 09/13/2024(1)		3,978,429	3,964,863
Mileage Plus Holdings LLC
6.25% (LIBOR + 5.25%), 06/21/2027(1)		10,923,738	11,599,699
Mission Broadcasting, Inc.
2.59% (LIBOR + 2.50%), 06/02/2028(1)(17)		2,305,000	2,294,927
Mozart Debt Merger Sub, Inc.
0.00%, 09/30/2028		5,610,000	5,597,714
Nouryon Finance BV
2.83% (LIBOR + 2.75%), 10/01/2025(1)		2,112,595	2,097,278
Option Care Health, Inc.
3.83% (LIBOR + 3.75%), 08/06/2026(1)		3,275,000	3,273,363
Organon & Co.
3.50% (LIBOR + 3.00%), 06/02/2028(1)		12,453,788	12,473,838
Parexel International Corp.
2.83% (LIBOR + 2.75%), 09/27/2024(1)		27,485,552	27,462,189
Penn National Gaming, Inc.
3.00% (LIBOR + 2.25%), 10/15/2025(1)		435,309	434,464
Peraton Corp.
4.50% (LIBOR + 3.75%), 02/01/2028(1)		5,800,850	5,801,778
PetSmart LLC
4.50% (LIBOR + 3.75%), 02/11/2028(1)		18,300,000	18,326,169
PetVet Care Centers LLC
4.25% (LIBOR + 3.50%), 02/14/2025(1)		3,771,643	3,770,474
PG&E Corp.
3.50% (LIBOR + 3.00%), 06/23/2025(1)		5,458,543	5,361,326
Pike Corp.
3.09% (LIBOR + 3.00%), 01/21/2028(1)		1,764,384	1,763,184
Polaris Newco LLC
4.50% (LIBOR + 4.00%), 06/02/2028(1)		1,780,000	1,783,346

RealPage, Inc.
3.75% (LIBOR + 3.25%), 04/24/2028(1)		11,835,000	11,794,288
Ryan Specialty Group LLC
3.75% (LIBOR + 3.00%), 09/01/2027(1)		5,472,963	5,467,490
SBA Senior Finance II LLC
1.84% (LIBOR + 1.75%), 04/11/2025(1)		1,548,000	1,532,520
Scientific Games International, Inc.
2.83% (LIBOR + 2.75%), 08/14/2024(1)		3,969,152	3,949,822
Seaworld Parks & Entertainment, Inc.
3.50% (LIBOR + 3.00%), 08/25/2028(1)		2,573,646	2,562,399
Sequa Mezzanine Holdings LLC
7.75% (LIBOR + 6.75%), 11/28/2023(1)		12,051,018	12,212,984
11.75% (LIBOR + 10.75%), 04/28/2024(1)		688,043	676,002
Sigma Holdco BV
3.50% (EURIBOR + 3.50%), 07/02/2025(1)	EUR	7,690,000	8,649,566
Simply Good Foods USA, Inc.
4.75% (LIBOR + 3.75%), 07/07/2024(1)		$1,064,245	1,066,150
Sinclair Television Group, Inc.
3.09% (LIBOR + 3.00%), 04/01/2028(1)		3,740,625	3,697,608
Sotera Health Holdings LLC
3.25% (LIBOR + 2.75%), 12/11/2026(1)		12,000,000	11,960,040
Spin Holdco, Inc.
4.75% (LIBOR + 4.00%), 03/04/2028(1)		3,640,875	3,649,577
SS&C Technologies Holdings, Inc.
1.83% (LIBOR + 1.75%), 04/16/2025(1)		340,626	336,923
1.83% (LIBOR + 1.75%), 04/16/2025(1)		441,987	437,183
Staples, Inc.
5.13% (LIBOR + 5.00%), 04/16/2026(1)		3,968,079	3,776,897
Sunshine Luxembourg VII SARL
4.50% (LIBOR + 3.75%), 10/01/2026(1)		11,113,757	11,141,541
Surgery Center Holdings, Inc.
4.50% (LIBOR + 3.75%), 08/31/2026(1)		3,781,640	3,785,308
Syniverse Holdings, Inc.
6.00% (LIBOR + 5.00%), 03/09/2023(1)		455,104	454,753
Tacala Investment Corp.
4.25% (LIBOR + 3.50%), 02/05/2027(1)		3,924,665	3,909,947
8.25% (LIBOR + 7.50%), 02/04/2028(1)(17)		590,000	585,870
Telenet Financing USD LLC
2.08% (LIBOR + 2.00%), 04/30/2028(1)		1,250,000	1,234,900
TK Elevator Midco GmbH
4.00% (LIBOR + 3.50%), 07/30/2027(1)		9,276,172	9,289,066
TransDigm, Inc.
2.33% (LIBOR + 2.25%), 08/22/2024(1)		9,791,684	9,681,527
2.33% (LIBOR + 2.25%), 05/30/2025(1)		26,094,118	25,765,332
2.33% (LIBOR + 2.25%), 12/09/2025(1)		20,674,785	20,416,350
Uber Technologies, Inc.
3.58% (LIBOR + 3.50%), 04/04/2025(1)		14,543,074	14,539,002
3.58% (LIBOR + 3.50%), 02/25/2027(1)		10,445,026	10,436,357
UFC Holdings LLC
3.50% (LIBOR + 2.75%), 04/29/2026(1)		14,460,757	14,420,556
UKG, Inc.
4.00% (LIBOR + 3.25%), 05/04/2026(1)		19,040,467	19,065,791
7.50% (LIBOR + 6.75%), 05/03/2027(1)		605,000	614,577
United AirLines, Inc.
4.50% (LIBOR + 3.75%), 04/21/2028(1)		4,823,132	4,852,746
Univision Communications, Inc.
0.00%, 05/05/2028		4,050,000	4,040,604
3.75% (LIBOR + 2.75%), 03/15/2024(1)		3,779,266	3,774,013
US Renal Care, Inc.
5.08% (LIBOR + 5.00%), 06/26/2026(1)		3,296,238	3,289,020
USI, Inc.
3.13% (LIBOR + 3.00%), 05/16/2024(1)		3,088,832	3,066,221
3.38% (LIBOR + 3.25%), 12/02/2026(1)		3,582,035	3,556,280
Western Digital Corp.
1.84% (LIBOR + 1.75%), 04/29/2023(1)		1,823,124	1,822,358
Windstream Services II LLC
7.25% (LIBOR + 6.25%), 09/21/2027(1)		73,069	73,289
Woof Holdings, Inc.
4.50% (LIBOR + 3.75%), 12/21/2027(1)		3,696,425	3,698,754
Wyndham Hotels & Resorts, Inc.
1.83% (LIBOR + 1.75%), 05/30/2025(1)		194,000	192,576
Zayo Group Holdings, Inc.
3.08% (LIBOR + 3.00%), 03/09/2027(1)		8,610,592	8,530,255

Total Bank Loans (Cost: $988,546,313)			990,666,273

	Shares		Value
COMMON STOCKS – 0.10%
Communications – 0.08%
Clear Channel Outdoor Holdings, Inc. - Class A(11)		2,064,946	5,596,004
iHeartMedia, Inc. - Class A(11)		498,998	12,484,930
iHeartMedia, Inc. - Class B(11)(16)		365,379	8,227,604

Total Communications			26,308,538

Consumer Discretionary – 0.02%
Neiman Marcus Group, Inc.(11)(16)(17)		62,326	6,693,189

Total Consumer Discretionary			6,693,189

Energy – 0.00%(12)
Noble Corp.(2)(11)(16)		1,867	45,469
Noble Corp.(11)(17)		15,565	421,189

Total Energy			466,658

Financials – 0.00%(12)
Voyager Aviation Holdings LLC(2)(11)(13)(16)		31	—

Total Financials			—

Industrials – 0.00%(12)
AMI Investments LLC(11)(16)(17)		206,310	1,179,061

Total Industrials			1,179,061

Total Common Stocks (Cost: $29,822,378)			34,647,446

CONVERTIBLE PREFERRED STOCKS – 0.14%
Consumer, Non-cyclical – 0.03%
Bunge Ltd., 4.88%		82,179	9,857,371

Total Consumer, Non-cyclical			9,857,371

Financials – 0.11%
Bank of America Corp, 7.25%		13,698	19,758,269
Wells Fargo & Co., 7.50%		12,284	18,204,888

Total Financials			37,963,157

Total Convertible Preferred Stocks (Cost: $44,875,494)			47,820,528

PREFERRED STOCKS – 0.07%
Communications – 0.07%
AT&T Mobility II LLC, 7.00%(11)(16)(17)		1,036,052	24,096,394

Total Communications			24,096,394

Financials – 0.00%(12)
Cayenne Aviation Holdings LLC(2)(11)(16)		186	7,400

Total Financials			7,400

Total Preferred Stocks (Cost: $28,083,994)			24,103,794

WARRANTS – 0.00%(12)
Communications – 0.00%(12)
Windstream Holdings II LLC, expires 09/21/2055(11)(16)		9,444	80,664

Total Communications			80,664

Total Warrants (Cost: $91,586)			80,664

SHORT-TERM INVESTMENTS – 16.97%
Money Market Funds – 3.90%
Fidelity Institutional Money Market Government Fund - Class I, 0.01%(14)		1,312,397,415	1,312,397,415

Total Money Market Funds (Cost: $1,312,397,415)			1,312,397,415

	Principal Amount		Value
Government Related – 0.05%
Republic of Argentina, 0.00%, 12/31/2021	ARS	80,883,930	889,919
Republic of Argentina, 0.00%, 02/28/2022		736,915,000	9,296,484
Republic of Argentina, 0.00%, 03/31/2022		297,048,000	3,633,961

Total Government Related (Cost: $12,687,407)			13,820,364

Repurchase Agreements – 2.05%
Bank of America Securities, Inc., 0.03% dated 09/29/2021, due 10/01/2021, repurchase price $312,600,521 (collateralized by U.S. Treasury Bond, value $319,997,652, 3.00%, 02/15/2047)		$312,600,000	312,600,000
Bank of America Securities, Inc., 0.04% dated 09/27/2021, due 10/05/2021, repurchase price $300,002,000 (collateralized by U.S. Treasury Note, value $306,197,636, 2.13%, 05/15/2025)		300,000,000	300,000,000
BNP Paribas SA, 0.03% dated 09/30/2021, due 10/01/2021, repurchase price $76,200,064 (collateralized by U.S. Treasury Inflation Indexed Bond, value $77,904,543, 0.13%, 01/15/2030)		76,200,000	76,200,000

Total Repurchase Agreements (Cost: $688,800,000)			688,800,000

U.S. Treasury Bills – 10.57%
U.S. Cash Management Bill, 0.00%, 12/14/2021		53,585,000	53,581,365
U.S. Cash Management Bill, 0.00%, 12/21/2021		59,090,000	59,086,277
U.S. Cash Management Bill, 0.00%, 01/11/2022		486,100,000	486,058,681
U.S. Cash Management Bill, 0.00%, 01/25/2022		160,100,000	160,076,786
U.S. Cash Management Bill, 0.00%, 02/01/2022		234,700,000	234,668,968
U.S. Treasury Bill, 0.00%, 10/05/2021		583,254,000	583,252,530
U.S. Treasury Bill, 0.00%, 10/07/2021		338,620,000	338,617,884
U.S. Treasury Bill, 0.00%, 12/02/2021		161,700,000	161,689,742
U.S. Treasury Bill, 0.00%, 12/09/2021(9)		14,000,000	13,999,240
U.S. Treasury Bill, 0.00%, 01/06/2022		497,355,000	497,308,139
U.S. Treasury Bill, 0.00%, 01/20/2022		119,500,000	119,486,182
U.S. Treasury Bill, 0.00%, 01/27/2022		102,410,000	102,394,811
U.S. Treasury Bill, 0.00%, 02/10/2022(9)		407,755,000	407,687,720
U.S. Treasury Bill, 0.00%, 02/17/2022		226,800,000	226,758,405
U.S. Treasury Bill, 0.00%, 03/03/2022		100,000,000	99,981,406
U.S. Treasury Bill, 0.00%, 03/24/2022(9)		800,000	799,816
U.S. Treasury Bill, 0.00%, 03/31/2022(9)		9,200,000	9,197,456

Total U.S. Treasury Bills (Cost: $3,554,601,597)			3,554,645,408

Time Deposits – 0.40%
ANZ, London, 0.01% due 10/01/2021		8,509,501	8,509,501
BNP Paribas, Paris, -1.42% due 10/01/2021	CHF	117,822	126,426
BNP Paribas, Paris, -0.79% due 10/01/2021	EUR	3,019	3,497
Brown Brothers Harriman, -0.23% due 10/01/2021	AUD	300,706	217,395
Brown Brothers Harriman, 0.01% due 10/01/2021	NZD	88,908	61,377
Brown Brothers Harriman, 0.01% due 10/01/2021	CAD	544,841	430,161
Brown Brothers Harriman, 3.75% due 10/01/2021	ZAR	5,086,437	337,773
Citibank, London, -0.79% due 10/01/2021	EUR	2,563,796	2,969,773
Citibank, London, 0.01% due 10/01/2021	GBP	1,319,250	1,777,558
Nordea Bank ABP, Oslo, 0.01% due 10/01/2021	NOK	1,548	177

Skandinaviska Enskilda Banken AB, Stockholm, -0.27% due 10/01/2021	SEK	731	84
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 10/01/2021		$121,568,157	121,568,157

Total Time Deposits (Cost: $136,001,879)			136,001,879

Total Short-Term Investments (Cost: $5,704,488,298)			5,705,665,066

TOTAL INVESTMENTS IN SECURITIES – 111.27%
(Cost: $37,045,057,216)			37,417,101,985

TBA SALE COMMITMENTS – (0.81)%
Mortgage-Backed Obligations – (0.81)%
Fannie Mae
2.00%, 10/01/2051(15)		(244,000,000)	(244,657,658)
2.50%, 12/01/2051(15)		(27,400,000)	(28,131,023)

Total TBA Sale Commitments (Proceeds Received: $(274,577,906))			(272,788,681)

LIABILITIES IN EXCESS OF OTHER ASSETS – (10.46)%			(3,516,533,281)

TOTAL NET ASSETS – 100.00%			$33,627,780,023

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ARS Argentine Peso

AUD Australian Dollar

BRL Brazilian Real

CAD Canadian Dollar

CHF Swiss Franc

EUR Euro

GBP British Pound

IDR Indonesian Rupiah

INR Indian Rupee

MXN Mexican Peso

NOK Norwegian Krone

NZD New Zealand Dollar

PEN Peruvian Sol

SEK Swedish Krona

ZAR South African Rand

(1)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2021.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $7,077,218,968, which represents 21.05% of total net assets.

(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of September 30, 2021.
(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of September 30, 2021.
(5)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(6)	Security in default as of September 30, 2021. The value of these securities totals $48,620,235, which represents 0.14% of total net assets.
(7)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(8)	Inflation protected security. The value of these securities totals $125,494,389, which represents 0.37% of total net assets.
(9)	Assigned as collateral for certain futures contracts, swap contracts and delayed delivery securities. The value of these pledged issues totals $114,144,559, which represents 0.34% of total net assets.
(10)	Delayed delivery purchase commitment security. The value of these securities totals $3,488,824,578, which represents 10.37% of total net assets.
(11)	Non-income producing security.
(12)	Amount calculated is less than 0.005%.
(13)	Amount calculated is less than $0.5.
(14)	Represents annualized seven-day yield as of the close of the reporting period.
(15)	Delayed delivery sale commitment security. The value of these securities totals $(272,788,681), which represents (0.81)% of total net assets.
(16)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $40,329,781, which represents 0.12% of total net assets.
(17)	Security that is restricted at September 30, 2021. The value of the restricted securities totals $86,469,409, which represents 0.26% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
275	Australian 10 Year Bond Future	Goldman Sachs	Dec. 2021	AUD	39,570,642	$28,126,338	$(481,257)
586	Euro-Btp Future	Goldman Sachs	Dec. 2021	EUR	90,187,280	103,142,610	(1,325,824)
1,687	U.S. 2 Year Note Future	Citigroup Global Markets	Dec. 2021		$371,440,508	371,232,259	(208,249)
1,903	U.S. 2 Year Note Future	Goldman Sachs	Dec. 2021		418,996,477	418,764,072	(232,405)
2,961	U.S. 5 Year Note Future	Citigroup Global Markets	Dec. 2021		365,764,461	363,439,619	(2,324,842)
952	U.S. 5 Year Note Future	Goldman Sachs	Dec. 2021		116,873,996	116,850,563	(23,433)
8,266	U.S. 10 Year Note Future	Goldman Sachs	Dec. 2021		1,102,064,156	1,087,883,094	(14,181,062)
1,538	U.S. Long Bond Future	Goldman Sachs	Dec. 2021		249,744,766	244,878,438	(4,866,328)
2	U.S. Ultra 10 Year Note Future	Citigroup Global Markets	Dec. 2021		296,229	290,500	(5,729)
310	U.S. Ultra 10 Year Note Future	Goldman Sachs	Dec. 2021		45,885,103	45,027,500	(857,603)
41	U.S. Ultra Bond Future	Citigroup Global Markets	Dec. 2021		8,069,547	7,833,563	(235,984)
3,195	U.S. Ultra Bond Future	Goldman Sachs	Dec. 2021		626,967,520	610,444,688	(16,522,832)

							(41,265,548)

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(320)	Euro-Bund Future	Goldman Sachs	Dec. 2021	EUR	(55,123,200)	$(62,947,518)	$904,440
(4,270)	U.S. 10 Year Note Future	Goldman Sachs	Dec. 2021		$(569,523,094)	(561,972,031)	7,551,063
(330)	U.S. Long Bond Future	Goldman Sachs	Dec. 2021		(53,949,844)	(52,542,188)	1,407,656
(1,863)	U.S. Ultra 10 Year Note Future	J.P. Morgan	Dec. 2021		(274,763,391)	(270,600,750)	4,162,641
(324)	U.S. Ultra Bond Future	Goldman Sachs	Dec. 2021		(64,607,107)	(61,904,250)	2,702,857
(132)	U.S. Ultra Bond Future	J.P. Morgan	Dec. 2021		(25,865,046)	(25,220,250)	644,796

							17,373,453

							$(23,892,095)

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
BRL*	22,100,000	USD	4,057,726	10/04/21	BNP Paribas	$484
BRL*	22,000,000	USD	4,032,184	10/04/21	J.P. Morgan	7,663
INR*	156,988,000	USD	2,081,241	12/15/21	J.P. Morgan	16,046
MXN	1,040,796,152	USD	49,479,256	10/05/21	J.P. Morgan	933,480
NOK	330,585,000	USD	37,410,873	11/17/21	Morgan Stanley	392,434
RUB*	1,235,489,880	USD	16,386,242	10/22/21	Bank Of America	539,561
RUB*	784,106,120	USD	10,406,019	10/22/21	Goldman Sachs	335,976
RUB*	1,575,887,393	USD	21,086,334	11/22/21	Bank Of America	392,273
RUB*	443,708,607	USD	5,949,910	11/22/21	Goldman Sachs	97,630
RUB*	775,357,769	USD	10,395,347	12/20/21	Bank Of America	106,497
RUB*	1,244,238,645	USD	16,723,327	12/20/21	Goldman Sachs	129,283
USD	10,264,000	ZAR	149,859,532	10/04/21	Bank Of America	312,342
USD	42,109,623	BRL*	229,051,084	10/04/21	BNP Paribas	49,102
USD	484,549,021	EUR	410,220,000	10/04/21	BNP Paribas	9,370,722
USD	133,842	JPY	14,700,000	10/04/21	BNP Paribas	1,761
USD	80,306,622	BRL*	426,300,000	10/04/21	Goldman Sachs	2,025,393
USD	467,955	PEN*	1,843,556	10/04/21	Goldman Sachs	22,059
USD	4,313,000	ZAR	63,191,424	10/04/21	Goldman Sachs	116,674
USD	10,013,987	EUR	8,565,000	10/04/21	J.P. Morgan	92,720
USD	376,760,555	GBP	273,813,000	10/04/21	J.P. Morgan	7,824,866
USD	41,293,382	BRL*	224,611,220	10/04/21	Morgan Stanley	48,150
USD	53,213,973	MXN	1,074,672,152	10/05/21	BNP Paribas	1,160,395
USD	1,003,285	MXN	20,058,000	10/27/21	BNP Paribas	35,036
USD	362,712,228	GBP	268,238,000	11/02/21	Bank Of America	1,274,660
USD	442,341,054	EUR	381,468,000	11/02/21	BNP Paribas	219,247
USD	10,345,257	PEN*	40,911,353	11/03/21	Bank Of America	457,436
USD	8,080,124	BRL*	42,895,760	11/03/21	BNP Paribas	240,341
USD	22,424,568	PEN*	91,546,052	11/04/21	BNP Paribas	299,692
USD	10,109,983	CAD	12,652,000	11/17/21	BNP Paribas	121,675
USD	2,947,921	EUR	2,498,927	11/19/21	Citibank	50,665
USD	2,951,221	EUR	2,498,927	11/19/21	Morgan Stanley	53,965
USD	12,066,083	BRL*	64,381,000	12/02/21	Bank Of America	362,543
USD	13,732,654	ZAR	197,009,000	12/13/21	Goldman Sachs	779,183
USD	8,775,569	CAD	11,105,000	12/15/21	BNP Paribas	8,148
USD	64,388,560	ZAR	930,333,416	12/15/21	Goldman Sachs	3,235,513
USD	7,360,701	ZAR	106,384,088	02/18/22	Bank Of America	430,582
USD	657,013	ZAR	10,032,066	02/18/22	J.P. Morgan	3,500
USD	28,172,679	ZAR	413,653,000	02/25/22	Deutshe Bank	1,252,370
USD	5,755,660	ZAR	88,253,000	03/18/22	Goldman Sachs	28,816
USD	4,060,932	BRL*	22,900,000	04/04/22	BNP Paribas	6,715
USD	4,078,929	BRL*	23,400,000	07/05/22	BNP Paribas	25,199
USD	4,367,448	BRL*	24,000,000	07/05/22	J.P. Morgan	209,777
USD	55,008,038	BRL*	314,800,000	10/04/22	Goldman Sachs	1,669,111
USD	20,969,969	BRL*	121,500,000	10/04/22	J.P. Morgan	383,312

		Total Unrealized Appreciation				35,122,997

BRL*	206,951,084	USD	39,113,415	10/04/21	BNP Paribas	(1,111,104)
BRL*	426,300,000	USD	80,126,007	10/04/21	Goldman Sachs	(1,844,778)
BRL*	493,000,000	USD	91,199,389	10/04/21	J.P. Morgan	(670,078)
BRL*	224,611,220	USD	41,534,676	10/04/21	Morgan Stanley	(289,444)
BRL*	426,300,000	USD	79,935,547	11/03/21	Goldman Sachs	(2,023,438)
EUR	6,052,000	USD	7,163,999	10/04/21	Bank Of America	(153,665)
EUR	1,119,000	USD	1,323,137	10/04/21	Goldman Sachs	(26,943)
EUR	25,915,000	USD	30,456,332	10/04/21	J.P. Morgan	(437,695)
EUR	4,231,000	USD	5,008,334	10/04/21	Morgan Stanley	(107,355)
GBP	268,238,000	USD	362,696,268	10/04/21	Bank Of America	(1,272,336)
GBP	3,824,000	USD	5,242,186	10/04/21	BNP Paribas	(89,728)

GBP	1,751,000	USD	2,422,116	10/04/21	Morgan Stanley	(62,818)
IDR*	160,143,365,228	USD	11,145,062	11/15/21	J.P. Morgan	(16,692)
IDR*	52,422,127,128	USD	3,646,503	11/15/21	Morgan Stanley	(3,687)
IDR*	183,597,617,297	USD	12,755,149	12/15/21	Goldman Sachs	(41,592)
INR*	1,926,977,150	USD	25,927,238	12/15/21	Bank Of America	(183,718)
MXN	33,876,000	USD	1,668,640	10/05/21	BNP Paribas	(27,798)
MXN	265,851,000	USD	13,098,044	10/27/21	Goldman Sachs	(264,772)
MXN	132,419,000	USD	6,559,683	11/08/21	BNP Paribas	(178,631)
MXN	1,074,672,152	USD	52,479,864	01/12/22	BNP Paribas	(1,165,855)
PEN*	46,000,000	USD	11,164,676	01/18/22	BNP Paribas	(95,571)
PEN*	52,893,080	USD	12,795,578	01/18/22	J.P. Morgan	(67,773)
SEK	313,210,000	USD	36,198,851	11/17/21	BNP Paribas	(410,057)
USD	91,579,977	BRL*	515,000,000	10/04/21	J.P. Morgan	(2,989,183)
USD	131,774	JPY	14,700,000	11/02/21	BNP Paribas	(334)
USD	323,655	ZAR	5,171,000	02/25/22	Goldman Sachs	(12,871)
USD	4,046,684	BRL*	22,867,000	04/04/22	J.P. Morgan	(1,691)
ZAR	43,770,000	USD	2,986,441	02/25/22	Goldman Sachs	(137,913)

			Total Unrealized Depreciation			(13,687,520)

			Net Unrealized Appreciation			$21,435,477

* Non-deliverable forward

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Peruvian Sol
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at September 30, 2021	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T, Inc.	1.00%	12/20/2024	0.40%	$5,200,000	$27,313	$75,279	$102,592
AT&T, Inc.	1.00	6/20/2026	0.55	6,900,000	120,569	25,556	146,125
CDX.EM.28	1.00	12/20/2022	0.94	9,588,000	(201,276)	211,276	10,000
CDX.EM.29	1.00	6/20/2023	0.96	1,880,000	(31,920)	33,912	1,992
CDX.EM.30	1.00	12/20/2023	1.09	6,768,000	(184,726)	172,723	(12,003)
CDX.EM.31	1.00	6/20/2024	1.07	8,178,000	(283,672)	269,694	(13,978)
CDX.EM.32	1.00	12/20/2024	1.15	12,090,000	(547,801)	494,320	(53,481)
CDX.EM.34	1.00	12/20/2025	2.02	3,500,000	(211,840)	71,122	(140,718)
CDX.EM.35	1.00	6/20/2026	1.72	200,000	(1,761)	(4,597)	(6,358)
CDX.EM.36	1.00	12/20/2026	1.82	3,400,000	(121,010)	(13,148)	(134,158)
CDX.NA.HY.35	5.00	12/20/2025	2.67	500,000	39,756	6,372	46,128
CDX.NA.HY.36	5.00	6/20/2026	2.85	297,200,000	25,734,604	2,114,349	27,848,953
CDX.NA.HY.37	5.00	12/20/2026	3.00	89,800,000	8,506,503	(11,309)	8,495,194
CDX.NA.HY.S37V1	5.00	12/20/2026	3.00	71,395,000	6,897,471	(143,413)	6,754,058
CDX.NA.IG.S37V1	1.00	12/20/2026	0.53	209,310,000	5,100,865	(41,803)	5,059,062
Chile Government International	1.00	12/20/2026	0.87	50,730,000	567,353	(223,972)	343,381
General Electric Co.	1.00	12/20/2023	0.35	700,000	(18,071)	28,387	10,316
Indonesia Government International	1.00	12/20/2026	0.82	84,060,000	848,229	(41,361)	806,868
iTraxx Asia ex-Japan IG Series 36 Version 1 Index	1.00	12/20/2026	0.84	10,100,000	63,341	18,215	81,556
Mexico Government International	1.00	12/20/2026	1.01	169,100,000	599,483	(675,367)	(75,884)

					$46,903,410	$2,366,235	$49,269,645

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Deutsche Bank	CMBX.NA.AAA.10	0.50%	Monthly	11/17/2059	0.31%		$16,450,000	$(265,483)	$416,703	$151,220
Goldman Sachs	CMBX.NA.AAA.10	0.50	Monthly	12/16/2072	0.47		205,400,000	568,276	(140,977)	427,299
Morgan Stanley	CMBX.NA.AAA.10	0.50	Monthly	12/16/2072	0.47		157,900,000	642,296	(313,813)	328,483
J.P. Morgan	Barclays Bank Plc	1.00	Quarterly	6/20/2024	0.29	EUR	1,000,000	7,702	15,391	23,093
Goldman Sachs	Brazilian Government International	1.00	Quarterly	12/20/2024	1.42		$3,200,000	(33,525)	(7,632)	(41,157)
Goldman Sachs	Federative Republic of Brazil	1.00	Quarterly	6/20/2024	1.30		300,000	(5,712)	3,400	(2,312)
J.P. Morgan	Mexico Government International	1.00	Quarterly	6/20/2026	0.92		100,000	(561)	976	415
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2024	0.57		300,000	(1,724)	5,944	4,220
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2026	1.01		1,800,000	3,552	(4,360)	(808)
Goldman Sachs	Republic of South Africa	1.00	Quarterly	6/20/2024	1.29		4,700,000	(118,030)	82,289	(35,741)
J.P. Morgan	Republic of South Africa	1.00	Quarterly	6/20/2023	0.93		9,400,000	(300,117)	314,067	13,950
Goldman Sachs	Russia Emerging Markets SPMYC	1.00	Quarterly	12/20/2022	0.33		1,500,000	(13,373)	26,321	12,948
J.P. Morgan	Russia Emerging Markets SPMYC	1.00	Quarterly	6/20/2023	0.40		18,200,000	(246,179)	441,029	194,850
Goldman Sachs	Russian Foreign Bond - Eurobon	1.00	Quarterly	12/20/2024	0.58		16,400,000	66,123	162,643	228,766
Goldman Sachs	Teva Pharmaceutical Finance Ne	1.00	Quarterly	6/20/2022	1.23		210,000	(6,967)	6,687	(280)
Goldman Sachs	United Mexican States	1.00	Quarterly	6/20/2023	0.37		29,900,000	(112,795)	446,271	333,476
Goldman Sachs	United Mexican States	1.00	Quarterly	12/20/2023	0.42		9,100,000	(112,452)	233,364	120,912
J.P. Morgan	United Mexican States	1.00	Quarterly	12/20/2023	0.42		5,400,000	(62,153)	133,903	71,750
J.P. Morgan	United Mexican States	1.00	Quarterly	6/20/2024	0.51		100,000	(952)	2,320	1,368
Morgan Stanley	United Mexican States	1.00	Quarterly	12/20/2022	0.29		3,800,000	1,878	32,375	34,253

								$9,804	$1,856,901	$1,866,705

Centrally Cleared Inflation Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
—%	10-Year GBP Inflation Linked	Received	9/15/2031	GBP	13,100,000	$(162,193)	$285,070	$122,877
—	10-Year GBP Inflation Linked	Received	9/15/2031		6,800,000	27,874	22,771	50,645
—	10-Year GBP Inflation Linked	Paid	9/15/2031		7,300,000	(6,154)	(9,792)	(15,946)

						$(140,473)	$298,050	$157,577

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
(0.45)%	6 Month EURIBOR	Received	Semi-Annual	12/29/2023	EUR	2,800,000	$—	$6,973	$6,973
(0.43)	6 Month EURIBOR	Received	Semi-Annual	6/28/2024		2,700,000	—	3,912	3,912
(0.40)	6 Month EURIBOR	Received	Semi-Annual	12/30/2024		1,200,000	—	4,143	4,143
(0.36)	6 Month EURIBOR	Received	Semi-Annual	6/30/2025		2,300,000	—	6,112	6,112
(0.33)	6 Month EURIBOR	Received	Semi-Annual	12/30/2025		1,400,000	—	6,151	6,151
(0.29)	6 Month EURIBOR	Received	Semi-Annual	6/30/2026		700,000	—	2,624	2,624
(0.15)	6 Month EURIBOR	Received	Semi-Annual	3/18/2030		16,100,000	248,855	92,673	341,528
—	BRL-CDI-Compounded	Paid	Quarterly	1/3/2022	BRL	400,000	(2)	(495)	(497)
—	BRL-CDI-Compounded	Paid	Quarterly	1/3/2022		46,400,000	—	(61,108)	(61,108)
—	BRL-CDI-Compounded	Paid	Quarterly	1/3/2022		870,300,000	(149,981)	(1,261,074)	(1,411,055)
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		23,300,000	—	61,200	61,200
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		47,100,000	(50)	125,450	125,400
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		2,400,000	—	6,332	6,332
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		3,000,000	—	7,957	7,957
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		12,200,000	—	31,922	31,922
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		4,400,000	—	11,467	11,467
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		15,100,000	—	38,833	38,833
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		15,100,000	—	39,112	39,112
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		17,900,000	—	45,825	45,825
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		12,300,000	—	31,547	31,547
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		57,900,000	—	148,633	148,633
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		70,000,000	(103,494)	183,219	79,725
—	BRL-CDI-Compounded	Paid	Quarterly	1/3/2022		280,700,000	3,437	(613,412)	(609,975)
0.25	6 Month EURIBOR	Received	Semi-Annual	3/16/2032	EUR	118,600,000	(2,275,883)	1,817,610	(458,273)
0.50	3 Month USD LIBOR	Paid	Quarterly	6/16/2028		$73,854,000	(3,972,505)	235,529	(3,736,976)
0.50	6 Month EURIBOR	Received	Semi-Annual	6/17/2050	EUR	9,000,000	(280,453)	221,389	(59,064)
0.75	3 Month USD LIBOR	Paid	Quarterly	6/16/2031		$286,950,000	(24,198,165)	4,208,977	(19,989,188)
0.75	3 Month USD LIBOR	Received	Quarterly	6/16/2031		14,100,000	681,352	300,938	982,290
0.75	Sterling Overnight Index Average	Received	Annual	3/16/2032	GBP	17,100,000	(131,846)	605,850	474,004
0.75	Sterling Overnight Index Average	Received	Annual	3/16/2052		6,000,000	(105,340)	610,632	505,292
1.00	3 Month USD LIBOR	Received	Quarterly	12/16/2030		$3,497,000	16,637	125,764	142,401
1.03	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		224,440,000	—	(1,420,478)	(1,420,478)
1.03	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		166,015,000	—	(1,024,560)	(1,024,560)
1.07	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		112,220,000	—	(604,050)	(604,050)
1.25	3 Month USD LIBOR	Received	Quarterly	12/15/2026		1,300,000	(28,073)	21,400	(6,673)
1.25	3 Month USD LIBOR	Received	Quarterly	6/17/2027		2,700,000	(17,152)	(3,833)	(20,985)
1.25	3 Month USD LIBOR	Received	Quarterly	12/16/2050		48,900,000	4,876,960	1,765,786	6,642,746
1.39	3 Month USD LIBOR	Paid	Quarterly	9/28/2025		273,250,000	—	(200,093)	(200,093)
1.50	3 Month USD LIBOR	Paid	Quarterly	12/15/2028		13,687,000	298,163	(190,591)	107,572
1.50	3 Month USD LIBOR	Received	Quarterly	6/17/2050		81,200,000	(14,691,221)	20,790,003	6,098,782
1.77	3 Month USD LIBOR	Received	Quarterly	7/24/2053		18,750,000	—	777,394	777,394
1.79	3 Month USD LIBOR	Received	Quarterly	7/24/2053		13,870,000	—	534,501	534,501
1.81	3 Month USD LIBOR	Received	Quarterly	7/24/2053		9,375,000	—	311,929	311,929
1.87	3 Month USD LIBOR	Received	Quarterly	9/28/2053		23,320,000	—	472,212	472,212
2.25	3 Month USD LIBOR	Received	Quarterly	3/12/2050		3,200,000	(9,656)	(297,089)	(306,745)
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		94,300,000	1,568,137	6,304,901	7,873,038
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		107,900,000	(996,154)	10,004,646	9,008,492
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400,000	558,267	7,609,538	8,167,805
3.00	3 Month USD LIBOR	Paid	Quarterly	6/19/2029		$47,200,000	3,063,090	2,992,823	6,055,913
4.47	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023	MXN	65,200,000	—	(71,449)	(71,449)
4.50	Mexico Interbank TIIE 28 Day	Paid	Lunar	3/3/2023		416,900,000	(2,389)	(450,359)	(452,748)
4.52	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		130,500,000	—	(138,513)	(138,513)
4.55	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		551,500,000	8,319	(582,285)	(573,966)
4.57	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		65,200,000	—	(67,182)	(67,182)
4.58	Mexico Interbank TIIE 28 Day	Received	Lunar	6/10/2022		4,000,000	—	1,383	1,383
4.65	Mexico Interbank TIIE 28 Day	Received	Lunar	5/10/2022		15,400,000	208	3,671	3,879
4.74	Mexico Interbank TIIE 28 Day	Received	Lunar	6/3/2022		3,900,000	—	1,062	1,062
4.83	Mexico Interbank TIIE 28 Day	Received	Lunar	5/27/2022		1,600,000	—	368	368
4.85	3 Month ZAR SAJIBOR	Paid	Quarterly	1/11/2026		ZAR 151,700,000	(42,203)	(349,673)	(391,876)
4.85	3 Month ZAR SAJIBOR	Paid	Quarterly	1/7/2026		41,600,000	(22)	(105,881)	(105,903)
4.92	3 Month ZAR SAJIBOR	Paid	Quarterly	2/1/2026		103,000,000	(22,483)	(238,444)	(260,927)
5.12	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/6/2025	MXN	2,000,000	(134)	(5,335)	(5,469)
5.16	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/6/2025		1,700,000	—	(4,655)	(4,655)
5.28	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/23/2025		700,000	—	(1,761)	(1,761)
5.28	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/30/2025		1,600,000	—	(4,061)	(4,061)
5.54	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/4/2027		3,400,000	1	(12,342)	(12,341)
5.97	3 Month ZAR SAJIBOR	Received	Quarterly	3/10/2026	ZAR	2,100,000	9	27	36
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027	MXN	25,800,000	(15,624)	18,631	3,007
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037		900,000	3,105	(1,187)	1,918
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300,000	(1,703)	23,816	22,113
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300,000	4,379	(1,770)	2,609
7.61	Mexico Interbank TIIE 28 Day	Received	Lunar	1/23/2023		222,400,000	92,934	(329,502)	(236,568)
7.75	Mexico Interbank TIIE 28 Day	Paid	Lunar	1/5/2023		1,400,000	—	1,522	1,522
7.81	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800,000	—	3,222	3,222
7.82	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800,000	(252)	3,502	3,250
7.87	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		3,400,000	—	4,052	4,052
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/16/2022		2,000,000	—	2,222	2,222
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		36,000,000	6,747	36,489	43,236
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800,000	—	(1,509)	(1,509)
7.98	Mexico Interbank TIIE 28 Day	Received	Lunar	12/10/2027		3,300,000	(19)	(6,715)	(6,734)
7.99	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		100,000	—	(213)	(213)
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200,000	(7,930)	(35,891)	(43,821)
8.03	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		1,600,000	11	(3,501)	(3,490)
8.05	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		2,400,000	523	(5,881)	(5,358)

							$(35,621,600)	$52,570,982	$16,949,382

Lunar—payment frequency equal periods of 28 days (a lunar month).

Bridge Builder Municipal Bond Fund

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS – 96.29%
Alabama – 1.93%
Alabama Community College System
3.00%, 11/01/2023	$630,000	$662,462
4.00%, 11/01/2024	190,000	209,514
Alabama Community College System ACCS Enhancements Fee Revenue
4.00%, 09/01/2035	430,000	515,125
4.00%, 09/01/2036	400,000	478,390
4.00%, 09/01/2037	750,000	894,728
4.00%, 09/01/2038	640,000	761,408
4.00%, 09/01/2039	625,000	740,809
4.00%, 09/01/2040	610,000	720,667
4.00%, 09/01/2041	525,000	618,391
4.00%, 09/01/2046	1,950,000	2,267,037
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2031	4,845,000	5,476,313
5.00%, 09/01/2036	10,000,000	11,949,119
Alabama Public School & College Authority
5.00%, 11/01/2025	5,000,000	5,914,836
5.00%, 06/01/2035	4,000,000	4,582,326
5.00%, 11/01/2037	47,500,000	61,283,351
Birmingham Airport Authority
5.00%, 07/01/2028	700,000	882,961
5.00%, 07/01/2030	1,000,000	1,311,923
5.00%, 07/01/2031	350,000	456,051
5.00%, 07/01/2032	300,000	390,116
5.00%, 07/01/2034	800,000	1,033,434
Black Belt Energy Gas District
4.00%, 10/01/2049(1)	2,000,000	2,297,275
City of Montgomery AL
4.00%, 12/01/2036	400,000	482,668
4.00%, 12/01/2037	500,000	600,499
County of Jefferson AL
5.00%, 04/01/2023	1,550,000	1,657,613
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	1,500,000	1,652,601
5.25%, 10/01/2048	1,650,000	1,825,157
5.50%, 10/01/2053	715,000	794,085
Health Care Authority of the City of Huntsville
4.00%, 06/01/2045	2,500,000	2,874,071
5.00%, 06/01/2036	2,600,000	3,302,793
5.00%, 06/01/2037	3,300,000	4,173,734
Homewood Educational Building Authority
4.00%, 12/01/2038	1,385,000	1,587,893
5.00%, 12/01/2041	2,750,000	2,900,985
Industrial Development Board of the City of Mobile Alabama
1.00%, 06/01/2034(1)	3,870,000	3,915,307
2.90%, 07/15/2034(1)	200,000	210,433
Lower Alabama Gas District
4.00%, 12/01/2050(1)	15,610,000	17,581,070
5.00%, 09/01/2027	2,710,000	3,300,841
Mobile County Board of School Commissioners
5.00%, 03/01/2028	1,030,000	1,211,006
Montgomery Medical Clinic Board
5.00%, 03/01/2029	1,000,000	1,139,542
Southeast Alabama Gas Supply District
0.91% (1 Month LIBOR USD + 0.85%), 06/01/2049(2)	5,365,000	5,398,853
4.00%, 06/01/2049(1)	11,010,000	11,947,525
Southeast Energy Authority A Cooperative District
4.00%, 11/01/2051(1)	15,000,000	17,640,501
Tuscaloosa County Industrial Development Authority
4.50%, 05/01/2032(3)	2,787,000	2,994,007
5.25%, 05/01/2044(3)	6,700,000	7,748,935
University of Alabama
4.00%, 06/01/2033	1,070,000	1,260,567
Water Works Board of the City of Birmingham
5.00%, 01/01/2023	430,000	455,693

Total Alabama		200,102,615

Alaska – 0.13%
Alaska Industrial Development & Export Authority
5.00%, 10/01/2030	1,385,000	1,734,287
Northern Tobacco Securitization Corp.
0.50%, 06/01/2031	965,000	953,262
4.00%, 06/01/2034	1,000,000	1,198,603
4.00%, 06/01/2050	3,570,000	4,089,526
5.00%, 06/01/2030	500,000	646,377
5.00%, 06/01/2031	875,000	1,152,183
5.00%, 06/01/2032	875,000	1,138,665
5.00%, 06/01/2033	750,000	971,317
State of Alaska International Airports System
5.00%, 10/01/2029	1,600,000	2,042,940

Total Alaska		13,927,160

Arizona – 2.57%
Apache County Industrial Development Authority
4.50%, 03/01/2030	1,000,000	1,015,832
Arizona Health Facilities Authority
4.00%, 01/01/2043	24,000,000	24,225,494
5.00%, 02/01/2042	2,000,000	2,030,703
Arizona Industrial Development Authority
3.00%, 12/15/2031(3)	400,000	417,451
4.00%, 07/01/2031	310,000	361,580
4.00%, 07/15/2041(3)	265,000	290,386
4.00%, 12/15/2041(3)	600,000	652,850
4.00%, 07/15/2050(3)	1,500,000	1,592,306
4.00%, 07/01/2051	1,825,000	1,931,306
4.00%, 07/15/2051(3)	500,000	542,763
4.00%, 12/15/2051(3)	925,000	992,443
4.00%, 07/15/2056(3)	475,000	511,830
5.00%, 02/01/2034	2,585,000	3,387,531
5.00%, 07/15/2040(3)	835,000	946,676
5.00%, 07/01/2049(3)	650,000	722,781
5.00%, 07/15/2049(3)	500,000	560,863
5.00%, 07/15/2050(3)	2,365,000	2,651,536
5.50%, 07/01/2052(3)	655,000	708,608
Arizona State University
5.00%, 07/01/2023	735,000	761,525
Chandler Industrial Development Authority
5.00%, 06/01/2049(1)	18,960,000	21,176,358
City of Glendale AZ
5.00%, 07/01/2030	1,780,000	2,172,299
City of Mesa AZ
4.00%, 07/01/2028	1,265,000	1,489,117
City of Phoenix AZ
4.00%, 07/01/2022	900,000	925,767
City of Phoenix Civic Improvement Corp.
4.00%, 07/01/2045	5,000,000	5,572,979
5.00%, 07/01/2025	1,295,000	1,510,583
5.00%, 07/01/2026	1,675,000	2,002,064
5.00%, 07/01/2027	4,600,000	5,636,718
5.00%, 07/01/2028	1,070,000	1,319,804
5.00%, 07/01/2028	4,440,000	5,551,192
5.00%, 07/01/2029	725,000	921,446
5.00%, 07/01/2029	12,865,000	13,857,784
5.00%, 07/01/2030	1,000,000	1,251,907
5.00%, 07/01/2030	1,500,000	1,614,391
5.00%, 07/01/2031	725,000	903,884
5.00%, 07/01/2032	120,000	149,141
5.00%, 07/01/2032	800,000	969,361
5.00%, 07/01/2036	3,000,000	3,621,668
5.00%, 07/01/2042	540,000	646,279
5.00%, 07/01/2045	635,000	765,390
County of Pima AZ Sewer System Revenue
5.00%, 07/01/2022	10,000,000	10,358,108
Glendale Industrial Development Authority
4.00%, 07/01/2028	300,000	314,604
5.00%, 07/01/2025	790,000	913,864
5.00%, 07/01/2027	715,000	868,116
5.00%, 07/01/2028	490,000	607,246
5.00%, 07/01/2033	435,000	468,025
5.00%, 07/01/2038	450,000	481,689
5.00%, 07/01/2048	915,000	971,449
5.00%, 05/15/2056	1,375,000	1,547,738
Industrial Development Authority of the City of Phoenix
5.00%, 07/01/2030	700,000	845,048
5.00%, 07/01/2033	415,000	503,207
5.00%, 07/01/2034	765,000	925,768
5.00%, 07/01/2037	4,750,000	5,631,249
5.00%, 07/01/2038	1,295,000	1,555,855
5.00%, 07/01/2049	525,000	620,488
Industrial Development Authority of the County of Pima
4.00%, 04/01/2035	415,000	496,779
4.00%, 04/01/2036	420,000	500,757
4.00%, 04/01/2037	450,000	534,794
4.00%, 04/01/2038	520,000	616,351
4.00%, 04/01/2039	700,000	827,407
4.00%, 04/01/2040	675,000	795,983
4.75%, 06/15/2037(3)	2,250,000	2,274,691
5.00%, 04/01/2032	500,000	657,116
5.00%, 04/01/2033	575,000	753,062
5.00%, 04/01/2034	795,000	1,036,659
Industrial Development Authority of the County of Yavapai
0.15%, 04/01/2029(1)	3,150,000	3,149,741
2.20%, 03/01/2028(1)	2,100,000	2,191,499
Maricopa County Industrial Development Authority
5.00%, 01/01/2046(1)	3,210,000	3,835,942
5.00%, 07/01/2047	1,000,000	1,230,226
5.00%, 01/01/2048(1)	1,300,000	1,363,894
5.75%, 01/01/2036(3)	600,000	615,020
6.00%, 01/01/2048(3)	1,035,000	1,054,406
Maricopa County Pollution Control Corp.
0.11%, 06/01/2043(1)	5,000,000	5,000,000
0.11%, 06/01/2043(1)	15,000,000	15,000,000

Maricopa County Special Health Care District
4.00%, 07/01/2038	19,340,000	22,173,215
5.00%, 07/01/2025	5,000,000	5,834,394
5.00%, 07/01/2026	7,000,000	8,421,145
5.00%, 07/01/2033	6,555,000	8,661,397
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2022	1,200,000	1,214,127
5.00%, 01/01/2024	1,600,000	1,769,968
5.00%, 01/01/2033	1,000,000	1,232,722
Salt Verde Financial Corp.
5.00%, 12/01/2032	5,020,000	6,587,346
5.00%, 12/01/2037	3,500,000	4,815,842
State of Arizona
5.00%, 10/01/2021	740,000	740,000
5.00%, 10/01/2024	1,075,000	1,223,291
Tempe Industrial Development Authority
4.00%, 12/01/2022	205,000	211,364
4.00%, 12/01/2024	115,000	123,982
4.00%, 12/01/2038	1,190,000	1,314,285
5.00%, 12/01/2050	500,000	559,023
5.00%, 12/01/2054	750,000	837,000
Tender Option Bond Trust Receipts/Certificates
0.12%, 03/01/2029(1)(3)	1,515,000	1,515,000
0.17%, 07/01/2049(1)(3)	2,950,000	2,950,000
0.30%, 01/01/2061(1)(3)	1,000,000	1,000,000
University of Arizona
5.00%, 06/01/2038	1,955,000	2,449,660
5.00%, 06/01/2039	860,000	1,075,172
Western Maricopa Education Center District No 402
5.00%, 07/01/2022	2,000,000	2,071,316
5.00%, 07/01/2024	320,000	360,580
5.00%, 07/01/2025	1,410,000	1,644,727
Yuma & La Paz Counties Community College District
4.00%, 07/01/2031	345,000	422,594
4.00%, 07/01/2032	355,000	431,712
4.00%, 07/01/2033	370,000	448,291
4.00%, 07/01/2034	375,000	452,650
4.00%, 07/01/2035	350,000	421,472
4.00%, 07/01/2036	315,000	377,957

Total Arizona		266,249,609

Arkansas – 0.12%
Arkansas Development Finance Authority
1.20%, 03/01/2024(1)	5,000,000	5,038,807
3.13%, 07/01/2036	180,000	180,502
4.00%, 07/01/2025	150,000	161,530
4.00%, 07/01/2027	220,000	241,913
4.50%, 09/01/2049(3)	2,900,000	3,179,286
4.75%, 09/01/2049(3)	2,500,000	2,805,381
Arkansas Development Finance Authority Public Safety Charges Revenue
4.00%, 06/01/2029	930,000	1,098,127

Total Arkansas		12,705,546

California – 6.03%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2033	1,300,000	1,409,229
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500,000	2,928,708
5.00%, 10/01/2037	2,000,000	2,337,703
Alisal Union School District
5.25%, 08/01/2042	740,000	914,299
Anaheim Public Financing Authority
5.00%, 09/01/2029	1,860,000	2,339,508
Apple Valley Public Financing Authority
4.00%, 06/01/2031	585,000	706,308
Bay Area Toll Authority
0.50% (SIFMA Municipal Swap Index Yield + 0.45%), 04/01/2056(2)	10,000,000	10,111,868
1.30% (SIFMA Municipal Swap Index Yield + 1.25%), 04/01/2036(2)	1,000,000	1,052,400
2.10%, 04/01/2045(1)	2,790,000	2,794,056
2.85%, 04/01/2047(1)	1,000,000	1,073,096
2.95%, 04/01/2047(1)	1,170,000	1,275,348
California Community Choice Financing Authority
4.00%, 02/01/2052(1)	7,500,000	9,089,617
California Community Housing Agency
4.00%, 02/01/2050(3)	2,000,000	2,102,285
4.00%, 02/01/2056(3)	8,400,000	8,956,629
5.00%, 02/01/2050(3)	2,600,000	2,915,321
California County Tobacco Securitization Agency
4.00%, 06/01/2034	400,000	479,619
4.00%, 06/01/2036	275,000	327,860
4.00%, 06/01/2037	275,000	326,868
4.00%, 06/01/2038	275,000	326,055
5.00%, 06/01/2025	175,000	202,443
5.00%, 06/01/2026	215,000	256,456
5.00%, 06/01/2026	1,090,000	1,300,172
5.00%, 06/01/2027	325,000	398,163
California Health Facilities Financing Authority
4.00%, 04/01/2035	1,930,000	2,286,516
5.00%, 11/01/2032(1)	1,400,000	1,471,639
5.00%, 07/01/2034(1)	1,710,000	1,794,596
5.00%, 08/15/2034	125,000	150,109
California Housing Finance
3.50%, 11/20/2035	1,280,821	1,485,527
4.00%, 03/20/2033	3,405,673	4,013,160
4.25%, 01/15/2035	513,976	624,343

California Infrastructure & Economic Development Bank
0.20%, 01/01/2050(1)(3)	22,880,000	22,877,046
California Municipal Finance Authority
0.30%, 07/01/2041(1)	10,100,000	10,100,000
0.30%, 07/01/2051(1)	5,000,000	4,999,740
0.70%, 12/01/2044(1)	3,550,000	3,570,567
4.00%, 05/15/2032	750,000	905,309
4.00%, 05/15/2036	2,750,000	3,274,269
4.00%, 08/15/2037	1,560,000	1,705,703
4.00%, 08/15/2042	1,635,000	1,771,837
5.00%, 08/15/2029	1,000,000	1,221,383
5.00%, 05/15/2031	200,000	262,223
5.00%, 08/15/2034	1,065,000	1,288,005
5.00%, 12/31/2043	12,725,000	15,247,729
5.00%, 12/31/2047	555,000	661,366
5.00%, 05/15/2049	1,000,000	1,196,332
5.00%, 10/01/2049(3)	515,000	554,697
5.00%, 10/01/2057(3)	1,000,000	1,072,620
California Pollution Control Financing Authority
0.20%, 11/01/2042(1)(3)	2,000,000	1,999,970
5.00%, 07/01/2037(3)	5,000,000	5,234,848
California Public Finance Authority
2.13%, 11/15/2027(3)	1,875,000	1,891,206
2.38%, 11/15/2028(3)	500,000	505,346
5.00%, 07/01/2027(3)	175,000	156,905
5.00%, 11/15/2036(3)	250,000	293,057
5.00%, 07/01/2047(3)	140,000	124,460
5.00%, 10/15/2047	1,775,000	2,058,052
California School Finance Authority
2.00%, 10/01/2024(3)	285,000	292,698
3.00%, 10/01/2031(3)	215,000	230,743
4.00%, 11/01/2031	500,000	582,017
4.00%, 11/01/2036	1,000,000	1,152,088
California State Public Works Board
4.00%, 05/01/2036	350,000	422,624
4.00%, 05/01/2037	500,000	601,292
4.00%, 05/01/2038	525,000	629,160
5.00%, 03/01/2024	2,500,000	2,784,343
5.00%, 03/01/2025	3,340,000	3,859,231
5.00%, 11/01/2037	235,000	246,685
5.00%, 09/01/2039	10,705,000	12,013,791
California Statewide Communities Development Authority
4.00%, 09/02/2022	500,000	514,013
4.00%, 09/02/2025	375,000	410,195
4.00%, 09/02/2029	200,000	223,470
4.00%, 09/02/2029	300,000	339,534
4.00%, 09/02/2031	300,000	343,273
4.00%, 04/01/2036	675,000	793,286
4.00%, 04/01/2037	700,000	820,256
4.00%, 09/02/2051	1,000,000	1,102,958
4.00%, 09/02/2051	1,175,000	1,295,976
5.00%, 10/01/2028	1,100,000	1,151,605
5.00%, 11/01/2032(3)	1,135,000	1,352,468
5.00%, 04/01/2035	1,300,000	1,655,701
5.00%, 01/01/2038	750,000	895,897
5.00%, 09/02/2039	745,000	898,352
5.00%, 05/15/2040	400,000	463,922
5.00%, 11/01/2041(3)	875,000	1,022,265
5.00%, 04/01/2042	2,000,000	2,048,499
5.00%, 01/01/2043	1,000,000	1,183,801
5.00%, 09/02/2044	500,000	589,344
5.00%, 09/02/2044	700,000	835,612
5.00%, 09/02/2044	1,350,000	1,597,608
5.00%, 02/01/2045	1,175,000	1,222,546
5.00%, 04/01/2046(1)	4,300,000	5,582,710
5.00%, 01/01/2048	2,840,000	3,333,790
5.00%, 09/02/2049	700,000	830,785
5.25%, 12/01/2048(3)	800,000	928,264
5.25%, 12/01/2056(3)	6,635,000	7,388,296
5.38%, 11/01/2049(3)	100,000	107,076
5.50%, 12/01/2054	2,270,000	2,572,135
5.50%, 12/01/2058(3)	6,315,000	7,388,758
City of Los Angeles Department of Airports
4.00%, 05/15/2038	20,000,000	23,601,380
4.75%, 05/15/2035	8,340,000	9,388,983
5.00%, 05/15/2022	200,000	205,987
5.00%, 05/15/2025	2,000,000	2,317,705
5.00%, 05/15/2026	520,000	620,093
5.00%, 05/15/2026	1,455,000	1,736,528
5.00%, 05/15/2027	1,325,000	1,621,043
5.00%, 05/15/2028	1,150,000	1,436,337
5.00%, 05/15/2031	8,000,000	10,072,458
5.00%, 05/15/2033	1,325,000	1,637,092
5.00%, 05/15/2037	9,795,000	12,331,375
5.00%, 05/15/2038	2,000,000	2,544,159
5.00%, 05/15/2039	2,150,000	2,727,532
5.00%, 05/15/2040	1,095,000	1,252,842
5.25%, 05/15/2031	4,805,000	6,024,540
5.25%, 05/15/2032	3,210,000	4,022,478

County of Sacramento CA Airport System Revenue
5.00%, 07/01/2034	3,000,000	3,658,773
CSCDA Community Improvement Authority
4.00%, 08/01/2056(3)	1,240,000	1,311,187
4.00%, 09/01/2056(3)	825,000	883,542
4.00%, 10/01/2056(3)	5,125,000	5,414,807
4.00%, 12/01/2056(3)	3,750,000	3,910,623
Deutsche Bank Spears/Lifers Trust
0.46%, 12/01/2052(1)(3)	10,000,000	10,000,000
Foothill-de Anza Community College District
5.00%, 04/01/2035	250,000	285,210
5.00%, 04/01/2036	200,000	228,168
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046	9,975,000	11,377,794
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2024	1,000,000	987,048
5.00%, 06/01/2022	400,000	411,976
5.00%, 06/01/2023	455,000	488,753
5.00%, 06/01/2024	255,000	284,757
5.00%, 06/01/2047	1,160,000	1,192,352
5.25%, 06/01/2047	3,935,000	4,052,574
5.30%, 06/01/2037	6,000,000	6,170,762
Huntington Beach Union High School District
5.00%, 08/01/2022	200,000	208,029
Irvine Unified School District
5.00%, 03/01/2057	800,000	931,997
La Mesa-Spring Valley School District
4.00%, 08/01/2036	250,000	287,466
4.00%, 08/01/2038	425,000	486,821
4.00%, 08/01/2040	530,000	607,940
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200,000	1,415,758
5.00%, 12/01/2030	2,520,000	2,969,679
Los Angeles Regional Airports Improvement Corp.
4.50%, 01/01/2027	845,000	853,302
Los Angeles Unified School District
4.00%, 07/01/2033	5,000,000	6,116,382
4.00%, 07/01/2036	1,190,000	1,427,642
4.00%, 07/01/2037	3,000,000	3,577,451
5.00%, 07/01/2027	2,385,000	2,958,662
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700,000	1,980,622
5.00%, 08/01/2028	1,000,000	1,162,597
5.00%, 08/01/2029	775,000	901,013
5.00%, 08/01/2030	2,530,000	2,941,370
Metropolitan Water District of Southern California
0.19% (SIFMA Municipal Swap Index Yield + 0.14%), 07/01/2037(2)	2,530,000	2,530,327
0.19% (SIFMA Municipal Swap Index Yield + 0.14%), 07/01/2037(2)	6,650,000	6,650,860
Mizuho Floater/Residual Trust
0.30%, 12/01/2039(1)(3)(6)	8,800,000	8,800,000
Mount Diablo Unified School District
4.00%, 08/01/2026	1,225,000	1,383,832
4.00%, 08/01/2030	1,445,000	1,735,757
4.00%, 08/01/2032	2,030,000	2,437,308
Municipal Improvement Corp. of Los Angeles
5.00%, 11/01/2021	300,000	301,100
Natomas Unified School District
4.00%, 08/01/2045	4,000,000	4,491,362
Norman Y Mineta San Jose International Airport SJC
4.00%, 03/01/2034	4,000,000	4,735,321
5.00%, 03/01/2022	1,675,000	1,707,377
5.00%, 03/01/2028	1,340,000	1,619,715
5.00%, 03/01/2030	1,700,000	2,042,172
Ontario International Airport Authority
4.00%, 05/15/2037	695,000	818,774
4.00%, 05/15/2039	850,000	995,917
4.00%, 05/15/2040	635,000	742,245
4.00%, 05/15/2041	400,000	466,194
Orange County Community Facilities District
5.25%, 08/15/2045	975,000	1,095,307
Orange County Transportation Authority
5.00%, 10/15/2024	6,385,000	7,282,135
Orchard School District
0.00%, 08/01/2022	2,940,000	2,932,987
Pittsburg Unified School District
4.00%, 08/01/2032	280,000	336,084
4.00%, 08/01/2033	100,000	119,660
4.00%, 08/01/2035	280,000	333,167
4.00%, 08/01/2036	285,000	337,684
4.00%, 08/01/2039	400,000	469,833
4.00%, 08/01/2046	875,000	1,012,992
Port of Los Angeles
5.00%, 08/01/2027	1,810,000	2,022,548
Port of Oakland
5.00%, 05/01/2022	2,400,000	2,465,896
5.00%, 05/01/2023	2,420,000	2,600,009
5.00%, 05/01/2024	2,070,000	2,310,634
5.00%, 05/01/2025	9,600,000	11,081,440
5.00%, 05/01/2026	1,170,000	1,389,029
5.00%, 05/01/2026	4,450,000	4,572,419

5.00%, 05/01/2027	3,970,000	4,825,888
5.00%, 05/01/2028	1,875,000	2,329,115
5.00%, 05/01/2029	1,875,000	2,374,008
5.00%, 11/01/2029	1,875,000	2,396,067
Riverside County Community Facilities Districts
4.00%, 09/01/2040	1,500,000	1,760,384
Sacramento City Financing Authority
5.00%, 12/01/2033	875,000	1,021,717
San Diego County Regional Airport Authority
5.00%, 07/01/2030	205,000	265,401
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2027	3,000,000	3,081,308
5.00%, 05/01/2037	945,000	1,169,661
Santa Ana Unified School District
5.50%, 08/01/2022	200,000	208,836
State of California
4.00%, 12/01/2022	2,485,000	2,595,532
4.00%, 10/01/2024	4,475,000	4,976,274
4.00%, 03/01/2025	3,500,000	3,933,358
4.00%, 10/01/2025	2,240,000	2,556,081
4.00%, 03/01/2026	375,000	431,820
4.00%, 10/01/2026	2,740,000	3,197,405
4.00%, 11/01/2035	1,750,000	2,119,277
4.00%, 03/01/2036	2,385,000	2,846,364
4.00%, 11/01/2036	2,735,000	3,303,179
4.00%, 10/01/2037	5,000,000	6,024,283
4.00%, 11/01/2037	1,625,000	1,956,472
4.00%, 10/01/2041	2,235,000	2,660,103
4.00%, 11/01/2041	2,000,000	2,238,074
5.00%, 08/01/2022	1,535,000	1,596,490
5.00%, 12/01/2022	1,115,000	1,177,493
5.00%, 08/01/2023	3,000,000	3,263,011
5.00%, 12/01/2023	2,980,000	3,288,733
5.00%, 05/01/2024	1,945,000	2,184,457
5.00%, 10/01/2024	1,790,000	2,043,837
5.00%, 12/01/2024	1,255,000	1,441,766
5.00%, 10/01/2025	1,280,000	1,511,220
5.00%, 09/01/2026	2,000,000	2,426,220
5.00%, 08/01/2027	620,000	724,396
5.00%, 11/01/2028	8,000,000	10,222,383
5.00%, 08/01/2029	935,000	1,128,524
5.00%, 09/01/2029	370,000	447,653
5.00%, 11/01/2029	3,170,000	3,956,862
5.00%, 04/01/2030	5,130,000	6,723,797
5.00%, 08/01/2030	3,500,000	4,220,717
5.00%, 08/01/2030	3,910,000	4,844,058
5.00%, 11/01/2032	11,555,000	15,203,096
5.00%, 11/01/2036	25,000,000	32,549,530
State of California Department of Water Resources Power Supply Revenue
5.00%, 05/01/2022	215,000	221,041
Tender Option Bond Trust Receipts/Certificates
0.10%, 10/01/2049(1)(3)	1,060,000	1,060,000
0.12%, 08/01/2055(1)(3)	1,000,000	1,000,000
Tobacco Securitization Authority of Southern California
5.00%, 06/01/2023	1,000,000	1,074,104
Transbay Joint Powers Authority
5.00%, 10/01/2033	250,000	315,835
5.00%, 10/01/2034	250,000	314,816
5.00%, 10/01/2035	240,000	301,720
5.00%, 10/01/2038	600,000	748,355
Tustin Unified School District
4.00%, 09/01/2034	125,000	137,150
4.00%, 09/01/2035	255,000	279,225

Total California		625,652,408

Colorado – 1.95%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050,000	2,493,307
Amber Creek Metropolitan District
5.00%, 12/01/2037	750,000	787,622
5.13%, 12/01/2047	1,050,000	1,100,102
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2033	1,150,000	1,500,189
Aurora Crossroads Metropolitan District No 2
5.00%, 12/01/2040	500,000	546,508
5.00%, 12/01/2050	1,000,000	1,082,820
Belleview Station Metropolitan District No 2
5.00%, 12/01/2036	500,000	516,404
Berthoud-Heritage Metropolitan District No 1
5.63%, 12/01/2048	1,400,000	1,519,873
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2037	525,000	553,050
Brighton Crossing Metropolitan District No 6
5.00%, 12/01/2040	515,000	568,935
5.00%, 12/01/2050	1,340,000	1,467,281
Broadway Station Metropolitan District No 2
5.00%, 12/01/2035	730,000	796,136
5.13%, 12/01/2048	1,450,000	1,570,642
Canyons Metropolitan District No 5
6.00%, 12/01/2037	500,000	524,392
City & County of Denver CO
5.00%, 10/01/2032	9,405,000	9,950,919

City & County of Denver CO Airport System Revenue
4.00%, 11/15/2023	4,465,000	4,801,604
5.00%, 11/15/2025	4,390,000	5,152,568
5.00%, 11/15/2029	3,105,000	3,804,781
5.00%, 12/01/2029	1,130,000	1,417,177
5.00%, 11/15/2031(1)	1,000,000	1,176,377
5.00%, 12/01/2031	7,045,000	8,760,682
5.00%, 11/15/2032	2,175,000	2,850,947
5.00%, 12/01/2032	385,000	477,483
5.00%, 12/01/2035	5,520,000	6,752,384
City of Colorado Springs CO Utilities System Revenue
5.00%, 11/15/2035	1,500,000	1,962,719
Colorado Educational & Cultural Facilities Authority
4.00%, 08/01/2023	135,000	143,916
4.00%, 08/01/2024	165,000	180,810
4.00%, 05/01/2026	80,000	88,541
4.00%, 05/01/2029	70,000	79,220
4.00%, 05/01/2030	65,000	73,563
4.00%, 05/01/2036	75,000	83,700
4.00%, 07/01/2036	1,295,000	1,523,387
4.00%, 12/15/2036	750,000	868,461
4.00%, 12/15/2041	1,000,000	1,143,076
Colorado Health Facilities Authority
0.00%, 07/15/2022	980,000	978,396
2.80%, 05/15/2042(1)	3,695,000	3,790,398
4.00%, 11/01/2039	3,775,000	4,422,624
4.00%, 08/01/2044	1,520,000	1,723,067
5.00%, 12/01/2022	1,855,000	1,957,962
5.00%, 11/01/2023	1,350,000	1,479,947
5.00%, 11/01/2024	1,125,000	1,280,302
5.00%, 11/01/2025	1,715,000	2,015,108
5.00%, 11/01/2026	1,330,000	1,607,106
5.00%, 01/01/2031	100,000	108,085
5.00%, 11/15/2036(1)	6,770,000	7,449,933
5.00%, 01/01/2037	250,000	268,605
5.00%, 10/01/2038(1)	630,000	633,066
5.00%, 08/01/2044	6,110,000	7,438,081
5.00%, 09/01/2046	1,000,000	1,142,207
5.00%, 08/01/2049(1)	3,830,000	4,492,222
5.00%, 11/15/2049(1)	2,585,000	3,130,590
5.25%, 01/01/2040	540,000	573,240
6.13%, 12/01/2045(3)	375,000	402,256
6.25%, 12/01/2050(3)	205,000	220,704
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	645,000	729,447
5.00%, 12/31/2051	2,150,000	2,427,802
5.00%, 12/31/2056	4,790,000	5,400,718
Colorado Housing & Finance Authority
4.25%, 11/01/2049	510,000	566,141
4.25%, 11/01/2049	945,000	1,048,510
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	635,000	684,074
Copperleaf Metropolitan District No 4
5.00%, 12/01/2039	775,000	843,751
5.00%, 12/01/2049	1,500,000	1,620,242
Cornerstar Metropolitan District
5.13%, 12/01/2037	500,000	525,743
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049	900,000	962,722
County of El Paso CO
4.00%, 12/01/2033	800,000	941,632
4.00%, 12/01/2035	910,000	1,062,244
5.00%, 12/01/2031	600,000	770,716
Denver Convention Center Hotel Authority
5.00%, 12/01/2022	4,950,000	5,200,702
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	1,360,000	1,462,743
5.63%, 12/01/2048	2,130,000	2,284,808
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800,000	2,139,880
Denver International Business Center Metropolitan District No 1
6.00%, 12/01/2048	500,000	538,795
Denver Urban Renewal Authority
5.25%, 12/01/2039(3)	1,000,000	1,088,952
E-470 Public Highway Authority
0.38% (Secured Overnight Financing Rate + 0.35%), 09/01/2039(2)	2,195,000	2,197,323
5.00%, 09/01/2040	5,165,000	5,762,830
Eagle County Airport Terminal Corp.
5.00%, 05/01/2033	2,000,000	2,339,971
Lewis Pointe Metropolitan District
4.00%, 12/01/2029	270,000	322,931
Mesa County Valley School District No 51 Grand Junction CO
5.25%, 12/01/2033	2,000,000	2,503,760
Mirabelle Metropolitan District No 2
5.00%, 12/01/2039	700,000	759,512
Mizuho Floater/Residual Trust
0.30%, 07/01/2034(1)(3)	300,000	300,000
Painted Prairie Metropolitan District No 2
5.25%, 12/01/2048	500,000	525,003

Park Creek Metropolitan District
5.00%, 12/01/2045	1,775,000	2,009,627
Peak Metropolitan District No 1
4.00%, 12/01/2035(3)	500,000	531,957
5.00%, 12/01/2041(3)	1,000,000	1,096,896
Pronghorn Valley Metropolitan District
3.75%, 12/01/2041	515,000	512,814
4.00%, 12/01/2051	650,000	644,342
Pueblo Urban Renewal Authority
0.00%, 12/01/2025(3)	250,000	217,297
4.75%, 12/01/2045(3)	900,000	1,017,471
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650,000	774,868
Rampart Range Metropolitan District No 5
4.00%, 12/01/2051	1,125,000	1,136,281
Regional Transportation District
4.00%, 01/15/2033	850,000	1,018,809
4.00%, 07/15/2033	270,000	333,685
4.00%, 07/15/2034	750,000	892,701
5.00%, 06/01/2031	1,315,000	1,662,704
5.00%, 07/15/2032	600,000	773,027
Reunion Metropolitan District
3.63%, 12/01/2044	1,205,000	1,169,971
Serenity Ridge Metropolitan District No 2
5.13%, 12/01/2037	1,290,000	1,381,914
Sierra Ridge Metropolitan District No 2
4.50%, 12/01/2031	749,000	773,414
5.50%, 12/01/2046	1,500,000	1,549,779
Solaris Metropolitan District No 3
5.00%, 12/01/2036	850,000	879,667
5.00%, 12/01/2046	1,880,000	1,944,960
Southglenn Metropolitan District
5.00%, 12/01/2046	500,000	516,225
Southlands Metropolitan District No 1
3.00%, 12/01/2022	219,000	221,513
3.50%, 12/01/2027	500,000	535,312
St Vrain Lakes Metropolitan District No 2
5.00%, 12/01/2037	500,000	529,578
STC Metropolitan District No 2
3.00%, 12/01/2025	555,000	580,763
5.00%, 12/01/2038	500,000	546,429
University of Colorado
2.00%, 06/01/2054(1)	5,955,000	6,225,883
5.00%, 06/01/2047	500,000	601,933
University of Colorado Hospital Authority
5.00%, 11/15/2047(1)	9,530,000	10,653,541
Vauxmont Metropolitan District
5.00%, 12/15/2021	100,000	100,880
5.00%, 12/01/2024	200,000	227,050
5.00%, 12/15/2024	135,000	153,420
5.00%, 12/01/2025	180,000	210,745
5.00%, 12/15/2025	85,000	98,799
5.00%, 12/01/2026	195,000	234,619
5.00%, 12/01/2027	205,000	252,585
5.00%, 12/01/2028	210,000	264,372
5.00%, 12/15/2028	130,000	150,205
5.00%, 12/01/2029	210,000	269,509
5.00%, 12/15/2029	5,000	5,766
5.00%, 12/15/2030	500,000	575,827
5.00%, 12/01/2031	230,000	293,398
5.00%, 12/01/2032	250,000	318,621
5.00%, 12/01/2035	100,000	126,457
Willow Bend Metropolitan District
5.00%, 12/01/2039	600,000	647,212
5.00%, 12/01/2049	1,000,000	1,073,441

Total Colorado		202,180,694

Connecticut – 2.51%
City of Bridgeport CT
4.00%, 08/01/2036	225,000	265,429
4.00%, 06/01/2037	2,460,000	2,860,258
5.00%, 09/15/2029	2,600,000	3,337,344
5.00%, 09/15/2030	2,250,000	2,867,250
5.00%, 06/01/2033	1,985,000	2,520,008
5.00%, 08/01/2034	250,000	322,529
City of Hartford CT
5.00%, 07/15/2022	2,250,000	2,334,404
5.00%, 07/15/2023	2,000,000	2,169,277
5.00%, 07/15/2026	2,430,000	2,822,015
City of New Britain CT
5.00%, 03/01/2027	1,260,000	1,529,183
5.00%, 03/01/2028	1,490,000	1,797,540
5.00%, 03/01/2033	1,900,000	2,267,570
City of New Haven CT
5.00%, 08/15/2023	900,000	979,444
5.00%, 08/15/2029	2,000,000	2,374,386
5.00%, 08/15/2031	1,000,000	1,181,459
5.25%, 08/01/2023	1,115,000	1,213,321
City of West Haven CT
4.00%, 09/15/2030	300,000	358,193

Connecticut Housing Finance Authority
2.25%, 11/15/2023	1,250,000	1,286,734
3.00%, 11/15/2050	6,920,000	7,446,950
3.00%, 05/15/2051	9,320,000	10,138,204
3.40%, 11/15/2042	760,000	762,223
5.00%, 05/15/2025	1,995,000	2,314,781
5.00%, 11/15/2025	1,270,000	1,497,249
5.00%, 05/15/2026	1,290,000	1,542,695
5.00%, 11/15/2026	600,000	728,031
5.00%, 05/15/2027	675,000	828,646
5.00%, 11/15/2027	550,000	681,683
5.00%, 05/15/2028	700,000	876,250
5.00%, 11/15/2028	750,000	947,903
5.00%, 05/15/2029	720,000	915,802
5.00%, 11/15/2029	1,000,000	1,279,566
Connecticut State Health & Educational Facilities Authority
0.38%, 07/01/2035(1)	5,885,000	5,877,543
0.55%, 07/01/2037(1)	4,500,000	4,520,203
1.10%, 07/01/2048(1)	9,000,000	9,101,959
1.80%, 07/01/2049(1)	2,005,000	2,068,259
2.00%, 07/01/2042(1)	4,370,000	4,639,657
4.00%, 07/01/2022(3)	1,010,000	1,018,086
4.00%, 07/01/2044	865,000	946,437
4.00%, 07/01/2046	880,000	960,571
4.00%, 07/01/2049	3,370,000	3,670,832
5.00%, 07/01/2022	150,000	155,211
5.00%, 07/01/2023	325,000	350,909
5.00%, 11/01/2023	695,000	761,594
5.00%, 07/01/2024	365,000	409,898
5.00%, 11/01/2024	475,000	540,885
5.00%, 07/01/2025	150,000	174,243
5.00%, 07/01/2025(3)	435,000	462,652
5.00%, 06/01/2027	200,000	245,574
5.00%, 06/01/2028	400,000	503,599
5.00%, 11/01/2028	1,245,000	1,581,097
5.00%, 06/01/2029	250,000	321,657
5.00%, 07/01/2029(3)	440,000	477,926
5.00%, 07/01/2029	1,000,000	1,238,932
5.00%, 06/01/2031	600,000	777,614
5.00%, 07/01/2032	700,000	895,662
5.00%, 07/01/2032	2,000,000	2,553,934
5.00%, 07/01/2033	600,000	765,191
5.00%, 07/01/2033	2,730,000	3,470,127
5.00%, 07/01/2034	700,000	889,760
5.00%, 07/01/2035	525,000	665,917
5.00%, 07/01/2036	1,000,000	1,264,351
5.00%, 07/01/2043	1,750,000	1,967,751
5.00%, 07/01/2049(3)	1,550,000	1,604,869
5.00%, 07/01/2053(1)	2,625,000	3,169,595
5.00%, 07/01/2053(1)	3,445,000	3,928,555
Mattabassett District
5.00%, 08/01/2022	195,000	202,496
Metropolitan District
4.00%, 09/01/2037	3,980,000	4,824,184
4.00%, 09/01/2038	3,000,000	3,626,325
Mohegan Tribe of Indians of Connecticut
5.25%, 02/01/2022(3)(6)	450,000	454,388
State of Connecticut
3.00%, 01/15/2022	475,000	478,853
3.00%, 01/15/2023	525,000	543,992
3.00%, 01/15/2024	450,000	478,245
4.00%, 01/15/2024	290,000	314,794
5.00%, 07/15/2022	1,455,000	1,510,050
5.00%, 09/01/2022	5,725,000	5,976,754
5.00%, 11/01/2022	315,000	316,143
5.00%, 04/15/2023	3,200,000	3,435,526
5.00%, 07/15/2023	1,160,000	1,259,050
5.00%, 01/15/2026	850,000	1,012,135
5.00%, 04/15/2026	1,500,000	1,800,036
5.00%, 06/15/2027	1,680,000	1,949,842
5.00%, 09/15/2027	1,000,000	1,245,704
5.00%, 03/01/2029	1,500,000	1,659,828
5.00%, 04/15/2030	565,000	722,241
5.00%, 06/15/2032	710,000	818,862
5.00%, 11/15/2032	200,000	233,641
5.00%, 04/15/2034	645,000	811,114
5.00%, 09/15/2034	1,000,000	1,248,376
5.00%, 10/15/2034	1,620,000	1,931,157
5.00%, 04/15/2035	3,250,000	4,078,213
5.00%, 06/15/2038	1,000,000	1,229,982
State of Connecticut Special Tax Revenue
4.00%, 05/01/2036	3,260,000	3,870,656
4.00%, 05/01/2038	2,070,000	2,494,863
4.00%, 05/01/2039	4,600,000	5,483,852
5.00%, 09/01/2023	900,000	982,250
5.00%, 05/01/2030	2,000,000	2,625,458
5.00%, 10/01/2031	26,000,000	28,303,075
5.00%, 05/01/2033	3,000,000	3,882,951
5.00%, 05/01/2034	3,400,000	4,383,081
5.00%, 05/01/2035	10,715,000	14,025,030
5.00%, 05/01/2037	5,000,000	6,376,147
5.00%, 01/01/2038	4,400,000	5,360,717

Town of Hamden CT
4.00%, 08/15/2024	275,000	302,425
5.00%, 08/15/2026	500,000	561,627
5.00%, 08/15/2026	1,335,000	1,593,303
5.00%, 08/01/2028	500,000	622,527
5.00%, 08/01/2030	500,000	643,904
5.00%, 08/01/2032	500,000	637,052
5.00%, 01/01/2040	1,875,000	2,030,312
University of Connecticut
5.00%, 11/01/2028	1,290,000	1,644,305
5.00%, 02/15/2036	1,000,000	1,267,089
5.00%, 02/15/2037	1,500,000	1,895,260
5.25%, 11/15/2034	3,705,000	4,647,595

Total Connecticut		260,222,787

Delaware – 0.45%
County of Kent DE
5.00%, 07/01/2040	1,020,000	1,150,137
5.00%, 07/01/2048	2,305,000	2,571,084
County of Sussex DE
5.00%, 01/01/2036	2,330,000	2,534,629
Delaware Municipal Electric Corp.
4.00%, 07/01/2036	365,000	434,352
5.00%, 07/01/2032	235,000	308,638
Delaware State Economic Development Authority
1.05%, 01/01/2031(1)	4,630,000	4,690,102
4.00%, 09/01/2030	180,000	206,240
5.00%, 09/01/2036	1,225,000	1,410,932
5.00%, 08/01/2039	715,000	812,141
5.00%, 09/01/2040	250,000	306,913
5.00%, 09/01/2046	700,000	794,278
5.00%, 11/15/2048	2,000,000	2,297,971
5.00%, 08/01/2049	900,000	1,006,473
5.00%, 09/01/2050	250,000	301,994
5.00%, 08/01/2054	835,000	931,374
Delaware State Health Facilities Authority
5.00%, 06/01/2037	1,385,000	1,669,158
5.00%, 06/01/2043	1,000,000	1,190,594
5.00%, 06/01/2048	500,000	591,498
Delaware Transportation Authority
5.00%, 07/01/2032	3,210,000	4,202,009
5.00%, 09/01/2032	3,245,000	4,228,687
5.00%, 09/01/2033	2,750,000	3,568,865
5.00%, 09/01/2034	6,750,000	8,730,349
5.00%, 09/01/2035	2,200,000	2,838,009

Total Delaware		46,776,427

District of Columbia – 2.12%
District of Columbia
0.00%, 06/01/2046(3)	1,200,000	977,748
5.00%, 10/01/2022	3,730,000	3,909,300
5.00%, 03/01/2024	455,000	506,634
5.00%, 10/01/2029	5,000,000	6,525,248
5.00%, 12/01/2033	5,000,000	6,356,791
5.00%, 06/01/2034	1,000,000	1,155,016
5.00%, 06/01/2034	2,100,000	2,556,801
5.00%, 06/01/2035	3,000,000	3,355,104
5.00%, 12/01/2036	250,000	251,914
5.00%, 12/01/2036	420,000	423,065
5.00%, 07/01/2042	780,000	835,839
5.00%, 06/01/2046	3,370,000	3,762,149
5.00%, 07/01/2052	1,230,000	1,312,663
District of Columbia Housing Finance Agency
0.70%, 06/01/2024(1)	10,000,000	10,023,996
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	2,000,000	354,633
0.00%, 06/15/2046	10,000,000	2,187,427
District of Columbia Water & Sewer Authority
1.75%, 10/01/2054(1)	9,340,000	9,694,317
Metropolitan Washington Airports Authority
5.00%, 10/01/2021	420,000	420,000
5.00%, 10/01/2022	1,000,000	1,048,172
5.00%, 10/01/2023	850,000	929,388
5.00%, 10/01/2024	1,325,000	1,501,407
5.00%, 10/01/2024	1,500,000	1,705,472
5.00%, 10/01/2025	1,185,000	1,393,393
5.00%, 10/01/2027	500,000	616,632
5.00%, 10/01/2030	1,735,000	1,812,893
5.00%, 10/01/2030	5,280,000	6,466,561
5.00%, 10/01/2031	5,335,000	6,660,736
5.00%, 10/01/2032	5,000,000	5,961,627
5.00%, 10/01/2037	1,000,000	1,216,573
5.00%, 10/01/2043	8,000,000	9,848,205
Metropolitan Washington Airports Authority Aviation Revenue
4.00%, 10/01/2037	570,000	677,412
4.00%, 10/01/2038	635,000	751,946
5.00%, 10/01/2027	37,565,000	46,327,585
5.00%, 10/01/2030	2,530,000	3,269,174
5.00%, 10/01/2031	4,305,000	5,663,756
5.00%, 10/01/2032	6,330,000	8,291,918
5.00%, 10/01/2033	6,230,000	8,130,529

5.00%, 10/01/2034	1,520,000	1,973,109
5.00%, 10/01/2035	1,350,000	1,746,221
5.00%, 10/01/2036	1,075,000	1,386,199
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2035	6,025,000	4,405,229
0.00%, 10/01/2037	1,000,000	685,154
4.00%, 10/01/2038	415,000	474,659
5.00%, 10/01/2033	1,250,000	1,559,989
5.00%, 10/01/2034	1,500,000	1,866,251
5.00%, 10/01/2053	4,890,000	4,991,730
6.50%, 10/01/2041	2,000,000	2,530,918
Tender Option Bond Trust Receipts/Certificates
0.13%, 07/01/2042(1)(3)	1,765,000	1,765,000
Washington Convention & Sports Authority
5.00%, 10/01/2023	1,330,000	1,452,544
5.00%, 10/01/2024	1,030,000	1,168,779
Washington Metropolitan Area Transit Authority
4.00%, 07/15/2034	2,935,000	3,591,824
4.00%, 07/15/2035	2,190,000	2,673,913
5.00%, 07/15/2023	1,665,000	1,807,171
5.00%, 07/01/2024	2,115,000	2,381,972
5.00%, 07/15/2024	1,100,000	1,243,317
5.00%, 07/01/2032	3,250,000	3,954,159
5.00%, 07/15/2035	3,675,000	4,758,964
5.00%, 07/15/2037	2,300,000	3,017,873
5.00%, 07/15/2037	2,500,000	3,210,535

Total District of Columbia		219,527,534

Florida – 5.38%
Alachua County Health Facilities Authority
4.00%, 12/01/2049	5,000,000	5,723,560
5.00%, 12/01/2036	1,000,000	1,126,869
5.00%, 12/01/2044	3,350,000	3,769,427
6.00%, 11/15/2034	35,000	33,846
6.25%, 11/15/2044	400,000	385,029
6.38%, 11/15/2049	300,000	288,421
Alachua County School Board
5.00%, 07/01/2027	1,155,000	1,413,136
5.00%, 07/01/2030	2,140,000	2,774,613
Artisan Lakes East Community Development District
2.75%, 05/01/2031	250,000	246,263
2.75%, 05/01/2031(3)	270,000	265,964
Astonia Community Development District
2.50%, 05/01/2026(3)	250,000	248,072
3.00%, 05/01/2031(3)	205,000	202,138
Babcock Ranch Community Independent Special District
2.38%, 05/01/2026	125,000	124,302
2.88%, 05/01/2031	250,000	247,824
Berry Bay Community Development District
2.63%, 05/01/2026	250,000	251,645
Brevard County Health Facilities Authority
5.00%, 04/01/2039	1,335,000	1,471,423
Capital Projects Finance Authority
5.00%, 10/01/2024	550,000	610,549
5.00%, 10/01/2025	2,630,000	2,997,415
5.00%, 10/01/2026	1,275,000	1,486,840
5.00%, 10/01/2027	1,750,000	2,082,048
5.00%, 10/01/2034	500,000	611,348
5.00%, 10/01/2035	500,000	610,001
Capital Trust Agency, Inc.
3.38%, 07/01/2031(3)	1,440,000	1,561,804
5.25%, 12/01/2058(3)	2,150,000	2,477,404
Celebration Community Development District
2.25%, 05/01/2026	105,000	104,050
2.75%, 05/01/2031	120,000	118,009
Celebration Pointe Community Development District
4.00%, 05/01/2022(3)	90,000	91,012
Central Florida Expressway Authority
4.00%, 07/01/2038	2,000,000	2,411,073
4.00%, 07/01/2039	1,755,000	2,109,716
5.00%, 07/01/2026	1,375,000	1,654,153
5.00%, 07/01/2035	5,000,000	6,305,864
CFM Community Development District
2.88%, 05/01/2031	420,000	417,653
Citizens Property Insurance, Inc.
5.00%, 06/01/2022	2,150,000	2,217,826
City of Jacksonville FL
5.00%, 10/01/2021	450,000	450,000
5.00%, 08/15/2028	3,045,000	3,835,235
5.00%, 08/15/2029	2,500,000	3,214,739
5.00%, 08/15/2030	1,700,000	2,163,017
5.00%, 08/15/2031	2,250,000	2,849,959
5.00%, 08/15/2032	1,200,000	1,515,392
5.00%, 08/15/2033	1,200,000	1,510,810
5.00%, 06/01/2053(3)	1,485,000	1,729,182
City of Miami Gardens FL
5.00%, 07/01/2034	1,725,000	1,944,677
City of Orlando FL
5.00%, 10/01/2031	1,120,000	1,409,407
5.00%, 10/01/2032	1,300,000	1,568,045
5.00%, 10/01/2032	1,680,000	2,109,914

5.00%, 10/01/2035	1,200,000	1,497,592
5.00%, 10/01/2036	1,000,000	1,245,882
City of Orlando FL Tourist Development Tax Revenue
5.00%, 11/01/2029	2,000,000	2,472,370
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2023	250,000	271,835
5.00%, 08/15/2024	400,000	451,864
5.00%, 08/15/2025	700,000	817,119
City of Tallahassee FL
5.00%, 12/01/2026	1,380,000	1,618,806
City of Tampa FL
0.00%, 09/01/2036	800,000	520,248
0.00%, 09/01/2037	800,000	497,308
5.00%, 04/01/2040	1,115,000	1,256,813
County of Broward FL
5.00%, 04/01/2028	560,000	594,544
County of Broward FL Airport System Revenue
5.00%, 10/01/2022	1,185,000	1,241,355
5.00%, 10/01/2022	1,500,000	1,571,797
5.00%, 10/01/2023	3,620,000	3,954,299
5.00%, 10/01/2025	2,125,000	2,484,924
5.00%, 10/01/2026	1,000,000	1,203,468
5.00%, 10/01/2026	3,665,000	4,410,711
5.00%, 10/01/2027	1,650,000	2,033,806
5.00%, 10/01/2027	3,500,000	4,314,134
5.00%, 10/01/2028	1,500,000	1,885,304
5.00%, 10/01/2029	500,000	581,896
5.00%, 10/01/2029	1,150,000	1,468,363
5.00%, 10/01/2030	405,000	494,176
5.00%, 10/01/2031	1,525,000	1,932,938
5.00%, 10/01/2036	1,350,000	1,692,081
5.00%, 10/01/2036	1,500,000	1,807,551
5.00%, 10/01/2040	10,000,000	11,544,118
5.00%, 10/01/2042	110,000	115,307
County of Broward FL Port Facilities Revenue
5.00%, 09/01/2030	310,000	397,710
5.00%, 09/01/2030	1,780,000	2,283,628
5.00%, 09/01/2032	265,000	337,477
5.00%, 09/01/2034	1,925,000	2,434,907
5.00%, 09/01/2035	2,000,000	2,525,502
County of Clay FL Sales Surtax Revenue
5.00%, 10/01/2026	1,170,000	1,411,240
5.00%, 10/01/2030	1,680,000	2,170,652
5.00%, 10/01/2031	1,375,000	1,771,565
5.00%, 10/01/2035	1,805,000	2,296,166
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	1,800,000	2,106,264
County of Lee FL Solid Waste System Revenue
5.00%, 10/01/2025	3,045,000	3,551,581
County of Miami-Dade FL
5.00%, 07/01/2023	1,000,000	1,083,377
5.00%, 07/01/2023	7,135,000	7,729,894
5.00%, 10/01/2024	1,785,000	2,026,077
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2034	3,200,000	3,806,234
4.00%, 10/01/2039	300,000	351,693
4.00%, 10/01/2040	1,450,000	1,696,041
4.00%, 10/01/2041	1,500,000	1,749,693
5.00%, 10/01/2021	690,000	690,000
5.00%, 10/01/2024	2,510,000	2,849,798
5.00%, 10/01/2029	625,000	704,626
5.00%, 10/01/2030	250,000	325,974
5.00%, 10/01/2031	3,000,000	3,141,664
5.00%, 10/01/2031	7,500,000	8,445,982
5.00%, 10/01/2033	7,000,000	7,869,604
5.00%, 10/01/2034	5,520,000	6,205,745
5.00%, 10/01/2035	1,000,000	1,124,229
5.00%, 10/01/2037	2,990,000	3,375,682
County of Miami-Dade FL Transit System
4.00%, 07/01/2036	1,755,000	1,980,090
County of Miami-Dade FL Water & Sewer System Revenue
4.00%, 10/01/2035	1,540,000	1,859,677
4.00%, 10/01/2038	1,250,000	1,493,613
4.00%, 10/01/2040	8,880,000	10,583,257
4.00%, 10/01/2048	3,670,000	4,298,065
5.00%, 10/01/2031	4,000,000	4,684,402
5.00%, 10/01/2032	1,275,000	1,490,954
County of Miami-Dade Seaport Department
4.00%, 10/01/2038	1,000,000	1,187,160
4.00%, 10/01/2039	7,000,000	8,279,143
4.00%, 10/01/2040	6,000,000	7,019,795
6.00%, 10/01/2038	7,000,000	7,800,643
6.25%, 10/01/2038	2,000,000	2,234,420
County of Palm Beach FL
5.00%, 05/01/2029	1,915,000	2,287,774
County of Pasco FL
5.00%, 10/01/2050	4,785,000	6,097,400
Crossings At Fleming Island Community Development District
4.50%, 05/01/2030	180,000	186,285

East Nassau Stewardship District
2.40%, 05/01/2026	195,000	195,195
3.00%, 05/01/2031	245,000	245,161
Entrada Community Development District
2.13%, 05/01/2026(3)	270,000	268,422
Epperson North Community Development District
2.50%, 05/01/2026	140,000	140,494
3.00%, 05/01/2031	215,000	216,606
Escambia County Health Facilities Authority
4.00%, 08/15/2045	1,305,000	1,472,828
Esplanade Lake Club Community Development District
3.25%, 11/01/2025	145,000	148,604
3.25%, 11/01/2025	250,000	256,221
Florida Development Finance Corp.
1.75%, 06/01/2026(3)	1,050,000	1,046,256
2.38%, 06/01/2027(3)	440,000	435,960
3.00%, 07/01/2031(3)	375,000	381,021
3.00%, 06/01/2032	2,085,000	2,183,476
4.00%, 06/01/2024	105,000	111,701
4.00%, 06/01/2026	110,000	120,352
4.00%, 11/15/2034	3,300,000	4,040,224
4.00%, 11/15/2035	2,850,000	3,481,795
4.00%, 07/01/2051(3)	1,000,000	1,040,062
5.00%, 04/01/2028	315,000	387,489
5.00%, 04/01/2029	250,000	313,596
5.00%, 05/01/2029(3)	2,625,000	2,808,142
5.00%, 02/15/2031	710,000	781,962
5.00%, 06/01/2031	140,000	163,953
5.00%, 06/01/2035	125,000	145,128
5.00%, 02/15/2038	600,000	657,214
5.00%, 02/15/2048	1,600,000	1,743,926
Florida Higher Educational Facilities Financial Authority
5.00%, 10/01/2029	1,000,000	1,254,109
5.00%, 10/01/2033	1,000,000	1,223,034
5.00%, 06/01/2048(3)	2,310,000	2,697,598
Florida Housing Finance Corp.
3.50%, 07/01/2051	2,745,000	3,016,293
Florida Municipal Power Agency
3.00%, 10/01/2032	750,000	820,413
3.00%, 10/01/2033	700,000	762,548
5.00%, 10/01/2025	3,475,000	4,074,077
Greater Orlando Aviation Authority
5.00%, 10/01/2021	535,000	535,000
5.00%, 10/01/2022	1,000,000	1,046,737
5.00%, 10/01/2024	8,935,000	10,124,581
5.00%, 10/01/2026	500,000	601,734
5.00%, 10/01/2030	1,000,000	1,220,188
5.00%, 10/01/2031	2,000,000	2,317,328
5.00%, 10/01/2033	2,020,000	2,336,202
5.00%, 10/01/2033	6,705,000	8,470,793
Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000,000	3,490,685
Harbor Bay Community Development District
3.10%, 05/01/2024	90,000	91,776
3.10%, 05/01/2024	300,000	305,900
3.10%, 05/01/2024	355,000	361,994
Hernando County School District
5.00%, 07/01/2024	805,000	902,379
Hillsborough County Aviation Authority
5.00%, 10/01/2032	375,000	472,684
5.00%, 10/01/2033	465,000	585,222
5.00%, 10/01/2034	2,150,000	2,698,440
5.00%, 10/01/2035	2,275,000	2,851,283
5.00%, 10/01/2036	2,650,000	3,313,637
5.00%, 10/01/2040	12,500,000	14,092,511
Hillsborough County Port District
5.00%, 06/01/2038	900,000	1,073,001
Hillsborough County School Board
5.00%, 07/01/2029	1,795,000	2,295,045
JEA Electric System Revenue
5.00%, 10/01/2026	1,120,000	1,350,931
5.00%, 10/01/2031	1,360,000	1,745,201
5.00%, 10/01/2033	2,130,000	2,716,078
5.00%, 10/01/2034	1,215,000	1,544,303
Lakes of Sarasota Community Development District
3.63%, 05/01/2031	130,000	131,600
3.88%, 05/01/2031	1,700,000	1,707,399
3.90%, 05/01/2041	285,000	290,015
4.10%, 05/01/2051	265,000	269,619
4.13%, 05/01/2031	2,000,000	2,022,851
4.13%, 05/01/2041	200,000	202,763
4.30%, 05/01/2051	325,000	329,324
Lakewood Ranch Stewardship District
2.50%, 05/01/2025(3)	510,000	515,841
2.63%, 05/01/2031	300,000	294,871
3.13%, 05/01/2025	260,000	269,377
3.13%, 05/01/2030(3)	310,000	320,104
3.40%, 05/01/2030	370,000	388,548
4.00%, 05/01/2022	155,000	156,913
4.00%, 05/01/2040	600,000	642,668
4.00%, 05/01/2050	1,000,000	1,047,318

4.35%, 05/01/2024	975,000	1,008,029
4.55%, 05/01/2024(3)	595,000	615,533
Lee County Industrial Development Authority
5.00%, 11/15/2039	1,850,000	2,178,573
5.63%, 12/01/2037(3)	250,000	261,273
5.75%, 12/01/2052(3)	750,000	774,247
Lee County School Board
5.00%, 08/01/2028	3,275,000	4,133,786
Lee Memorial Health System
5.00%, 04/01/2033(1)	2,850,000	3,314,364
5.00%, 04/01/2035	6,575,000	8,174,204
5.00%, 04/01/2037	2,060,000	2,546,332
Live Oak Lake Community Development District
3.80%, 05/01/2030	1,745,000	1,839,281
LT Ranch Community Development District
3.00%, 05/01/2025	625,000	636,043
Manatee County School District
5.00%, 10/01/2025	520,000	608,972
Marion County School Board
5.00%, 06/01/2026	1,455,000	1,682,263
Martin County Health Facilities Authority
5.00%, 11/15/2023	800,000	879,706
Miami Beach Health Facilities Authority
4.00%, 11/15/2040	500,000	582,935
4.00%, 11/15/2041	500,000	580,182
4.00%, 11/15/2046	4,950,000	5,663,300
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,855,000	3,226,480
5.00%, 04/01/2045	1,010,000	1,135,297
Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225,000	1,453,512
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110,000	128,067
5.00%, 08/01/2026	155,000	185,856
5.00%, 08/01/2027	345,000	424,472
5.00%, 08/01/2028	400,000	491,495
5.00%, 08/01/2029	480,000	586,324
5.00%, 08/01/2030	680,000	826,020
5.00%, 08/01/2032	750,000	905,671
Mirada II Community Development District
2.50%, 05/01/2026	500,000	502,017
Mizuho Floater/Residual Trust
0.30%, 05/01/2034(1)(3)	990,000	990,000
Monroe County School District
5.00%, 06/01/2033	540,000	653,671
5.00%, 06/01/2035	500,000	603,549
North AR-1 Pasco Community Development District
2.63%, 05/01/2026	350,000	350,083
Orange County Convention Center
5.00%, 10/01/2023	1,510,000	1,647,546
Orange County Health Facilities Authority
5.00%, 10/01/2039	750,000	891,678
Orange County School Board
5.00%, 08/01/2029	1,000,000	1,171,102
Orlando Utilities Commission
1.25%, 10/01/2046(1)	1,190,000	1,190,918
Palm Beach County Health Facilities Authority
5.00%, 12/01/2023	105,000	115,657
5.00%, 05/15/2024	615,000	679,484
5.00%, 12/01/2024	105,000	120,286
5.00%, 06/01/2055	2,500,000	2,695,468
7.50%, 06/01/2049	100,000	105,323
7.50%, 06/01/2049	1,875,000	1,975,055
Palm Beach County School District
5.00%, 08/01/2023	500,000	542,874
5.00%, 08/01/2024	220,000	248,629
5.00%, 08/01/2026	1,065,000	1,282,054
5.00%, 08/01/2026	3,750,000	4,514,275
5.00%, 08/01/2030	4,520,000	5,258,664
5.00%, 08/01/2032	3,000,000	3,484,086
5.00%, 08/01/2038	1,280,000	1,657,829
5.00%, 08/01/2039	2,560,000	3,301,109
Pasco County School Board
5.00%, 08/01/2030	450,000	591,243
5.00%, 08/01/2033	1,000,000	1,294,551
Portico Community Development District
2.80%, 05/01/2025	810,000	820,934
Reunion East Community Development District
2.40%, 05/01/2026	180,000	178,608
2.85%, 05/01/2031	200,000	197,188
River Hall Community Development District
3.00%, 05/01/2031	250,000	253,330
Rivers Edge II Community Development District
2.40%, 05/01/2026	350,000	350,349
3.00%, 05/01/2031	300,000	301,421
Sarasota County Health Facilities Authority
5.00%, 01/01/2042	750,000	808,434
5.00%, 01/01/2047	875,000	940,970
Sawyers Landing Community Development District
3.25%, 05/01/2026	300,000	305,403
4.25%, 05/01/2053	1,945,000	2,019,406

School Board of Miami-Dade County
5.00%, 05/01/2025	3,000,000	3,467,565
5.00%, 05/01/2026	1,000,000	1,153,548
5.00%, 05/01/2028	2,785,000	3,206,223
5.00%, 02/01/2030	500,000	584,507
5.00%, 05/01/2031(1)	5,000,000	5,574,406
5.00%, 05/01/2031	5,000,000	5,742,847
School District of Broward County
5.00%, 07/01/2022	1,000,000	1,035,964
5.00%, 07/01/2028	1,500,000	1,851,570
5.00%, 07/01/2029	2,545,000	3,123,095
5.00%, 07/01/2030	3,955,000	5,146,759
5.00%, 07/01/2030	5,500,000	6,362,342
5.00%, 07/01/2031	1,000,000	1,294,398
5.00%, 07/01/2033	5,000,000	6,414,163
Seminole County Industrial Development Authority
3.75%, 11/15/2025	2,690,000	2,708,170
4.00%, 06/15/2041(3)	425,000	473,768
4.00%, 06/15/2051(3)	830,000	913,303
4.00%, 06/15/2056(3)	705,000	769,497
Southern Groves Community Development District No 5
2.40%, 05/01/2026	215,000	213,804
2.80%, 05/01/2031	300,000	295,534
St Johns County Industrial Development Authority
4.00%, 12/15/2025	170,000	186,133
4.00%, 12/15/2026	185,000	205,006
4.00%, 12/15/2027	215,000	240,739
St Johns County School Board
5.00%, 07/01/2029	1,250,000	1,596,099
5.00%, 07/01/2030	1,500,000	1,915,582
5.00%, 07/01/2031	1,000,000	1,270,919
State of Florida
5.00%, 06/01/2023	2,425,000	2,618,116
5.00%, 06/01/2024	2,415,000	2,716,604
5.00%, 07/01/2024	2,460,000	2,775,573
State of Florida Lottery Revenue
5.00%, 07/01/2024	1,400,000	1,580,006
5.00%, 07/01/2024	4,000,000	4,514,302
Stillwater Community Development District
2.38%, 06/15/2026(3)	300,000	300,669
Sunshine Skyway Bridge
4.00%, 07/01/2037	2,355,000	2,750,308
Tampa Bay Water
5.50%, 10/01/2022	1,000,000	1,053,023
Tender Option Bond Trust Receipts/Certificates
0.12%, 10/01/2051(1)(3)	3,200,000	3,200,000
0.15%, 01/01/2028(1)(3)	6,300,000	6,300,000
Tolomato Community Development District
2.00%, 05/01/2022	600,000	605,059
2.00%, 05/01/2023	1,250,000	1,277,109
2.00%, 05/01/2024	1,295,000	1,337,420
2.10%, 05/01/2025	1,345,000	1,401,754
3.50%, 05/01/2024	365,000	376,182
Town of Davie FL
5.00%, 04/01/2048	1,440,000	1,699,805
Tradition Community Development District No 9
2.30%, 05/01/2026	195,000	193,406
2.70%, 05/01/2031	270,000	265,288
V-Dana Community Development District
2.60%, 05/01/2026	125,000	125,632
3.13%, 05/01/2031	125,000	126,142
Verano No 3 Community Development District
2.38%, 05/01/2026	100,000	100,480
3.00%, 05/01/2031	120,000	121,554
Village Community Development District No 13
3.00%, 05/01/2029	990,000	1,048,704
3.38%, 05/01/2034	995,000	1,069,129
Volusia County Educational Facility Authority
4.00%, 10/15/2037	740,000	851,160
5.00%, 10/15/2044	390,000	474,573
5.00%, 10/15/2049	730,000	883,092
Volusia County School Board
5.00%, 08/01/2024	2,100,000	2,372,003
West Villages Improvement District
4.00%, 05/01/2024	305,000	314,231
Westside Community Development District
3.50%, 05/01/2024(3)	465,000	474,356
Westside Haines City Community Development District
2.50%, 05/01/2026	125,000	124,036
3.00%, 05/01/2031	215,000	211,999

Total Florida		558,325,737

Georgia – 3.41%
Atlanta Development Authority
6.75%, 01/01/2035	2,200,000	1,657,291
7.00%, 01/01/2040	1,585,000	1,190,167
Augusta GA Airport Revenue
5.00%, 01/01/2027	370,000	410,499
Bartow County Development Authority
1.55%, 08/01/2043(1)	3,000,000	3,032,690

Brookhaven Development Authority
5.00%, 07/01/2025	1,400,000	1,634,198
5.00%, 07/01/2031	650,000	836,033
5.00%, 07/01/2032	1,000,000	1,282,167
5.00%, 07/01/2033	1,135,000	1,450,938
5.00%, 07/01/2037	1,800,000	2,274,055
City of Atlanta GA Department of Aviation
4.00%, 07/01/2038	255,000	301,114
5.00%, 07/01/2024	615,000	690,319
5.00%, 07/01/2024	1,530,000	1,717,758
5.00%, 07/01/2026	580,000	693,122
5.00%, 07/01/2026	1,210,000	1,455,655
5.00%, 07/01/2027	2,635,000	3,257,087
5.00%, 07/01/2032	250,000	326,716
5.00%, 07/01/2033	350,000	455,760
5.00%, 07/01/2034	250,000	324,360
5.00%, 07/01/2035	350,000	453,058
5.00%, 07/01/2036	350,000	451,469
5.00%, 07/01/2037	385,000	495,023
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2040	14,595,000	16,753,922
Cobb County Kennestone Hospital Authority
4.00%, 04/01/2033	500,000	594,958
5.00%, 04/01/2047	1,150,000	1,361,370
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054(1)	2,700,000	3,392,083
5.00%, 07/01/2054(1)	3,330,000	3,908,208
DeKalb Private Hospital Authority
5.00%, 07/01/2027	1,235,000	1,527,349
Development Authority for Fulton County
5.00%, 04/01/2023	300,000	320,828
5.00%, 06/15/2044	580,000	716,750
5.00%, 04/01/2047	1,750,000	2,071,650
Development Authority of Burke County
0.11%, 07/01/2049(1)	40,090,000	40,090,000
0.11%, 11/01/2052(1)	27,545,000	27,545,000
1.50%, 01/01/2040(1)	4,000,000	4,107,611
1.70%, 12/01/2049(1)	2,400,000	2,477,405
2.25%, 10/01/2032(1)	2,800,000	2,883,398
2.93%, 11/01/2053(1)	2,940,000	3,113,917
3.25%, 11/01/2045(1)	3,000,000	3,254,327
Development Authority Of The City Of Marietta
5.00%, 11/01/2037(3)	625,000	695,770
5.00%, 11/01/2047(3)	500,000	547,874
Fayette County Hospital Authority
5.00%, 07/01/2054(1)	1,300,000	1,431,002
Fulton County Residential Care Facilities for the Elderly Authority
4.00%, 04/01/2051(3)	1,500,000	1,569,949
5.00%, 04/01/2047(3)	700,000	775,849
5.00%, 04/01/2054(3)	550,000	607,872
Gainesville & Hall County Hospital Authority
5.50%, 02/15/2042	650,000	779,858
George L Smith II Congress Center Authority
2.38%, 01/01/2031	1,250,000	1,314,430
4.00%, 01/01/2036	1,500,000	1,738,453
4.00%, 01/01/2054	2,115,000	2,395,281
5.00%, 01/01/2054(3)	5,500,000	6,443,469
Georgia State Road & Tollway Authority
5.00%, 06/01/2022	1,500,000	1,547,828
5.00%, 06/01/2022	3,500,000	3,611,125
5.00%, 06/01/2023	1,000,000	1,079,113
5.00%, 06/01/2023	3,250,000	3,507,117
5.00%, 06/01/2031	2,000,000	2,609,146
5.00%, 06/01/2032	2,000,000	2,597,945
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635,000	707,340
LaGrange-Troup County Hospital Authority
5.00%, 04/01/2024	500,000	556,879
Macon-Bibb County Urban Development Authority
5.75%, 06/15/2037(3)	1,000,000	1,154,306
Main Street Natural Gas, Inc.
0.81% (1 Month LIBOR USD + 0.75%), 04/01/2048(2)	6,400,000	6,441,516
0.89% (1 Month LIBOR USD + 0.83%), 08/01/2048(2)	1,700,000	1,715,872
4.00%, 03/01/2023	545,000	573,345
4.00%, 04/01/2048(1)	3,000,000	3,188,544
4.00%, 08/01/2048(1)	7,975,000	8,537,960
4.00%, 08/01/2049(1)	52,070,000	57,380,625
4.00%, 03/01/2050(1)	20,000,000	22,825,326
4.00%, 05/01/2052(1)	7,335,000	8,660,911
5.00%, 05/15/2027	3,000,000	3,651,929
5.00%, 05/15/2028	2,500,000	3,111,638
5.00%, 05/15/2043	4,520,000	5,414,503
Municipal Electric Authority of Georgia
3.00%, 11/01/2021	730,000	731,492
3.00%, 11/01/2022	600,000	617,300
4.00%, 11/01/2023	805,000	865,682
4.00%, 01/01/2034	1,800,000	2,135,167
4.00%, 01/01/2035	1,500,000	1,773,744
4.00%, 01/01/2046	400,000	455,361
4.00%, 01/01/2046	590,000	671,657

4.00%, 01/01/2051	220,000	246,474
5.00%, 01/01/2024	830,000	914,819
5.00%, 01/01/2025	350,000	399,999
5.00%, 01/01/2025	900,000	1,028,568
5.00%, 01/01/2025	950,000	1,085,711
5.00%, 01/01/2026	300,000	353,878
5.00%, 01/01/2026	320,000	377,470
5.00%, 01/01/2026	1,000,000	1,179,594
5.00%, 01/01/2027	300,000	363,079
5.00%, 01/01/2027	1,500,000	1,815,393
5.00%, 11/01/2027	200,000	247,545
5.00%, 01/01/2028	25,000	30,947
5.00%, 01/01/2028	750,000	928,401
5.00%, 11/01/2028	275,000	348,166
5.00%, 11/01/2029	300,000	387,617
5.00%, 01/01/2030	1,000,000	1,242,972
5.00%, 01/01/2031	685,000	855,432
5.00%, 01/01/2034	1,080,000	1,391,767
5.00%, 01/01/2035	465,000	573,297
5.00%, 01/01/2039	605,000	737,913
5.00%, 01/01/2049	3,610,000	4,334,293
5.00%, 01/01/2056	190,000	228,580
5.00%, 01/01/2056	280,000	341,319
5.00%, 01/01/2056	565,000	683,975
5.00%, 01/01/2062	700,000	849,755
5.00%, 01/01/2062	1,155,000	1,402,096
5.00%, 01/01/2063	515,000	619,143
Private Colleges & Universities Authority
4.00%, 09/01/2037	8,350,000	10,016,426
4.00%, 09/01/2038	4,665,000	5,581,954
5.00%, 10/01/2023	300,000	327,390
5.00%, 04/01/2027	1,900,000	2,098,912
5.00%, 04/01/2044	1,000,000	1,078,987
Savannah Economic Development Authority
7.25%, 01/01/2049	120,000	138,062
State of Georgia
4.00%, 08/01/2034	6,455,000	7,885,706
5.00%, 07/01/2023	1,000,000	1,083,744

Total Georgia		354,110,817

Guam – 0.14%
Guam Department of Education
3.63%, 02/01/2025	750,000	787,266
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,550,000	1,675,798
Territory of Guam
4.00%, 01/01/2042	2,040,000	2,278,677
5.00%, 11/01/2027	430,000	520,074
5.00%, 01/01/2028	375,000	454,502
5.00%, 11/01/2028	485,000	596,590
5.00%, 01/01/2029	850,000	1,047,165
5.00%, 11/01/2029	485,000	605,486
5.00%, 01/01/2030	750,000	937,248
5.00%, 11/01/2030	250,000	316,041
5.00%, 01/01/2031	625,000	796,381
5.00%, 11/15/2031	2,260,000	2,607,247
5.00%, 11/01/2035	875,000	1,100,642
5.00%, 11/01/2040	1,000,000	1,236,176

Total Guam		14,959,293

Hawaii – 0.84%
City & County of Honolulu HI
5.00%, 09/01/2024	1,275,000	1,447,888
5.00%, 11/01/2024	1,895,000	2,071,337
5.00%, 11/01/2028	540,000	655,673
5.00%, 03/01/2029	9,000,000	11,578,701
5.00%, 10/01/2029	2,000,000	2,341,338
5.00%, 11/01/2029	1,800,000	2,221,712
5.00%, 07/01/2034	810,000	1,049,436
5.00%, 07/01/2035	1,345,000	1,738,905
State of Hawaii
5.00%, 08/01/2023	1,925,000	2,093,025
5.00%, 01/01/2030	2,330,000	2,973,343
5.00%, 01/01/2032	12,800,000	16,179,437
5.00%, 01/01/2033	9,500,000	11,975,573
State of Hawaii Airports System Revenue
5.00%, 07/01/2031	1,275,000	1,577,737
5.00%, 07/01/2032	1,500,000	1,853,183
State of Hawaii Department of Budget & Finance
4.00%, 03/01/2037	1,090,000	1,199,534
State of Hawaii Harbor System Revenue
4.00%, 07/01/2034	2,000,000	2,360,420
4.00%, 07/01/2035	2,320,000	2,732,184
4.00%, 07/01/2036	545,000	652,851
4.00%, 07/01/2039	1,000,000	1,188,252
University of Hawaii
5.00%, 10/01/2028	4,015,000	5,114,352
5.00%, 10/01/2028	4,445,000	5,662,091
5.00%, 10/01/2029	1,225,000	1,593,227
5.00%, 10/01/2030	5,350,000	7,081,939

Total Hawaii		87,342,138

Idaho – 0.13%
Idaho Health Facilities Authority
5.00%, 03/01/2034	3,155,000	3,475,258
Idaho Housing & Finance Association
4.00%, 07/15/2036	500,000	599,800
4.00%, 07/15/2037	645,000	771,181
4.00%, 07/15/2038	2,500,000	2,980,962
4.00%, 07/15/2039	2,750,000	3,269,743
4.00%, 01/01/2050	230,000	253,807
5.00%, 07/15/2034	600,000	787,315
5.00%, 07/15/2035	875,000	1,145,591

Total Idaho		13,283,657

Illinois – 8.07%
Champaign County Community Unit School District No 4 Champaign
0.00%, 01/01/2025	485,000	472,797
Chicago Board of Education
0.00%, 12/01/2025	265,000	253,037
0.00%, 12/01/2025	345,000	327,390
5.00%, 12/01/2021	1,000,000	1,007,319
5.00%, 12/01/2022	500,000	525,974
5.00%, 12/01/2023	2,000,000	2,187,191
5.00%, 12/01/2024	130,000	147,254
5.00%, 12/01/2024	2,175,000	2,463,666
5.00%, 12/01/2025	2,500,000	2,927,013
5.00%, 12/01/2026	145,000	173,217
5.00%, 12/01/2026	3,660,000	4,372,245
5.00%, 12/01/2028	310,000	384,303
5.00%, 12/01/2028	1,270,000	1,574,402
5.00%, 12/01/2029	540,000	680,759
5.00%, 12/01/2030	2,000,000	2,504,164
5.00%, 12/01/2030	2,430,000	3,042,559
5.00%, 12/01/2031	2,185,000	2,724,813
5.00%, 12/01/2031	5,000,000	6,335,800
5.00%, 12/01/2032	710,000	895,298
5.00%, 12/01/2033	300,000	366,291
5.00%, 12/01/2033	3,400,000	4,272,625
5.00%, 12/01/2034	250,000	306,870
5.00%, 12/01/2034	5,990,000	7,503,776
5.00%, 12/01/2035	1,380,000	1,725,385
5.00%, 12/01/2036	500,000	623,654
5.00%, 12/01/2036	1,300,000	1,621,500
5.00%, 12/01/2037	1,380,000	1,716,076
5.00%, 12/01/2038	400,000	496,181
5.00%, 12/01/2040	500,000	617,253
5.00%, 12/01/2041	785,000	789,917
5.00%, 12/01/2042	200,000	207,698
5.00%, 12/01/2046	1,455,000	1,741,957
5.25%, 12/01/2041	3,000,000	3,019,973
6.50%, 12/01/2046	100,000	122,740
6.75%, 12/01/2030(3)	1,500,000	1,978,741
7.00%, 12/01/2046(3)	400,000	517,853
Chicago Midway International Airport
5.00%, 01/01/2027	1,800,000	2,104,331
5.00%, 01/01/2030	865,000	949,306
5.00%, 01/01/2032	2,000,000	2,192,101
5.00%, 01/01/2034	1,000,000	1,093,700
5.00%, 01/01/2041	835,000	971,440
5.00%, 01/01/2046	300,000	348,927
5.50%, 01/01/2028	5,000,000	5,311,043
Chicago O’Hare International Airport
4.00%, 01/01/2035	4,060,000	4,781,014
4.00%, 01/01/2036	3,285,000	3,850,344
5.00%, 01/01/2022	520,000	526,013
5.00%, 01/01/2023	1,000,000	1,059,121
5.00%, 01/01/2024	1,865,000	2,052,937
5.00%, 01/01/2025	415,000	473,852
5.00%, 01/01/2027	520,000	628,150
5.00%, 01/01/2028	1,000,000	1,196,281
5.00%, 01/01/2028	1,500,000	1,865,004
5.00%, 01/01/2030	520,000	649,993
5.00%, 01/01/2030	2,000,000	2,279,460
5.00%, 01/01/2030	3,105,000	3,529,196
5.00%, 01/01/2031	660,000	782,312
5.00%, 01/01/2031	700,000	795,149
5.00%, 01/01/2031	835,000	1,041,450
5.00%, 01/01/2032	1,140,000	1,415,944
5.00%, 01/01/2032	1,300,000	1,475,808
5.00%, 01/01/2032	11,555,000	13,161,577
5.00%, 01/01/2033	345,000	404,553
5.00%, 01/01/2033	1,200,000	1,486,433
5.00%, 01/01/2033	2,520,000	2,870,374
5.00%, 07/01/2033	550,000	665,499
5.00%, 01/01/2034	400,000	468,583
5.00%, 01/01/2035	1,285,000	1,583,284
5.00%, 01/01/2036	430,000	502,452
5.00%, 01/01/2037	1,200,000	1,469,774
5.00%, 01/01/2042	500,000	586,008
5.00%, 01/01/2048	1,025,000	1,234,348
5.00%, 01/01/2053	615,000	743,733

Chicago Park District
4.00%, 01/01/2022	500,000	504,346
5.00%, 01/01/2029	3,000,000	3,309,065
5.00%, 01/01/2036	480,000	484,025
Chicago Transit Authority
5.00%, 06/01/2022	265,000	273,073
5.00%, 06/01/2023	240,000	258,195
5.00%, 06/01/2024	200,000	223,843
5.00%, 06/01/2025	200,000	231,711
5.00%, 06/01/2026	160,000	191,040
5.00%, 06/01/2026	8,275,000	9,880,369
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 06/01/2029	1,500,000	1,919,802
City of Chicago IL
5.00%, 01/01/2022	460,000	465,376
5.00%, 01/01/2023	1,000,000	1,054,653
5.00%, 01/01/2027	500,000	573,651
5.00%, 01/01/2027	2,000,000	2,389,152
5.00%, 01/01/2031	1,000,000	1,253,875
5.00%, 01/01/2035	750,000	855,809
5.00%, 01/01/2035	2,650,000	2,847,155
5.00%, 01/01/2039	1,200,000	1,441,818
5.25%, 01/01/2027	2,435,000	2,759,856
5.50%, 01/01/2035	1,000,000	1,127,548
5.63%, 01/01/2031	1,500,000	1,819,931
5.75%, 01/01/2034	2,000,000	2,428,938
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000,000	2,160,123
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2023	450,000	476,314
5.00%, 01/01/2024	500,000	550,977
5.00%, 01/01/2028	3,000,000	3,034,650
5.00%, 01/01/2028	2,900,000	3,186,751
5.00%, 01/01/2029	1,300,000	1,425,478
5.00%, 01/01/2030	1,000,000	1,205,870
5.00%, 01/01/2030	1,310,000	1,495,318
5.00%, 01/01/2033	2,000,000	2,275,307
5.00%, 01/01/2039	1,000,000	1,131,108
5.00%, 01/01/2044	5,000,000	5,466,154
City of Chicago IL Waterworks Revenue
4.00%, 11/01/2023	1,025,000	1,066,684
5.00%, 11/01/2021	1,525,000	1,530,449
5.00%, 11/01/2022	1,000,000	1,050,725
5.00%, 11/01/2023	650,000	711,571
5.00%, 11/01/2024	250,000	284,265
5.00%, 11/01/2024	1,000,000	1,137,058
5.00%, 11/01/2024	1,150,000	1,307,617
5.00%, 11/01/2025	1,000,000	1,134,108
5.00%, 11/01/2026	1,000,000	1,131,820
5.00%, 11/01/2033	500,000	557,898
City of Springfield IL
5.00%, 12/01/2024	340,000	384,614
5.00%, 12/01/2025	395,000	459,474
5.00%, 12/01/2026	160,000	182,505
City of Sterling IL
4.00%, 11/01/2031	500,000	604,389
4.00%, 11/01/2032	500,000	602,373
City of Waukegan IL
4.00%, 12/30/2024	540,000	595,185
City of Waukegan IL Water & Sewer System Revenue
4.00%, 12/30/2036	500,000	586,022
5.00%, 12/30/2031	635,000	821,183
Community Unit School District Number 427 DeKalb & Kane Counties Illinois
4.00%, 02/01/2032	700,000	818,667
4.00%, 02/01/2035	350,000	405,029
4.00%, 02/01/2037	535,000	614,085
4.00%, 02/01/2039	415,000	473,713
4.00%, 02/01/2041	475,000	538,517
Cook County Community College District No 508
5.25%, 12/01/2028	1,150,000	1,251,500
Cook County School District No 87 Berkeley
3.00%, 12/01/2034	1,000,000	1,099,905
3.00%, 12/01/2037	1,000,000	1,088,671
3.00%, 12/01/2038	1,000,000	1,085,797
Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850,000	968,693
County of Cook IL
3.00%, 11/15/2021	175,000	175,571
5.00%, 11/15/2022	1,200,000	1,264,289
5.00%, 11/15/2023	350,000	384,291
5.00%, 11/15/2023	3,090,000	3,396,190
5.00%, 11/15/2024	375,000	427,589
5.00%, 11/15/2025	375,000	441,811
5.00%, 11/15/2026	750,000	909,704
5.00%, 11/15/2026	1,450,000	1,758,760
5.00%, 11/15/2029	1,000,000	1,191,242
5.00%, 11/15/2030	500,000	594,779
5.00%, 11/15/2032	2,000,000	2,609,593
5.00%, 11/15/2033	2,350,000	3,053,350
5.00%, 11/15/2034	1,200,000	1,419,615
5.25%, 11/15/2028	1,035,000	1,040,647

County of Cook IL Sales Tax Revenue
5.00%, 11/15/2029	1,085,000	1,142,000
5.00%, 11/15/2033	2,795,000	3,427,097
5.25%, 11/15/2035	3,000,000	3,725,083
County of Kendall IL
5.00%, 12/15/2024	2,190,000	2,484,130
Illinois Finance Authority
2.25%, 11/15/2042(1)	500,000	505,833
3.00%, 07/01/2035	2,250,000	2,329,959
3.63%, 02/15/2032	355,000	396,846
3.75%, 02/15/2034	200,000	223,883
4.00%, 05/15/2023	20,000	21,174
4.00%, 05/15/2023	170,000	177,472
4.00%, 10/01/2028(3)	280,000	315,590
4.00%, 11/01/2028	235,000	271,678
4.00%, 10/01/2029(3)	405,000	459,110
4.00%, 10/01/2030(3)	630,000	717,096
4.00%, 11/01/2030	250,000	294,537
4.00%, 11/01/2030	2,500,000	2,810,001
4.00%, 09/01/2032	40,000	41,386
4.00%, 10/01/2032(3)	340,000	385,166
4.00%, 10/01/2033(3)	375,000	423,046
4.00%, 02/15/2036	800,000	904,970
4.00%, 07/15/2037	3,090,000	3,725,224
4.00%, 08/15/2037	4,350,000	5,207,631
4.00%, 07/15/2038	4,105,000	4,935,437
4.00%, 08/15/2038	4,100,000	4,886,776
4.00%, 07/15/2039	6,280,000	7,528,959
4.00%, 02/15/2041	5,000	5,813
4.00%, 02/15/2041	130,000	151,130
4.13%, 08/15/2037	1,090,000	1,197,366
4.75%, 05/15/2033	125,000	133,843
4.75%, 05/15/2033	835,000	868,831
5.00%, 07/01/2022	1,000,000	1,036,040
5.00%, 12/01/2022	325,000	327,515
5.00%, 11/15/2023	1,680,000	1,843,845
5.00%, 12/01/2023	1,880,000	2,061,896
5.00%, 01/01/2024	250,000	275,607
5.00%, 02/15/2024	215,000	238,806
5.00%, 05/15/2024	350,000	391,555
5.00%, 02/15/2025	695,000	800,529
5.00%, 07/01/2025	225,000	259,646
5.00%, 07/15/2025	230,000	268,814
5.00%, 08/01/2025	1,605,000	1,846,257
5.00%, 02/15/2026	360,000	428,236
5.00%, 02/15/2026	1,345,000	1,598,017
5.00%, 07/01/2026	240,000	283,913
5.00%, 08/15/2026	1,500,000	1,812,481
5.00%, 07/01/2027	600,000	724,409
5.00%, 08/15/2027	2,000,000	2,475,855
5.00%, 03/01/2028	15,000	17,629
5.00%, 05/15/2028	12,620,000	15,798,819
5.00%, 07/01/2028	750,000	923,467
5.00%, 09/01/2028	500,000	620,729
5.00%, 01/01/2029	1,650,000	2,007,680
5.00%, 02/15/2029	1,445,000	1,751,476
5.00%, 10/01/2029	505,000	646,123
5.00%, 12/01/2029	340,000	405,099
5.00%, 02/15/2030	1,240,000	1,500,822
5.00%, 07/01/2030	275,000	325,037
5.00%, 07/15/2030	710,000	877,081
5.00%, 09/01/2030	430,000	539,281
5.00%, 10/01/2030	565,000	717,180
5.00%, 11/01/2030	1,455,000	1,715,544
5.00%, 11/15/2030	2,000,000	2,299,079
5.00%, 01/01/2031	3,545,000	4,213,837
5.00%, 02/15/2031	300,000	362,241
5.00%, 05/15/2031	5,000,000	6,222,038
5.00%, 07/01/2031	1,420,000	1,717,527
5.00%, 08/15/2031	1,525,000	1,995,023
5.00%, 08/15/2032	730,000	968,069
5.00%, 05/15/2033	795,000	839,083
5.00%, 08/15/2033	250,000	301,849
5.00%, 10/01/2033	500,000	635,990
5.00%, 10/01/2033	700,000	877,162
5.00%, 01/01/2034	605,000	714,246
5.00%, 02/15/2034	1,890,000	2,270,802
5.00%, 07/01/2034	300,000	351,399
5.00%, 07/01/2034	10,000,000	13,094,245
5.00%, 08/15/2034	2,310,000	3,040,877
5.00%, 08/15/2034	2,500,000	3,050,345
5.00%, 10/01/2034	430,000	545,099
5.00%, 11/15/2034	300,000	343,590
5.00%, 11/15/2034	3,000,000	3,435,903
5.00%, 08/15/2035	100,000	115,198
5.00%, 08/15/2035	600,000	724,437
5.00%, 10/01/2035	400,000	506,184
5.00%, 02/15/2036	905,000	1,082,685
5.00%, 07/01/2036	830,000	969,285
5.00%, 08/15/2036	1,000,000	1,207,396
5.00%, 10/01/2036	620,000	771,320

5.00%, 01/01/2037	2,785,000	3,345,554
5.00%, 05/15/2037	395,000	450,858
5.00%, 05/15/2037	1,050,000	1,214,504
5.00%, 08/15/2037	1,000,000	1,207,396
5.00%, 11/15/2038	3,795,000	4,334,763
5.00%, 02/15/2041	1,075,000	1,279,759
5.00%, 05/15/2041	400,000	472,135
5.00%, 08/01/2042	120,000	138,711
5.00%, 01/01/2044	4,145,000	4,917,501
5.00%, 08/15/2044	200,000	229,657
5.00%, 12/01/2046	5,950,000	6,922,073
5.00%, 05/15/2047	100,000	112,681
5.00%, 08/01/2049	140,000	160,630
5.00%, 05/15/2050(1)	1,625,000	1,815,677
5.00%, 05/15/2050(1)	2,170,000	2,580,089
5.00%, 05/15/2051	1,000,000	1,160,894
5.00%, 05/15/2056	1,630,000	1,881,470
5.00%, 07/15/2057(1)	11,305,000	11,944,125
5.13%, 05/15/2038	1,000,000	1,054,665
5.25%, 08/15/2031	500,000	609,671
5.25%, 07/01/2035	20,085,000	26,107,662
5.25%, 02/15/2037	380,000	414,117
5.25%, 05/15/2047	35,000	37,757
5.25%, 05/15/2047	245,000	255,348
5.25%, 05/15/2054	1,000,000	1,046,889
Illinois Housing Development Authority
0.80%, 07/01/2026	1,000,000	993,271
3.75%, 04/01/2050	675,000	745,936
Illinois Municipal Electric Agency
5.00%, 02/01/2022	1,280,000	1,299,950
5.00%, 02/01/2023	285,000	303,003
5.00%, 02/01/2031	470,000	546,033
Illinois Sports Facilities Authority
5.00%, 06/15/2030	750,000	930,802
5.00%, 06/15/2031	575,000	724,620
5.25%, 06/15/2032	1,735,000	1,905,608
Illinois State Toll Highway Authority
5.00%, 01/01/2024	935,000	1,031,658
5.00%, 01/01/2025	1,250,000	1,431,612
5.00%, 01/01/2026	1,550,000	1,833,366
5.00%, 01/01/2028	3,000,000	3,742,365
5.00%, 12/01/2031	235,000	275,697
5.00%, 12/01/2032	425,000	498,019
5.00%, 01/01/2034	1,300,000	1,593,274
5.00%, 01/01/2036	1,000,000	1,296,124
5.00%, 01/01/2037	1,260,000	1,456,543
5.00%, 01/01/2041	2,190,000	2,788,258
5.00%, 01/01/2044	2,270,000	2,789,625
5.00%, 01/01/2045	12,810,000	16,098,346
Illinois State University
5.00%, 04/01/2032	1,745,000	2,141,397
Kane & DeKalb Counties Community Unit School District No 302 Kaneland
5.00%, 02/01/2025	4,125,000	4,686,430
5.00%, 02/01/2026	1,930,000	2,257,091
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000,000	1,134,964
5.00%, 01/01/2027	100,000	114,556
5.00%, 01/01/2027	2,100,000	2,373,309
Macon County School District No 61 Decatur
4.00%, 01/01/2029	1,240,000	1,423,205
4.00%, 01/01/2033	1,950,000	2,200,297
4.00%, 01/01/2034	1,750,000	1,970,346
Madison County Community Unit School District No 8 Bethalto
4.00%, 12/01/2034	775,000	895,152
4.00%, 12/01/2040	1,965,000	2,239,238
McHenry County Community Unit School District No 12 Johnsburg
5.00%, 01/01/2026	925,000	1,019,089
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	1,000,000	980,430
0.00%, 01/15/2025	1,000,000	965,479
0.00%, 01/15/2026	1,000,000	947,202
Metropolitan Pier & Exposition Authority
0.00%, 12/15/2023	165,000	162,304
0.00%, 06/15/2028	14,270,000	12,809,898
0.00%, 06/15/2029	2,540,000	2,215,550
0.00%, 12/15/2030	11,000,000	9,155,820
0.00%, 12/15/2034	550,000	407,140
0.00%, 12/15/2035	10,000,000	7,198,914
0.00%, 06/15/2037	1,490,000	1,004,887
0.00%, 06/15/2041	1,460,000	854,945
3.00%, 06/15/2024	1,125,000	1,171,085
4.00%, 06/15/2052	1,820,000	2,037,568
5.00%, 12/15/2026	2,000,000	2,065,699
5.00%, 12/15/2028	1,000,000	1,222,581
5.00%, 12/15/2028	2,815,000	2,907,472
5.00%, 12/15/2032	550,000	662,372
5.00%, 06/15/2042	4,090,000	4,224,355
5.00%, 06/15/2042	4,500,000	5,563,730
5.00%, 06/15/2050	16,465,000	19,761,682
5.00%, 06/15/2057	3,275,000	3,835,217

Metropolitan Water Reclamation District of Greater Chicago
5.00%, 12/01/2031	5,700,000	5,743,815
5.25%, 12/01/2032	1,800,000	2,474,631
Northern Illinois University
4.00%, 10/01/2032	515,000	615,108
4.00%, 10/01/2034	1,000,000	1,185,681
4.00%, 10/01/2039	875,000	1,023,490
4.00%, 10/01/2040	800,000	933,568
4.00%, 10/01/2041	800,000	930,879
4.00%, 10/01/2043	975,000	1,128,556
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375,000	1,677,618
Peoria Public Building Commission
5.00%, 12/01/2022	1,500,000	1,578,484
Railsplitter Tobacco Settlement Authority
5.00%, 06/01/2023	2,265,000	2,441,433
5.00%, 06/01/2024	5,275,000	5,915,809
Sales Tax Securitization Corp.
5.00%, 01/01/2025	1,000,000	1,140,077
5.00%, 01/01/2025	4,000,000	4,560,306
5.00%, 01/01/2026	2,000,000	2,351,847
5.00%, 01/01/2029	1,000,000	1,264,224
Sangamon Logan & Menard Counties Community Unit School Distributors No 15 Williamsville
5.00%, 12/01/2027	325,000	401,531
5.00%, 12/01/2029	710,000	914,367
5.00%, 12/01/2031	600,000	761,683
5.00%, 12/01/2032	400,000	506,975
5.00%, 12/01/2033	375,000	473,796
Southern Illinois University
4.00%, 04/01/2029	200,000	235,926
4.00%, 04/01/2030	525,000	624,242
4.00%, 04/01/2035	300,000	351,953
4.00%, 04/01/2039	500,000	579,702
5.00%, 04/01/2032	240,000	306,849
5.00%, 04/01/2033	300,000	382,838
Southwestern Illinois Development Authority
4.00%, 04/15/2031	1,000,000	1,193,671
State of Illinois
4.00%, 03/01/2022	7,665,000	7,781,267
4.00%, 01/01/2023	330,000	332,873
4.00%, 03/01/2023	5,000,000	5,252,521
4.00%, 03/01/2024	4,000,000	4,330,696
5.00%, 10/01/2021	2,000,000	2,000,000
5.00%, 11/01/2021	1,930,000	1,936,896
5.00%, 03/01/2022	590,000	601,355
5.00%, 08/01/2022	3,000,000	3,117,613
5.00%, 09/01/2022	1,340,000	1,396,580
5.00%, 11/01/2022	570,000	598,350
5.00%, 02/01/2023	200,000	212,172
5.00%, 02/01/2023	235,000	249,302
5.00%, 03/01/2023	2,320,000	2,469,717
5.00%, 09/01/2023	1,365,000	1,482,603
5.00%, 09/01/2024	1,365,000	1,537,050
5.00%, 11/01/2024	7,290,000	8,256,177
5.00%, 02/01/2025	455,000	501,260
5.00%, 05/01/2025	3,050,000	3,387,380
5.00%, 06/01/2025	880,000	1,014,876
5.00%, 10/01/2025	355,000	413,612
5.00%, 10/01/2025	10,000,000	11,651,056
5.00%, 11/01/2025	2,040,000	2,381,935
5.00%, 11/01/2025	13,705,000	16,002,168
5.00%, 06/01/2026	125,000	148,088
5.00%, 10/01/2026	2,270,000	2,708,658
5.00%, 01/01/2027	2,000,000	2,324,156
5.00%, 02/01/2027	1,635,000	1,964,451
5.00%, 11/01/2027	1,040,000	1,266,950
5.00%, 02/01/2028	1,000,000	1,191,578
5.00%, 05/01/2028	265,000	291,919
5.00%, 11/01/2028	3,000,000	3,626,868
5.00%, 02/01/2029	1,000,000	1,180,859
5.00%, 04/01/2029	605,000	665,173
5.00%, 11/01/2029	2,290,000	2,744,795
5.00%, 10/01/2030	3,575,000	4,545,260
5.00%, 01/01/2031	11,000,000	11,117,313
5.00%, 10/01/2031	1,750,000	2,213,054
5.00%, 10/01/2031	7,300,000	8,876,591
5.00%, 05/01/2032	800,000	874,714
5.00%, 05/01/2034	2,500,000	2,727,518
5.00%, 05/01/2038	1,200,000	1,418,161
5.13%, 05/01/2022	325,000	334,001
5.25%, 02/01/2029	3,720,000	4,090,306
5.25%, 02/01/2030	100,000	109,881
5.25%, 12/01/2030	11,685,000	14,162,568
5.25%, 02/01/2031	760,000	833,406
5.50%, 07/01/2024	1,000,000	1,086,955
5.50%, 05/01/2025	840,000	981,131
5.50%, 07/01/2025	400,000	433,977
5.50%, 07/01/2038	1,500,000	1,600,634
State of Illinois Sales Tax Revenue
5.00%, 06/15/2023	510,000	550,007

5.00%, 06/15/2024	590,000	661,464
5.00%, 06/15/2024	4,905,000	5,284,273
5.00%, 06/15/2025	340,000	393,700
5.00%, 06/15/2025	4,190,000	4,502,155
5.00%, 06/15/2026	500,000	595,057
5.00%, 06/15/2027	1,000,000	1,217,128
Tender Option Bond Trust Receipts/Certificates
0.12%, 01/01/2037(1)(3)	3,900,000	3,900,000
0.12%, 08/15/2048(1)(3)	4,400,000	4,400,000
0.13%, 06/15/2036(1)(3)	2,100,000	2,100,000
0.13%, 06/15/2048(1)(3)	700,000	700,000
0.13%, 12/01/2049(1)(3)	1,900,000	1,900,000
0.13%, 12/01/2049(1)(3)	5,700,000	5,700,000
University of Illinois
3.00%, 04/01/2034	3,400,000	3,737,494
4.00%, 04/01/2036	1,500,000	1,718,304
Upper Illinois River Valley Development Authority
5.25%, 12/01/2037(3)	2,005,000	2,160,973
Village of Bolingbrook IL
4.00%, 03/01/2023	500,000	524,552
4.00%, 03/01/2025	500,000	554,351
4.00%, 03/01/2027	1,000,000	1,149,628
Village of Hillside IL
5.00%, 01/01/2024	625,000	647,088
Will County Community Unit School District No 365 Valley View
0.00%, 11/01/2025	1,520,000	1,465,842
0.00%, 11/01/2026	905,000	861,104
5.00%, 11/01/2023	420,000	459,968
5.00%, 11/01/2024	2,390,000	2,719,144
5.00%, 11/01/2026	1,800,000	2,178,024
Woodford Lasalle Livingston Etc Counties Community Unit Distributors No 6 Fieldcrest
4.00%, 12/01/2034	1,000,000	1,159,544
4.00%, 12/01/2036	1,095,000	1,264,566

Total Illinois		837,127,727

Indiana – 1.62%
Ball State University
5.00%, 07/01/2033	955,000	1,156,894
City of Whiting IN
5.00%, 12/01/2044(1)	21,625,000	25,834,256
5.00%, 11/01/2045(1)	3,000,000	3,148,208
County of St Joseph IN
5.00%, 04/01/2033	1,245,000	1,529,986
Indiana Finance Authority
0.40%, 10/01/2031(1)	600,000	600,000
0.65%, 08/01/2025	2,250,000	2,235,152
0.70%, 12/01/2046(1)	8,525,000	8,508,794
0.75%, 12/01/2038(1)	500,000	495,149
0.95%, 12/01/2038(1)	900,000	886,638
1.40%, 08/01/2029	2,500,000	2,472,920
1.65%, 12/01/2042(1)	2,145,000	2,152,665
2.25%, 12/01/2058(1)	1,285,000	1,351,570
2.50%, 11/01/2030	1,000,000	1,006,667
4.00%, 10/01/2035	1,550,000	1,888,961
4.00%, 10/01/2036	1,100,000	1,332,887
4.13%, 12/01/2026	7,055,000	7,770,141
5.00%, 12/01/2024	3,000,000	3,442,355
5.00%, 05/01/2026	1,100,000	1,315,224
5.00%, 11/01/2026	1,200,000	1,455,349
5.00%, 05/01/2027	700,000	860,295
5.00%, 05/01/2029	685,000	880,982
5.00%, 11/01/2029	2,350,000	2,897,235
5.00%, 09/01/2031	440,000	517,879
5.00%, 06/01/2032	2,750,000	2,808,873
5.00%, 03/01/2036	4,000,000	4,570,583
5.00%, 09/01/2036	1,000,000	1,174,414
5.00%, 06/01/2039	1,200,000	1,223,271
5.00%, 07/01/2048	3,840,000	4,108,608
5.25%, 02/01/2033	2,500,000	2,916,000
5.25%, 10/01/2038	15,010,000	15,010,000
5.25%, 01/01/2051	5,450,000	5,853,492
Indiana Health & Educational Facilities Financing Authority
1.75%, 11/15/2031(1)	45,000	45,045
1.75%, 11/15/2031(1)	2,765,000	2,768,395
Indiana Health Facility Financing Authority
2.00%, 11/15/2036(1)	2,070,000	2,113,924
Indiana Housing & Community Development Authority
3.00%, 07/01/2050	915,000	993,896
3.00%, 07/01/2051	990,000	1,072,893
3.50%, 01/01/2049	1,105,000	1,200,394
5.00%, 01/01/2022	655,000	662,630
5.00%, 07/01/2022	560,000	579,926
5.00%, 01/01/2023	575,000	608,995
5.00%, 01/01/2024	285,000	314,869
5.00%, 01/01/2024	500,000	552,164
5.00%, 07/01/2024	295,000	332,237
5.00%, 07/01/2024	500,000	562,821
5.00%, 01/01/2025	300,000	343,587
5.00%, 01/01/2025	1,245,000	1,425,886
5.00%, 01/01/2026	300,000	353,465
5.00%, 01/01/2026	600,000	706,929

5.00%, 07/01/2026	320,000	381,660
5.00%, 07/01/2026	400,000	477,076
5.00%, 01/01/2027	300,000	362,565
5.00%, 01/01/2027	575,000	694,917
5.00%, 07/01/2027	300,000	367,048
5.00%, 07/01/2027	400,000	489,398
5.00%, 01/01/2028	600,000	740,679
5.00%, 07/01/2028	500,000	624,031
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2022	755,000	763,608
5.00%, 06/01/2022	250,000	257,751
5.00%, 01/01/2023	285,000	301,518
5.00%, 06/01/2023	435,000	468,280
5.00%, 07/15/2023	300,000	324,830
5.00%, 07/15/2024	1,000,000	1,127,906
5.00%, 01/01/2025	1,195,000	1,364,464
5.00%, 06/01/2025	3,600,000	4,175,063
5.00%, 07/15/2025	750,000	873,192
5.00%, 01/15/2026	720,000	848,952
5.00%, 06/01/2026	3,300,000	3,943,553
5.00%, 01/15/2027	700,000	847,216
5.00%, 01/15/2028	500,000	618,796
5.00%, 01/01/2029	1,000,000	1,184,166
5.00%, 01/01/2030	3,000,000	3,291,685
5.00%, 01/01/2031	1,000,000	1,181,828
5.00%, 01/01/2032	5,000,000	5,653,822
5.00%, 02/01/2054	2,020,000	2,462,811
Lebanon Middle School Building Corp.
5.00%, 01/10/2023	1,065,000	1,127,108
5.00%, 07/10/2023	1,740,000	1,880,335
Muncie Sanitary District
5.00%, 07/01/2029	525,000	664,163
5.00%, 01/01/2030	665,000	848,181
Tender Option Bond Trust Receipts/Certificates
0.11%, 12/01/2028(1)(3)	1,700,000	1,700,000
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390,000	457,581
5.00%, 01/15/2029	540,000	632,101
5.00%, 01/15/2030	700,000	819,049

Total Indiana		167,998,837

Iowa – 0.37%
City of Coralville IA
4.00%, 06/01/2026	415,000	452,821
4.00%, 06/01/2028	300,000	330,860
4.00%, 05/01/2030	905,000	928,420
4.00%, 06/01/2034	890,000	964,270
Dubuque Community School District
3.00%, 07/01/2036	600,000	647,817
3.00%, 07/01/2037	675,000	725,765
3.00%, 07/01/2038	500,000	535,639
Iowa Finance Authority
1.50%, 01/01/2042(1)	1,370,000	1,379,206
2.88%, 05/15/2049	705,000	709,008
3.13%, 12/01/2022	4,060,000	4,122,271
4.75%, 08/01/2042	1,180,000	1,208,449
5.00%, 05/15/2043	270,000	310,637
5.00%, 05/15/2048	335,000	383,512
5.25%, 12/01/2025	3,000,000	3,245,325
Iowa Higher Education Loan Authority
4.00%, 10/01/2030	380,000	445,930
4.00%, 10/01/2031	395,000	465,683
4.00%, 10/01/2032	140,000	163,497
4.00%, 10/01/2033	275,000	319,130
4.00%, 10/01/2036	325,000	370,692
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	1,000,000	1,164,113
5.00%, 12/01/2025	1,775,000	2,058,427
5.00%, 12/01/2028	1,640,000	2,020,355
Iowa Tobacco Settlement Authority
0.38%, 06/01/2030	215,000	214,979
PEFA, Inc.
5.00%, 09/01/2049(1)	13,000,000	15,396,057

Total Iowa		38,562,863

Kansas – 0.32%
City of Lenexa KS
5.00%, 05/15/2039	325,000	362,657
City of Manhattan KS
4.00%, 06/01/2026	315,000	344,508
4.00%, 06/01/2028	300,000	334,402
4.00%, 06/01/2036	500,000	555,144
Johnson County Unified School District No 232 de Soto
5.00%, 09/01/2022	350,000	365,358
Kansas Development Finance Authority
5.00%, 11/15/2032	7,325,000	7,537,793
5.00%, 11/15/2054(1)	4,710,000	6,267,579
5.00%, 11/15/2054(1)	14,000,000	17,717,441

Total Kansas		33,484,882

Kentucky – 1.42%
City of Ashland KY
4.00%, 02/01/2034	500,000	570,681

4.00%, 02/01/2038	620,000	699,362
5.00%, 02/01/2028	255,000	313,456
5.00%, 02/01/2032	395,000	488,931
City of Berea KY
0.07%, 06/01/2032(1)	1,700,000	1,700,000
City of Russell KY
5.00%, 11/01/2022	3,200,000	3,361,647
County of Carroll KY
1.55%, 09/01/2042(1)	10,750,000	10,847,528
1.75%, 10/01/2034(1)	1,045,000	1,051,025
County of Trimble KY
1.30%, 09/01/2044(1)	3,000,000	2,993,775
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000,000	1,131,546
5.00%, 09/01/2025	1,250,000	1,462,235
Kentucky Economic Development Finance Authority
0.09%, 05/01/2034(1)	4,600,000	4,600,000
5.00%, 08/01/2030	2,160,000	2,738,985
5.00%, 05/15/2031	350,000	376,190
5.00%, 06/01/2037	325,000	379,589
5.00%, 06/01/2041	225,000	261,843
5.00%, 06/01/2045	1,000,000	1,159,101
5.00%, 12/01/2045	300,000	364,876
5.00%, 05/15/2046	500,000	526,018
5.00%, 12/01/2047	375,000	392,982
5.00%, 05/15/2051	325,000	341,209
5.25%, 06/01/2041	725,000	850,838
6.00%, 11/15/2036	275,000	286,377
6.25%, 11/15/2046	2,325,000	2,427,934
6.38%, 11/15/2051	250,000	262,454
Kentucky Housing Corp.
1.16%, 02/01/2023(1)	3,000,000	3,009,746
Kentucky Public Energy Authority
4.00%, 04/01/2048(1)	5,000,000	5,402,645
4.00%, 01/01/2049(1)	12,500,000	13,767,150
4.00%, 12/01/2049(1)	10,000,000	11,137,103
4.00%, 12/01/2049(1)	11,270,000	12,562,529
4.00%, 02/01/2050(1)	6,500,000	7,602,756
4.00%, 12/01/2050(1)	16,560,000	18,933,899
Kentucky Public Transportation Infrastructure Authority
5.75%, 07/01/2049	1,060,000	1,158,321
6.00%, 07/01/2053	970,000	1,063,641
Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,495,000	1,807,312
5.00%, 04/01/2027	1,000,000	1,216,747
5.00%, 11/01/2027	2,435,000	2,935,630
5.00%, 05/01/2029	1,000,000	1,207,955
5.00%, 05/01/2029	1,025,000	1,270,584
5.00%, 11/01/2031	1,685,000	2,101,558
5.00%, 05/01/2032	270,000	332,781
Kentucky State University
3.00%, 11/01/2032	160,000	177,769
4.00%, 11/01/2034	130,000	155,198
4.00%, 11/01/2038	500,000	590,268
4.00%, 11/01/2041	445,000	520,937
4.00%, 11/01/2046	500,000	578,108
5.00%, 11/01/2029	250,000	314,469
5.00%, 11/01/2031	180,000	233,868
Louisville & Jefferson County Metropolitan Government
5.00%, 10/01/2023	1,565,000	1,709,853
5.00%, 12/01/2028	430,000	443,484
5.00%, 12/01/2029	1,250,000	1,289,197
5.00%, 10/01/2030	2,500,000	2,982,994
5.00%, 10/01/2032	430,000	512,151
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2037	1,200,000	1,495,915
5.00%, 10/01/2047(1)	740,000	893,232
5.00%, 10/01/2047(1)	1,100,000	1,410,719
5.00%, 10/01/2047(1)	2,165,000	2,365,635
Tender Option Bond Trust Receipts/Certificates
0.12%, 02/15/2026(1)(3)	2,400,000	2,400,000
0.13%, 07/01/2037(1)(3)	800,000	800,000
0.30%, 11/01/2060(1)(3)	2,900,000	2,900,000

Total Kentucky		146,872,736

Louisiana – 1.62%
City of Youngsville LA
4.00%, 05/01/2036	250,000	295,559
4.00%, 05/01/2038	250,000	293,816
4.00%, 05/01/2040	250,000	291,832
East Baton Rouge Sewerage Commission
5.00%, 02/01/2031	1,000,000	1,295,328
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000,000	1,164,591
Greater Ouachita Water Co.
5.00%, 09/01/2027	1,000,000	1,231,509
5.00%, 09/01/2028	960,000	1,209,584
5.00%, 09/01/2029	365,000	469,445
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038(3)	600,000	679,861
5.63%, 06/15/2048(3)	700,000	784,977

Louisiana Local Government Environmental Facilities & Community Development Auth
0.88%, 02/01/2046(1)	7,420,000	7,395,138
3.00%, 10/01/2022	200,000	205,248
3.00%, 10/01/2023	125,000	131,330
3.50%, 11/01/2032	6,000,000	6,609,863
4.00%, 10/01/2024	125,000	137,661
4.00%, 10/01/2025	135,000	151,991
4.00%, 10/01/2026	150,000	172,013
5.00%, 10/01/2028	1,045,000	1,314,227
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027(1)	2,500,000	2,532,034
1.65%, 09/01/2034(1)	4,500,000	4,557,661
Louisiana Public Facilities Authority
0.00%, 10/01/2027	2,000,000	2,070,496
4.00%, 10/01/2036	765,000	893,257
4.00%, 10/01/2037	1,005,000	1,169,557
4.00%, 10/01/2038	310,000	359,767
4.00%, 10/01/2039	725,000	839,673
4.00%, 10/01/2040	1,100,000	1,268,747
4.00%, 10/01/2041	1,175,000	1,351,188
5.00%, 12/15/2022	230,000	242,831
5.00%, 12/15/2023	335,000	368,743
5.00%, 12/15/2024	330,000	377,140
5.00%, 12/15/2025	275,000	324,579
5.00%, 12/15/2026	300,000	363,680
5.00%, 12/15/2028	250,000	309,483
5.00%, 12/15/2029	200,000	246,760
5.00%, 12/15/2030	150,000	184,292
5.00%, 05/15/2031	1,250,000	1,504,042
5.00%, 12/15/2031	390,000	477,657
5.00%, 05/15/2032	1,000,000	1,200,248
5.00%, 10/01/2032	275,000	352,925
5.00%, 10/01/2035	760,000	965,523
5.00%, 05/15/2050(1)	7,500,000	8,640,416
Louisiana State Citizens Property Insurance Corp.
5.00%, 06/01/2022	2,635,000	2,718,126
Mizuho Floater/Residual Trust
0.30%, 06/01/2033(1)(3)	1,200,000	1,200,000
New Orleans Aviation Board
5.00%, 01/01/2023	50,000	52,898
5.00%, 01/01/2024	55,000	60,542
5.00%, 01/01/2024	1,525,000	1,678,675
5.00%, 01/01/2027	850,000	968,771
5.00%, 01/01/2028	155,000	186,123
5.00%, 01/01/2029	810,000	918,704
5.00%, 01/01/2030	275,000	326,655
5.00%, 01/01/2033	740,000	879,200
5.00%, 01/01/2033	2,600,000	3,170,026
5.00%, 01/01/2034	170,000	201,548
5.00%, 01/01/2034	750,000	889,181
5.00%, 01/01/2034	2,750,000	3,344,562
5.00%, 01/01/2036	500,000	591,255
5.00%, 01/01/2037	500,000	590,420
5.00%, 01/01/2040	1,540,000	1,747,733
5.00%, 01/01/2040	9,890,000	11,173,082
Parish of St James LA
0.09%, 11/01/2040(1)	16,125,000	16,125,000
6.10%, 06/01/2038(1)(3)	1,000,000	1,300,401
6.10%, 12/01/2040(1)(3)	1,930,000	2,509,775
6.35%, 07/01/2040(3)	3,015,000	3,979,678
6.35%, 10/01/2040(3)	440,000	580,782
Parish of St John the Baptist LA
2.00%, 06/01/2037(1)	5,785,000	5,881,670
2.10%, 06/01/2037(1)	5,995,000	6,184,402
2.13%, 06/01/2037(1)	8,175,000	8,438,796
2.20%, 06/01/2037(1)	2,475,000	2,582,901
2.38%, 06/01/2037(1)	1,000,000	1,051,628
Port New Orleans Board of Commissioners
5.00%, 04/01/2034	750,000	933,221
5.00%, 04/01/2035	420,000	520,958
5.00%, 04/01/2037	500,000	615,362
Regional Transit Authority Sales Tax Revenue
5.00%, 01/01/2035	6,080,000	7,871,573
State of Louisiana
4.00%, 05/01/2032	5,000,000	5,572,371
4.00%, 05/01/2034	10,685,000	11,856,300
5.00%, 09/01/2030	1,200,000	1,586,088
5.00%, 09/01/2031	1,475,000	1,942,995
5.00%, 09/01/2032	1,480,000	1,941,683
5.00%, 09/01/2033	1,300,000	1,698,495

Total Louisiana		168,306,252

Maine – 0.15%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2035	250,000	302,048
4.00%, 07/01/2036	250,000	300,958
4.00%, 07/01/2041	1,480,000	1,617,391
4.00%, 07/01/2046	330,000	358,342
5.00%, 07/01/2030	110,000	143,675
5.00%, 07/01/2031	115,000	152,717
5.00%, 07/01/2032	550,000	728,191

5.00%, 07/01/2034	850,000	1,117,245
5.00%, 07/01/2034	1,000,000	1,283,274
5.00%, 07/01/2041	1,235,000	1,417,403
5.00%, 07/01/2043	610,000	659,763
5.00%, 07/01/2046	1,735,000	1,978,778
Maine Municipal Bond Bank
5.00%, 11/01/2033	650,000	797,892
Maine Turnpike Authority
5.00%, 07/01/2032	885,000	1,152,537
5.00%, 07/01/2034	900,000	1,164,326
Tender Option Bond Trust Receipts/Certificates
0.12%, 07/01/2028(1)(3)	1,900,000	1,900,000

Total Maine		15,074,540

Maryland – 1.56%
City of Baltimore MD
5.00%, 09/01/2023	1,000,000	1,032,484
5.00%, 07/01/2026	720,000	867,297
5.00%, 07/01/2029	4,770,000	5,761,415
5.00%, 09/01/2030	3,000,000	3,219,379
5.00%, 09/01/2032	1,000,000	1,070,422
5.00%, 09/01/2036	2,790,000	2,961,288
5.00%, 09/01/2046	2,500,000	2,626,602
City of Gaithersburg MD
5.00%, 01/01/2027	1,335,000	1,500,443
5.00%, 01/01/2033	130,000	144,554
5.00%, 01/01/2036	85,000	94,214
City of Rockville MD
5.00%, 11/01/2042	2,250,000	2,435,125
5.00%, 11/01/2047	1,730,000	1,866,472
City of Westminster MD
6.25%, 07/01/2044	1,100,000	1,207,062
County of Baltimore MD
4.00%, 03/01/2033	2,000,000	2,362,607
5.00%, 10/01/2023	2,495,000	2,731,699
5.00%, 03/01/2024	1,100,000	1,225,393
County of Montgomery MD
5.00%, 10/01/2024	1,210,000	1,379,248
5.38%, 07/01/2048	625,000	662,502
County of Prince George’s MD
4.00%, 08/01/2029	4,035,000	4,314,169
5.13%, 07/01/2039(3)	1,500,000	1,668,972
County of Washington MD
4.00%, 05/01/2036	1,500,000	1,614,943
4.00%, 05/01/2042	3,225,000	3,417,140
Deutsche Bank Spears/Lifers Trust
0.12%, 03/01/2023(1)(3)	2,805,000	2,805,000
Maryland Community Development Administration
2.60%, 09/01/2022	1,635,000	1,668,731
2.70%, 03/01/2023	1,985,000	2,049,150
2.75%, 09/01/2023	625,000	652,655
2.85%, 03/01/2024	1,590,000	1,675,037
2.95%, 03/01/2025	1,880,000	2,012,162
3.00%, 09/01/2051	2,500,000	2,711,838
3.10%, 03/01/2026	900,000	971,237
3.25%, 03/01/2027	2,325,000	2,549,635
3.50%, 03/01/2050	1,095,000	1,193,209
4.00%, 09/01/2049	1,200,000	1,323,291
Maryland Economic Development Corp.
3.25%, 09/01/2030	1,225,000	1,357,807
4.00%, 06/01/2038	350,000	338,801
4.00%, 09/01/2040	410,000	467,620
4.00%, 09/01/2050	2,245,000	2,523,849
5.00%, 06/01/2023	215,000	230,074
5.00%, 03/31/2024	3,305,000	3,328,178
5.00%, 07/01/2027	1,100,000	1,130,752
5.00%, 09/30/2027	50,000	59,512
5.00%, 06/01/2028	2,000,000	2,478,682
5.00%, 07/01/2028	100,000	115,197
5.00%, 07/01/2029	75,000	85,874
5.00%, 09/30/2030	905,000	1,064,692
5.00%, 06/01/2035	1,415,000	1,700,577
5.00%, 07/01/2036	100,000	111,871
5.00%, 03/31/2046	1,680,000	1,958,981
5.00%, 06/01/2049	1,000,000	1,180,616
5.00%, 03/31/2051	2,600,000	3,026,319
5.00%, 06/01/2058	600,000	643,435
Maryland Health & Higher Educational Facilities Authority
4.00%, 07/01/2042	120,000	130,303
4.00%, 06/01/2046	860,000	974,197
4.00%, 06/01/2051	1,435,000	1,618,284
4.00%, 06/01/2055	895,000	1,006,043
5.00%, 07/01/2024	535,000	602,347
5.00%, 07/01/2024	745,000	838,385
5.00%, 07/01/2030	600,000	700,561
5.00%, 07/01/2032	750,000	880,747
5.00%, 07/01/2035	75,000	87,514
5.00%, 08/15/2038	1,945,000	2,215,790
5.00%, 07/01/2043	500,000	576,568
5.00%, 07/01/2045	2,000,000	2,234,324
5.00%, 07/01/2045(1)	2,075,000	2,497,124

5.00%, 07/01/2048	1,000,000	1,147,086
5.50%, 01/01/2029	1,500,000	1,839,368
5.50%, 01/01/2030	1,750,000	2,134,852
5.50%, 01/01/2046	1,290,000	1,529,988
Maryland Stadium Authority
5.00%, 05/01/2032	765,000	905,314
5.00%, 05/01/2041	5,000,000	6,001,344
Maryland State Transportation Authority
5.00%, 07/01/2023	500,000	541,597
5.00%, 07/01/2024	1,000,000	1,128,575
5.00%, 07/01/2030	4,655,000	5,680,929
5.00%, 07/01/2031	1,665,000	2,247,103
5.00%, 07/01/2034	1,550,000	2,018,557
Prince George’s County Revenue Authority
5.00%, 05/01/2030	1,085,000	1,359,070
State of Maryland
3.00%, 08/01/2027	6,490,000	7,110,344
5.00%, 08/01/2024	1,450,000	1,642,202
State of Maryland Department of Transportation
3.00%, 10/01/2031	6,000,000	6,711,240
5.00%, 10/01/2026	11,570,000	14,075,945
Washington Suburban Sanitary Commission
3.00%, 06/01/2026	5,000,000	5,544,640

Total Maryland		161,558,553

Massachusetts – 1.73%
Boston Water & Sewer Commission
3.75%, 11/01/2037	13,450,000	13,966,917
Bridgewater-Raynham Regional School District/MA
4.00%, 02/01/2027	1,655,000	1,942,103
City of Boston MA
5.00%, 04/01/2023	2,095,000	2,246,001
City of Worcester MA
3.00%, 02/15/2031	1,655,000	1,859,906
Commonwealth of Massachusetts
1.70%, 08/01/2043(1)	1,750,000	1,771,922
4.00%, 11/01/2037	2,500,000	3,026,410
5.00%, 07/01/2022	485,000	502,442
5.00%, 11/01/2022	1,900,000	1,998,706
5.00%, 09/01/2023	2,500,000	2,728,140
5.00%, 09/01/2025	6,400,000	7,529,309
5.00%, 07/01/2028	350,000	419,101
5.00%, 12/01/2030	1,500,000	1,818,337
5.00%, 07/01/2036	12,630,000	14,622,741
5.00%, 03/01/2046	205,000	226,598
5.00%, 05/01/2049	2,665,000	3,312,539
5.50%, 01/01/2022	1,000,000	1,012,459
5.50%, 12/01/2022	1,195,000	1,268,744
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2034	4,930,000	6,149,569
5.00%, 06/01/2035	4,000,000	4,980,638
5.00%, 06/01/2036	3,845,000	4,774,915
5.00%, 06/01/2040	7,435,000	9,181,476
Massachusetts Bay Transportation Authority
4.00%, 07/01/2051	1,865,000	2,194,929
Massachusetts Development Finance Agency
5.00%, 07/15/2022	355,000	368,489
5.00%, 07/01/2023	900,000	974,380
5.00%, 10/01/2024	2,020,000	2,293,463
5.00%, 07/01/2025	1,090,000	1,264,847
5.00%, 10/01/2025	905,000	1,053,619
5.00%, 07/01/2026	1,140,000	1,362,599
5.00%, 10/01/2026	955,000	1,143,622
5.00%, 10/01/2028	475,000	597,376
5.00%, 10/01/2029	405,000	519,594
5.00%, 07/01/2030	590,000	729,788
5.00%, 01/01/2031	475,000	557,502
5.00%, 10/01/2031	355,000	461,443
5.00%, 01/01/2032	635,000	743,662
5.00%, 07/01/2032	500,000	614,484
5.00%, 01/01/2033	540,000	630,824
5.00%, 07/15/2033(3)	315,000	390,387
5.00%, 01/01/2034	710,000	828,041
5.00%, 07/01/2034	500,000	610,040
5.00%, 07/15/2034(3)	270,000	333,508
5.00%, 01/01/2035	745,000	866,838
5.00%, 07/15/2035(3)	275,000	338,993
5.00%, 01/01/2036	1,100,000	1,276,579
5.00%, 07/15/2036(3)	465,000	571,413
5.00%, 07/15/2037(3)	490,000	600,372
5.00%, 10/01/2037(3)	500,000	543,856
5.00%, 07/01/2038(1)	8,525,000	9,441,620
5.00%, 01/01/2040	755,000	890,424
5.00%, 10/01/2041	825,000	924,514
5.00%, 07/15/2046(3)	1,000,000	1,200,534
5.00%, 10/01/2047(3)	1,375,000	1,492,546
5.00%, 10/01/2048	1,750,000	1,888,763
5.00%, 10/01/2057(3)	1,000,000	1,084,431
5.13%, 11/15/2046(3)	800,000	884,888
Massachusetts Educational Financing Authority
2.00%, 07/01/2037	2,700,000	2,675,544

5.00%, 01/01/2022	2,000,000	2,023,149
5.00%, 07/01/2023	200,000	215,798
5.00%, 07/01/2024	575,000	643,886
5.00%, 07/01/2024	2,190,000	2,453,642
5.00%, 07/01/2025	825,000	954,020
5.00%, 07/01/2025	850,000	982,930
5.00%, 07/01/2026	5,000,000	5,937,812
5.00%, 07/01/2027	1,500,000	1,819,363
5.00%, 07/01/2028	1,250,000	1,546,366
5.00%, 07/01/2029	1,600,000	2,010,748
5.00%, 07/01/2030	1,425,000	1,817,946
Massachusetts Housing Finance Agency
0.60% (SIFMA Municipal Swap Index Yield + 0.55%), 11/01/2048(2)	9,670,000	9,670,000
Massachusetts Port Authority
5.00%, 07/01/2024	835,000	938,445
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500,000	1,714,745
5.00%, 08/15/2030	2,000,000	2,084,065
5.00%, 10/15/2032	1,000,000	1,001,493
5.00%, 08/15/2037	10,000,000	11,616,150
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
5.00%, 01/01/2039(1)	4,055,000	4,291,594

Total Massachusetts		179,415,037

Michigan – 3.00%
Avondale School District
5.00%, 11/01/2022	600,000	630,635
5.00%, 11/01/2023	680,000	745,604
5.00%, 11/01/2024	800,000	911,493
5.00%, 11/01/2025	785,000	924,102
5.00%, 11/01/2026	765,000	927,360
Calhoun County Hospital Finance Authority
5.00%, 02/15/2028	750,000	883,615
5.00%, 02/15/2037	1,695,000	1,941,373
City of Detroit MI
5.00%, 04/01/2022	835,000	851,314
5.00%, 04/01/2023	750,000	793,728
5.00%, 04/01/2024	900,000	985,648
5.00%, 04/01/2025	900,000	1,013,794
5.00%, 04/01/2034	1,000,000	1,171,515
5.00%, 04/01/2035	1,700,000	2,091,208
5.00%, 04/01/2036	300,000	367,614
5.50%, 04/01/2031	560,000	710,709
5.50%, 04/01/2033	470,000	592,473
5.50%, 04/01/2035	350,000	438,745
5.50%, 04/01/2037	465,000	579,250
5.50%, 04/01/2039	645,000	799,701
5.50%, 04/01/2045	750,000	923,078
5.50%, 04/01/2050	605,000	741,351
City of Detroit MI Sewage Disposal System Revenue
5.25%, 07/01/2039	4,050,000	4,203,659
City of Greenville MI
4.00%, 06/01/2025	245,000	273,768
4.00%, 06/01/2029	285,000	338,204
4.00%, 06/01/2035	715,000	852,281
City of Royal Oak MI
5.00%, 04/01/2029	500,000	628,625
5.00%, 04/01/2031	1,045,000	1,301,653
City of Saginaw MI Water Supply System Revenue
4.00%, 07/01/2034	355,000	432,424
4.00%, 07/01/2035	185,000	224,627
4.00%, 07/01/2036	195,000	235,719
City of Taylor MI
4.00%, 03/01/2030	490,000	594,594
4.00%, 03/01/2031	390,000	478,392
4.00%, 03/01/2034	570,000	684,584
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2021	750,000	750,000
5.00%, 10/01/2022	800,000	835,099
5.00%, 10/01/2023	500,000	541,895
5.00%, 10/01/2024	765,000	860,035
Clarkston Community Schools
5.00%, 05/01/2022	445,000	457,166
County of Jackson MI
4.00%, 05/01/2034	610,000	718,406
County of Kent MI
5.00%, 06/01/2028	700,000	843,647
Detroit City School District
5.25%, 05/01/2030	3,345,000	4,468,819
Detroit Downtown Development Authority
5.00%, 07/01/2037	540,000	600,001
5.00%, 07/01/2038	1,000,000	1,110,824
Grand Rapids Public Schools
5.00%, 05/01/2025	1,075,000	1,242,958
5.00%, 11/01/2037	1,750,000	2,171,666
5.00%, 11/01/2038	1,000,000	1,238,312
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000,000	3,588,880
5.00%, 07/01/2036	1,000,000	1,188,074
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2023	1,000,000	1,082,461

Karegnondi Water Authority
5.00%, 11/01/2036	1,300,000	1,582,760
5.25%, 11/01/2040	130,000	142,672
Kentwood Economic Development Corp.
4.00%, 11/15/2043	1,000,000	1,065,633
4.00%, 11/15/2045	750,000	823,049
Lake Orion Community School District
5.00%, 05/01/2025	3,275,000	3,795,526
Lansing Board of Water & Light
2.00%, 07/01/2051(1)	2,450,000	2,583,632
Michigan Finance Authority
1.20%, 10/15/2030(1)	1,900,000	1,899,143
1.20%, 10/15/2038(1)	18,900,000	18,891,476
1.25%, 06/01/2030	395,000	396,591
3.50%, 11/01/2023	5,500,000	5,661,548
3.75%, 11/01/2024	5,500,000	5,666,021
3.75%, 11/15/2049(1)	3,600,000	4,061,296
4.00%, 06/01/2023	1,000,000	1,057,099
4.00%, 12/01/2035	1,500,000	1,770,913
5.00%, 07/01/2022	1,235,000	1,278,660
5.00%, 11/15/2022	275,000	289,479
5.00%, 10/01/2023	1,000,000	1,047,289
5.00%, 10/01/2024	3,000,000	3,419,623
5.00%, 11/01/2024	750,000	854,029
5.00%, 11/01/2025	400,000	470,349
5.00%, 11/01/2025	1,000,000	1,176,757
5.00%, 06/01/2026	2,000,000	2,379,756
5.00%, 11/01/2026	500,000	604,729
5.00%, 12/01/2026	1,190,000	1,451,226
5.00%, 06/01/2027	690,000	843,778
5.00%, 11/01/2027	500,000	619,529
5.00%, 06/01/2028	2,380,000	2,978,859
5.00%, 06/01/2029	1,500,000	1,917,010
5.00%, 12/01/2029	500,000	621,051
5.00%, 06/01/2030	1,725,000	2,245,891
5.00%, 07/01/2030	600,000	695,038
5.00%, 10/01/2030	800,000	903,384
5.00%, 06/01/2031	2,895,000	3,773,376
5.00%, 06/01/2032	280,000	363,609
5.00%, 11/15/2032	1,445,000	1,731,000
5.00%, 06/01/2033	510,000	660,181
5.00%, 07/01/2033	350,000	404,034
5.00%, 12/01/2044(1)	2,550,000	2,926,058
5.00%, 06/01/2049	2,500,000	2,952,581
Michigan Mathematics & Science Initiative
4.00%, 01/01/2031	500,000	563,287
Michigan State Building Authority
5.00%, 10/15/2021	1,750,000	1,752,619
5.00%, 04/15/2022	1,250,000	1,282,291
5.00%, 04/15/2035	1,250,000	1,596,143
Michigan State Hospital Finance Authority
2.40%, 11/15/2047(1)	850,000	876,028
4.00%, 11/15/2047(1)	4,505,000	4,954,786
4.00%, 11/15/2047(1)	9,750,000	10,358,370
5.00%, 12/01/2022	125,000	132,021
5.00%, 12/01/2023	1,150,000	1,266,510
5.00%, 12/01/2024	275,000	314,800
5.00%, 12/01/2025	700,000	828,393
5.00%, 12/01/2027	415,000	520,323
Michigan State Housing Development Authority
3.00%, 06/01/2052	2,220,000	2,419,477
3.50%, 12/01/2050	1,065,000	1,168,764
Michigan Strategic Fund
1.80%, 10/01/2049(1)	2,075,000	2,126,695
4.00%, 10/01/2061(1)	3,520,000	3,907,661
5.00%, 06/30/2025	2,000,000	2,309,342
5.00%, 12/31/2025	2,595,000	3,040,847
5.00%, 06/30/2026	2,800,000	3,324,874
5.00%, 12/31/2026	355,000	427,018
5.00%, 06/30/2032	150,000	184,326
Michigan Technological University
4.00%, 10/01/2051	1,255,000	1,450,205
5.00%, 10/01/2025	400,000	469,650
5.00%, 10/01/2026	270,000	325,965
5.00%, 10/01/2027	595,000	734,963
5.00%, 10/01/2028	890,000	1,124,070
5.00%, 10/01/2029	2,000,000	2,571,153
5.00%, 10/01/2030	355,000	463,581
Michigan Tobacco Settlement Finance Authority
0.00%, 06/01/2052	2,300,000	259,176
Milan Area Schools
5.00%, 05/01/2023	245,000	262,780
Oakland University
5.00%, 03/01/2041	2,190,000	2,528,849
Portage Public Schools
5.00%, 11/01/2028	1,000,000	1,195,658
Richfield Public School Academy
2.50%, 09/01/2025	235,000	233,799
Royal Oak Hospital Finance Authority
5.00%, 09/01/2039	10,320,000	11,393,713

Royal Oak School District
5.00%, 05/01/2023	600,000	645,224
5.00%, 05/01/2024	600,000	669,749
Saginaw City School District
4.00%, 05/01/2028	1,035,000	1,232,615
4.00%, 05/01/2031	1,290,000	1,602,833
4.00%, 05/01/2034	1,035,000	1,266,172
Saginaw Hospital Finance Authority
5.00%, 07/01/2027	825,000	1,005,262
5.00%, 07/01/2028	435,000	541,311
State of Michigan
5.00%, 03/15/2022	1,170,000	1,194,796
5.00%, 03/15/2023	2,000,000	2,134,784
5.00%, 03/15/2025	1,145,000	1,323,905
State of Michigan Trunk Line Revenue
4.00%, 11/15/2044	30,000,000	35,298,786
5.00%, 11/15/2036	7,550,000	9,861,597
Summit Academy North
2.25%, 11/01/2026	545,000	537,642
4.00%, 11/01/2031	785,000	864,679
Tender Option Bond Trust Receipts/Certificates
0.12%, 11/15/2024(1)(3)	1,400,000	1,400,000
0.12%, 10/15/2051(1)(3)	2,000,000	2,000,000
University of Michigan
5.00%, 04/01/2024	1,670,000	1,866,176
Van Buren Public Schools
4.00%, 11/01/2036	1,085,000	1,273,578
4.00%, 11/01/2037	1,925,000	2,253,566
4.00%, 11/01/2038	2,005,000	2,343,663
Wayne County Airport Authority
5.00%, 12/01/2022	200,000	211,185
5.00%, 12/01/2023	250,000	274,872
5.00%, 12/01/2023	400,000	440,708
5.00%, 12/01/2023	550,000	604,091
5.00%, 12/01/2024	375,000	428,890
5.00%, 12/01/2024	500,000	569,312
5.00%, 12/01/2025	600,000	705,175
5.00%, 12/01/2025	1,000,000	1,175,291
5.00%, 12/01/2027	4,055,000	4,749,430
5.00%, 12/01/2031	350,000	426,838
5.00%, 12/01/2032	1,400,000	1,582,767
5.00%, 12/01/2033	325,000	397,675
5.00%, 12/01/2034	1,310,000	1,707,308
5.00%, 12/01/2039	1,675,000	2,153,367
5.00%, 12/01/2040	2,000,000	2,601,426
5.00%, 12/01/2040	4,000,000	4,661,792
5.00%, 12/01/2041	1,000,000	1,296,841
5.00%, 12/01/2041	1,845,000	2,359,158
5.00%, 12/01/2042	1,000,000	1,052,323
5.00%, 12/01/2042	900,000	1,079,448
5.00%, 12/01/2046	4,250,000	5,435,790
5.00%, 12/01/2047	1,000,000	1,198,574
Wayne-Westland Community Schools
5.00%, 11/01/2022	190,000	199,722
5.00%, 11/01/2023	80,000	87,753
5.00%, 11/01/2024	185,000	210,966
5.00%, 11/01/2025	95,000	112,002
5.00%, 11/01/2026	1,000,000	1,214,461
5.00%, 11/01/2027	600,000	747,850
5.00%, 11/01/2029	585,000	746,230

Total Michigan		311,091,438

Minnesota – 0.34%
City of Deephaven MN
5.00%, 10/01/2037	1,250,000	1,298,491
5.00%, 10/01/2049	2,200,000	2,269,587
City of Independence MN
4.00%, 07/01/2041	1,500,000	1,661,897
City of Minneapolis MN/St Paul Housing & Redevelopment Authority
5.00%, 11/15/2022	1,100,000	1,158,550
City of Moorhead MN
5.00%, 12/01/2025	775,000	856,043
City of Rochester MN
5.00%, 12/01/2025	900,000	950,058
5.25%, 12/01/2038	1,000,000	1,042,313
City of Shakopee MN Senior Housing Revenue
5.85%, 11/01/2058(1)(3)	2,280,000	2,452,953
Duluth Economic Development Authority
5.00%, 02/15/2033	500,000	605,030
5.00%, 02/15/2034	750,000	905,251
5.00%, 02/15/2037	1,250,000	1,497,915
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.00%, 11/01/2042	675,000	687,910
Minnesota Housing Finance Agency
3.00%, 07/01/2051	765,000	830,535
3.00%, 01/01/2052	2,915,000	3,172,281
Minnesota Rural Water Finance Authority, Inc.
0.25%, 08/01/2022	1,500,000	1,500,034
Roseville Independent School District No 623
5.00%, 02/01/2025	3,895,000	4,473,589
5.00%, 02/01/2026	2,315,000	2,745,158

Shakopee Independent School District No 720
5.00%, 02/01/2024	3,185,000	3,522,744
State of Minnesota
5.00%, 08/01/2023	1,465,000	1,593,437
Tender Option Bond Trust Receipts/Certificates
0.15%, 11/15/2026(1)(3)	2,025,000	2,025,000

Total Minnesota		35,248,776

Mississippi – 0.34%
Mississippi Business Finance Corp.
0.04%, 12/01/2030(1)	8,000,000	8,000,000
0.04%, 11/01/2035(1)	12,500,000	12,500,000
Mississippi Hospital Equipment & Facilities Authority
5.00%, 01/01/2029	910,000	1,130,455
5.00%, 01/01/2033	1,750,000	2,174,390
5.00%, 10/01/2035	700,000	867,184
5.00%, 10/01/2036	2,000,000	2,471,311
5.00%, 10/01/2040(1)	4,215,000	4,957,431
5.00%, 09/01/2044(1)	2,000,000	2,259,016
State of Mississippi
5.00%, 10/01/2030	1,000,000	1,236,491

Total Mississippi		35,596,278

Missouri – 0.92%
Belton School District No 124
5.00%, 03/01/2028	250,000	314,704
5.50%, 03/01/2033	500,000	620,382
5.50%, 03/01/2036	500,000	619,996
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	500,000	584,578
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026	285,000	337,761
5.00%, 01/01/2031	135,000	166,968
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400,000	464,164
Hannibal Industrial Development Authority
5.00%, 10/01/2047	1,580,000	1,846,322
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2031	310,000	373,636
4.00%, 02/15/2034	500,000	599,546
4.00%, 07/01/2035	1,500,000	1,819,797
4.00%, 02/15/2037	425,000	504,150
4.00%, 02/15/2039	990,000	1,167,821
4.00%, 02/01/2040	100,000	109,473
5.00%, 06/01/2025	7,000,000	8,120,941
5.00%, 04/01/2027	1,705,000	2,008,603
5.00%, 02/01/2029	1,000,000	1,153,168
5.00%, 02/01/2035	1,000,000	1,134,336
5.00%, 02/01/2036	200,000	226,117
5.00%, 08/01/2040	1,145,000	1,252,417
5.00%, 10/01/2042	6,370,000	7,549,118
5.00%, 10/01/2046	6,000,000	7,247,674
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	90,000	89,360
4.38%, 11/15/2035	230,000	231,150
4.75%, 11/15/2047	1,250,000	1,266,709
Kansas City Industrial Development Authority
4.00%, 03/01/2050	3,750,000	4,215,429
4.00%, 03/01/2057	6,250,000	7,020,999
5.00%, 03/01/2025	1,250,000	1,437,891
5.00%, 03/01/2025	2,000,000	2,296,232
5.00%, 03/01/2026	4,395,000	5,195,289
5.00%, 03/01/2027	2,955,000	3,605,489
5.00%, 03/01/2028	3,350,000	4,150,961
Missouri Development Finance Board
0.04%, 06/01/2037(1)	13,275,000	13,275,000
Missouri Housing Development Commission
3.25%, 05/01/2051	3,555,000	3,888,086
4.00%, 05/01/2050	295,000	325,351
Mizuho Floater/Residual Trust
0.30%, 06/01/2033(1)(3)	405,000	405,000
St Louis County Industrial Development Authority
5.00%, 12/01/2025	745,000	800,083
5.00%, 09/01/2038	500,000	562,883
5.13%, 08/15/2045	200,000	211,716
5.13%, 09/01/2048	2,590,000	2,902,760
5.50%, 09/01/2033	1,000,000	1,071,039
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000,000	1,151,680
5.38%, 06/01/2043	2,000,000	2,282,179
Tender Option Bond Trust Receipts/Certificates
0.17%, 05/15/2041(1)(3)	1,100,000	1,100,000

Total Missouri		95,706,958

Montana – 0.04%
City of Kalispell MT
5.25%, 05/15/2037	765,000	837,249
5.25%, 05/15/2047	500,000	541,647
5.25%, 05/15/2052	50,000	53,986
Mizuho Floater/Residual Trust
0.30%, 06/01/2034(1)(3)	1,000,000	1,000,000
Montana Board of Housing
4.00%, 12/01/2047	270,000	283,563

4.00%, 06/01/2050	155,000	173,924
Tender Option Bond Trust Receipts/Certificates
0.12%, 06/01/2050(1)(3)	1,700,000	1,700,000

Total Montana		4,590,369

Nebraska – 0.74%
Central Plains Energy Project
4.00%, 12/01/2049(1)	32,420,000	36,355,970
5.00%, 09/01/2033	1,500,000	1,997,563
5.00%, 09/01/2035	930,000	1,270,181
5.00%, 03/01/2050(1)	5,000,000	5,461,173
City of Omaha NE
5.00%, 01/15/2026	1,700,000	2,017,909
Douglas County Hospital Authority No 2
4.00%, 11/15/2036	425,000	503,324
Lincoln County Hospital Authority No 1
5.00%, 11/01/2024	1,000,000	1,003,589
Nebraska Investment Finance Authority
3.00%, 09/01/2045	2,085,000	2,262,960
3.50%, 09/01/2050	910,000	1,000,313
3.75%, 09/01/2049	955,000	1,026,767
4.00%, 09/01/2049	780,000	852,887
Nebraska Public Power District
0.60%, 01/01/2051(1)	16,920,000	16,974,704
5.00%, 01/01/2024	2,455,000	2,713,082
Omaha Airport Authority
5.00%, 12/15/2031	515,000	615,815
Tender Option Bond Trust Receipts/Certificates
0.12%, 07/15/2059(1)(3)	2,500,000	2,500,000

Total Nebraska		76,556,237

Nevada – 1.11%
City of Carson City NV
5.00%, 09/01/2026	550,000	654,862
City of Henderson NV
4.00%, 06/01/2035	900,000	1,080,203
4.00%, 06/01/2036	925,000	1,106,422
4.00%, 06/01/2038	3,540,000	4,211,315
5.00%, 06/01/2037	3,230,000	4,127,035
City of Las Vegas NV Special Improvement District No 814
4.00%, 06/01/2039	450,000	491,586
4.00%, 06/01/2049	1,100,000	1,182,060
City of Las Vegas NV Special Improvement District No 815
4.75%, 12/01/2040	900,000	1,044,019
City of Las Vegas NV Special Improvement District No 816
2.00%, 06/01/2023	150,000	152,063
2.75%, 06/01/2036	420,000	418,483
3.00%, 06/01/2041	630,000	637,910
3.13%, 06/01/2046	1,300,000	1,319,733
City of North Las Vegas NV
4.00%, 06/01/2029	665,000	799,836
4.00%, 06/01/2030	695,000	846,461
5.00%, 06/01/2027	605,000	740,614
5.00%, 06/01/2028	635,000	793,425
City of Reno NV
0.00%, 07/01/2058(3)	2,000,000	344,650
5.00%, 06/01/2038	150,000	178,314
City of Sparks NV
2.50%, 06/15/2024(3)	1,300,000	1,320,362
Clark County School District
4.00%, 06/15/2034	5,000,000	5,725,910
4.00%, 06/15/2038	775,000	912,274
5.00%, 06/15/2023	370,000	400,010
5.00%, 06/15/2023	1,665,000	1,800,046
5.00%, 06/15/2024	4,500,000	5,059,330
5.00%, 06/15/2025	25,000	29,039
5.00%, 06/15/2025	6,060,000	7,039,098
5.00%, 06/15/2026	3,670,000	4,392,364
5.00%, 06/15/2029	4,080,000	5,097,585
5.00%, 06/15/2035	500,000	638,730
County of Clark Department of Aviation
5.00%, 07/01/2024	3,320,000	3,727,422
5.00%, 07/01/2028	475,000	535,655
5.00%, 07/01/2035	7,000,000	9,194,389
5.00%, 07/01/2036	2,250,000	2,942,577
County of Clark NV
1.65%, 01/01/2036(1)	1,560,000	1,588,730
5.00%, 11/01/2028	3,000,000	3,635,036
5.00%, 06/01/2032	3,000,000	3,705,248
5.00%, 12/01/2032	5,385,000	6,753,438
5.00%, 06/01/2035	2,070,000	2,538,789
County of Clark NV Passenger Facility Charge Revenue
5.00%, 07/01/2024	1,370,000	1,538,123
5.00%, 07/01/2025	2,220,000	2,576,110
County of Washoe NV
2.05%, 03/01/2036(1)	4,500,000	4,539,847
2.05%, 03/01/2036(1)	5,000,000	5,044,275
3.00%, 03/01/2036(1)	700,000	712,269
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2031	600,000	718,441
5.00%, 07/01/2043	2,500,000	2,995,816

Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,000,000	1,159,059
5.00%, 06/15/2040	685,000	779,152
Las Vegas Valley Water District
4.00%, 06/01/2028	1,000,000	1,120,118
5.00%, 06/01/2039	2,815,000	3,180,607
Nevada Housing Division
4.00%, 10/01/2049	485,000	535,874
State of Nevada Department of Business & Industry
0.25%, 12/01/2026(1)(3)	700,000	700,020
Tahoe-Douglas Visitors Authority
4.00%, 07/01/2025	500,000	543,917
4.00%, 07/01/2026	1,540,000	1,696,577

Total Nevada		115,005,228

New Hampshire – 0.34%
New Hampshire Business Finance Authority
0.43% (SIFMA Municipal Swap Index Yield + 0.38%), 10/01/2033(2)	7,520,000	7,544,841
3.75%, 07/01/2045(1)(3)	1,000,000	1,057,572
4.00%, 01/01/2041	2,000,000	2,179,074
4.00%, 01/01/2051	3,000,000	3,238,094
4.13%, 01/20/2034	5,010,212	5,957,487
5.00%, 01/01/2024	720,000	791,619
5.25%, 07/01/2039(3)	240,000	251,202
5.63%, 07/01/2046(3)	125,000	131,900
5.75%, 07/01/2054(3)	315,000	333,151
New Hampshire Health & Education Facilities Authority Act
4.00%, 10/01/2038	115,000	126,614
5.00%, 07/01/2023	500,000	541,322
5.00%, 08/01/2027	1,575,000	1,942,838
5.00%, 10/01/2028	1,580,000	1,883,253
5.00%, 07/01/2030	390,000	482,403
5.00%, 08/01/2030	305,000	375,075
5.00%, 10/01/2032	2,825,000	3,318,654
5.00%, 10/01/2038	425,000	494,696
5.00%, 07/01/2044	3,040,000	3,493,732
5.25%, 07/01/2027(3)(4)	550,000	291,500
6.13%, 07/01/2052(3)(4)	245,000	129,850
6.25%, 07/01/2042(3)(4)	700,000	371,000

Total New Hampshire		34,935,877

New Jersey – 4.58%
Atlantic County Improvement Authority
4.00%, 07/01/2037	460,000	549,662
Borough of Morris Plains NJ
1.50%, 11/01/2021	4,000,000	4,004,240
Borough of Mountainside NJ
2.00%, 04/29/2022	2,400,000	2,423,446
Borough of Roseland NJ
1.50%, 07/20/2022	2,345,519	2,368,328
2.00%, 04/29/2022	3,300,000	3,333,391
Camden County Improvement Authority
5.00%, 01/15/2028	500,000	606,426
5.00%, 01/15/2029	1,000,000	1,210,590
5.00%, 01/15/2033	500,000	599,486
City of Clifton NJ
4.00%, 08/15/2027	1,425,000	1,663,106
City of Millville NJ
2.00%, 05/04/2022	5,300,000	5,355,549
City of Newark NJ
1.25%, 07/25/2022	1,400,000	1,410,997
1.25%, 10/03/2022	2,000,000	2,019,982
1.25%, 10/03/2022	2,000,000	2,019,982
5.00%, 10/01/2026	700,000	833,358
5.00%, 10/01/2027	750,000	913,727
County of Hudson NJ
3.00%, 11/15/2025	4,000,000	4,400,118
County of Union NJ
3.00%, 03/01/2026	3,000,000	3,283,942
Essex County Improvement Authority
4.00%, 08/01/2038	305,000	363,317
4.00%, 08/01/2039	320,000	380,099
4.00%, 08/01/2040	335,000	396,953
4.00%, 08/01/2041	350,000	413,495
Garden State Preservation Trust
5.75%, 11/01/2028	2,000,000	2,455,163
Gloucester County Improvement Authority
4.00%, 07/01/2039	750,000	884,510
4.00%, 07/01/2040	525,000	617,800
5.00%, 07/01/2037	1,130,000	1,443,457
Hudson County Improvement Authority
4.00%, 01/01/2036	1,125,000	1,317,431
4.00%, 01/01/2037	855,000	998,688
5.00%, 10/01/2026	1,500,000	1,811,735
5.00%, 10/01/2027	1,000,000	1,239,178
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000,000	2,369,719
New Jersey Economic Development Authority
1.20%, 11/01/2034(1)	3,000,000	3,027,764
2.20%, 10/01/2039(1)	1,400,000	1,469,993
3.13%, 07/01/2029	445,000	452,586
4.00%, 06/15/2035	500,000	589,973
4.00%, 06/15/2037	600,000	702,776

4.00%, 06/15/2038	600,000	700,400
4.00%, 11/01/2038	1,825,000	2,097,659
4.00%, 06/15/2040	1,000,000	1,162,805
4.00%, 11/01/2044	1,000,000	1,140,108
4.00%, 08/01/2059	355,000	387,535
5.00%, 06/15/2022	200,000	206,550
5.00%, 06/15/2022	1,200,000	1,238,868
5.00%, 01/01/2023	400,000	422,592
5.00%, 03/01/2023	4,160,000	4,434,165
5.00%, 03/01/2024	2,405,000	2,505,858
5.00%, 06/15/2024	2,000,000	2,241,515
5.00%, 06/15/2025	5,190,000	6,016,888
5.00%, 06/01/2026	900,000	1,073,235
5.00%, 06/15/2026	470,000	543,374
5.00%, 06/15/2028	605,000	622,460
5.00%, 06/15/2029	1,000,000	1,028,680
5.00%, 06/15/2029	1,000,000	1,265,531
5.00%, 01/01/2030	500,000	525,904
5.00%, 06/15/2030	4,000,000	4,997,696
5.00%, 11/01/2030	1,315,000	1,665,358
5.00%, 01/01/2031	500,000	551,867
5.00%, 11/01/2031	2,200,000	2,774,117
5.00%, 06/15/2033	5,000,000	6,306,893
5.00%, 07/01/2033	2,875,000	3,409,096
5.00%, 06/15/2034	1,000,000	1,258,484
5.00%, 06/15/2035	1,595,000	1,972,514
5.00%, 10/01/2037	3,185,000	3,702,467
5.00%, 06/15/2038	10,200,000	11,020,013
5.00%, 10/01/2039(3)	355,000	359,900
5.00%, 01/01/2040(3)	540,000	545,631
5.00%, 10/01/2047	3,450,000	3,943,678
5.00%, 01/01/2048	2,000,000	2,064,420
5.00%, 06/15/2054(3)	3,250,000	3,501,635
5.00%, 08/01/2059	1,000,000	1,185,016
5.13%, 01/01/2034	705,000	775,588
5.13%, 06/15/2043	2,450,000	2,507,053
5.25%, 09/01/2024(3)	35,925,000	40,640,005
5.25%, 09/01/2025(3)	1,605,000	1,873,863
5.25%, 01/01/2044	190,000	193,995
5.50%, 01/01/2027	500,000	556,608
5.50%, 06/15/2030	2,000,000	2,442,992
5.63%, 11/15/2030	2,095,000	2,311,021
5.63%, 11/15/2030	2,230,000	2,459,941
5.63%, 01/01/2052	2,000,000	2,217,729
New Jersey Educational Facilities Authority
5.00%, 06/01/2023	930,000	1,001,958
5.00%, 07/01/2023	3,390,000	3,648,523
5.00%, 07/01/2029	1,500,000	1,723,485
5.00%, 07/01/2032	4,920,000	5,641,719
New Jersey Health Care Facilities Financing Authority
4.00%, 07/01/2038	2,850,000	3,387,914
5.00%, 07/01/2022	540,000	557,772
5.00%, 07/01/2023	140,000	150,549
5.00%, 07/01/2023	530,000	574,190
5.00%, 07/01/2024	110,000	122,667
5.00%, 07/01/2024	3,970,000	4,111,751
5.00%, 07/01/2025	120,000	138,142
5.00%, 07/01/2026	40,000	47,339
5.00%, 07/01/2027	60,000	70,701
5.00%, 07/01/2028	155,000	186,629
5.00%, 07/01/2030	165,000	191,366
5.00%, 07/01/2033	500,000	590,468
5.00%, 07/01/2041	815,000	938,581
5.00%, 07/01/2042(1)	2,755,000	3,206,017
5.00%, 07/01/2043(1)	2,250,000	2,530,120
5.00%, 07/01/2045(1)	3,705,000	4,435,990
5.00%, 07/01/2046	2,375,000	2,712,667
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2021	660,000	665,063
5.00%, 12/01/2023	300,000	328,821
5.00%, 12/01/2023	460,000	505,554
5.00%, 12/01/2024	745,000	848,275
5.00%, 12/01/2024	1,000,000	1,136,936
5.00%, 12/01/2025	490,000	573,695
5.00%, 12/01/2025	535,000	623,991
5.00%, 12/01/2025	1,000,000	1,168,570
5.00%, 12/01/2025	2,600,000	3,032,481
5.00%, 12/01/2026	1,330,000	1,589,852
5.00%, 12/01/2026	1,550,000	1,852,835
5.00%, 12/01/2027	1,455,000	1,772,398
5.00%, 12/01/2027	1,470,000	1,790,670
5.00%, 12/01/2044	1,000,000	1,052,009
5.50%, 12/01/2021	2,260,000	2,278,462
New Jersey Housing & Mortgage Finance Agency
3.55%, 04/01/2027	1,925,000	2,065,694
3.65%, 04/01/2028	1,390,000	1,498,163
New Jersey Infrastructure Bank
5.00%, 09/01/2025	1,665,000	1,959,714
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026	2,600,000	2,420,702

0.00%, 12/15/2026	3,000,000	2,807,575
0.00%, 12/15/2027	3,260,000	2,959,431
0.00%, 12/15/2028	980,000	866,530
0.00%, 12/15/2028	1,020,000	901,898
0.00%, 12/15/2030	2,000,000	1,667,729
0.00%, 12/15/2030	2,000,000	1,682,990
0.00%, 12/15/2031	2,075,000	1,695,144
4.00%, 06/15/2037	2,250,000	2,635,410
4.00%, 06/15/2038	2,000,000	2,334,667
4.00%, 06/15/2039	1,050,000	1,203,341
4.00%, 06/15/2040	1,820,000	2,116,305
4.00%, 06/15/2040	6,000,000	6,858,799
4.00%, 06/15/2042	1,140,000	1,295,491
4.00%, 06/15/2050	4,030,000	4,606,488
5.00%, 06/15/2022	700,000	723,024
5.00%, 06/15/2023	900,000	970,914
5.00%, 12/15/2023	2,720,000	2,996,487
5.00%, 06/15/2024	2,500,000	2,696,225
5.00%, 12/15/2024	1,335,000	1,523,630
5.00%, 06/15/2025	450,000	485,081
5.00%, 12/15/2025	1,255,000	1,478,347
5.00%, 12/15/2026	2,000,000	2,419,214
5.00%, 06/15/2027	235,000	279,447
5.00%, 12/15/2028	5,510,000	6,938,528
5.00%, 06/15/2029	665,000	687,084
5.00%, 06/15/2029	1,200,000	1,415,261
5.00%, 12/15/2029	820,000	1,047,300
5.00%, 12/15/2030	2,000,000	2,492,351
5.00%, 06/15/2031	4,545,000	5,330,081
5.00%, 06/15/2032	235,000	266,345
5.00%, 06/15/2032	1,860,000	1,921,767
5.00%, 06/15/2032	2,725,000	3,391,916
5.00%, 06/15/2032	7,440,000	9,701,064
5.00%, 12/15/2032	1,340,000	1,665,657
5.00%, 06/15/2033	4,210,000	5,395,622
5.00%, 12/15/2033	2,200,000	2,727,310
5.00%, 06/15/2034	4,040,000	5,149,163
5.00%, 06/15/2037	1,780,000	2,265,207
5.00%, 06/15/2038	1,675,000	2,091,467
5.00%, 06/15/2040	2,040,000	2,573,381
5.00%, 06/15/2050	905,000	1,119,766
5.25%, 12/15/2021	3,000,000	3,029,828
5.25%, 12/15/2022	1,760,000	1,864,099
5.25%, 12/15/2023	3,940,000	4,360,774
5.25%, 06/15/2043	3,000,000	3,729,838
5.50%, 12/15/2023	190,000	211,230
New Jersey Turnpike Authority
4.00%, 01/01/2042	6,565,000	7,711,151
4.00%, 01/01/2051	725,000	839,304
5.00%, 01/01/2028	1,540,000	1,833,990
5.00%, 01/01/2033	5,000,000	5,698,651
Newark Board of Education
4.00%, 07/15/2037	2,075,000	2,476,826
5.00%, 07/15/2031	1,300,000	1,723,419
5.00%, 07/15/2033	1,600,000	2,102,105
Salem County Improvement Authority
4.00%, 08/15/2042	400,000	460,907
State of New Jersey
4.00%, 06/01/2030	15,285,000	18,630,006
4.00%, 06/01/2031	3,845,000	4,724,287
4.00%, 06/01/2032	2,370,000	2,943,047
5.00%, 06/01/2025	2,635,000	3,057,994
5.00%, 06/01/2026	3,420,000	4,085,221
5.00%, 06/01/2027	5,000,000	6,133,158
5.00%, 06/01/2029	16,450,000	21,053,832
Tender Option Bond Trust Receipts/Certificates
0.15%, 01/01/2024(1)(3)	2,800,000	2,800,000
0.17%, 12/15/2028(1)(3)	900,000	900,000
0.21%, 12/15/2034(1)(3)	1,600,000	1,600,000
Tobacco Settlement Financing Corp.
5.00%, 06/01/2023	570,000	612,205
5.00%, 06/01/2024	1,000,000	1,116,704
5.00%, 06/01/2026	1,050,000	1,252,308
Township of Lacey NJ
1.50%, 05/19/2022	2,231,000	2,248,120
Township of Montclair NJ
4.00%, 03/01/2023	800,000	843,005
4.00%, 03/01/2027	325,000	381,835
Township of Saddle Brook NJ
1.50%, 05/13/2022	1,715,000	1,728,133
Village of Ridgewood NJ
1.50%, 01/26/2022	7,100,000	7,129,540

Total New Jersey		474,580,061

New Mexico – 0.32%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027	2,400,000	2,888,496
5.00%, 07/01/2028	1,700,000	2,040,728
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800,000	935,700

City of Farmington NM
0.11%, 06/01/2040(1)	5,000,000	5,000,000
1.88%, 04/01/2033(1)	10,500,000	10,500,000
City of Santa Fe NM
2.25%, 05/15/2024	555,000	555,624
2.63%, 05/15/2025	995,000	996,473
Farmington Municipal School District No 5
5.00%, 09/01/2024	490,000	555,678
New Mexico Hospital Equipment Loan Council
5.00%, 08/01/2049(1)	2,360,000	2,743,396
New Mexico Mortgage Finance Authority
3.75%, 01/01/2050	660,000	725,260
New Mexico Municipal Energy Acquisition Authority
5.00%, 11/01/2039(1)	5,140,000	5,908,272

Total New Mexico		32,849,627

New York – 9.91%
Albany County Airport Authority
5.00%, 12/15/2021	800,000	807,253
Broome County Local Development Corp.
4.00%, 04/01/2034	1,000,000	1,174,704
Buffalo Sewer Authority
4.00%, 06/15/2034	175,000	204,426
4.00%, 06/15/2036	265,000	308,189
5.00%, 06/15/2030	150,000	188,312
5.00%, 06/15/2032	150,000	186,856
Build NYC Resource Corp.
4.88%, 05/01/2031(3)	750,000	855,498
5.00%, 08/01/2022	200,000	207,790
5.00%, 08/01/2023	515,000	558,623
5.00%, 01/01/2035(3)	3,900,000	4,343,357
5.00%, 12/01/2041(3)	1,250,000	1,432,600
5.00%, 06/15/2051(3)	2,000,000	2,352,727
5.00%, 12/01/2055(3)	430,000	482,874
5.50%, 05/01/2048(3)	1,350,000	1,554,349
City of Geneva NY
1.50%, 05/05/2022	10,140,500	10,217,786
City of Long Beach NY
5.00%, 09/01/2028	2,000,000	2,436,645
5.00%, 09/01/2029	2,800,000	3,427,057
City of New York NY
4.00%, 08/01/2037	3,960,000	4,694,833
5.00%, 03/01/2023	505,000	539,247
5.00%, 08/01/2025	1,600,000	1,875,388
5.00%, 08/01/2026	2,575,000	3,110,693
5.00%, 08/01/2027	400,000	458,990
5.00%, 08/01/2027	2,975,000	3,469,777
5.00%, 08/01/2028	400,000	474,890
5.00%, 08/01/2028	700,000	843,404
5.00%, 08/01/2028	3,975,000	4,631,160
5.00%, 08/01/2029	1,305,000	1,626,195
5.00%, 08/01/2029	1,500,000	1,869,189
5.00%, 08/01/2031	1,000,000	1,236,013
5.00%, 08/01/2032	1,745,000	2,130,209
5.00%, 11/01/2032	9,070,000	11,843,168
5.00%, 08/01/2034	1,690,000	2,175,616
5.00%, 12/01/2037	5,000,000	6,018,672
5.00%, 04/01/2039	5,000,000	6,076,671
5.00%, 08/01/2047	11,725,000	14,728,240
5.00%, 03/01/2050	575,000	714,817
City of Yonkers NY
5.00%, 09/01/2022	2,350,000	2,451,355
5.00%, 09/01/2025	1,015,000	1,187,335
County of Broome NY
1.50%, 04/29/2022	10,300,000	10,376,303
County of Erie NY
5.00%, 06/01/2025	1,000,000	1,164,090
County of Nassau NY
5.00%, 10/01/2024	3,000,000	3,400,371
County of Suffolk NY
4.00%, 02/01/2028	1,865,000	2,200,506
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525,000	642,544
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	3,550,000	1,372,787
0.00%, 01/01/2055	710,000	748,605
5.00%, 01/01/2056	1,485,000	1,625,711
Hempstead Town Local Development Corp.
4.00%, 07/01/2039	575,000	691,217
4.00%, 07/01/2041	620,000	741,321
5.00%, 07/01/2022	1,230,000	1,274,424
5.00%, 07/01/2023	1,160,000	1,257,355
5.53%, 02/01/2040	3,500,000	3,944,319
5.89%, 02/01/2032	1,250,000	1,414,020
6.24%, 02/01/2047	1,000,000	1,126,361
6.47%, 02/01/2033	1,000,000	1,185,640
Hempstead Union Free School District
1.00%, 06/30/2022	1,000,000	1,004,798
1.00%, 07/13/2022	2,875,000	2,889,462
Hudson Yards Infrastructure Corp.
4.00%, 02/15/2047	21,100,000	23,634,207
5.00%, 02/15/2032	12,325,000	14,829,054

5.00%, 02/15/2035	1,700,000	2,031,081
5.00%, 02/15/2037	1,335,000	1,587,931
Long Island Power Authority
0.85%, 09/01/2050(1)	6,125,000	6,144,991
1.00%, 09/01/2025	9,250,000	9,329,230
1.50%, 09/01/2051(1)	5,415,000	5,581,507
1.65%, 09/01/2049(1)	4,395,000	4,520,175
5.00%, 09/01/2023	550,000	600,485
5.00%, 09/01/2024	565,000	642,143
5.00%, 09/01/2025	1,000,000	1,176,579
5.00%, 09/01/2026	2,000,000	2,422,980
5.00%, 09/01/2027	6,500,000	8,072,356
5.00%, 09/01/2039	1,725,000	2,148,517
Madrid-Waddington Central School District
1.50%, 06/24/2022	1,250,000	1,261,338
Metropolitan Transportation Authority
0.00%, 11/15/2033	1,600,000	1,232,236
0.50% (SIFMA Municipal Swap Index Yield + 0.45%), 11/01/2026(2)	2,485,000	2,488,694
0.83% (Secured Overnight Financing Rate + 0.80%), 11/01/2032(2)	2,700,000	2,732,150
4.00%, 02/01/2022	5,455,000	5,520,289
4.00%, 11/15/2045	3,375,000	3,762,214
4.00%, 11/15/2052	4,455,000	4,909,776
5.00%, 11/15/2021	500,000	502,716
5.00%, 11/15/2021	640,000	643,476
5.00%, 09/01/2022	1,900,000	1,980,110
5.00%, 11/15/2022	200,000	210,288
5.00%, 11/15/2022	3,830,000	4,027,552
5.00%, 02/01/2023	4,915,000	5,214,061
5.00%, 11/15/2024	1,500,000	1,713,903
5.00%, 11/15/2024	1,885,000	2,069,995
5.00%, 11/15/2025	1,155,000	1,339,289
5.00%, 11/15/2026	1,600,000	1,906,946
5.00%, 11/15/2026	2,350,000	2,800,827
5.00%, 11/15/2028	2,970,000	3,627,482
5.00%, 11/15/2028	4,000,000	4,936,848
5.00%, 11/15/2029	2,220,000	2,582,525
5.00%, 11/15/2031	1,055,000	1,249,060
5.00%, 11/15/2033	1,025,000	1,177,264
5.00%, 11/15/2033	1,715,000	2,087,041
5.00%, 11/15/2033	3,645,000	4,435,722
5.00%, 11/15/2034	4,000,000	4,858,659
5.00%, 11/15/2035	1,750,000	2,002,395
5.00%, 11/15/2036	1,865,000	2,224,972
5.00%, 11/15/2039	2,000,000	2,225,082
5.25%, 11/15/2030	1,570,000	1,836,838
5.25%, 11/15/2036	5,000,000	6,040,888
Monroe County Industrial Development Corp.
5.00%, 07/01/2025	885,000	1,035,564
5.00%, 12/01/2032	1,000,000	1,293,076
5.00%, 12/01/2033	1,000,000	1,288,598
5.00%, 12/01/2034	1,100,000	1,412,970
5.00%, 01/01/2050	490,000	547,349
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500,000	1,507,840
5.00%, 11/15/2056	4,380,000	4,694,484
Nassau County Industrial Development Agency
5.00%, 01/01/2058(1)(6)	1,334,314	1,269,044
9.00%, 01/01/2041(3)	515,000	509,682
New York City Health & Hospitals Corp.
4.00%, 02/15/2025	1,060,000	1,181,829
New York City Housing Development Corp.
0.60%, 05/01/2061(1)	7,775,000	7,768,381
0.70%, 11/01/2060(1)	7,205,000	7,225,820
0.70%, 11/01/2060(1)	20,320,000	20,358,827
1.13%, 05/01/2060(1)	7,500,000	7,528,922
2.75%, 05/01/2050(1)	6,500,000	6,682,110
5.00%, 05/01/2026	110,000	130,049
5.00%, 05/01/2027	600,000	722,490
5.00%, 11/01/2027	855,000	1,040,776
5.00%, 05/01/2028	875,000	1,077,577
5.00%, 11/01/2028	600,000	746,230
5.00%, 05/01/2029	300,000	376,642
5.00%, 11/01/2029	875,000	1,102,907
5.00%, 11/01/2030	500,000	637,842
New York City Industrial Development Agency
4.00%, 03/01/2045	3,500,000	4,019,094
5.00%, 01/01/2024	2,250,000	2,483,133
5.00%, 01/01/2028	1,250,000	1,552,458
5.00%, 03/01/2028	850,000	1,043,786
5.00%, 01/01/2029	1,500,000	1,903,485
New York City Transitional Finance Authority Building Aid Revenue
4.00%, 07/15/2035	7,500,000	9,021,502
5.00%, 07/15/2024	200,000	226,187
5.00%, 07/15/2025	1,695,000	1,982,859
5.00%, 07/15/2026	1,995,000	2,405,389
5.00%, 07/15/2027	1,940,000	2,401,040
5.00%, 07/15/2032	2,000,000	2,442,228
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%, 05/01/2036	2,000,000	2,368,984
4.00%, 11/01/2038	4,000,000	4,703,943

4.00%, 08/01/2039	10,700,000	12,667,428
4.00%, 02/01/2040	9,900,000	11,599,660
4.00%, 11/01/2040	5,000,000	5,819,922
5.00%, 11/01/2023	2,165,000	2,379,096
5.00%, 11/01/2024	4,215,000	4,817,758
5.00%, 11/01/2025	5,355,000	6,330,027
5.00%, 11/01/2028	1,500,000	1,764,473
5.00%, 11/01/2029	2,000,000	2,314,792
5.00%, 02/01/2030	4,480,000	5,291,411
5.00%, 02/01/2031	2,720,000	2,888,815
5.00%, 11/01/2032	6,750,000	8,820,523
5.00%, 05/01/2033	2,535,000	3,154,394
5.00%, 08/01/2034	700,000	874,854
5.00%, 08/01/2035	1,600,000	1,998,847
5.00%, 11/01/2036	7,000,000	9,003,932
5.00%, 11/01/2037	10,000,000	12,814,085
5.00%, 08/01/2038	1,975,000	2,449,095
5.00%, 02/01/2041	200,000	227,433
5.00%, 08/01/2045	1,775,000	2,251,313
New York City Water & Sewer System
4.00%, 06/15/2039	5,290,000	6,259,096
5.00%, 06/15/2031	6,075,000	7,046,830
5.00%, 06/15/2032	10,000,000	13,388,496
5.00%, 06/15/2034	4,800,000	4,960,980
5.00%, 06/15/2035	9,025,000	10,590,626
5.00%, 06/15/2036	5,000,000	5,860,599
5.00%, 06/15/2037	6,000,000	6,924,078
5.00%, 06/15/2039	8,320,000	9,588,218
5.00%, 06/15/2046	9,785,000	10,503,944
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000,000	3,498,527
5.00%, 11/15/2040	1,085,000	1,257,668
New York Liberty Development Corp.
2.63%, 09/15/2069	400,000	409,016
2.75%, 11/15/2041	14,370,000	14,346,072
2.80%, 09/15/2069	1,025,000	1,041,635
5.00%, 09/15/2031	4,000,000	4,084,773
5.00%, 11/15/2044(3)	1,300,000	1,423,331
5.25%, 10/01/2035	2,285,000	3,214,558
5.38%, 11/15/2040(3)	6,200,000	6,908,072
5.75%, 11/15/2051	2,000,000	2,012,839
New York State Bridge Authority
5.00%, 01/01/2035	565,000	738,282
5.00%, 01/01/2036	475,000	617,559
5.00%, 01/01/2037	535,000	692,356
New York State Dormitory Authority
3.00%, 03/15/2038	3,860,000	4,157,923
4.00%, 03/15/2032	20,000,000	22,190,948
4.00%, 02/15/2037	5,000,000	5,872,348
5.00%, 10/01/2021	300,000	300,000
5.00%, 12/01/2022(3)	900,000	947,414
5.00%, 07/01/2023	5,000	5,404
5.00%, 07/01/2023	245,000	265,248
5.00%, 07/01/2023	1,000,000	1,082,644
5.00%, 12/15/2023	430,000	454,792
5.00%, 12/15/2023	570,000	602,770
5.00%, 03/15/2024	3,700,000	4,129,536
5.00%, 05/01/2024	4,870,000	5,444,130
5.00%, 07/01/2024	5,000	5,624
5.00%, 07/01/2024	345,000	388,751
5.00%, 03/15/2025	500,000	579,357
5.00%, 07/01/2025	5,000	5,821
5.00%, 07/01/2025	255,000	297,244
5.00%, 12/01/2026(3)	300,000	342,719
5.00%, 12/01/2026(3)	1,500,000	1,810,645
5.00%, 03/15/2027	2,500,000	2,882,254
5.00%, 07/01/2027	200,000	235,757
5.00%, 12/01/2027(3)	500,000	571,041
5.00%, 07/01/2028	110,000	131,838
5.00%, 10/01/2028	1,735,000	2,160,038
5.00%, 12/01/2028(3)	600,000	684,307
5.00%, 03/15/2029	3,700,000	4,113,786
5.00%, 10/01/2029	1,430,000	1,775,377
5.00%, 12/01/2029(3)	450,000	513,034
5.00%, 07/01/2030	150,000	184,355
5.00%, 10/01/2030	1,910,000	2,360,443
5.00%, 12/01/2030(3)	1,000,000	1,138,960
5.00%, 03/15/2031	6,090,000	7,957,105
5.00%, 02/15/2032	8,610,000	8,762,742
5.00%, 12/01/2033(3)	700,000	836,636
5.00%, 03/15/2036	10,000,000	12,910,776
5.00%, 05/01/2048(1)	1,145,000	1,149,012
5.00%, 05/01/2048(1)	1,040,000	1,216,952
5.00%, 05/01/2048(1)	5,695,000	6,236,951
5.25%, 03/15/2033	6,000,000	7,052,162
5.25%, 03/15/2038	1,930,000	2,440,497
New York State Environmental Facilities Corp.
5.00%, 05/15/2026	335,000	360,522

New York State Housing Finance Agency
0.55%, 11/01/2024	4,015,000	4,024,996
0.65%, 11/01/2056(1)	7,645,000	7,632,023
0.75%, 05/01/2025	10,450,000	10,473,338
0.75%, 11/01/2025	2,785,000	2,786,928
0.75%, 11/01/2025	4,870,000	4,873,371
New York State Thruway Authority
5.00%, 01/01/2032	2,835,000	3,224,268
New York State Urban Development Corp.
3.00%, 03/15/2048	1,000,000	1,041,450
4.00%, 03/15/2034	4,475,000	5,288,357
4.00%, 03/15/2038	8,000,000	9,297,678
4.00%, 03/15/2039	10,000,000	11,593,020
4.00%, 03/15/2042	1,855,000	2,141,334
5.00%, 03/15/2022	360,000	367,860
5.00%, 03/15/2023	700,000	748,761
5.00%, 03/15/2024	400,000	446,228
5.00%, 03/15/2035	2,800,000	3,103,698
5.00%, 03/15/2035	3,000,000	3,867,977
5.00%, 03/15/2036	8,560,000	10,986,668
5.00%, 03/15/2047	12,160,000	15,213,178
New York Transportation Development Corp.
2.25%, 08/01/2026	1,175,000	1,202,605
4.00%, 10/01/2030	3,860,000	4,506,260
4.00%, 12/01/2039	450,000	515,412
4.00%, 12/01/2040	500,000	571,381
4.00%, 12/01/2041	450,000	508,840
4.00%, 12/01/2042	500,000	559,813
4.00%, 12/01/2042	500,000	565,488
5.00%, 01/01/2023	270,000	284,607
5.00%, 12/01/2023	1,350,000	1,472,663
5.00%, 08/01/2026	1,000,000	1,002,029
5.00%, 12/01/2028	300,000	371,870
5.00%, 12/01/2028	400,000	493,379
5.00%, 12/01/2029	300,000	379,186
5.00%, 12/01/2030	250,000	320,599
5.00%, 01/01/2031	1,015,000	1,219,193
5.00%, 08/01/2031	5,105,000	5,115,181
5.00%, 12/01/2031	300,000	382,139
5.00%, 12/01/2032	1,775,000	2,251,856
5.00%, 01/01/2033	5,500,000	6,586,854
5.00%, 12/01/2033	400,000	507,638
5.00%, 12/01/2033	700,000	884,991
5.00%, 12/01/2034	400,000	503,730
5.00%, 12/01/2034	500,000	631,101
5.00%, 10/01/2035	9,000,000	11,232,403
5.00%, 12/01/2035	500,000	627,952
5.00%, 12/01/2035	800,000	1,000,154
5.00%, 01/01/2036	1,330,000	1,588,546
5.00%, 12/01/2036	550,000	691,191
5.00%, 12/01/2037	500,000	625,019
5.00%, 12/01/2037	600,000	751,734
5.00%, 12/01/2038	500,000	624,885
5.00%, 10/01/2040	2,200,000	2,718,248
5.00%, 07/01/2041	2,300,000	2,552,741
5.00%, 07/01/2046	800,000	887,292
5.25%, 08/01/2031	470,000	557,447
5.38%, 08/01/2036	800,000	1,005,625
Oneida County Industrial Development Agency
0.15%, 08/01/2036(1)	1,300,000	1,300,000
Oneida County Local Development Corp.
5.00%, 12/01/2025	320,000	350,480
5.00%, 12/01/2027	1,425,000	1,552,733
5.00%, 12/01/2028	1,000,000	1,086,923
Onondaga Civic Development Corp.
5.00%, 12/01/2033	1,000,000	1,297,340
Port Authority of New York & New Jersey
4.00%, 07/15/2034	2,000,000	2,381,521
4.00%, 07/15/2037	2,500,000	2,927,427
5.00%, 09/15/2024	5,115,000	5,789,758
5.00%, 09/15/2026	1,000,000	1,200,389
5.00%, 10/15/2028	4,000,000	4,665,656
5.00%, 09/15/2029	1,500,000	1,861,918
5.00%, 10/15/2029	1,000,000	1,204,505
5.00%, 09/15/2032	1,500,000	1,839,583
5.00%, 07/15/2033	2,500,000	3,237,177
5.00%, 10/15/2033	3,500,000	3,921,777
5.00%, 10/15/2033	6,000,000	7,137,261
5.00%, 12/01/2033	5,070,000	5,546,726
5.00%, 10/15/2037	4,665,000	5,206,377
State of New York Mortgage Agency
2.20%, 10/01/2029	1,000,000	1,039,126
3.45%, 04/01/2026	2,185,000	2,383,275
5.00%, 04/01/2022	355,000	363,269
5.00%, 10/01/2023	920,000	1,003,417
Suffolk County Economic Development Corp.
5.38%, 11/01/2054(3)	2,210,000	2,279,537
Tender Option Bond Trust Receipts/Certificates
0.10%, 11/15/2026(1)(3)	1,600,000	1,600,000
0.10%, 01/01/2028(1)(3)	500,000	500,000
0.12%, 11/15/2044(1)(3)	1,700,000	1,700,000
0.15%, 01/01/2028(1)(3)	2,900,000	2,900,000

0.15%, 01/01/2044(1)(3)	3,700,000	3,700,000
0.21%, 05/15/2028(1)(3)	700,000	700,000
Tompkins County Development Corp.
5.00%, 07/01/2044	115,000	125,444
Town of Hempstead NY
4.00%, 06/15/2028	3,665,000	4,208,549
Town of Oyster Bay NY
2.00%, 03/01/2022	950,000	956,647
4.00%, 03/01/2023	875,000	919,490
Triborough Bridge & Tunnel Authority
2.00%, 05/15/2045(1)	2,425,000	2,567,364
2.00%, 05/15/2045(1)	6,375,000	6,766,216
5.00%, 11/15/2030	4,000,000	5,345,083
5.00%, 11/15/2033	8,000,000	10,505,924
5.00%, 11/15/2035	5,270,000	6,608,967
5.00%, 05/15/2038	2,000,000	2,604,110
5.00%, 05/15/2039	7,650,000	9,924,192
5.00%, 05/15/2051	3,100,000	3,890,297
TSASC, Inc.
5.00%, 06/01/2028	2,025,000	2,455,828
Utility Debt Securitization Authority
5.00%, 12/15/2032	640,000	705,953
5.00%, 12/15/2041	5,000,000	6,147,932
Westchester County Local Development Corp.
5.50%, 05/01/2042	150,000	165,386

Total New York		1,027,747,729

North Carolina – 1.07%
Charlotte-Mecklenburg Hospital Authority
5.00%, 01/15/2048(1)	5,000,000	5,095,105
5.00%, 01/15/2050(1)	8,500,000	10,868,269
City of Charlotte NC Airport Special Facilities Revenue
4.00%, 07/01/2038	1,525,000	1,797,959
4.00%, 07/01/2039	1,670,000	1,963,348
4.00%, 07/01/2040	2,030,000	2,376,949
4.00%, 07/01/2041	1,500,000	1,751,193
County of New Hanover NC
5.00%, 10/01/2023	1,125,000	1,227,321
5.00%, 10/01/2027	100,000	123,534
5.00%, 10/01/2034	1,000,000	1,235,342
5.00%, 10/01/2047	840,000	1,037,687
Mecklenburg County Public Facilities Corp.
5.00%, 02/01/2023	2,160,000	2,298,235
North Carolina Capital Facilities Finance Agency
4.00%, 05/01/2023	265,000	280,074
4.00%, 05/01/2024	190,000	206,258
5.00%, 05/01/2031	1,000,000	1,291,644
North Carolina Medical Care Commission
2.20%, 12/01/2048(1)	2,285,000	2,312,585
2.55%, 06/01/2048(1)	3,955,000	4,210,060
4.00%, 03/01/2024	110,000	117,072
4.00%, 03/01/2025	135,000	146,359
4.00%, 03/01/2029	140,000	158,057
4.00%, 03/01/2030	145,000	163,644
4.00%, 03/01/2031	145,000	162,621
4.00%, 09/01/2033	180,000	211,549
4.00%, 03/01/2041	2,225,000	2,435,063
4.00%, 03/01/2042	1,500,000	1,590,368
4.00%, 09/01/2047	1,000,000	1,112,775
4.88%, 07/01/2040	550,000	588,634
5.00%, 10/01/2023	110,000	119,430
5.00%, 10/01/2024	300,000	334,089
5.00%, 10/01/2025	250,000	266,756
5.00%, 03/01/2026	125,000	142,847
5.00%, 03/01/2027	150,000	174,629
5.00%, 03/01/2028	155,000	183,142
5.00%, 10/01/2030	420,000	449,458
5.00%, 10/01/2030	2,100,000	2,293,253
5.00%, 01/01/2031	625,000	712,414
5.00%, 10/01/2031	2,950,000	3,215,186
5.00%, 02/01/2032	500,000	660,003
5.00%, 09/01/2037	3,000,000	3,227,425
5.00%, 10/01/2037	250,000	270,279
5.00%, 01/01/2039	1,225,000	1,376,319
5.00%, 07/01/2039	800,000	900,176
5.00%, 10/01/2040	900,000	1,090,016
5.00%, 09/01/2041	440,000	473,731
5.00%, 10/01/2043	2,000,000	2,206,702
5.00%, 07/01/2049	900,000	1,002,410
5.00%, 02/01/2051(1)	1,000,000	1,186,284
6.25%, 07/01/2035	1,000,000	1,102,720
North Carolina Turnpike Authority
4.00%, 01/01/2055	3,550,000	3,982,846
5.00%, 02/01/2024	11,390,000	12,550,253
5.00%, 01/01/2027	530,000	642,044
5.00%, 01/01/2032	1,000,000	1,177,182
5.00%, 07/01/2051	1,700,000	1,912,119
Raleigh Durham Airport Authority
5.00%, 05/01/2024	2,000,000	2,231,402
5.00%, 05/01/2025	3,000,000	3,462,950
State of North Carolina

5.00%, 03/01/2022	1,000,000	1,019,815
5.00%, 03/01/2023	2,335,000	2,493,006
5.00%, 05/01/2026	4,750,000	5,703,154
5.00%, 05/01/2027	7,500,000	9,268,202

Total North Carolina		110,591,947

North Dakota – 0.15%
City of Grand Forks ND
4.00%, 12/01/2037	675,000	785,152
4.00%, 12/01/2038	625,000	725,583
4.00%, 12/01/2040	1,025,000	1,179,534
4.00%, 12/01/2041	890,000	1,021,067
5.00%, 12/01/2027	1,110,000	1,361,721
5.00%, 12/01/2028	1,500,000	1,870,896
North Dakota Housing Finance Agency
3.00%, 07/01/2051	6,475,000	7,011,940
3.00%, 01/01/2052	1,500,000	1,631,810

Total North Dakota		15,587,703

Ohio – 2.13%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2033	425,000	495,966
4.00%, 11/15/2034	500,000	584,285
4.00%, 11/15/2036	2,875,000	3,331,488
4.00%, 11/15/2037	2,300,000	2,658,978
4.00%, 11/15/2038	450,000	521,738
5.25%, 11/15/2031	530,000	631,532
5.25%, 11/15/2032	645,000	767,402
5.25%, 11/15/2033	1,770,000	2,102,484
5.25%, 11/15/2046	1,255,000	1,477,857
American Municipal Power, Inc.
1.00%, 02/15/2048(1)	2,015,000	2,033,391
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2038	1,000,000	1,158,257
5.00%, 06/01/2055	38,820,000	43,943,926
City of Cleveland OH Airport System Revenue
5.00%, 01/01/2024	2,450,000	2,705,602
5.00%, 01/01/2048	2,000,000	2,438,535
City of Columbus OH
5.00%, 04/01/2033	1,345,000	1,711,330
City of Dayton OH Airport Revenue
5.00%, 12/01/2021	1,050,000	1,057,680
City of Hamilton OH Electric System Revenue
4.00%, 10/01/2037	1,000,000	1,158,359
Clermont County Port Authority
5.00%, 12/01/2029	750,000	874,754
5.00%, 12/01/2030	850,000	990,253
5.00%, 12/01/2031	650,000	757,252
Cleveland-Cuyahoga County Port Authority
5.50%, 12/01/2043	125,000	147,282
5.50%, 12/01/2053	1,600,000	1,869,321
County of Allen OH Hospital Facilities Revenue
4.00%, 05/01/2033	9,620,000	9,833,911
5.00%, 12/01/2029	585,000	757,060
5.00%, 12/01/2030	585,000	762,657
5.00%, 08/01/2047(1)	500,000	513,451
County of Cuyahoga OH
5.00%, 12/01/2026	2,500,000	2,761,581
5.00%, 02/15/2042	2,525,000	2,946,416
5.50%, 02/15/2052	1,790,000	2,130,909
5.50%, 02/15/2057	1,245,000	1,468,138
County of Fairfield OH
4.25%, 06/15/2024	1,470,000	1,537,350
County of Franklin OH
5.00%, 11/15/2033(1)	12,880,000	13,828,640
County of Hamilton OH
5.00%, 01/01/2022	465,000	469,561
5.00%, 09/15/2034	1,050,000	1,322,949
5.25%, 06/01/2026	660,000	679,674
County of Marion OH
5.13%, 12/01/2049	575,000	625,982
County of Montgomery OH
5.00%, 08/01/2025	515,000	601,716
County of Muskingum OH
4.00%, 02/15/2023	1,700,000	1,764,778
5.00%, 02/15/2048	2,080,000	2,160,905
County of Scioto OH
5.00%, 02/15/2029	1,300,000	1,517,568
County of Wood OH
5.00%, 12/01/2032	40,000	42,124
5.00%, 12/01/2032	75,000	79,073
5.00%, 12/01/2042	50,000	52,655
5.00%, 12/01/2042	95,000	100,159
Franklin County Convention Facilities Authority
5.00%, 12/01/2044	2,770,000	3,210,180
5.00%, 12/01/2051	2,135,000	2,454,759
Lancaster Port Authority
5.00%, 08/01/2049(1)	2,000,000	2,279,446
Miami University/Oxford OH
5.00%, 09/01/2030	475,000	625,478
5.00%, 09/01/2032	1,000,000	1,307,046
5.00%, 09/01/2034	700,000	834,394

Mizuho Floater/Residual Trust
0.30%, 04/01/2034(1)(3)	700,000	700,000
Ohio Air Quality Development Authority
2.10%, 12/01/2027(1)	5,000,000	5,180,916
2.10%, 07/01/2028(1)	12,500,000	12,951,803
2.10%, 10/01/2028(1)	15,000,000	15,541,926
2.88%, 02/01/2026	5,400,000	5,673,297
3.25%, 09/01/2029	2,995,000	3,211,553
4.50%, 01/15/2048(3)	2,000,000	2,314,130
5.00%, 07/01/2049(3)	2,800,000	3,215,452
Ohio Higher Educational Facility Commission
5.00%, 05/01/2028	1,535,000	1,910,067
5.00%, 10/01/2032	1,000,000	1,244,222
5.00%, 05/01/2033	995,000	1,268,432
5.00%, 01/15/2034	600,000	739,796
5.00%, 01/15/2040	830,000	1,009,216
Ohio Housing Finance Agency
4.50%, 03/01/2050	210,000	234,844
Ohio State University
4.00%, 12/01/2039	7,350,000	8,878,511
Ohio Turnpike & Infrastructure Commission
5.00%, 02/15/2051	795,000	1,006,041
Port of Greater Cincinnati Development Authority
3.75%, 12/01/2031(3)	485,000	493,463
Southeastern Ohio Port Authority
5.50%, 12/01/2043	1,000,000	1,076,752
5.75%, 12/01/2032	445,000	462,829
6.00%, 12/01/2042	550,000	570,614
State of Ohio
4.00%, 01/15/2050	450,000	510,509
5.00%, 10/01/2022	1,000,000	1,047,659
5.00%, 01/01/2023	430,000	455,643
5.00%, 08/01/2024	2,500,000	2,831,383
5.00%, 01/01/2030	1,170,000	1,457,068
5.00%, 10/01/2035	1,410,000	1,711,550
5.00%, 01/15/2050	1,000,000	1,222,438
Tender Option Bond Trust Receipts/Certificates
0.12%, 12/01/2043(1)(3)	600,000	600,000
United Local School District
4.00%, 12/01/2026	165,000	189,879
4.00%, 12/01/2029	120,000	143,321
4.00%, 12/01/2030	175,000	211,095
4.00%, 12/01/2032	320,000	381,748
University of Akron
4.00%, 01/01/2027	2,780,000	3,227,099
5.00%, 01/01/2037	6,675,000	7,858,018
University of Cincinnati
5.00%, 06/01/2028	250,000	304,673
5.00%, 06/01/2029	400,000	486,603

Total Ohio		220,408,782

Oklahoma – 0.65%
Cache Educational Facilities Authority
5.00%, 09/01/2023	500,000	541,684
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500,000	1,698,068
5.00%, 09/01/2026	1,725,000	2,078,686
5.00%, 09/01/2028	1,120,000	1,333,832
Cleveland County Educational Facilities Authority
5.00%, 09/01/2024	440,000	494,608
5.00%, 09/01/2025	300,000	347,404
5.00%, 09/01/2026	375,000	446,299
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470,000	2,929,842
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515,000	581,198
5.00%, 12/01/2025	545,000	632,748
5.00%, 12/01/2026	820,000	975,672
Grady County School Finance Authority
5.00%, 09/01/2028	375,000	471,074
5.00%, 09/01/2030	1,235,000	1,537,467
Grand River Dam Authority
5.00%, 06/01/2023	1,000,000	1,079,287
Muskogee Industrial Trust
4.00%, 09/01/2030	2,000,000	2,320,759
Norman Regional Hospital Authority
4.00%, 09/01/2045	1,750,000	1,961,195
Oklahoma City Airport Trust
5.00%, 07/01/2025	2,040,000	2,367,236
5.00%, 07/01/2026	2,195,000	2,623,601
5.00%, 07/01/2030	1,350,000	1,667,851
5.00%, 07/01/2032	2,960,000	3,641,935
5.00%, 07/01/2035	3,240,000	3,965,712
5.00%, 07/01/2043	1,065,000	1,291,249
Oklahoma County Finance Authority
5.13%, 04/01/2042	1,900,000	1,691,053
5.70%, 04/01/2025	335,000	335,191
Oklahoma Department of Transportation
5.00%, 09/01/2030	1,015,000	1,285,832
Oklahoma Development Finance Authority
3.00%, 06/01/2022	1,015,000	1,033,740

4.00%, 12/01/2022	530,000	553,194
4.00%, 06/01/2023	1,305,000	1,386,203
5.00%, 08/01/2023	515,000	554,930
5.00%, 08/01/2026	75,000	88,101
5.00%, 08/15/2029	420,000	516,702
5.00%, 08/01/2030	1,010,000	1,242,005
5.00%, 02/15/2042	400,000	407,024
5.25%, 08/15/2048	2,500,000	3,013,204
5.50%, 08/15/2052	830,000	1,011,694
5.50%, 08/15/2057	1,000,000	1,218,909
Oklahoma State University
5.00%, 09/01/2031	1,500,000	1,967,065
Oklahoma Turnpike Authority
5.00%, 01/01/2025	700,000	804,392
5.00%, 01/01/2026	2,500,000	2,969,755
5.00%, 01/01/2027	3,000,000	3,666,963
5.00%, 01/01/2028	2,905,000	3,643,904
Tulsa Airports Improvement Trust
5.00%, 06/01/2031	1,120,000	1,380,790
5.00%, 06/01/2033	1,240,000	1,522,223
Tulsa County Industrial Authority
5.00%, 11/15/2023	230,000	249,497
5.00%, 11/15/2029	400,000	461,946
5.25%, 11/15/2037	1,000,000	1,152,174

Total Oklahoma		67,143,898

Oregon – 0.59%
City of Eugene OR Electric Utility System Revenue
4.00%, 08/01/2036	300,000	359,896
Hillsboro School District No 1J
5.00%, 06/15/2028	1,525,000	1,889,808
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200,000	234,048
5.00%, 09/01/2032	270,000	315,347
5.00%, 09/01/2046	1,000,000	1,159,993
Medford Hospital Facilities Authority
4.00%, 08/15/2045	2,500,000	2,904,102
5.00%, 08/15/2036	1,145,000	1,454,840
Oregon State Business Development Commission
5.00%, 03/01/2049(1)	10,000,000	10,185,621
Oregon State Lottery
5.00%, 04/01/2036	2,500,000	3,003,662
Port of Portland OR Airport Revenue
4.00%, 07/01/2040	5,800,000	6,658,345
5.00%, 07/01/2026	1,700,000	2,027,571
5.00%, 07/01/2027	1,000,000	1,223,494
5.00%, 07/01/2027	2,000,000	2,446,989
5.00%, 07/01/2028	2,000,000	2,496,122
5.00%, 07/01/2028	2,190,000	2,733,254
5.00%, 07/01/2029	750,000	932,925
5.00%, 07/01/2031	1,000,000	1,186,397
5.00%, 07/01/2032	1,000,000	1,114,868
5.00%, 07/01/2033	3,485,000	3,879,267
State of Oregon
4.00%, 05/01/2039	2,000,000	2,429,349
4.00%, 05/01/2040	1,000,000	1,211,788
State of Oregon Housing & Community Services Department
3.50%, 01/01/2051	1,285,000	1,412,928
Yamhill County Hospital Authority
1.75%, 11/15/2026	2,000,000	2,002,545
2.13%, 11/15/2027	1,000,000	1,000,593
2.50%, 11/15/2028	1,000,000	1,002,980
5.00%, 11/15/2046	1,540,000	1,797,210
5.00%, 11/15/2051	1,005,000	1,094,267
5.00%, 11/15/2051	1,100,000	1,279,820
5.00%, 11/15/2056	1,940,000	2,240,721

Total Oregon		61,678,750

Pennsylvania – 5.00%
Allegheny County Airport Authority
4.00%, 01/01/2046	20,000,000	22,784,170
5.00%, 01/01/2056	13,570,000	16,856,076
Allegheny County Hospital Development Authority
5.00%, 07/15/2025	2,370,000	2,764,131
5.00%, 07/15/2034	5,100,000	6,419,868
Allegheny County Industrial Development Authority
3.50%, 12/01/2031	1,125,000	1,069,333
4.00%, 12/01/2041	1,720,000	1,608,902
4.25%, 12/01/2050	1,915,000	1,784,611
Allentown City School District
1.00%, 03/31/2022	1,375,000	1,374,889
5.00%, 02/01/2031	500,000	635,380
5.00%, 02/01/2033	470,000	596,110
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2022(3)	1,525,000	1,559,472
5.00%, 05/01/2025	1,000,000	1,027,392
5.00%, 05/01/2027(3)	1,250,000	1,475,068
5.00%, 05/01/2032(3)	2,025,000	2,354,392
5.00%, 05/01/2036	850,000	1,064,790
5.00%, 05/01/2042	1,000,000	1,236,179
5.00%, 05/01/2042(3)	1,750,000	2,056,600
5.00%, 05/01/2042(3)	4,345,000	4,982,414

6.00%, 05/01/2042(3)	450,000	558,811
Bucks County Industrial Development Authority
5.00%, 07/01/2025	375,000	425,314
5.00%, 07/01/2026	475,000	551,862
5.00%, 07/01/2027	475,000	563,352
5.00%, 07/01/2028	925,000	1,117,107
5.00%, 07/01/2029	500,000	613,584
5.00%, 07/01/2030	675,000	839,955
5.00%, 07/01/2033	640,000	805,250
5.00%, 07/01/2034	1,580,000	1,980,778
5.00%, 07/01/2035	435,000	544,092
5.00%, 07/01/2036	665,000	828,874
5.00%, 07/01/2037	1,410,000	1,751,856
5.00%, 07/01/2038	1,460,000	1,809,239
5.00%, 07/01/2039	1,510,000	1,866,080
Capital Region Water Revenue
5.00%, 07/15/2023	1,750,000	1,886,360
5.00%, 07/15/2025	1,000,000	1,159,775
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430,000	482,450
5.00%, 07/15/2028	350,000	433,135
Chester County Industrial Development Authority
4.38%, 03/01/2028(3)	175,000	191,415
5.00%, 03/01/2038(3)	425,000	482,962
5.13%, 03/01/2048(3)	1,045,000	1,184,021
City of Oil City PA
4.00%, 12/01/2030	225,000	268,558
4.00%, 12/01/2032	185,000	218,145
4.00%, 12/01/2038	325,000	375,251
City of Philadelphia PA
5.00%, 08/01/2022	2,940,000	3,057,271
5.00%, 08/01/2023	4,000,000	4,349,142
5.00%, 07/15/2026	2,475,000	2,737,375
5.00%, 08/01/2027	1,500,000	1,849,363
5.00%, 08/01/2028	6,000,000	6,980,527
5.00%, 02/01/2029	3,175,000	4,030,976
5.00%, 08/01/2031	500,000	665,562
5.00%, 08/01/2031	8,000,000	9,763,852
5.00%, 08/01/2033	2,000,000	2,420,749
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2024	10,745,000	12,054,191
5.00%, 07/01/2025	10,000,000	11,604,097
5.00%, 07/01/2026	1,155,000	1,384,104
5.00%, 07/01/2027	1,520,000	1,870,210
5.00%, 07/01/2029	230,000	291,933
5.00%, 07/01/2030	1,000,000	1,211,075
5.00%, 07/01/2031	2,000,000	2,413,195
5.00%, 07/01/2032	1,745,000	2,100,436
5.00%, 07/01/2033	1,000,000	1,204,010
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165,000	1,417,446
5.00%, 11/01/2027	1,540,000	1,916,384
5.00%, 07/01/2030	4,000,000	4,643,251
5.00%, 11/01/2032	1,000,000	1,230,527
City of Reading PA
5.00%, 11/01/2027	2,330,000	2,842,361
Coatesville School District
5.00%, 08/01/2025	875,000	1,019,077
Commonwealth Financing Authority
5.00%, 06/01/2023	750,000	807,640
5.00%, 06/01/2027	750,000	920,439
5.00%, 06/01/2027	1,500,000	1,834,379
5.00%, 06/01/2027	2,165,000	2,657,000
5.00%, 06/01/2028	2,555,000	3,196,165
5.00%, 06/01/2030	1,750,000	2,275,725
5.00%, 06/01/2031	1,255,000	1,638,436
Commonwealth of Pennsylvania
4.00%, 11/15/2028	6,325,000	6,353,006
4.00%, 04/01/2033	20,000,000	21,042,278
4.00%, 03/15/2035	2,500,000	2,765,357
5.00%, 11/01/2021	2,000,000	2,006,808
5.00%, 02/01/2023	895,000	952,031
5.00%, 01/01/2024	5,800,000	6,416,134
5.00%, 01/01/2027	2,095,000	2,561,973
County of Lancaster PA
4.00%, 11/01/2029	625,000	746,439
4.00%, 11/01/2030	560,000	664,387
County of Luzerne PA
5.00%, 12/15/2029	750,000	926,871
County of Mercer PA
4.00%, 10/01/2030	175,000	211,604
Cumberland County Municipal Authority
4.00%, 01/01/2033	210,000	233,460
4.00%, 01/01/2033	1,290,000	1,384,011
4.50%, 01/01/2040(3)	3,500,000	3,686,989
Dauphin County General Authority
5.00%, 06/01/2035	1,000,000	1,179,468
Delaware County Authority
5.00%, 08/01/2030	1,150,000	1,333,708
Delaware River Joint Toll Bridge Commission

5.00%, 07/01/2042	1,100,000	1,313,144
Doylestown Hospital Authority
4.00%, 07/01/2045	750,000	822,039
5.00%, 07/01/2046	3,700,000	4,137,818
5.00%, 07/01/2049	3,620,000	4,244,006
Easton Area School District
5.00%, 04/01/2029	1,000,000	1,191,252
5.00%, 04/01/2030	2,805,000	3,333,242
Franklin County Industrial Development Authority
5.00%, 12/01/2053	500,000	534,267
Geisinger Authority
5.00%, 04/01/2035	3,000,000	3,807,191
5.00%, 02/15/2039	1,500,000	1,769,943
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2038	1,970,000	2,461,988
5.00%, 06/01/2044	1,085,000	1,334,363
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2023	325,000	346,848
5.00%, 07/01/2030	780,000	915,741
5.00%, 07/01/2034	2,000,000	2,323,168
Lancaster City Parking Authority
4.00%, 09/01/2035	1,100,000	1,246,363
Lancaster County Hospital Authority
5.00%, 07/01/2023	775,000	821,579
5.00%, 12/01/2032	250,000	273,111
5.00%, 12/01/2037	820,000	886,980
5.00%, 07/01/2045	1,970,000	2,143,333
5.00%, 12/01/2047	2,010,000	2,140,092
Lancaster Industrial Development Authority
4.00%, 07/01/2031	165,000	182,335
4.00%, 07/01/2037	130,000	142,896
Latrobe Industrial Development Authority
4.00%, 03/01/2037	450,000	487,852
4.00%, 03/01/2039	320,000	345,355
4.00%, 03/01/2040	500,000	538,378
4.00%, 03/01/2046	750,000	800,433
4.00%, 03/01/2051	800,000	851,436
Lehigh County Industrial Development Authority
1.80%, 02/15/2027(1)	1,025,000	1,037,437
1.80%, 09/01/2029(1)	1,925,000	1,949,525
Luzerne County Industrial Development Authority
5.00%, 12/15/2027	1,000,000	1,173,024
Manheim Central School District
4.00%, 05/01/2038	850,000	983,728
4.00%, 05/01/2039	550,000	635,080
4.00%, 05/01/2040	500,000	575,466
4.00%, 05/01/2041	200,000	229,640
Montgomery County Higher Education & Health Authority
5.00%, 09/01/2023	460,000	499,729
5.00%, 10/01/2023	50,000	53,817
5.00%, 09/01/2024	410,000	461,898
5.00%, 10/01/2028	1,000,000	1,162,811
5.00%, 09/01/2032	1,000,000	1,256,428
5.00%, 09/01/2033	305,000	382,044
5.00%, 10/01/2036	1,320,000	1,502,628
5.00%, 10/01/2040	1,595,000	1,804,637
Montgomery County Industrial Development Authority
5.25%, 01/15/2036	2,500,000	2,790,571
5.25%, 01/01/2040	1,510,000	1,613,037
5.38%, 01/01/2050	500,000	532,350
North Allegheny School District
4.00%, 05/01/2035	1,000,000	1,183,813
4.00%, 05/01/2036	705,000	831,947
Northampton County General Purpose Authority
1.10% (1 Month LIBOR USD + 1.04%), 08/15/2048(2)	1,625,000	1,633,176
5.00%, 08/15/2036	455,000	534,365
Pennsylvania Economic Development Financing Authority
0.16%, 12/01/2030(1)	2,725,000	2,725,000
0.40%, 10/01/2023	7,500,000	7,502,466
0.45% (SIFMA Municipal Swap Index Yield + 0.40%), 06/01/2041(2)	3,085,000	3,095,813
1.75%, 08/01/2038(1)	10,000,000	10,306,389
2.15%, 11/01/2021	2,405,000	2,408,495
3.25%, 08/01/2039(3)	625,000	642,694
4.00%, 04/15/2037	1,000,000	1,172,518
4.00%, 11/15/2042	7,500,000	8,461,194
5.00%, 04/15/2026	2,500,000	2,982,719
5.00%, 04/15/2027	4,600,000	5,635,642
5.00%, 04/15/2031	2,095,000	2,704,160
9.00%, 04/01/2051(1)(3)	3,030,000	3,705,228
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2022	2,000,000	2,067,506
5.00%, 06/15/2024	3,005,000	3,374,183
5.00%, 06/15/2025	1,855,000	2,156,930
5.00%, 08/15/2029	1,600,000	1,969,546
6.25%, 10/01/2043	2,000,000	2,000,000
Pennsylvania Housing Finance Agency
3.50%, 04/01/2051	760,000	819,127
Pennsylvania State University
5.00%, 09/01/2022	2,295,000	2,396,137
Pennsylvania Turnpike Commission

4.00%, 12/01/2036	500,000	596,147
4.00%, 12/01/2037	675,000	801,368
4.00%, 12/01/2039	1,375,000	1,621,702
4.00%, 12/01/2039	4,000,000	4,766,847
4.00%, 12/01/2040	335,000	393,789
4.00%, 12/01/2045	2,000,000	2,323,986
4.00%, 12/01/2046	2,000,000	2,310,080
4.00%, 12/01/2051	5,495,000	6,476,989
5.00%, 06/01/2028	2,085,000	2,473,773
5.00%, 06/01/2032	2,000,000	2,409,384
5.00%, 06/01/2033	3,155,000	3,796,110
5.00%, 12/01/2034	1,240,000	1,514,684
Philadelphia Authority for Industrial Development
4.00%, 06/01/2031	675,000	771,136
4.00%, 06/01/2041	750,000	825,013
4.00%, 06/01/2051	800,000	865,926
4.00%, 06/01/2056	850,000	916,348
5.00%, 07/01/2031	205,000	231,660
5.00%, 07/01/2032	600,000	676,663
5.00%, 07/01/2037	150,000	167,891
5.00%, 06/15/2039	500,000	549,539
5.00%, 06/15/2040(3)	900,000	1,048,179
5.00%, 08/01/2040	620,000	745,046
5.00%, 06/15/2050	1,375,000	1,491,890
5.00%, 06/15/2050(3)	1,700,000	1,953,932
5.00%, 08/01/2050	1,050,000	1,241,774
Philadelphia Gas Works Co.
4.00%, 08/01/2036	1,000,000	1,182,476
5.00%, 08/01/2022	750,000	779,341
5.00%, 08/01/2024	425,000	478,637
5.00%, 08/01/2024	500,000	563,103
5.00%, 08/01/2025	450,000	525,212
5.00%, 08/01/2027	750,000	917,046
5.00%, 08/01/2028	625,000	781,407
5.00%, 08/01/2029	1,000,000	1,275,495
5.00%, 08/01/2031	1,755,000	2,267,014
5.00%, 08/01/2032	1,000,000	1,287,374
5.00%, 08/01/2033	1,250,000	1,603,865
5.00%, 08/01/2034	1,410,000	1,803,104
5.00%, 08/01/2035	1,000,000	1,276,257
5.00%, 08/01/2036	1,690,000	2,150,215
Pittsburgh Water & Sewer Authority
0.70% (SIFMA Municipal Swap Index Yield + 0.65%), 09/01/2040(2)	15,000,000	15,119,056
5.00%, 09/01/2038	1,000,000	1,256,571
Reading School District
5.00%, 02/01/2022	1,920,000	1,949,478
5.00%, 03/01/2035	1,100,000	1,317,166
5.00%, 03/01/2036	1,250,000	1,494,499
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335,000	1,420,498
School District of Philadelphia
5.00%, 09/01/2026	1,625,000	1,951,226
5.00%, 09/01/2029	1,500,000	1,931,838
5.00%, 09/01/2030	15,000	18,179
5.00%, 09/01/2030	3,985,000	4,753,213
5.00%, 09/01/2031	1,000,000	1,192,246
5.00%, 09/01/2031	1,200,000	1,497,038
5.00%, 09/01/2032	1,200,000	1,493,068
5.00%, 09/01/2032	2,200,000	2,797,916
5.00%, 09/01/2033	960,000	1,220,478
5.00%, 09/01/2033	1,500,000	1,900,570
Scranton School District
5.00%, 06/01/2033	530,000	651,384
5.00%, 06/01/2035	515,000	630,165
Southeastern Pennsylvania Transportation Authority
5.00%, 03/01/2026	875,000	1,040,190
St Mary Hospital Authority
5.00%, 11/15/2022	1,900,000	2,002,890
State Public School Building Authority
5.00%, 12/01/2022	1,355,000	1,429,394
5.00%, 12/01/2022	6,015,000	6,336,936
5.00%, 04/01/2023	2,500,000	2,558,564
5.00%, 12/01/2024	625,000	706,383
5.00%, 12/01/2024	625,000	714,926
5.00%, 06/15/2025	3,000,000	3,458,476
5.00%, 12/01/2025	425,000	486,653
5.00%, 12/01/2025	1,145,000	1,309,744
5.00%, 06/01/2026	180,000	208,115
5.00%, 12/01/2026	605,000	692,048
5.00%, 12/01/2026	645,000	736,159
5.00%, 06/01/2029	665,000	837,238
5.00%, 12/01/2032	725,000	882,665
5.00%, 12/01/2032	2,335,000	2,804,198
5.25%, 09/15/2030	995,000	1,226,395
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,000,000	1,162,241
5.00%, 01/01/2038	4,125,000	4,760,872
Tender Option Bond Trust Receipts/Certificates
0.13%, 08/01/2050(1)(3)	4,500,000	4,500,000
0.30%, 12/01/2060(1)(3)	5,900,000	5,900,000

Upper Darby School District
4.00%, 04/01/2041	250,000	292,782
4.00%, 04/01/2042	330,000	385,466
4.00%, 04/01/2046	450,000	521,655
Upper Merion Area School District
3.00%, 01/15/2040	250,000	271,541
5.00%, 01/15/2030	600,000	708,295
Waverly Township Municipal Authority
4.00%, 02/15/2029	1,030,000	1,199,071
York County School of Technology Authority
5.00%, 02/15/2023	1,200,000	1,276,965
5.00%, 02/15/2028	400,000	448,815

Total Pennsylvania		519,101,144

Puerto Rico – 2.57%
Commonwealth of Puerto Rico
3.65%, 07/01/2050(4)	1,000,000	880,000
5.00%, 07/01/2041(4)	10,845,000	9,489,375
5.13%, 07/01/2028(4)	2,230,000	2,129,650
5.13%, 07/01/2037(4)	2,550,000	2,295,000
5.25%, 07/01/2025(4)	1,000,000	957,500
5.25%, 07/01/2031(4)	1,760,000	1,724,800
5.50%, 07/01/2032(4)	3,000,000	2,880,000
5.50%, 07/01/2039(4)	1,735,000	1,591,862
5.75%, 07/01/2028(4)	1,000,000	921,250
5.75%, 07/01/2036(4)	3,180,000	2,814,300
5.75%, 07/01/2038(4)	2,550,000	2,422,500
5.75%, 07/01/2041(4)	3,820,000	3,643,325
5.90%, 07/01/2028(4)	660,000	623,700
6.00%, 07/01/2035(4)	1,000,000	925,000
6.00%, 07/01/2039(4)	2,635,000	2,529,600
6.50%, 07/01/2037(4)	420,000	414,750
8.00%, 07/01/2035(4)	10,920,000	9,418,500
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2042(3)	1,460,000	1,657,301
4.00%, 07/01/2042(3)	4,450,000	4,906,663
4.00%, 07/01/2042(3)	4,650,000	5,278,390
4.00%, 07/01/2047(3)	1,025,000	1,115,168
5.00%, 07/01/2022(3)	305,000	314,709
5.00%, 07/01/2027(3)	1,070,000	1,287,001
5.00%, 07/01/2029(3)	1,360,000	1,698,316
5.00%, 07/01/2029(3)	3,150,000	3,737,535
5.00%, 07/01/2030(3)	5,000,000	6,344,026
5.00%, 07/01/2033(3)	4,925,000	6,291,850
5.00%, 07/01/2035(3)	3,000,000	3,729,509
5.00%, 07/01/2037(3)	1,050,000	1,320,906
5.00%, 07/01/2037(3)	5,655,000	7,114,021
5.00%, 07/01/2047(3)	8,000,000	9,621,330
6.13%, 07/01/2024	180,000	196,715
Puerto Rico Electric Power Authority
3.70%, 07/01/2050(4)	20,000	18,600
5.00%, 07/01/2024(4)	415,000	405,662
5.00%, 07/01/2025(4)	25,000	24,437
5.00%, 07/01/2026(4)	60,000	58,650
5.00%, 07/01/2027(4)	15,000	14,663
5.00%, 07/01/2027(4)	25,000	24,438
5.00%, 07/01/2028(4)	30,000	29,325
5.00%, 07/01/2028(4)	50,000	48,875
5.00%, 07/01/2032(4)	500,000	488,750
5.00%, 07/01/2037(4)	2,300,000	2,248,250
5.05%, 07/01/2042(4)	120,000	117,300
5.25%, 07/01/2023(4)	3,495,000	3,429,469
5.25%, 07/01/2024(4)	110,000	107,937
5.25%, 07/01/2026(4)	635,000	623,094
5.25%, 07/01/2027(4)	200,000	196,250
5.25%, 07/01/2027(4)	210,000	206,063
5.25%, 07/01/2027(4)	315,000	309,094
5.25%, 07/01/2028(4)	60,000	58,875
5.25%, 07/01/2033(4)	95,000	93,219
5.25%, 07/01/2040(4)	3,075,000	3,017,344
5.25%, 07/01/2050(4)	270,000	262,237
5.50%, 07/01/2038(4)	4,000,000	3,935,000
5.75%, 07/01/2036(4)	1,300,000	1,283,750
6.75%, 07/01/2036(4)	1,560,000	1,565,850
7.25%, 07/01/2030(4)	265,000	267,319
Puerto Rico Housing Finance Authority
5.00%, 12/01/2021	9,560,000	9,632,246
5.00%, 12/01/2022	5,735,000	6,041,950
5.00%, 12/01/2023	4,300,000	4,713,107
5.00%, 12/01/2024	9,270,000	10,523,773
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2024	2,149,000	2,051,526
0.00%, 07/01/2024	5,955,000	5,684,893
0.00%, 07/01/2027	407,000	367,326
0.00%, 07/01/2027	2,061,000	1,860,094
0.00%, 07/01/2029	2,569,000	2,212,527
0.00%, 07/01/2031	5,167,000	4,117,204
0.00%, 07/01/2033	12,567,000	9,315,663
0.00%, 07/01/2046	28,706,000	9,441,481
0.00%, 07/01/2051	6,000,000	1,426,249
4.33%, 07/01/2040	6,839,000	7,583,848

4.33%, 07/01/2040	25,025,000	27,750,520
4.50%, 07/01/2034	2,582,000	2,833,238
4.55%, 07/01/2040	3,500,000	3,933,183
4.75%, 07/01/2053	7,529,000	8,424,444
4.78%, 07/01/2058	2,500,000	2,802,655
5.00%, 07/01/2058	23,235,000	26,354,531

Total Puerto Rico		266,179,461

Rhode Island – 0.29%
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200,000	1,305,465
Rhode Island Health & Educational Building Corp.
4.00%, 05/15/2034	1,750,000	2,129,779
5.00%, 09/01/2031	710,000	804,873
5.00%, 09/01/2036	100,000	112,569
5.00%, 05/15/2039	700,000	790,595
Rhode Island Housing & Mortgage Finance Corp.
3.15%, 10/01/2044	8,000,000	8,391,128
3.50%, 10/01/2050	1,185,000	1,300,078
4.00%, 10/01/2049	565,000	622,451
Rhode Island Student Loan Authority
3.50%, 12/01/2034	320,000	330,713
4.00%, 12/01/2027	1,215,000	1,314,792
5.00%, 12/01/2024	600,000	680,141
5.00%, 12/01/2025	500,000	582,724
5.00%, 12/01/2025	1,000,000	1,165,448
5.00%, 12/01/2026	750,000	895,701
5.00%, 12/01/2026	1,000,000	1,194,268
5.00%, 12/01/2027	800,000	973,457
5.00%, 12/01/2027	1,000,000	1,216,821
5.00%, 12/01/2028	750,000	929,099
5.00%, 12/01/2029	625,000	786,152
5.00%, 12/01/2030	550,000	699,961
State of Rhode Island
4.00%, 04/01/2034	2,000,000	2,348,097
Tobacco Settlement Financing Corp.
5.00%, 06/01/2024	1,455,000	1,623,222

Total Rhode Island		30,197,534

South Carolina – 1.07%
Aiken County Consolidated School District
4.00%, 04/01/2034	2,415,000	2,872,454
Connector 2000 Association, Inc.
0.00%, 01/01/2032	3,500,000	1,803,465
0.00%, 01/01/2042	2,790,222	713,770
0.00%, 07/22/2051	19,902,537	2,398,825
County of Richland SC
5.00%, 03/01/2025	2,900,000	3,354,037
Lancaster County School District
5.00%, 03/01/2023	445,000	474,851
Lexington County Health Services District, Inc.
5.00%, 11/01/2022	250,000	262,709
5.00%, 11/01/2023	300,000	328,614
5.00%, 11/01/2024	780,000	886,649
Patriots Energy Group Financing Agency
4.00%, 10/01/2048(1)	34,175,000	36,785,751
Scago Educational Facilities Corp. for Sumter County School 17
4.00%, 12/01/2021	1,895,000	1,905,437
Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060,000	1,164,247
South Carolina Jobs-Economic Development Authority
4.00%, 06/01/2036(3)	500,000	541,258
5.00%, 11/01/2028	700,000	736,140
5.00%, 04/01/2031	510,000	632,238
5.00%, 05/01/2037	500,000	527,684
5.00%, 05/01/2042	500,000	521,449
5.00%, 11/15/2042	585,000	658,537
5.00%, 05/01/2043	4,675,000	5,609,506
5.00%, 04/01/2047	2,000,000	2,182,391
5.00%, 04/01/2052	1,750,000	1,907,750
5.00%, 11/15/2054	1,000,000	1,114,986
6.00%, 02/01/2035(3)(4)	525,000	210,000
6.25%, 02/01/2045(3)(4)	995,000	398,000
South Carolina Ports Authority
5.00%, 07/01/2026	1,940,000	2,313,817
5.00%, 07/01/2027	3,120,000	3,809,501
5.00%, 07/01/2028	1,100,000	1,373,676
South Carolina Public Service Authority
4.00%, 12/01/2036	3,500,000	4,208,838
5.00%, 12/01/2022	1,185,000	1,250,703
5.00%, 12/01/2022	1,435,000	1,514,564
5.00%, 12/01/2032	1,500,000	1,770,596
5.00%, 12/01/2032	8,020,000	10,402,223
5.00%, 12/01/2035	1,500,000	1,791,157
5.00%, 12/01/2041	3,000,000	3,556,834
5.00%, 12/01/2049	1,900,000	2,102,914
5.75%, 12/01/2043	2,000,000	2,235,237
South Carolina State Housing Finance & Development Authority
4.00%, 01/01/2050	800,000	892,839
4.00%, 07/01/2050	740,000	828,140
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025	305,000	359,564

Tender Option Bond Trust Receipts/Certificates
0.13%, 06/01/2029(1)(3)	1,400,000	1,400,000
0.20%, 05/30/2022(1)(3)	3,220,000	3,220,000

Total South Carolina		111,021,351

South Dakota – 0.21%
City of Sioux Falls SD
5.00%, 11/01/2042	750,000	821,219
County of Lincoln SD
4.00%, 08/01/2051	2,060,000	2,259,332
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2024	355,000	402,251
5.00%, 09/01/2025	880,000	1,027,926
5.00%, 09/01/2026	2,000,000	2,400,441
5.00%, 11/01/2029	800,000	930,515
5.00%, 11/01/2030	1,000,000	1,162,271
5.00%, 07/01/2033(1)	2,630,000	2,919,461
5.00%, 11/01/2042	145,000	151,535
5.00%, 11/01/2045	1,500,000	1,723,927
South Dakota Housing Development Authority
3.00%, 11/01/2051	1,225,000	1,327,820
4.00%, 11/01/2047	5,090,000	5,473,377
Tender Option Bond Trust Receipts/Certificates
0.12%, 09/01/2050(1)(3)	1,480,000	1,480,000

Total South Dakota		22,080,075

Tennessee – 1.20%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037	1,240,000	1,096,752
Chattanooga Health Educational & Housing Facility Board
5.00%, 10/01/2021	1,000,000	1,000,000
5.00%, 10/01/2022	325,000	338,389
5.00%, 10/01/2030	500,000	559,925
5.00%, 10/01/2032	1,215,000	1,354,170
5.00%, 10/01/2035	2,260,000	2,508,774
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2025	1,850,000	1,997,482
5.00%, 07/01/2035	1,275,000	1,556,922
Johnson City Health & Educational Facilities Board
5.00%, 08/15/2042	2,000,000	2,070,358
Knox County Health Educational & Housing Facility Board
5.00%, 04/01/2023	1,825,000	1,946,038
5.00%, 04/01/2024	1,000,000	1,107,693
5.00%, 04/01/2027	1,740,000	2,084,139
Memphis-Shelby County Airport Authority
5.00%, 07/01/2022	1,000,000	1,035,123
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	540,000	523,619
5.50%, 07/01/2037	1,600,000	1,532,826
Metropolitan Government of Nashville & Davidson County TN
5.00%, 07/01/2031	1,100,000	1,286,830
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(3)	1,050,000	1,151,023
5.13%, 06/01/2036(3)	3,290,000	3,749,450
New Memphis Arena Public Building Authority
0.00%, 04/01/2029	625,000	640,088
0.00%, 04/01/2030	750,000	777,398
0.00%, 04/01/2031	650,000	682,384
Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2037(3)	1,590,000	1,462,698
Tender Option Bond Trust Receipts/Certificates
0.30%, 12/01/2060(1)(3)	3,200,000	3,200,000
Tennergy Corp.
4.00%, 12/01/2051(1)	25,000,000	29,476,980
5.00%, 02/01/2050(1)	11,590,000	13,062,894
Tennessee Energy Acquisition Corp.
4.00%, 05/01/2048(1)	7,135,000	7,493,106
4.00%, 11/01/2049(1)	7,070,000	7,923,494
5.00%, 02/01/2027	2,725,000	3,247,096
Tennessee State School Bond Authority
5.00%, 11/01/2040	25,000,000	29,543,390

Total Tennessee		124,409,041

Texas – 8.75%
Alamito Public Facility Corp.
1.51%, 05/01/2037(1)	5,000,000	5,003,891
Alamo Community College District
4.00%, 02/15/2022	665,000	674,403
4.00%, 02/15/2023	1,000,000	1,052,510
Arlington Higher Education Finance Corp.
4.00%, 08/15/2031	435,000	537,225
5.00%, 08/15/2022	55,000	56,882
5.00%, 08/15/2023	55,000	58,925
Austin Community College District Public Facility Corp.
5.00%, 08/01/2024	430,000	486,086
5.00%, 08/01/2028	310,000	381,106
5.00%, 08/01/2031	300,000	364,255
5.00%, 08/01/2031	580,000	704,226
Austin Convention Enterprises, Inc.
5.00%, 01/01/2022	250,000	251,632
5.00%, 01/01/2023	250,000	258,180
5.00%, 01/01/2025	150,000	161,758
5.00%, 01/01/2027	400,000	443,520

5.00%, 01/01/2028	1,570,000	1,795,473
5.00%, 01/01/2029	525,000	597,050
5.00%, 01/01/2030	720,000	784,853
5.00%, 01/01/2032	1,700,000	1,914,232
5.00%, 01/01/2034	1,000,000	1,077,006
Austin Independent School District
4.00%, 08/01/2032	2,835,000	3,524,225
4.00%, 08/01/2033	3,160,000	3,913,491
4.00%, 08/01/2034	3,620,000	4,462,515
4.00%, 08/01/2035	2,465,000	3,026,833
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2023	1,425,000	1,533,791
5.00%, 10/01/2025	1,780,000	2,028,619
5.00%, 10/01/2026	1,400,000	1,630,389
5.00%, 10/01/2028	1,925,000	2,265,752
5.00%, 10/01/2030	2,175,000	2,525,382
5.00%, 10/01/2033	2,000,000	2,300,392
5.00%, 10/01/2034	2,000,000	2,294,939
5.00%, 10/01/2036	1,000,000	1,143,790
Baytown Area Water Authority
5.00%, 05/01/2023	1,000,000	1,070,765
5.00%, 05/01/2024	1,000,000	1,114,062
5.00%, 05/01/2025	1,000,000	1,153,164
Birdville Independent School District
5.00%, 02/15/2026	725,000	862,074
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.00%, 12/01/2045	290,000	308,874
5.25%, 12/01/2035	525,000	576,506
Board of Regents of the University of Texas System
4.00%, 08/15/2036	10,785,000	11,731,787
Brenham Independent School District
0.00%, 02/15/2026	300,000	259,965
Central Texas Regional Mobility Authority
4.00%, 01/01/2022	5,000,000	5,000,000
4.00%, 01/01/2033	965,000	1,127,083
4.00%, 01/01/2033	1,000,000	1,163,800
4.00%, 01/01/2036	500,000	578,155
4.00%, 01/01/2037	620,000	714,869
5.00%, 01/01/2022	500,000	505,589
5.00%, 01/01/2024	175,000	192,263
5.00%, 01/01/2025	225,000	256,206
5.00%, 01/01/2025	11,045,000	12,342,707
5.00%, 01/01/2028	300,000	348,187
5.00%, 01/01/2029	750,000	942,245
5.00%, 01/01/2031	500,000	640,632
5.00%, 01/01/2031	600,000	768,758
5.00%, 01/01/2032	500,000	640,333
5.00%, 01/01/2034	1,475,000	1,689,762
5.00%, 01/01/2035	600,000	773,221
5.00%, 01/01/2036	600,000	768,752
5.00%, 01/01/2037	1,055,000	1,344,468
5.00%, 01/01/2038	400,000	508,468
5.00%, 01/01/2039	500,000	633,911
5.00%, 01/01/2040	2,250,000	2,602,024
5.00%, 01/01/2046	1,600,000	1,847,978
Central Texas Turnpike System
5.00%, 08/15/2037	2,500,000	2,796,039
5.00%, 08/15/2042	1,400,000	1,564,945
City of Arlington TX Special Tax Revenue
4.00%, 02/15/2044	1,250,000	1,406,898
City of Austin TX Airport System Revenue
5.00%, 11/15/2026	1,140,000	1,376,381
5.00%, 11/15/2028	1,000,000	1,131,919
5.00%, 11/15/2044	255,000	287,376
City of Crandall TX
3.38%, 09/15/2026(3)	50,000	50,268
4.00%, 09/15/2031(3)	100,000	101,441
City of Dallas TX
5.00%, 02/15/2023	1,225,000	1,246,445
5.00%, 02/15/2024	1,055,000	1,171,815
5.00%, 02/15/2027	8,125,000	9,897,015
City of Dallas TX Waterworks & Sewer System Revenue
5.00%, 10/01/2027	530,000	622,976
5.00%, 10/01/2031	800,000	967,569
City of El Paso TX
5.00%, 08/15/2025	2,245,000	2,625,310
City of Elgin TX
4.00%, 07/15/2031	295,000	357,046
4.00%, 07/15/2033	240,000	288,285
4.00%, 07/15/2034	175,000	209,247
4.00%, 07/15/2037	280,000	331,196
4.00%, 07/15/2039	270,000	317,337
4.00%, 07/15/2039	305,000	358,473
4.00%, 07/15/2040	315,000	369,031
City of Fort Worth TX
5.00%, 03/01/2023	1,125,000	1,201,127
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700,000	850,645
City of Houston TX
5.00%, 03/01/2023	1,975,000	2,108,936

5.00%, 03/01/2025	750,000	866,317
5.00%, 03/01/2029	1,000,000	1,212,966
City of Houston TX Airport System Revenue
4.00%, 07/01/2035	2,100,000	2,499,784
4.00%, 07/01/2036	2,500,000	2,965,220
4.00%, 07/01/2041	1,510,000	1,758,528
4.00%, 07/01/2041	1,950,000	2,073,736
4.75%, 07/01/2024	1,400,000	1,487,410
5.00%, 07/01/2027	1,250,000	1,294,154
5.00%, 07/01/2027	1,625,000	1,903,295
5.00%, 07/01/2027	3,000,000	3,704,461
5.00%, 07/15/2027	2,325,000	2,724,959
5.00%, 07/01/2029	1,000,000	1,243,314
5.00%, 07/01/2030	1,000,000	1,035,323
5.00%, 07/01/2031	1,750,000	2,164,248
5.00%, 07/01/2032	1,750,000	2,162,047
5.00%, 07/01/2033	1,770,000	2,295,877
5.00%, 07/01/2034	1,750,000	2,258,058
5.00%, 07/15/2035	800,000	879,644
City of Houston TX Combined Utility System Revenue
0.00%, 12/01/2028	5,000,000	4,622,390
4.00%, 11/15/2035	300,000	368,074
4.00%, 11/15/2036	300,000	367,033
5.00%, 11/15/2022	200,000	210,761
5.00%, 11/15/2023	225,000	247,698
5.00%, 05/15/2028	410,000	458,451
5.00%, 11/15/2033	400,000	485,175
City of Houston TX Hotel Occupancy Tax & Special Revenue
5.00%, 09/01/2036	2,100,000	2,562,357
City of Lubbock TX Electric Light & Power System Revenue
4.00%, 04/15/2038	3,000,000	3,527,190
4.00%, 04/15/2039	2,500,000	2,929,740
City of Mission TX
5.00%, 02/15/2027	230,000	277,344
5.00%, 02/15/2027	335,000	403,957
5.00%, 02/15/2028	250,000	308,420
5.00%, 02/15/2029	125,000	157,413
City of Pearland TX
5.00%, 03/01/2024	650,000	721,433
City of San Antonio TX Airport System
5.00%, 07/01/2027	2,000,000	2,450,747
5.00%, 07/01/2028	1,750,000	2,184,107
5.00%, 07/01/2030	1,000,000	1,261,896
City of San Antonio TX Electric & Gas Systems Revenue
1.13%, 12/01/2045(1)	22,440,000	22,734,931
1.75%, 02/01/2049(1)	4,000,000	4,193,018
2.00%, 02/01/2033(1)	1,115,000	1,116,580
5.00%, 02/01/2030	1,000,000	1,230,133
5.00%, 02/01/2037	800,000	1,036,468
5.00%, 02/01/2038	1,530,000	1,977,205
5.00%, 02/01/2039	1,700,000	2,189,350
5.00%, 02/01/2040	1,465,000	1,880,987
5.00%, 02/01/2041	570,000	729,257
City of Temple TX
4.00%, 08/01/2031	225,000	265,548
4.00%, 08/01/2033	200,000	233,894
4.00%, 08/01/2034	240,000	279,501
4.00%, 08/01/2035	215,000	249,500
4.00%, 08/01/2039	220,000	252,825
4.00%, 08/01/2041	170,000	194,849
City of Waco TX
5.00%, 02/01/2025	1,710,000	1,893,860
Clifton Higher Education Finance Corp.
2.38%, 08/15/2046	1,000,000	943,562
3.00%, 08/15/2032	370,000	414,894
3.00%, 08/15/2033	260,000	289,167
3.00%, 08/15/2034	655,000	722,526
3.00%, 08/15/2035	680,000	746,499
3.00%, 08/15/2036	330,000	360,380
3.00%, 08/15/2037	730,000	794,467
3.00%, 08/15/2038	380,000	412,394
3.00%, 08/15/2039	780,000	843,274
3.00%, 08/15/2040	935,000	1,007,455
3.00%, 08/15/2041	965,000	1,035,697
5.00%, 08/15/2030	170,000	220,860
5.00%, 08/15/2031	100,000	131,805
6.13%, 08/15/2048	4,750,000	5,463,477
Conroe Local Government Corp.
5.00%, 10/01/2033	200,000	256,979
5.00%, 10/01/2034	200,000	256,030
5.00%, 10/01/2035	135,000	172,350
Coppell Independent School District
4.00%, 08/15/2034	2,310,000	2,693,243
4.00%, 08/15/2036	2,580,000	2,995,802
5.00%, 08/15/2033	2,985,000	3,751,165
County of Comal TX
4.00%, 02/01/2023	1,000,000	1,048,988
County of El Paso TX
5.00%, 02/15/2029	1,500,000	1,853,750
5.00%, 02/15/2031	1,280,000	1,509,279

County of Harris TX
5.00%, 10/01/2027	5,000,000	6,222,308
Cypress-Fairbanks Independent School District
1.25%, 02/15/2036(1)	390,000	393,358
1.25%, 02/15/2036(1)	1,190,000	1,200,246
5.00%, 02/15/2025	1,000,000	1,112,486
5.00%, 02/15/2025	1,205,000	1,389,717
5.00%, 02/15/2027	470,000	558,415
Dallas Area Rapid Transit
5.00%, 12/01/2024	550,000	630,161
Dallas County Utility & Reclamation District
5.00%, 02/15/2024	1,125,000	1,241,400
Dallas Fort Worth International Airport
4.00%, 11/01/2034	1,930,000	2,305,560
4.00%, 11/01/2035	3,870,000	4,614,255
5.00%, 11/01/2031	2,310,000	3,035,357
5.00%, 11/01/2032	1,600,000	1,741,452
5.00%, 11/01/2037	10,100,000	10,136,245
5.00%, 11/01/2038	3,110,000	3,121,161
5.00%, 11/01/2042	8,710,000	8,741,257
5.00%, 11/01/2044	300,000	314,584
Dallas Independent School District
4.00%, 02/15/2023	1,250,000	1,315,108
4.00%, 02/15/2025	1,655,000	1,853,463
4.00%, 02/15/2026	1,000,000	1,147,461
5.00%, 02/15/2036(1)	85,000	86,489
5.00%, 02/15/2036	1,045,000	1,063,422
5.00%, 02/15/2036(1)	2,175,000	2,213,342
5.00%, 02/15/2036(1)	2,180,000	2,218,689
Denton Independent School District
0.00%, 08/15/2025	500,000	488,716
2.00%, 08/01/2044(1)	1,275,000	1,331,679
El Paso County Hospital District
5.00%, 08/15/2027	1,260,000	1,358,582
5.00%, 08/15/2029	50,000	53,846
Fort Bend Independent School District
0.72%, 08/01/2051(1)	3,395,000	3,392,258
0.88%, 08/01/2050(1)	2,820,000	2,849,751
Fort Worth Independent School District
5.00%, 02/15/2022	450,000	457,949
5.00%, 02/15/2026	1,365,000	1,623,727
Grand Parkway Transportation Corp.
5.00%, 02/01/2023	1,580,000	1,675,667
5.00%, 10/01/2031	2,630,000	3,279,545
5.00%, 10/01/2033	1,205,000	1,496,782
5.00%, 10/01/2034	1,500,000	1,859,482
5.00%, 10/01/2052(1)	9,610,000	10,477,327
Greater Texoma Utility Authority
5.00%, 10/01/2022	140,000	146,529
Gregg County Health Facilities Development Corp.
4.50%, 07/01/2032	635,000	655,079
5.00%, 07/01/2042	25,000	25,883
Gulf Coast Industrial Development Authority
4.88%, 05/01/2025	2,250,000	2,289,143
Harlandale Independent School District
5.00%, 08/01/2030	1,305,000	1,581,135
Harris County Cultural Education Facilities Finance Corp.
0.71% (1 Month LIBOR USD + 0.65%), 11/15/2046(2)	1,500,000	1,505,490
0.90%, 05/15/2050(1)	1,630,000	1,630,867
3.00%, 10/01/2040	1,000,000	1,073,743
4.00%, 10/01/2041	500,000	597,116
5.00%, 01/01/2043	180,000	186,130
5.00%, 07/01/2049(1)	1,390,000	1,462,079
5.00%, 07/01/2049(1)	1,480,000	1,686,511
5.00%, 07/01/2049(1)	5,000,000	6,041,240
5.00%, 10/01/2051(1)	14,500,000	19,459,020
Harris County Flood Control District
4.00%, 10/01/2036	480,000	577,081
4.00%, 10/01/2037	4,400,000	5,269,513
5.00%, 10/01/2031	3,145,000	4,137,617
Hays Consolidated Independent School District
2.70%, 08/15/2042(1)	240,000	244,626
2.70%, 08/15/2042(1)	930,000	947,925
2.70%, 08/15/2042(1)	1,730,000	1,757,307
Houston Higher Education Finance Corp.
3.38%, 10/01/2037	1,000,000	1,000,295
Houston Independent School District
2.25%, 06/01/2039(1)	5,000,000	5,064,996
4.00%, 06/01/2029(1)	1,200,000	1,272,605
4.00%, 06/01/2039(1)	4,415,000	4,682,126
5.00%, 02/15/2030	1,000,000	1,179,595
Irving Hospital Authority
5.00%, 10/15/2035	625,000	724,316
Lake Houston Redevelopment Authority
3.00%, 09/01/2039	350,000	363,843
4.00%, 09/01/2035	250,000	293,056
5.00%, 09/01/2026	230,000	273,366
5.00%, 09/01/2030	250,000	316,658
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	1,250,000	1,309,195

5.00%, 11/01/2035	1,000,000	1,187,972
Lower Colorado River Authority
5.00%, 05/15/2022	300,000	308,904
5.00%, 05/15/2022	565,000	581,770
5.00%, 05/15/2022	1,025,000	1,055,423
5.00%, 05/15/2025	1,190,000	1,381,822
5.00%, 05/15/2026	1,000,000	1,197,515
5.00%, 05/15/2036	1,425,000	1,782,758
5.00%, 05/15/2038	3,480,000	4,418,456
5.00%, 05/15/2039	5,750,000	7,282,446
Midlothian Independent School District
2.00%, 08/01/2051(1)	1,065,000	1,107,145
Mission Economic Development Corp.
4.63%, 10/01/2031(3)	3,955,000	4,159,305
Montgomery County Toll Road Authority
5.00%, 09/15/2032	50,000	56,570
5.00%, 09/15/2033	270,000	304,976
5.00%, 09/15/2034	55,000	62,023
5.00%, 09/15/2035	1,145,000	1,290,075
5.00%, 09/15/2036	75,000	84,384
5.00%, 09/15/2037	1,245,000	1,398,740
5.00%, 09/15/2038	125,000	140,269
5.00%, 09/15/2043	380,000	424,034
5.00%, 09/15/2048	1,070,000	1,189,928
Needville Independent School District
5.00%, 08/15/2025	1,175,000	1,374,049
New Hope Cultural Education Facilities Finance Corp.
5.00%, 08/15/2024	730,000	825,994
5.00%, 08/15/2026	200,000	241,131
5.00%, 08/15/2027	375,000	462,772
5.00%, 04/01/2029	1,000,000	1,065,520
5.00%, 08/15/2030	3,500,000	4,286,608
5.00%, 04/01/2031	335,000	398,586
5.00%, 10/01/2031	160,000	175,832
5.00%, 11/01/2031	1,750,000	1,967,936
5.00%, 04/01/2034	475,000	528,741
5.00%, 10/01/2034	185,000	202,495
5.00%, 07/01/2035	2,100,000	1,806,000
5.00%, 04/01/2036	820,000	975,644
5.00%, 04/01/2037	1,310,000	1,605,032
5.00%, 10/01/2039	250,000	271,762
5.00%, 07/01/2040	4,000,000	4,584,470
5.00%, 11/01/2040	1,100,000	1,219,321
5.00%, 07/01/2047	1,075,000	924,500
5.00%, 04/01/2048	1,250,000	1,487,262
5.00%, 07/01/2058	275,000	328,210
5.25%, 10/01/2049	610,000	665,138
5.50%, 11/15/2052	250,000	266,581
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505,000	586,267
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System
5.00%, 06/01/2027	1,025,000	1,265,588
5.00%, 06/01/2028	1,050,000	1,298,520
5.00%, 06/01/2029	600,000	739,929
North Texas Tollway Authority
4.00%, 01/01/2033	1,000,000	1,211,334
4.00%, 01/01/2034	1,000,000	1,206,038
4.00%, 01/01/2035	1,000,000	1,198,465
4.00%, 01/01/2036	1,350,000	1,609,595
4.00%, 01/01/2037	1,650,000	1,962,623
4.00%, 01/01/2038	1,250,000	1,481,822
4.00%, 01/01/2040	1,250,000	1,469,777
5.00%, 01/01/2023	90,000	95,378
5.00%, 01/01/2023	145,000	153,573
5.00%, 01/01/2025	705,000	808,167
5.00%, 01/01/2025	860,000	985,849
5.00%, 01/01/2030	75,000	87,316
5.00%, 01/01/2030	6,250,000	6,866,521
5.00%, 01/01/2031	105,000	121,792
5.00%, 01/01/2031	500,000	583,124
5.00%, 01/01/2031	1,100,000	1,346,337
5.00%, 01/01/2031	1,900,000	2,088,769
5.00%, 01/01/2032	1,100,000	1,342,151
5.00%, 01/01/2033	500,000	595,733
5.00%, 01/01/2033	1,250,000	1,524,051
5.00%, 01/01/2033	3,150,000	3,583,609
5.00%, 01/01/2034	1,400,000	1,703,621
5.00%, 01/01/2035	1,500,000	1,822,334
5.00%, 01/01/2036	550,000	644,495
5.00%, 01/01/2039	170,000	199,053
5.00%, 01/01/2040	2,000,000	2,113,082
Northside Independent School District
0.70%, 06/01/2050(1)	24,595,000	24,656,724
1.60%, 08/01/2049(1)	14,920,000	15,381,725
Old Spanish Trail-Alemda Corridors Redevelopment Authority
4.00%, 09/01/2033	1,360,000	1,571,864
Pasadena Independent School District
1.50%, 02/15/2044(1)	4,295,000	4,418,344
Pecos Barstow Toyah Independent School District
4.00%, 02/15/2041	1,000,000	1,106,802

Permanent University Fund - University of Texas System
5.00%, 07/01/2029	235,000	280,645
Pflugerville Independent School District
2.50%, 02/15/2039(1)	1,340,000	1,392,263
Plano Independent School District
5.00%, 02/15/2022	1,000,000	1,017,852
Port Beaumont Navigation District
1.88%, 01/01/2026(3)	850,000	847,063
2.00%, 01/01/2027(3)	550,000	547,547
2.13%, 01/01/2028(3)	575,000	572,157
2.25%, 01/01/2029(3)	820,000	815,097
2.50%, 01/01/2030(3)	1,000,000	993,339
2.63%, 01/01/2031(3)	800,000	794,456
2.88%, 01/01/2041(3)	1,000,000	978,930
4.00%, 01/01/2050(3)	1,035,000	1,069,425
Port of Port Arthur Navigation District
0.12%, 04/01/2040(1)	32,635,000	32,635,000
0.12%, 04/01/2040(1)	33,090,000	33,090,000
0.13%, 04/01/2040(1)	6,165,000	6,165,000
Rockwall Independent School District
0.00%, 02/15/2024	1,005,000	996,587
San Antonio Water System
2.00%, 05/01/2044(1)	900,000	916,299
4.00%, 05/15/2039	4,500,000	5,394,183
5.00%, 05/15/2032	3,000,000	3,220,451
Southwest Houston Redevelopment Authority
4.00%, 09/01/2031	400,000	462,546
4.00%, 09/01/2032	400,000	460,292
4.00%, 09/01/2033	425,000	485,901
4.00%, 09/01/2034	355,000	404,476
4.00%, 09/01/2035	225,000	255,871
4.00%, 09/01/2036	700,000	794,239
5.00%, 09/01/2028	350,000	424,630
5.00%, 09/01/2029	345,000	424,697
5.00%, 09/01/2030	300,000	373,827
State of Texas
1.85%, 08/01/2029(1)	280,000	280,295
4.00%, 10/01/2032	1,200,000	1,300,236
5.00%, 08/01/2025	2,035,000	2,214,193
5.00%, 08/01/2026	1,000,000	1,130,735
5.00%, 04/01/2027	5,000,000	5,975,862
5.00%, 04/01/2039	10,000,000	11,171,154
5.50%, 08/01/2026	1,000,000	1,223,227
5.50%, 08/01/2032	1,000,000	1,220,571
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2022	300,000	314,861
5.00%, 07/01/2026	1,775,000	2,113,378
5.00%, 11/15/2035	1,015,000	812,000
5.00%, 11/15/2035	1,750,000	1,960,720
5.00%, 11/15/2037	4,400,000	5,196,466
5.00%, 11/15/2040	1,650,000	1,900,300
5.00%, 11/15/2040	1,800,000	2,005,414
5.00%, 11/15/2045	1,175,000	940,000
5.00%, 11/15/2046	1,615,000	1,844,509
5.75%, 12/01/2054	530,708	568,167
Tender Option Bond Trust Receipts/Certificates
0.12%, 10/01/2051(1)(3)	13,100,000	13,100,000
0.12%, 02/15/2056(1)(3)	1,700,000	1,700,000
0.13%, 01/01/2029(1)(3)	1,155,000	1,155,000
0.13%, 01/01/2029(1)(3)	1,850,000	1,850,000
0.13%, 01/01/2029(1)(3)	2,250,000	2,250,000
0.13%, 01/01/2040(1)(3)	800,000	800,000
0.30%, 04/01/2059(1)(3)	3,300,000	3,300,000
0.30%, 11/01/2060(1)(3)	3,400,000	3,400,000
0.30%, 01/01/2061(1)(3)	1,000,000	1,000,000
0.30%, 01/01/2061(1)(3)	2,550,000	2,550,000
0.30%, 08/01/2061(1)(3)	1,900,000	1,900,000
Texas A&M University
3.00%, 05/15/2028	2,300,000	2,509,301
Texas Department of Housing & Community Affairs
2.95%, 07/01/2036	1,633,527	1,738,886
3.50%, 03/01/2051	6,635,000	7,377,743
4.00%, 03/01/2050	1,630,000	1,832,161
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2022	450,000	476,392
5.25%, 12/15/2025	3,000,000	3,549,967
6.25%, 12/15/2026	6,600,000	7,671,816
Texas Municipal Gas Acquisition & Supply Corp. II
0.77% (3 Month LIBOR USD + 0.69%), 09/15/2027(2)	36,000,000	36,224,543
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2022	1,000,000	1,054,919
5.00%, 12/15/2023	1,250,000	1,373,587
5.00%, 12/15/2028	7,000,000	8,819,337
5.00%, 12/15/2029	5,050,000	6,485,563
5.00%, 12/15/2030	10,850,000	14,149,397
5.00%, 12/15/2031	1,025,000	1,358,165
5.00%, 12/15/2032	6,150,000	8,229,025
Texas Municipal Power Agency
3.00%, 09/01/2034	785,000	840,763
3.00%, 09/01/2038	2,900,000	3,080,830

3.00%, 09/01/2040	1,800,000	1,904,946
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 12/31/2032	2,500,000	2,978,498
4.00%, 12/31/2033	2,040,000	2,417,949
4.00%, 06/30/2036	1,175,000	1,379,032
5.00%, 12/31/2050	5,410,000	6,014,630
5.00%, 12/31/2055	2,755,000	3,055,910
Texas Public Finance Authority
5.00%, 02/01/2028	2,300,000	2,876,503
Texas State University System
5.00%, 03/15/2026	800,000	954,067
5.00%, 03/15/2029	610,000	741,743
5.00%, 03/15/2032	1,325,000	1,597,221
Texas Transportation Commission
0.00%, 08/01/2034	1,060,000	710,687
0.00%, 08/01/2037	725,000	412,632
0.00%, 08/01/2038	800,000	431,004
0.00%, 08/01/2039	710,000	362,298
0.00%, 08/01/2040	1,500,000	722,901
0.65%, 10/01/2041(1)	15,145,000	15,051,289
5.00%, 08/01/2057	2,930,000	3,374,475
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,020,000	5,498,357
Texas Water Development Board
5.00%, 04/15/2028	1,500,000	1,894,862
5.00%, 10/15/2028	2,370,000	3,028,991
5.00%, 04/15/2029	2,000,000	2,579,812
5.00%, 10/15/2029	4,100,000	5,343,929
5.00%, 04/15/2030	2,000,000	2,632,725
5.00%, 10/15/2030	3,060,000	4,066,214
University of Houston
5.00%, 02/15/2030	860,000	1,009,886
Uptown Development Authority
4.00%, 09/01/2032	425,000	504,285
5.00%, 09/01/2033	715,000	818,098
Viridian Municipal Management District
4.00%, 12/01/2029	520,000	565,068
4.00%, 12/01/2031	560,000	605,995
4.00%, 12/01/2032	580,000	626,701
4.00%, 12/01/2033	605,000	652,934

Total Texas		908,052,836

Utah – 0.45%
Military Installation Development Authority
4.00%, 06/01/2041	1,000,000	1,018,997
4.00%, 06/01/2052	3,500,000	3,533,022
Salt Lake City Corp. Airport Revenue
5.00%, 07/01/2025	1,000,000	1,160,410
5.00%, 07/01/2026	1,700,000	2,028,445
5.00%, 07/01/2026	3,000,000	3,579,610
5.00%, 07/01/2030	1,000,000	1,234,719
5.00%, 07/01/2042	2,500,000	2,973,797
5.25%, 07/01/2048	3,000,000	3,652,009
State of Utah
5.00%, 07/01/2023	1,760,000	1,907,066
Tender Option Bond Trust Receipts/Certificates
0.30%, 04/01/2065(1)(3)	6,600,000	6,600,000
Utah Charter School Finance Authority
4.00%, 04/15/2040	2,440,000	2,799,341
4.00%, 10/15/2040	2,130,000	2,460,392
4.50%, 06/15/2027(3)	1,000,000	1,071,724
Utah Infrastructure Agency
3.00%, 10/15/2026	500,000	547,240
4.00%, 10/15/2028	350,000	409,746
4.00%, 10/15/2029	610,000	722,415
4.00%, 10/15/2033	600,000	701,170
4.00%, 10/15/2034	1,410,000	1,639,222
4.00%, 10/15/2036	345,000	407,419
4.00%, 10/15/2036	500,000	577,536
4.00%, 10/15/2038	650,000	763,291
4.00%, 10/15/2038	1,335,000	1,532,998
4.00%, 10/15/2041	800,000	932,254
4.00%, 10/15/2044	960,000	1,110,471
Utah Transit Authority
4.00%, 12/15/2031	2,880,000	3,256,675

Total Utah		46,619,969

Vermont – 0.06%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000,000	1,172,333
5.00%, 10/15/2029	890,000	1,031,940
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800,000	914,389
5.00%, 06/15/2026	100,000	117,106
5.00%, 06/15/2026	500,000	585,529
5.00%, 06/15/2027	700,000	814,176
5.00%, 06/15/2030	450,000	555,987
5.00%, 06/15/2031	500,000	623,819

Total Vermont		5,815,279

Virgin Islands – 0.03%
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000,000	3,104,279

Total Virgin Islands		3,104,279

Virginia – 1.28%
Arlington County Industrial Development Authority
5.00%, 07/01/2027	905,000	1,114,083
Chesapeake Bay Bridge & Tunnel District
5.00%, 11/01/2023	7,700,000	8,424,335
5.00%, 07/01/2046	4,535,000	5,320,614
5.00%, 07/01/2051	1,670,000	1,956,340
City of Norfolk VA Water Revenue
5.00%, 11/01/2022	1,645,000	1,728,259
County of Botetourt VA
4.75%, 07/01/2023	40,000	41,903
6.00%, 07/01/2034	1,500,000	1,677,164
County of Loudoun VA
5.00%, 12/01/2023	825,000	910,282
Deutsche Bank Spears/Lifers Trust
0.12%, 05/15/2030(1)(3)	5,065,000	5,065,000
Fairfax County Economic Development Authority
5.00%, 12/01/2042	1,290,000	1,419,450
Fairfax County Industrial Development Authority
5.00%, 05/15/2035	1,175,000	1,208,690
5.00%, 05/15/2044	975,000	1,088,594
Farmville Industrial Development Authority
5.00%, 01/01/2032	1,255,000	1,523,642
5.00%, 01/01/2033	1,320,000	1,598,570
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500,000	554,293
Hampton Roads Transportation Accountability Commission
5.00%, 07/01/2026	9,300,000	11,212,266
5.00%, 07/01/2027	835,000	1,034,250
5.50%, 07/01/2057	1,275,000	1,555,429
Hanover County Economic Development Authority
5.00%, 07/01/2042	1,120,000	1,143,910
5.00%, 07/01/2047	2,080,000	2,122,386
James City County Economic Development Authority
4.00%, 12/01/2023	305,000	323,862
4.00%, 12/01/2025	420,000	465,128
4.00%, 12/01/2027	445,000	505,199
4.00%, 12/01/2029	235,000	268,976
4.00%, 12/01/2035	515,000	574,440
Norfolk Airport Authority
4.00%, 07/01/2022	240,000	246,562
4.00%, 07/01/2023	235,000	249,702
5.00%, 07/01/2024	325,000	364,599
5.00%, 07/01/2025	490,000	568,601
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	3,870,000	3,871,813
5.00%, 01/01/2046	240,000	256,167
5.00%, 01/01/2049	500,000	542,048
Salem Economic Development Authority
5.00%, 04/01/2030	710,000	894,577
5.00%, 04/01/2031	400,000	501,334
5.00%, 04/01/2032	700,000	874,084
5.00%, 04/01/2033	350,000	435,669
5.00%, 04/01/2034	925,000	1,146,875
Stafford County Economic Development Authority
4.00%, 06/15/2037	50,000	55,078
5.00%, 06/15/2030	150,000	175,494
5.00%, 06/15/2033	150,000	174,250
5.00%, 06/15/2034	500,000	579,715
Tobacco Settlement Financing Corp.
0.00%, 06/01/2047	3,000,000	736,290
Virginia College Building Authority
5.00%, 02/01/2022	150,000	152,378
5.00%, 06/01/2022	150,000	154,489
5.00%, 02/01/2023	700,000	744,702
5.00%, 06/01/2023	125,000	134,303
5.00%, 09/01/2023	1,000,000	1,091,590
5.00%, 02/01/2026	1,000,000	1,191,003
5.00%, 02/01/2030	1,500,000	1,866,669
5.00%, 07/01/2030(3)	500,000	546,238
5.00%, 06/01/2031	175,000	224,735
5.00%, 02/01/2034	1,000,000	1,288,562
5.00%, 07/01/2045(3)	500,000	534,756
5.00%, 07/01/2045(3)	1,000,000	1,069,511
5.25%, 07/01/2035(3)	1,000,000	1,090,875
Virginia Commonwealth Transportation Board
5.00%, 09/15/2022	1,000,000	1,021,766
5.00%, 09/15/2023	2,500,000	2,732,505
Virginia Port Authority
5.00%, 07/01/2023	1,000,000	1,077,897
Virginia Public Building Authority
5.00%, 08/01/2022	1,050,000	1,092,061
5.00%, 08/01/2022	1,490,000	1,549,687
5.00%, 08/01/2023	1,425,000	1,549,656
5.00%, 08/01/2024	2,245,000	2,541,901
Virginia Public School Authority
5.00%, 08/01/2022	2,505,000	2,605,133
5.00%, 08/01/2022	3,275,000	3,405,912
Virginia Small Business Financing Authority

4.00%, 12/01/2036	500,000	560,987
5.00%, 01/01/2026	750,000	881,599
5.00%, 01/01/2027	1,000,000	1,205,136
5.00%, 07/01/2034	1,000,000	1,010,962
5.00%, 01/01/2040	3,540,000	3,578,109
5.00%, 01/01/2040	4,135,000	4,179,543
5.00%, 01/01/2044	1,160,000	1,172,172
5.00%, 01/01/2048(1)(3)	500,000	525,446
5.00%, 07/01/2049	5,860,000	5,920,040
5.00%, 12/31/2049	3,105,000	3,688,360
5.00%, 12/31/2052	1,500,000	1,774,023
5.00%, 12/31/2056	4,705,000	5,560,972
5.50%, 01/01/2042	6,590,000	6,820,497
Wise County Industrial Development Authority
1.20%, 11/01/2040(1)	3,355,000	3,411,138
York County Economic Development Authority
1.90%, 05/01/2033(1)	600,000	615,586

Total Virginia		133,080,822

Washington – 2.87%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,000,000	1,078,052
Auburn School District No 408 of King & Pierce Counties
4.00%, 12/01/2034	1,225,000	1,435,869
4.00%, 12/01/2036	1,140,000	1,334,953
5.00%, 12/01/2033	2,000,000	2,472,644
Central Puget Sound Regional Transit Authority
5.00%, 11/01/2035	960,000	1,123,762
City of Seattle WA Municipal Light & Power Revenue
0.54% (SIFMA Municipal Swap Index Yield + 0.49%), 11/01/2046(2)	5,000,000	5,013,602
4.00%, 01/01/2032	3,385,000	3,945,631
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675,000	800,174
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460,000	543,911
Clark County Public Utility District No 1
5.00%, 01/01/2022	425,000	430,003
5.00%, 01/01/2023	375,000	397,461
5.00%, 01/01/2023	750,000	794,923
5.00%, 01/01/2024	395,000	436,209
County of King WA Sewer Revenue
5.00%, 01/01/2047	29,000,000	32,147,121
East Pierce Fire & Rescue
5.00%, 12/01/2029	635,000	800,837
5.00%, 12/01/2031	925,000	1,155,981
Energy Northwest
4.00%, 07/01/2044	8,000,000	8,169,213
5.00%, 07/01/2028	15,000,000	18,998,919
5.00%, 07/01/2034	6,890,000	8,979,423
King & Snohomish Counties School District No 417 Northshore
4.00%, 12/01/2033	5,500,000	5,970,920
King County Housing Authority
4.00%, 06/01/2026	450,000	511,648
4.00%, 06/01/2027	620,000	715,619
4.00%, 06/01/2028	1,115,000	1,306,164
4.00%, 06/01/2029	840,000	995,473
4.00%, 06/01/2030	400,000	478,141
4.00%, 06/01/2031	650,000	769,685
4.00%, 11/01/2031	1,640,000	1,946,941
4.00%, 06/01/2032	625,000	734,644
4.00%, 11/01/2032	1,705,000	2,018,006
4.00%, 06/01/2033	500,000	583,591
4.00%, 06/01/2034	525,000	608,439
4.00%, 06/01/2035	735,000	846,731
5.00%, 11/01/2027	1,000,000	1,226,465
5.00%, 11/01/2028	1,430,000	1,791,655
5.00%, 11/01/2029	750,000	957,768
King County Public Hospital District No 1
5.00%, 12/01/2032	4,500,000	5,359,209
King County School District No 210 Federal Way
4.00%, 12/01/2035	2,000,000	2,339,629
King County School District No 412 Shoreline
4.00%, 12/01/2036	2,000,000	2,380,226
King County School District No 414 Lake Washington
5.00%, 12/01/2035	1,600,000	1,972,167
5.00%, 12/01/2036	3,205,000	3,943,255
5.00%, 12/01/2037	1,425,000	1,749,165
5.00%, 12/01/2038	865,000	1,059,750
Pierce County School District No 10 Tacoma
5.00%, 12/01/2034	2,800,000	3,207,628
Port of Seattle WA
5.00%, 07/01/2024	595,000	641,999
5.00%, 04/01/2029	5,050,000	6,359,165
5.00%, 04/01/2030	2,000,000	2,254,166
5.00%, 04/01/2034	1,000,000	1,117,918
5.00%, 04/01/2036	3,130,000	3,849,130
5.00%, 01/01/2037	3,500,000	4,181,815
5.00%, 08/01/2039	13,380,000	17,045,785
Seattle Housing Authority
0.20%, 06/01/2040(1)	600,000	600,000
1.00%, 06/01/2026	4,720,000	4,712,758

Snohomish County Housing Authority
5.00%, 04/01/2031	1,135,000	1,398,030
State of Washington
5.00%, 08/01/2027	235,000	284,013
5.00%, 08/01/2027	550,000	643,979
5.00%, 08/01/2028	235,000	283,143
5.00%, 08/01/2030	235,000	282,895
5.00%, 08/01/2030	1,830,000	2,255,437
5.00%, 06/01/2034	660,000	822,789
5.00%, 07/01/2036	1,505,000	1,898,851
Tender Option Bond Trust Receipts/Certificates
0.12%, 03/01/2028(1)(3)	3,000,000	3,000,000
Thurston & Pierce Counties Community Schools
5.00%, 12/01/2031	1,100,000	1,391,840
Tobacco Settlement Authority
5.00%, 06/01/2023	1,000,000	1,073,758
5.00%, 06/01/2024	1,000,000	1,073,308
Washington Health Care Facilities Authority
1.10% (SIFMA Municipal Swap Index Yield + 1.05%), 01/01/2042(2)	5,000,000	5,029,721
5.00%, 08/15/2022	1,200,000	1,249,780
5.00%, 08/15/2023	650,000	707,408
5.00%, 10/01/2024	465,000	487,305
5.00%, 07/01/2025	360,000	418,328
5.00%, 08/01/2028	1,005,000	1,261,751
5.00%, 07/01/2029	115,000	142,309
5.00%, 07/01/2030	410,000	504,358
5.00%, 08/01/2030	3,500,000	4,438,170
5.00%, 08/15/2030	1,000,000	1,182,240
5.00%, 08/15/2031	845,000	995,535
5.00%, 09/01/2031	185,000	240,616
5.00%, 08/15/2032	480,000	564,196
5.00%, 09/01/2032	180,000	233,341
5.00%, 09/01/2033	225,000	290,692
5.00%, 07/01/2034	105,000	127,683
5.00%, 09/01/2034	450,000	579,421
5.00%, 09/01/2035	365,000	469,097
5.00%, 10/01/2038	11,320,000	12,733,446
5.00%, 07/01/2042	2,415,000	2,891,600
5.00%, 08/01/2049(1)	10,000,000	11,395,335
5.00%, 09/01/2050	500,000	624,911
Washington Higher Education Facilities Authority
4.00%, 05/01/2045	1,000,000	1,138,225
4.00%, 05/01/2050	950,000	1,076,328
5.00%, 05/01/2025	100,000	114,476
5.00%, 05/01/2026	375,000	441,322
5.00%, 05/01/2028	420,000	516,048
5.00%, 05/01/2029	180,000	225,398
5.00%, 10/01/2029	1,855,000	2,176,256
5.00%, 10/01/2033	735,000	850,912
Washington State Convention Center Public Facilities District
4.00%, 07/01/2031	15,125,000	17,704,640
Washington State Housing Finance Commission
0.60% (SIFMA Municipal Swap Index Yield + 0.55%), 12/01/2048(2)	10,000,000	10,057,365
1.55%, 07/01/2022(1)	10,000,000	10,032,214
2.13%, 07/01/2027(3)	1,625,000	1,628,652
2.38%, 01/01/2026(3)	600,000	600,459
3.50%, 12/20/2035	2,140,023	2,469,612
3.70%, 07/01/2030	5,000,000	5,622,952
4.00%, 07/01/2026(3)	900,000	926,613
5.00%, 01/01/2024(3)	180,000	193,377
5.00%, 01/01/2025(3)	375,000	414,235
5.00%, 01/01/2026(3)	300,000	339,815
5.00%, 07/01/2031(3)	1,000,000	1,052,436
5.00%, 07/01/2053(3)	400,000	424,379
5.00%, 01/01/2055(3)	2,775,000	3,096,025
Washington State University
5.00%, 04/01/2029	425,000	470,062
5.00%, 04/01/2029	860,000	959,578

Total Washington		297,801,008

West Virginia – 0.15%
Monongalia County Commission Excise Tax District
4.13%, 06/01/2043(3)	750,000	832,217
4.88%, 06/01/2043(3)	250,000	269,031
Monongalia County Commission Special District
5.50%, 06/01/2037(3)	200,000	228,518
5.75%, 06/01/2043(3)	200,000	228,866
Ohio County Board of Education
3.00%, 06/01/2028	2,150,000	2,418,452
State of West Virginia
5.00%, 12/01/2036	2,910,000	3,617,996
West Virginia Economic Development Authority
5.00%, 07/01/2045(1)	900,000	977,221
West Virginia Hospital Finance Authority
5.00%, 01/01/2031	620,000	766,555
West Virginia Parkways Authority
5.00%, 06/01/2047	3,280,000	4,163,091
West Virginia State School Building Authority Lottery Revenue
5.00%, 07/01/2022	695,000	719,889
5.00%, 07/01/2024	500,000	562,674
5.00%, 07/01/2032	940,000	1,123,547

Total West Virginia		15,908,057

Wisconsin – 1.44%
County of Wood WI
0.75%, 03/07/2022	800,000	800,738
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570,000	682,188
5.00%, 11/15/2032	500,000	597,859
Public Finance Authority
3.00%, 04/01/2025(3)	325,000	335,307
3.00%, 12/01/2026	125,000	133,688
4.00%, 12/01/2031	450,000	533,220
4.00%, 08/01/2035(6)	6,250,000	6,370,682
4.00%, 07/01/2041	1,000,000	1,025,893
4.00%, 12/01/2041	2,000,000	2,239,722
4.13%, 05/01/2026(3)	635,000	653,594
4.25%, 07/01/2054	3,575,000	3,680,461
5.00%, 06/01/2022	175,000	180,473
5.00%, 06/01/2023	195,000	210,190
5.00%, 06/01/2024	200,000	224,183
5.00%, 06/01/2025	450,000	522,060
5.00%, 12/01/2025	1,000,000	1,158,082
5.00%, 06/01/2026	385,000	460,081
5.00%, 06/01/2027	410,000	502,665
5.00%, 12/01/2027	4,065,000	4,547,991
5.00%, 05/15/2028(3)	200,000	218,998
5.00%, 05/01/2029(3)	2,330,000	2,154,502
5.00%, 06/15/2034	500,000	591,081
5.00%, 07/01/2035	5,000,000	6,192,267
5.00%, 07/01/2036	305,000	386,901
5.00%, 01/01/2037	500,000	623,397
5.00%, 06/15/2037(3)	1,130,000	1,179,430
5.00%, 07/01/2037	825,000	893,942
5.00%, 01/01/2038	350,000	434,775
5.00%, 07/01/2038	375,000	473,047
5.00%, 06/15/2039(3)	410,000	446,786
5.00%, 06/15/2039	500,000	583,748
5.00%, 04/01/2040(3)	400,000	475,072
5.00%, 10/01/2043(3)	170,000	187,297
5.00%, 10/01/2048(3)	1,865,000	2,048,051
5.00%, 06/15/2049(3)	420,000	452,519
5.00%, 06/15/2049(3)	750,000	793,636
5.00%, 06/15/2049	1,100,000	1,262,105
5.00%, 04/01/2050(3)	550,000	644,056
5.00%, 10/01/2053(3)	1,305,000	1,430,486
5.00%, 06/15/2054(3)	455,000	489,201
5.00%, 05/01/2055(3)	3,400,000	2,959,256
5.00%, 07/01/2055(3)	550,000	603,983
5.20%, 06/01/2037	500,000	533,237
5.25%, 05/15/2037(3)	500,000	547,583
5.25%, 05/15/2042(3)	60,000	65,601
5.25%, 10/01/2043	2,105,000	2,410,826
5.25%, 05/15/2047(3)	60,000	65,601
5.25%, 10/01/2048	2,105,000	2,398,805
5.25%, 05/15/2052(3)	115,000	125,736
5.30%, 06/01/2047	500,000	531,759
State of Wisconsin
5.00%, 05/01/2023	2,000,000	2,151,738
5.00%, 05/01/2023	4,000,000	4,302,815
5.00%, 05/01/2024	7,470,000	8,362,943
5.00%, 05/01/2025	520,000	594,189
5.00%, 05/01/2025	1,730,000	2,013,000
5.00%, 05/01/2025	5,335,000	6,182,941
5.00%, 05/01/2030	1,000,000	1,197,157
5.00%, 05/01/2032	450,000	561,383
5.00%, 05/01/2033	9,790,000	12,189,081
5.00%, 05/01/2034	2,400,000	2,850,478
Tender Option Bond Trust Receipts/Certificates
0.12%, 06/01/2028(1)(3)	1,800,000	1,800,000
0.15%, 12/15/2050(1)(3)	500,000	500,000
Wisconsin Center District
0.00%, 12/15/2028	1,025,000	923,303
0.00%, 12/15/2030	550,000	469,622
0.00%, 12/15/2030	1,045,000	889,033
0.00%, 12/15/2032	1,400,000	1,099,140
0.00%, 12/15/2033	1,500,000	1,132,597
Wisconsin Health & Educational Facilities Authority
0.70% (SIFMA Municipal Swap Index Yield + 0.65%), 08/15/2054(2)	4,000,000	4,037,798
2.55%, 11/01/2027	390,000	390,116
2.83%, 11/01/2028	605,000	605,221
4.00%, 02/15/2025	270,000	301,195
4.00%, 02/15/2026	510,000	576,546
4.00%, 02/15/2031	460,000	520,022
4.00%, 02/15/2033	550,000	621,765
5.00%, 05/01/2022	550,000	564,065
5.00%, 10/01/2022	330,000	345,322
5.00%, 12/01/2022	560,000	590,309
5.00%, 11/01/2024	155,000	168,799
5.00%, 04/01/2025	2,000,000	2,315,257
5.00%, 04/01/2026	1,000,000	1,194,191
5.00%, 02/15/2027	300,000	350,591

5.00%, 04/01/2027	1,700,000	2,085,840
5.00%, 10/01/2027	580,000	711,505
5.00%, 04/01/2028	900,000	1,130,700
5.00%, 10/01/2028	700,000	872,358
5.00%, 11/01/2029	760,000	872,487
5.00%, 04/01/2030	1,670,000	2,107,220
5.00%, 12/15/2033	1,450,000	1,843,715
5.00%, 09/01/2036	400,000	492,602
5.00%, 09/15/2037	650,000	671,374
5.00%, 09/15/2050	645,000	683,549
5.00%, 08/15/2054(1)	830,000	999,438
5.00%, 08/15/2054(1)	1,260,000	1,277,959
Wisconsin Housing & Economic Development Authority
0.40%, 05/01/2045(1)	5,000,000	4,999,936
0.50%, 11/01/2050(1)	2,350,000	2,347,668
1.55%, 11/01/2038(1)	1,715,000	1,716,773
1.60%, 11/01/2048(1)	6,000,000	6,005,834
3.00%, 03/01/2052	1,520,000	1,654,498
3.50%, 09/01/2050	2,260,000	2,487,941

Total Wisconsin		149,824,775

Wyoming – 0.12%
County of Laramie WY
4.00%, 05/01/2026	200,000	228,576
4.00%, 05/01/2031	500,000	607,206
4.00%, 05/01/2033	500,000	602,538
4.00%, 05/01/2035	500,000	598,738
4.00%, 05/01/2038	1,365,000	1,618,621
Wyoming Community Development Authority
3.00%, 06/01/2049	8,000,000	8,650,403

Total Wyoming		12,306,082

Total Municipal Bonds (Cost: $9,650,122,303)		9,988,589,220

	Shares	Value
SHORT-TERM INVESTMENTS – 4.48%
Money Market Funds – 3.96%
Fidelity Institutional Money Market Government Fund - Class I, 0.01%(5)	410,723,983	410,723,983

Total Money Market Funds (Cost: $410,723,983)		410,723,983

	Principal Amount	Value
Commercial Paper – 0.17%
California Statewide Communities Development Authority, 0.17%, 12/09/2021	$17,335,000	17,335,329

Total Commercial Paper (Cost: $17,335,000)		17,335,329

Time Deposits – 0.35%
BBVA, Madrid, 0.01% due 10/01/2021	26,050,366	26,050,366
ING Bank, Amsterdam, 0.01% due 10/01/2021	761,815	761,815
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 10/01/2021	9,982,204	9,982,204

Total Time Deposits (Cost: $36,794,385)		36,794,385

Total Short-Term Investments (Cost: $464,853,368)		464,853,697

TOTAL INVESTMENTS IN SECURITIES – 100.77%
(Cost: $10,114,975,671)		10,453,442,917

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.77)%		(80,170,440)

TOTAL NET ASSETS – 100.00%		$10,373,272,477

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of September 30, 2021.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2021.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $567,908,453, which represents 5.47% of total net assets.

(4)	Security in default as of September 30, 2021. The value of these securities totals $65,895,913, which represents 0.64% of total net assets.
(5)	Represents annualized seven-day yield as of the close of the reporting period.
(6)	Security that is restricted at September 30, 2021. The value of the restricted securities totals $16,894,114, which represents 0.16% of total net assets.

The	accompanying notes are an integral part of this Schedule of Investments.

MUNICIPAL BONDS	% of Net Assets
Education	7.91%
General Obligation	16.73%
General Revenue	28.49%
Healthcare	12.95%
Housing	4.79%
Transportation	16.80%
Utilities	8.62%

Total Municipal Bonds	96.29%

SHORT-TERM INVESTMENTS	4.48%

TOTAL INVESTMENTS	100.77%
LIABILITIES IN EXCESS OF OTHER ASSETS	-0.77%

TOTAL NET ASSETS	100%

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

(400)	U.S. 5 Year Note Future	J.P. Morgan	Dec. 2021	$(49,331,250)	$(49,096,875)	$234,375
(315)	U.S. 5 Year Note Future	Bank of America	Dec. 2021	(38,843,201)	(38,663,790)	179,411
(345)	U.S. 10 Year Note Future	Bank of America	Dec. 2021	(45,862,583)	(45,405,234)	457,349
(200)	U.S. 10 Year Note Future	J.P. Morgan	Dec. 2021	(26,590,625)	(26,321,875)	268,750

						$1,139,885

Bridge Builder Large Cap Growth Fund

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.50%
Communication Services – 12.42%
Alphabet, Inc. - Class A(1)	231,629	$619,264,764
Alphabet, Inc. - Class C(1)	142,481	379,756,034
Altice USA, Inc. - Class A(1)	12,417	257,280
Bumble, Inc. - Class A(1)	228,061	11,398,489
Cable One, Inc.	237	429,712
Charter Communications, Inc. - Class A(1)	10,083	7,335,988
Facebook, Inc. - Class A(1)	1,306,224	443,319,363
Live Nation Entertainment, Inc.(1)	4,267	388,852
Madison Square Garden Sports Corp. - Class A(1)	601	111,756
Match Group, Inc.(1)	451,952	70,951,944
Netflix, Inc.(1)	454,892	277,638,783
Nexstar Media Group, Inc. - Class A	232	35,255
Pinterest, Inc. - Class A(1)	46,052	2,346,349
Playtika Holding Corp.(1)	8,622	238,226
Roku, Inc. - Class A(1)	9,682	3,033,855
Skillz, Inc. - Class A(1)	24,432	239,922
Snap, Inc. - Class A(1)	1,204,726	88,993,110
Spotify Technology SA(1)	172,004	38,759,381
Take-Two Interactive Software, Inc.(1)	1,886	290,576
TripAdvisor, Inc.(1)	5,004	169,385
Twitter, Inc.(1)	6,799	410,592
Vimeo, Inc.(1)	11,469	336,845
Walt Disney Co.(1)	1,651,218	279,336,549
World Wrestling Entertainment, Inc. - Class A	3,190	179,469
Zillow Group, Inc. - Class A(1)	4,928	436,522
Zillow Group, Inc. - Class C(1)	14,056	1,238,896
Zynga, Inc. - Class A(1)	39,449	297,051

Total Communication Services		2,227,194,948

Consumer Discretionary – 15.50%
Airbnb, Inc. - Class A(1)	298,594	50,089,143
Amazon.com, Inc.(1)	288,660	948,259,646
Aptiv Plc(1)	355,852	53,011,272
AutoZone, Inc.(1)	391	663,914
Bath & Body Works, Inc.	11,876	748,544
Best Buy Co., Inc.	4,773	504,554
Booking Holdings, Inc.(1)	3,407	8,087,775
Boyd Gaming Corp.(1)	1,451	91,790
Bright Horizons Family Solutions, Inc.(1)	4,023	560,887
Brunswick Corp.	826	78,693
Burlington Stores, Inc.(1)	5,187	1,470,878
Caesars Entertainment, Inc.(1)	10,636	1,194,210
CarMax, Inc.(1)	1,115	142,675
Carvana Co. - Class A(1)	124,095	37,419,606
Chegg, Inc.(1)	8,860	602,657
Chipotle Mexican Grill, Inc. - Class A(1)	2,330	4,234,822
Choice Hotels International, Inc.	2,889	365,083
Churchill Downs, Inc.	3,059	734,405
Columbia Sportswear Co.	359	34,407
Darden Restaurants, Inc.	7,328	1,109,972
Deckers Outdoor Corp.(1)	315	113,463
Dollar General Corp.	513,581	108,951,073
Domino's Pizza, Inc.	2,073	988,738
DoorDash, Inc. - Class A(1)	10,533	2,169,587
DR Horton, Inc.	11,401	957,342
DraftKings, Inc. - Class A(1)	25,200	1,213,632
eBay, Inc.	53,993	3,761,692
Etsy, Inc.(1)	10,510	2,185,660
Expedia Group, Inc.(1)	12,040	1,973,356
Five Below, Inc.(1)	4,547	803,955
Floor & Decor Holdings, Inc. - Class A(1)	8,472	1,023,333
Frontdoor, Inc.(1)	4,860	203,634
GameStop Corp. - Class A(1)	5,330	935,255
H&R Block, Inc.	12,199	304,975
Hanesbrands, Inc.	17,216	295,427
Hilton Worldwide Holdings, Inc.(1)	15,237	2,012,960
Home Depot, Inc.	471,549	154,790,675
Las Vegas Sands Corp.(1)	27,449	1,004,633
Leslie's, Inc.(1)	8,012	164,566
Lithia Motors, Inc. - Class A	219	69,432
Lowe's Companies, Inc.	535,682	108,668,450
Lululemon Athletica, Inc.(1)	195,944	79,298,537
LVMH Moet Hennessy Louis Vuitton SE	105,378	75,478,491
Marriott International, Inc. - Class A(1)	22,581	3,344,020
Mattel, Inc.(1)	28,930	536,941
McDonald's Corp.	676,635	163,143,465
MercadoLibre, Inc.(1)	55,582	93,344,411
Mister Car Wash, Inc.(1)	2,727	49,768
NIKE, Inc. - Class B	1,271,743	184,695,236
Nordstrom, Inc.(1)	7,729	204,432
NVR, Inc.(1)	175	838,964

O'Reilly Automotive, Inc.(1)	1,746	1,066,911
Peloton Interactive, Inc. - Class A(1)	21,912	1,907,440
Penn National Gaming, Inc.(1)	819	59,345
Petco Health & Wellness Co., Inc. - Class A(1)	289	6,098
Planet Fitness, Inc. - Class A(1)	4,771	374,762
Polaris, Inc.	3,321	397,391
Pool Corp.	3,232	1,404,013
PulteGroup, Inc.	6,326	290,490
QuantumScape Corp. - Class A(1)	12,192	299,192
RH(1)	1,424	949,680
Ross Stores, Inc.	397,308	43,246,976
Six Flags Entertainment Corp.(1)	2,451	104,167
Skechers USA, Inc. - Class A(1)	1,228	51,723
Starbucks Corp.	862,770	95,172,159
Tapestry, Inc.	2,316	85,738
Target Corp.	18,503	4,232,931
Tempur Sealy International, Inc.	15,099	700,745
Tesla, Inc.(1)	346,953	269,055,112
Thor Industries, Inc.	1,797	220,600
TJX Companies, Inc.	626,890	41,362,202
Toll Brothers, Inc.	3,775	208,720
TopBuild Corp.(1)	2,266	464,099
Tractor Supply Co.	9,547	1,934,318
Travel + Leisure Co.	4,675	254,928
Ulta Beauty, Inc.(1)	4,465	1,611,508
Vail Resorts, Inc.(1)	3,312	1,106,374
VF Corp.	17,281	1,157,654
Victoria's Secret & Co.(1)	3,763	207,943
Vroom, Inc.(1)	2,388	52,703
Wayfair, Inc. - Class A(1)	3,470	886,620
Wendy's Co.	15,068	326,674
Williams-Sonoma, Inc.	4,722	837,352
Wyndham Hotels & Resorts, Inc.	4,800	370,512
Wynn Resorts Ltd.(1)	8,768	743,088
YETI Holdings, Inc.(1)	7,098	608,228
Yum China Holdings, Inc.	2,880	167,357
Yum! Brands, Inc.	1,668,034	204,017,239

Total Consumer Discretionary		2,778,874,028

Consumer Staples – 3.07%
Altria Group, Inc.	85,525	3,893,098
Beyond Meat, Inc.(1)	4,170	438,934
Boston Beer, Inc. - Class A(1)	779	397,095
Brown-Forman Corp. - Class A	1,875	117,506
Brown-Forman Corp. - Class B	7,549	505,858
Church & Dwight Co., Inc.	1,079	89,093
Clorox Co.	8,365	1,385,328
Coca-Cola Co.	2,449,823	128,542,213
Colgate-Palmolive Co.	36,756	2,778,018
Costco Wholesale Corp.	136,510	61,340,769
Darling Ingredients, Inc.(1)	713	51,265
Estee Lauder Companies, Inc. - Class A	247,466	74,222,477
Freshpet, Inc.(1)	3,386	483,148
Herbalife Nutrition Ltd.(1)	1,791	75,903
Hershey Co.	10,420	1,763,585
Kellogg Co.	9,276	592,922
Kimberly-Clark Corp.	14,081	1,864,888
Lamb Weston Holdings, Inc.	3,585	220,011
Monster Beverage Corp.(1)	28,613	2,541,693
PepsiCo, Inc.	451,604	67,925,758
Pilgrim's Pride Corp.(1)	2,075	60,341
Procter & Gamble Co.	814,501	113,867,240
Sysco Corp.	1,122,513	88,117,271

Total Consumer Staples		551,274,414

Energy – 0.92%
Cabot Oil & Gas Corp.	3,876	84,342
Cheniere Energy, Inc.(1)	19,432	1,897,923
Cimarex Energy Co.	1,668	145,450
ConocoPhillips	2,359,484	159,902,231
Continental Resources, Inc.	941	43,427
Diamondback Energy, Inc.	7,105	672,630
EOG Resources, Inc.	5,764	462,676
Halliburton Co.	3,898	84,275
Hess Corp.	1,565	122,242
New Fortress Energy, Inc. - Class A	2,198	60,995
Occidental Petroleum Corp.	8,909	263,528
Pioneer Natural Resources Co.	7,990	1,330,415
Texas Pacific Land Corp.	488	590,168

Total Energy		165,660,302

Financials – 7.88%
Alleghany Corp.(1)	108	67,436
American Express Co.	2,184,186	365,916,681
Ameriprise Financial, Inc.	5,268	1,391,384
Aon Plc - Class A	10,945	3,127,753
Apollo Global Management, Inc. - Class A	14,812	912,271
Arch Capital Group Ltd.(1)	7,708	294,291
Ares Management Corp. - Class A	10,028	740,367
Bank of America Corp.	5,791,947	245,868,150

Blackstone, Inc. - Class A	56,584	6,582,983
Brown & Brown, Inc.	936	51,901
Citizens Financial Group, Inc.	6,241	293,202
Commerce Bancshares, Inc.	706,401	49,222,022
Credit Acceptance Corp.(1)	61	35,703
Discover Financial Services	13,600	1,670,760
Erie Indemnity Co. - Class A	1,445	257,817
Everest Re Group Ltd.	747	187,333
FactSet Research Systems, Inc.	2,710	1,069,854
Goldman Sachs Group, Inc.	1,508	570,069
Intercontinental Exchange, Inc.	1,824,318	209,468,193
JPMorgan Chase & Co.	878,765	143,845,043
Lemonade, Inc.(1)	409	27,407
Lincoln National Corp.	2,183	150,081
LPL Financial Holdings, Inc.	6,605	1,035,400
Markel Corp.(1)	187	223,489
MarketAxess Holdings, Inc.	3,090	1,299,932
Marsh & McLennan Companies, Inc.	717,751	108,689,034
Moody's Corp.	12,776	4,536,885
Morningstar, Inc.	1,759	455,634
MSCI, Inc. - Class A	310,206	188,710,718
PNC Financial Services Group, Inc.	338,119	66,149,601
Raymond James Financial, Inc.	781	72,071
RenaissanceRe Holdings Ltd.	1,807	251,896
Rocket Companies, Inc. - Class A	11,226	180,065
S&P Global, Inc.	14,159	6,016,018
Sterling Bancorp	1,691	42,207
Synchrony Financial	9,006	440,213
Synovus Financial Corp.	907	39,808
T Rowe Price Group, Inc.	6,190	1,217,573
Upstart Holdings, Inc.(1)	3,743	1,184,435
UWM Holdings Corp.	5,239	36,411
Western Alliance Bancorp	4,400	478,808

Total Financials		1,412,810,899

Healthcare – 15.50%
10X Genomics, Inc. - Class A(1)	6,939	1,010,180
Abbott Laboratories	1,529,249	180,650,184
AbbVie, Inc.	146,847	15,840,386
ABIOMED, Inc.(1)	3,704	1,205,726
Acceleron Pharma, Inc.(1)	4,391	755,691
Adaptive Biotechnologies Corp.(1)	8,044	273,415
Agilent Technologies, Inc.	22,630	3,564,904
agilon health, Inc.(1)	5,299	138,887
Align Technology, Inc.(1)	6,538	4,350,581
Alnylam Pharmaceuticals, Inc.(1)	9,906	1,870,352
Amedisys, Inc.(1)	2,353	350,832
Amgen, Inc.	38,855	8,262,516
Avantor, Inc.(1)	48,113	1,967,822
BioNTech SE - ADR(1)	101,099	27,599,016
Bio-Techne Corp.	3,214	1,557,408
Boston Scientific Corp.(1)	1,553,188	67,392,827
Bruker Corp.	8,489	662,991
Cardinal Health, Inc.	14,247	704,657
Catalent, Inc.(1)	3,167	421,433
Certara, Inc.(1)	3,917	129,653
Charles River Laboratories International, Inc.(1)	3,874	1,598,684
Chemed Corp.	341	158,606
CureVac NV(1)	4,407	240,710
Danaher Corp.	1,305,747	397,521,617
DaVita, Inc.(1)	4,082	474,573
DexCom, Inc.(1)	8,029	4,390,739
Edwards Lifesciences Corp.(1)	51,344	5,812,654
Eli Lilly & Co.	241,231	55,736,422
Encompass Health Corp.	4,640	348,186
Exact Sciences Corp.(1)	13,105	1,250,872
Exelixis, Inc.(1)	21,983	464,721
Figs, Inc. - Class A(1)	916	34,020
Globus Medical, Inc. - Class A(1)	463	35,475
Guardant Health, Inc.(1)	7,451	931,449
HCA Healthcare, Inc.	20,935	5,081,343
Horizon Therapeutics Plc(1)	3,388	371,121
Humana, Inc.	189,380	73,697,227
IDEXX Laboratories, Inc.(1)	7,027	4,370,091
Illumina, Inc.(1)	269,698	109,392,206
Incyte Corp.(1)	13,122	902,531
Insulet Corp.(1)	5,439	1,545,927
Intuitive Surgical, Inc.(1)	189,861	188,750,313
Ionis Pharmaceuticals, Inc.(1)	10,717	359,448
Iovance Biotherapeutics, Inc.(1)	3,662	90,305
IQVIA Holdings, Inc.(1)	298,287	71,451,668
Johnson & Johnson	1,526,089	246,463,373
Laboratory Corp. of America Holdings(1)	152,822	43,010,224
Maravai LifeSciences Holdings, Inc. - Class A(1)	8,431	413,793
Masimo Corp.(1)	3,010	814,837
McKesson Corp.	1,906	380,018
Medtronic Plc	1,729,076	216,739,677
Mettler-Toledo International, Inc.(1)	1,905	2,623,871

Mirati Therapeutics, Inc.(1)	2,716	480,488
Moderna, Inc.(1)	28,103	10,815,721
Molina Healthcare, Inc.(1)	728	197,514
Natera, Inc.(1)	6,456	719,457
Neurocrine Biosciences, Inc.(1)	7,800	748,098
Novavax, Inc.(1)	6,128	1,270,396
Novocure Ltd.(1)	8,535	991,511
Oak Street Health, Inc.(1)	7,058	300,177
Penumbra, Inc.(1)	2,790	743,535
PPD, Inc.(1)	5,436	254,350
Regeneron Pharmaceuticals, Inc.(1)	330,972	200,297,635
Repligen Corp.(1)	4,279	1,236,588
ResMed, Inc.	10,748	2,832,635
Royalty Pharma Plc - Class A	15,976	577,373
Sarepta Therapeutics, Inc.(1)	6,525	603,432
Sartorius Stedim Biotech	36,505	20,399,173
Seagen, Inc.(1)	9,892	1,679,662
Sotera Health Co.(1)	8,249	215,711
STERIS Plc	969	197,947
Stryker Corp.	12,367	3,261,425
Syneos Health, Inc. - Class A(1)	1,089	95,266
Tandem Diabetes Care, Inc.(1)	4,622	551,774
Teleflex, Inc.	687	258,690
Thermo Fisher Scientific, Inc.	568,769	324,954,793
Ultragenyx Pharmaceutical, Inc.(1)	3,978	358,776
UnitedHealth Group, Inc.	910,189	355,647,250
Veeva Systems, Inc. - Class A(1)	11,324	3,263,237
Vertex Pharmaceuticals, Inc.(1)	8,608	1,561,405
Waters Corp.(1)	4,719	1,686,099
West Pharmaceutical Services, Inc.	6,102	2,590,543
Zoetis, Inc. - Class A	442,042	85,818,034

Total Healthcare		2,778,774,857

Industrials – 4.82%
3M Co.	7,015	1,230,571
Advanced Drainage Systems, Inc.	5,020	543,013
AGCO Corp.	507	62,123
Allegion Plc	5,669	749,328
Allison Transmission Holdings, Inc.	6,671	235,620
Armstrong World Industries, Inc.	1,961	187,217
Axon Enterprise, Inc.(1)	5,391	943,533
AZEK Co., Inc. - Class A(1)	4,974	181,700
Booz Allen Hamilton Holding Corp. - Class A	10,843	860,392
BWX Technologies, Inc.	5,955	320,736
Carlisle Companies, Inc.	1,632	324,425
Carrier Global Corp.	33,780	1,748,453
Caterpillar, Inc.	261,922	50,281,166
CH Robinson Worldwide, Inc.	2,297	199,839
Cintas Corp.	6,797	2,587,346
Copart, Inc.(1)	17,268	2,395,417
Core & Main, Inc. - Class A(1)	1,495	39,184
CoStar Group, Inc.(1)	25,230	2,171,294
Deere & Co.	23,419	7,847,004
Delta Air Lines, Inc.(1)	53,043	2,260,162
Donaldson Co., Inc.	1,195	68,605
Equifax, Inc.	3,841	973,386
Expeditors International of Washington, Inc.	10,180	1,212,743
Fastenal Co.	42,244	2,180,213
FedEx Corp.	229,656	50,361,264
Fortune Brands Home & Security, Inc.	2,923	261,375
Generac Holdings, Inc.(1)	5,090	2,080,130
Graco, Inc.	8,651	605,310
GXO Logistics, Inc.(1)	6,906	541,707
HEICO Corp.	1,197	157,848
HEICO Corp. - Class A	2,101	248,821
Honeywell International, Inc.	901,376	191,344,097
Howmet Aerospace, Inc.	2,406	75,067
IAA, Inc.(1)	11,190	610,638
IHS Markit Ltd.	1,692,453	197,373,869
Illinois Tool Works, Inc.	23,437	4,842,787
JB Hunt Transport Services, Inc.	6,195	1,035,928
Kansas City Southern	2,008	543,445
Landstar System, Inc.	2,902	457,994
Legalzoom.com, Inc.(1)	1,081	28,538
Lincoln Electric Holdings, Inc.	4,763	613,427
Lockheed Martin Corp.	17,983	6,205,933
Lyft, Inc. - Class A(1)	24,005	1,286,428
Middleby Corp.(1)	1,376	234,622
MSA Safety, Inc.	964	140,455
Nordson Corp.	824	196,236
Norfolk Southern Corp.	411,262	98,394,434
Northrop Grumman Corp.	1,091	392,924
Old Dominion Freight Line, Inc.	7,814	2,234,648
Parker-Hannifin Corp.	1,772	495,487
Plug Power, Inc.(1)	43,035	1,099,114
Robert Half International, Inc.	7,993	801,938
Rockwell Automation, Inc.	5,849	1,719,840
Rollins, Inc.	17,525	619,158

SiteOne Landscape Supply, Inc.(1)	1,905	379,990
Southwest Airlines Co.(1)	539,567	27,749,931
Spirit AeroSystems Holdings, Inc. - Class A	2,537	112,110
Toro Co.	8,312	809,672
Trane Technologies Plc	9,648	1,665,727
TransDigm Group, Inc.(1)	1,236	771,969
TransUnion	10,849	1,218,451
Trex Co., Inc.(1)	9,665	985,153
Uber Technologies, Inc.(1)	1,411,981	63,256,749
Union Pacific Corp.	34,256	6,714,519
United Parcel Service, Inc. - Class B	60,131	10,949,855
United Rentals, Inc.(1)	2,083	730,987
Verisk Analytics, Inc. - Class A	8,392	1,680,666
Vertiv Holdings Co. - Class A	23,331	562,044
Virgin Galactic Holdings, Inc.(1)	13,652	345,396
Waste Management, Inc.	655,702	97,935,651
WW Grainger, Inc.	3,201	1,258,185
XPO Logistics, Inc.(1)	6,906	549,580
Xylem, Inc.	9,790	1,210,827

Total Industrials		863,494,394

Information Technology – 33.33%
Accenture Plc - Class A	264,535	84,630,037
Adobe, Inc.(1)	344,752	198,480,621
Advanced Micro Devices, Inc.(1)	100,592	10,350,917
Adyen NV(1)(2)	39,146	109,427,314
Affirm Holdings, Inc. - Class A(1)	435,631	51,896,721
Allegro MicroSystems, Inc.(1)	3,185	101,793
Alteryx, Inc. - Class A(1)	4,661	340,719
Amphenol Corp. - Class A	1,052,018	77,039,278
Analog Devices, Inc.	719,599	120,518,441
Anaplan, Inc.(1)	11,420	695,364
ANSYS, Inc.(1)	3,007	1,023,733
Apple, Inc.	2,640,314	373,604,431
Applied Materials, Inc.	312,223	40,192,467
Arista Networks, Inc.(1)	4,468	1,535,383
Aspen Technology, Inc.(1)	5,654	694,311
Atlassian Corp. Plc - Class A(1)	171,789	67,241,650
Autodesk, Inc.(1)	810,327	231,080,951
Automatic Data Processing, Inc.	32,505	6,498,400
Avalara, Inc.(1)	7,030	1,228,633
Bentley Systems, Inc. - Class B	11,187	678,380
Bill.com Holdings, Inc.(1)	6,170	1,647,081
Broadcom, Inc.	33,180	16,089,977
Broadridge Financial Solutions, Inc.	8,718	1,452,767
Brooks Automation, Inc.	5,004	512,159
C3.ai, Inc. - Class A(1)	324	15,014
Cadence Design Systems, Inc.(1)	22,821	3,456,012
CDK Global, Inc.	1,413	60,123
CDW Corp.	201,487	36,674,664
Cisco Systems, Inc.	2,631,514	143,233,307
Citrix Systems, Inc.	3,659	392,867
Cloudflare, Inc. - Class A(1)	20,229	2,278,797
Cognex Corp.	14,042	1,126,449
Coherent, Inc.(1)	1,834	458,665
CommScope Holding Co., Inc.(1)	16,651	226,287
Corning, Inc.	21,348	778,989
Coupa Software, Inc.(1)	6,083	1,333,272
Crowdstrike Holdings, Inc. - Class A(1)	251,923	61,917,635
Datadog, Inc. - Class A(1)	19,283	2,725,652
Dell Technologies, Inc. - Class C(1)	11,089	1,153,700
DocuSign, Inc. - Class A(1)	15,832	4,075,632
DoubleVerify Holdings, Inc.(1)	1,285	43,896
Dropbox, Inc. - Class A(1)	25,292	739,032
Duck Creek Technologies, Inc.(1)	1,327	58,706
Dynatrace, Inc.(1)	15,241	1,081,654
Elastic NV(1)	5,836	869,506
Enphase Energy, Inc.(1)	10,945	1,641,422
Entegris, Inc.	11,208	1,411,087
EPAM Systems, Inc.(1)	4,493	2,563,167
Euronet Worldwide, Inc.(1)	2,974	378,531
Everbridge, Inc.(1)	3,183	480,760
Fair Isaac Corp.(1)	2,275	905,291
Fidelity National Information Services, Inc.	421,164	51,247,236
FireEye, Inc.(1)	6,524	116,127
Fiserv, Inc.(1)	3,378	366,513
Five9, Inc.(1)	5,560	888,154
FleetCor Technologies, Inc.(1)	743,936	194,368,159
Fortinet, Inc.(1)	11,170	3,262,087
Gartner, Inc.(1)	6,756	2,053,013
Genpact Ltd.	760	36,108
Globant SA(1)	3,355	942,789
GoDaddy, Inc. - Class A(1)	1,421	99,044
HP, Inc.	34,582	946,164
HubSpot, Inc.(1)	3,698	2,500,181
Intuit, Inc.	451,754	243,725,801
IPG Photonics Corp.(1)	119	18,850
Jabil, Inc.	9,527	556,091

Jack Henry & Associates, Inc.	1,599	262,332
Jamf Holding Corp.(1)	3,729	143,641
Keysight Technologies, Inc.(1)	6,755	1,109,779
KLA Corp.	12,738	4,260,988
Lam Research Corp.	11,833	6,734,752
Manhattan Associates, Inc.(1)	2,799	428,331
Mastercard, Inc. - Class A	276,140	96,008,355
McAfee Corp. - Class A	4,322	95,559
Medallia, Inc.(1)	4,799	162,542
Microchip Technology, Inc.	18,816	2,888,068
Micron Technology, Inc.	12,844	911,667
Microsoft Corp.	3,785,439	1,067,190,963
MKS Instruments, Inc.	3,871	584,173
MongoDB, Inc. - Class A(1)	5,145	2,425,919
Monolithic Power Systems, Inc.	3,727	1,806,402
nCino, Inc.(1)	4,657	330,787
NCR Corp.(1)	3,595	139,342
NetApp, Inc.	12,244	1,099,021
New Relic, Inc.(1)	4,116	295,405
NortonLifeLock, Inc.	12,087	305,801
Nuance Communications, Inc.(1)	8,984	494,479
Nutanix, Inc. - Class A(1)	16,286	613,982
NVIDIA Corp.	964,243	199,752,580
NXP Semiconductors NV	6,759	1,323,885
Okta, Inc. - Class A(1)	157,841	37,461,983
ON Semiconductor Corp.(1)	19,009	870,042
Oracle Corp.	130,569	11,376,477
Palantir Technologies, Inc. - Class A(1)	134,832	3,241,361
Palo Alto Networks, Inc.(1)	91,782	43,963,578
Paychex, Inc.	23,312	2,621,434
Paycom Software, Inc.(1)	4,230	2,097,022
Paycor HCM, Inc.(1)	1,262	44,372
Paylocity Holding Corp.(1)	3,111	872,324
PayPal Holdings, Inc.(1)	1,332,276	346,671,538
Pegasystems, Inc.	3,056	388,418
Procore Technologies, Inc.(1)	606	54,140
PTC, Inc.(1)	8,806	1,054,871
Pure Storage, Inc. - Class A(1)	20,702	520,862
QUALCOMM, Inc.	93,761	12,093,294
RingCentral, Inc. - Class A(1)	742,994	161,601,195
Sabre Corp.(1)	26,330	311,747
Salesforce.com, Inc.(1)	1,712,063	464,345,727
ServiceNow, Inc.(1)	16,381	10,193,405
Shift4 Payments, Inc. - Class A(1)	3,562	276,126
Shopify, Inc. - Class A(1)	119,404	161,885,555
Skyworks Solutions, Inc.	6,461	1,064,644
Smartsheet, Inc. - Class A(1)	9,971	686,204
Snowflake, Inc. - Class A(1)	96,641	29,227,138
Splunk, Inc.(1)	13,518	1,956,190
Square, Inc. - Class A(1)	319,021	76,513,997
StoneCo Ltd. - Class A(1)	16,971	589,233
Switch, Inc. - Class A	9,513	241,535
Synopsys, Inc.(1)	7,985	2,390,789
Teradata Corp.(1)	7,983	457,825
Teradyne, Inc.	13,919	1,519,537
Texas Instruments, Inc.	622,521	119,654,761
Trade Desk, Inc. - Class A(1)	542,831	38,161,019
Twilio, Inc. - Class A(1)	118,154	37,697,034
Tyler Technologies, Inc.(1)	2,893	1,326,874
Ubiquiti, Inc.	461	137,687
Unity Software, Inc.(1)	12,493	1,577,241
Universal Display Corp.	3,612	617,508
Visa, Inc. - Class A	2,618,565	583,285,354
VMware, Inc. - Class A(1)	2,475	368,032
Vontier Corp.	7,589	254,990
Western Union Co.	8,807	178,078
WEX, Inc.(1)	2,487	438,060
Wix.com Ltd.(1)	4,424	866,971
Workday, Inc. - Class A(1)	977,047	244,154,275
Xilinx, Inc.	20,424	3,083,820
Zebra Technologies Corp. - Class A(1)	4,418	2,277,126
Zendesk, Inc.(1)	9,854	1,146,907
Zoom Video Communications, Inc. - Class A(1)	17,729	4,636,133
Zscaler, Inc.(1)	6,436	1,687,648

Total Information Technology		5,975,678,796

Materials – 2.28%
Avery Dennison Corp.	215,876	44,731,666
Axalta Coating Systems Ltd.(1)	3,066	89,496
Ball Corp.	2,581,483	232,256,025
Celanese Corp. - Class A	3,403	512,628
Chemours Co.	7,032	204,350
Crown Holdings, Inc.	1,220	122,952
Diversey Holdings Ltd.(1)	3,296	52,868
Dow, Inc.	4,470	257,293
Ecolab, Inc.	18,208	3,798,553
FMC Corp.	2,705	247,670
Freeport-McMoRan, Inc.	35,599	1,158,035

Graphic Packaging Holding Co.	7,444	141,734
Linde Plc	398,588	116,937,747
Louisiana-Pacific Corp.	678	41,609
LyondellBasell Industries NV - Class A	2,683	251,800
Olin Corp.	909	43,859
PPG Industries, Inc.	8,292	1,185,839
RPM International, Inc.	6,186	480,343
Scotts Miracle-Gro Co.	3,421	500,698
Sealed Air Corp.	6,829	374,161
Sherwin-Williams Co.	20,256	5,666,211
Southern Copper Corp.	6,371	357,668
Steel Dynamics, Inc.	3,113	182,048
Westlake Chemical Corp.	552	50,309

Total Materials		409,645,562

Real Estate – 1.78%
American Tower Corp.	37,497	9,952,079
CBRE Group, Inc. - Class A(1)	1,469	143,022
CoreSite Realty Corp.	2,762	382,647
Crown Castle International Corp.	35,786	6,202,430
Equinix, Inc.	218,659	172,769,036
Equity LifeStyle Properties, Inc.	7,613	594,575
Extra Space Storage, Inc.	969	162,782
Iron Mountain, Inc.	16,736	727,179
Lamar Advertising Co. - Class A	6,248	708,836
Opendoor Technologies, Inc.(1)	7,977	163,768
Prologis, Inc.	966,700	121,253,181
Public Storage	9,562	2,840,870
SBA Communications Corp. - Class A	1,501	496,186
Simon Property Group, Inc.	23,527	3,057,804

Total Real Estate		319,454,395

Utilities – 0.00%(3)
Brookfield Renewable Corp. - Class A	2,659	103,196
NRG Energy, Inc.	9,165	374,207

Total Utilities		477,403

Total Common Stocks (Cost: $10,620,663,857)		17,483,339,998

SHORT-TERM INVESTMENTS – 2.39%
Money Market Funds – 2.15%
Goldman Sachs Financial Square Government Fund - Class I, 0.03%(4)	385,862,646	385,862,646

Total Money Market Funds (Cost: $385,862,646)		385,862,646

	Principal Amount	Value
Time Deposits – 0.24%
BBVA, Madrid, 0.01% due 10/01/2021	$4,577,959	4,577,959
DNB, Oslo, 0.01% due 10/01/2021	8,250,722	8,250,722
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 10/01/2021	29,656,426	29,656,426

Total Time Deposits (Cost: $42,485,107)		42,485,107

Total Short-Term Investments (Cost: $428,347,753)		428,347,753

TOTAL INVESTMENTS IN SECURITIES – 99.89%
(Cost: $11,049,011,610)		17,911,687,751

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.11%		19,132,685

TOTAL NET ASSETS – 100.00%		$17,930,820,436

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security totals $109,427,314, which represents 0.61% of total net assets.

(3)	Amount calculated is less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
20	NASDAQ 100 E-mini Future	Morgan Stanley	Dec. 2021	$6,179,799	$5,873,000	$(306,799)
8	S&P 500 E-mini Future	Morgan Stanley	Dec. 2021	1,785,694	1,719,100	(66,594)

						$(373,393)

Bridge Builder Large Cap Value Fund

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.49%
Communication Services – 6.46%
Activision Blizzard, Inc.	33,362	$2,581,885
Alphabet, Inc. - Class A(1)	1,813	4,847,092
Alphabet, Inc. - Class C(1)	84,726	225,821,055
Altice USA, Inc. - Class A(1)	2,295,896	47,570,965
AT&T, Inc.	1,555,408	42,011,570
Cable One, Inc.	113	204,884
Charter Communications, Inc. - Class A(1)	306	222,633
Comcast Corp. - Class A	6,112,248	341,858,031
Discovery, Inc. - Class A(1)	6,935	176,010
Discovery, Inc. - Class C - Class C(1)	2,449,654	59,453,103
DISH Network Corp. - Class A - Class A(1)	10,612	461,197
Electronic Arts, Inc.	503,235	71,585,179
Facebook, Inc. - Class A(1)	215,178	73,029,261
Fox Corp. - Class A	311,679	12,501,445
Fox Corp. - Class B	591,871	21,970,251
IAC/InterActiveCorp(1)	3,358	437,514
Interpublic Group of Companies, Inc.	16,799	616,019
Liberty Broadband Corp. - Class A(1)	1,089	183,333
Liberty Broadband Corp. - Class C(1)	6,300	1,088,010
Liberty Media Corp.-Liberty Formula One - Class A(1)	1,263	59,424
Liberty Media Corp.-Liberty Formula One - Class C(1)	8,495	436,728
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	3,509	165,520
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	6,962	330,486
Live Nation Entertainment, Inc.(1)	3,580	326,245
Lumen Technologies, Inc.	489,538	6,065,376
Madison Square Garden Sports Corp. - Class A(1)	472	87,768
New York Times Co. - Class A	7,262	357,799
News Corp. - Class A	1,541,428	36,269,801
News Corp. - Class B	4,934	114,617
Nexstar Media Group, Inc. - Class A	44,307	6,732,892
Omnicom Group, Inc.	9,167	664,241
Sirius XM Holdings, Inc.	39,464	240,730
Take-Two Interactive Software, Inc.(1)	4,070	627,065
TEGNA, Inc.	298,400	5,884,448
T-Mobile US, Inc.(1)	511,929	65,404,049
TripAdvisor, Inc.(1)	1,547	52,366
Twitter, Inc.(1)	30,174	1,822,208
Verizon Communications, Inc.	852,068	46,020,193
ViacomCBS, Inc. - Class A	401	16,870
ViacomCBS, Inc. - Class B	280,276	11,073,705
Vimeo, Inc.(1)	407	11,954
Walt Disney Co.(1)	225,641	38,171,688
World Wrestling Entertainment, Inc. - Class A	275	15,471
Zynga, Inc. - Class A(1)	23,363	175,923

Total Communication Services		1,127,747,004

Consumer Discretionary – 9.91%
Advance Auto Parts, Inc.	344,364	71,934,196
Aptiv Plc(1)	9,569	1,425,494
Aramark	1,158,925	38,082,275
AutoNation, Inc.(1)	795,280	96,833,293
AutoZone, Inc.(1)	736	1,249,721
Bath & Body Works, Inc.	4,546	286,534
Best Buy Co., Inc.	56,079	5,928,111
Booking Holdings, Inc.(1)	52,348	124,267,347
BorgWarner, Inc.	154,376	6,670,587
Boyd Gaming Corp.(1)	2,918	184,593
Bright Horizons Family Solutions, Inc.(1)	498	69,431
Brunswick Corp.	2,927	278,855
Burlington Stores, Inc.(1)	156	44,237
Caesars Entertainment, Inc.(1)	3,419	383,885
Capri Holdings Ltd.(1)	6,276	303,821
CarMax, Inc.(1)	6,427	822,399
Carnival Corp.(1)	36,759	919,343
Carter’s, Inc.	1,867	181,547
Chegg, Inc.(1)	1,583	107,676
Cie Generale des Etablissements Michelin SCA	353,801	54,252,012

Columbia Sportswear Co.	1,688	161,778
Compass Group Plc(1)	5,091,298	104,123,012
Darden Restaurants, Inc.	1,812	274,464
Deckers Outdoor Corp.(1)	1,014	365,243
Dick’s Sporting Goods, Inc.	94,834	11,358,268
Dollar General Corp.	5,854	1,241,868
Dollar Tree, Inc.(1)	10,112	967,921
Domino’s Pizza, Inc.	503	239,911
DoorDash, Inc. - Class A(1)	741	152,631
DR Horton, Inc.	8,474	711,562
eBay, Inc.	197,400	13,752,858
Foot Locker, Inc.	129,609	5,917,947
Ford Motor Co.(1)	168,982	2,392,785
Frontdoor, Inc.(1)	1,104	46,258
Gap, Inc.	8,758	198,807
Garmin Ltd.	6,507	1,011,578
General Motors Co.(1)	339,019	17,869,691
Gentex Corp.	10,360	341,673
Genuine Parts Co.	6,119	741,806
Grand Canyon Education, Inc.(1)	1,898	166,948
H&R Block, Inc.	1,378	34,450
Hanesbrands, Inc.	452,250	7,760,610
Harley-Davidson, Inc.	180,928	6,623,774
Hasbro, Inc.	5,623	501,684
Hayward Holdings, Inc.(1)	1,558	34,650
Hilton Worldwide Holdings, Inc.(1)	3,979	525,666
Home Depot, Inc.	271,234	89,035,273
Hyatt Hotels Corp. - Class A(1)	2,090	161,139
Kohl’s Corp.	507,029	23,875,996
Las Vegas Sands Corp.(1)	2,353,910	86,153,106
La-Z-Boy, Inc.	155,600	5,014,988
Lear Corp.	41,792	6,539,612
Leggett & Platt, Inc.	5,697	255,453
Lennar Corp. - Class A	464,292	43,494,875
Lennar Corp. - Class B	761	59,046
Leslie’s, Inc.(1)	505	10,373
Lithia Motors, Inc. - Class A	1,170	370,937
LKQ Corp.(1)	11,658	586,631
Lowe’s Companies, Inc.	211,655	42,936,333
Marriott International, Inc. - Class A(1)	577,634	85,541,819
Marriott Vacations Worldwide Corp.	427,955	67,330,160
Mattel, Inc.(1)	977,067	18,134,363
McDonald’s Corp.	518,405	124,992,630
MGM Resorts International	1,767,761	76,278,887
Mohawk Industries, Inc.(1)	2,481	440,129
Murphy USA, Inc.	32,500	5,435,950
Newell Brands, Inc.	358,011	7,926,363
NIKE, Inc. - Class B	731,533	106,240,538
Nordstrom, Inc.(1)	90,105	2,383,277
Norwegian Cruise Line Holdings Ltd.(1)	15,791	421,778
NVR, Inc.(1)	45	215,734
Ollie’s Bargain Outlet Holdings, Inc.(1)	2,834	170,833
O’Reilly Automotive, Inc.(1)	2,059	1,258,172
Penn National Gaming, Inc.(1)	6,177	447,585
Penske Automotive Group, Inc.	92,422	9,297,653
Petco Health & Wellness Co., Inc. - Class A(1)	2,072	43,719
Planet Fitness, Inc. - Class A(1)	1,056	82,949
Polaris, Inc.	717	85,796
PulteGroup, Inc.	165,857	7,616,153
PVH Corp.(1)	3,087	317,313
QuantumScape Corp. - Class A(1)	2,521	61,865
Qurate Retail, Inc.	16,662	169,786
Ralph Lauren Corp. - Class A	493,736	54,824,445
Royal Caribbean Cruises Ltd.(1)	9,529	847,604
SeaWorld Entertainment, Inc.(1)	1,489,101	82,377,067
Service Corp. International	7,226	435,439
Six Flags Entertainment Corp.(1)	1,933	82,152
Skechers USA, Inc. - Class A(1)	5,124	215,823
Sleep Number Corp.(1)	63,400	5,926,632
Tapestry, Inc.	11,044	408,849
Target Corp.	66,796	15,280,921
Terminix Global Holdings, Inc.(1)	5,318	221,601
Thor Industries, Inc.	1,425	174,933

TJX Companies, Inc.	2,355,356	155,406,389
Toll Brothers, Inc.	3,006	166,202
TopBuild Corp.(1)	230	47,106
Travel + Leisure Co.	1,153	62,873
Under Armour, Inc. - Class A(1)	8,248	166,445
Under Armour, Inc. - Class C(1)	9,055	158,644
VF Corp.	4,905	328,586
Victoria’s Secret & Co.(1)	1,424	78,690
Vroom, Inc.(1)	3,507	77,399
Wayfair, Inc. - Class A(1)	1,423	363,591
Whirlpool Corp.	69,546	14,177,648
Williams-Sonoma, Inc.	823	145,943
Wyndham Hotels & Resorts, Inc.	1,374	106,059
Yum China Holdings, Inc.	16,896	981,827
Yum! Brands, Inc.	11,809	1,444,359

Total Consumer Discretionary		1,729,637,641

Consumer Staples – 7.75%
Albertsons Companies, Inc. - Class A	6,905	214,953
Altria Group, Inc.	2,276,858	103,642,576
Archer-Daniels-Midland Co.	24,191	1,451,702
Beyond Meat, Inc.(1)	286	30,104
Brown-Forman Corp. - Class A	932	58,409
Brown-Forman Corp. - Class B	4,005	268,375
Bunge Ltd.	170,191	13,839,932
Campbell Soup Co.	8,336	348,528
Casey’s General Stores, Inc.	1,616	304,535
Church & Dwight Co., Inc.	9,981	824,131
Clorox Co.	1,069	177,037
Coca-Cola Co.	2,599,624	136,402,271
Coca-Cola European Partners Plc	1,178,125	65,138,531
Colgate-Palmolive Co.	1,606,217	121,397,881
Conagra Brands, Inc.	1,390,703	47,103,111
Constellation Brands, Inc. - Class A	6,927	1,459,450
Costco Wholesale Corp.	207,018	93,023,538
Coty, Inc. - Class A(1)	14,584	114,630
Darling Ingredients, Inc.(1)	6,703	481,946
Diageo Plc - ADR	526,185	101,553,705
Edgewell Personal Care Co.	115,316	4,185,971
Flowers Foods, Inc.	8,319	196,578
General Mills, Inc.	154,148	9,221,133
Grocery Outlet Holding Corp.(1)	3,549	76,552
Hain Celestial Group, Inc.(1)	3,783	161,837
Herbalife Nutrition Ltd.(1)	3,642	154,348
Hershey Co.	943	159,603
Hormel Foods Corp.	12,346	506,186
Ingredion, Inc.	91,218	8,119,314
J.M. Smucker Co.	108,011	12,964,560
Kellogg Co.	5,958	380,835
Keurig Dr Pepper, Inc.	30,210	1,031,974
Kimberly-Clark Corp.	307,254	40,692,720
Kraft Heinz Co.	426,640	15,708,885
Kroger Co.	508,605	20,562,900
Lamb Weston Holdings, Inc.	4,441	272,544
McCormick & Co., Inc.	10,711	867,912
Molson Coors Beverage Co. - Class B	217,765	10,099,941
Mondelez International, Inc. - Class A	89,053	5,181,104
Monster Beverage Corp.(1)	1,087	96,558
PepsiCo, Inc.	581,818	87,511,245
Philip Morris International, Inc.	1,613,708	152,963,381
Pilgrim’s Pride Corp.(1)	200,372	5,826,818
Post Holdings, Inc.(1)	2,527	278,374
Procter & Gamble Co.	892,957	124,835,389
Reynolds Consumer Products, Inc.	2,268	62,007
Seaboard Corp.	9	36,900
Spectrum Brands Holdings, Inc.	1,880	179,860
Sprouts Farmers Market, Inc.(1)	295,300	6,842,101
Swedish Match AB	2,346,020	20,543,486
Swedish Match AB - ADR	3,866,910	32,868,735
Tyson Foods, Inc. - Class A	844,574	66,670,672
US Foods Holding Corp.(1)	9,335	323,551
Walgreens Boots Alliance, Inc.	298,605	14,049,365
Walmart, Inc.	150,497	20,976,272

Total Consumer Staples		1,352,444,956

Energy – 3.78%
Antero Midstream Corp.	15,279	159,207
APA Corp.	16,507	353,745
Baker Hughes Co. - Class A	31,568	780,677
Cabot Oil & Gas Corp.	15,118	328,968
Chevron Corp.	146,413	14,853,599
Cimarex Energy Co.	3,532	307,990
ConocoPhillips	58,579	3,969,899
Continental Resources, Inc.	2,369	109,329
Devon Energy Corp.	29,234	1,038,099
Diamondback Energy, Inc.	4,075	385,780
DT Midstream, Inc.	4,127	190,832
EOG Resources, Inc.	1,633,591	131,128,350
EQT Corp.(1)	11,980	245,111
Exxon Mobil Corp.	818,535	48,146,229
Halliburton Co.	513,972	11,112,075
Hess Corp.	1,159,207	90,545,659
HollyFrontier Corp.	190,336	6,305,832
Kinder Morgan, Inc.	443,251	7,415,589
Marathon Oil Corp.	33,982	464,534
Marathon Petroleum Corp.	192,790	11,916,350
NOV, Inc.(1)	16,941	222,097
Occidental Petroleum Corp.	244,865	7,243,107
ONEOK, Inc.	19,077	1,106,275
Phillips 66	897,780	62,871,533
Pioneer Natural Resources Co.	442,455	73,673,182
Schlumberger Ltd.	2,668,048	79,080,943
Targa Resources Corp.	101,966	5,017,747
TC Energy Corp.	394,290	18,961,406
Total SE	1,158,020	55,350,988
TotalEnergies SE - ADR	317,525	15,218,973
Valero Energy Corp.	121,723	8,589,992
Williams Companies, Inc.	52,810	1,369,891

Total Energy		658,463,988

Financials – 19.64%
Affiliated Managers Group, Inc.	36,505	5,515,540
Aflac, Inc.	237,252	12,367,947
AGNC Investment Corp.	23,200	365,864
Alleghany Corp.(1)	514	320,947
Allstate Corp.	103,850	13,221,143
Ally Financial, Inc.	15,559	794,287
American Express Co.	1,094,013	183,279,998
American Financial Group, Inc.	83,783	10,542,415
American International Group, Inc.	2,700,034	148,204,866
Ameriprise Financial, Inc.	81,765	21,595,772
Annaly Capital Management, Inc.	569,623	4,796,226
Aon Plc - Class A	3,989	1,139,937
Arch Capital Group Ltd.(1)	2,363,637	90,243,661
Ares Capital Corp.	393,900	8,007,987
Ares Management Corp. - Class A	676	49,909
Arthur J. Gallagher & Co.	8,916	1,325,363
Assurant, Inc.	2,562	404,155
Assured Guaranty Ltd.	2,999	140,383
Athene Holding Ltd. - Class A(1)	5,017	345,521
Axis Capital Holdings Ltd.	599,051	27,580,308
Bank of America Corp.	1,157,310	49,127,809
Bank of Hawaii Corp.	1,648	135,416
Bank of New York Mellon Corp.	538,456	27,913,559
Bank OZK	5,376	231,060
Berkshire Hathaway, Inc. - Class B(1)	394,555	107,689,842
BlackRock, Inc. - Class A	6,195	5,195,499
Blackstone, Inc. - Class A	734,679	85,472,555
BOK Financial Corp.	1,286	115,161
Brighthouse Financial, Inc.(1)	3,513	158,893
Brown & Brown, Inc.	9,635	534,261
Capital One Financial Corp.	145,235	23,523,713
Carlyle Group, Inc.	6,955	328,832
CBOE Global Markets, Inc.	4,628	573,224
Charles Schwab Corp.	283,267	20,633,168
Chubb Ltd.	1,172,347	203,378,758
Cincinnati Financial Corp.	6,440	735,577
Citigroup, Inc.	1,034,519	72,602,543
Citizens Financial Group, Inc.	666,205	31,298,311

CME Group, Inc. - Class A	412,632	79,794,776
CNA Financial Corp.	139,710	5,862,232
Comerica, Inc.	5,718	460,299
Commerce Bancshares, Inc.	4,625	322,270
Credit Acceptance Corp.(1)	345	201,928
Cullen/Frost Bankers, Inc.	2,564	304,142
Discover Financial Services	686,473	84,333,208
East West Bancorp, Inc.	6,030	467,566
Equitable Holdings, Inc.	1,174,280	34,805,659
Erie Indemnity Co. - Class A	314	56,024
Essent Group Ltd.	99,290	4,369,753
Evercore, Inc. - Class A	1,644	219,753
Everest Re Group Ltd.	33,265	8,342,197
FactSet Research Systems, Inc.	214	84,483
Fidelity National Financial, Inc.	953,594	43,235,952
Fifth Third Bancorp	1,606,487	68,179,308
First American Financial Corp.	4,517	302,865
First Citizens BancShares, Inc. - Class A	262	220,911
First Hawaiian, Inc.	5,782	169,702
First Horizon Corp.	410,588	6,688,478
First Republic Bank	7,723	1,489,612
FNB Corp.	514,597	5,979,617
Franklin Resources, Inc.	234,899	6,981,198
Globe Life, Inc.	4,444	395,649
GoHealth, Inc. - Class A(1)	151	760
Goldman Sachs Group, Inc.	631,435	238,701,373
Hanover Insurance Group, Inc.	1,607	208,299
Hartford Financial Services Group, Inc.	431,633	30,322,218
Huntington Bancshares, Inc.	1,918,210	29,655,527
Interactive Brokers Group, Inc. - Class A	3,648	227,416
Intercontinental Exchange, Inc.	24,063	2,762,914
Invesco Ltd.	14,892	359,046
Janus Henderson Group Plc	5,587	230,911
Jefferies Financial Group, Inc.	2,992,362	111,106,401
JPMorgan Chase & Co.	750,728	122,886,666
Kemper Corp.	2,701	180,400
KeyCorp	636,534	13,761,865
KKR & Co., Inc. - Class Miscella	24,121	1,468,486
Lazard Ltd. - Class A	4,286	196,299
Lemonade, Inc.(1)	1,491	99,912
Lincoln National Corp.	148,343	10,198,581
Loews Corp.	901,210	48,602,255
M&T Bank Corp.	5,567	831,376
Markel Corp.(1)	490	585,614
Marsh & McLennan Companies, Inc.	834,939	126,434,813
Mercury General Corp.	1,255	69,866
MetLife, Inc.	1,221,423	75,398,442
MGIC Investment Corp.	14,484	216,681
Moody’s Corp.	389	138,138
Morgan Stanley	1,961,913	190,913,754
Morningstar, Inc.	127	32,897
MSCI, Inc. - Class A	1,007	612,598
Nasdaq, Inc.	4,997	964,521
Navient Corp.	994,494	19,621,367
New Residential Investment Corp.	451,792	4,969,712
New York Community Bancorp, Inc.	19,332	248,803
Northern Trust Corp.	559,999	60,373,492
Old Republic International Corp.	11,995	277,444
OneMain Holdings, Inc. - Class A	4,435	245,389
PacWest Bancorp	5,223	236,706
People’s United Financial, Inc.	18,314	319,946
Pinnacle Financial Partners, Inc.	3,184	299,551
PNC Financial Services Group, Inc.	434,699	85,044,512
Popular, Inc.	3,393	263,534
Primerica, Inc.	1,708	262,400
Principal Financial Group, Inc.	11,468	738,539
PROG Holdings, Inc.	932,970	39,194,070
Progressive Corp.	25,227	2,280,269
Prospect Capital Corp.	20,300	156,310
Prosperity Bancshares, Inc.	3,925	279,185
Prudential Financial, Inc.	96,248	10,125,290
Radian Group, Inc.	223,750	5,083,600
Raymond James Financial, Inc.	186,696	17,228,307

Regions Financial Corp.	676,974	14,426,316
Reinsurance Group of America, Inc. - Class A	3,019	335,894
RenaissanceRe Holdings Ltd.	1,114	155,292
S&P Global, Inc.	3,050	1,295,914
Santander Consumer USA Holdings, Inc.	2,670	111,339
SEI Investments Co.	4,852	287,724
Signature Bank	2,542	692,136
SLM Corp.	3,342,440	58,826,944
Starwood Property Trust, Inc.	183,820	4,487,046
State Street Corp.	521,447	44,176,990
Sterling Bancorp	7,539	188,173
Stifel Financial Corp.	4,372	297,121
SVB Financial Group(1)	2,454	1,587,444
Synchrony Financial	2,381,505	116,407,964
Synovus Financial Corp.	5,761	252,850
T Rowe Price Group, Inc.	6,552	1,288,778
TFS Financial Corp.	2,082	39,683
Tradeweb Markets, Inc. - Class A	4,466	360,763
Travelers Companies, Inc.	10,849	1,649,156
Truist Financial Corp.	58,044	3,404,281
Umpqua Holdings Corp.	9,423	190,816
Unum Group	8,318	208,449
US Bancorp	1,200,463	71,355,521
UWM Holdings Corp.	1,790	12,440
Virtu Financial, Inc. - Class A	3,790	92,590
Voya Financial, Inc.	72,386	4,443,777
Webster Financial Corp.	4,030	219,474
Wells Fargo & Co.	5,344,943	248,058,805
Western Alliance Bancorp	2,117	230,372
White Mountains Insurance Group Ltd.	136	145,467
Willis Towers Watson Plc	306,534	71,256,894
Wintrust Financial Corp.	2,428	195,138
WR Berkley Corp.	5,920	433,226
Zions Bancorp N.A.	201,833	12,491,444

Total Financials		3,427,180,668

Healthcare – 15.56%
Abbott Laboratories	37,655	4,448,185
AbbVie, Inc.	581,135	62,687,032
Acadia Healthcare Co., Inc.(1)	3,771	240,514
Adaptive Biotechnologies Corp.(1)	482	16,383
Agilent Technologies, Inc.	1,398	220,227
Amedisys, Inc.(1)	151	22,514
AmerisourceBergen Corp. - Class A	6,366	760,419
Amgen, Inc.	235,333	50,043,562
Anthem, Inc.	384,830	143,464,624
AstraZeneca Plc - ADR	184,655	11,090,379
Baxter International, Inc.	1,132,684	91,101,774
Becton Dickinson & Co.	207,985	51,126,873
Biogen, Inc.(1)	53,331	15,092,140
BioMarin Pharmaceutical, Inc.(1)	7,860	607,499
Bio-Rad Laboratories, Inc. - Class A(1)	913	681,052
Boston Scientific Corp.(1)	61,659	2,675,384
Bristol Myers Squibb Co.	447,547	26,481,356
Cardinal Health, Inc.	343,210	16,975,167
Catalent, Inc.(1)	5,396	718,046
Centene Corp.(1)	241,620	15,055,342
Cerner Corp.	12,752	899,271
Certara, Inc.(1)	1,531	50,676
Change Healthcare, Inc.(1)	10,818	226,529
Charles River Laboratories International, Inc.(1)	127	52,409
Chemed Corp.	506	235,351
Cigna Corp.	482,186	96,514,350
Cooper Companies, Inc.	2,111	872,497
CVS Health Corp.	1,334,741	113,266,121
Danaher Corp.	279,122	84,975,902
DaVita, Inc.(1)	71,748	8,341,422
Dentsply Sirona, Inc.	9,422	546,947
Elanco Animal Health, Inc.(1)	19,312	615,860
Eli Lilly & Co.	7,706	1,780,471
Encompass Health Corp.	1,919	144,002
Envista Holdings Corp.(1)	1,007,261	42,113,582
Exact Sciences Corp.(1)	520	49,634
Exelixis, Inc.(1)	1,810	38,263

Figs, Inc. - Class A(1)	1,372	50,956
Fresenius Medical Care AG & Co. KGaA	887,436	62,248,588
Gilead Sciences, Inc.	360,636	25,190,425
GlaxoSmithKline Plc	180,012	3,397,397
Globus Medical, Inc. - Class A(1)	3,171	242,962
HCA Healthcare, Inc.	63,804	15,486,507
Henry Schein, Inc.(1)	6,201	472,268
Hill-Rom Holdings, Inc.	2,844	426,600
Hologic, Inc.(1)	915,276	67,556,522
Horizon Therapeutics Plc(1)	7,657	838,748
Humana, Inc.	82,288	32,022,375
ICU Medical, Inc.(1)	881	205,608
Incyte Corp.(1)	1,081	74,351
Integra LifeSciences Holdings Corp.(1)	3,208	219,684
Ionis Pharmaceuticals, Inc.(1)	450	15,093
Iovance Biotherapeutics, Inc.(1)	4,786	118,023
IQVIA Holdings, Inc.(1)	4,179	1,001,038
Jazz Pharmaceuticals Plc(1)	77,182	10,049,868
Johnson & Johnson	1,151,552	185,975,648
Koninklijke Philips NV	1,526,456	67,815,742
Laboratory Corp. of America Holdings(1)	4,147	1,167,132
LivaNova Plc(1)	674,159	53,386,651
Masimo Corp.(1)	623	168,652
McKesson Corp.	60,073	11,977,355
Medtronic Plc	2,066,314	259,012,460
Merck & Co., Inc.	4,167,795	313,043,082
Mirati Therapeutics, Inc.(1)	265	46,881
Molina Healthcare, Inc.(1)	2,064	559,984
Natera, Inc.(1)	216	24,071
Nektar Therapeutics - Class A(1)	7,652	137,430
Oak Street Health, Inc.(1)	404	17,182
Organon & Co.	56,221	1,843,487
PerkinElmer, Inc.	4,800	831,792
Perrigo Co. Plc	1,477,089	69,910,622
Pfizer, Inc.	3,310,687	142,392,648
PPD, Inc.(1)	4,214	197,173
Premier, Inc. - Class A	5,352	207,444
QIAGEN NV(1)	9,901	511,684
Quest Diagnostics, Inc.	55,626	8,083,014
Quidel Corp.(1)	1,640	231,486
Regeneron Pharmaceuticals, Inc.(1)	11,465	6,938,389
Repligen Corp.(1)	129	37,280
ResMed, Inc.	644	169,726
Royalty Pharma Plc - Class A	5,824	210,479
Sage Therapeutics, Inc.(1)	2,231	98,856
Sanofi - ADR	138,800	6,691,548
Sanofi SA	827,464	79,655,035
Seagen, Inc.(1)	580	98,484
Select Medical Holdings Corp.	169,600	6,134,432
Signify Health, Inc. - Class A(1)	2,701	48,267
STERIS Plc	3,157	644,912
Stryker Corp.	313,965	82,798,850
Syneos Health, Inc. - Class A(1)	3,808	333,124
Tandem Diabetes Care, Inc.(1)	225	26,861
Teladoc Health, Inc.(1)	6,476	821,222
Teleflex, Inc.	1,655	623,190
Thermo Fisher Scientific, Inc.	15,496	8,853,330
Ultragenyx Pharmaceutical, Inc.(1)	670	60,427
United Therapeutics Corp.(1)	39,145	7,225,384
UnitedHealth Group, Inc.	568,996	222,329,497
Universal Health Services, Inc. - Class B	56,733	7,850,145
Vertex Pharmaceuticals, Inc.(1)	426,426	77,349,412
Viatris, Inc.	122,446	1,659,143
Waters Corp.(1)	174	62,170
Zimmer Biomet Holdings, Inc.	157,019	22,981,301
Zoetis, Inc. - Class A	1,059	205,594

Total Healthcare		2,715,297,450

Industrials – 15.21%
3M Co.	54,633	9,583,721
Acuity Brands, Inc.	47,425	8,222,072
ADT, Inc.	6,227	50,376
AECOM(1)	1,060,681	66,982,005
AerCap Holdings NV(1)	1,351,465	78,128,192

AGCO Corp.	85,157	10,434,287
Air Lease Corp. - Class A	1,952,160	76,797,974
Airbus SE(1)	125,479	16,635,494
Airbus SE - ADR(1)	2,602,540	86,898,811
Alaska Air Group, Inc.(1)	5,226	306,244
Allegion Plc	1,000	132,180
Allison Transmission Holdings, Inc.	130,466	4,608,059
AMERCO	396	255,828
American Airlines Group, Inc.(1)	27,924	573,001
AMETEK, Inc.	9,913	1,229,311
AO Smith Corp.	5,616	342,969
Armstrong World Industries, Inc.	998	95,279
Atkore, Inc.(1)	142,000	12,342,640
AZEK Co., Inc. - Class A(1)	2,016	73,644
Boeing Co.(1)	164,719	36,228,297
Builders FirstSource, Inc.(1)	9,027	467,057
BWX Technologies, Inc.	1,174,419	63,254,207
CACI International, Inc. - Class A(1)	1,008	264,197
Canadian National Railway Co.	810,961	93,787,640
Carlisle Companies, Inc.	1,370	272,342
Carrier Global Corp.	19,945	1,032,353
Caterpillar, Inc.	3,266	626,974
CH Robinson Worldwide, Inc.	4,688	407,856
ChargePoint Holdings, Inc.(1)	4,488	89,715
Cintas Corp.	228	86,790
Clarivate Plc(1)	18,629	407,975
Clean Harbors, Inc.(1)	2,170	225,398
Colfax Corp.(1)	5,251	241,021
Copa Holdings SA - Class A(1)	1,275	103,760
Core & Main, Inc. - Class A(1)	727	19,055
CoStar Group, Inc.(1)	3,775	324,877
Crane Co.	89,355	8,471,748
CSX Corp.	97,957	2,913,241
Cummins, Inc.	40,703	9,140,266
Curtiss-Wright Corp.	54,540	6,881,857
Deere & Co.	339,660	113,809,876
Delta Air Lines, Inc.(1)	145,357	6,193,662
Donaldson Co., Inc.	4,784	274,649
Dover Corp.	6,188	962,234
Driven Brands Holdings, Inc.(1)	2,642	76,327
Dun & Bradstreet Holdings, Inc.(1)	6,504	109,332
Eaton Corp. Plc	17,241	2,574,254
Emerson Electric Co.	459,560	43,290,552
Equifax, Inc.	3,212	813,985
Expeditors International of Washington, Inc.	1,996	237,783
Fastenal Co.	2,960	152,766
FedEx Corp.	552,449	121,146,541
Flowserve Corp.	84,504	2,929,754
Fortive Corp.	14,050	991,509
Fortune Brands Home & Security, Inc.	4,544	406,324
FTI Consulting, Inc.(1)	1,437	193,564
Gates Industrial Corp. Plc(1)	4,062	66,089
General Dynamics Corp.	879,477	172,403,876
General Electric Co.	895,004	92,212,262
Graco, Inc.	2,727	190,808
GXO Logistics, Inc.(1)	535	41,965
HEICO Corp.	1,371	180,794
HEICO Corp. - Class A	2,313	273,929
Hexcel Corp.(1)	3,735	221,822
Hillenbrand, Inc.	116,100	4,951,665
Honeywell International, Inc.	546,754	116,064,939
Howmet Aerospace, Inc.	15,255	475,956
Hubbell, Inc. - Class B	2,396	432,885
Huntington Ingalls Industries, Inc.	39,184	7,564,863
IDEX Corp.	3,285	679,831
IHS Markit Ltd.	16,113	1,879,098
Illinois Tool Works, Inc.	1,392	287,629
Ingersoll Rand, Inc.(1)	17,709	892,711
ITT, Inc.	3,692	316,921
Jacobs Engineering Group, Inc.	334,291	44,303,586
JB Hunt Transport Services, Inc.	404,666	67,668,249
JetBlue Airways Corp.(1)	385,227	5,890,121
Johnson Controls International Plc	30,904	2,103,944

Kansas City Southern	2,897	784,044
Kirby Corp.(1)	2,656	127,382
Knight-Swift Transportation Holdings, Inc. - Class A	6,882	352,014
L3Harris Technologies, Inc.	253,747	55,885,239
Landstar System, Inc.	153	24,146
Legalzoom.com, Inc.(1)	502	13,253
Leidos Holdings, Inc.	6,111	587,450
Lennox International, Inc.	1,438	423,016
Lockheed Martin Corp.	202,728	69,961,433
ManpowerGroup, Inc.	2,352	254,675
Masco Corp.	10,685	593,552
MasTec, Inc.(1)	61,183	5,278,869
Mercury Systems, Inc.(1)	2,243	106,363
Middleby Corp.(1)	1,654	282,024
Moog, Inc. - Class A	64,788	4,938,789
MSA Safety, Inc.	1,171	170,615
MSC Industrial Direct Co., Inc. - Class A	1,948	156,210
Nielsen Holdings Plc	929,375	17,834,706
Nordson Corp.	2,103	500,829
Norfolk Southern Corp.	10,644	2,546,577
Northrop Grumman Corp.	601,064	216,473,200
nVent Electric Plc	7,134	230,642
Old Dominion Freight Line, Inc.	328	93,801
Oshkosh Corp.	75,465	7,725,352
Otis Worldwide Corp.	370,663	30,498,152
Owens Corning	311,440	26,628,120
PACCAR, Inc.	176,094	13,897,338
Parker-Hannifin Corp.	4,658	1,302,470
Pentair Plc	7,242	525,986
Quanta Services, Inc.	192,865	21,951,894
Raytheon Technologies Corp.	2,965,109	254,880,770
Regal Beloit Corp.	1,732	260,389
Republic Services, Inc. - Class A	9,112	1,093,987
Robert Half International, Inc.	549	55,081
Rockwell Automation, Inc.	1,972	579,847
Rollins, Inc.	653	23,071
Roper Technologies, Inc.	4,529	2,020,523
Ryder System, Inc.	2,297	189,985
Schneider National, Inc. - Class B	1,993	45,321
Science Applications International Corp.	41,805	3,576,836
Sensata Technologies Holding Plc(1)	6,703	366,788
Shoals Technologies Group, Inc. - Class A(1)	4,312	120,219
Siemens AG	119,694	19,576,078
SiteOne Landscape Supply, Inc.(1)	943	188,100
Snap-on, Inc.	114,345	23,892,388
Southwest Airlines Co.(1)	216,570	11,138,195
Spirit AeroSystems Holdings, Inc. - Class A	3,423	151,262
Stanley Black & Decker, Inc.	367,998	64,513,729
Stericycle, Inc.(1)	377,717	25,673,425
Sunrun, Inc.(1)	8,812	387,728
Textron, Inc.	106,403	7,427,993
Timken Co.	2,811	183,896
Toro Co.	226	22,015
Trane Technologies Plc	5,285	912,455
TransDigm Group, Inc.(1)	1,595	996,189
TransUnion	2,612	293,354
TuSimple Holdings, Inc. - Class A(1)	1,287	47,786
Uber Technologies, Inc.(1)	10,186	456,333
Union Pacific Corp.	530,221	103,928,618
United Airlines Holdings, Inc.(1)	13,986	665,314
United Parcel Service, Inc. - Class B	855,741	155,830,436
United Rentals, Inc.(1)	14,841	5,208,152
Univar Solutions, Inc.(1)	244,957	5,834,876
Valmont Industries, Inc.	946	222,424
Verisk Analytics, Inc. - Class A	2,517	504,080
Vertiv Holdings Co. - Class A	2,754,513	66,356,218
Virgin Galactic Holdings, Inc.(1)	1,019	25,781
Wabtec Corp.	7,822	674,335
Waste Management, Inc.	15,341	2,291,332
Watsco, Inc.	1,450	383,699
Woodward, Inc.	2,502	283,226
WW Grainger, Inc.	365	143,467
XPO Logistics, Inc.(1)	535	42,575
Xylem, Inc.	2,615	323,423

Total Industrials		2,654,145,608

Information Technology – 8.95%
Accenture Plc - Class A	299,955	95,961,604
Akamai Technologies, Inc.(1)	6,903	721,985
Alliance Data Systems Corp.	2,124	214,290
Amdocs Ltd.	74,276	5,623,436
Amkor Technology, Inc.	224,700	5,606,265
Amphenol Corp. - Class A	7,417	543,147
Analog Devices, Inc.	14,044	2,352,089
ANSYS, Inc.(1)	2,180	742,181
Applied Materials, Inc.	404,113	52,021,466
Arista Networks, Inc.(1)	259	89,003
Arrow Electronics, Inc.(1)	110,162	12,370,091
Automatic Data Processing, Inc.	349,580	69,888,034
Avnet, Inc.	4,289	158,564
Black Knight, Inc.(1)	6,675	480,600
Broadcom, Inc.	150,163	72,818,544
Broadridge Financial Solutions, Inc.	432	71,988
Brooks Automation, Inc.	523	53,529
C3.ai, Inc. - Class A(1)	1,076	49,862
CDK Global, Inc.	4,325	184,029
Ceridian HCM Holding, Inc.(1)	5,630	634,051
Ciena Corp.(1)	6,604	339,115
Cirrus Logic, Inc.(1)	2,457	202,334
Cisco Systems, Inc.	2,487,855	135,413,948
Citrix Systems, Inc.	257,247	27,620,610
Cloudflare, Inc. - Class A(1)	582	65,562
Cognizant Technology Solutions Corp. - Class A	972,749	72,187,703
Coherent, Inc.(1)	88	22,008
Concentrix Corp.(1)	1,815	321,255
Corning, Inc.	21,864	797,817
Cree, Inc.(1)	5,070	409,301
Datto Holding Corp.(1)	1,053	25,167
Dell Technologies, Inc. - Class C(1)	81,965	8,527,639
Diodes, Inc.(1)	61,685	5,588,044
Dolby Laboratories, Inc. - Class A	2,785	245,080
Duck Creek Technologies, Inc.(1)	2,263	100,115
DXC Technology Co.(1)	177,480	5,965,103
Dynatrace, Inc.(1)	441	31,298
Euronet Worldwide, Inc.(1)	600	76,368
F5 Networks, Inc.(1)	2,597	516,232
Fastly, Inc. - Class A(1)	4,711	190,513
Fidelity National Information Services, Inc.	26,902	3,273,435
FireEye, Inc.(1)	6,937	123,479
First Solar, Inc.(1)	4,507	430,238
Fiserv, Inc.(1)	109,306	11,859,701
FleetCor Technologies, Inc.(1)	2,703	706,213
Genpact Ltd.	7,455	354,187
Global Payments, Inc.	12,703	2,001,739
GoDaddy, Inc. - Class A(1)	6,563	457,441
Guidewire Software, Inc.(1)	3,563	423,534
Hewlett Packard Enterprise Co.	528,088	7,525,254
HP, Inc.	543,077	14,858,587
Intel Corp.	941,688	50,173,137
International Business Machines Corp.	110,831	15,397,751
IPG Photonics Corp.(1)	1,412	223,661
J2 Global, Inc.(1)	57,100	7,801,002
Jabil, Inc.	106,325	6,206,190
Jack Henry & Associates, Inc.	2,417	396,533
Jamf Holding Corp.(1)	329	12,673
Juniper Networks, Inc.	14,363	395,270
Keysight Technologies, Inc.(1)	4,508	740,619
Lam Research Corp.	8,200	4,667,030
Littelfuse, Inc.	1,014	277,096
Lumentum Holdings, Inc.(1)	3,293	275,097
Manhattan Associates, Inc.(1)	1,306	199,857
Marvell Technology, Inc.	35,390	2,134,371
McAfee Corp. - Class A	1,026	22,685
Medallia, Inc.(1)	1,905	64,522
Methode Electronics, Inc.	117,120	4,924,896
Microchip Technology, Inc.	372,179	57,125,755
Micron Technology, Inc.	41,952	2,977,753

Microsoft Corp.	539,825	152,187,464
MKS Instruments, Inc.	350	52,818
Motorola Solutions, Inc.	7,174	1,666,664
N-Able, Inc.(1)	1,417	17,585
National Instruments Corp.	5,617	220,355
NCR Corp.(1)	3,851	149,265
NetApp, Inc.	3,258	292,438
NETGEAR, Inc.(1)	141,400	4,512,074
NortonLifeLock, Inc.	17,727	448,493
Nuance Communications, Inc.(1)	7,814	430,082
NXP Semiconductors NV	460,707	90,238,680
ON Semiconductor Corp.(1)	8,287	379,296
Oracle Corp.	1,008,592	87,878,621
Paychex, Inc.	1,832	206,008
Paycor HCM, Inc.(1)	586	20,604
Paysafe Ltd.(1)	17,840	138,260
Pegasystems, Inc.	142	18,048
Procore Technologies, Inc.(1)	200	17,868
Pure Storage, Inc. - Class A(1)	693	17,436
Qorvo, Inc.(1)	4,752	794,487
QUALCOMM, Inc.	857,511	110,601,769
Salesforce.com, Inc.(1)	32,362	8,777,222
Samsung Electronics Co. Ltd.	1,822,315	112,973,691
Seagate Technology Holdings Plc	145,413	11,999,481
Skyworks Solutions, Inc.	3,755	618,749
Snowflake, Inc. - Class A(1)	495	149,703
SolarWinds Corp.	1,418	23,723
SS&C Technologies Holdings, Inc.	9,460	656,524
StoneCo Ltd. - Class A(1)	620	21,526
SYNNEX Corp.	1,776	184,882
Synopsys, Inc.(1)	2,423	725,470
TE Connectivity Ltd.	65,747	9,021,803
Teledyne Technologies, Inc.(1)	1,976	848,850
Teradata Corp.(1)	572	32,804
Texas Instruments, Inc.	506,902	97,431,633
Trimble, Inc.(1)	10,751	884,270
Twilio, Inc. - Class A(1)	5,183	1,653,636
Tyler Technologies, Inc.(1)	219	100,444
Ubiquiti, Inc.	60	17,920
VeriSign, Inc.(1)	4,297	880,928
Viasat, Inc.(1)	3,109	171,213
Visa, Inc. - Class A	375,286	83,594,956
VMware, Inc. - Class A(1)	2,174	323,274
Vontier Corp.	3,152	105,907
Western Digital Corp.(1)	13,171	743,371
Western Union Co.	220,303	4,454,527
WEX, Inc.(1)	597	105,156
Xerox Holdings Corp.	6,220	125,457

Total Information Technology		1,562,175,111

Materials – 4.43%
Air Products & Chemicals, Inc.	9,615	2,462,498
Akzo Nobel NV	92,814	10,141,292
Albemarle Corp.	5,059	1,107,769
Alcoa Corp.(1)	7,983	390,688
Amcor Plc	66,446	770,109
AptarGroup, Inc.	2,784	332,270
Ardagh Group SA - Class A	788	20,086
Ashland Global Holdings, Inc.	2,303	205,243
Avery Dennison Corp.	1,662	344,383
Axalta Coating Systems Ltd.(1)	1,537,934	44,892,293
Ball Corp.	9,842	885,485
Berry Global Group, Inc.(1)	94,054	5,726,008
Celanese Corp. - Class A	383,413	57,757,334
CF Industries Holdings, Inc.	1,039,175	58,006,748
Chemours Co.	3,242	94,213
Cleveland-Cliffs, Inc.(1)	20,183	399,825
Corteva, Inc.	1,477,821	62,186,708
Crown Holdings, Inc.	57,847	5,829,821
Diversey Holdings Ltd.(1)	930	14,917
Dow, Inc.	30,150	1,735,434
DuPont de Nemours, Inc.	222,627	15,136,410
Eagle Materials, Inc.	1,820	238,711
Eastman Chemical Co.	103,063	10,382,567

Ecolab, Inc.	397,043	82,831,111
Element Solutions, Inc.	3,135,299	67,973,282
FMC Corp.	4,257	389,771
Freeport-McMoRan, Inc.	44,711	1,454,449
Graphic Packaging Holding Co.	8,648	164,658
Huntsman Corp.	209,708	6,205,260
Ingevity Corp.(1)	71,312	5,089,537
International Flavors & Fragrances, Inc.	698,311	93,378,147
International Paper Co.	986,152	55,145,620
Linde Plc	370,757	108,772,689
Louisiana-Pacific Corp.	144,770	8,884,535
LyondellBasell Industries NV - Class A	126,759	11,896,332
Martin Marietta Materials, Inc.	2,702	923,219
Mosaic Co.	15,157	541,408
NewMarket Corp.	272	92,145
Newmont Corp.	34,835	1,891,540
Nucor Corp.	12,770	1,257,717
Olin Corp.	5,760	277,920
Packaging Corp. of America	4,100	563,504
PPG Industries, Inc.	42,590	6,090,796
Reliance Steel & Aluminum Co.	47,985	6,834,024
Royal Gold, Inc.	2,816	268,900
RPM International, Inc.	2,374	184,341
Sealed Air Corp.	193,570	10,605,700
Silgan Holdings, Inc.	3,574	137,099
Sonoco Products Co.	4,319	257,326
Southern Copper Corp.	301	16,898
Steel Dynamics, Inc.	6,755	395,032
United States Steel Corp.	11,479	252,194
Valvoline, Inc.	271,730	8,472,541
Vulcan Materials Co.	5,710	965,904
Westlake Chemical Corp.	1,077	98,158
Westrock Co.	224,750	11,199,293

Total Materials		772,571,862

Real Estate – 3.18%
Alexandria Real Estate Equities, Inc.	6,702	1,280,551
American Assets Trust, Inc.	89,600	3,352,832
American Campus Communities, Inc.	1,165,054	56,446,866
American Homes 4 Rent - Class A	12,365	471,354
American Tower Corp.	218,464	57,982,530
Americold Realty Trust	11,232	326,290
Apartment Income REIT Corp.	6,792	331,517
AvalonBay Communities, Inc.	6,037	1,338,041
Boston Properties, Inc.	6,706	726,595
Brandywine Realty Trust	330,419	4,434,223
Brixmor Property Group, Inc.	12,589	278,343
Camden Property Trust	4,204	619,964
CBRE Group, Inc. - Class A(1)	13,736	1,337,337
CoreSite Realty Corp.	377	52,230
Corporate Office Properties Trust	1,199,840	32,371,683
Cousins Properties, Inc.	91,057	3,395,516
CubeSmart	8,603	416,815
CyrusOne, Inc.	5,276	408,415
Digital Realty Trust, Inc.	12,113	1,749,723
Douglas Emmett, Inc.	6,973	220,417

Duke Realty Corp.	16,320	781,238
EPR Properties	3,098	152,979
Equinix, Inc.	1,132	894,427
Equity LifeStyle Properties, Inc.	3,546	276,943
Equity Residential	568,075	45,968,629
Essex Property Trust, Inc.	2,801	895,592
Extra Space Storage, Inc.	5,217	876,404
Federal Realty Investment Trust	3,405	401,756
First Industrial Realty Trust, Inc.	5,513	287,117
Gaming & Leisure Properties, Inc.	118,925	5,508,606
Healthcare Trust of America, Inc. - Class A - Class A	9,420	279,397
Healthpeak Properties, Inc.	23,319	780,720
Highwoods Properties, Inc.	4,566	200,265
Host Hotels & Resorts, Inc.(1)	252,667	4,126,052
Howard Hughes Corp.(1)	601,104	52,782,942
Hudson Pacific Properties, Inc.	6,530	171,543
Invitation Homes, Inc.	25,153	964,114
Iron Mountain, Inc.	139,277	6,051,586
JBG SMITH Properties	5,335	157,969
Jones Lang LaSalle, Inc.(1)	2,157	535,130
Kilroy Realty Corp.	5,158	341,511
Kimco Realty Corp.	25,283	524,622
Lamar Advertising Co. - Class A	441	50,031
Life Storage, Inc.	3,420	392,411
Medical Properties Trust, Inc.	231,245	4,641,087
MGM Growth Properties LLC - Class A	1,111,313	42,563,288
Mid-America Apartment Communities, Inc.	5,031	939,539
National Retail Properties, Inc.	7,526	325,048
Office Properties Income Trust	131,700	3,335,961
Omega Healthcare Investors, Inc.	10,330	309,487
Opendoor Technologies, Inc.(1)	15,495	318,112
Park Hotels & Resorts, Inc.(1)	9,885	189,199
Prologis, Inc.	31,973	4,010,373
Public Storage	224,977	66,840,667
Rayonier, Inc.	656,879	23,437,443
Realty Income Corp.	16,963	1,100,220
Regency Centers Corp.	7,204	485,045
Rexford Industrial Realty, Inc.	5,909	335,336
SBA Communications Corp. - Class A	3,891	1,286,248
Simon Property Group, Inc.	1,869	242,914
SL Green Realty Corp.	2,977	210,891
Spirit Realty Capital, Inc.	5,038	231,950
STORE Capital Corp.	10,585	339,038
Sun Communities, Inc.	5,001	925,685
UDR, Inc.	12,764	676,237
Ventas, Inc.	16,948	935,699
VEREIT, Inc.	9,805	443,480
VICI Properties, Inc.	1,520,694	43,202,917
Vornado Realty Trust	86,379	3,628,782
Welltower, Inc.	146,002	12,030,565
Weyerhaeuser Co.	1,420,071	50,511,925
WP Carey, Inc.	7,873	575,044

Total Real Estate		555,015,406

Utilities – 2.62%
AES Corp.	28,770	656,819
Alliant Energy Corp.	10,944	612,645
Ameren Corp.	235,233	19,053,873
American Electric Power Co., Inc.	21,662	1,758,521
American Water Works Co., Inc.	7,900	1,335,416
Atmos Energy Corp.	5,622	495,860
Avangrid, Inc.	2,339	113,675
Brookfield Renewable Corp. - Class A	4,292	166,573
CenterPoint Energy, Inc.	2,774,033	68,241,212
CMS Energy Corp.	12,476	745,192
Consolidated Edison, Inc.	15,418	1,119,193
Dominion Energy, Inc.	342,388	25,001,172
DTE Energy Co.	8,409	939,369
Duke Energy Corp.	33,423	3,261,751
Edison International	510,186	28,300,017
Entergy Corp.	89,954	8,933,332
Essential Utilities, Inc.	9,879	455,224
Evergy, Inc.	9,824	611,053

Eversource Energy	14,886	1,217,079
Exelon Corp.	1,457,072	70,434,861
FirstEnergy Corp.	184,077	6,556,823
Hawaiian Electric Industries, Inc.	4,628	188,961
IDACORP, Inc.	2,117	218,855
MDU Resources Group, Inc.	241,891	7,176,906
National Fuel Gas Co.	102,871	5,402,785
NextEra Energy, Inc.	305,691	24,002,857
NiSource, Inc.	1,384,553	33,547,719
NRG Energy, Inc.	191,736	7,828,581
OGE Energy Corp.	8,554	281,940
PG&E Corp.(1)	65,516	628,954
Pinnacle West Capital Corp.	4,895	354,202
PPL Corp.	33,416	931,638
Public Service Enterprise Group, Inc.	21,967	1,337,790
Sempra Energy	402,839	50,959,134
Southern Co.	1,203,268	74,566,518
UGI Corp.	8,931	380,639
Vistra Corp.	389,304	6,657,098
WEC Energy Group, Inc.	13,627	1,201,901
Xcel Energy, Inc.	23,429	1,464,313

Total Utilities		457,140,451

Total Common Stocks (Cost: $11,676,150,243)		17,011,820,145

CONVERTIBLE PREFERRED STOCKS – 0.23%
Healthcare – 0.06%
Becton Dickinson & Co., 6.00%	202,075	10,908,008

Total Healthcare		10,908,008

Utilities – 0.17%
NextEra Energy, Inc., 5.28%	173,175	8,824,998
NiSource, Inc., 7.75%	81,438	8,424,761
Southern Co., 6.75%	226,081	11,532,392

Total Utilities		28,782,151

Total Convertible Preferred Stocks (Cost: $36,547,508)		39,690,159

PREFERRED STOCKS – 0.19%
Consumer Discretionary – 0.19%
Volkswagen AG	144,451	32,198,502

Total Consumer Discretionary		32,198,502

Total Preferred Stocks (Cost: $25,252,503)		32,198,502

SHORT-TERM INVESTMENTS – 1.92%
Money Market Funds – 1.69%
Goldman Sachs Financial Square Government Fund—Class I, 0.03%(2)	294,961,907	294,961,907

Total Money Market Funds (Cost: $294,961,907)		294,961,907

	Principal Amount	Value
Time Deposits – 0.23%
BBVA, Madrid, 0.01% due 10/01/2021	$1,391,167	1,391,167
DNB, Oslo, 0.01% due 10/01/2021	1,268,468	1,268,468
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 10/01/2021	37,988,533	37,988,533

Total Time Deposits (Cost: $40,648,168)		40,648,168

Total Short-Term Investments (Cost: $335,610,075)		335,610,075

TOTAL INVESTMENTS IN SECURITIES – 99.83%
(Cost: $12,073,560,329)		17,419,318,881

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.17%		29,780,231

TOTAL NET ASSETS – 100.00%		$17,449,099,112

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
20	S&P 500 E-mini Future	Morgan Stanley	Dec. 2021	$4,450,294	$4,297,750	$(152,544)

						$(152,544)

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.94%
Communication Services – 3.78%
Altice USA, Inc. - Class A(1)	10,805	$223,880
AMC Networks, Inc. - Class A(1)	1,844	85,912
Anterix, Inc.(1)	376	22,823
Bandwidth, Inc. - Class A(1)	97,169	8,772,417
Cable One, Inc.	206	373,505
Cardlytics, Inc.(1)	4,119	345,749
Cargurus, Inc. - Class A(1)	12,087	379,653
Cars.com, Inc.(1)	1,129	14,282
Chicken Soup For The Soul Entertainment, Inc. - Class A(1)	354	8,096
Cinemark Holdings, Inc.(1)	11,142	214,038
Clear Channel Outdoor Holdings, Inc. - Class A(1)	3,760	10,190
Cogent Communications Holdings, Inc.	5,307	375,948
CuriosityStream, Inc.(1)	522	5,502
Digital Media Solutions, Inc. - Class A(1)	159	1,153
Electronic Arts, Inc.	39,410	5,606,072
Eventbrite, Inc. - Class A(1)	9,467	179,021
EverQuote, Inc. - Class A(1)	2,462	45,867
fuboTV, Inc.(1)	16,347	391,674
Globalstar, Inc.(1)	65,121	108,752
Gogo, Inc.(1)	520	8,996
IAC/InterActiveCorp(1)	40,279	5,247,951
IDT Corp. - Class B(1)	1,874	78,614
iHeartMedia, Inc. - Class A(1)	6,323	158,201
IMAX Corp.(1)	563	10,686
Integral Ad Science Holding Corp.(1)	990	20,424
Iridium Communications, Inc.(1)	11,077	441,418
John Wiley & Sons, Inc. - Class A	231,071	12,064,217
Liberty Media Corp. -Liberty Braves - Class A(1)	1,245	33,503
Liberty Media Corp. -Liberty Braves - Class C(1)	4,485	118,494
Liberty TripAdvisor Holdings, Inc. - Class A(1)	10,804	33,384
Live Nation Entertainment, Inc.(1)	85,554	7,796,536
LiveXLive Media, Inc.(1)	7,762	23,208
Loral Space & Communications, Inc.	1,682	72,343
Madison Square Garden Sports Corp. - Class A(1)	513	95,392
Magnite, Inc.(1)	16,142	451,976
Match Group, Inc.(1)	290,684	45,634,481
MediaAlpha, Inc. - Class A(1)	2,354	43,973
Meredith Corp.(1)	3,189	177,627
National CineMedia, Inc.	596	2,122
New York Times Co. - Class A	361,882	17,829,926
Nexstar Media Group, Inc. - Class A	216	32,823
Ooma, Inc.(1)	1,441	26,817
Outbrain, Inc.(1)	485	7,178
Pinterest, Inc. - Class A(1)	40,241	2,050,279
Playtika Holding Corp.(1)	7,536	208,220
QuinStreet, Inc.(1)	6,177	108,468
Roku, Inc. - Class A(1)	92,662	29,035,638
Shenandoah Telecommunications Co.	1,989	62,813
Sinclair Broadcast Group, Inc. - Class A	899	28,480
Skillz, Inc. - Class A(1)	21,126	207,457
Snap, Inc. - Class A(1)	212,602	15,704,910

Spotify Technology SA(1)	9,916	2,234,471
Stagwell, Inc.(1)	816	6,259
Take-Two Interactive Software, Inc.(1)	50,339	7,755,730
TechTarget, Inc.(1)	3,175	261,684
Thryv Holdings, Inc.(1)	796	23,912
TripAdvisor, Inc.(1)	4,325	146,401
Twitter, Inc.(1)	5,919	357,448
Vimeo, Inc.(1)	9,611	282,275
Warner Music Group Corp. - Class A	119,483	5,106,703
WideOpenWest, Inc.(1)	4,072	80,015
World Wrestling Entertainment, Inc. - Class A	2,763	155,446
Yelp, Inc. - Class A(1)	8,307	309,353
Zillow Group, Inc. - Class A(1)	4,405	390,195
Zillow Group, Inc. - Class C(1)	12,196	1,074,955
ZipRecruiter, Inc. - Class A(1)	503,218	13,888,817
ZoomInfo Technologies, Inc. - Class A(1)	245,949	15,049,619
Zynga, Inc. - Class A(1)	3,877,387	29,196,724

Total Communication Services		231,301,096

Consumer Discretionary – 12.08%
1-800-Flowers.com, Inc. - Class A(1)	185,918	5,672,358
1stdibs.com, Inc.(1)	685	8,494
2U, Inc.(1)	7,597	255,031
Abercrombie & Fitch Co. - Class A(1)	626	23,556
Accel Entertainment, Inc. - Class A(1)	7,215	87,590
Acushnet Holdings Corp.	57,773	2,697,999
Adient Plc(1)	1,507	62,465
Advance Auto Parts, Inc.	165,703	34,613,700
American Axle & Manufacturing Holdings, Inc.(1)	6,914	60,912
American Eagle Outfitters, Inc.	19,431	501,320
America’s Car-Mart, Inc.(1)	653	76,257
AMMO, Inc.(1)	10,780	66,297
Aptiv Plc(1)	166,579	24,815,274
Arcimoto, Inc.(1)	3,389	38,736
Arko Corp.(1)	14,993	151,429
Asbury Automotive Group, Inc.(1)	2,422	476,504
Aterian, Inc.(1)	3,299	35,728
AutoZone, Inc.(1)	335	568,827
Bally’s Corp.(1)	4,059	203,518
Bath & Body Works, Inc.	10,216	643,915
Bed Bath & Beyond, Inc.(1)	1,462	25,256
Best Buy Co., Inc.	4,162	439,965
BJ’s Restaurants, Inc.(1)	2,593	108,284
Bloomin’ Brands, Inc.(1)	11,056	276,400
Boot Barn Holdings, Inc.(1)	3,661	325,353
Boyd Gaming Corp.(1)	1,262	79,834
Bright Horizons Family Solutions, Inc.(1)	89,423	12,467,355
Brinker International, Inc.(1)	5,704	279,781
Brunswick Corp.	716	68,213
Buckle, Inc.	3,585	141,930
Burlington Stores, Inc.(1)	122,228	34,660,194
Caesars Entertainment, Inc.(1)	164,514	18,471,632
Caleres, Inc.	4,580	101,768
Callaway Golf Co.(1)	205,164	5,668,681
Camping World Holdings, Inc. - Class A	5,305	206,205
Canada Goose Holdings, Inc.(1)	110,352	3,936,256
Canoo, Inc.(1)	6,116	47,032
CarMax, Inc.(1)	1,006	128,728
CarParts.com, Inc.(1)	6,067	94,706

Carriage Services, Inc. - Class A	390	17,390
Carvana Co. - Class A(1)	5,596	1,687,418
Casper Sleep, Inc.(1)	3,335	14,240
Cavco Industries, Inc.(1)	813	192,470
Century Casinos, Inc.(1)	4,321	58,204
Century Communities, Inc.	2,434	149,569
Cheesecake Factory, Inc.(1)	5,735	269,545
Chegg, Inc.(1)	392,720	26,712,814
Chico’s FAS, Inc.(1)	3,219	14,453
Children’s Place, Inc.(1)	1,775	133,587
Chipotle Mexican Grill, Inc. - Class A(1)	17,672	32,119,213
Choice Hotels International, Inc.	2,519	318,326
Churchill Downs, Inc.	2,663	639,333
Chuy’s Holdings, Inc.(1)	1,066	33,611
Citi Trends, Inc.(1)	1,108	80,840
Clarus Corp.	2,876	73,712
Columbia Sportswear Co.	175	16,772
Cracker Barrel Old Country Store, Inc.	2,949	412,388
Crocs, Inc.(1)	240,843	34,556,154
Dana, Inc.	9,857	219,220
Darden Restaurants, Inc.	6,441	975,618
Dave & Buster’s Entertainment, Inc.(1)	2,476	94,905
Deckers Outdoor Corp.(1)	28,464	10,252,733
Denny’s Corp.(1)	5,915	96,651
Designer Brands, Inc. - Class A(1)	7,472	104,085
Dine Brands Global, Inc.(1)	2,000	162,420
Dollar Tree, Inc.(1)	66,830	6,396,968
Domino’s Pizza, Inc.	17,608	8,398,312
DoorDash, Inc. - Class A(1)	9,204	1,895,840
Dorman Products, Inc.(1)	3,331	315,346
DR Horton, Inc.	9,966	836,845
DraftKings, Inc. - Class A(1)	144,263	6,947,706
Drive Shack, Inc.(1)	4,600	12,926
Duluth Holdings, Inc. - Class B(1)	1,423	19,396
Escalade, Inc.	368	6,959
Esports Technologies, Inc.(1)	1,365	45,823
Etsy, Inc.(1)	9,190	1,911,152
European Wax Center, Inc. - Class A(1)	624	17,478
Everi Holdings, Inc.(1)	10,745	259,814
Expedia Group, Inc.(1)	10,526	1,725,211
F45 Training Holdings, Inc.(1)	1,447	21,647
Farfetch Ltd. - Class A(1)	253,445	9,499,119
Fisker, Inc.(1)	18,784	275,186
Five Below, Inc.(1)	3,982	704,057
Floor & Decor Holdings, Inc. - Class A(1)	70,229	8,482,961
Fox Factory Holding Corp.(1)	145,244	20,993,568
Franchise Group, Inc.	469	16,607
Frontdoor, Inc.(1)	4,170	174,723
Full House Resorts, Inc.(1)	3,936	41,761
Funko, Inc. - Class A(1)	3,176	57,835
GameStop Corp. - Class A(1)	4,658	817,339
GAN Ltd.(1)	505	7,509
Garmin Ltd.	33,375	5,188,478
Gentherm, Inc.(1)	287,369	23,256,773
Global-e Online Ltd.(1)	69,609	4,997,926
Golden Entertainment, Inc.(1)	2,176	106,820
Golden Nugget Online Gaming, Inc.(1)	4,975	86,416
GoPro, Inc. - Class A(1)	15,723	147,167

Green Brick Partners, Inc.(1)	1,574	32,299
Greenlane Holdings, Inc. - Class A(1)	2,046	4,849
Groupon, Inc. - Class A(1)	2,409	54,949
GrowGeneration Corp.(1)	6,724	165,881
Guess?, Inc.	642	13,488
H&R Block, Inc.	10,459	261,475
Hamilton Beach Brands Holding Co. - Class A	346	5,422
Hanesbrands, Inc.	15,032	257,949
Haverty Furniture Companies, Inc.	838	28,249
Helen of Troy Ltd.(1)	37,191	8,356,074
Hibbett Sports, Inc.	1,625	114,953
Hilton Grand Vacations, Inc.(1)	10,590	503,766
Hilton Worldwide Holdings, Inc.(1)	13,340	1,762,347
Hooker Furnishings Corp.	190	5,128
Houghton Mifflin Harcourt Co.(1)	15,010	201,584
Installed Building Products, Inc.	2,951	316,200
International Game Technology Plc(1)	12,405	326,500
iRobot Corp.(1)	3,152	247,432
Jack in the Box, Inc.	375	36,499
JOANN, Inc.	1,358	15,128
Johnson Outdoors, Inc. - Class A	378	39,992
KB Home	1,894	73,715
Kirkland’s, Inc.(1)	1,692	32,503
Kontoor Brands, Inc.	6,445	321,928
Krispy Kreme, Inc.(1)	1,966	27,524
Kura Sushi USA, Inc. - Class A(1)	520	22,714
Latham Group, Inc.(1)	2,869	47,052
LCI Industries	3,183	428,527
Leslie’s, Inc.(1)	1,248,393	25,641,992
LGI Homes, Inc.(1)	2,720	385,995
Lindblad Expeditions Holdings, Inc.(1)	3,814	55,646
Liquidity Services, Inc.(1)	3,251	70,254
Lithia Motors, Inc. - Class A	22,601	7,165,421
LKQ Corp.(1)	195,607	9,842,944
Lordstown Motors Corp. - Class A(1)	1,209	9,648
Lovesac Co.(1)	1,573	103,960
Lululemon Athletica, Inc.(1)	33,846	13,697,476
Malibu Boats, Inc. - Class A(1)	2,583	180,758
Marine Products Corp.	989	12,372
MarineMax, Inc.(1)	1,299	63,028
MasterCraft Boat Holdings, Inc.(1)	2,462	61,747
Mattel, Inc.(1)	25,227	468,213
MDC Holdings, Inc.	1,971	92,085
Meritage Homes Corp.(1)	50,312	4,880,264
Mister Car Wash, Inc.(1)	2,389	43,599
Modine Manufacturing Co.(1)	719	8,146
Monarch Casino & Resort, Inc.(1)	1,290	86,417
Monro, Inc.	2,541	146,133
Murphy USA, Inc.	3,074	514,157
Nathan’s Famous, Inc.	207	12,662
National Vision Holdings, Inc.(1)	159,489	9,054,191
Nautilus, Inc.(1)	924	8,602
NEOGAMES SA(1)	666	24,456
Noodles & Co. - Class A(1)	4,972	58,670
Nordstrom, Inc.(1)	6,777	179,252
NVR, Inc.(1)	157	752,671
Ollie’s Bargain Outlet Holdings, Inc.(1)	173,746	10,473,409
On Holding AG - Class A(1)	172,553	5,199,022

ONE Group Hospitality, Inc.(1)	2,803	29,964
OneSpaWorld Holdings Ltd.(1)	3,006	29,970
OneWater Marine, Inc. - Class A	1,566	62,969
O’Reilly Automotive, Inc.(1)	1,510	922,701
Overstock.com, Inc.(1)	5,347	416,638
Oxford Industries, Inc.	172	15,509
Papa John’s International, Inc.	85,381	10,842,533
Party City Holdco, Inc.(1)	15,387	109,248
Patrick Industries, Inc.	2,828	235,572
Peloton Interactive, Inc. - Class A(1)	148,106	12,892,627
Penn National Gaming, Inc.(1)	710	51,447
Petco Health & Wellness Co., Inc. - Class A(1)	363	7,659
PetMed Express, Inc.	2,107	56,615
Planet Fitness, Inc. - Class A(1)	127,599	10,022,901
PlayAGS, Inc.(1)	5,029	39,629
PLBY Group, Inc.(1)	2,956	69,673
Polaris, Inc.	2,884	345,099
Pool Corp.	13,414	5,827,176
Porch Group, Inc.(1)	226,686	4,007,809
PowerSchool Holdings, Inc. - Class A(1)	999	24,585
PulteGroup, Inc.	5,488	252,009
Purple Innovation, Inc. - Class A(1)	7,175	150,819
QuantumScape Corp. - Class A(1)	10,671	261,866
Quotient Technology, Inc.(1)	11,119	64,713
Ralph Lauren Corp. - Class A	45,236	5,023,005
RCI Hospitality Holdings, Inc.	1,204	82,486
RealReal, Inc.(1)	9,965	131,339
Red Robin Gourmet Burgers, Inc.(1)	1,919	44,252
Red Rock Resorts, Inc. - Class A(1)	7,715	395,162
Regis Corp.(1)	2,403	8,362
Rent-A-Center, Inc.	7,661	430,625
Revolve Group, Inc. - Class A(1)	204,621	12,639,439
RH(1)	15,245	10,167,043
Rocky Brands, Inc.	65	3,095
Rush Street Interactive, Inc.(1)	6,844	131,473
Ruth’s Hospitality Group, Inc.(1)	4,100	84,911
Sally Beauty Holdings, Inc.(1)	14,157	238,545
Scientific Games Corp.(1)	11,943	992,105
SeaWorld Entertainment, Inc.(1)	126,035	6,972,256
Shake Shack, Inc. - Class A(1)	4,815	377,785
Shift Technologies, Inc.(1)	1,369	9,501
Shoe Carnival, Inc.	1,945	63,057
Shutterstock, Inc.	2,995	339,393
Signet Jewelers Ltd.	5,049	398,669
Six Flags Entertainment Corp.(1)	2,128	90,440
Skechers USA, Inc. - Class A(1)	1,060	44,647
Skyline Champion Corp.(1)	262,042	15,738,243
Sleep Number Corp.(1)	1,397	130,592
Smith & Wesson Brands, Inc.	5,954	123,605
Snap One Holdings Corp.(1)	861	14,353
Sonos, Inc.(1)	15,311	495,464
Sportsman’s Warehouse Holdings, Inc.(1)	5,561	97,874
Stamps.com, Inc.(1)	1,496	493,366
Steven Madden Ltd.	374,497	15,039,800
Stitch Fix, Inc. - Class A(1)	7,729	308,774
Stoneridge, Inc.(1)	434	8,849
Stride, Inc.(1)	251	9,021
Sturm Ruger & Co., Inc.	1,993	147,044

Superior Group of Companies, Inc.	341	7,942
Tapestry, Inc.	2,012	74,484
Target Hospitality Corp.(1)	2,117	7,896
Taylor Morrison Home Corp. - Class A(1)	1,797	46,327
Tempur Sealy International, Inc.	13,247	614,793
Tenneco, Inc. - Class A(1)	7,770	110,878
Terminix Global Holdings, Inc.(1)	415,000	17,293,050
Texas Roadhouse, Inc. - Class A	105,797	9,662,440
Thor Industries, Inc.	1,556	191,015
Toll Brothers, Inc.	3,284	181,572
TopBuild Corp.(1)	1,973	404,090
Torrid Holdings, Inc.(1)	455	7,021
Tractor Supply Co.	92,346	18,710,223
Traeger, Inc.(1)	924	19,339
Travel + Leisure Co.	4,044	220,519
TRI Pointe Group, Inc.(1)	1,126	23,669
Ulta Beauty, Inc.(1)	101,682	36,699,067
Under Armour, Inc. - Class A(1)	359,222	7,249,100
Urban Outfitters, Inc.(1)	6,018	178,674
Vail Resorts, Inc.(1)	21,068	7,037,765
VF Corp.	15,132	1,013,693
Victoria’s Secret & Co.(1)	3,254	179,816
Visteon Corp.(1)	3,449	325,551
Vivint Smart Home, Inc.(1)	2,925	27,641
Vroom, Inc.(1)	2,073	45,751
Vuzix Corp.(1)	7,143	74,716
Wayfair, Inc. - Class A(1)	93,482	23,885,586
Weber, Inc. - Class A(1)	687	12,084
Wendy’s Co.	12,829	278,133
Williams-Sonoma, Inc.	4,116	729,890
Wingstop, Inc.	97,077	15,913,833
Winmark Corp.	149	32,039
Winnebago Industries, Inc.	4,044	292,988
Wolverine World Wide, Inc.	10,201	304,398
Workhorse Group, Inc.(1)	1,277	9,769
WW International, Inc.(1)	1,921	35,058
Wyndham Hotels & Resorts, Inc.	4,199	324,121
Wynn Resorts Ltd.(1)	7,706	653,084
XL Fleet Corp.(1)	553	3,406
Xometry, Inc. - Class A(1)	797	45,963
XPEL, Inc.(1)	2,249	170,609
Xponential Fitness, Inc. - Class A(1)	693	8,794
YETI Holdings, Inc.(1)	145,354	12,455,384
Yum China Holdings, Inc.	2,350	136,559
Yum! Brands, Inc.	1,835	224,439

Total Consumer Discretionary		738,593,614

Consumer Staples – 4.05%
22nd Century Group, Inc.(1)	19,865	58,800
AppHarvest, Inc.(1)	8,711	56,796
Beauty Health Co.(1)	10,391	269,854
BellRing Brands, Inc. - Class A(1)	3,254	100,061
Beyond Meat, Inc.(1)	3,622	381,252
BJ’s Wholesale Club Holdings, Inc.(1)	110,471	6,067,067
Boston Beer, Inc. - Class A(1)	23,683	12,072,409
Brown-Forman Corp. - Class A	1,700	106,539
Brown-Forman Corp. - Class B	6,516	436,637
Calavo Growers, Inc.	2,156	82,445
Celsius Holdings, Inc.(1)	211,604	19,063,404

Central Garden & Pet Co. - Class A(1)	394	18,912
Central Garden & Pet Co. - Class A(1)	2,011	86,473
Church & Dwight Co., Inc.	187,283	15,463,957
Clorox Co.	153,393	25,403,415
Coca-Cola Consolidated, Inc.	593	233,749
Darling Ingredients, Inc.(1)	614	44,147
Duckhorn Portfolio, Inc.(1)	1,678	38,409
elf Beauty, Inc.(1)	271,801	7,895,819
Energizer Holdings, Inc.	8,511	332,355
Freshpet, Inc.(1)	124,826	17,811,422
Herbalife Nutrition Ltd.(1)	1,267	53,696
Hershey Co.	120,547	20,402,580
Honest Co., Inc.(1)	2,079	21,580
Hormel Foods Corp.	346,000	14,186,000
Inter Parfums, Inc.	187,291	14,003,748
J&J Snack Foods Corp.	1,851	282,870
J.M. Smucker Co.	192,114	23,059,443
John B Sanfilippo & Son, Inc.	710	58,021
Kellogg Co.	8,197	523,952
Laird Superfood, Inc.(1)	497	9,483
Lamb Weston Holdings, Inc.	225,242	13,823,102
Lancaster Colony Corp.	16,837	2,842,254
Limoneira Co.	560	9,055
McCormick & Co., Inc.	251,038	20,341,609
MedAvail Holdings, Inc.(1)	1,309	3,822
Medifast, Inc.	1,509	290,694
MGP Ingredients, Inc.	83,394	5,428,949
Mission Produce, Inc.(1)	515	9,466
Molson Coors Beverage Co. - Class B	321,999	14,934,314
Monster Beverage Corp.(1)	29,529	2,623,061
National Beverage Corp.	2,911	152,798
NewAge, Inc.(1)	8,815	12,253
Nu Skin Enterprises, Inc. - Class A	2,803	113,437
Olaplex Holdings, Inc.(1)	235,115	5,760,318
Performance Food Group Co.(1)	17,490	812,585
Pilgrim’s Pride Corp.(1)	1,446	42,050
PriceSmart, Inc.	191	14,812
Revlon, Inc. - Class A(1)	36	364
Sanderson Farms, Inc.	2,228	419,310
Simply Good Foods Co.(1)	596	20,556
Sprouts Farmers Market, Inc.(1)	6,307	146,133
Tattooed Chef, Inc.(1)	5,863	108,055
The Andersons, Inc.	1,690	52,103
The Chefs’ Warehouse, Inc.(1)	255	8,305
Turning Point Brands, Inc.	1,868	89,197
United Natural Foods, Inc.(1)	412	19,949
USANA Health Sciences, Inc.(1)	1,532	141,250
Utz Brands, Inc.	7,114	121,863
Vector Group Ltd.	2,436	31,059
Veru, Inc.(1)	5,180	44,185
Vital Farms, Inc.(1)	2,978	52,324
WD-40 Co.	1,754	406,016
Zevia PBC - Class A(1)	952	10,958

Total Consumer Staples		247,511,501

Energy – 0.88%
Altus Midstream Co. - Class A	38	2,623
Antero Resources Corp.(1)	4,304	80,958
Arch Resources, Inc.(1)	370	34,318

Aspen Aerogels, Inc.(1)	2,991	137,616
Cabot Oil & Gas Corp.	126,268	2,747,592
Cactus, Inc. - Class A	6,813	256,986
Callon Petroleum Co.(1)	4,296	210,848
Cameco Corp.	559,696	12,162,194
Centennial Resource Development, Inc. - Class A(1)	2,757	18,472
ChampionX Corp.(1)	576,515	12,890,875
Cheniere Energy, Inc.(1)	17,018	1,662,148
Cimarex Energy Co.	1,446	126,091
Contango Oil & Gas Co.(1)	18,200	83,174
Continental Resources, Inc.	488	22,521
Denbury, Inc.(1)	6,463	454,026
Diamondback Energy, Inc.	123,693	11,710,016
DMC Global, Inc.(1)	2,309	85,225
Dorian LPG Ltd.	598	7,421
Earthstone Energy, Inc. - Class A(1)	485	4,462
Energy Fuels, Inc.(1)	15,796	110,888
Extraction Oil & Gas, Inc.(1)	778	43,918
Falcon Minerals Corp.	4,054	19,054
Frank’s International NV(1)	2,797	8,223
Halliburton Co.	3,390	73,292
Hess Corp.	1,355	105,839
Kosmos Energy Ltd.(1)	50,361	149,069
Laredo Petroleum, Inc.(1)	395	32,023
Liberty Oilfield Services, Inc. - Class A(1)	4,092	49,636
Magnolia Oil & Gas Corp. - Class A	229,473	4,082,325
Matador Resources Co.	14,226	541,157
New Fortress Energy, Inc. - Class A	1,894	52,559
NexTier Oilfield Solutions, Inc.(1)	2,241	10,309
Oasis Petroleum, Inc.	2,127	211,466
Occidental Petroleum Corp.	7,714	228,180
Ovintiv, Inc.	1,805	59,348
Par Pacific Holdings, Inc.(1)	4,653	73,145
Pioneer Natural Resources Co.	23,761	3,956,444
Riley Exploration Permian, Inc.	124	2,912
Solaris Oilfield Infrastructure, Inc. - Class A	1,058	8,824
Southwestern Energy Co.(1)	84,242	466,701
Talos Energy, Inc.(1)	686	9,446
Tellurian, Inc.(1)	44,851	175,367
TETRA Technologies, Inc.(1)	11,428	35,655
Texas Pacific Land Corp.	431	521,234
Uranium Energy Corp.(1)	28,742	87,663
Ur-Energy, Inc.(1)	20,296	34,909
Vine Energy, Inc. - Class A(1)	3,197	52,655

Total Energy		53,899,807

Financials – 9.08%
Alleghany Corp.(1)	106	66,187
Altabancorp	176	7,772
Ameriprise Financial, Inc.	4,608	1,217,065
AMERISAFE, Inc.	71,649	4,023,808
Apollo Global Management, Inc. - Class A	13,168	811,017
Arch Capital Group Ltd.(1)	6,682	255,119
Ares Management Corp. - Class A	8,757	646,529
Argo Group International Holdings Ltd.	162,297	8,475,149
Arthur J. Gallagher & Co.	217,802	32,376,267
Artisan Partners Asset Management, Inc. - Class A	7,283	356,284
Atlanticus Holdings Corp.(1)	630	33,428
Axos Financial, Inc.(1)	623	32,109

Blucora, Inc.(1)	2,190	34,142
Blue Foundry Bancorp(1)	403	5,557
Bridgewater Bancshares, Inc.(1)	576	10,086
Bright Health Group, Inc.(1)	4,655	37,985
Brightsphere Investment Group, Inc.	7,200	188,136
Brown & Brown, Inc.	1,034	57,335
BRP Group, Inc. - Class A(1)	5,806	193,282
Bryn Mawr Bank Corp.	188,802	8,675,452
Cadence BanCorp - Class A	4,989	109,558
Camden National Corp.	77,571	3,715,651
Citizens Financial Group, Inc.	5,418	254,538
Coastal Financial Corp.(1)	1,175	37,435
Cohen & Steers, Inc.	130,638	10,943,545
Columbia Banking System, Inc.	488,904	18,573,463
Columbia Financial, Inc.(1)	1,816	33,596
Credit Acceptance Corp.(1)	41	23,997
CrossFirst Bankshares, Inc.(1)	3,210	41,730
Cullen/Frost Bankers, Inc.	136,398	16,179,531
Curo Group Holdings Corp.	2,580	44,711
Customers Bancorp, Inc.(1)	271	11,658
Discover Financial Services	11,957	1,468,917
Donnelley Financial Solutions, Inc.(1)	266	9,209
Eastern Bankshares, Inc.	4,653	94,456
eHealth, Inc.(1)	861	34,871
Erie Indemnity Co. - Class A	1,241	221,419
Everest Re Group Ltd.	125,103	31,373,330
FactSet Research Systems, Inc.	2,359	931,286
FB Financial Corp.	392	16,809
First Financial Bankshares, Inc.	14,995	689,020
First Merchants Corp.	211,957	8,868,281
First Republic Bank	102,829	19,833,658
FirstCash, Inc.	347	30,363
Five Star Bancorp	249	5,961
Focus Financial Partners, Inc. - Class A(1)	195,665	10,246,976
GAMCO Investors, Inc. - Class A	567	14,957
GCM Grosvenor, Inc. - Class A	4,778	55,043
Glacier Bancorp, Inc.	1,513	83,745
GoHealth, Inc. - Class A(1)	2,923	14,703
Goosehead Insurance, Inc. - Class A	337	51,322
Great Western Bancorp, Inc.	184,166	6,029,595
Green Dot Corp. - Class A(1)	103,556	5,211,973
Greenhill & Co., Inc.	1,737	25,395
Hamilton Lane, Inc. - Class A	4,248	360,315
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	546	29,200
Heritage Insurance Holdings, Inc.	343	2,336
Hingham Institution for Savings	10	3,367
Houlihan Lokey, Inc. - Class A	175,080	16,124,868
Investors Bancorp, Inc.	10,360	156,540
Investors Title Co.	36	6,574
James River Group Holdings Ltd.	612	23,091
Kearny Financial Corp.	3,289	40,882
Kinsale Capital Group, Inc.	2,674	432,386
Lakeland Financial Corp.	200	14,248
Lemonade, Inc.(1)	285	19,098
LendingTree, Inc.(1)	1,463	204,571
Lincoln National Corp.	2,080	143,000
Live Oak Bancshares, Inc.	3,905	248,475
LPL Financial Holdings, Inc.	104,684	16,410,264

Luther Burbank Corp.	124	1,663
Markel Corp.(1)	165	197,196
MarketAxess Holdings, Inc.	16,466	6,927,082
Meta Financial Group, Inc.	1,047	54,947
Metrocity Bankshares, Inc.	578	12,121
Metropolitan Bank Holding Corp.(1)	64	5,395
Moelis & Co. - Class A	4,179	258,555
Morningstar, Inc.	1,531	396,575
MSCI, Inc. - Class A	54,205	32,975,070
Nasdaq, Inc.	128,452	24,793,805
NMI Holdings, Inc. - Class A(1)	637	14,403
Northern Trust Corp.	163,171	17,591,466
Open Lending Corp. - Class A(1)	162,237	5,851,889
Origin Bancorp, Inc.	616	26,088
Pacific Premier Bancorp, Inc.	1,201	49,769
PacWest Bancorp	169,846	7,697,421
Palomar Holdings, Inc. - Class A(1)	69,585	5,624,556
PennyMac Mortgage Investment Trust	2,283	44,952
Piper Sandler Companies	27,945	3,869,265
PJT Partners, Inc. - Class A	2,528	199,990
PRA Group, Inc.(1)	279,629	11,783,566
PROG Holdings, Inc.	306,433	12,873,250
Prosperity Bancshares, Inc.	186,687	13,279,046
Pzena Investment Management, Inc. - Class A	2,174	21,392
Raymond James Financial, Inc.	672	62,012
RBB Bancorp	273	6,882
Regional Management Corp.	436	25,366
RenaissanceRe Holdings Ltd.	1,495	208,403
RLI Corp.	4,716	472,873
Rocket Companies, Inc. - Class A	10,251	164,426
Ryan Specialty Group Holdings, Inc. - Class A(1)	100,783	3,413,520
Selectquote, Inc.(1)	17,406	225,060
ServisFirst Bancshares, Inc.	5,188	403,626
Signature Bank	54,264	14,775,002
Silvergate Capital Corp. - Class A(1)	47,853	5,527,022
Southern First Bancshares, Inc.(1)	426	22,791
StepStone Group, Inc. - Class A	5,313	226,546
Sterling Bancorp	1,098	27,406
Stock Yards Bancorp, Inc.	575	33,724
StoneX Group, Inc.(1)	204	13,444
SVB Financial Group(1)	118,269	76,505,851
Synchrony Financial	7,739	378,282
Synovus Financial Corp.	798	35,024
T Rowe Price Group, Inc.	5,409	1,063,950
Texas Capital Bancshares, Inc.(1)	2,376	142,608
Tradeweb Markets, Inc. - Class A	680,516	54,972,082
Triumph Bancorp, Inc.(1)	2,747	275,057
Trupanion, Inc.(1)	4,760	369,709
UMB Financial Corp.	66,051	6,387,792
Upstart Holdings, Inc.(1)	24,783	7,842,333
UWM Holdings Corp.	3,226	22,421
Value Line, Inc.	94	3,220
Veritex Holdings, Inc.	771	30,347
Virtus Investment Partners, Inc.	909	282,081
Walker & Dunlop, Inc.	81,684	9,271,134
Waterstone Financial, Inc.	257	5,266
West Bancorporation, Inc.	432	12,973
Western Alliance Bancorp	3,830	416,781

WisdomTree Investments, Inc.	12,133	68,794

Total Financials		555,245,896

Healthcare – 22.69%
10X Genomics, Inc. - Class A(1)	6,072	883,962
1Life Healthcare, Inc.(1)	14,501	293,645
4D Molecular Therapeutics, Inc.(1)	289	7,794
9 Meters Biopharma, Inc.(1)	29,996	38,995
Abcam Plc - ADR(1)	241,680	4,898,854
ABIOMED, Inc.(1)	3,218	1,047,523
Absci Corp.(1)	1,065	12,386
Acadia Healthcare Co., Inc.(1)	130,272	8,308,748
ACADIA Pharmaceuticals, Inc.(1)	15,003	249,200
Accelerate Diagnostics, Inc.(1)	6,009	35,032
Acceleron Pharma, Inc.(1)	3,816	656,734
Accolade, Inc.(1)	6,272	264,490
Accuray, Inc.(1)	11,084	43,782
Aclaris Therapeutics, Inc.(1)	6,266	112,788
Acumen Pharmaceuticals, Inc.(1)	737	10,952
Acutus Medical, Inc.(1)	2,323	20,535
Adagio Therapeutics, Inc.(1)	1,534	64,796
Adaptive Biotechnologies Corp.(1)	7,025	238,780
Addus HomeCare Corp.(1)	786	62,683
Aduro Bioteech, Inc.(1)(5)	5,254	15,762
Aerie Pharmaceuticals, Inc.(1)	5,214	59,440
Aerovate Therapeutics, Inc.(1)	749	15,714
Affimed NV(1)	14,347	88,664
Agenus, Inc.(1)	25,831	135,613
Agilent Technologies, Inc.	129,638	20,421,874
Agiliti, Inc.(1)	2,809	53,483
agilon health, Inc.(1)	4,623	121,169
Akebia Therapeutics, Inc.(1)	9,912	28,547
Akero Therapeutics, Inc.(1)	2,356	52,657
Akoya Biosciences, Inc.(1)	1,604	22,392
Albireo Pharma, Inc.(1)	1,669	52,073
Aldeyra Therapeutics, Inc.(1)	5,855	51,407
Alector, Inc.(1)	7,254	165,536
Align Technology, Inc.(1)	50,205	33,407,913
Alignment Healthcare, Inc.(1)	3,315	52,974
Aligos Therapeutics, Inc.(1)	2,664	41,319
Alkermes Plc(1)	20,390	628,828
Allakos, Inc.(1)	4,346	460,111
Allogene Therapeutics, Inc.(1)	3,554	91,338
Allovir, Inc.(1)	3,651	91,494
Alnylam Pharmaceuticals, Inc.(1)	49,303	9,308,899
Alpha Teknova, Inc.(1)	514	12,793
Alphatec Holdings, Inc.(1)	8,334	101,591
Alpine Immune Sciences, Inc.(1)	1,307	13,946
ALX Oncology Holdings, Inc.(1)	2,208	163,083
Amedisys, Inc.(1)	2,049	305,506
Amicus Therapeutics, Inc.(1)	32,915	314,338
AMN Healthcare Services, Inc.(1)	197,107	22,618,028
Amneal Pharmaceuticals, Inc.(1)	13,099	69,949
Amphastar Pharmaceuticals, Inc.(1)	1,377	26,177
Ampio Pharmaceuticals, Inc.(1)	23,639	39,241
Anavex Life Sciences Corp.(1)	8,080	145,036
Angion Biomedica Corp.(1)	2,762	26,985
Antares Pharma, Inc.(1)	21,421	77,972
Apellis Pharmaceuticals, Inc.(1)	123,329	4,064,924

Apollo Medical Holdings, Inc.(1)	4,679	426,023
Applied Molecular Transport, Inc.(1)	2,919	75,515
Applied Therapeutics, Inc.(1)	1,532	25,431
Apria, Inc.(1)	903	33,546
Apyx Medical Corp.(1)	4,198	58,142
AquaBounty Technologies, Inc.(1)	2,042	8,311
Arbutus Biopharma Corp.(1)	877	3,762
Arcutis Biotherapeutics, Inc.(1)	323	7,716
Ardelyx, Inc.(1)	7,562	9,982
Arena Pharmaceuticals, Inc.(1)	777	46,270
Argenx SE - ADR(1)	115,090	34,757,180
Arrowhead Pharmaceuticals, Inc.(1)	12,811	799,791
Arvinas, Inc.(1)	96,936	7,966,200
Ascendis Pharma - ADR(1)	272,967	43,508,210
Asensus Surgical, Inc.(1)	8,331	15,412
Aspira Women’s Health, Inc.(1)	8,343	27,115
Atara Biotherapeutics, Inc.(1)	809	14,481
Atea Pharmaceuticals, Inc.(1)	1,129	39,583
Athenex, Inc.(1)	5,812	17,494
Athersys, Inc.(1)	24,089	32,038
Atossa Therapeutics, Inc.(1)	964	3,143
AtriCure, Inc.(1)	83,503	5,807,634
Atrion Corp.	178	124,155
Avalo Therapeutics, Inc.(1)	6,046	13,180
Avantor, Inc.(1)	42,093	1,721,604
Aveanna Healthcare Holdings, Inc.(1)	4,756	38,143
Avid Bioservices, Inc.(1)	7,138	153,967
Avidity Biosciences, Inc.(1)	850	20,935
Avita Medical, Inc.(1)	3,147	55,765
Axogen, Inc.(1)	4,740	74,892
Axonics, Inc.(1)	45,652	2,971,489
Axsome Therapeutics, Inc.(1)	3,421	112,756
Beam Therapeutics, Inc.(1)	126,450	11,002,414
Berkeley Lights, Inc.(1)	6,048	118,299
Beyondspring, Inc.(1)	2,864	45,137
BioAtla, Inc.(1)	1,907	56,142
BioCryst Pharmaceuticals, Inc.(1)	2,209	31,743
BioDelivery Sciences International, Inc.(1)	11,282	40,728
Biodesix, Inc.(1)	1,358	11,163
Biohaven Pharmaceutical Holding Co. Ltd.(1)	52,167	7,246,518
BioLife Solutions, Inc.(1)	3,089	130,726
Biomea Fusion, Inc.(1)	962	11,515
Bionano Genomics, Inc.(1)	34,739	191,064
BioNTech SE - ADR(1)	32,811	8,957,075
Bio-Rad Laboratories, Inc. - Class A(1)	26,050	19,431,997
Bio-Techne Corp.	86,770	42,046,139
Bioventus, Inc. - Class A(1)	1,785	25,276
Bioxcel Therapeutics, Inc.(1)	2,065	62,673
Blueprint Medicines Corp.(1)	68,507	7,043,205
Bridgebio Pharma, Inc.(1)	8,993	421,502
Brooklyn ImmunoTherapeutics, Inc.(1)	3,185	29,620
Bruker Corp.	7,391	577,237
Butterfly Network, Inc.(1)	23,865	249,151
C4 Therapeutics, Inc.(1)	4,814	215,090
Cardinal Health, Inc.	12,394	613,007
Cardiovascular Systems, Inc.(1)	116,170	3,813,861
CareDx, Inc.(1)	6,267	397,140
Caribou Biosciences, Inc.(1)	1,406	33,561

Cassava Sciences, Inc.(1)	4,769	296,060
Castle Biosciences, Inc.(1)	2,408	160,132
Catalent, Inc.(1)	400,598	53,307,576
Celcuity, Inc.(1)	1,188	21,384
Celldex Therapeutics, Inc.(1)	4,440	239,716
CEL-SCI Corp.(1)	3,901	42,872
Century Therapeutics, Inc.(1)	878	22,090
Cerevel Therapeutics Holdings, Inc.(1)	5,331	157,264
Cerner Corp.	51,398	3,624,587
Certara, Inc.(1)	3,429	113,500
Cerus Corp.(1)	20,784	126,575
Charles River Laboratories International, Inc.(1)	3,389	1,398,539
Chemed Corp.	298	138,606
ChemoCentryx, Inc.(1)	440	7,524
Chimerix, Inc.(1)	6,214	38,465
ChromaDex Corp.(1)	5,545	34,767
ClearPoint Neuro, Inc.(1)	2,254	40,008
Clene, Inc.(1)	1,696	11,584
Clovis Oncology, Inc.(1)	13,476	60,103
Codex DNA, Inc.(1)	587	6,533
Codexis, Inc.(1)	7,577	176,241
Codiak Biosciences, Inc.(1)	2,129	34,767
Cogent Biosciences, Inc.(1)	1,251	10,521
Coherus Biosciences, Inc.(1)	7,955	127,837
Collegium Pharmaceutical, Inc.(1)	4,516	89,146
Community Health Systems, Inc.(1)	13,434	157,178
Compass Pathways Plc - ADR(1)	81,067	2,421,471
CONMED Corp.	143,552	18,780,908
Convey Holding Parent, Inc.(1)	1,088	9,139
Cooper Companies, Inc.	42,692	17,645,031
Corcept Therapeutics, Inc.(1)	12,016	236,475
CorMedix, Inc.(1)	517	2,404
Cortexyme, Inc.(1)	2,486	227,867
CorVel Corp.(1)	1,107	206,146
Crinetics Pharmaceuticals, Inc.(1)	4,526	95,272
Cross Country Healthcare, Inc.(1)	612	12,999
CryoLife, Inc.(1)	4,163	92,793
CryoPort, Inc.(1)	108,127	7,191,527
Cue Biopharma, Inc.(1)	3,701	53,924
Cullinan Oncology, Inc.(1)	293	6,613
CureVac NV(1)	3,833	209,358
Curis, Inc.(1)	8,773	68,693
Cutera, Inc.(1)	2,246	104,664
CVRx, Inc.(1)	862	14,257
Cyteir Therapeutics, Inc.(1)	633	11,109
Cytek Biosciences, Inc.(1)	1,620	34,684
Cytokinetics, Inc.(1)	9,190	328,451
CytomX Therapeutics, Inc.(1)	310,118	1,578,501
CytoSorbents Corp.(1)	5,523	44,847
DaVita, Inc.(1)	3,525	409,816
Day One Biopharmaceuticals, Inc.(1)	818	19,411
Deciphera Pharmaceuticals, Inc.(1)	4,261	144,789
Denali Therapeutics, Inc.(1)	11,556	583,000
Dentsply Sirona, Inc.	475,401	27,597,028
DermTech, Inc.(1)	82,233	2,640,502
Design Therapeutics, Inc.(1)	1,724	25,326
DexCom, Inc.(1)	92,905	50,806,028
Dicerna Pharmaceuticals, Inc.(1)	8,685	175,090

Durect Corp.(1)	31,974	40,927
Dynavax Technologies Corp. - Class A(1)	13,399	257,395
Eagle Pharmaceuticals, Inc.(1)	674	37,596
Eargo, Inc.(1)	2,391	16,091
Edgewise Therapeutics, Inc.(1)	1,469	24,385
Editas Medicine, Inc. - Class A(1)	110,856	4,553,964
Edwards Lifesciences Corp.(1)	308,975	34,979,060
Eliem Therapeutics, Inc.(1)	529	9,511
Enanta Pharmaceuticals, Inc.(1)	242	13,748
Encompass Health Corp.	4,070	305,413
Ensign Group, Inc.	6,695	501,389
Epizyme, Inc.(1)	11,271	57,708
Equillium, Inc.(1)	184,909	1,261,079
Erasca, Inc.(1)	1,520	32,254
Esperion Therapeutics, Inc.(1)	4,181	50,381
Evelo Biosciences, Inc.(1)	3,643	25,647
Evolent Health, Inc. - Class A(1)	1,916	59,396
Evolus, Inc.(1)	3,840	29,261
Exact Sciences Corp.(1)	189,432	18,081,284
Exagen, Inc.(1)	435	5,916
Exelixis, Inc.(1)	298,146	6,302,806
Fate Therapeutics, Inc.(1)	93,474	5,540,204
FibroGen, Inc.(1)	10,040	102,609
Figs, Inc. - Class A(1)	135,834	5,044,875
Finch Therapeutics Group, Inc.(1)	95	1,235
Flexion Therapeutics, Inc.(1)	5,692	34,721
Fluidigm Corp.(1)	778	5,127
Foghorn Therapeutics, Inc.(1)	343	4,778
Forian, Inc.(1)	1,916	19,773
Forte Biosciences, Inc.(1)	1,339	3,963
Fortress Biotech, Inc.(1)	8,304	26,739
Fulgent Genetics, Inc.(1)	295	26,535
G1 Therapeutics, Inc.(1)	2,710	36,368
Gemini Therapeutics, Inc. - Class A(1)	380	1,535
Generation Bio Co.(1)	120,053	3,009,729
Genmab - ADR(1)	586,808	25,643,510
Glaukos Corp.(1)	5,852	281,891
Global Blood Therapeutics, Inc.(1)	7,485	190,718
Globus Medical, Inc. - Class A(1)	246,076	18,854,343
Graphite Bio, Inc.(1)	1,208	19,799
Greenwich Lifesciences, Inc.(1)	461	18,011
GT Biopharma, Inc.(1)	1,966	13,251
Guardant Health, Inc.(1)	6,557	819,691
Haemonetics Corp.(1)	4,279	302,055
Halozyme Therapeutics, Inc.(1)	374,789	15,246,417
Hanger, Inc.(1)	4,672	102,597
Harmony Biosciences Holdings, Inc.(1)	2,858	109,547
Harpoon Therapeutics, Inc.(1)	2,240	17,696
Harvard Bioscience, Inc.(1)	4,579	31,961
Health Catalyst, Inc.(1)	109,331	5,467,643
HealthEquity, Inc.(1)	192,171	12,444,994
Heron Therapeutics, Inc.(1)	11,628	124,303
Heska Corp.(1)	1,271	328,604
Hologic, Inc.(1)	75,317	5,559,148
Hookipa Pharma, Inc.(1)	1,322	7,787
Horizon Therapeutics Plc(1)	59,385	6,505,033
Humanigen, Inc.(1)	5,569	33,024
iCAD, Inc.(1)	2,623	28,197

ICON Plc(1)	52,256	13,692,117
Icosavax, Inc.(1)	978	28,939
ICU Medical, Inc.(1)	43,526	10,158,098
Ideaya Biosciences, Inc.(1)	1,010	25,745
IDEXX Laboratories, Inc.(1)	24,091	14,982,193
IGM Biosciences, Inc.(1)	975	64,116
Illumina, Inc.(1)	6,248	2,534,251
Imago Biosciences, Inc.(1)	724	14,502
Immuneering Corp. - Class A(1)	618	16,408
ImmunityBio, Inc.(1)	856	8,337
ImmunoGen, Inc.(1)	14,032	79,561
Immunovant, Inc.(1)	3,406	29,598
Impel Neuropharma, Inc.(1)	380	4,628
Inari Medical, Inc.(1)	4,228	342,891
Incyte Corp.(1)	11,510	791,658
Infinity Pharmaceuticals, Inc.(1)	9,046	30,937
InfuSystem Holdings, Inc.(1)	2,139	27,871
Inhibrx, Inc.(1)	3,469	115,552
Innovage Holding Corp.(1)	2,143	14,165
Innoviva, Inc.(1)	771	12,883
Inogen, Inc.(1)	2,429	104,666
Inotiv, Inc.(1)	1,805	52,778
Inovalon Holdings, Inc. - Class A(1)	9,390	378,323
Insmed, Inc.(1)	14,340	394,924
Inspire Medical Systems, Inc.(1)	75,444	17,569,399
Instil Bio, Inc.(1)	902	16,123
Insulet Corp.(1)	59,000	16,769,570
Integra LifeSciences Holdings Corp.(1)	441,461	30,231,249
Intellia Therapeutics, Inc.(1)	137,289	18,417,319
Intercept Pharmaceuticals, Inc.(1)	3,379	50,178
Intersect ENT, Inc.(1)	4,263	115,954
Intra-Cellular Therapies, Inc.(1)	8,805	328,250
Invitae Corp.(1)	213,303	6,064,204
Ionis Pharmaceuticals, Inc.(1)	9,357	313,834
Iovance Biotherapeutics, Inc.(1)	3,184	78,517
IQVIA Holdings, Inc.(1)	6,841	1,638,693
iRadimed Corp.(1)	716	24,050
iRhythm Technologies, Inc.(1)	25,444	1,490,001
Ironwood Pharmaceuticals, Inc. - Class A(1)	18,198	237,666
IVERIC bio, Inc.(1)	2,577	41,850
Janux Therapeutics, Inc.(1)	973	21,046
Joint Corp.(1)	1,726	169,183
Kadmon Holdings, Inc.(1)	21,542	187,631
Kala Pharmaceuticals, Inc.(1)	3,675	9,629
Kaleido BioSciences, Inc.(1)	2,048	11,182
KalVista Pharmaceuticals, Inc.(1)	2,336	40,763
Karuna Therapeutics, Inc.(1)	2,783	340,444
Karyopharm Therapeutics, Inc.(1)	9,001	52,386
KemPharm, Inc.(1)	1,626	15,171
Keros Therapeutics, Inc.(1)	1,819	71,960
Kiniksa Pharmaceuticals Ltd. - Class A(1)	1,641	18,691
Kinnate Biopharma, Inc.(1)	670	15,423
Kodiak Sciences, Inc.(1)	4,169	400,141
Kronos Bio, Inc.(1)	127,453	2,671,415
Krystal Biotech, Inc.(1)	789	41,194
Kymera Therapeutics, Inc.(1)	115,703	6,796,394
Landos Biopharma, Inc.(1)	720	10,512
Lantheus Holdings, Inc.(1)	1,194	30,662

LeMaitre Vascular, Inc.	2,358	125,186
Lexicon Pharmaceuticals, Inc.(1)	3,145	15,127
LHC Group, Inc.(1)	86,743	13,610,844
LifeStance Health Group, Inc.(1)	3,578	51,881
Ligand Pharmaceuticals, Inc.(1)	34,081	4,748,165
LivaNova Plc(1)	5,320	421,291
Lyell Immunopharma, Inc.(1)	1,764	26,107
MacroGenics, Inc.(1)	179,998	3,769,158
Madrigal Pharmaceuticals, Inc.(1)	1,460	116,493
Magenta Therapeutics, Inc.(1)	4,822	35,104
MannKind Corp.(1)	3,019	13,133
Maravai LifeSciences Holdings, Inc. - Class A(1)	502,034	24,639,829
Marinus Pharmaceuticals, Inc.(1)	4,921	56,001
Masimo Corp.(1)	94,988	25,714,201
MaxCyte, Inc.(1)	1,200	14,652
McKesson Corp.	1,626	324,192
MEDNAX, Inc.(1)	5,147	146,329
Medpace Holdings, Inc.(1)	144,689	27,386,734
MEI Pharma, Inc.(1)	12,865	35,507
MeiraGTx Holdings Plc(1)	264	3,480
Meridian Bioscience, Inc.(1)	543	10,447
Merit Medical Systems, Inc.(1)	5,666	406,819
Mersana Therapeutics, Inc.(1)	7,396	69,744
Mesa Laboratories, Inc.	48,114	14,547,749
Mettler-Toledo International, Inc.(1)	1,666	2,294,682
MiMedx Group, Inc.(1)	9,184	55,655
Mind Medicine MindMed, Inc.(1)	43,638	101,677
Mirati Therapeutics, Inc.(1)	56,121	9,928,366
Mirum Pharmaceuticals, Inc.(1)	205	4,084
Misonix, Inc.(1)	764	19,329
Moderna, Inc.(1)	18,559	7,142,617
ModivCare, Inc.(1)	526	95,532
Molecular Templates, Inc.(1)	4,468	29,980
Molina Healthcare, Inc.(1)	639	173,367
Monte Rosa Therapeutics, Inc.(1)	855	19,049
Morphic Holding, Inc.(1)	2,555	144,715
Multiplan Corp.(1)	4,553	25,633
NanoString Technologies, Inc.(1)	5,201	249,700
NantHealth, Inc.(1)	1,763	2,838
Natera, Inc.(1)	192,354	21,435,930
National Research Corp.	1,749	73,755
Neogen Corp.(1)	118,294	5,137,508
NeoGenomics, Inc.(1)	441,622	21,303,845
Neoleukin Therapeutics, Inc.(1)	956	6,912
Neurocrine Biosciences, Inc.(1)	6,758	648,160
Neuronetics, Inc.(1)	2,697	17,692
NeuroPace, Inc.(1)	762	12,078
Nevro Corp.(1)	42,580	4,955,460
NexImmune, Inc.(1)	1,505	22,786
NGM Biopharmaceuticals, Inc.(1)	351	7,378
Novavax, Inc.(1)	5,359	1,110,974
Novocure Ltd.(1)	7,404	860,123
Nurix Therapeutics, Inc.(1)	3,546	106,238
Nuvalent, Inc. - Class A(1)	785	17,702
NuVasive, Inc.(1)	70,643	4,227,984
Nuvation Bio, Inc.(1)	7,027	69,848
Oak Street Health, Inc.(1)	6,440	273,893
Ocugen, Inc.(1)	22,877	164,257

Ocular Therapeutix, Inc.(1)	9,100	91,000
Olema Pharmaceuticals, Inc.(1)	1,479	40,761
Omega Therapeutics, Inc.(1)	558	10,518
Omeros Corp.(1)	7,493	103,328
Omnicell, Inc.(1)	151,645	22,508,667
OncoCyte Corp.(1)	6,149	21,890
Oncternal Therapeutics, Inc.(1)(5)	207	191
Ontrak, Inc.(1)	988	9,920
Opthea Ltd. - ADR(1)	22,168	177,566
OptimizeRx Corp.(1)	2,093	179,056
Oramed Pharmaceuticals, Inc.(1)	3,724	81,854
Organogenesis Holdings, Inc. - Class A(1)	4,461	63,525
ORIC Pharmaceuticals, Inc.(1)	143,419	2,998,891
Ortho Clinical Diagnostics Holdings Plc(1)	13,751	254,118
OrthoPediatrics Corp.(1)	1,885	123,486
Outlook Therapeutics, Inc.(1)	10,570	22,937
Outset Medical, Inc.(1)	5,688	281,215
Owens & Minor, Inc.	7,530	235,614
Oyster Point Pharma, Inc.(1)	81	960
Pacific Biosciences of California, Inc.(1)	11,054	282,430
Pacira BioSciences, Inc.(1)	82,474	4,618,544
Paratek Pharmaceuticals, Inc.(1)	8,250	40,095
Patterson Companies, Inc.	2,705	81,529
PAVmed, Inc.(1)	8,934	76,296
Pennant Group, Inc.(1)	3,186	89,495
Penumbra, Inc.(1)	2,442	650,793
PerkinElmer, Inc.	34,035	5,897,925
Personalis, Inc.(1)	330	6,349
PetIQ, Inc. - Class A(1)	3,284	82,001
Phathom Pharmaceuticals, Inc.(1)	2,602	83,524
Phibro Animal Health Corp. - Class A	2,541	54,733
Phreesia, Inc.(1)	6,290	388,093
Pliant Therapeutics, Inc.(1)	2,893	48,834
PMV Pharmaceuticals, Inc.(1)	102,363	3,050,417
Portage Biotech, Inc.(1)	67	1,361
PPD, Inc.(1)	4,704	220,100
Praxis Precision Medicines, Inc.(1)	233	4,308
Precigen, Inc.(1)	12,491	62,330
Precision BioSciences, Inc.(1)	6,365	73,452
Prelude Therapeutics, Inc.(1)	1,282	40,063
Prestige Consumer Healthcare, Inc.(1)	159,510	8,950,106
Privia Health Group, Inc.(1)	2,551	60,102
Progyny, Inc.(1)	8,053	450,968
Prometheus Biosciences, Inc.(1)	165	3,912
Protagonist Therapeutics, Inc.(1)	5,496	97,389
Prothena Corp. Plc(1)	3,374	240,330
PTC Therapeutics, Inc.(1)	8,703	323,839
Pulmonx Corp.(1)	3,302	118,806
Pulse Biosciences, Inc.(1)	1,602	34,603
Puma Biotechnology, Inc.(1)	4,744	33,255
Quanterix Corp.(1)	67,460	3,358,833
Quotient Ltd.(1)	9,386	21,963
R1 RCM, Inc.(1)	14,775	325,198
Radius Health, Inc.(1)	5,769	71,593
RadNet, Inc.(1)	6,063	177,707
Rain Therapeutics, Inc.(1)	551	8,243
Rallybio Corp.(1)	583	10,249
Rapid Micro Biosystems, Inc. - Class A(1)	602	11,119

RAPT Therapeutics, Inc.(1)	2,669	82,872
Reata Pharmaceuticals, Inc. - Class A(1)	2,970	298,812
Recursion Pharmaceuticals, Inc. - Class A(1)	2,372	54,580
REGENXBIO, Inc.(1)	2,578	108,070
Relay Therapeutics, Inc.(1)	191,516	6,038,499
Relmada Therapeutics, Inc.(1)	2,043	53,547
Reneo Pharmaceuticals, Inc.(1)	444	3,308
Repligen Corp.(1)	126,355	36,515,331
Replimune Group, Inc.(1)	85,321	2,528,914
ResMed, Inc.	37,914	9,992,235
Retractable Technologies, Inc.(1)	1,998	22,038
Revance Therapeutics, Inc.(1)	8,786	244,778
REVOLUTION Medicines, Inc.(1)	956	26,300
Rigel Pharmaceuticals, Inc.(1)	21,234	77,079
Rocket Pharmaceuticals, Inc.(1)	5,105	152,588
Royalty Pharma Plc - Class A	14,127	510,550
Rubius Therapeutics, Inc.(1)	177,163	3,167,674
RxSight, Inc.(1)	857	10,858
Sana Biotechnology, Inc.(1)	10,150	228,578
Sangamo Therapeutics, Inc.(1)	13,422	120,932
Sarepta Therapeutics, Inc.(1)	5,549	513,172
Scholar Rock Holding Corp.(1)	96,650	3,191,383
Schrodinger, Inc.(1)	5,646	308,723
Seagen, Inc.(1)	8,647	1,468,261
SeaSpine Holdings Corp.(1)	1,935	30,438
Seelos Therapeutics, Inc.(1)	12,531	30,200
Seer, Inc. - Class A(1)	1,996	68,922
Select Medical Holdings Corp.	14,109	510,323
Selecta Biosciences, Inc.(1)	1,104	4,593
Senseonics Holdings, Inc.(1)	53,102	180,016
Seres Therapeutics, Inc.(1)	8,261	57,497
Sesen Bio, Inc.(1)	20,035	15,892
Sharps Compliance Corp.(1)	1,662	13,745
Shattuck Labs, Inc.(1)	2,620	53,396
Shockwave Medical, Inc.(1)	78,103	16,079,846
SI-BONE, Inc.(1)	3,999	85,659
Sientra, Inc.(1)	5,965	34,179
SIGA Technologies, Inc.(1)	5,809	42,929
Sight Sciences, Inc.(1)	1,163	26,400
Sigilon Therapeutics, Inc.(1)	43	243
Silk Road Medical, Inc.(1)	4,204	231,346
Simulations Plus, Inc.	1,901	75,090
Singular Genomics Systems, Inc.(1)	898	10,049
SOC Telemed, Inc. - Class A(1)	6,130	13,854
Soliton, Inc.(1)	1,478	30,092
Sorrento Therapeutics, Inc.(1)	31,074	237,095
Sotera Health Co.(1)	7,221	188,829
Spectrum Pharmaceuticals, Inc.(1)	20,575	44,854
Spero Therapeutics, Inc.(1)	2,818	51,879
SpringWorks Therapeutics, Inc.(1)	334,152	21,198,603
STAAR Surgical Co.(1)	5,977	768,224
Stereotaxis, Inc.(1)	8,121	43,691
STERIS Plc	105,048	21,459,205
Stoke Therapeutics, Inc.(1)	2,402	61,107
Summit Therapeutics, Inc.(1)	3,410	17,084
Supernus Pharmaceuticals, Inc.(1)	96,317	2,568,774
Surgery Partners, Inc.(1)	130,738	5,535,447
Surmodics, Inc.(1)	1,730	96,188

Sutro Biopharma, Inc.(1)	370	6,989
Syndax Pharmaceuticals, Inc.(1)	1,259	24,059
Syneos Health, Inc. - Class A(1)	939	82,144
Syros Pharmaceuticals, Inc.(1)	3,195	14,282
Tabula Rasa HealthCare, Inc.(1)	2,793	73,205
Tactile Systems Technology, Inc.(1)	2,376	105,613
Talaris Therapeutics, Inc.(1)	658	8,922
Tandem Diabetes Care, Inc.(1)	217,944	26,018,155
Tarsus Pharmaceuticals, Inc.(1)	765	16,486
Taysha Gene Therapies, Inc.(1)	2,171	40,424
Teleflex, Inc.	598	225,177
Tenaya Therapeutics, Inc.(1)	1,031	21,290
Tenet Healthcare Corp.(1)	1,605	106,636
Terns Pharmaceuticals, Inc.(1)	1,218	12,692
TG Therapeutics, Inc.(1)	15,942	530,550
TherapeuticsMD, Inc.(1)	50,652	37,553
Theravance Biopharma, Inc.(1)	6,942	51,371
Tivity Health, Inc.(1)	3,408	78,588
TransMedics Group, Inc.(1)	3,221	106,583
Travere Therapeutics, Inc. - Class Preferred(1)	443	10,743
Treace Medical Concepts, Inc.(1)	1,490	40,081
Trevena, Inc.(1)	6,276	7,719
Trillium Therapeutics, Inc.(1)	2,034	35,717
Turning Point Therapeutics, Inc.(1)	628	41,718
Twist Bioscience Corp.(1)	44,079	4,715,131
Ultragenyx Pharmaceutical, Inc.(1)	3,478	313,681
UroGen Pharma Ltd.(1)	1,760	29,603
US Physical Therapy, Inc.	1,606	177,624
Utah Medical Products, Inc.	31	2,878
Vapotherm, Inc.(1)	2,942	65,518
Varex Imaging Corp.(1)	608	17,146
Vaxart, Inc.(1)	12,865	102,277
Vaxcyte, Inc.(1)	1,313	33,311
VBI Vaccines, Inc.(1)	19,291	59,995
Veeva Systems, Inc. - Class A(1)	225,748	65,053,801
Vera Therapeutics, Inc. - Class A(1)	530	9,196
Verastem, Inc.(1)	21,422	65,980
Vericel Corp.(1)	103,956	5,073,053
Verrica Pharmaceuticals, Inc.(1)	1,438	17,975
Verve Therapeutics, Inc.(1)	1,150	54,050
Viemed Healthcare, Inc.(1)	654	3,630
ViewRay, Inc.(1)	16,738	120,681
Vincerx Pharma, Inc.(1)	1,642	26,551
Vir Biotechnology, Inc.(1)	7,471	325,138
Viracta Therapeutics, Inc.(1)	887	7,114
VistaGen Therapeutics, Inc.(1)	18,805	51,526
Vocera Communications, Inc.(1)	4,307	197,088
Vor BioPharma, Inc.(1)	1,052	16,495
Waters Corp.(1)	102,546	36,639,686
WaVe Life Sciences Ltd.(1)	4,251	20,830
Werewolf Therapeutics, Inc.(1)	544	9,335
West Pharmaceutical Services, Inc.	70,894	30,097,339
Xencor, Inc.(1)	7,570	247,236
XOMA Corp.(1)	70	1,733
Y-mAbs Therapeutics, Inc.(1)	4,373	124,805
Zentalis Pharmaceuticals, Inc.(1)	4,410	293,882
ZIOPHARM Oncology, Inc.(1)	25,029	45,553
Zynex, Inc.(1)	2,320	26,425

Total Healthcare		1,387,153,486

Industrials – 14.98%
AAON, Inc.	5,199	339,703
Acuity Brands, Inc.	33,907	5,878,457
Advanced Drainage Systems, Inc.	155,327	16,801,722
Advent Technologies Holdings, Inc.(1)	1,550	13,485
Aerojet Rocketdyne Holdings, Inc.	7,396	322,096
Aerovironment, Inc.(1)	2,822	243,595
AGCO Corp.	444	54,403
AgEagle Aerial Systems, Inc.(1)	4,860	14,629
Alamo Group, Inc.	1,097	153,064
Alaska Air Group, Inc.(1)	97,226	5,697,444
Albany International Corp. - Class A	122,241	9,396,666
Allegiant Travel Co. - Class A(1)	1,923	375,908
Allegion Plc	4,932	651,912
Allied Motion Technologies, Inc.	1,494	46,732
Allison Transmission Holdings, Inc.	5,848	206,551
Alta Equipment Group, Inc.(1)	483	6,632
Altra Industrial Motion Corp.	257,271	14,239,950
Ameresco, Inc. - Class A(1)	62,666	3,661,574
AMETEK, Inc.	287,990	35,713,640
Applied Industrial Technologies, Inc.	4,834	435,688
Arcosa, Inc.	117,958	5,917,953
Armstrong World Industries, Inc.	1,649	157,430
Array Technologies, Inc.(1)	3,715	68,802
ASGN, Inc.(1)	5,882	665,489
Atkore, Inc.(1)	5,729	497,965
Atlas Technical Consultants, Inc.(1)	291	2,959
Avis Budget Group, Inc.(1)	109,520	12,760,175
Axon Enterprise, Inc.(1)	125,059	21,887,826
AZEK Co., Inc. - Class A(1)	182,820	6,678,415
Babcock & Wilcox Enterprises, Inc.(1)	1,935	12,403
Beacon Roofing Supply, Inc.(1)	155,235	7,414,024
Beam Global(1)	863	23,620
Blink Charging Co.(1)	4,594	131,434
Bloom Energy Corp. - Class A(1)	17,326	324,343
Blue Bird Corp.(1)	878	18,315
BlueLinx Holdings, Inc.(1)	1,198	58,558
Boise Cascade Co.	1,112	60,026
Booz Allen Hamilton Holding Corp. - Class A	9,679	768,029
Brink’s Co.	6,056	383,345
BWX Technologies, Inc.	5,170	278,456
Byrna Technologies, Inc.(1)	2,303	50,344
CAI International, Inc.	451	25,215
Carlisle Companies, Inc.	1,409	280,095
Carrier Global Corp.	29,517	1,527,800
Casella Waste Systems, Inc. - Class A(1)	5,604	425,568
CH Robinson Worldwide, Inc.	1,864	162,168
Chart Industries, Inc.(1)	86,296	16,492,029
Cimpress Plc(1)	2,105	182,777
Cintas Corp.	5,943	2,262,262
CIRCOR International, Inc.(1)	2,254	74,405
Clarivate Plc(1)	846,604	18,540,628
Comfort Systems USA, Inc.	4,452	317,517
Commercial Vehicle Group, Inc.(1)	1,397	13,216
Construction Partners, Inc. - Class A(1)	3,626	121,000
Copart, Inc.(1)	15,172	2,104,660
Core & Main, Inc. - Class A(1)	454,336	11,908,147

Cornerstone Building Brands, Inc.(1)	6,805	99,421
CoStar Group, Inc.(1)	228,743	19,685,623
Covanta Holding Corp.	15,010	302,001
CRA International, Inc.	793	78,777
CSW Industrials, Inc.	1,839	234,840
Custom Truck One Source, Inc.(1)	1,905	17,774
Daseke, Inc.(1)	5,056	46,566
Delta Air Lines, Inc.(1)	46,430	1,978,382
Desktop Metal, Inc. - Class A(1)	14,887	106,740
Donaldson Co., Inc.	1,146	65,792
Douglas Dynamics, Inc.	2,852	103,528
Driven Brands Holdings, Inc.(1)	101,244	2,924,939
Dycom Industries, Inc.(1)	3,033	216,071
Echo Global Logistics, Inc.(1)	1,015	48,426
EMCOR Group, Inc.	643	74,189
Energy Recovery, Inc.(1)	5,241	99,736
Enerpac Tool Group Corp. - Class A	7,599	157,527
EnerSys	581	43,250
Eos Energy Enterprises, Inc.(1)	5,378	75,453
Equifax, Inc.	3,359	851,238
ESCO Technologies, Inc.	267	20,559
EVI Industries, Inc.(1)	646	17,571
Evoqua Water Technologies Corp.(1)	233,365	8,765,189
ExOne Co.(1)	137	3,203
Expeditors International of Washington, Inc.	8,893	1,059,423
Exponent, Inc.	97,746	11,059,960
Fastenal Co.	36,930	1,905,957
Federal Signal Corp.	7,454	287,873
First Advantage Corp.(1)	3,338	63,589
Forrester Research, Inc.(1)	1,403	69,112
Fortive Corp.	886,780	62,580,065
Fortune Brands Home & Security, Inc.	2,529	226,143
Forward Air Corp.	3,387	281,189
Franklin Covey Co.(1)	1,539	62,776
Franklin Electric Co., Inc.	5,764	460,255
Frontier Group Holdings, Inc.(1)	4,557	71,955
FTC Solar, Inc.(1)	2,098	16,343
FuelCell Energy, Inc.(1)	31,218	208,848
Gates Industrial Corp. Plc(1)	683,650	11,122,986
Generac Holdings, Inc.(1)	167,810	68,578,913
Gibraltar Industries, Inc.(1)	1,170	81,490
Global Industrial Co.	1,178	44,634
Gorman-Rupp Co.	564	20,197
Graco, Inc.	172,558	12,073,883
GrafTech International Ltd.	22,341	230,559
GXO Logistics, Inc.(1)	91,891	7,207,930
H&E Equipment Services, Inc.	4,059	140,888
Harsco Corp.(1)	4,314	73,122
Healthcare Services Group, Inc.	4,802	120,002
HEICO Corp.	1,046	137,936
HEICO Corp. - Class A - Class A	47,028	5,569,526
Heidrick & Struggles International, Inc.	1,042	46,504
Helios Technologies, Inc.	4,020	330,082
Herc Holdings, Inc.(1)	6,522	1,066,086
Heritage-Crystal Clean, Inc.(1)	710	20,576
Hillenbrand, Inc.	5,013	213,804
HireQuest, Inc.	524	10,129
HNI Corp.	592	21,738

Howmet Aerospace, Inc.	2,082	64,958
Huron Consulting Group, Inc.(1)	302	15,704
Hydrofarm Holdings Group, Inc.(1)	4,836	183,043
Hyliion Holdings Corp.(1)	2,768	23,251
HyreCar, Inc.(1)	2,016	17,136
IAA, Inc.(1)	61,523	3,357,310
IDEX Corp.	75,978	15,723,647
IES Holdings, Inc.(1)	1,028	46,969
Infrastructure & Energy Alternatives, Inc.(1)	1,462	16,711
Ingersoll Rand, Inc.(1)	562,380	28,349,576
Insperity, Inc.	4,643	514,166
Insteel Industries, Inc.	191	7,268
Interface, Inc. - Class A	1,660	25,149
JB Hunt Transport Services, Inc.	24,132	4,035,353
JELD-WEN Holding, Inc.(1)	4,268	106,828
John Bean Technologies Corp.	36,978	5,197,258
Kadant, Inc.	1,431	292,067
Kansas City Southern	1,752	474,161
Karat Packaging, Inc.(1)	530	11,146
KBR, Inc.	15,740	620,156
Kforce, Inc.	2,561	152,738
Kornit Digital Ltd.(1)	215,235	31,153,114
Kratos Defense & Security Solutions, Inc.(1)	153,701	3,429,069
Landstar System, Inc.	44,288	6,989,532
Lawson Products, Inc.(1)	536	26,805
Legalzoom.com, Inc.(1)	229,617	6,061,889
Lincoln Electric Holdings, Inc.	4,202	541,176
Lindsay Corp.	1,211	183,818
Luxfer Holdings Plc	1,453	28,522
Lydall, Inc.(1)	965	59,917
Lyft, Inc. - Class A(1)	320,085	17,153,355
Masonite International Corp.(1)	3,005	318,921
McGrath RentCorp	2,058	148,073
Mercury Systems, Inc.(1)	59,962	2,843,398
Meritor, Inc.(1)	7,142	152,196
Middleby Corp.(1)	68,939	11,754,789
Miller Industries, Inc.	42	1,430
Montrose Environmental Group, Inc.(1)	2,890	178,429
MSA Safety, Inc.	748	108,984
MSC Industrial Direct Co., Inc. - Class A	132,465	10,622,368
Mueller Industries, Inc.	2,705	111,175
Mueller Water Products, Inc. - Class A	1,319	20,075
MYR Group, Inc.(1)	1,552	154,424
Nikola Corp.(1)	27,950	298,226
Nordson Corp.	120,350	28,661,352
NV5 Global, Inc.(1)	500	49,285
Old Dominion Freight Line, Inc.	40,994	11,723,464
Omega Flex, Inc.	405	57,789
PAE, Inc.(1)	9,872	59,035
PAM Transportation Services, Inc.(1)	84	3,778
Parker-Hannifin Corp.	1,545	432,013
PGT Innovations, Inc.(1)	3,446	65,819
Pitney Bowes, Inc.	8,164	58,862
Plug Power, Inc.(1)	37,162	949,117
Primoris Services Corp.	222,752	5,455,196
Proto Labs, Inc.(1)	553	36,830
Quanta Services, Inc.	53,879	6,132,508
Raven Industries, Inc.(1)	4,395	253,196

RBC Bearings, Inc.(1)	113,622	24,110,588
Regal Beloit Corp.	61,071	9,181,414
Resideo Technologies, Inc.(1)	2,054	50,919
REV Group, Inc.	520	8,923
Rexnord Corp.	8,122	522,163
Robert Half International, Inc.	6,961	698,397
Rockwell Automation, Inc.	88,464	26,011,955
Rollins, Inc.	15,421	544,824
Romeo Power, Inc.(1)	12,419	61,474
Saia, Inc.(1)	50,932	12,123,344
Shoals Technologies Group, Inc. - Class A(1)	164,857	4,596,213
Shyft Group, Inc.	4,265	162,113
Simpson Manufacturing Co., Inc.	138,374	14,801,867
SiteOne Landscape Supply, Inc.(1)	75,135	14,987,178
SP Plus Corp.(1)	2,875	88,176
Spirit AeroSystems Holdings, Inc. - Class A	2,197	97,085
SPX Corp.(1)	4,537	242,503
SPX FLOW, Inc.	33,060	2,416,686
Stem, Inc.(1)	6,034	144,152
Sterling Construction Co., Inc.(1)	682	15,461
Sun Country Airlines Holdings, Inc.(1)	2,105	70,602
Tennant Co.	2,298	169,937
Terex Corp.	8,841	372,206
Tetra Tech, Inc.	69,645	10,400,784
Textainer Group Holdings Ltd.(1)	760	26,532
Titan International, Inc.(1)	994	7,117
Toro Co.	269,227	26,225,402
TPI Composites, Inc.(1)	4,864	164,160
Trane Technologies Plc	8,433	1,455,957
Transcat, Inc.(1)	836	53,905
TransDigm Group, Inc.(1)	1,075	671,413
TransUnion	212,777	23,896,985
Trex Co., Inc.(1)	211,148	21,522,316
TriNet Group, Inc.(1)	5,122	484,439
TuSimple Holdings, Inc. - Class A(1)	294	10,916
UFP Industries, Inc.	6,746	458,593
UniFirst Corp.	38,591	8,205,218
United Rentals, Inc.(1)	28,013	9,830,602
Universal Logistics Holdings, Inc.	759	15,241
Upwork, Inc.(1)	14,965	673,874
US Ecology, Inc.(1)	502	16,240
Verisk Analytics, Inc. - Class A	116,803	23,392,137
Vertiv Holdings Co. - Class A	20,281	488,569
Viad Corp.(1)	2,599	118,021
Vicor Corp.(1)	144,743	19,418,721
Virgin Galactic Holdings, Inc.(1)	11,942	302,133
Wabash National Corp.	583	8,821
Watsco, Inc.	19,908	5,268,055
Watts Water Technologies, Inc. - Class A	1,912	321,388
Welbilt, Inc.(1)	16,258	377,836
Werner Enterprises, Inc.	827	36,611
WESCO International, Inc.(1)	1,079	124,430
Willdan Group, Inc.(1)	1,026	36,515
Willis Lease Finance Corp.(1)	35	1,302
WillScot Mobile Mini Holdings Corp. - Class A(1)	220,974	7,009,295
WW Grainger, Inc.	2,801	1,100,961
XPO Logistics, Inc.(1)	91,882	7,311,970
Xylem, Inc.	8,567	1,059,567
Yellow Corp.(1)	477	2,695

Total Industrials		915,821,942

Information Technology – 27.31%
3D Systems Corp.(1)	13,814	380,852
8x8, Inc.(1)	122,634	2,868,409
908 Devices, Inc.(1)	1,623	52,780
A10 Networks, Inc.(1)	6,473	87,256
ACI Worldwide, Inc.(1)	211,682	6,504,988
ADTRAN, Inc.	435	8,161
Advanced Energy Industries, Inc.	98,427	8,636,969
Agilysys, Inc.(1)	2,221	116,292
Akoustis Technologies, Inc.(1)	6,572	63,748
Alarm.com Holdings, Inc.(1)	5,886	460,226
Alkami Technology, Inc.(1)	967	23,866
Allegro MicroSystems, Inc.(1)	2,971	94,953
Alpha & Omega Semiconductor Ltd.(1)	2,125	66,661
Altair Engineering, Inc. - Class A(1)	127,997	8,824,113
Alteryx, Inc. - Class A(1)	4,257	311,187
Ambarella, Inc.(1)	210,761	32,823,918
American Software, Inc. - Class A	227,275	5,397,781
Amkor Technology, Inc.	2,570	64,121
Amphenol Corp. - Class A	30,150	2,207,884
Anaplan, Inc.(1)	347,185	21,140,095
ANSYS, Inc.(1)	13,931	4,742,809
Appfolio, Inc. - Class A(1)	2,336	281,254
Appian Corp. - Class A(1)	4,890	452,374
Arista Networks, Inc.(1)	62,332	21,419,768
Arlo Technologies, Inc.(1)	10,896	69,843
Asana, Inc. - Class A(1)	408,557	42,424,559
Aspen Technology, Inc.(1)	29,609	3,635,985
Atlassian Corp. Plc - Class A(1)	138,601	54,251,203
Atomera, Inc.(1)	2,477	57,194
Avalara, Inc.(1)	6,153	1,075,360
Avaya Holdings Corp.(1)	683,120	13,518,945
Avid Technology, Inc.(1)	4,494	129,966
Axcelis Technologies, Inc.(1)	4,105	193,058
Badger Meter, Inc.	3,647	368,858
Benefitfocus, Inc.(1)	2,140	23,754
Bentley Systems, Inc. - Class B	10,017	607,431
BigCommerce Holdings, Inc.(1)	219,323	11,106,517
Bill.com Holdings, Inc.(1)	116,910	31,209,125
Blackbaud, Inc.(1)	6,034	424,492
Blackline, Inc.(1)	6,789	801,509
Bottomline Technologies DE, Inc.(1)	957	37,591
Box, Inc. - Class A(1)	17,746	420,048
Brightcove, Inc.(1)	5,354	61,785
Broadridge Financial Solutions, Inc.	7,625	1,270,630
Brooks Automation, Inc.	43,811	4,484,056
BTRS Holdings, Inc.(1)	8,079	85,961
C3.ai, Inc. - Class A(1)	670	31,048
Cadence Design Systems, Inc.(1)	97,993	14,840,060
CalAmp Corp.(1)	4,658	46,347
Calix, Inc.(1)	378,148	18,691,856
Cambium Networks Corp.(1)	1,337	48,386
Cantaloupe, Inc.(1)	7,098	76,516
Casa Systems, Inc.(1)	3,642	24,693
Cass Information Systems, Inc.	332	13,894
CDK Global, Inc.	1,379	58,676

CDW Corp.	9,963	1,813,465
Cerence, Inc.(1)	4,838	464,980
Ceridian HCM Holding, Inc.(1)	230,710	25,982,560
CEVA, Inc.(1)	2,859	121,994
ChannelAdvisor Corp.(1)	2,533	63,908
Ciena Corp.(1)	74,995	3,850,993
Citrix Systems, Inc.	3,194	342,940
Clearfield, Inc.(1)	1,395	61,589
Cloudera, Inc.(1)	17,615	281,312
Cloudflare, Inc. - Class A(1)	17,676	1,991,201
CMC Materials, Inc.	43,350	5,342,021
Cognex Corp.	214,002	17,167,240
Coherent, Inc.(1)	1,587	396,893
Cohu, Inc.(1)	5,237	167,270
CommScope Holding Co., Inc.(1)	14,513	197,232
CommVault Systems, Inc.(1)	5,710	430,020
Cornerstone OnDemand, Inc.(1)	7,840	448,918
Corning, Inc.	18,786	685,501
Corsair Gaming, Inc.(1)	3,400	88,162
Couchbase, Inc.(1)	901	28,030
Coupa Software, Inc.(1)	18,352	4,022,391
Crowdstrike Holdings, Inc. - Class A(1)	14,300	3,514,654
CS Disco, Inc.(1)	728	34,900
CSG Systems International, Inc.	1,889	91,050
CTS Corp.	866	26,768
CyberArk Software Ltd.(1)	37,321	5,890,000
Datadog, Inc. - Class A(1)	218,466	30,880,169
Diebold Nixdorf, Inc.(1)	9,337	94,397
Digimarc Corp.(1)	1,503	51,763
Digital Turbine, Inc.(1)	11,483	789,456
DigitalOcean Holdings, Inc.(1)	143,822	11,164,902
Diodes, Inc.(1)	4,213	381,656
Dlocal Ltd. - Class A(1)	74,814	4,081,852
Docebo, Inc.(1)	76,805	5,590,636
DocuSign, Inc. - Class A(1)	29,349	7,555,313
Domo, Inc. - Class B(1)	3,438	290,305
DoubleVerify Holdings, Inc.(1)	1,075	36,722
Dropbox, Inc. - Class A(1)	21,993	642,635
Duck Creek Technologies, Inc.(1)	219,208	9,697,762
Dynatrace, Inc.(1)	13,437	953,624
DZS, Inc.(1)	869	10,654
Eastman Kodak Co.(1)	5,108	34,785
eGain Corp.(1)	1,103	11,251
Elastic NV(1)	82,418	12,279,458
EMCORE Corp.(1)	684	5,116
Endava Plc - ADR(1)	154,764	21,024,689
EngageSmart, Inc.(1)	72,883	2,482,395
Enphase Energy, Inc.(1)	67,107	10,064,037
Entegris, Inc.	142,358	17,922,872
Envestnet, Inc.(1)	98,403	7,895,857
EPAM Systems, Inc.(1)	16,363	9,334,764
Euronet Worldwide, Inc.(1)	2,594	330,164
Everbridge, Inc.(1)	49,936	7,542,333
EverCommerce, Inc.(1)	1,609	26,532
EVERTEC, Inc.	7,518	343,723
Evo Payments, Inc. - Class A(1)	5,993	141,914
ExlService Holdings, Inc.(1)	117,428	14,457,735
Extreme Networks, Inc.(1)	15,726	154,901

Fabrinet(1)	3,978	407,785
Fair Isaac Corp.(1)	1,999	795,462
FARO Technologies, Inc.(1)	1,172	77,129
FireEye, Inc.(1)	249,210	4,435,938
Five9, Inc.(1)	53,459	8,539,541
FleetCor Technologies, Inc.(1)	1,345	351,408
Flywire Corp.(1)	121,611	5,331,426
FormFactor, Inc.(1)	8,524	318,201
Fortinet, Inc.(1)	31,332	9,150,197
Freshworks, Inc. - Class A(1)	133,908	5,716,533
Gartner, Inc.(1)	5,905	1,794,411
Genpact Ltd.	677	32,164
Global Payments, Inc.	243,919	38,436,756
Globant SA(1)	52,305	14,698,228
GoDaddy, Inc. - Class A(1)	1,242	86,567
GreenBox POS(1)	2,017	16,721
GreenSky, Inc. - Class A(1)	8,907	99,580
Grid Dynamics Holdings, Inc.(1)	5,242	153,171
Guidewire Software, Inc.(1)	38,675	4,597,297
Hackett Group, Inc.	2,696	52,896
Harmonic, Inc.(1)	2,025	17,719
HP, Inc.	30,273	828,269
HubSpot, Inc.(1)	114,959	77,722,630
I3 Verticals, Inc. - Class A(1)	2,697	65,294
IBEX Holdings Ltd.(1)	704	11,968
Ichor Holdings Ltd.(1)	2,251	92,494
Identiv, Inc.(1)	2,585	48,701
II-VI, Inc.(1)	12,086	717,425
Impinj, Inc.(1)	2,319	132,484
Infinera Corp.(1)	23,049	191,768
Inseego Corp.(1)	2,053	13,673
Insight Enterprises, Inc.(1)	1,573	141,696
Instructure Holdings, Inc.(1)	305	6,890
Intapp, Inc.(1)	966	24,884
Intelligent Systems Corp.(1)	833	33,828
InterDigital, Inc.	1,539	104,375
International Money Express, Inc.(1)	4,158	69,439
IPG Photonics Corp.(1)	14,532	2,301,869
Iteris, Inc.(1)	4,869	25,708
Itron, Inc.(1)	4,623	349,637
J2 Global, Inc.(1)	5,497	751,000
Jabil, Inc.	8,207	479,043
Jack Henry & Associates, Inc.	1,386	227,387
Jamf Holding Corp.(1)	3,195	123,071
JFrog Ltd.(1)	91,308	3,058,818
Kaltura, Inc.(1)	1,171	12,050
Keysight Technologies, Inc.(1)	5,909	970,790
Kimball Electronics, Inc.(1)	183	4,716
Kopin Corp.(1)	9,493	48,699
Kulicke & Soffa Industries, Inc.	7,807	454,992
Lattice Semiconductor Corp.(1)	865,437	55,950,502
Littelfuse, Inc.	21,613	5,906,185
LivePerson, Inc.(1)	8,233	485,335
Luna Innovations, Inc.(1)	3,693	35,084
MACOM Technology Solutions Holdings, Inc.(1)	205,341	13,320,471
Manhattan Associates, Inc.(1)	98,290	15,041,319
Marathon Digital Holdings, Inc.(1)	651	20,559
Marqeta, Inc. - Class A(1)	126,612	2,800,657

MAXIMUS, Inc.	7,770	646,464
MaxLinear, Inc. - Class A(1)	8,844	435,567
McAfee Corp. - Class A	3,774	83,443
Medallia, Inc.(1)	147,764	5,004,767
MeridianLink, Inc.(1)	1,211	27,078
Meta Materials, Inc.(1)	27,265	157,592
Microchip Technology, Inc.	67,932	10,426,883
MicroStrategy, Inc. - Class A(1)	976	564,518
MicroVision, Inc.(1)	20,466	226,149
Mimecast Ltd.(1)	7,723	491,183
Mitek Systems, Inc.(1)	5,216	96,496
MKS Instruments, Inc.	3,371	508,718
Model N, Inc.(1)	4,129	138,322
Momentive Global, Inc.(1)	16,791	329,104
Monday.com Ltd.(1)	76,676	25,011,711
MongoDB, Inc. - Class A(1)	62,164	29,310,948
Monolithic Power Systems, Inc.	16,802	8,143,593
Napco Security Technologies, Inc.(1)	1,769	76,209
National Instruments Corp.	87,625	3,437,529
nCino, Inc.(1)	104,286	7,407,435
NCR Corp.(1)	3,109	120,505
NetApp, Inc.	10,757	965,548
New Relic, Inc.(1)	133,754	9,599,525
Nice Ltd. - ADR(1)	24,687	7,012,095
nLight, Inc.(1)	5,322	150,027
NortonLifeLock, Inc.	10,471	264,916
Novanta, Inc.(1)	4,390	678,255
Nuance Communications, Inc.(1)	7,821	430,468
Nutanix, Inc. - Class A(1)	553,950	20,883,915
NVE Corp.	603	38,574
Okta, Inc. - Class A(1)	104,532	24,809,625
ON Semiconductor Corp.(1)	291,680	13,350,194
ON24, Inc.(1)	2,204	43,948
OneSpan, Inc.(1)	4,518	84,848
Onto Innovation, Inc.(1)	198,652	14,352,607
OSI Systems, Inc.(1)	206	19,529
Ouster, Inc.(1)	5,190	37,991
PagerDuty, Inc.(1)	10,342	428,366
Palantir Technologies, Inc. - Class A(1)	117,885	2,833,955
Palo Alto Networks, Inc.(1)	93,367	44,722,793
PAR Technology Corp.(1)	3,199	196,770
Paya Holdings, Inc. - Class A(1)	342,354	3,721,388
Paychex, Inc.	20,382	2,291,956
Paycom Software, Inc.(1)	3,679	1,823,864
Paycor HCM, Inc.(1)	1,059	37,234
Paylocity Holding Corp.(1)	2,710	759,884
Paymentus Holdings, Inc. - Class A(1)	117,183	2,887,389
Pegasystems, Inc.	2,816	357,914
Perficient, Inc.(1)	4,044	467,891
Plantronics, Inc.(1)	2,222	57,128
Plexus Corp.(1)	3,075	274,936
Power Integrations, Inc.	71,590	7,086,694
Priority Technology Holdings, Inc.(1)	1,135	7,582
Procore Technologies, Inc.(1)	530	47,350
Progress Software Corp.	5,466	268,873
PROS Holdings, Inc.(1)	88,212	3,129,762
PTC, Inc.(1)	53,317	6,386,843
Pure Storage, Inc. - Class A(1)	881,876	22,188,000

Q2 Holdings, Inc.(1)	106,592	8,542,283
QAD, Inc. - Class A	1,319	115,267
Qualys, Inc.(1)	105,899	11,785,500
Rackspace Technology, Inc.(1)	5,111	72,678
Rapid7, Inc.(1)	53,586	6,056,290
Rekor Systems, Inc.(1)	2,543	29,219
Repay Holdings Corp. - Class A(1)	146,228	3,367,631
Rimini Street, Inc.(1)	5,450	52,593
RingCentral, Inc. - Class A(1)	24,751	5,383,343
Riot Blockchain, Inc.(1)	10,502	269,901
Rogers Corp.(1)	2,046	381,538
Sabre Corp.(1)	23,048	272,888
Sailpoint Technologies Holdings, Inc.(1)	11,651	499,595
Sapiens International Corp. NV	3,801	109,393
Semtech Corp.(1)	111,203	8,670,498
ServiceNow, Inc.(1)	16,281	10,131,178
Shift4 Payments, Inc. - Class A(1)	65,997	5,116,087
ShotSpotter, Inc.(1)	1,010	36,734
Silicon Laboratories, Inc.(1)	144,085	20,194,954
SiTime Corp.(1)	95,745	19,548,257
SkyWater Technology, Inc.(1)	881	23,963
Skyworks Solutions, Inc.	112,813	18,589,326
SMART Global Holdings, Inc.(1)	2,249	100,081
Smartsheet, Inc. - Class A(1)	266,106	18,313,415
Splunk, Inc.(1)	11,895	1,721,325
Sprout Social, Inc. - Class A(1)	157,712	19,232,978
SPS Commerce, Inc.(1)	129,216	20,843,833
StoneCo Ltd. - Class A(1)	14,957	519,307
Sumo Logic, Inc.(1)	10,552	170,098
SunPower Corp. - Class A(1)	7,902	179,217
Switch, Inc. - Class A	8,329	211,473
Synaptics, Inc.(1)	85,202	15,313,355
Synopsys, Inc.(1)	126,559	37,893,030
Teledyne Technologies, Inc.(1)	48,803	20,964,793
Telos Corp.(1)	216,970	6,166,287
Tenable Holdings, Inc.(1)	11,281	520,505
Teradata Corp.(1)	249,045	14,282,731
Teradyne, Inc.	12,058	1,316,372
Trade Desk, Inc. - Class A(1)	31,089	2,185,557
Trimble, Inc.(1)	362,655	29,828,374
TTEC Holdings, Inc.	2,336	218,486
Tucows, Inc. - Class A(1)	1,211	95,608
Turtle Beach Corp.(1)	1,466	40,784
Tyler Technologies, Inc.(1)	45,492	20,864,906
Ubiquiti, Inc.	419	125,143
Ultra Clean Holdings, Inc.(1)	5,568	237,197
Unisys Corp.(1)	6,534	164,265
Unity Software, Inc.(1)	32,418	4,092,773
Universal Display Corp.	3,123	533,908
Upland Software, Inc.(1)	3,731	124,765
Varonis Systems, Inc. - Class B(1)	446,026	27,140,682
Velodyne Lidar, Inc.(1)	9,466	56,039
Veritone, Inc.(1)	3,454	82,516
Verra Mobility Corp. - Class A(1)	16,785	252,950
Viant Technology, Inc. - Class A(1)	1,664	20,334
Viavi Solutions, Inc.(1)	349,457	5,500,453
Vishay Intertechnology, Inc.	2,266	45,524
Vonage Holdings Corp.(1)	264,942	4,270,865

Vontier Corp.	6,557	220,315
Western Union Co.	7,231	146,211
WEX, Inc.(1)	33,546	5,908,792
Wix.com Ltd.(1)	41,471	8,127,072
WNS Holdings Ltd. - ADR(1)	78,905	6,454,429
Workday, Inc. - Class A(1)	145,081	36,254,291
Workiva, Inc. - Class A(1)	5,336	752,163
Xilinx, Inc.	17,850	2,695,172
Yext, Inc.(1)	13,955	167,879
Zebra Technologies Corp. - Class A(1)	3,863	1,991,067
Zendesk, Inc.(1)	213,645	24,866,142
Zix Corp.(1)	6,650	47,016
Zscaler, Inc.(1)	301,436	79,042,548
Zuora, Inc. - Class A(1)	13,948	231,258

Total Information Technology		1,669,709,266

Materials – 2.32%
Albemarle Corp.	69,227	15,158,636
Allegheny Technologies, Inc.(1)	9,696	161,244
American Vanguard Corp.	820	12,341
Amyris, Inc.(1)	2,267	31,126
AptarGroup, Inc.	184,155	21,978,899
Avery Dennison Corp.	3,174	657,685
Avient Corp.	1,177	54,554
Axalta Coating Systems Ltd.(1)	2,650	77,353
Balchem Corp.	27,705	4,019,164
Ball Corp.	184,936	16,638,692
Berry Global Group, Inc.(1)	141,304	8,602,587
Cabot Corp.	7,022	351,943
Celanese Corp. - Class A	2,949	444,237
Century Aluminum Co.(1)	345	4,640
Chase Corp.	63,932	6,530,654
Chemours Co.	6,074	176,510
Cleveland-Cliffs, Inc.(1)	503,082	9,966,054
Coeur Mining, Inc.(1)	21,781	134,389
Compass Minerals International, Inc.	4,476	288,254
Crown Holdings, Inc.	1,148	115,695
Danimer Scientific, Inc.(1)	8,298	135,589
Diversey Holdings Ltd.(1)	2,756	44,206
Ferro Corp.(1)	8,524	173,378
FMC Corp.	2,383	218,187
Forterra, Inc.(1)	3,769	88,798
Gatos Silver, Inc.(1)	4,855	56,464
Graphic Packaging Holding Co.	598,870	11,402,485
Greif, Inc. - Class A	463	29,910
Greif, Inc. - Class B	77	4,990
Hawkins, Inc.	1,623	56,610
HB Fuller Co.	1,167	75,341
Hecla Mining Co.	19,493	107,211
Ingevity Corp.(1)	88,708	6,331,090
Innospec, Inc.	71,416	6,014,656
Kaiser Aluminum Corp.	234	25,497
Kronos Worldwide, Inc.	476	5,907
Livent Corp.(1)	20,684	478,007
Louisiana-Pacific Corp.	536	32,894
LyondellBasell Industries NV - Class A	2,347	220,266
Marrone Bio Innovations, Inc.(1)	11,330	10,208
Materion Corp.	978	67,130
MP Materials Corp.(1)	342,038	11,023,885

Myers Industries, Inc.	2,279	44,600
Novagold Resources, Inc.(1)	29,463	202,705
O-I Glass, Inc.(1)	19,626	280,063
Olin Corp.	787	37,973
Orion Engineered Carbons SA(1)	7,666	139,751
Perpetua Resources Corp.(1)	3,038	15,129
PolyMet Mining Corp.(1)	1,072	3,270
PPG Industries, Inc.	7,254	1,037,395
PureCycle Technologies, Inc.(1)	4,013	53,293
Quaker Chemical Corp.	1,671	397,230
Ranpak Holdings Corp. - Class A(1)	691	18,533
RPM International, Inc.	5,383	417,990
Ryerson Holding Corp.	1,865	41,534
Schnitzer Steel Industries, Inc. - Class A	265	11,610
Scotts Miracle-Gro Co.	2,957	432,787
Sealed Air Corp.	5,919	324,302
Sensient Technologies Corp.	2,718	247,555
Steel Dynamics, Inc.	2,695	157,604
Stepan Co.	224	25,299
Summit Materials, Inc. - Class A(1)	490,474	15,680,454
Tredegar Corp.	2,517	30,657
Trinseo SA	4,861	262,397
UFP Technologies, Inc.(1)	59	3,634
United States Lime & Minerals, Inc.	17	2,054
Warrior Met Coal, Inc.	549	12,775
Westlake Chemical Corp.	479	43,656
Zymergen, Inc.(1)	580	7,639

Total Materials		141,939,255

Real Estate – 0.75%
Agree Realty Corp.	91,404	6,053,687
Alexander’s, Inc.	282	73,495
American Finance Trust, Inc.	1,329	10,685
CatchMark Timber Trust, Inc. - Class A	4,292	50,946
CBRE Group, Inc. - Class A(1)	1,270	123,647
Clipper Realty, Inc.	1,427	11,559
Community Healthcare Trust, Inc.	1,961	88,618
CoreSite Realty Corp.	2,469	342,055
Corporate Office Properties Trust	217,115	5,857,763
Cushman & Wakefield Plc(1)	17,264	321,283
EastGroup Properties, Inc.	4,980	829,817
Equity LifeStyle Properties, Inc.	6,682	521,864
eXp World Holdings, Inc.	7,779	309,371
Extra Space Storage, Inc.	849	142,623
Fathom Holdings, Inc.(1)	579	15,459
FirstService Corp.	32,591	5,882,024
Forestar Group, Inc.(1)	454	8,458
Gladstone Commercial Corp.	1,396	29,358
Gladstone Land Corp.	2,149	48,933
Indus Realty Trust, Inc.	373	26,147
Innovative Industrial Properties, Inc. - Class A	1,548	357,851
Iron Mountain, Inc.	14,571	633,110
Lamar Advertising Co. - Class A	5,439	617,055
Marcus & Millichap, Inc.(1)	282	11,455
Monmouth Real Estate Investment Corp.	1,673	31,201
National Storage Affiliates Trust	60,053	3,170,198
Newmark Group, Inc. - Class A	18,611	266,323
NexPoint Residential Trust, Inc.	508	31,435
Opendoor Technologies, Inc.(1)	6,168	126,629

Outfront Media, Inc.	3,655	92,106
Pebblebrook Hotel Trust	277,006	6,207,704
Phillips Edison & Co., Inc.	317	9,735
PS Business Parks, Inc.	2,090	327,587
Rafael Holdings, Inc. - Class B(1)	1,287	39,550
Redfin Corp.(1)	12,647	633,615
RMR Group, Inc. - Class A	184	6,155
Ryman Hospitality Properties, Inc.(1)	6,156	515,257
Safehold, Inc.	1,515	108,913
Saul Centers, Inc.	1,363	60,054
SBA Communications Corp. - Class A	1,329	439,328
Simon Property Group, Inc.	20,576	2,674,263
St Joe Co.	4,162	175,220
Tanger Factory Outlet Centers, Inc.	4,200	68,460
Terreno Realty Corp.	131,052	8,286,418
UMH Properties, Inc.	5,047	115,576
Universal Health Realty Income Trust	1,522	84,121

Total Real Estate		45,837,111

Utilities – 0.02%
American States Water Co.	2,331	199,347
Brookfield Renewable Corp. - Class A	2,288	88,797
Cadiz, Inc.(1)	115	810
Clearway Energy, Inc. - Class A	1,178	33,220
Clearway Energy, Inc. - Class C	2,445	74,010
Global Water Resources, Inc.	1,671	31,281
Middlesex Water Co.	810	83,252
NRG Energy, Inc.	8,000	326,640
Pure Cycle Corp.(1)	1,962	26,114
Sunnova Energy International, Inc.(1)	1,572	51,782
Via Renewables, Inc. - Class A	1,366	13,919
York Water Co.	1,073	46,869

Total Utilities		976,041

Total Common Stocks (Cost: $4,224,509,419)		5,987,989,015

	Principal Amount	Value
BONDS & NOTES – 0.00%(2)
Corporate Bonds – 0.00%(2)
Financials – 0.00%(2)
GAMCO Investors, Inc.
4.00%, 06/15/2023(3)	$3,000	2,985

Total Financials		2,985

Total Corporate Bonds (Cost: $-)		2,985

Total Bonds & Notes (Cost: $-)		2,985

	Shares	Value
SHORT-TERM INVESTMENTS – 2.39%
Money Market Funds – 1.84%
Goldman Sachs Financial Square Government Fund - Class I, 0.03%(4)	112,716,127	112,716,127

Total Money Market Funds (Cost: $112,716,127)		$112,716,127

	Principal Amount	Value
Time Deposits – 0.55%
ANZ, London, 0.01% due 10/01/2021	$4,649,801	4,649,801
BNP Paribas, Paris, 0.01% due 10/01/2021	1,424,751	1,424,751
ING Bank, Amsterdam, 0.01% due 10/01/2021	1,090,438	1,090,438
National Australia Bank, London, 0.01% due 10/01/2021	163,313	163,313

Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 10/01/2021	13,432,914	13,432,914
Sumitomo, Tokyo, 0.01% due 10/01/2021	12,588,540	12,588,540

Total Time Deposits (Cost: $33,349,757)		33,349,757

Total Short-Term Investments (Cost: $146,065,884)		146,065,884

TOTAL INVESTMENTS IN SECURITIES – 100.33%
(Cost: $4,370,575,303)		6,134,057,884

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.33)%		(20,288,843)

TOTAL NET ASSETS – 100.00%		$6,113,769,041

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of September 30, 2021.
(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $15,953, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
4	S&P 500 E-mini Future	Morgan Stanley	Dec. 2021	$890,202	$859,550	$(30,652)
2	S&P MidCap 400 E-mini Future	Morgan Stanley	Dec. 2021	538,456	526,640	(11,816)
11	E-mini Russell 2000 Future	Morgan Stanley	Dec. 2021	1,205,863	1,210,440	4,578

						$(37,890)

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.03%
Communication Services – 1.79%
Activision Blizzard, Inc.	91,480	$7,079,637
Advantage Solutions, Inc.(1)	28,519	246,689
Altice USA, Inc. - Class A(1)	1,864	38,622
Altice USA, Inc. - Class A(1)	193,353	7,359,015
AMC Networks, Inc. - Class A(1)	71,272	3,320,562
Anterix, Inc.(1)	3,014	182,950
ATN International, Inc.	4,134	193,678
Boston Omaha Corp. - Class A(1)	6,524	253,001
Cable One, Inc.	75	135,985
Cars.com, Inc.(1)	22,274	281,766
Chicken Soup For The Soul Entertainment, Inc. - Class A(1)	2,067	47,272
Cinemark Holdings, Inc.(1)	7,131	136,987
Clear Channel Outdoor Holdings, Inc. - Class A(1)	124,372	337,048
comScore, Inc.(1)	25,838	100,768
Consolidated Communications Holdings, Inc.(1)	27,240	250,336
CuriosityStream, Inc.(1)	8,001	84,331
Daily Journal Corp.(1)	453	145,128
Digital Media Solutions, Inc. - Class A(1)	1,149	8,330
Discovery, Inc. - Class A(1)	4,946	125,529
Discovery, Inc. - Class C(1)	9,408	228,332
DISH Network Corp. - Class A(1)	7,410	322,039
EchoStar Corp. - Class A(1)	14,858	379,028
Emerald Holding, Inc.(1)	8,635	37,476
Entercom Communications Corp. - Class A(1)	44,294	163,002
Entravision Communications Corp. - Class A	165,098	1,172,196
Eros STX Global Corp.(1)	118,068	108,564
EW Scripps Co. - Class A	21,415	386,755
Fluent, Inc.(1)	15,046	34,154
Fox Corp. - Class A	9,726	390,110
Fox Corp. - Class B	4,490	166,669
Gannett Co., Inc.(1)	52,559	351,094
Globalstar, Inc.(1)	28,235	47,152
Gogo, Inc.(1)	20,458	353,923
Gray Television, Inc.	32,068	731,792
Hemisphere Media Group, Inc. - Class A(1)	6,168	75,126
IAC/InterActiveCorp(1)	2,283	297,452
IDT Corp. - Class B(1)	1,908	80,041
iHeartMedia, Inc. - Class A(1)	22,823	571,031
IMAX Corp.(1)	354,968	6,737,293
Integral Ad Science Holding Corp.(1)	3,266	67,378
Interpublic Group of Companies, Inc.	11,884	435,786
Iridium Communications, Inc.(1)	10,833	431,695
John Wiley & Sons, Inc. - Class A	16,145	842,930
Liberty Broadband Corp. - Class A(1)	744	125,252
Liberty Broadband Corp. - Class C(1)	4,378	756,081
Liberty Latin America Ltd. - Class A(1)	16,638	217,625
Liberty Latin America Ltd. - Class C(1)	56,816	745,426
Liberty Media Corp.-Liberty Formula One - Class A(1)	748	35,193
Liberty Media Corp.-Liberty Formula One - Class C(1)	149,081	7,664,254
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	2,362	111,416
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	4,847	230,087
Liberty TripAdvisor Holdings, Inc. - Class A(1)	6,683	20,650
Lions Gate Entertainment Corp. - Class A(1)	22,985	326,157
Lions Gate Entertainment Corp. - Class B(1)	42,626	554,138
Live Nation Entertainment, Inc.(1)	89,363	8,143,650
Lumen Technologies, Inc.	33,151	410,741
Madison Square Garden Entertainment Corp.(1)	9,735	707,442
Madison Square Garden Sports Corp. - Class A(1)	350	65,083
Marcus Corp.(1)	8,479	147,959
MediaAlpha, Inc. - Class A(1)	678	12,665
Meredith Corp.(1)	5,477	305,069
National CineMedia, Inc.	22,211	79,071
New York Times Co. - Class A	4,954	244,084
News Corp. - Class A	11,973	281,725
News Corp. - Class B	3,451	80,167
Nexstar Media Group, Inc. - Class A	241,704	36,729,340
Omnicom Group, Inc.	6,505	471,352
Ooma, Inc.(1)	3,468	64,539
Outbrain, Inc.(1)	1,527	22,600
Radius Global Infrastructure, Inc. - Class A(1)	21,894	357,529
Scholastic Corp.	9,942	354,432
Shenandoah Telecommunications Co.	12,018	379,528
Sinclair Broadcast Group, Inc. - Class A	14,548	460,881
Sirius XM Holdings, Inc.	26,877	163,950
Stagwell, Inc.(1)	21,097	161,814
Take-Two Interactive Software, Inc.(1)	2,797	430,934
TEGNA, Inc.	843,380	16,631,454
Telephone & Data Systems, Inc.	37,738	735,891
Thryv Holdings, Inc.(1)	414	12,437
Townsquare Media, Inc. - Class A(1)	14,404	188,260

TripAdvisor, Inc.(1)	1,144	38,724
TrueCar, Inc.(1)	35,822	149,020
Twitter, Inc.(1)	21,073	1,272,598
United States Cellular Corp.(1)	5,766	183,878
ViacomCBS, Inc. - Class A	331	13,925
ViacomCBS, Inc. - Class B	113,099	4,468,542
Vimeo, Inc.(1)	295	8,664
WideOpenWest, Inc.(1)	7,436	146,117
World Wrestling Entertainment, Inc. - Class A	185	10,408
Yelp, Inc. - Class A(1)	144,168	5,368,816
Zynga, Inc. - Class A(1)	15,610	117,543

Total Communication Services		124,945,763

Consumer Discretionary – 12.27%
1-800-Flowers.com, Inc. - Class A(1)	359,720	10,975,057
1stdibs.com, Inc.(1)	457	5,667
2U, Inc.(1)	4,181	140,356
Aaron’s Co., Inc.	37,233	1,025,397
Abercrombie & Fitch Co. - Class A(1)	21,053	792,224
Academy Sports & Outdoors, Inc.(1)	29,140	1,166,183
Accel Entertainment, Inc. - Class A(1)	73,391	890,967
Acushnet Holdings Corp.	9,024	421,421
Adient Plc(1)	31,453	1,303,727
Adtalem Global Education, Inc.(1)	18,502	699,561
Advance Auto Parts, Inc.	26,584	5,553,132
American Axle & Manufacturing Holdings, Inc.(1)	231,606	2,040,449
American Outdoor Brands, Inc.(1)	5,186	127,368
American Public Education, Inc.(1)	6,970	178,502
America’s Car-Mart, Inc.(1)	372	43,442
Aptiv Plc(1)	6,650	990,651
Aramark	834,866	27,433,697
Asbury Automotive Group, Inc.(1)	63,225	12,438,887
AutoNation, Inc.(1)	1,371	166,933
AutoZone, Inc.(1)	16,212	27,527,814
Barnes & Noble Education, Inc.(1)	14,173	141,588
Bassett Furniture Industries, Inc.	3,295	59,672
Bath & Body Works, Inc.	3,124	196,906
Beazer Homes USA, Inc.(1)	10,447	180,211
Bed Bath & Beyond, Inc.(1)	34,925	603,329
Best Buy Co., Inc.	109,795	11,606,429
Big 5 Sporting Goods Corp.	7,728	178,053
Big Lots, Inc.	57,005	2,471,737
Biglari Holdings, Inc. - Class B(1)	321	55,151
BJ’s Restaurants, Inc.(1)	12,614	526,761
Bluegreen Vacations Holding Corp. - Class A(1)	5,366	138,443
BorgWarner, Inc.	332,784	14,379,597
Boyd Gaming Corp.(1)	1,919	121,396
Bright Horizons Family Solutions, Inc.(1)	370	51,585
Brinker International, Inc.(1)	148,180	7,268,229
Brunswick Corp.	139,774	13,316,269
Buckle, Inc.	697	27,594
Burlington Stores, Inc.(1)	115	32,611
Caesars Entertainment, Inc.(1)	2,345	263,297
Callaway Golf Co.(1)	209,026	5,775,388
Canoo, Inc.(1)	21,519	165,481
Capri Holdings Ltd.(1)	4,416	213,779
CarLotz, Inc.(1)	26,075	99,346
CarMax, Inc.(1)	4,501	575,948
Carnival Corp.(1)	113,998	2,851,090
Carriage Services, Inc. - Class A	5,009	223,351
Carrols Restaurant Group, Inc.	12,875	47,123
Carter’s, Inc.	86,650	8,425,846
Cato Corp. - Class A	7,254	119,981
Cavco Industries, Inc.(1)	1,018	241,001
Century Communities, Inc.	3,942	242,236
Chegg, Inc.(1)	995	67,680
Chico’s FAS, Inc.(1)	35,680	160,203
Chuy’s Holdings, Inc.(1)	3,965	125,016
Columbia Sportswear Co.	1,117	107,053
Conn’s, Inc.(1)	6,566	149,902
Container Store Group, Inc.(1)	11,774	112,088
Cooper-Standard Holdings, Inc.(1)	6,207	135,995
Coursera, Inc.(1)	21,508	680,728
Dana, Inc.	180,336	4,010,673
Darden Restaurants, Inc.	52,966	8,022,760
Dave & Buster’s Entertainment, Inc.(1)	42,323	1,622,241
Deckers Outdoor Corp.(1)	719	258,984
Del Taco Restaurants, Inc.	11,472	100,151
Denny’s Corp.(1)	5,683	92,860
Dick’s Sporting Goods, Inc.	85,100	10,192,427
Dillard’s, Inc. - Class A	2,254	388,860
Dine Brands Global, Inc.(1)	25,100	2,038,371
Dollar Tree, Inc.(1)	7,022	672,146
Domino’s Pizza, Inc.	353	168,367
DoorDash, Inc. - Class A(1)	526	108,345
DR Horton, Inc.	5,874	493,240
Drive Shack, Inc.(1)	16,636	46,747
eBay, Inc.	172,900	12,045,943

El Pollo Loco Holdings, Inc.(1)	6,883	116,323
Escalade, Inc.	2,930	55,406
Ethan Allen Interiors, Inc.	8,491	201,237
European Wax Center, Inc. - Class A(1)	1,757	49,214
Expedia Group, Inc.(1)	53,590	8,783,401
F45 Training Holdings, Inc.(1)	2,968	44,401
Fiesta Restaurant Group, Inc.(1)	6,228	68,259
Fisker, Inc.(1)	4,921	72,093
Flexsteel Industries, Inc.	2,324	71,765
Foot Locker, Inc.	230,979	10,546,501
Fossil Group, Inc.(1)	17,886	211,949
Franchise Group, Inc.	9,169	324,674
Frontdoor, Inc.(1)	827	34,651
Funko, Inc. - Class A(1)	210,011	3,824,300
GAN Ltd.(1)	13,364	198,723
Gap, Inc.	6,014	136,518
Garmin Ltd.	4,570	710,452
Genesco, Inc.(1)	5,503	317,688
Genius Brands International, Inc.(1)	105,847	143,952
Gentex Corp.	240,872	7,943,959
Genuine Parts Co.	4,259	516,319
G-III Apparel Group Ltd.(1)	16,581	469,242
Goodyear Tire & Rubber Co.(1)	248,644	4,400,999
Graham Holdings Co. - Class B	1,448	853,104
Grand Canyon Education, Inc.(1)	299,757	26,366,626
Green Brick Partners, Inc.(1)	8,231	168,900
Group 1 Automotive, Inc.	40,579	7,623,983
Groupon, Inc. - Class A(1)	1,290	29,425
Guess?, Inc.	13,190	277,122
H&R Block, Inc.	159,001	3,975,025
Hall of Fame Resort & Entertainment Co.(1)	20,964	55,555
Hamilton Beach Brands Holding Co. - Class A	1,592	24,947
Hanesbrands, Inc.	888,662	15,249,440
Harley-Davidson, Inc.	542,360	19,855,800
Hasbro, Inc.	134,349	11,986,618
Haverty Furniture Companies, Inc.	3,611	121,727
Hayward Holdings, Inc.(1)	20,096	446,935
Hibbett Sports, Inc.	1,053	74,489
Hilton Worldwide Holdings, Inc.(1)	2,708	357,754
Hooker Furnishings Corp.	3,935	106,206
Houghton Mifflin Harcourt Co.(1)	2,986	40,102
Hovnanian Enterprises, Inc. - Class A(1)	1,879	181,117
Hyatt Hotels Corp. - Class A(1)	1,427	110,022
Installed Building Products, Inc.	102,484	10,981,161
International Game Technology Plc(1)	822,713	21,653,806
iRobot Corp.(1)	981	77,009
Jack in the Box, Inc.	7,062	687,344
Johnson Outdoors, Inc. - Class A	748	79,138
KB Home	25,688	999,777
Kohl’s Corp.	4,705	221,558
Krispy Kreme, Inc.(1)	2,086	29,204
Lands’ End, Inc.(1)	5,373	126,480
Landsea Homes Corp.(1)	3,189	27,617
Las Vegas Sands Corp.(1)	172,948	6,329,897
Laureate Education, Inc. - Class A(1)	37,154	631,246
La-Z-Boy, Inc.	470,496	15,164,086
Lazydays Holdings, Inc.(1)	2,584	55,143
Lear Corp.	80,173	12,545,471
Legacy Housing Corp.(1)	3,026	54,377
Leggett & Platt, Inc.	3,961	177,611
Lennar Corp. - Class A	8,160	764,429
Lennar Corp. - Class B	487	37,786
Leslie’s, Inc.(1)	1,305,386	26,812,628
Lifetime Brands, Inc.	4,434	80,654
Lithia Motors, Inc. - Class A	808	256,168
LKQ Corp.(1)	460,908	23,192,891
Lordstown Motors Corp. - Class A(1)	32,531	259,597
Lumber Liquidators Holdings, Inc.(1)	10,765	201,090
M/I Homes, Inc.(1)	10,735	620,483
Macy’s, Inc.	116,106	2,623,996
Malibu Boats, Inc. - Class A(1)	19,534	1,366,989
MarineMax, Inc.(1)	35,326	1,714,018
Marriott International, Inc. - Class A(1)	61,358	9,086,506
Marriott Vacations Worldwide Corp.	1,239	194,932
MDC Holdings, Inc.	137,877	6,441,613
Meritage Homes Corp.(1)	13,192	1,279,624
MGM Resorts International	12,172	525,222
Mister Car Wash, Inc.(1)	345	6,296
Modine Manufacturing Co.(1)	16,550	187,512
Mohawk Industries, Inc.(1)	73,161	12,978,761
Monarch Casino & Resort, Inc.(1)	998	66,856
Monro, Inc.	4,777	274,725
Motorcar Parts of America, Inc.(1)	6,928	135,096
Movado Group, Inc.	5,815	183,114
Nathan’s Famous, Inc.	347	21,226
Nautilus, Inc.(1)	8,275	77,040
Newell Brands, Inc.	275,451	6,098,485

Nordstrom, Inc.(1)	75,520	1,997,504
Norwegian Cruise Line Holdings Ltd.(1)	91,409	2,441,534
NVR, Inc.(1)	3,038	14,564,415
ODP Corp.(1)	86,365	3,468,418
Ollie’s Bargain Outlet Holdings, Inc.(1)	1,949	117,486
OneSpaWorld Holdings Ltd.(1)	10,458	104,266
OneWater Marine, Inc. - Class A	25,092	1,008,949
O’Reilly Automotive, Inc.(1)	1,429	873,205
Oxford Industries, Inc.	176,423	15,908,062
Penn National Gaming, Inc.(1)	4,367	316,433
Penske Automotive Group, Inc.	70,122	7,054,273
Perdoceo Education Corp.(1)	26,079	275,394
Petco Health & Wellness Co., Inc. - Class A(1)	1,626	34,309
PetMed Express, Inc.	981	26,359
Planet Fitness, Inc. - Class A(1)	773	60,719
Polaris, Inc.	138,053	16,519,422
PowerSchool Holdings, Inc. - Class A(1)	12,969	319,167
PulteGroup, Inc.	116,153	5,333,746
PVH Corp.(1)	88,733	9,120,865
QuantumScape Corp. - Class A(1)	1,812	44,466
Qurate Retail, Inc.	11,349	115,646
Ralph Lauren Corp. - Class A	1,414	157,011
Red Robin Gourmet Burgers, Inc.(1)	34,260	790,036
Red Rock Resorts, Inc. - Class A(1)	575,880	29,496,574
Regis Corp.(1)	432,199	1,504,053
Rent-A-Center, Inc.	1,609	90,442
Revolve Group, Inc. - Class A(1)	5,016	309,838
Rocky Brands, Inc.	2,416	115,026
Ross Stores, Inc.	88,676	9,652,383
Royal Caribbean Cruises Ltd.(1)	32,727	2,911,067
SeaWorld Entertainment, Inc.(1)	8,714	482,058
Service Corp. International	4,898	295,153
Shift Technologies, Inc.(1)	18,646	129,403
Shoe Carnival, Inc.	656	21,268
Signet Jewelers Ltd.	4,342	342,844
Six Flags Entertainment Corp.(1)	1,428	60,690
Skechers USA, Inc. - Class A(1)	1,125,555	47,408,377
Skyline Champion Corp.(1)	213,699	12,834,762
Sleep Number Corp.(1)	49,853	4,660,258
Snap One Holdings Corp.(1)	2,147	35,790
Sonic Automotive, Inc. - Class A	8,157	428,569
Stamps.com, Inc.(1)	2,144	707,070
Standard Motor Products, Inc.	7,852	343,211
StoneMor, Inc.(1)	11,201	27,666
Stoneridge, Inc.(1)	146,614	2,989,459
Strategic Education, Inc.	9,107	642,044
Stride, Inc.(1)	14,317	514,553
Sturm Ruger & Co., Inc.	25,208	1,859,846
Superior Group of Companies, Inc.	3,348	77,975
Tapestry, Inc.	56,406	2,088,150
Target Hospitality Corp.(1)	2,996	11,175
Taylor Morrison Home Corp. - Class A(1)	40,198	1,036,304
Tempur Sealy International, Inc.	140,965	6,542,186
Tenneco, Inc. - Class A(1)	2,348	33,506
Terminix Global Holdings, Inc.(1)	3,793	158,054
Thor Industries, Inc.	944	115,885
Tilly’s, Inc. - Class A	8,643	121,088
Toll Brothers, Inc.	226,310	12,512,680
TopBuild Corp.(1)	168	34,408
Torrid Holdings, Inc.(1)	3,376	52,092
Traeger, Inc.(1)	5,494	114,989
Travel + Leisure Co.	165,887	9,045,818
TravelCenters of America, Inc.(1)	4,639	230,976
TRI Pointe Group, Inc.(1)	39,172	823,395
Tupperware Brands Corp.(1)	18,499	390,699
Ulta Beauty, Inc.(1)	25,997	9,382,837
Under Armour, Inc. - Class A(1)	5,628	113,573
Under Armour, Inc. - Class C(1)	6,313	110,604
Unifi, Inc.(1)	4,767	104,540
Universal Electronics, Inc.(1)	4,858	239,257
Urban Outfitters, Inc.(1)	333,888	9,913,135
Vail Resorts, Inc.(1)	36,224	12,100,627
Vera Bradley, Inc.(1)	9,581	90,157
VF Corp.	124,296	8,326,589
Victoria’s Secret & Co.(1)	994	54,928
Vista Outdoor, Inc.(1)	21,511	867,108
Visteon Corp.(1)	52,889	4,992,193
Vivint Smart Home, Inc.(1)	25,296	239,047
VOXX International Corp. - Class A(1)	5,800	66,410
Vroom, Inc.(1)	2,579	56,919
Wayfair, Inc. - Class A(1)	1,002	256,021
Weber, Inc. - Class A(1)	3,959	69,639
Whirlpool Corp.	126,309	25,749,353
Williams-Sonoma, Inc.	29,139	5,167,219
Winmark Corp.	833	179,120
Wolverine World Wide, Inc.	455,631	13,596,029
Workhorse Group, Inc.(1)	41,008	313,711

WW International, Inc.(1)	13,743	250,810
Wyndham Hotels & Resorts, Inc.	232,166	17,920,894
XL Fleet Corp.(1)	11,516	70,939
Xometry, Inc. - Class A(1)	635	36,620
Xponential Fitness, Inc. - Class A(1)	1,160	14,720
Yum China Holdings, Inc.	11,703	680,061
Yum! Brands, Inc.	8,251	1,009,180
Zumiez, Inc.(1)	329,549	13,102,868

Total Consumer Discretionary		855,775,805

Consumer Staples – 3.75%
Albertsons Companies, Inc. - Class A	4,611	143,540
Archer-Daniels-Midland Co.	332,720	19,966,527
B&G Foods, Inc.	23,882	713,833
Beauty Health Co.(1)	2,704	70,223
BellRing Brands, Inc. - Class A(1)	5,132	157,809
Beyond Meat, Inc.(1)	212	22,315
BJ’s Wholesale Club Holdings, Inc.(1)	12,965	712,038
Brown-Forman Corp. - Class A	648	40,610
Brown-Forman Corp. - Class B	2,828	189,504
Bunge Ltd.	4,106	333,900
Cal-Maine Foods, Inc.	13,357	482,989
Campbell Soup Co.	5,817	243,209
Casey’s General Stores, Inc.	1,095	206,353
Central Garden & Pet Co. - Class A(1)	2,254	108,192
Central Garden & Pet Co. - Class A(1)	258,379	11,110,297
Church & Dwight Co., Inc.	7,031	580,550
Clorox Co.	706	116,921
Coca-Cola European Partners Plc	230,618	12,750,869
Conagra Brands, Inc.	217,611	7,370,485
Coty, Inc. - Class A(1)	10,324	81,147
Darling Ingredients, Inc.(1)	4,566	328,295
Duckhorn Portfolio, Inc.(1)	2,553	58,438
Edgewell Personal Care Co.	73,490	2,667,687
Energizer Holdings, Inc.	140,113	5,471,413
Flowers Foods, Inc.	258,361	6,105,070
Fresh Del Monte Produce, Inc.	12,546	404,232
Grocery Outlet Holding Corp.(1)	2,604	56,168
Hain Celestial Group, Inc.(1)	2,565	109,731
Herbalife Nutrition Ltd.(1)	2,678	113,494
Hershey Co.	627	106,120
HF Foods Group, Inc.(1)	13,505	81,705
Honest Co., Inc.(1)	15,535	161,253
Hormel Foods Corp.	8,454	346,614
Hostess Brands, Inc. - Class A(1)	615,564	10,692,347
Ingles Markets, Inc. - Class A	5,262	347,450
Ingredion, Inc.	72,630	6,464,796
J.M. Smucker Co.	58,752	7,052,003
John B Sanfilippo & Son, Inc.	1,147	93,733
Kellogg Co.	4,214	269,359
Kroger Co.	393,276	15,900,149
Laird Superfood, Inc.(1)	545	10,399
Lamb Weston Holdings, Inc.	3,074	188,651
Lancaster Colony Corp.	71,624	12,090,847
Landec Corp.(1)	9,129	84,169
Limoneira Co.	4,383	70,873
McCormick & Co., Inc.	7,550	611,776
MGP Ingredients, Inc.	904	58,850
Mission Produce, Inc.(1)	12,308	226,221
Molson Coors Beverage Co. - Class B	241,333	11,193,025
Natural Grocers by Vitamin Cottage, Inc.	3,417	38,339
Nature’s Sunshine Products, Inc.	4,199	61,515
NewAge, Inc.(1)	20,044	27,861
Nomad Foods Ltd.(1)	595,578	16,414,130
Nu Skin Enterprises, Inc. - Class A	10,246	414,656
Oil-Dri Corp. of America	1,956	68,460
Performance Food Group Co.(1)	674,394	31,332,345
Pilgrim’s Pride Corp.(1)	133,237	3,874,532
Post Holdings, Inc.(1)	227,933	25,109,099
PriceSmart, Inc.	8,140	631,257
Primo Water Corp.	58,783	924,069
Revlon, Inc. - Class A(1)	2,608	26,367
Reynolds Consumer Products, Inc.	1,625	44,427
Rite Aid Corp.(1)	20,567	292,051
Sanderson Farms, Inc.	1,079	203,068
Seaboard Corp.	7	28,700
Seneca Foods Corp. - Class A(1)	2,315	111,629
Simply Good Foods Co.(1)	407,993	14,071,679
SpartanNash Co.	13,385	293,131
Spectrum Brands Holdings, Inc.	35,394	3,386,144
Sprouts Farmers Market, Inc.(1)	23,785	551,098
The Andersons, Inc.	7,091	218,616
The Chefs’ Warehouse, Inc.(1)	10,972	357,358
Tootsie Roll Industries, Inc.	5,757	175,185
TreeHouse Foods, Inc.(1)	19,345	771,479
Tyson Foods, Inc. - Class A	117,658	9,287,923
United Natural Foods, Inc.(1)	47,990	2,323,676
Universal Corp.	53,319	2,576,907

US Foods Holding Corp.(1)	287,555	9,966,656
Vector Group Ltd.	46,107	587,864
Veru, Inc.(1)	6,630	56,554
Village Super Market, Inc. - Class A	3,223	69,875
Weis Markets, Inc.	6,154	323,393
Whole Earth Brands, Inc.(1)	13,677	157,969
Zevia PBC - Class A(1)	711	8,184

Total Consumer Staples		261,552,375

Energy – 5.10%
Aemetis, Inc.(1)	10,449	191,008
Alto Ingredients, Inc.(1)	28,073	138,681
Altus Midstream Co. - Class A	1,106	76,347
Antero Midstream Corp.	9,991	104,106
Antero Resources Corp.(1)	94,072	1,769,494
APA Corp.	11,366	243,573
Arch Resources, Inc.(1)	4,568	423,682
Archrock, Inc.	50,564	417,153
Baker Hughes Co. - Class A	22,279	550,960
Berry Petroleum Corp.	25,363	182,867
Bonanza Creek Energy, Inc.	11,565	553,963
Brigham Minerals, Inc. - Class A	16,417	314,550
Bristow Group, Inc.(1)	8,718	277,494
Cabot Oil & Gas Corp.	10,318	224,520
California Resources Corp.(1)	30,880	1,266,080
Callon Petroleum Co.(1)	2,006	98,454
Centennial Resource Development, Inc. - Class A(1)	59,059	395,695
Centrus Energy Corp. - Class A(1)	3,610	139,563
ChampionX Corp.(1)	1,051,279	23,506,598
Chesapeake Energy Corp.	37,312	2,298,046
Cimarex Energy Co.	164,040	14,304,288
Clean Energy Fuels Corp.(1)	57,960	472,374
CNX Resources Corp.(1)	80,963	1,021,753
Comstock Resources, Inc.(1)	34,303	355,036
ConocoPhillips	270,816	18,353,200
CONSOL Energy, Inc.(1)	12,834	333,941
Continental Resources, Inc.	1,744	80,486
CVR Energy, Inc.	11,994	199,820
Delek US Holdings, Inc.	26,122	469,412
Devon Energy Corp.	237,550	8,435,400
DHT Holdings, Inc.	53,384	348,597
Diamondback Energy, Inc.	312,751	29,608,137
Dorian LPG Ltd.	9,108	113,030
Dril-Quip, Inc.(1)	13,091	329,631
DT Midstream, Inc.	2,924	135,206
Earthstone Energy, Inc. - Class A(1)	28,779	264,767
Energy Fuels, Inc.(1)	7,487	52,559
Enviva Partners LP	16,956	917,150
EOG Resources, Inc.	78,100	6,269,087
EQT Corp.(1)	8,354	170,923
Equitrans Midstream Corp.	153,019	1,551,613
Extraction Oil & Gas, Inc.(1)	3,536	199,607
Falcon Minerals Corp.	2,914	13,696
Frank’s International NV(1)	1,409,572	4,144,142
Frontline Ltd.(1)	44,843	420,179
FTS International, Inc. - Class A(1)	3,409	83,861
Gevo, Inc.(1)	74,001	491,367
Golar LNG Ltd.(1)	38,395	497,983
Green Plains, Inc.(1)	13,308	434,506
Halliburton Co.	454,787	9,832,495
Helix Energy Solutions Group, Inc.(1)	53,970	209,404
Helmerich & Payne, Inc.	274,906	7,535,173
Hess Corp.	7,859	613,866
HighPeak Energy, Inc.	1,451	13,059
HollyFrontier Corp.	428,372	14,191,964
International Seaways, Inc.	16,990	309,558
Kinder Morgan, Inc.	311,200	5,206,376
Laredo Petroleum, Inc.(1)	3,438	278,719
Liberty Oilfield Services, Inc. - Class A(1)	22,054	267,515
Magnolia Oil & Gas Corp. - Class A	1,605,452	28,560,991
Marathon Oil Corp.	23,455	320,630
Marathon Petroleum Corp.	305,738	18,897,666
Matador Resources Co.	729,136	27,736,333
Murphy Oil Corp.	55,878	1,395,274
Nabors Industries Ltd.(1)	2,598	250,655
National Energy Services Reunited, Inc.(1)	13,801	172,789
NCS Multistage Holdings, Inc.(1)	99	2,906
Newpark Resources, Inc.(1)	34,330	113,289
NexTier Oilfield Solutions, Inc.(1)	58,107	267,292
Nordic American Tankers Ltd.	57,663	147,617
Northern Oil & Gas, Inc.	19,496	417,214
NOV, Inc.(1)	11,624	152,391
Oasis Petroleum, Inc.	1,145	113,836
Occidental Petroleum Corp.	22,300	659,634
Oceaneering International, Inc.(1)	37,458	498,941
Oil States International, Inc.(1)	23,361	149,277
ONEOK, Inc.	13,307	771,673
Ovintiv, Inc.	93,411	3,071,354

Par Pacific Holdings, Inc.(1)	3,045	47,867
Patterson-UTI Energy, Inc.	70,105	630,945
PBF Energy, Inc. - Class A(1)	36,234	469,955
PDC Energy, Inc.	37,285	1,766,936
Peabody Energy Corp.(1)	30,042	444,321
Penn Virginia Corp.(1)	5,601	149,379
Phillips 66	13,186	923,416
Pioneer Natural Resources Co.	266,832	44,430,196
Plains GP Holdings LP - Class A(1)	1,037,645	11,180,625
ProPetro Holding Corp.(1)	32,288	279,291
Range Resources Corp.(1)	89,409	2,023,326
Renewable Energy Group, Inc.(1)	16,752	840,950
REX American Resources Corp.(1)	2,080	166,130
Riley Exploration Permian, Inc.	757	17,774
RPC, Inc.(1)	24,959	121,301
Schlumberger Ltd.	586,205	17,375,116
Scorpio Tankers, Inc.	18,328	339,801
Select Energy Services, Inc. - Class A(1)	23,008	119,411
SFL Corp. Ltd.	39,549	331,421
SM Energy Co.	44,729	1,179,951
Solaris Oilfield Infrastructure, Inc. - Class A	8,882	74,076
Talos Energy, Inc.(1)	11,747	161,756
Targa Resources Corp.	6,765	332,906
Teekay Corp.(1)	25,513	93,378
Teekay Tankers Ltd. - Class A(1)	8,869	128,867
TETRA Technologies, Inc.(1)	9,674	30,183
Tidewater, Inc.(1)	14,777	178,211
Ur-Energy, Inc.(1)	6,963	11,976
US Silica Holdings, Inc.(1)	27,774	221,914
Valero Energy Corp.	176,196	12,434,152
Viper Energy Partners LP	426,111	9,310,525
W&T Offshore, Inc.(1)	34,923	129,914
Whiting Petroleum Corp.(1)	14,731	860,438
Williams Companies, Inc.	36,699	951,972
World Fuel Services Corp.	89,000	2,992,180

Total Energy		356,153,036

Financials – 21.66%
1st Source Corp.	6,539	308,902
AFC Gamma, Inc.	3,177	68,560
Affiliated Managers Group, Inc.	1,240	187,352
Aflac, Inc.	137,947	7,191,177
AGNC Investment Corp.	15,693	247,479
Alerus Financial Corp.	5,676	169,599
Alleghany Corp.(1)	32,668	20,398,226
Allegiance Bancshares, Inc.	6,986	266,516
Allstate Corp.	122,020	15,534,366
Ally Financial, Inc.	192,099	9,806,654
Altabancorp	6,455	285,053
Amalgamated Financial Corp.	5,369	84,938
A-Mark Precious Metals, Inc.	9,873	592,577
Ambac Financial Group, Inc.(1)	17,064	244,356
Amerant Bancorp, Inc. - Class A(1)	7,991	197,697
American Equity Investment Life Holding Co.	30,955	915,339
American Financial Group, Inc.	47,449	5,970,508
American International Group, Inc.	542,272	29,765,310
American National Bankshares, Inc.	4,199	138,735
American National Group, Inc.	2,803	529,851
Ameriprise Financial, Inc.	184,375	48,697,125
Ameris Bancorp	52,795	2,739,005
AMERISAFE, Inc.	7,205	404,633
Angel Oak Mortgage, Inc.	2,330	39,447
Annaly Capital Management, Inc.	329,917	2,777,901
Aon Plc - Class A	40,232	11,497,099
Apollo Commercial Real Estate Finance, Inc.	52,462	778,011
Arbor Realty Trust, Inc.	50,649	938,526
Arch Capital Group Ltd.(1)	8,830	337,129
Ares Commercial Real Estate Corp.	16,084	242,547
Ares Management Corp. - Class A	191,174	14,114,376
Argo Group International Holdings Ltd.	11,899	621,366
ARMOUR Residential REIT, Inc.	29,905	322,376
Arrow Financial Corp.	5,473	188,052
Arthur J. Gallagher & Co.	112,935	16,787,788
Assetmark Financial Holdings, Inc.(1)	6,805	169,240
Associated Banc-Corp.	363,718	7,790,840
Associated Capital Group, Inc. - Class A	732	27,384
Assurant, Inc.	1,765	278,429
Assured Guaranty Ltd.	2,175	101,812
Athene Holding Ltd. - Class A(1)	356,202	24,531,632
Atlantic Capital Bancshares, Inc.(1)	7,557	200,185
Atlantic Union Bankshares Corp.	29,525	1,087,996
Axis Capital Holdings Ltd.	114,235	5,259,379
Axos Financial, Inc.(1)	19,425	1,001,164
B. Riley Financial, Inc.	7,524	444,217
Banc of California, Inc.	16,503	305,140
BancFirst Corp.	6,883	413,806
Banco Latinoamericano de Comercio Exterior SA - Class E	11,658	204,481
BancorpSouth Bank	763,715	22,743,433

Bank First Corp.	2,365	167,608
Bank of Hawaii Corp.	119,081	9,784,886
Bank of Marin Bancorp	5,584	210,796
Bank of NT Butterfield & Son Ltd.	451,801	16,043,454
Bank OZK	272,080	11,693,998
BankUnited, Inc.	311,605	13,031,321
Banner Corp.	12,750	703,927
Bar Harbor Bankshares	5,558	155,902
Berkshire Hills Bancorp, Inc.	17,642	475,981
BGC Partners, Inc. - Class A	123,908	645,561
Blackstone Mortgage Trust, Inc. - Class A	55,963	1,696,798
Blucora, Inc.(1)	11,581	180,548
Blue Foundry Bancorp(1)	9,530	131,419
Blue Ridge Bankshares, Inc.	6,307	110,940
BOK Financial Corp.	94,474	8,460,147
Bridgewater Bancshares, Inc.(1)	6,586	115,321
Bright Health Group, Inc.(1)	4,664	38,058
Brighthouse Financial, Inc.(1)	160,255	7,248,334
Brightsphere Investment Group, Inc.	896,380	23,422,409
BrightSpire Capital, Inc. - Class A	31,965	300,151
Broadmark Realty Capital, Inc.	48,472	477,934
Brookline Bancorp, Inc.	601,171	9,173,869
Brown & Brown, Inc.	6,642	368,299
Bryn Mawr Bank Corp.	7,542	346,555
Business First Bancshares, Inc.	7,380	172,618
Byline Bancorp, Inc.	9,574	235,137
Cadence BanCorp - Class A	29,684	651,861
Cambridge Bancorp	2,490	219,120
Camden National Corp.	5,621	269,246
Cannae Holdings, Inc.(1)	31,724	986,934
Capital Bancorp, Inc.	2,921	70,279
Capital City Bank Group, Inc.	5,148	127,362
Capital One Financial Corp.	50,724	8,215,766
Capitol Federal Financial, Inc.	48,367	555,737
Capstar Financial Holdings, Inc.	7,911	168,030
Capstead Mortgage Corp.	36,396	243,489
Carlyle Group, Inc.	4,895	231,436
Carter Bankshares, Inc.(1)	9,600	136,512
Cathay General Bancorp	467,022	19,330,041
CBOE Global Markets, Inc.	3,187	394,742
CBTX, Inc.	7,080	186,770
Central Pacific Financial Corp.	8,489	217,998
Century Bancorp, Inc. - Class A	1,030	118,697
Chimera Investment Corp.	237,630	3,528,805
Cincinnati Financial Corp.	4,527	517,074
CIT Group, Inc.	37,131	1,928,955
Citizens & Northern Corp.	5,986	151,206
Citizens Financial Group, Inc.	269,504	12,661,298
Citizens, Inc. - Class A(1)	18,319	113,761
City Holding Co.	5,678	442,373
Civista Bancshares, Inc.	5,872	136,407
CNA Financial Corp.	105,975	4,446,711
CNB Financial Corporation, Inc.	6,102	148,523
CNO Financial Group, Inc.	497,316	11,706,819
Coastal Financial Corp.(1)	1,252	39,889
Columbia Banking System, Inc.	26,923	1,022,805
Columbia Financial, Inc.(1)	9,609	177,766
Comerica, Inc.	4,072	327,796
Commerce Bancshares, Inc.	3,157	219,980
Community Bank System, Inc.	19,608	1,341,579
Community Trust Bancorp, Inc.	5,904	248,558
Compass Diversified Holdings	88,884	2,503,862
ConnectOne Bancorp, Inc.	14,158	424,882
Cowen, Inc. - Class A	10,358	355,383
Crawford & Co. - Class A	6,650	59,650
Credit Acceptance Corp.(1)	245	143,398
CrossFirst Bankshares, Inc.(1)	9,455	122,915
Cullen/Frost Bankers, Inc.	1,731	205,331
Customers Bancorp, Inc.(1)	9,889	425,425
CVB Financial Corp.	909,081	18,517,980
Diamond Hill Investment Group, Inc.	1,166	204,820
Dime Community Bancshares, Inc.	13,125	428,662
Discover Financial Services	266,492	32,738,542
Donegal Group, Inc. - Class A	5,457	79,072
Donnelley Financial Solutions, Inc.(1)	57,074	1,975,902
Dynex Capital, Inc.	12,407	214,393
Eagle Bancorp, Inc.	11,667	670,852
East West Bancorp, Inc.	407,376	31,587,935
Eastern Bankshares, Inc.	50,903	1,033,331
eHealth, Inc.(1)	6,461	261,670
Element Fleet Management Corp.	888,592	8,965,897
Ellington Financial, Inc.	17,346	317,258
Employers Holdings, Inc.	10,664	421,121
Enact Holdings, Inc.(1)	20,765	455,376
Encore Capital Group, Inc.(1)	293,037	14,437,933
Enova International, Inc.(1)	13,646	471,469
Enstar Group Ltd.(1)	23,927	5,616,385

Enterprise Bancorp, Inc.	3,547	127,515
Enterprise Financial Services Corp.	13,435	608,337
Equitable Holdings, Inc.	11,211	332,294
Equity Bancshares, Inc. - Class A	5,264	175,712
Erie Indemnity Co. - Class A	232	41,393
Essent Group Ltd.	207,229	9,120,148
Evercore, Inc. - Class A	1,181	157,864
Everest Re Group Ltd.	99,242	24,887,909
EZCORP, Inc. - Class A(1)	18,693	141,506
FactSet Research Systems, Inc.	162	63,954
Farmers National Banc Corp.	9,871	155,073
FB Financial Corp.	11,529	494,364
Federal Agricultural Mortgage Corp. - Class C	3,430	372,224
Federated Hermes, Inc. - Class B	36,033	1,171,072
Ferroglobe Representation & Warranty Insurance Trust(1)(2)(5)	11,189	—
Fidelity D&D Bancorp, Inc.	1,522	76,754
Fidelity National Financial, Inc.	8,197	371,652
Fifth Third Bancorp	1,131,447	48,018,611
Finance Of America Companies, Inc. - Class A(1)	12,253	60,652
Financial Institutions, Inc.	5,978	183,226
First American Financial Corp.	103,525	6,941,351
First Bancorp NC	10,456	449,713
First BanCorp PR	135,338	1,779,695
First Bancorp, Inc.	4,106	119,649
First Bancshares, Inc.	7,869	305,160
First Bank/Hamilton NJ	5,539	78,045
First Busey Corp.	19,307	475,531
First Citizens BancShares, Inc. - Class A	179	150,927
First Commonwealth Financial Corp.	35,406	482,584
First Community Bankshares, Inc.	6,619	209,955
First Financial Bancorp	35,664	834,894
First Financial Bankshares, Inc.	3,468	159,355
First Financial Corp.	4,427	186,155
First Foundation, Inc.	15,088	396,814
First Hawaiian, Inc.	403,242	11,835,153
First Horizon Corp.	16,706	272,141
First Internet Bancorp	3,515	109,598
First Interstate BancSystem, Inc. - Class A	202,571	8,155,508
First Merchants Corp.	20,531	859,017
First Mid Bancshares, Inc.	11,447	470,014
First Midwest Bancorp, Inc.	42,146	801,195
First of Long Island Corp.	8,685	178,911
First Republic Bank	102,928	19,852,753
FirstCash, Inc.	13,808	1,208,200
Five Star Bancorp	1,392	33,324
Flagstar Bancorp, Inc.	19,556	993,054
Flushing Financial Corp.	11,261	254,499
FNB Corp.	128,691	1,495,389
Franklin Resources, Inc.	8,681	257,999
FS Bancorp, Inc.	2,576	89,155
FS KKR Capital Corp.	122,125	2,691,635
Fulton Financial Corp.	61,370	937,734
GAMCO Investors, Inc. - Class A	249	6,569
GCM Grosvenor, Inc. - Class A	1,345	15,494
Genworth Financial, Inc. - Class A(1)	186,548	699,555
German American Bancorp, Inc.	9,315	359,838
Glacier Bancorp, Inc.	447,928	24,792,815
Globe Life, Inc.	94,354	8,400,337
GoHealth, Inc. - Class A(1)	221	1,112
Goosehead Insurance, Inc. - Class A	5,578	849,474
Granite Point Mortgage Trust, Inc.	20,093	264,625
Great Ajax Corp.	8,766	118,253
Great Southern Bancorp, Inc.	4,065	222,803
Great Western Bancorp, Inc.	19,401	635,189
Green Dot Corp. - Class A(1)	17,481	879,819
Greenlight Capital Re Ltd. - Class A(1)	10,683	78,947
Guaranty Bancshares, Inc.	2,868	102,818
Hancock Whitney Corp.	33,028	1,556,279
Hanmi Financial Corp.	350,191	7,024,831
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	27,020	1,445,030
Hanover Insurance Group, Inc.	65,734	8,520,441
HarborOne Bancorp, Inc.	19,013	266,943
Hartford Financial Services Group, Inc.	295,118	20,732,039
HBT Financial, Inc.	3,767	58,577
HCI Group, Inc.	2,151	238,266
Heartland Financial USA, Inc.	15,254	733,412
Heritage Commerce Corp.	22,218	258,395
Heritage Financial Corp.	13,141	335,095
Heritage Insurance Holdings, Inc.	8,109	55,222
Hilltop Holdings, Inc.	23,842	778,918
Hingham Institution for Savings	493	165,993
Home Bancorp, Inc.	2,959	114,454
Home Bancshares, Inc.	111,269	2,618,160
Home Point Capital, Inc.	2,238	9,221
HomeStreet, Inc.	7,573	311,629
HomeTrust Bancshares, Inc.	6,387	178,708
Hope Bancorp, Inc.	43,284	625,021

Horace Mann Educators Corp.	285,643	11,365,735
Horizon Bancorp, Inc.	16,383	297,679
Houlihan Lokey, Inc. - Class A	2,460	226,566
Howard Bancorp, Inc.(1)	5,037	102,150
Huntington Bancshares, Inc.	2,914,305	45,055,155
Independence Holding Co.	1,684	83,510
Independent Bank Corp.	314,282	23,932,574
Independent Bank Corp. MI	7,939	170,530
Independent Bank Group, Inc.	38,460	2,732,198
Interactive Brokers Group, Inc. - Class A	2,406	149,990
International Bancshares Corp.	20,196	840,961
Invesco Ltd.	10,041	242,089
Invesco Mortgage Capital, Inc.	108,556	341,951
Investors Bancorp, Inc.	54,964	830,506
Investors Title Co.	433	79,066
James River Group Holdings Ltd.	24,227	914,085
Janus Henderson Group Plc	4,728	195,408
Jefferies Financial Group, Inc.	6,525	242,273
Kearny Financial Corp.	19,528	242,733
Kemper Corp.	1,846	123,294
KeyCorp	1,534,862	33,183,716
KKR & Co., Inc. - Class Miscella	16,752	1,019,862
KKR Real Estate Finance Trust, Inc.	12,307	259,678
Ladder Capital Corp. - Class A	42,881	473,835
Lakeland Bancorp, Inc.	18,630	328,447
Lakeland Financial Corp.	255,249	18,183,939
Lazard Ltd. - Class A	110,529	5,062,228
Lemonade, Inc.(1)	995	66,675
LendingClub Corp.(1)	36,604	1,033,697
Lincoln National Corp.	84,210	5,789,437
Loews Corp.	236,960	12,779,253
Luther Burbank Corp.	5,684	76,222
M&T Bank Corp.	3,839	573,316
Macatawa Bank Corp.	10,293	82,653
Maiden Holdings Ltd.(1)	25,362	80,144
Markel Corp.(1)	336	401,564
Marlin Business Services Corp.	3,188	70,869
MBIA, Inc.(1)	18,013	231,467
Mercantile Bank Corp.	6,005	192,340
Merchants Bancorp	3,601	142,131
Mercury General Corp.	797	44,369
Meridian Bancorp, Inc.	17,619	365,770
Meta Financial Group, Inc.	8,349	438,156
Metrocity Bankshares, Inc.	5,528	115,922
MetroMile, Inc.(1)	13,932	49,459
Metropolitan Bank Holding Corp.(1)	2,735	230,560
MFA Financial, Inc.	164,996	754,032
MGIC Investment Corp.	220,064	3,292,157
Mid Penn Bancorp, Inc.	3,674	101,219
Midland States Bancorp, Inc.	8,183	202,366
MidWestOne Financial Group, Inc.	5,599	168,866
Moelis & Co. - Class A	10,366	641,344
Morningstar, Inc.	74	19,168
Mr Cooper Group, Inc.(1)	239,099	9,843,706
MSCI, Inc. - Class A	700	425,838
MVB Financial Corp.	3,827	163,910
Nasdaq, Inc.	77,188	14,898,828
National Bank Holdings Corp. - Class A	9,997	404,679
National Western Life Group, Inc. - Class A	972	204,693
Navient Corp.	285,448	5,631,889
NBT Bancorp, Inc.	15,811	571,093
Nelnet, Inc. - Class A	6,330	501,589
New Residential Investment Corp.	1,095,049	12,045,539
New York Community Bancorp, Inc.	13,546	174,337
New York Mortgage Trust, Inc.	141,275	601,831
NI Holdings, Inc.(1)	3,632	63,778
Nicolet Bankshares, Inc.(1)	4,153	308,070
NMI Holdings, Inc. - Class A(1)	29,484	666,633
Northern Trust Corp.	6,241	672,842
Northfield Bancorp, Inc.	17,128	293,916
Northrim BanCorp, Inc.	2,313	98,326
Northwest Bancshares, Inc.	43,658	579,778
OceanFirst Financial Corp.	22,257	476,522
Ocwen Financial Corp.(1)	2,990	84,109
OFG Bancorp	18,503	466,646
Old National Bancorp	147,453	2,499,328
Old Republic International Corp.	141,556	3,274,190
Old Second Bancorp, Inc.	10,681	139,494
OneMain Holdings, Inc. - Class A	3,130	173,183
Oportun Financial Corp.(1)	7,790	194,984
Oppenheimer Holdings, Inc. - Class A	3,449	156,205
Orchid Island Capital, Inc. - Class A	44,716	218,661
Origin Bancorp, Inc.	23,676	1,002,679
Orrstown Financial Services, Inc.	4,134	96,736
Pacific Premier Bancorp, Inc.	67,547	2,799,148
PacWest Bancorp	295,712	13,401,668
Park National Corp.	5,332	650,237

PCSB Financial Corp.	5,299	97,714
Peapack Gladstone Financial Corp.	7,044	234,988
PennantPark Investment Corp.	163,500	1,061,115
PennyMac Financial Services, Inc.	12,292	751,410
PennyMac Mortgage Investment Trust	29,562	582,076
Peoples Bancorp, Inc.	9,629	304,373
Peoples Financial Services Corp.	2,647	120,624
People’s United Financial, Inc.	12,761	222,935
Pinnacle Financial Partners, Inc.	2,208	207,729
Pioneer Bancorp, Inc.(1)	4,579	57,879
Piper Sandler Companies	6,575	910,375
PJT Partners, Inc. - Class A	1,451	114,789
Popular, Inc.	42,927	3,334,140
PRA Group, Inc.(1)	16,987	715,832
Preferred Bank Los Angeles	5,045	336,401
Premier Financial Corp.	26,448	842,104
Primerica, Inc.	1,163	178,672
Primis Financial Corp.	9,211	133,191
Principal Financial Group, Inc.	80,801	5,203,584
ProAssurance Corp.	38,891	924,828
PROG Holdings, Inc.	188,709	7,927,665
Prospect Capital Corp.	295,600	2,276,120
Prosperity Bancshares, Inc.	178,913	12,726,082
Provident Bancorp, Inc.	5,933	95,047
Provident Financial Services, Inc.	50,718	1,190,351
Prudential Financial, Inc.	54,438	5,726,878
QCR Holdings, Inc.	11,769	605,397
Radian Group, Inc.	69,735	1,584,379
Raymond James Financial, Inc.	208,243	19,216,664
RBB Bancorp	4,962	125,092
Ready Capital Corp.	21,904	316,075
Red River Bancshares, Inc.	1,818	90,627
Redwood Trust, Inc.	42,406	546,613
Regional Management Corp.	1,855	107,924
Regions Financial Corp.	409,579	8,728,128
Reinsurance Group of America, Inc. - Class A	211,876	23,573,324
Reliant Bancorp, Inc.	5,622	177,599
RenaissanceRe Holdings Ltd.	71,254	9,932,808
Renasant Corp.	30,189	1,088,313
Republic Bancorp, Inc. - Class A	3,591	181,884
Republic First Bancorp, Inc.(1)	18,033	55,542
RLI Corp.	1,139	114,208
S&T Bancorp, Inc.	14,370	423,484
Safety Insurance Group, Inc.	5,329	422,323
Sandy Spring Bancorp, Inc.	151,781	6,954,605
Santander Consumer USA Holdings, Inc.	51,248	2,137,042
Sculptor Capital Management, Inc. - Class A	8,203	228,782
Seacoast Banking Corp. of Florida	18,996	642,255
SEI Investments Co.	3,314	196,520
Selective Insurance Group, Inc.	364,169	27,505,685
Selectquote, Inc.(1)	365,370	4,724,234
ServisFirst Bancshares, Inc.	3,173	246,859
Sierra Bancorp	5,470	132,812
Signature Bank	1,905	518,693
Simmons First National Corp. - Class A	40,173	1,187,514
SiriusPoint Ltd.(1)	232,040	2,148,690
SLM Corp.	1,047,401	18,434,258
SmartFinancial, Inc.	5,254	135,816
South Plains Financial, Inc.	4,225	103,006
South State Corp.	291,302	21,751,520
Southern First Bancshares, Inc.(1)	2,069	110,692
Southern Missouri Bancorp, Inc.	2,964	133,054
Southside Bancshares, Inc.	11,666	446,691
Spirit of Texas Bancshares, Inc.	5,020	121,484
Starwood Property Trust, Inc.	8,292	202,408
State Auto Financial Corp.	6,612	336,881
State Street Corp.	211,666	17,932,344
Sterling Bancorp	708,519	17,684,634
Stewart Information Services Corp.	9,880	625,009
Stifel Financial Corp.	285,171	19,380,221
Stock Yards Bancorp, Inc.	7,635	447,793
StoneX Group, Inc.(1)	5,724	377,212
Summit Financial Group, Inc.	4,507	110,467
SVB Financial Group(1)	33,535	21,693,121
Synchrony Financial	686,463	33,554,311
Synovus Financial Corp.	4,124	181,002
T Rowe Price Group, Inc.	4,532	891,444
Texas Capital Bancshares, Inc.(1)	77,591	4,657,012
TFS Financial Corp.	1,460	27,828
The Bancorp, Inc.(1)	19,221	489,174
Tiptree, Inc.	8,669	86,863
Tompkins Financial Corp.	5,336	431,736
Towne Bank/Portsmouth VA	47,839	1,488,271
TPG RE Finance Trust, Inc.	22,562	279,318
Tradeweb Markets, Inc. - Class A	3,146	254,134
Travelers Companies, Inc.	41,855	6,362,379
Trean Insurance Group, Inc.(1)	6,623	68,548

TriCo Bancshares	10,447	453,400
TriState Capital Holdings, Inc.(1)	10,908	230,704
Triumph Bancorp, Inc.(1)	627	62,782
Truist Financial Corp.	352,418	20,669,316
TrustCo Bank Corp. NY	6,985	223,310
Trustmark Corp.	23,366	752,853
Two Harbors Investment Corp.	1,912,652	12,126,214
UMB Financial Corp.	181,760	17,578,010
Umpqua Holdings Corp.	749,721	15,181,850
United Bankshares, Inc.	458,132	16,666,842
United Community Banks, Inc.	28,832	946,266
United Fire Group, Inc.	7,744	178,886
United Insurance Holdings Corp.	7,549	27,403
Universal Insurance Holdings, Inc.	100,051	1,304,665
Univest Financial Corp.	11,084	303,591
Unum Group	104,046	2,607,393
UWM Holdings Corp.	1,728	12,010
Valley National Bancorp	328,642	4,374,225
Velocity Financial, Inc.(1)	2,997	39,441
Veritex Holdings, Inc.	25,318	996,516
Virtu Financial, Inc. - Class A	2,801	68,428
Voya Financial, Inc.	56,324	3,457,730
Walker & Dunlop, Inc.	9,830	1,115,705
Washington Federal, Inc.	25,419	872,126
Washington Trust Bancorp, Inc.	6,548	346,913
Waterstone Financial, Inc.	7,691	157,589
Webster Financial Corp.	2,646	144,101
WesBanco, Inc.	24,538	836,255
West Bancorporation, Inc.	5,109	153,423
Westamerica Bancorporation	9,472	532,895
Western Alliance Bancorp	1,438	156,483
White Mountains Insurance Group Ltd.	90	96,265
Willis Towers Watson Plc	40,712	9,463,912
Wintrust Financial Corp.	114,986	9,241,425
WisdomTree Investments, Inc.	13,183	74,748
World Acceptance Corp.(1)	1,627	308,447
WR Berkley Corp.	4,144	303,258
WSFS Financial Corp.	17,565	901,260
Zions Bancorp N.A.	331,355	20,507,561

Total Financials		1,511,215,291

Healthcare – 9.22%
4D Molecular Therapeutics, Inc.(1)	6,950	187,442
89bio, Inc.(1)	3,612	70,759
Absci Corp.(1)	2,079	24,179
Acadia Healthcare Co., Inc.(1)	2,623	167,295
Acumen Pharmaceuticals, Inc.(1)	1,383	20,551
Adagio Therapeutics, Inc.(1)	3,264	137,871
AdaptHealth Corp. - Class A(1)	442,413	10,303,799
Adaptive Biotechnologies Corp.(1)	356	12,100
Addus HomeCare Corp.(1)	3,322	264,930
Adicet Bio, Inc.(1)	7,598	59,568
Aduro Bioteech, Inc.(1)(5)	990	2,970
Adverum Biotechnologies, Inc.(1)	32,716	70,994
Aeglea BioTherapeutics, Inc. - Class Savings(1)	14,836	117,946
Aerovate Therapeutics, Inc.(1)	1,447	30,358
Agilent Technologies, Inc.	55,071	8,675,335
Agiliti, Inc.(1)	377,106	7,180,098
agilon health, Inc.(1)	179	4,692
Agios Pharmaceuticals, Inc.(1)	22,089	1,019,407
Akebia Therapeutics, Inc.(1)	37,057	106,724
Akero Therapeutics, Inc.(1)	2,399	53,618
Akouos, Inc.(1)	8,871	102,992
Albireo Pharma, Inc.(1)	1,399	43,649
Allogene Therapeutics, Inc.(1)	15,241	391,694
Allscripts Healthcare Solutions, Inc.(1)	46,430	620,769
Alpha Teknova, Inc.(1)	940	23,397
Alphatec Holdings, Inc.(1)	2,047	24,953
Altimmune, Inc.(1)	14,772	167,071
Amedisys, Inc.(1)	110	16,401
American Well Corp. - Class A(1)	68,588	624,837
AmerisourceBergen Corp. - Class A	124,450	14,865,553
AMN Healthcare Services, Inc.(1)	194,435	22,311,416
Amphastar Pharmaceuticals, Inc.(1)	9,869	187,610
AnaptysBio, Inc.(1)	7,265	197,027
AngioDynamics, Inc.(1)	13,794	357,816
ANI Pharmaceuticals, Inc.(1)	3,643	119,563
Anika Therapeutics, Inc.(1)	5,443	231,654
Annexon, Inc.(1)	11,613	216,118
Applied Therapeutics, Inc.(1)	1,708	28,353
Apria, Inc.(1)	20,710	769,377
AquaBounty Technologies, Inc.(1)	13,085	53,256
Arbutus Biopharma Corp.(1)	26,402	113,265
Arcturus Therapeutics Holdings, Inc.(1)	7,927	378,752
Arcus Biosciences, Inc.(1)	16,960	591,395
Arcutis Biotherapeutics, Inc.(1)	9,341	223,157
Ardelyx, Inc.(1)	7,848	10,359
Arena Pharmaceuticals, Inc.(1)	20,697	1,232,506

Asensus Surgical, Inc.(1)	60,780	112,443
Atara Biotherapeutics, Inc.(1)	28,389	508,163
Atea Pharmaceuticals, Inc.(1)	22,085	774,300
Athenex, Inc.(1)	13,548	40,779
Athersys, Inc.(1)	10,809	14,376
Athira Pharma, Inc.(1)	12,035	112,888
Atossa Therapeutics, Inc.(1)	41,016	133,712
Atreca, Inc. - Class A(1)	9,716	60,531
Avalo Therapeutics, Inc.(1)	3,183	6,939
Avanos Medical, Inc.(1)	18,047	563,066
Avantor, Inc.(1)	1,014,071	41,475,504
Aveanna Healthcare Holdings, Inc.(1)	2,554,505	20,487,130
Avid Bioservices, Inc.(1)	1,344	28,990
Avidity Biosciences, Inc.(1)	11,562	284,772
Avrobio, Inc.(1)	13,637	76,094
BioCryst Pharmaceuticals, Inc.(1)	59,798	859,297
Biohaven Pharmaceutical Holding Co. Ltd.(1)	6,858	952,645
BioMarin Pharmaceutical, Inc.(1)	5,531	427,491
Bio-Rad Laboratories, Inc. - Class A(1)	644	480,392
Bioventus, Inc. - Class A(1)	775	10,974
Black Diamond Therapeutics, Inc.(1)	8,508	71,978
Bluebird Bio, Inc.(1)	25,390	485,203
Blueprint Medicines Corp.(1)	1,462	150,308
Bolt Biotherapeutics, Inc.(1)	8,410	106,387
Boston Scientific Corp.(1)	389,943	16,919,627
Bridgebio Pharma, Inc.(1)	13,248	620,934
Brookdale Senior Living, Inc.(1)	69,069	435,135
Brooklyn ImmunoTherapeutics, Inc.(1)	1,027	9,551
Cara Therapeutics, Inc.(1)	16,784	259,313
Cardiff Oncology, Inc.(1)	14,135	94,139
Cardinal Health, Inc.	80,655	3,989,196
Caribou Biosciences, Inc.(1)	2,954	70,512
Castle Biosciences, Inc.(1)	659	43,824
Castlight Health, Inc. - Class B(1)	43,420	68,169
Catalent, Inc.(1)	3,760	500,343
Catalyst Pharmaceuticals, Inc.(1)	36,776	194,913
Celldex Therapeutics, Inc.(1)	3,673	198,305
CEL-SCI Corp.(1)	1,106	12,155
Centene Corp.(1)	163,415	10,182,389
Century Therapeutics, Inc.(1)	1,788	44,986
Cerner Corp.	8,918	628,897
Certara, Inc.(1)	1,111	36,774
Change Healthcare, Inc.(1)	7,373	154,391
Charles River Laboratories International, Inc.(1)	96	39,616
Chemed Corp.	340	158,141
ChemoCentryx, Inc.(1)	19,074	326,165
Chimerix, Inc.(1)	7,906	48,938
Chinook Therapeutics, Inc.(1)	12,264	156,489
Cigna Corp.	27,406	5,485,585
Citius Pharmaceuticals, Inc.(1)	42,454	86,182
Clene, Inc.(1)	2,918	19,930
Codex DNA, Inc.(1)	974	10,841
Cogent Biosciences, Inc.(1)	9,826	82,637
Community Health Systems, Inc.(1)	6,273	73,394
Computer Programs & Systems, Inc.(1)	5,278	187,158
Convey Holding Parent, Inc.(1)	1,601	13,448
Cooper Companies, Inc.	28,411	11,742,550
CorMedix, Inc.(1)	12,811	59,571
Covetrus, Inc.(1)	38,774	703,360
Crinetics Pharmaceuticals, Inc.(1)	1,999	42,079
Cross Country Healthcare, Inc.(1)	11,442	243,028
CryoLife, Inc.(1)	1,792	39,944
Cullinan Oncology, Inc.(1)	8,990	202,904
Curis, Inc.(1)	3,933	30,795
CVRx, Inc.(1)	423	6,996
Cymabay Therapeutics, Inc.(1)	26,031	95,013
Cyteir Therapeutics, Inc.(1)	1,198	21,025
Cytek Biosciences, Inc.(1)	982	21,025
Cytokinetics, Inc.(1)	2,126	75,983
CytomX Therapeutics, Inc.(1)	3,582	18,232
DarioHealth Corp.(1)	5,037	68,755
DaVita, Inc.(1)	65,623	7,629,330
Day One Biopharmaceuticals, Inc.(1)	1,647	39,083
Deciphera Pharmaceuticals, Inc.(1)	2,122	72,106
Dentsply Sirona, Inc.	6,532	379,183
Design Therapeutics, Inc.(1)	2,143	31,481
Dyne Therapeutics, Inc.(1)	11,238	182,505
Eagle Pharmaceuticals, Inc.(1)	2,334	130,191
Eiger BioPharmaceuticals, Inc.(1)	11,906	79,532
Elanco Animal Health, Inc.(1)	1,646,959	52,521,523
Eliem Therapeutics, Inc.(1)	1,031	18,537
Emergent BioSolutions, Inc.(1)	18,317	917,132
Enanta Pharmaceuticals, Inc.(1)	6,515	370,117
Encompass Health Corp.	1,247	93,575
Endo International Plc(1)	86,187	279,246
Envista Holdings Corp.(1)	396,183	16,564,411
Erasca, Inc.(1)	3,161	67,076

Evolent Health, Inc. - Class A(1)	23,160	717,960
Exact Sciences Corp.(1)	386	36,844
Exagen, Inc.(1)	2,808	38,189
Exelixis, Inc.(1)	1,350	28,539
EyePoint Pharmaceuticals, Inc.(1)	7,782	81,088
FibroGen, Inc.(1)	2,920	29,842
Figs, Inc. - Class A(1)	670	24,884
Finch Therapeutics Group, Inc.(1)	2,506	32,578
Fluidigm Corp.(1)	25,904	170,707
Foghorn Therapeutics, Inc.(1)	6,198	86,338
Forian, Inc.(1)	864	8,916
Forma Therapeutics Holdings, Inc.(1)	12,627	292,820
Frequency Therapeutics, Inc.(1)	11,993	84,671
Fulcrum Therapeutics, Inc.(1)	9,917	279,759
Fulgent Genetics, Inc.(1)	6,764	608,422
G1 Therapeutics, Inc.(1)	6,132	82,291
Gemini Therapeutics, Inc. - Class A(1)	6,747	27,258
Generation Bio Co.(1)	1,095	27,452
Geron Corp.(1)	113,600	155,632
Globus Medical, Inc. - Class A(1)	2,194	168,104
Gossamer Bio, Inc.(1)	23,376	293,836
Graphite Bio, Inc.(1)	2,457	40,270
Gritstone Oncology, Inc.(1)	15,178	163,922
Haemonetics Corp.(1)	5,969	421,352
Harvard Bioscience, Inc.(1)	2,186	15,258
HCA Healthcare, Inc.	47,621	11,558,569
HealthStream, Inc.(1)	9,553	273,025
Henry Schein, Inc.(1)	4,249	323,604
Hill-Rom Holdings, Inc.	1,984	297,600
Hologic, Inc.(1)	198,561	14,655,787
Homology Medicines, Inc.(1)	15,852	124,755
Hookipa Pharma, Inc.(1)	2,609	15,367
Horizon Therapeutics Plc(1)	5,297	580,233
Humana, Inc.	34,811	13,546,701
iBio, Inc.(1)	81,178	86,049
ICON Plc(1)	103,426	27,099,681
Icosavax, Inc.(1)	2,036	60,245
ICU Medical, Inc.(1)	61,686	14,396,279
Ideaya Biosciences, Inc.(1)	9,278	236,496
Ikena Oncology, Inc.(1)	3,424	43,211
Imago Biosciences, Inc.(1)	1,448	29,003
Immuneering Corp. - Class A(1)	1,222	32,444
Immunic, Inc.(1)	6,819	60,348
ImmunityBio, Inc.(1)	22,683	220,932
ImmunoGen, Inc.(1)	33,936	192,417
Immunovant, Inc.(1)	5,004	43,485
Impel Neuropharma, Inc.(1)	627	7,637
Incyte Corp.(1)	795	54,680
Infinity Pharmaceuticals, Inc.(1)	3,428	11,724
Innoviva, Inc.(1)	161,741	2,702,692
Inovio Pharmaceuticals, Inc.(1)	77,468	554,671
Inozyme Pharma, Inc.(1)	5,230	60,616
Instil Bio, Inc.(1)	3,475	62,116
Integer Holdings Corp.(1)	189,707	16,948,423
Integra LifeSciences Holdings Corp.(1)	2,210	151,341
Invacare Corp.(1)	12,579	59,876
Invitae Corp.(1)	55,702	1,583,608
Ionis Pharmaceuticals, Inc.(1)	345	11,571
Iovance Biotherapeutics, Inc.(1)	3,014	74,325
IQVIA Holdings, Inc.(1)	63,395	15,185,638
Ironwood Pharmaceuticals, Inc. - Class A(1)	369,500	4,825,670
iTeos Therapeutics, Inc.(1)	7,556	204,012
IVERIC bio, Inc.(1)	31,111	505,243
Janux Therapeutics, Inc.(1)	2,006	43,390
Jazz Pharmaceuticals Plc(1)	107,606	14,011,377
Jounce Therapeutics, Inc.(1)	12,338	91,671
Kala Pharmaceuticals, Inc.(1)	6,264	16,412
KemPharm, Inc.(1)	5,518	51,483
Kezar Life Sciences, Inc.(1)	12,757	110,220
Kiniksa Pharmaceuticals Ltd. - Class A(1)	6,022	68,591
Kinnate Biopharma, Inc.(1)	8,943	205,868
Kronos Bio, Inc.(1)	12,778	267,827
Krystal Biotech, Inc.(1)	4,282	223,563
Kura Oncology, Inc.(1)	23,859	446,879
Laboratory Corp. of America Holdings(1)	43,856	12,342,833
Lannett Co., Inc.(1)	57,700	173,100
Lantheus Holdings, Inc.(1)	449,828	11,551,583
Lexicon Pharmaceuticals, Inc.(1)	15,227	73,242
LifeStance Health Group, Inc.(1)	6,143	89,074
Ligand Pharmaceuticals, Inc.(1)	4,990	695,207
Lineage Cell Therapeutics, Inc.(1)	45,113	113,685
LivaNova Plc(1)	3,918	310,266
Lyell Immunopharma, Inc.(1)	3,545	52,466
MacroGenics, Inc.(1)	1,823	38,174
Magellan Health, Inc.(1)	8,791	831,189
Magenta Therapeutics, Inc.(1)	1,191	8,670
MannKind Corp.(1)	82,623	359,410

Masimo Corp.(1)	409	110,720
MaxCyte, Inc.(1)	2,290	27,961
McKesson Corp.	49,014	9,772,411
MEDNAX, Inc.(1)	13,394	380,791
MeiraGTx Holdings Plc(1)	10,323	136,057
Meridian Bioscience, Inc.(1)	14,216	273,516
Merit Medical Systems, Inc.(1)	2,139	153,580
Mersana Therapeutics, Inc.(1)	7,743	73,016
Mesa Laboratories, Inc.	1,874	566,623
MiMedx Group, Inc.(1)	13,739	83,258
Mirati Therapeutics, Inc.(1)	195	34,497
Mirum Pharmaceuticals, Inc.(1)	887	17,669
Misonix, Inc.(1)	2,270	57,431
ModivCare, Inc.(1)	101,924	18,511,437
Molina Healthcare, Inc.(1)	34,482	9,355,311
Monte Rosa Therapeutics, Inc.(1)	1,758	39,168
Multiplan Corp.(1)	72,198	406,475
Mustang Bio, Inc.(1)	26,467	71,196
Myriad Genetics, Inc.(1)	29,104	939,768
NanoString Technologies, Inc.(1)	1,393	66,878
NantHealth, Inc.(1)	4,404	7,090
Natera, Inc.(1)	160	17,830
National HealthCare Corp.	10,935	765,231
Natus Medical, Inc.(1)	12,689	318,240
Nektar Therapeutics - Class A(1)	5,283	94,883
Neogen Corp.(1)	2,515	109,226
Neoleukin Therapeutics, Inc.(1)	10,017	72,423
Neuronetics, Inc.(1)	900	5,904
NexImmune, Inc.(1)	1,992	30,159
NextGen Healthcare, Inc.(1)	21,026	296,467
NGM Biopharmaceuticals, Inc.(1)	10,570	222,181
Nkarta, Inc.(1)	5,255	146,142
Nurix Therapeutics, Inc.(1)	1,121	33,585
Nuvalent, Inc. - Class A(1)	1,621	36,554
Nuvation Bio, Inc.(1)	3,815	37,921
Oak Street Health, Inc.(1)	301	12,802
Olema Pharmaceuticals, Inc.(1)	4,999	137,772
Omega Therapeutics, Inc.(1)	1,058	19,943
OncoCyte Corp.(1)	6,602	23,503
Oncorus, Inc.(1)	7,588	70,872
Oncternal Therapeutics, Inc.(1)	16,488	68,755
OPKO Health, Inc.(1)	148,719	542,824
Option Care Health, Inc.(1)	55,840	1,354,678
OraSure Technologies, Inc.(1)	26,838	303,538
Organon & Co.	151,787	4,977,096
ORIC Pharmaceuticals, Inc.(1)	10,107	211,337
Orthofix Medical, Inc.(1)	7,110	271,033
Owens & Minor, Inc.	4,783	149,660
Oyster Point Pharma, Inc.(1)	3,884	46,025
Pacific Biosciences of California, Inc.(1)	39,512	1,009,532
Passage Bio, Inc.(1)	13,897	138,414
Patterson Companies, Inc.	59,233	1,785,283
PerkinElmer, Inc.	3,377	585,200
Perrigo Co. Plc	3,970	187,900
Personalis, Inc.(1)	12,543	241,327
Pliant Therapeutics, Inc.(1)	807	13,622
Portage Biotech, Inc.(1)	1,474	29,952
Poseida Therapeutics, Inc.(1)	10,685	77,894
PPD, Inc.(1)	2,832	132,509
Praxis Precision Medicines, Inc.(1)	11,032	203,982
Precigen, Inc.(1)	4,591	22,909
Premier, Inc. - Class A	306,263	11,870,754
Prestige Consumer Healthcare, Inc.(1)	289,816	16,261,576
Prometheus Biosciences, Inc.(1)	3,690	87,490
Prothena Corp. Plc(1)	3,012	214,545
Provention Bio, Inc.(1)	20,965	134,176
QIAGEN NV(1)	6,804	351,631
Quest Diagnostics, Inc.	3,680	534,741
Quidel Corp.(1)	1,121	158,229
Rain Therapeutics, Inc.(1)	966	14,451
Rallybio Corp.(1)	914	16,068
Rapid Micro Biosystems, Inc. - Class A(1)	1,121	20,705
Reata Pharmaceuticals, Inc. - Class A(1)	1,366	137,433
Recursion Pharmaceuticals, Inc. - Class A(1)	3,427	78,855
REGENXBIO, Inc.(1)	7,148	299,644
Relay Therapeutics, Inc.(1)	2,494	78,636
Reneo Pharmaceuticals, Inc.(1)	1,219	9,082
Repligen Corp.(1)	95	27,454
Replimune Group, Inc.(1)	3,331	98,731
ResMed, Inc.	431	113,590
REVOLUTION Medicines, Inc.(1)	19,151	526,844
Rhythm Pharmaceuticals, Inc.(1)	16,481	215,242
Royalty Pharma Plc - Class A	3,972	143,548
RxSight, Inc.(1)	408	5,169
Sage Therapeutics, Inc.(1)	1,552	68,769
Sana Biotechnology, Inc.(1)	1,706	38,419
Sangamo Therapeutics, Inc.(1)	4,700	42,347

Scholar Rock Holding Corp.(1)	1,609	53,129
Seagen, Inc.(1)	426	72,335
SeaSpine Holdings Corp.(1)	6,008	94,506
Seer, Inc. - Class A(1)	9,517	328,622
Select Medical Holdings Corp.	92,100	3,331,257
Selecta Biosciences, Inc.(1)	30,449	126,668
Sensei Biotherapeutics, Inc.(1)	7,533	79,247
Sera Prognostics, Inc. - Class A(1)	544	6,044
Shattuck Labs, Inc.(1)	1,794	36,562
Sientra, Inc.(1)	2,864	16,411
Sight Sciences, Inc.(1)	651	14,778
Sigilon Therapeutics, Inc.(1)	4,859	27,453
Signify Health, Inc. - Class A(1)	1,920	34,310
Silverback Therapeutics, Inc.(1)	7,604	75,888
Singular Genomics Systems, Inc.(1)	1,707	19,101
SOC Telemed, Inc. - Class A(1)	3,415	7,718
Solid Biosciences, Inc.(1)	22,369	53,462
Sorrento Therapeutics, Inc.(1)	10,074	76,865
Sotera Health Co.(1)	1,284,105	33,579,346
Spero Therapeutics, Inc.(1)	726	13,366
Spruce Biosciences, Inc.(1)	3,007	18,072
SQZ Biotechnologies Co.(1)	8,480	122,282
STERIS Plc	2,227	454,932
Supernus Pharmaceuticals, Inc.(1)	18,323	488,674
Surface Oncology, Inc.(1)	12,543	94,951
Sutro Biopharma, Inc.(1)	15,039	284,087
Syndax Pharmaceuticals, Inc.(1)	12,681	242,334
Syneos Health, Inc. - Class A(1)	133,358	11,666,158
Syros Pharmaceuticals, Inc.(1)	11,323	50,614
Talaris Therapeutics, Inc.(1)	1,190	16,136
Talis Biomedical Corp.(1)	5,378	33,613
Tandem Diabetes Care, Inc.(1)	100	11,938
Tarsus Pharmaceuticals, Inc.(1)	536	11,551
Taysha Gene Therapies, Inc.(1)	1,473	27,427
TCR2 Therapeutics, Inc.(1)	11,438	97,337
Teladoc Health, Inc.(1)	4,562	578,507
Teleflex, Inc.	1,170	440,564
Tenaya Therapeutics, Inc.(1)	2,076	42,869
Tenet Healthcare Corp.(1)	35,283	2,344,203
Terns Pharmaceuticals, Inc.(1)	1,389	14,473
Theravance Biopharma, Inc.(1)	1,864	13,794
Tivity Health, Inc.(1)	6,726	155,102
Tonix Pharmaceuticals Holding Corp.(1)	133,784	80,418
Travere Therapeutics, Inc. - Class Preferre(1)	20,305	492,396
Trevena, Inc.(1)	40,449	49,752
Trillium Therapeutics, Inc.(1)	31,571	554,387
Triple-S Management Corp. - Class B(1)	8,488	300,221
Turning Point Therapeutics, Inc.(1)	15,311	1,017,110
Ultragenyx Pharmaceutical, Inc.(1)	492	44,373
United Therapeutics Corp.(1)	23,826	4,397,803
Universal Health Services, Inc. - Class B	152,651	21,122,319
UroGen Pharma Ltd.(1)	2,276	38,282
Utah Medical Products, Inc.	1,180	109,551
Vanda Pharmaceuticals, Inc.(1)	140,929	2,415,523
Varex Imaging Corp.(1)	12,588	354,982
Vaxart, Inc.(1)	4,029	32,031
Vaxcyte, Inc.(1)	10,601	268,947
VBI Vaccines, Inc.(1)	8,676	26,982
Vera Therapeutics, Inc. - Class A(1)	1,002	17,385
Veracyte, Inc.(1)	25,250	1,172,863
Verve Therapeutics, Inc.(1)	2,446	114,962
Viatris, Inc.	269,510	3,651,861
Viemed Healthcare, Inc.(1)	11,525	63,964
Viking Therapeutics, Inc.(1)	25,965	163,060
Viracta Therapeutics, Inc.(1)	10,708	85,878
VistaGen Therapeutics, Inc.(1)	11,193	30,669
Vor BioPharma, Inc.(1)	6,270	98,314
Waters Corp.(1)	129	46,092
Werewolf Therapeutics, Inc.(1)	998	17,126
XBiotech, Inc.	6,755	87,477
XOMA Corp.(1)	2,027	50,168
Zimmer Biomet Holdings, Inc.	109,151	15,975,340
Zogenix, Inc.(1)	21,065	319,977

Total Healthcare		643,404,478

Industrials – 16.30%
AAR Corp.(1)	12,823	415,850
ABM Industries, Inc.	305,003	13,728,185
Acacia Research Corp.(1)	18,361	124,671
ACCO Brands Corp.	34,923	299,989
Acuity Brands, Inc.	33,668	5,837,021
ADT, Inc.	4,562	36,907
Advanced Drainage Systems, Inc.	31,264	3,381,827
Advent Technologies Holdings, Inc.(1)	1,471	12,798
AECOM(1)	4,118	260,052
Aerojet Rocketdyne Holdings, Inc.	5,753	250,543
AerSale Corp.(1)	2,990	50,830
AGCO Corp.	71,682	8,783,195

AgEagle Aerial Systems, Inc.(1)	8,861	26,672
Air Lease Corp. - Class A	133,489	5,251,457
Air Transport Services Group, Inc.(1)	22,069	569,601
Alamo Group, Inc.	451	62,928
Alaska Air Group, Inc.(1)	347,207	20,346,330
Albany International Corp. - Class A	21,585	1,659,239
Allegion Plc	84,438	11,161,015
Allied Motion Technologies, Inc.	343	10,729
Allison Transmission Holdings, Inc.	207,079	7,314,030
Alta Equipment Group, Inc.(1)	5,701	78,275
Altra Industrial Motion Corp.	385,190	21,320,266
AMERCO	268	173,136
American Airlines Group, Inc.(1)	131,481	2,697,990
American Superconductor Corp.(1)	10,234	149,212
American Woodmark Corp.(1)	6,247	408,366
AMETEK, Inc.	329,069	40,807,847
AO Smith Corp.	3,914	239,028
API Group Corp.(1)(3)	458,845	9,337,496
Apogee Enterprises, Inc.	9,476	357,814
ArcBest Corp.	53,381	4,364,964
Arcosa, Inc.	180,114	9,036,319
Argan, Inc.	5,522	241,146
Armstrong World Industries, Inc.	42,824	4,088,407
Array Technologies, Inc.(1)	36,480	675,610
ASGN, Inc.(1)	115,222	13,036,217
Astec Industries, Inc.	8,483	456,470
Astronics Corp.(1)	9,318	131,011
Atkore, Inc.(1)	68,700	5,971,404
Atlas Air Worldwide Holdings, Inc.(1)	72,668	5,935,522
Atlas Technical Consultants, Inc.(1)	3,992	40,599
Avis Budget Group, Inc.(1)	18,220	2,122,812
AZEK Co., Inc. - Class A(1)	1,492	54,503
AZZ, Inc.	9,324	496,037
Babcock & Wilcox Enterprises, Inc.(1)	14,598	93,573
Barnes Group, Inc.	18,216	760,154
Barrett Business Services, Inc.	11,469	874,626
Beacon Roofing Supply, Inc.(1)	36,744	1,754,893
Beam Global(1)	546	14,944
Blue Bird Corp.(1)	3,074	64,124
Boise Cascade Co.	102,434	5,529,387
Brady Corp. - Class A	17,651	894,906
BrightView Holdings, Inc.(1)	262,721	3,877,762
Brink’s Co.	270,583	17,127,904
Builders FirstSource, Inc.(1)	6,115	316,390
BWX Technologies, Inc.	173,986	9,370,886
CACI International, Inc. - Class A(1)	123,912	32,477,335
Caesarstone Ltd.	8,425	104,639
CAI International, Inc.	4,650	259,981
Carlisle Companies, Inc.	953	189,447
Carrier Global Corp.	13,963	722,725
Casella Waste Systems, Inc. - Class A(1)	213,774	16,233,998
CBIZ, Inc.(1)	396,497	12,822,713
CECO Environmental Corp.(1)	45,590	320,954
CH Robinson Worldwide, Inc.	3,177	276,399
Charah Solutions, Inc.(1)	37,884	174,266
ChargePoint Holdings, Inc.(1)	3,178	63,528
Chart Industries, Inc.(1)	5,454	1,042,314
Cintas Corp.	170	64,712
Clarivate Plc(1)	13,142	287,810
Clean Harbors, Inc.(1)	1,538	159,752
Colfax Corp.(1)	596,701	27,388,576
Columbus McKinnon Corp.	10,324	499,165
Commercial Vehicle Group, Inc.(1)	7,274	68,812
CompX International, Inc.	512	10,639
Concrete Pumping Holdings, Inc.(1)	10,032	85,673
Copa Holdings SA - Class A(1)	989	80,485
Core & Main, Inc. - Class A(1)	542	14,206
CoreCivic, Inc.(1)	202,048	1,798,227
Cornerstone Building Brands, Inc.(1)	73,149	1,068,707
Costamare, Inc.	19,895	308,174
CoStar Group, Inc.(1)	2,620	225,477
Covenant Logistics Group, Inc. - Class A(1)	4,622	127,798
CRA International, Inc.	464	46,094
Crane Co.	170,661	16,180,369
Cummins, Inc.	47,029	10,560,832
Curtiss-Wright Corp.	89,677	11,315,444
Custom Truck One Source, Inc.(1)	11,526	107,538
Delta Air Lines, Inc.(1)	153,100	6,523,591
Deluxe Corp.	118,884	4,266,747
Desktop Metal, Inc. - Class A(1)	11,655	83,566
DIRTT Environmental Solutions(1)	66,761	206,959
Donaldson Co., Inc.	3,304	189,683
Dover Corp.	164,875	25,638,062
Driven Brands Holdings, Inc.(1)	1,650	47,668
Ducommun, Inc.(1)	3,976	200,192
Dun & Bradstreet Holdings, Inc.(1)	4,810	80,856
DXP Enterprises, Inc.(1)	28,554	844,342

Dycom Industries, Inc.(1)	20,278	1,444,605
Eagle Bulk Shipping, Inc.(1)	3,307	166,739
Eaton Corp. Plc	151,764	22,659,883
Echo Global Logistics, Inc.(1)	6,529	311,499
EMCOR Group, Inc.	58,351	6,732,538
Encore Wire Corp.	7,474	708,759
Enerpac Tool Group Corp. - Class A	126,406	2,620,396
EnerSys	14,569	1,084,516
Ennis, Inc.	9,579	180,564
EnPro Industries, Inc.	15,392	1,340,951
Equifax, Inc.	2,263	573,489
ESCO Technologies, Inc.	142,575	10,978,275
ExOne Co.(1)	6,015	140,631
Expeditors International of Washington, Inc.	63,601	7,576,787
Fastenal Co.	1,948	100,536
First Advantage Corp.(1)	1,732	32,995
Flowserve Corp.	3,882	134,589
Fluor Corp.(1)	53,175	849,205
Fortive Corp.	9,825	693,350
Fortune Brands Home & Security, Inc.	3,082	275,592
Forward Air Corp.	199,886	16,594,536
FTI Consulting, Inc.(1)	994	133,892
FuelCell Energy, Inc.(1)	27,980	187,186
Gates Industrial Corp. Plc(1)	84,977	1,382,576
GATX Corp.	13,171	1,179,595
Genco Shipping & Trading Ltd.	11,985	241,258
General Dynamics Corp.	56,812	11,136,856
Gibraltar Industries, Inc.(1)	203,546	14,176,979
Global Industrial Co.	1,153	43,687
GMS, Inc.(1)	116,434	5,099,809
Gorman-Rupp Co.	6,938	248,450
GP Strategies Corp.(1)	4,593	95,075
Graco, Inc.	1,923	134,552
GrafTech International Ltd.	8,410	86,791
Graham Corp.	13,499	167,388
Granite Construction, Inc.	17,190	679,864
Great Lakes Dredge & Dock Corp.(1)	24,337	367,245
Greenbrier Companies, Inc.	11,924	512,613
Griffon Corp.	17,314	425,924
GXO Logistics, Inc.(1)	1,566	122,837
Harsco Corp.(1)	563,469	9,550,800
Hawaiian Holdings, Inc.(1)	18,934	410,110
Healthcare Services Group, Inc.	34,249	855,883
Heartland Express, Inc.	17,785	284,916
HEICO Corp.	909	119,870
HEICO Corp. - Class A	1,587	187,948
Heidrick & Struggles International, Inc.	4,268	190,481
Heritage-Crystal Clean, Inc.(1)	3,779	109,515
Herman Miller, Inc.	329,554	12,411,004
Hexcel Corp.(1)	182,821	10,857,739
Hillenbrand, Inc.	101,214	4,316,777
HNI Corp.	15,114	554,986
Howmet Aerospace, Inc.	493,223	15,388,558
Hub Group, Inc. - Class A(1)	12,754	876,837
Hubbell, Inc. - Class B	65,142	11,769,205
Huntington Ingalls Industries, Inc.	75,558	14,587,227
Hurco Companies, Inc.	969	31,260
Huron Consulting Group, Inc.(1)	7,477	388,804
Hyliion Holdings Corp.(1)	35,646	299,426
Hyster-Yale Materials Handling, Inc.	3,671	184,504
ICF International, Inc.	161,888	14,454,980
Ideanomics, Inc.(1)	155,218	305,779
IDEX Corp.	2,300	475,985
IHS Markit Ltd.	11,237	1,310,459
Infrastructure & Energy Alternatives, Inc.(1)	5,964	68,169
Ingersoll Rand, Inc.(1)	12,266	618,329
INNOVATE Corp.(1)	17,296	70,914
Insteel Industries, Inc.	6,405	243,710
Interface, Inc. - Class A	17,124	259,429
ITT, Inc.	138,135	11,857,508
Jacobs Engineering Group, Inc.	3,919	519,385
JB Hunt Transport Services, Inc.	289	48,327
JELD-WEN Holding, Inc.(1)	18,896	472,967
JetBlue Airways Corp.(1)	9,368	143,237
Kaman Corp.	10,292	367,116
Kansas City Southern	2,011	544,257
KAR Auction Services, Inc.(1)	144,533	2,368,896
Karat Packaging, Inc.(1)	5,158	108,473
KBR, Inc.	320,071	12,610,797
Kelly Services, Inc. - Class A	13,159	248,442
Kennametal, Inc.	31,235	1,069,174
Kimball International, Inc. - Class B	13,652	152,902
Kirby Corp.(1)	220,993	10,598,824
Knight-Swift Transportation Holdings, Inc. - Class A	4,802	245,622
Korn Ferry	42,960	3,108,586
Kratos Defense & Security Solutions, Inc.(1)	35,594	794,102
L3Harris Technologies, Inc.	57,684	12,704,324

Landstar System, Inc.	134	21,148
Legalzoom.com, Inc.(1)	246	6,494
Leidos Holdings, Inc.	112,427	10,807,608
Lennox International, Inc.	1,009	296,818
Lindsay Corp.	525	79,690
Loomis AB - Class B	30,736	834,195
Luxfer Holdings Plc	20,735	407,028
Lydall, Inc.(1)	3,616	224,517
Manitowoc Co., Inc.(1)	12,897	276,254
ManpowerGroup, Inc.	60,129	6,510,768
ManTech International Corp. - Class A	10,268	779,547
Marten Transport Ltd.	22,492	352,899
Masco Corp.	135,613	7,533,302
MasTec, Inc.(1)	54,774	4,725,901
Matrix Service Co.(1)	9,544	99,830
Matson, Inc.	16,067	1,296,768
Matthews International Corp. - Class A	11,662	404,555
Maxar Technologies, Inc.	192,345	5,447,210
Mayville Engineering Co., Inc.(1)	3,214	60,423
McGrath RentCorp	2,815	202,539
Mercury Systems, Inc.(1)	1,646	78,053
Meritor, Inc.(1)	3,789	80,744
Mesa Air Group, Inc.(1)	12,550	96,133
Middleby Corp.(1)	1,152	196,428
Miller Industries, Inc.	4,033	137,283
Mistras Group, Inc.(1)	7,037	71,496
Moog, Inc. - Class A	62,044	4,729,614
MRC Global, Inc.(1)	29,898	219,451
MSA Safety, Inc.	785	114,374
MSC Industrial Direct Co., Inc. - Class A	1,351	108,337
Mueller Industries, Inc.	12,890	529,779
Mueller Water Products, Inc. - Class A	54,957	836,446
MYR Group, Inc.(1)	1,595	158,702
National Presto Industries, Inc.	1,948	159,892
Nielsen Holdings Plc	11,014	211,359
NL Industries, Inc.	2,716	15,644
NN, Inc.(1)	15,135	79,459
Nordson Corp.	1,436	341,983
Norfolk Southern Corp.	32,980	7,890,465
Northwest Pipe Co.(1)	3,619	85,770
NOW, Inc.(1)	41,435	316,978
NV5 Global, Inc.(1)	11,419	1,125,571
nVent Electric Plc	659,113	21,309,123
Old Dominion Freight Line, Inc.	245	70,065
Oshkosh Corp.	181,433	18,573,296
Otis Worldwide Corp.	224,958	18,509,544
Owens Corning	199,119	17,024,675
PACCAR, Inc.	10,274	810,824
PAE, Inc.(1)	1,091,114	6,524,862
PAM Transportation Services, Inc.(1)	1,160	52,177
Park Aerospace Corp.	7,587	103,790
Parker-Hannifin Corp.	105,754	29,570,933
Park-Ohio Holdings Corp.	3,292	84,012
Parsons Corp.(1)	9,916	334,764
Pentair Plc	4,974	361,262
PGT Innovations, Inc.(1)	11,288	215,601
Powell Industries, Inc.	3,397	83,464
Preformed Line Products Co.	1,072	69,723
Primoris Services Corp.	19,905	487,473
Proto Labs, Inc.(1)	8,762	583,549
Quanex Building Products Corp.	12,549	268,674
Quanta Services, Inc.	4,183	476,109
Radiant Logistics, Inc.(1)	14,024	89,613
RBC Bearings, Inc.(1)	8,978	1,905,132
Regal Beloit Corp.	28,973	4,355,801
Republic Services, Inc. - Class A	6,375	765,383
Resideo Technologies, Inc.(1)	270,641	6,709,190
Resources Connection, Inc.	11,873	187,356
REV Group, Inc.	8,908	152,861
Rexnord Corp.	123,721	7,954,023
Robert Half International, Inc.	139,854	14,031,552
Rockwell Automation, Inc.	1,367	401,953
Rollins, Inc.	503	17,771
Romeo Power, Inc.(1)	9,635	47,693
RR Donnelley & Sons Co.(1)	26,496	136,189
Rush Enterprises, Inc. - Class A	15,883	717,276
Rush Enterprises, Inc. - Class B	2,405	110,077
Ryder System, Inc.	1,534	126,877
Safe Bulkers, Inc.(1)	23,402	120,988
Schneider National, Inc. - Class B	256,545	5,833,833
Science Applications International Corp.	85,671	7,330,011
Sensata Technologies Holding Plc(1)	359,328	19,662,428
Shoals Technologies Group, Inc. - Class A(1)	3,080	85,870
SiteOne Landscape Supply, Inc.(1)	630	125,666
SkyWest, Inc.(1)	18,616	918,513
Snap-on, Inc.	25,308	5,288,107
Southwest Airlines Co.(1)	119,199	6,130,405

Spirit AeroSystems Holdings, Inc. - Class A	2,224	98,279
Spirit Airlines, Inc.(1)	36,846	955,785
SPX Corp.(1)	2,770	148,057
SPX FLOW, Inc.	14,270	1,043,137
Standex International Corp.	127,095	12,570,966
Stanley Black & Decker, Inc.	4,889	857,091
Steelcase, Inc. - Class A	33,234	421,407
Stericycle, Inc.(1)	143,696	9,767,017
Sterling Construction Co., Inc.(1)	8,174	185,305
Sunrun, Inc.(1)	5,956	262,064
Team, Inc.(1)	9,834	29,600
Tecnoglass, Inc.	35,829	778,564
Textainer Group Holdings Ltd.(1)	363,874	12,702,841
Textron, Inc.	376,713	26,298,335
Thermon Group Holdings, Inc.(1)	12,359	213,934
Timken Co.	108,295	7,084,659
Titan International, Inc.(1)	16,197	115,971
Titan Machinery, Inc.(1)	7,291	188,910
Toro Co.	180	17,534
Trane Technologies Plc	3,668	633,280
TransDigm Group, Inc.(1)	1,108	692,024
TransUnion	1,811	203,393
Trinity Industries, Inc.	29,453	800,238
Triton International Ltd.	131,650	6,851,066
Triumph Group, Inc.(1)	23,679	441,140
TrueBlue, Inc.(1)	13,183	356,996
TuSimple Holdings, Inc. - Class A(1)	949	35,236
Tutor Perini Corp.(1)	15,349	199,230
UFP Industries, Inc.	2,159	146,769
UniFirst Corp.	5,638	1,198,752
United Airlines Holdings, Inc.(1)	77,545	3,688,816
United Rentals, Inc.(1)	19,226	6,746,980
Univar Solutions, Inc.(1)	307,255	7,318,814
Universal Logistics Holdings, Inc.	538	10,803
US Ecology, Inc.(1)	332,193	10,746,444
US Xpress Enterprises, Inc. - Class A(1)	9,881	85,273
Valmont Industries, Inc.	621	146,010
Vectrus, Inc.(1)	4,340	218,215
Verisk Analytics, Inc. - Class A	1,715	343,463
Veritiv Corp.(1)	5,497	492,311
Vertiv Holdings Co. - Class A	310,554	7,481,246
View, Inc.(1)	36,417	197,380
Virgin Galactic Holdings, Inc.(1)	479	12,119
VSE Corp.	3,947	190,127
Wabash National Corp.	84,441	1,277,592
Wabtec Corp.	5,471	471,655
Watsco, Inc.	974	257,740
Watts Water Technologies, Inc. - Class A	4,537	762,624
Werner Enterprises, Inc.	20,628	913,202
WESCO International, Inc.(1)	244,630	28,210,732
Willdan Group, Inc.(1)	778	27,689
Willis Lease Finance Corp.(1)	943	35,070
WillScot Mobile Mini Holdings Corp. - Class A(1)	1,203,765	38,183,426
Woodward, Inc.	1,724	195,157
WW Grainger, Inc.	236	92,762
XPO Logistics, Inc.(1)	401	31,912
Xylem, Inc.	1,839	227,448
Yellow Corp.(1)	17,478	98,751

Total Industrials		1,136,853,163

Information Technology – 10.19%
3D Systems Corp.(1)	4,044	111,493
8x8, Inc.(1)	171,148	4,003,152
A10 Networks, Inc.(1)	3,891	52,451
ACI Worldwide, Inc.(1)	147,902	4,545,028
ADTRAN, Inc.	16,892	316,894
Advanced Energy Industries, Inc.	5,476	480,519
Aeva Technologies, Inc.(1)	28,466	226,020
Agilysys, Inc.(1)	1,101	57,648
Akamai Technologies, Inc.(1)	4,858	508,098
Alkami Technology, Inc.(1)	309	7,626
Alliance Data Systems Corp.	347,386	35,047,774
Alpha & Omega Semiconductor Ltd.(1)	1,506	47,243
Amdocs Ltd.	79,107	5,989,191
American Software, Inc. - Class A	2,667	63,341
Amkor Technology, Inc.	393,698	9,822,765
Amphenol Corp. - Class A	5,057	370,324
Analog Devices, Inc.	55,910	9,363,807
ANSYS, Inc.(1)	1,549	527,357
Arista Networks, Inc.(1)	194	66,666
Arrow Electronics, Inc.(1)	89,313	10,028,957
Asana, Inc. - Class A(1)	2,263	234,990
Avaya Holdings Corp.(1)	221,433	4,382,159
Aviat Networks, Inc.(1)	2,488	81,756
Avnet, Inc.	126,356	4,671,381
AXT, Inc.(1)	15,137	126,091
Belden, Inc.	26,381	1,536,957
Benchmark Electronics, Inc.	13,383	357,460

Benefitfocus, Inc.(1)	2,534	28,127
Black Knight, Inc.(1)	4,581	329,832
Bottomline Technologies DE, Inc.(1)	13,750	540,100
Broadridge Financial Solutions, Inc.	317	52,825
Brooks Automation, Inc.	385	39,405
C3.ai, Inc. - Class A(1)	775	35,913
Calix, Inc.(1)	3,499	172,956
Cass Information Systems, Inc.	4,355	182,257
CDK Global, Inc.	3,069	130,586
CDW Corp.	30,325	5,519,756
Ceridian HCM Holding, Inc.(1)	3,916	441,020
ChannelAdvisor Corp.(1)	3,176	80,130
Check Point Software Technologies Ltd.(1)	156,762	17,720,376
Ciena Corp.(1)	4,569	234,618
Cirrus Logic, Inc.(1)	33,836	2,786,395
Citrix Systems, Inc.	2,385	256,077
Cleanspark, Inc.(1)	12,557	145,536
Cloudera, Inc.(1)	34,003	543,028
Cloudflare, Inc. - Class A(1)	432	48,665
CMC Materials, Inc.	77,803	9,587,664
Cognizant Technology Solutions Corp. - Class A	203,227	15,081,476
Coherent, Inc.(1)	7,691	1,923,442
Cohu, Inc.(1)	191,187	6,106,513
CommScope Holding Co., Inc.(1)	301,271	4,094,273
Comtech Telecommunications Corp.	9,570	245,088
Concentrix Corp.(1)	1,278	226,206
Conduent, Inc.(1)	62,809	413,911
Corning, Inc.	15,329	559,355
Couchbase, Inc.(1)	869	27,035
Cree, Inc.(1)	3,444	278,034
CS Disco, Inc.(1)	2,947	141,279
CSG Systems International, Inc.	6,518	314,168
CTS Corp.	9,302	287,525
Daktronics, Inc.(1)	12,686	68,885
Datto Holding Corp.(1)	715	17,089
Digi International, Inc.(1)	13,486	283,476
DigitalOcean Holdings, Inc.(1)	1,004	77,941
Diodes, Inc.(1)	37,224	3,372,122
Dolby Laboratories, Inc. - Class A	1,922	169,136
DSP Group, Inc.(1)	8,269	181,174
Duck Creek Technologies, Inc.(1)	1,665	73,660
DXC Technology Co.(1)	122,221	4,107,848
Dynatrace, Inc.(1)	334	23,704
DZS, Inc.(1)	3,658	44,847
E2open Parent Holdings, Inc.(1)	60,388	682,384
Eastman Kodak Co.(1)	965	6,572
Ebix, Inc.	9,976	268,654
eGain Corp.(1)	4,510	46,002
EMCORE Corp.(1)	11,431	85,504
Entegris, Inc.	55,210	6,950,939
Envestnet, Inc.(1)	1,309	105,034
ePlus, Inc.(1)	4,887	501,455
Euronet Worldwide, Inc.(1)	5,133	653,328
EverCommerce, Inc.(1)	2,537	41,835
EVERTEC, Inc.	265,260	12,127,687
F5 Networks, Inc.(1)	17,930	3,564,125
Fabrinet(1)	1,964	201,330
FARO Technologies, Inc.(1)	3,386	222,833
Fastly, Inc. - Class A(1)	3,160	127,790
FireEye, Inc.(1)	4,893	87,095
First Solar, Inc.(1)	3,165	302,131
FleetCor Technologies, Inc.(1)	1,916	500,593
Flex Ltd.(1)	396,802	7,015,459
Flywire Corp.(1)	641	28,101
FormFactor, Inc.(1)	301,309	11,247,865
Genpact Ltd.	5,283	250,995
Global Payments, Inc.	92,058	14,506,500
GoDaddy, Inc. - Class A(1)	4,534	316,020
GTY Technology Holdings, Inc.(1)	12,398	93,233
Guidewire Software, Inc.(1)	2,512	298,601
Hackett Group, Inc.	812	15,931
Harmonic, Inc.(1)	27,723	242,576
Hewlett Packard Enterprise Co.	472,001	6,726,014
HP, Inc.	439,907	12,035,856
IBEX Holdings Ltd.(1)	15,240	259,080
Ichor Holdings Ltd.(1)	3,642	149,650
Identiv, Inc.(1)	699	13,169
II-VI, Inc.(1)	53,369	3,167,984
Inseego Corp.(1)	24,571	163,643
Insight Enterprises, Inc.(1)	8,458	761,897
Instructure Holdings, Inc.(1)	3,525	79,630
Intapp, Inc.(1)	840	21,638
InterDigital, Inc.	6,969	472,638
IPG Photonics Corp.(1)	992	157,133
Itron, Inc.(1)	3,045	230,293
J2 Global, Inc.(1)	34,750	4,747,545
Jabil, Inc.	122,825	7,169,295

Jack Henry & Associates, Inc.	1,630	267,418
Jamf Holding Corp.(1)	265	10,208
Juniper Networks, Inc.	133,651	3,678,076
Kaltura, Inc.(1)	10,597	109,043
Keysight Technologies, Inc.(1)	104,941	17,240,757
Kimball Electronics, Inc.(1)	8,524	219,663
KLA Corp.	19,165	6,410,884
Knowles Corp.(1)	33,450	626,853
Kulicke & Soffa Industries, Inc.	24,944	1,453,736
KVH Industries, Inc.(1)	5,561	53,552
Limelight Networks, Inc.(1)	46,722	111,198
Littelfuse, Inc.	711	194,295
LiveRamp Holdings, Inc.(1)	24,657	1,164,550
Lumentum Holdings, Inc.(1)	2,263	189,051
Manhattan Associates, Inc.(1)	884	135,279
Marathon Digital Holdings, Inc.(1)	33,663	1,063,078
Marvell Technology, Inc.	24,726	1,491,225
MAXIMUS, Inc.	217,480	18,094,336
McAfee Corp. - Class A	549	12,138
Medallia, Inc.(1)	1,407	47,655
MeridianLink, Inc.(1)	1,013	22,651
Methode Electronics, Inc.	593,204	24,944,228
Microchip Technology, Inc.	1,300	199,537
MKS Instruments, Inc.	260	39,237
Model N, Inc.(1)	1,044	34,974
MoneyGram International, Inc.(1)	33,351	267,475
Motorola Solutions, Inc.	236,455	54,933,226
N-Able, Inc.(1)	918,762	11,401,836
National Instruments Corp.	4,009	157,273
NCR Corp.(1)	108,115	4,190,537
NeoPhotonics Corp.(1)	18,806	163,800
NetApp, Inc.	190,313	17,082,495
NETGEAR, Inc.(1)	11,382	363,200
NetScout Systems, Inc.(1)	26,282	708,300
nLight, Inc.(1)	105,178	2,964,968
NortonLifeLock, Inc.	418,760	10,594,628
Nuance Communications, Inc.(1)	5,287	290,996
NVE Corp.	123	7,868
NXP Semiconductors NV	124,473	24,380,527
ON Semiconductor Corp.(1)	5,818	266,290
ON24, Inc.(1)	3,468	69,152
Onto Innovation, Inc.(1)	12,517	904,353
OSI Systems, Inc.(1)	5,601	530,975
Paya Holdings, Inc. - Class A(1)	683,697	7,431,786
Paychex, Inc.	1,249	140,450
Paycor HCM, Inc.(1)	217	7,630
Paysafe Ltd.(1)	12,629	97,875
PC Connection, Inc.	4,184	184,222
PDF Solutions, Inc.(1)	10,827	249,454
Pegasystems, Inc.	74	9,405
Perficient, Inc.(1)	203,170	23,506,769
Photronics, Inc.(1)	22,572	307,656
Ping Identity Holding Corp.(1)	18,447	453,243
Plantronics, Inc.(1)	9,182	236,069
Plexus Corp.(1)	264,478	23,646,978
Procore Technologies, Inc.(1)	103	9,202
Pure Storage, Inc. - Class A(1)	554	13,939
QAD, Inc. - Class A	573	50,074
Qorvo, Inc.(1)	150,609	25,180,319
Quantum Corp.(1)	20,504	106,211
Rackspace Technology, Inc.(1)	5,598	79,604
Rambus, Inc.(1)	557,604	12,378,809
Rekor Systems, Inc.(1)	4,224	48,534
Repay Holdings Corp. - Class A(1)	18,936	436,096
Ribbon Communications, Inc.(1)	26,823	160,402
Rogers Corp.(1)	77,198	14,395,883
Sanmina Corp.(1)	79,286	3,055,682
ScanSource, Inc.(1)	9,407	327,270
Seagate Technology Holdings Plc	125,200	10,331,504
SecureWorks Corp. - Class A(1)	3,771	74,967
Semtech Corp.(1)	118,659	9,251,842
SkyWater Technology, Inc.(1)	237	6,446
Skyworks Solutions, Inc.	2,606	429,417
Smith Micro Software, Inc.(1)	17,302	83,742
Softchoice Corp.	419,503	9,783,766
SolarWinds Corp.	729,408	12,202,996
SS&C Technologies Holdings, Inc.	6,695	464,633
StarTek, Inc.(1)	5,692	31,363
StoneCo Ltd. - Class A(1)	458	15,902
SunPower Corp. - Class A(1)	6,153	139,550
Super Micro Computer, Inc.(1)	16,142	590,313
SYNNEX Corp.	115,084	11,980,244
Synopsys, Inc.(1)	1,679	502,709
TE Connectivity Ltd.	154,391	21,185,533
Teledyne Technologies, Inc.(1)	1,396	599,694
Teradata Corp.(1)	32,057	1,838,469
Trimble, Inc.(1)	7,576	623,126

TTM Technologies, Inc.(1)	215,525	2,709,149
Turtle Beach Corp.(1)	1,051	29,239
Tyler Technologies, Inc.(1)	162	74,301
Ubiquiti, Inc.	23	6,869
Unisys Corp.(1)	5,364	134,851
Veeco Instruments, Inc.(1)	18,689	415,083
Verint Systems, Inc.(1)	223,563	10,013,387
VeriSign, Inc.(1)	2,982	611,340
Viasat, Inc.(1)	2,109	116,143
Viavi Solutions, Inc.(1)	11,285	177,626
VirnetX Holding Corp.(1)	23,802	93,304
Vishay Intertechnology, Inc.	142,270	2,858,204
Vishay Precision Group, Inc.(1)	4,662	162,098
Vontier Corp.	17,982	604,195
Western Digital Corp.(1)	188,101	10,616,420
Western Union Co.	194,122	3,925,147
WEX, Inc.(1)	443	78,030
WNS Holdings Ltd. - ADR(1)	49,544	4,052,699
Xerox Holdings Corp.	335,760	6,772,279
Xperi Holding Corp.	39,437	742,993

Total Information Technology		710,601,294

Materials – 7.03%
AdvanSix, Inc.(1)	10,258	407,755
Albemarle Corp.	3,509	768,366
Alcoa Corp.(1)	5,567	272,449
Allegheny Technologies, Inc.(1)	18,674	310,549
Amcor Plc	46,022	533,395
American Vanguard Corp.	8,552	128,708
Amyris, Inc.(1)	56,809	779,988
AptarGroup, Inc.	1,980	236,313
Arconic Corp.(1)	322,776	10,180,355
Ardagh Group SA - Class A	456	11,623
Ardagh Metal Packaging SA(1)	501,884	4,998,765
Ashland Global Holdings, Inc.	144,340	12,863,581
Avery Dennison Corp.	87,985	18,231,372
Avient Corp.	518,662	24,039,984
Axalta Coating Systems Ltd.(1)	975,961	28,488,302
Ball Corp.	6,861	617,284
Berry Global Group, Inc.(1)	327,856	19,959,873
Cabot Corp.	62,000	3,107,440
Carpenter Technology Corp.	17,828	583,689
Celanese Corp. - Class A	38,153	5,747,368
Century Aluminum Co.(1)	18,064	242,961
CF Industries Holdings, Inc.	6,384	356,355
Chase Corp.	2,052	209,612
Chemours Co.	122,613	3,563,134
Clearwater Paper Corp.(1)	6,123	234,695
Cleveland-Cliffs, Inc.(1)	13,599	269,396
Coeur Mining, Inc.(1)	30,029	185,279
Commercial Metals Co.	44,754	1,363,207
Constellium SE - Class A(1)	644,955	12,112,255
Corteva, Inc.	292,654	12,314,880
Crown Holdings, Inc.	418,963	42,223,091
Diversey Holdings Ltd.(1)	469,107	7,524,476
Domtar Corp.(1)	18,713	1,020,607
DuPont de Nemours, Inc.	182,776	12,426,940
Eagle Materials, Inc.	1,234	161,851
Eastman Chemical Co.	74,033	7,458,084
Ecovyst, Inc.	19,082	222,496
Element Solutions, Inc.	1,103,070	23,914,558
Ferro Corp.(1)	5,236	106,500
FMC Corp.	392,679	35,953,689
Freeport-McMoRan, Inc.	404,041	13,143,454
FutureFuel Corp.	10,773	76,811
Gatos Silver, Inc.(1)	2,678	31,145
GCP Applied Technologies, Inc.(1)	18,454	404,512
Glatfelter Corp.	16,324	230,168
Graphic Packaging Holding Co.	1,093,806	20,826,066
Greif, Inc. - Class A	111,739	7,218,339
Greif, Inc. - Class B	1,997	129,406
Hawkins, Inc.	2,403	83,817
Haynes International, Inc.	4,762	177,384
HB Fuller Co.	235,608	15,210,852
Hecla Mining Co.	140,565	773,108
Huntsman Corp.	143,081	4,233,767
Ingevity Corp.(1)	127,587	9,105,884
Innospec, Inc.	6,372	536,650
International Flavors & Fragrances, Inc.	7,526	1,006,377
International Paper Co.	91,465	5,114,723
Intrepid Potash, Inc.(1)	3,768	116,431
Kaiser Aluminum Corp.	166,231	18,112,530
Koppers Holdings, Inc.(1)	91,896	2,872,669
Kraton Corp.(1)	11,764	536,909
Kronos Worldwide, Inc.	7,046	87,441
Louisiana-Pacific Corp.	2,679	164,410
LyondellBasell Industries NV - Class A	84,694	7,948,532
Martin Marietta Materials, Inc.	1,874	640,308

Materion Corp.	4,650	319,176
Minerals Technologies, Inc.	29,248	2,042,680
Mosaic Co.	189,552	6,770,797
Myers Industries, Inc.	7,285	142,567
Neenah, Inc.	6,277	292,571
NewMarket Corp.	196	66,399
Nucor Corp.	8,871	873,705
O-I Glass, Inc.(1)	178,400	2,545,768
Olin Corp.	3,975	191,794
Olympic Steel, Inc.	3,568	86,916
Packaging Corp. of America	2,818	387,306
Pactiv Evergreen, Inc.	675,630	8,458,888
PolyMet Mining Corp.(1)	6,919	21,103
PPG Industries, Inc.	54,948	7,858,113
Ranpak Holdings Corp. - Class A(1)	11,615	311,514
Rayonier Advanced Materials, Inc.(1)	22,568	169,260
Reliance Steel & Aluminum Co.	45,986	6,549,326
Royal Gold, Inc.	1,947	185,919
RPM International, Inc.	1,571	121,988
Ryerson Holding Corp.	2,362	52,602
Schnitzer Steel Industries, Inc. - Class A	8,903	390,040
Schweitzer-Mauduit International, Inc.	60,994	2,114,052
Sealed Air Corp.	113,788	6,234,445
Sensient Technologies Corp.	7,631	695,031
Silgan Holdings, Inc.	314,867	12,078,298
Sonoco Products Co.	2,974	177,191
Steel Dynamics, Inc.	97,043	5,675,075
Stepan Co.	7,296	824,010
Summit Materials, Inc. - Class A(1)	44,464	1,421,514
SunCoke Energy, Inc.	30,583	192,061
TimkenSteel Corp.(1)	17,209	225,094
Tredegar Corp.	1,589	19,354
TriMas Corp.(1)	308,214	9,973,805
Trinseo SA	39,500	2,132,210
Tronox Holdings Plc - Class A	42,853	1,056,326
UFP Technologies, Inc.(1)	2,335	143,813
United States Lime & Minerals, Inc.	704	85,043
United States Steel Corp.	7,975	175,211
Valhi, Inc.	730	17,031
Valvoline, Inc.	5,431	169,339
Verso Corp. - Class A	10,193	211,505
Vulcan Materials Co.	3,967	671,058
Warrior Met Coal, Inc.	17,269	401,850
Westlake Chemical Corp.	799	72,821
Westrock Co.	77,322	3,852,955
Worthington Industries, Inc.	12,591	663,546
Zymergen, Inc.(1)	5,801	76,399

Total Materials		490,110,387

Real Estate – 5.96%
Acadia Realty Trust	32,192	657,039
Agree Realty Corp.	25,232	1,671,115
Alexander & Baldwin, Inc.	27,211	637,826
Alexandria Real Estate Equities, Inc.	4,635	885,609
American Assets Trust, Inc.	18,722	700,577
American Campus Communities, Inc.	4,090	198,160
American Finance Trust, Inc.	43,962	353,454
American Homes 4 Rent - Class A	250,908	9,564,613
Americold Realty Trust	7,852	228,101
Apartment Income REIT Corp.	4,720	230,383
Apartment Investment & Management Co. - Class A	55,882	382,792
Apple Hospitality REIT, Inc.	80,377	1,264,330
Armada Hoffler Properties, Inc.	22,402	299,515
Ashford Hospitality Trust, Inc.(1)	6,269	92,280
AvalonBay Communities, Inc.	4,217	934,656
Boston Properties, Inc.	4,719	511,304
Braemar Hotels & Resorts, Inc.(1)	19,285	93,532
Brandywine Realty Trust	462,524	6,207,072
Brixmor Property Group, Inc.	406,760	8,993,464
Broadstone Net Lease, Inc. - Class A	441,313	10,948,976
BRT Apartments Corp.	4,379	84,427
Camden Property Trust	2,933	432,529
CareTrust REIT, Inc.	56,392	1,145,885
CatchMark Timber Trust, Inc. - Class A	5,605	66,531
CBRE Group, Inc. - Class A(1)	9,569	931,638
Centerspace	5,255	496,597
Chatham Lodging Trust(1)	123,425	1,511,956
City Office REIT, Inc.	132,010	2,357,699
Clipper Realty, Inc.	588	4,763
Columbia Property Trust, Inc.	42,859	815,178
Community Healthcare Trust, Inc.	3,262	147,410
CorePoint Lodging, Inc.(1)	14,852	230,206
CoreSite Realty Corp.	278	38,514
Corporate Office Properties Trust	42,189	1,138,259
Cousins Properties, Inc.	274,144	10,222,830
CTO Realty Growth, Inc.	2,230	119,885
CubeSmart	424,806	20,581,851
CyrusOne, Inc.	104,970	8,125,728

DiamondRock Hospitality Co.(1)	78,047	737,544
DigitalBridge Group, Inc.(1)	181,737	1,095,874
Diversified Healthcare Trust	351,343	1,191,053
Douglas Emmett, Inc.	324,339	10,252,356
Duke Realty Corp.	306,497	14,672,011
Easterly Government Properties, Inc. - Class A	50,481	1,042,937
Empire State Realty Trust, Inc. - Class A	816,696	8,191,461
EPR Properties	2,212	109,229
Equity Commonwealth(1)	43,710	1,135,586
Equity LifeStyle Properties, Inc.	2,439	190,486
Equity Residential	192,726	15,595,388
Essential Properties Realty Trust, Inc.	44,587	1,244,869
Essex Property Trust, Inc.	36,742	11,747,887
Extra Space Storage, Inc.	3,622	608,460
Farmland Partners, Inc.	10,484	125,703
Federal Realty Investment Trust	2,320	273,737
First Industrial Realty Trust, Inc.	3,995	208,060
Forestar Group, Inc.(1)	4,753	88,548
Four Corners Property Trust, Inc.	64,739	1,738,890
Franklin Street Properties Corp.	248,218	1,151,731
FRP Holdings, Inc.(1)	2,555	142,876
Gaming & Leisure Properties, Inc.	96,756	4,481,738
Getty Realty Corp.	30,470	893,076
Gladstone Commercial Corp.	10,034	211,015
Gladstone Land Corp.	4,182	95,224
Global Medical REIT, Inc.	22,489	330,588
Global Net Lease, Inc.	230,256	3,688,701
Healthcare Realty Trust, Inc.	67,885	2,021,615
Healthcare Trust of America, Inc. - Class A	6,506	192,968
Healthpeak Properties, Inc.	264,711	8,862,524
Hersha Hospitality Trust - Class A(1)	12,427	115,944
Highwoods Properties, Inc.	14,427	632,768
Host Hotels & Resorts, Inc.(1)	21,333	348,368
Hudson Pacific Properties, Inc.	4,399	115,562
Independence Realty Trust, Inc.	39,440	802,604
Indus Realty Trust, Inc.	453	31,755
Industrial Logistics Properties Trust	562,675	14,297,572
Innovative Industrial Properties, Inc. - Class A	4,245	981,317
Invitation Homes, Inc.	17,340	664,642
Iron Mountain, Inc.	133,037	5,780,458
iStar, Inc.	25,983	651,654
JBG SMITH Properties	3,718	110,090
Jones Lang LaSalle, Inc.(1)	20,376	5,055,082
Kennedy-Wilson Holdings, Inc.	44,892	939,141
Kilroy Realty Corp.	123,083	8,149,325
Kimco Realty Corp.	17,527	363,685
Kite Realty Group Trust	55,291	1,125,725
Lamar Advertising Co. - Class A	68,300	7,748,635
Lexington Realty Trust	856,192	10,916,448
Life Storage, Inc.	73,296	8,409,983
LTC Properties, Inc.	14,517	460,044
Macerich Co.	79,830	1,333,959
Mack-Cali Realty Corp.(1)	32,937	563,881
Marcus & Millichap, Inc.(1)	7,952	323,010
Medical Properties Trust, Inc.	336,000	6,743,520
Mid-America Apartment Communities, Inc.	3,456	645,408
Monmouth Real Estate Investment Corp.	30,581	570,336
National Health Investors, Inc.	26,202	1,401,807
National Retail Properties, Inc.	5,283	228,173
National Storage Affiliates Trust	124,903	6,593,629
NETSTREIT Corp.	14,939	353,307
NexPoint Residential Trust, Inc.	7,162	443,185
Office Properties Income Trust	232,153	5,880,435
Omega Healthcare Investors, Inc.	195,730	5,864,071
One Liberty Properties, Inc.	6,134	187,026
Opendoor Technologies, Inc.(1)	10,177	208,934
Outfront Media, Inc.	44,541	1,122,433
Paramount Group, Inc.	464,776	4,178,336
Park Hotels & Resorts, Inc.(1)	7,101	135,913
Pebblebrook Hotel Trust	465,034	10,421,412
Phillips Edison & Co., Inc.	258,953	7,952,447
Physicians Realty Trust	690,360	12,164,143
Piedmont Office Realty Trust, Inc. - Class A	239,887	4,181,230
Plymouth Industrial REIT, Inc.	11,061	251,638
Postal Realty Trust, Inc. - Class A	4,767	88,857
PotlatchDeltic Corp.	24,674	1,272,685
Preferred Apartment Communities, Inc. - Class A	19,373	236,932
PS Business Parks, Inc.	1,119	175,392
Rayonier, Inc.	107,729	3,843,771
Re/Max Holdings, Inc. - Class A	6,944	216,375
Realogy Holdings Corp.(1)	42,914	752,712
Realty Income Corp.	11,739	761,392
Regency Centers Corp.	211,328	14,228,714
Retail Opportunity Investments Corp.	44,586	776,688
Retail Properties of America, Inc. - Class A	82,458	1,062,059
Retail Value, Inc.	6,553	172,540
Rexford Industrial Realty, Inc.	4,163	236,250

RLJ Lodging Trust	62,049	922,048
RMR Group, Inc. - Class A	5,180	173,271
RPT Realty	30,439	388,402
Ryman Hospitality Properties, Inc.(1)	1,656	138,607
Sabra Health Care REIT, Inc.	380,889	5,606,686
Safehold, Inc.	2,237	160,818
Saul Centers, Inc.	431	18,990
SBA Communications Corp. - Class A	2,723	900,142
Seritage Growth Properties(1)	13,982	207,353
Service Properties Trust	177,441	1,989,114
Simon Property Group, Inc.	1,279	166,232
SITE Centers Corp.	64,918	1,002,334
SL Green Realty Corp.	2,006	142,105
Spirit Realty Capital, Inc.	3,622	166,757
STAG Industrial, Inc.	236,967	9,300,955
STORE Capital Corp.	7,330	234,780
Summit Hotel Properties, Inc.(1)	65,017	626,114
Sun Communities, Inc.	3,444	637,484
Sunstone Hotel Investors, Inc.(1)	81,618	974,519
Tanger Factory Outlet Centers, Inc.	215,629	3,514,753
Tejon Ranch Co.(1)	7,927	140,783
Terreno Realty Corp.	25,968	1,641,957
The GEO Group, Inc.	42,769	319,484
The Howard Hughes Corp.(1)	1,237	108,621
UDR, Inc.	71,241	3,774,348
UMH Properties, Inc.	2,386	54,639
Uniti Group, Inc.	295,896	3,660,234
Universal Health Realty Income Trust	374	20,671
Urban Edge Properties	43,415	794,929
Urstadt Biddle Properties, Inc. - Class A	11,351	214,874
Ventas, Inc.	11,841	653,742
VEREIT, Inc.	6,837	309,237
VICI Properties, Inc.	17,724	503,539
Vornado Realty Trust	5,239	220,090
Washington Real Estate Investment Trust	31,682	784,129
Welltower, Inc.	199,756	16,459,894
Weyerhaeuser Co.	246,974	8,784,865
Whitestone REIT - Class B	16,266	159,081
WP Carey, Inc.	5,490	400,990
Xenia Hotels & Resorts, Inc.(1)	42,750	758,385

Total Real Estate		415,938,177

Utilities – 4.76%
AES Corp.	19,791	451,829
ALLETE, Inc.	19,689	1,171,889
Alliant Energy Corp.	371,169	20,778,041
Ameren Corp.	257,509	20,858,229
American Electric Power Co., Inc.	74,480	6,046,286
American States Water Co.	6,660	569,563
American Water Works Co., Inc.	5,494	928,706
Artesian Resources Corp. - Class A	3,086	117,793
Atmos Energy Corp.	3,860	340,452
Avangrid, Inc.	1,656	80,482
Avista Corp.	25,071	980,778
Black Hills Corp.	217,597	13,656,388
Brookfield Infrastructure Corp. - Class A	20,077	1,202,211
Brookfield Renewable Corp. - Class A	2,847	110,492
Cadiz, Inc.(1)	7,418	52,223
California Water Service Group	19,323	1,138,704
CenterPoint Energy, Inc.	811,573	19,964,696
Chesapeake Utilities Corp.	6,420	770,721
Clearway Energy, Inc. - Class A	10,418	293,788
Clearway Energy, Inc. - Class C	22,413	678,441
CMS Energy Corp.	372,365	22,241,361
Consolidated Edison, Inc.	10,558	766,405
DTE Energy Co.	84,712	9,463,178
Edison International	201,921	11,200,558
Entergy Corp.	144,260	14,326,461
Essential Utilities, Inc.	6,865	316,339
Evergy, Inc.	420,566	26,159,205
Eversource Energy	10,397	850,059
Exelon Corp.	83,600	4,041,224
FirstEnergy Corp.	152,961	5,448,471
Hawaiian Electric Industries, Inc.	3,198	130,574
IDACORP, Inc.	1,494	154,450
MDU Resources Group, Inc.	199,101	5,907,327
MGE Energy, Inc.	122,742	9,021,537
Middlesex Water Co.	4,054	416,670
National Fuel Gas Co.	95,326	5,006,522
New Jersey Resources Corp.	283,257	9,860,176
NiSource, Inc.	11,718	283,927
Northwest Natural Holding Co.	11,455	526,815
NorthWestern Corp.	19,669	1,127,034
NRG Energy, Inc.	228,482	9,328,920
OGE Energy Corp.	6,007	197,991
ONE Gas, Inc.	164,215	10,406,305
Ormat Technologies, Inc.	16,924	1,127,308
Otter Tail Corp.	15,565	871,173

PG&E Corp.(1)		45,722	438,931
Pinnacle West Capital Corp.		3,364	243,419
PNM Resources, Inc.		32,003	1,583,508
Portland General Electric Co.		289,278	13,593,173
PPL Corp.		141,957	3,957,761
Public Service Enterprise Group, Inc.		15,210	926,289
Pure Cycle Corp.(1)		816	10,861
SJW Group		10,422	688,477
South Jersey Industries, Inc.		872,581	18,551,072
Southwest Gas Holdings, Inc.		22,156	1,481,793
Spire, Inc.		18,986	1,161,563
Sunnova Energy International, Inc.(1)		27,499	905,817
UGI Corp.		435,491	18,560,626
Unitil Corp.		5,613	240,124
Via Renewables, Inc. - Class A		486	4,952
Vistra Corp.		1,671,710	28,586,241
WEC Energy Group, Inc.		9,492	837,194
Xcel Energy, Inc.		16,282	1,017,625
York Water Co.		1,807	78,930

Total Utilities			332,240,058

Total Common Stocks (Cost: $4,937,590,930)			6,838,789,827

SHORT-TERM INVESTMENTS – 1.92%
Exchange Traded Funds – 0.37%
iShares Russell Mid-Capital Value ETF		221,230	25,054,298

Total Exchange Traded Funds (Cost: $25,764,068)			25,054,298

Money Market Funds – 0.84%
Goldman Sachs Financial Square Government Fund - Class I, 0.03%(4)		58,946,120	58,946,120

Total Money Market Funds (Cost: $58,946,120)			58,946,120

	Principal Amount		Value
Time Deposits – 0.71%
ANZ, London, 0.01% due 10/01/2021		$1,124,351	1,124,351
Bank of Montreal, London, 0.01% due 10/01/2021		17,011,536	17,011,536
BBVA, Madrid, 0.01% due 10/01/2021		11,064,283	11,064,283
Brown Brothers Harriman, 0.01% due 10/01/2021	CAD	17	14
National Australia Bank, London, 0.01% due 10/01/2021		$6,876,518	6,876,518
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 10/01/2021		7,188,246	7,188,246
Sumitomo, Tokyo, 0.01% due 10/01/2021		6,480,637	6,480,637

Total Time Deposits (Cost: $49,745,585)			49,745,585

Total Short-Term Investments (Cost: $134,455,773)			133,746,003

TOTAL INVESTMENTS IN SECURITIES – 99.95% (Cost: $5,072,046,703)			6,972,535,830

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.05%			3,673,268

TOTAL NET ASSETS – 100.00%			$6,976,209,098

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

CAD Canadian Dollar

(1)	Non-income producing security.
(2)	Amount calculated is less than $0.5.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security totals $9,337,496, which represents 0.13% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $2,970, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
36	E-mini Russell 2000 Future	Morgan Stanley	Dec. 2021	$4,008,043	$3,961,440	$(46,603)
3	S&P 500 E-mini Future	Morgan Stanley	Dec. 2021	664,112	644,663	(19,449)
3	S&P MidCap 400 E-mini Future	Morgan Stanley	Dec. 2021	809,007	789,960	(19,047)

						$(85,099)

Bridge Builder International Equity Fund

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.68%
Argentina – 0.81%
MercadoLibre, Inc.(1)	67,003	$112,524,838

Total Argentina		112,524,838

Australia – 2.00%
Afterpay Ltd.(1)	8,522	740,350
AGL Energy Ltd.	24,723	102,098
ALS Ltd.	225,889	2,034,312
AMP Ltd.(1)	2,194,274	1,547,261
Ampol Ltd.	9,354	186,682
APA Group	48,010	299,045
Aristocrat Leisure Ltd.	93,223	3,100,274
ASX Ltd.	7,984	460,962
Atlassian Corp. Plc - Class A(1)	125,000	48,927,500
Aurizon Holdings Ltd.	75,589	204,653
AusNet Services - Class Miscella	85,997	155,660
Australia & New Zealand Banking Group Ltd.	578,574	11,619,243
Beach Energy Ltd.	1,960,839	2,094,154
BHP Group Ltd.	443,757	11,851,801
BHP Group Plc	90,194	2,272,378
BlueScope Steel Ltd.	213,860	3,098,745
Brambles Ltd.	601,851	4,627,908
carsales.com Ltd.	250,638	4,498,834
Challenger Ltd.	322,332	1,434,308
Cleanaway Waste Management Ltd.	2,435,829	4,780,382
Cochlear Ltd.	242,471	37,937,646
Coles Group Ltd.	52,158	633,563
Commonwealth Bank of Australia	75,434	5,597,984
Computershare Ltd.	20,905	270,324
Crown Resorts Ltd.(1)	13,889	95,075
CSL Ltd.	337,365	70,486,097
Dexus	47,218	363,418
Domain Holdings Australia Ltd.	280,297	1,119,341
Domino’s Pizza Enterprises Ltd.	2,469	282,400
Endeavour Group Ltd.	52,579	263,110
Evolution Mining Ltd.	1,002,990	2,536,078
Fortescue Metals Group Ltd.	71,597	762,652
Goodman Group	65,631	1,009,870
GPT Group	83,399	300,395
GUD Holdings Ltd.	138,942	1,013,906
GWA Group Ltd.	494,459	967,938
Insurance Australia Group Ltd.	104,400	364,593
IPH Ltd.	234,400	1,530,820
Lendlease Corp. Ltd.	28,253	217,223
Macquarie Group Ltd.	56,115	7,249,850
Magellan Financial Group Ltd.	5,435	136,423
Medibank Pvt Ltd.	108,570	277,203
Metcash Ltd.	597,496	1,671,195
Mirvac Group	165,172	350,373
National Australia Bank Ltd.	139,808	2,757,158
Newcrest Mining Ltd.	258,423	4,284,065
Northern Star Resources Ltd.	43,120	264,095
Oil Search Ltd.	447,547	1,392,753
Orica Ltd.	231,667	2,262,778
Origin Energy Ltd.	77,220	259,073
Qantas Airways Ltd.(1)	648,829	2,616,735
QBE Insurance Group Ltd.	608,489	5,012,854
Ramsay Health Care Ltd.	7,103	352,001
REA Group Ltd.	2,046	230,443
Reece Ltd.	11,631	156,863
Rio Tinto Ltd.	15,731	1,119,906
Santos Ltd.	397,711	2,037,089
Scentre Group	220,638	469,598
Seek Ltd.	13,097	287,915
Sonic Healthcare Ltd.	18,158	524,752
South32 Ltd.	188,720	468,315
Stockland	102,555	325,220
Suncorp Group Ltd.	54,598	485,485
Sydney Airport(1)	52,644	309,170
Tabcorp Holdings Ltd.	96,396	334,936
Telstra Corp. Ltd.	1,303,181	3,651,643
Transurban Group(1)	12,009	121,032
Transurban Group	108,081	1,089,292
Treasury Wine Estates Ltd.	28,149	248,217
Vicinity Centres	158,690	187,609
Washington H Soul Pattinson & Co. Ltd.	8,546	237,502
Wesfarmers Ltd.	44,677	1,776,957
Westpac Banking Corp.	156,454	2,893,381
WiseTech Global Ltd.	5,950	225,643
Woodside Petroleum Ltd.	41,212	704,696
Woolworths Group Ltd.	50,038	1,405,481

Total Australia		277,966,684

Austria – 0.14%
Andritz AG	58,618	3,212,603
Erste Group Bank AG	11,906	522,783
Oesterreichische Post AG	96,126	4,067,411

OMV AG	6,424	386,825
Raiffeisen Bank International AG	6,163	161,190
Verbund AG	2,679	270,941
Voestalpine AG	4,694	173,390
Wienerberger AG	308,698	10,365,110

Total Austria		19,160,253

Belgium – 0.23%
Ageas SA	7,357	364,322
Anheuser-Busch InBev SA	173,654	9,849,206
Elia Group SA	1,279	152,841
Etablissements Franz Colruyt NV	2,318	118,246
Groupe Bruxelles Lambert SA	4,853	533,809
KBC Group NV	216,213	19,503,391
Proximus	6,527	129,525
Sofina SA	607	241,186
Solvay SA	3,109	385,664
UCB SA	5,276	590,792
Umicore SA	7,868	465,468

Total Belgium		32,334,450

Bermuda – 0.02%
Hiscox Ltd.	288,386	3,250,805

Total Bermuda		3,250,805

Brazil – 0.62%
Ambev SA	13,608,004	38,232,101
Magazine Luiza SA	8,341,500	21,965,223
Porto Seguro SA	208,162	1,890,592
Raia Drogasil SA	5,479,510	23,514,878

Total Brazil		85,602,794

Canada – 1.91%
Canadian Pacific Railway Ltd.	1,032,500	67,184,775
Fairfax Financial Holdings Ltd.	8,131	3,282,379
First Quantum Minerals Ltd.	100,421	1,859,208
Lululemon Athletica, Inc.(1)	154,700	62,607,090
Shopify, Inc. - Class A(1)	95,860	129,965,071

Total Canada		264,898,523

Chile – 0.00%(2)
Antofagasta Plc	15,392	279,715

Total Chile		279,715

China – 3.33%
Alibaba Group Holding Ltd.(1)	924,900	17,123,544
Alibaba Group Holding Ltd. - ADR(1)	263,608	39,027,164
Baidu, Inc. - ADR(1)	145,333	22,344,949
BeiGene Ltd. - ADR(1)	65,569	23,801,547
Burning Rock Biotech Ltd. - ADR(1)	527,289	9,427,927
Contemporary Amperex Technology Co. Ltd. - Class A	324,300	26,332,267
Li Ning Co. Ltd.	9,024,667	104,015,976
LONGi Green Energy Technology Co. Ltd. - Class A	2,273,400	28,961,760
Meituan - Class B(1)(3)	1,248,936	39,867,848
Ping An Insurance Group Co. of China Ltd. - Class H	2,292,694	15,680,600
Shenzhou International Group Holdings Ltd.	2,039,400	43,283,148
Tingyi Cayman Islands Holding Corp.	2,440,000	4,536,725
Trip.com Group Ltd. - ADR(1)	466,960	14,359,020
Uni-President China Holdings Ltd.	72,000	68,342
Vipshop Holdings Ltd. - ADR(1)	40,522	451,415
Want Want China Holdings Ltd.	1,990,000	1,502,614
Weichai Power Co. Ltd. - Class H	1,573,000	3,255,655
Wuxi Biologics Cayman, Inc.(1)(3)	3,334,461	54,085,944
Yatsen Holding Ltd. - ADR(1)	1,500,107	5,715,408
Yum China Holdings, Inc.	104,034	6,045,416
Zhongsheng Group Holdings Ltd.	376,500	3,018,102

Total China		462,905,371

Denmark – 2.37%
Ambu - Class B	6,619	196,069
AP Moller - Maersk - Class A	121	311,822
AP Moller - Maersk - Class B	17,022	46,080,088
Carlsberg AS - Class B	67,706	11,045,773
Chr Hansen Holding	4,137	337,919
Coloplast - Class B	171,774	26,859,023
Danske Bank	1,327,377	22,361,154
Demant(1)	326,892	16,472,476
DSV Panalpina	341,458	81,732,726
Genmab(1)	2,590	1,131,628
GN Store Nord AS	238,984	16,528,882
Novo Nordisk - Class B	505,043	48,680,880
Novozymes - Class B	8,109	555,883
Orsted AS(3)	107,804	14,210,146
Pandora	3,980	483,171
ROCKWOOL International - Class B	323	137,950
Tryg	15,146	343,342
Vestas Wind Systems	1,042,695	41,830,912

Total Denmark		329,299,844

Finland – 0.86%
Elisa OYJ	5,869	364,664
Fortum OYJ	19,044	578,292
Kesko OYJ - Class B	10,847	374,150
Kone OYJ - Class B	403,709	28,359,901
Neste OYJ	17,482	986,201
Nokia OYJ(1)	10,707,098	59,052,924
Nordea Bank Abp - Class A	137,319	1,769,531
Orion OYJ - Class B	4,703	186,196
Sampo OYJ - Class A	435,903	21,551,406

Stora Enso OYJ - Class R	24,797	413,029
UPM-Kymmene OYJ	22,494	796,158
Wartsila OYJ Abp	403,583	4,806,400

Total Finland		119,238,852

France – 7.61%
Accor SA(1)	7,374	262,936
Aeroports de Paris(1)	1,331	169,517
Air Liquide SA	19,494	3,122,162
Airbus SE(1)	98,963	13,120,111
Alstom SA	12,650	479,849
Alten SA	58,717	8,591,988
Amundi SA(3)	474,483	39,907,315
Arkema SA	2,637	347,733
Atos SE	4,319	229,433
AXA SA	756,165	20,955,788
BioMerieux	1,559	177,394
BNP Paribas SA	494,293	31,625,213
Bollore SA	36,644	211,612
Bouygues SA	713,353	29,509,547
Bureau Veritas SA	11,508	355,151
Capgemini SE	6,329	1,312,488
Carrefour SA	26,211	469,739
Cie de Saint-Gobain	1,463,922	98,517,617
Cie Generale des Etablissements Michelin SCA	370,635	56,833,345
CNP Assurances	7,497	118,326
Covivio	2,201	184,966
Credit Agricole SA	50,124	688,977
Danone SA	27,687	1,887,643
Dassault Aviation SA	980	110,161
Dassault Systemes SE	26,187	1,378,105
Edenred	277,771	14,953,095
Eiffage SA	3,578	361,618
Electricite de France SA	19,700	247,553
Elis SA(1)	97,994	1,868,846
Engie SA	77,230	1,010,416
EssilorLuxottica SA	132,219	25,266,148
Eurazeo SE	1,587	148,706
Faurecia SE	4,692	220,747
Gecina SA	1,900	255,619
Getlink SE	396,026	6,186,579
Hermes International	1,250	1,724,668
Imerys SA	22,195	956,236
Ipsen SA	1,535	146,270
JCDecaux SA(1)	331,359	8,774,736
Kering SA	39,575	28,108,585
Klepierre SA	8,530	190,761
La Francaise des Jeux SAEM(3)	3,856	198,265
Legrand SA	229,818	24,624,924
L’Oreal SA	9,959	4,121,074
LVMH Moet Hennessy Louis Vuitton SE	142,568	102,116,357
Orange SA	84,148	910,049
Orpea SA	1,990	231,380
Pernod Ricard SA	208,642	45,997,881
Publicis Groupe SA	500,597	33,629,010
Quadient SA	77,677	1,866,197
Remy Cointreau SA	199,387	38,603,290
Renault SA(1)	8,255	292,862
Rexel SA	3,120,922	60,134,317
Safran SA	13,424	1,697,876
Sanofi SA	1,677,463	161,479,380
Sartorius Stedim Biotech	121,062	67,650,039
Schneider Electric SE	245,736	40,928,321
SCOR SE	577,486	16,629,219
SEB SA	1,074	151,096
Societe Generale SA	34,853	1,091,417
Sodexo SA(1)	3,524	307,983
Suez SA	14,990	341,804
Technip Energies NV(1)	22,915	359,317
Technip Energies NV - ADR(1)	660,322	10,347,246
Teleperformance	22,389	8,806,374
Thales SA	52,476	5,087,840
Total SE	106,269	5,079,441
Ubisoft Entertainment SA(1)	288,009	17,246,625
Unibail-Rodamco-Westfield(1)	5,303	390,304
Valeo SA	9,530	265,962
Veolia Environnement SA	23,153	707,458
Vicat SA	34,498	1,533,677
Vinci SA	21,973	2,285,387
Vivendi SE	30,106	379,033
Wendel SE	1,048	144,807
Worldline SA(1)(3)	9,330	711,189

Total France		1,057,335,100

Germany – 6.41%
Adidas AG	159,907	50,251,825
Allianz SE	414,558	92,879,943
Auto1 Group SE(1)(3)	644,325	23,562,391
BASF SE	1,048,916	79,518,613
Bayer AG	41,638	2,259,923
Bayerische Motoren Werke AG	127,095	12,071,360
Bechtle AG	781,567	53,455,274
Beiersdorf AG	4,012	432,895

Brenntag SE	201,776	18,743,916
Carl Zeiss Meditec AG	1,602	306,867
Commerzbank AG(1)	41,473	274,705
Continental AG(1)	825,990	89,668,360
Covestro AG(3)	944,716	64,383,136
CTS Eventim AG & Co. KGaA(1)	99,897	7,516,239
Daimler AG - Class REGISTERED	35,029	3,090,668
Delivery Hero SE(1)(3)	6,483	826,940
Deutsche Bank AG(1)	87,365	1,110,212
Deutsche Boerse AG	7,500	1,217,000
Deutsche Lufthansa AG(1)	12,206	83,279
Deutsche Post AG	42,012	2,634,565
Deutsche Telekom AG	463,283	9,290,769
Deutsche Wohnen SE	13,425	820,866
E.ON SE	93,730	1,144,041
Evonik Industries AG	2,794,227	87,619,203
Fresenius Medical Care AG & Co. KGaA	776,493	54,466,568
Fresenius SE & Co. KGaA	17,623	843,528
GEA Group AG	62,973	2,875,937
Gerresheimer AG	28,431	2,781,881
Hannover Rueck SE	24,619	4,287,182
HeidelbergCement AG	6,108	455,677
HelloFresh SE(1)	358,945	33,082,918
Henkel AG & Co. KGaA	4,397	378,253
Infineon Technologies AG	51,549	2,108,262
KION Group AG	2,812	261,453
Knorr-Bremse AG	2,786	298,079
LANXESS AG	3,430	231,815
LEG Immobilien SE	2,863	404,410
Merck KGaA	5,102	1,104,276
MTU Aero Engines AG	2,124	477,522
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,815	1,586,735
Nemetschek SE	239,798	25,046,875
Puma SE	4,217	468,783
Rational AG	28,297	26,581,475
RWE AG	27,145	957,360
SAP SE	42,282	5,717,762
Scout24 AG(3)	3,369	233,346
Siemens AG	194,529	31,815,420
Siemens Energy AG(1)	16,260	434,947
Siemens Healthineers AG(3)	11,028	715,226
Symrise AG - Class A	5,035	659,943
TeamViewer AG(1)(3)	6,483	189,664
Telefonica Deutschland Holding AG	42,829	121,709
TUI AG(1)	1,987,422	8,647,059
Uniper SE	3,905	162,564
United Internet AG - Class REG	4,245	164,211
Vitesco Technologies Group AG(1)	164,252	9,703,326
Volkswagen AG	1,381	425,905
Vonovia SE	23,372	1,402,646
Zalando SE(1)(3)	684,926	62,466,328
zooplus AG(1)	10,805	6,095,278

Total Germany		890,817,313

Hong Kong – 2.98%
AIA Group Ltd.	10,885,927	125,236,135
Ajisen China Holdings Ltd.	1,881,000	324,160
ASM Pacific Technology Ltd.	134,000	1,462,784
BOC Hong Kong Holdings Ltd.	159,000	479,134
Budweiser Brewing Co. APAC Ltd.(3)	67,200	170,691
China Mengniu Dairy Co. Ltd.(1)	732,000	4,713,960
Chow Tai Fook Jewellery Group Ltd.	84,200	160,131
CK Asset Holdings Ltd.	85,000	490,431
CK Hutchison Holdings Ltd.	16,721,000	111,547,971
CK Infrastructure Holdings Ltd.	29,000	161,751
CLP Holdings Ltd.	68,500	659,547
Esprit Holdings Ltd.(1)	6,685,000	593,456
ESR Cayman Ltd.(1)(3)	77,200	232,998
First Pacific Co. Ltd.	2,216,000	797,056
Futu Holdings Ltd. - ADR(1)	1,965	178,854
Galaxy Entertainment Group Ltd.(1)	3,920,000	20,113,643
Hang Lung Properties Ltd.	86,000	195,998
Hang Seng Bank Ltd.	32,600	558,400
Henderson Land Development Co. Ltd.	61,758	235,818
HK Electric Investments & HK Electric Investments Ltd.	103,000	102,277
HKT Trust & HKT Ltd. - Class Miscella	165,000	225,607
Hong Kong & China Gas Co. Ltd.	480,800	726,438
Hong Kong Exchanges & Clearing Ltd.	47,499	2,918,838
Hongkong Land Holdings Ltd.	49,900	238,356
Jardine Matheson Holdings Ltd.	124,400	6,575,570
Johnson Electric Holdings Ltd.	419,671	893,792
Link Real Estate Investment Trust	89,400	765,563
Melco Resorts & Entertainment Ltd. - ADR(1)	8,790	90,010
MTR Corp. Ltd.	67,000	360,589
New World Development Co. Ltd.	65,853	267,841
Power Assets Holdings Ltd.	57,500	337,070
Sino Land Co. Ltd.	144,490	194,383
SITC International Holdings Co. Ltd.	54,000	192,153
SJM Holdings Ltd.(1)	69,000	46,898
Stella International Holdings Ltd.	1,044,500	1,329,617
Sun Hung Kai Properties Ltd.	56,000	699,235
Swire Pacific Ltd. - Class A	356,000	2,106,467

Swire Properties Ltd.	52,600	131,406
Techtronic Industries Co. Ltd.	2,910,349	57,513,039
WH Group Ltd.(3)	97,462,282	69,397,842
Wharf Real Estate Investment Co. Ltd.	70,000	359,652
Xinyi Glass Holdings Ltd.	77,000	229,695

Total Hong Kong		414,015,256

India – 1.55%
Asian Paints Ltd.	1,345,006	58,708,601
Axis Bank Ltd.(1)	292,049	2,996,198
Dabur India Ltd.	186,705	1,551,002
Havells India Ltd.	118,420	2,182,577
HDFC Bank Ltd. - ADR	505,823	36,970,603
Housing Development Finance Corp. Ltd.	1,707,061	62,876,364
ICICI Lombard General Insurance Co. Ltd.(3)	661,773	14,080,885
Infosys Ltd. - ADR	138,364	3,078,599
MakeMyTrip Ltd.(1)	335,018	9,109,140
Marico Ltd.	170,933	1,260,124
Shriram Transport Finance Co. Ltd.	18,555	322,854
Tata Consultancy Services Ltd.	109,973	5,577,890
United Spirits Ltd.(1)	1,430,410	16,371,638

Total India		215,086,475

Indonesia – 0.03%
Bank Central Asia Tbk PT	1,565,400	3,812,873

Total Indonesia		3,812,873

Ireland – 1.97%
Accenture Plc - Class A	197,500	63,184,200
Bank of Ireland Group Plc(1)	2,476,093	14,685,194
CRH Plc	95,780	4,520,325
DCC Plc	129,408	10,788,219
Experian Plc	1,876,686	78,614,634
Flutter Entertainment Plc(1)	165,819	32,887,188
ICON Plc(1)	230,000	60,264,600
Irish Continental Group Plc(1)	783,857	3,917,937
James Hardie Industries Plc	94,565	3,354,335
Kerry Group Plc - Class A	6,379	857,137
Kingspan Group Plc	6,035	601,987
Smurfit Kappa Group Plc	10,528	554,282

Total Ireland		274,230,038

Isle of Man – 0.01%
Playtech Plc(1)	192,620	1,217,744

Total Isle of Man		1,217,744

Israel – 0.03%
Azrieli Group Ltd.	1,734	156,093
Bank Hapoalim BM	47,349	415,896
Bank Leumi Le-Israel BM	59,604	505,027
Check Point Software Technologies Ltd.(1)	4,331	489,576
CyberArk Software Ltd.(1)	1,602	252,828
Elbit Systems Ltd.	1,089	157,685
ICL Group Ltd.	28,922	210,766
Israel Discount Bank Ltd. - Class A(1)	46,603	246,009
Mizrahi Tefahot Bank Ltd.	5,528	186,183
Nice Ltd.(1)	2,526	715,267
Teva Pharmaceutical Industries Ltd. - ADR(1)	46,607	453,952
Wix.com Ltd.(1)	2,334	457,394

Total Israel		4,246,676

Italy – 3.10%
Amplifon SpA	105,513	5,014,562
Assicurazioni Generali SpA	47,356	1,002,962
Atlantia SpA(1)	19,875	375,075
Davide Campari-Milano NV	522,239	7,336,005
DiaSorin SpA	961	201,244
Enel SpA	19,176,702	147,185,363
ENI SpA	6,449,050	85,999,413
Ferrari NV	260,773	54,423,324
FinecoBank Banca Fineco SpA(1)	24,212	437,314
Infrastrutture Wireless Italiane SpA(3)	15,063	167,772
Intesa Sanpaolo SpA	1,728,093	4,892,208
Mediobanca Banca di Credito Finanziario SpA(1)	26,741	321,722
Moncler SpA	8,214	500,977
Nexi SpA(1)(3)	17,064	318,204
Poste Italiane SpA(3)	22,445	308,213
Prysmian SpA	9,841	343,732
Recordati Industria Chimica e Farmaceutica SpA	4,008	232,302
Reply SpA	24,086	4,421,226
Saipem SpA(1)	4,017,317	9,858,162
Snam SpA	15,924,385	88,091,951
Telecom Italia SpA	266,325	107,472
Telecom Italia SpA	421,519	164,819
Terna Rete Elettrica Nazionale SpA	59,987	425,716
UniCredit SpA	1,431,591	18,945,226

Total Italy		431,074,964

Japan – 20.37%
ABC-Mart, Inc.	52,600	2,954,697
Acom Co. Ltd.	18,100	66,140
Advantest Corp.	7,900	703,965
Aeon Co. Ltd.	26,200	688,798
Aeon Delight Co. Ltd.	39,300	1,248,727
AGC, Inc.	8,100	417,411
Air Water, Inc.	402,700	6,437,076
Aisin Seiki Co. Ltd.	6,400	231,916
Ajinomoto Co., Inc.	19,465	575,188

Alfresa Holdings Corp.	226,900	3,389,523
ANA Holdings, Inc.(1)	6,100	158,584
Asahi Group Holdings Ltd.	68,300	3,295,843
Asahi Intecc Co. Ltd.	8,100	221,848
Asahi Kasei Corp.	53,700	575,453
Asics Corp.	167,900	3,839,578
Astellas Pharma, Inc.	283,500	4,666,143
Azbil Corp.	5,100	219,583
Bandai Namco Holdings, Inc.	101,600	7,638,054
Bridgestone Corp.	743,500	35,175,883
Brother Industries Ltd.	9,700	213,451
Calbee, Inc.	49,500	1,204,646
Canon, Inc.	42,200	1,032,553
Capcom Co. Ltd.	7,000	194,503
Casio Computer Co. Ltd.	214,200	3,546,323
Central Japan Railway Co.	6,200	989,668
Chiba Bank Ltd.	21,600	139,972
Chubu Electric Power Co., Inc.	27,900	329,743
Chugai Pharmaceutical Co. Ltd.	26,400	966,079
Concordia Financial Group Ltd.	47,300	186,197
Cosmos Pharmaceutical Corp.	700	118,883
CyberAgent, Inc.	16,100	310,609
Dai Nippon Printing Co. Ltd.	9,200	221,653
Daifuku Co. Ltd.	42,500	3,985,897
Dai-ichi Life Holdings, Inc.	951,500	20,810,323
Daiichi Sankyo Co. Ltd.	71,000	1,887,263
Daikin Industries Ltd.	9,800	2,136,777
Daito Trust Construction Co. Ltd.	19,400	2,275,770
Daiwa House Industry Co. Ltd.	212,800	7,093,690
Daiwa House REIT Investment Corp.	93	273,109
Daiwa Securities Group, Inc.	364,500	2,124,577
Denso Corp.	1,207,820	78,867,454
Dentsu Group, Inc.	9,000	346,273
Disco Corp.	1,100	308,096
East Japan Railway Co.	94,800	6,699,817
Eisai Co. Ltd.	9,500	711,621
ENEOS Holdings, Inc.	131,050	532,372
FANUC Corp.	7,600	1,666,391
Fast Retailing Co. Ltd.	2,300	1,696,286
Fuji Electric Co. Ltd.	5,600	254,833
Fuji Media Holdings, Inc.	575,800	6,093,126
Fuji Oil Holdings, Inc.	81,200	1,904,344
FUJIFILM Holdings Corp.	1,519,200	131,182,562
Fujitsu Ltd.	8,400	1,517,970
Fukuoka Financial Group, Inc.	998,600	17,866,520
GLP J-REIT	172	283,125
GMO Payment Gateway, Inc.	1,700	214,645
Hakuhodo DY Holdings, Inc.	207,300	3,567,415
Hamamatsu Photonics KK	5,400	334,037
Hankyu Hanshin Holdings, Inc.	9,910	311,902
Harmonic Drive Systems, Inc.	1,600	76,732
Hikari Tsushin, Inc.	700	118,313
Hino Motors Ltd.	12,900	119,788
Hirose Electric Co. Ltd.	1,415	235,154
Hisamitsu Pharmaceutical Co., Inc.	2,300	86,991
Hitachi Construction Machinery Co. Ltd.	4,700	132,045
Hitachi Ltd.	1,314,300	77,754,919
Hitachi Metals Ltd.(1)	8,300	160,284
Honda Motor Co. Ltd.	5,849,999	179,851,274
Hoshizaki Corp.	17,900	1,628,076
Hoya Corp.	38,200	5,959,919
Hulic Co. Ltd.	12,100	134,752
Ibiden Co. Ltd.	4,000	220,021
Idemitsu Kosan Co. Ltd.	8,465	222,686
Iida Group Holdings Co. Ltd.	846,800	21,781,147
Inpex Corp.	43,800	341,042
Isuzu Motors Ltd.	3,494,800	45,468,116
Ito En Ltd.	2,100	139,303
ITOCHU Corp.	204,600	5,959,177
Itochu Techno-Solutions Corp.	4,000	129,898
JAFCO Group Co. ltd	65,100	4,155,368
Japan Airlines Co. Ltd.(1)	5,900	140,460
Japan Exchange Group, Inc.	80,900	2,006,320
Japan Lifeline Co. Ltd.	151,800	1,864,081
Japan Metropolitan Fund Invest	299	287,102
Japan Post Bank Co. Ltd.	17,100	146,675
Japan Post Holdings Co. Ltd.(1)	973,500	8,182,926
Japan Post Insurance Co. Ltd.	9,600	174,126
Japan Real Estate Investment Corp.	52	311,909
Japan Tobacco, Inc.	159,800	3,131,162
JFE Holdings, Inc.	21,500	322,420
JSR Corp.	8,300	298,352
Kajima Corp.	19,300	247,321
Kakaku.com, Inc.	757,156	24,450,870
Kansai Electric Power Co., Inc.	29,300	283,922
Kansai Paint Co. Ltd.	6,700	166,205
Kao Corp.	312,540	18,600,381
KDDI Corp.	403,900	13,297,647
Keio Corp.	4,100	219,295
Keisei Electric Railway Co. Ltd.	4,800	159,001
Keyence Corp.	175,562	104,787,888

Kikkoman Corp.	5,900	480,099
Kintetsu Group Holdings Co. Ltd.	6,700	225,316
Kirin Holdings Co. Ltd.	1,091,100	20,250,695
Kobayashi Pharmaceutical Co. Ltd.	2,200	174,422
Kobe Bussan Co. Ltd.	5,300	173,172
Koei Tecmo Holdings Co. Ltd.	2,100	99,681
Koito Manufacturing Co. Ltd.	63,800	3,836,498
Komatsu Ltd.	2,608,300	62,464,676
Konami Holdings Corp.	38,900	2,438,222
Kose Corp.	11,300	1,351,427
Kubota Corp.	43,000	915,153
Kurita Water Industries Ltd.	3,900	187,661
Kyocera Corp.	1,768,500	110,551,232
Kyowa Kirin Co. Ltd.	10,800	389,343
Lasertec Corp.	269,400	61,330,946
Lawson, Inc.	2,000	98,245
Lion Corp.	88,800	1,436,274
Lixil Corp.	350,600	10,161,578
M3, Inc.	17,400	1,240,069
Mabuchi Motor Co. Ltd.	31,500	1,092,431
Maeda Corp.(5)	481,900	3,866,178
Makita Corp.	45,800	2,518,205
Mandom Corp.	57,500	825,239
Marubeni Corp.	66,900	553,479
Marui Group Co. Ltd.	173,200	3,343,371
Matsumotokiyoshi Holdings Co. Ltd.	59,700	2,679,639
Mazda Motor Corp.(1)	25,300	218,944
McDonald’s Holdings Co. Japan Ltd.	3,150	148,612
Medipal Holdings Corp.	284,440	5,353,193
Megmilk Snow Brand Co. Ltd.	176,800	3,632,876
MEIJI Holdings Co. Ltd.	43,300	2,799,450
Mercari, Inc.(1)	4,200	232,084
Minebea Mitsumi, Inc.	14,500	369,283
MISUMI Group, Inc.	11,200	476,550
Mitsubishi Chemical Holdings Corp.	53,250	484,774
Mitsubishi Corp.	52,200	1,639,207
Mitsubishi Electric Corp.	7,495,500	104,169,423
Mitsubishi Estate Co. Ltd.	50,800	808,879
Mitsubishi Gas Chemical Co., Inc.	7,000	138,037
Mitsubishi Heavy Industries Ltd.	13,840	370,829
Mitsubishi Logistics Corp.	128,300	3,807,378
Mitsubishi UFJ Financial Group, Inc.	521,100	3,080,396
Mitsubishi UFJ Lease & Finance Co. Ltd.	27,400	143,272
Mitsui & Co. Ltd.	1,086,500	23,758,485
Mitsui Chemicals, Inc.	7,900	263,931
Mitsui Fudosan Co. Ltd.	38,600	916,939
Miura Co. Ltd.	3,500	139,911
Mizuho Financial Group, Inc.	102,190	1,445,699
Monotaro Co. Ltd.	10,200	228,584
MS&AD Insurance Group Holdings, Inc.	497,840	16,651,124
Murata Manufacturing Co. Ltd.	539,407	47,711,891
Nabtesco Corp.	4,700	177,706
NEC Corp.	198,900	10,778,592
NET One Systems Co. Ltd.	144,500	4,741,891
Nexon Co. Ltd.	80,100	1,285,649
NGK Insulators Ltd.	10,900	184,768
NH Foods Ltd.	111,800	4,222,057
Nidec Corp.	416,839	45,952,334
Nihon M&A Center, Inc.	12,100	355,309
Nintendo Co. Ltd.	9,600	4,587,675
Nippon Building Fund, Inc.	63	409,297
Nippon Express Co. Ltd.	3,400	234,159
Nippon Paint Holdings Co. Ltd.	27,400	298,391
Nippon Prologis Real Estate Investment Trust, Inc.	87	290,758
Nippon Sanso Holdings Corp.	6,400	160,391
Nippon Shinyaku Co. Ltd.	1,900	157,934
Nippon Steel Corp.	239,800	4,313,038
Nippon Suisan Kaisha Ltd.	358,800	2,084,922
Nippon Telegraph & Telephone Corp.	5,409,100	149,881,661
Nippon Television Holdings, Inc.	557,400	6,294,287
Nippon Yusen KK	6,800	509,513
Nissan Chemical Corp.	122,100	7,141,173
Nissan Motor Co. Ltd.(1)	99,200	495,749
Nisshin Seifun Group, Inc.	8,100	134,223
Nisshinbo Holdings, Inc.	186,400	1,404,851
Nissin Foods Holdings Co. Ltd.	2,600	208,636
Nitori Holdings Co. Ltd.	3,200	630,630
Nitto Denko Corp.	30,400	2,164,072
Nomura Co. Ltd.	205,900	1,852,138
Nomura Holdings, Inc.	1,775,500	8,753,047
Nomura Real Estate Holdings, Inc.	5,100	132,592
Nomura Real Estate Master Fund, Inc.	176	253,312
Nomura Research Institute Ltd.	55,414	2,036,836
NS Solutions Corp.	107,100	3,633,739
NSK Ltd.	268,500	1,819,436
NTT Data Corp.	717,000	13,862,649
Obayashi Corp.	1,372,800	11,315,674
Obic Co. Ltd.	2,800	532,442
Odakyu Electric Railway Co. Ltd.	11,900	275,426
Oji Holdings Corp.	1,355,400	6,829,488
Olympus Corp.	2,228,970	48,787,668

Omron Corp.	36,300	3,591,979
Ono Pharmaceutical Co. Ltd.	14,700	335,215
Onward Holdings Co. Ltd.	341,400	1,104,589
Oracle Corp.	7,900	693,985
Oriental Land Co. Ltd.	7,800	1,261,851
ORIX Corp.	51,500	963,644
Orix JREIT, Inc.	108	187,960
Osaka Gas Co. Ltd.	16,000	292,369
Otsuka Corp.	41,200	2,118,620
Otsuka Holdings Co. Ltd.	92,400	3,951,273
Pan Pacific International Holdings Corp.	16,000	330,133
Panasonic Corp.	3,768,000	46,705,869
Penta-Ocean Construction Co. Ltd.	783,300	5,317,436
PeptiDream, Inc.(1)	3,500	114,255
Persol Holdings Co. Ltd.	118,000	2,941,631
Pigeon Corp.	452,551	10,520,810
Pola Orbis Holdings, Inc.	3,500	80,562
Rakuten, Inc.	35,100	341,901
Recruit Holdings Co. Ltd.	618,674	37,816,978
Renesas Electronics Corp.(1)	502,300	6,181,988
Resona Holdings, Inc.	8,100,500	32,402,123
Ricoh Co. Ltd.	26,900	275,248
Rinnai Corp.	27,000	2,964,363
Rohm Co. Ltd.	94,100	8,873,878
Rohto Pharmaceutical Co. Ltd.	41,500	1,272,800
Ryohin Keikaku Co. Ltd.	9,700	215,758
Santen Pharmaceutical Co. Ltd.	15,900	223,619
Sawai Group Holdings Co. Ltd.	32,100	1,493,442
SBI Holdings, Inc.	10,525	257,783
SCSK Corp.	378,300	8,001,347
Secom Co. Ltd.	65,700	4,751,951
Sega Sammy Holdings, Inc.	428,500	6,069,845
Seiko Epson Corp.	11,800	238,242
Sekisui Chemical Co. Ltd.	172,900	2,970,800
Sekisui House Ltd.	26,200	548,653
Senko Group Holdings Co. Ltd.	195,500	1,789,207
Seven & i Holdings Co. Ltd.	232,500	10,584,434
SG Holdings Co. Ltd.	12,300	347,980
Sharp Corp.	8,305	104,692
Shimadzu Corp.	43,700	1,919,136
Shimano, Inc.	145,898	42,629,529
Shimizu Corp.	24,000	179,648
Shin-Etsu Chemical Co. Ltd.	40,995	6,918,683
Shionogi & Co. Ltd.	11,400	780,095
Ship Healthcare Holdings, Inc.	88,600	2,282,099
Shiseido Co. Ltd.	546,773	36,748,325
Shizuoka Bank Ltd.	19,400	159,394
SMC Corp.	75,573	47,150,786
SoftBank Corp.	121,700	1,650,836
SoftBank Group Corp.	434,155	25,087,771
Sohgo Security Services Co. Ltd.	72,900	3,277,363
Sompo Holdings, Inc.	244,300	10,598,962
Sony Corp.	1,135,200	126,028,488
Square Enix Holdings Co. Ltd.	3,300	176,371
Stanley Electric Co. Ltd.	5,700	143,972
Subaru Corp.	26,180	483,799
Sugi Holdings Co. Ltd.	190,727	13,905,168
Sumco Corp.	11,000	219,456
Sumitomo Bakelite Co. Ltd.	59,200	2,734,655
Sumitomo Chemical Co. Ltd.	60,500	314,010
Sumitomo Corp.	47,100	663,494
Sumitomo Dainippon Pharma Co. Ltd.	7,800	139,418
Sumitomo Electric Industries Ltd.	186,600	2,481,346
Sumitomo Metal Mining Co. Ltd.	69,600	2,516,777
Sumitomo Mitsui Financial Group, Inc.	949,600	33,406,327
Sumitomo Mitsui Trust Holdings, Inc.	261,200	8,995,738
Sumitomo Realty & Development Co. Ltd.	12,900	471,510
Sundrug Co. Ltd.	81,900	2,498,280
Suntory Beverage & Food Ltd.	83,900	3,478,104
Suzuki Motor Corp.	801,643	35,816,652
Sysmex Corp.	437,944	54,396,395
T&D Holdings, Inc.	1,079,800	14,812,582
Taiheiyo Cement Corp.	460,600	9,516,288
Taisei Corp.	8,200	262,743
Taisho Pharmaceutical Holdings Co. Ltd.	1,760	102,588
Takeda Pharmaceutical Co. Ltd.	3,663,300	120,825,816
TDK Corp.	157,800	5,690,700
TechnoPro Holdings, Inc.	61,900	1,861,548
Terumo Corp.	25,400	1,199,347
THK Co. Ltd.	4,400	96,553
TIS, Inc.	8,700	237,459
Tobu Railway Co. Ltd.	7,430	200,059
Toho Co. Ltd.	101,900	4,800,645
Toho Gas Co. Ltd.	3,200	139,181
Tohoku Electric Power Co., Inc.	18,200	133,791
Tokio Marine Holdings, Inc.	2,219,000	118,949,511
Tokyo Century Corp.	1,600	90,079
Tokyo Electric Power Co. Holdings, Inc.(1)	61,300	174,539
Tokyo Electron Ltd.	5,900	2,606,495
Tokyo Gas Co. Ltd.	16,200	301,438
Tokyo Ohka Kogyo Co. Ltd.	58,300	3,560,479

Tokyu Corp.	19,600	290,932
Toppan Printing Co. Ltd.	11,600	196,682
Toray Industries, Inc.	57,900	367,908
Toshiba Corp.	16,400	690,293
Tosoh Corp.	11,500	208,400
TOTO Ltd.	5,700	271,415
Toyo Seikan Group Holdings Ltd.	411,900	4,817,427
Toyo Suisan Kaisha Ltd.	207,750	9,199,121
Toyota Industries Corp.	52,500	4,319,694
Toyota Motor Corp.	2,097,970	37,380,342
Toyota Tsusho Corp.	9,135	383,610
Trend Micro, Inc.	5,600	311,853
Tsumura & Co.	193,300	6,176,451
Tsuruha Holdings, Inc.	1,500	184,983
Unicharm Corp.	15,800	700,130
United Urban Investment Corp.	123	166,243
USS Co. Ltd.	145,800	2,481,857
Welcia Holdings Co. Ltd.	3,600	129,754
West Japan Railway Co.	8,900	447,377
Yakult Honsha Co. Ltd.	92,300	4,672,323
Yamada Holdings Co. Ltd.	27,440	115,236
Yamaha Corp.	5,400	339,671
Yamaha Motor Co. Ltd.	12,700	353,566
Yamato Holdings Co. Ltd.	11,300	286,007
Yaskawa Electric Corp.	9,400	451,374
Yokogawa Electric Corp.	10,300	179,648
Z Holdings Corp.	4,729,700	30,270,368
ZOZO, Inc.	70,200	2,630,044

Total Japan		2,831,591,418

Jordan – 0.00%(2)
Hikma Pharmaceuticals Plc	7,002	230,338

Total Jordan		230,338

Luxembourg – 0.57%
ArcelorMittal SA	1,567,802	47,994,548
Aroundtown SA	39,373	271,237
Eurofins Scientific SE	161,726	20,721,338
L’Occitane International SA	674,250	2,248,511
Stabilus SA	112,986	7,889,447
Tenaris SA	18,546	195,087

Total Luxembourg		79,320,168

Macau – 0.00%(2)
Sands China Ltd.(1)	102,400	209,562
Wynn Macau Ltd.(1)	62,000	52,173

Total Macau		261,735

Malaysia – 0.01%
Sime Darby Bhd	2,170,400	1,176,832

Total Malaysia		1,176,832

Mexico – 0.10%
Grupo Aeroportuario del Pacifico SAB de CV - Class B(1)	104,989	1,220,713
Wal-Mart de Mexico SAB de CV	3,770,492	12,777,459

Total Mexico		13,998,172

Netherlands – 4.66%
ABN AMRO Bank NV(1)(3)	17,730	255,797
Adyen NV(1)(3)	18,850	52,692,609
Aegon NV	75,098	387,645
Akzo Nobel NV	7,500	819,485
Argenx SE(1)	1,878	567,500
ASM International NV	1,852	725,277
ASML Holding NV	163,180	121,904,998
ASML Holding NV - Class REG	106,000	78,981,660
Boskalis Westminster	188,358	5,733,861
EXOR NV	4,574	383,838
Heineken Holding NV	4,562	397,240
Heineken NV	176,071	18,377,384
IMCD NV	179,253	34,305,451
ING Groep NV	3,260,751	47,406,467
JDE Peet’s NV	3,324	99,304
Just Eat Takeaway(1)(3)	102,102	7,459,983
Koninklijke Ahold Delhaize NV	444,956	14,816,206
Koninklijke DSM NV	6,914	1,382,635
Koninklijke KPN NV	6,293,027	19,802,651
Koninklijke Philips NV	293,288	13,029,883
Koninklijke Vopak NV	2,786	109,775
NN Group NV	11,452	599,882
Prosus NV(1)	223,066	17,854,439
QIAGEN NV(1)	8,875	460,457
Randstad NV	47,053	3,167,941
Royal Dutch Shell Plc - Class A	174,668	3,884,472
Royal Dutch Shell Plc - Class A	3,314,099	74,055,795
Royal Dutch Shell Plc - Class B	5,619,092	124,500,076
Stellantis NV	22,719	432,985
Stellantis NV	57,441	1,093,167
Universal Music Group NV(1)	30,833	825,562
Wolters Kluwer NV	10,560	1,119,323

Total Netherlands		647,633,748

New Zealand – 0.31%
a2 Milk Co. Ltd.(1)	30,498	135,043
Auckland International Airport Ltd.(1)	51,321	275,869
Fisher & Paykel Healthcare Corp. Ltd.	23,002	505,945
Fletcher Building Ltd.	736,567	3,649,039
Mercury NZ Ltd.	30,315	135,581

Meridian Energy Ltd.	56,661	191,615
Ryman Healthcare Ltd.	17,612	183,264
Spark New Zealand Ltd.	80,055	263,371
Xero Ltd.(1)	390,099	38,279,845

Total New Zealand		43,619,572

Norway – 0.31%
Adevinta ASA - Class B(1)	11,023	188,895
DNB Bank ASA	391,557	8,901,927
Equinor ASA	1,000,341	25,439,485
Gjensidige Forsikring ASA	8,821	195,369
Mowi ASA	18,074	458,584
Norsk Hydro ASA	56,526	421,910
Orkla ASA	33,214	304,845
Schibsted ASA - Class A	99,833	4,738,847
Schibsted ASA - Class B	45,445	1,932,845
Telenor ASA	29,928	503,748
Yara International ASA	7,323	362,754

Total Norway		43,449,209

Peru – 0.02%
Southern Copper Corp.	53,605	3,009,385

Total Peru		3,009,385

Poland – 0.00%(2)
InPost SA(1)	7,796	129,362

Total Poland		129,362

Portugal – 0.20%
EDP - Energias de Portugal SA	119,263	626,503
Galp Energia SGPS SA	21,493	244,117
Jeronimo Martins SGPS SA	1,367,669	27,264,759

Total Portugal		28,135,379

Russia – 0.03%
Severstal PAO - GDR	123,053	2,591,496
X5 Retail Group NV - GDR	43,234	1,396,385

Total Russia		3,987,881

Singapore – 1.89%
Ascendas Real Estate Investment Trust	129,176	284,726
BOC Aviation Ltd.(3)	128,400	1,071,371
CapitaLand Integrated Commercial Trust	205,915	306,619
Capitaland Investment Ltd.(1)	110,700	277,198
City Developments Ltd.	15,300	77,434
DBS Group Holdings Ltd.	1,509,575	33,450,101
Genting Singapore Ltd.	1,105,200	582,717
Keppel Corp. Ltd.	63,700	243,254
Mapletree Commercial Trust	81,600	123,663
Mapletree Logistics Trust	122,219	182,709
Oversea-Chinese Banking Corp. Ltd.	144,300	1,215,112
Sea Ltd. - ADR(1)	9,705	3,093,275
Singapore Airlines Ltd.(1)	53,300	196,283
Singapore Exchange Ltd.	30,600	224,019
Singapore Technologies Engineering Ltd.	63,900	178,373
Singapore Telecommunications Ltd.	21,719,800	39,101,447
United Overseas Bank Ltd.	8,082,834	152,907,670
UOL Group Ltd.	19,800	99,566
Venture Corp. Ltd.	11,200	147,209
Wilmar International Ltd.	9,445,400	29,180,616

Total Singapore		262,943,362

South Africa – 0.33%
African Rainbow Minerals Ltd.	88,264	1,126,593
Anglo American Platinum Ltd.	12,267	1,062,585
Bid Corp. Ltd.(1)	97,836	2,101,977
Capitec Bank Holdings Ltd.	12,957	1,565,208
Clicks Group Ltd.	108,702	2,004,585
Naspers Ltd. - Class N	223,287	36,904,824
Pepkor Holdings Ltd.(1)(3)	951,066	1,362,338

Total South Africa		46,128,110

South Korea – 0.89%
Amorepacific Group	15,320	629,306
Coupang, Inc. - Class A(1)	368,318	10,257,656
Hana Financial Group, Inc.	74,875	2,910,528
Hankook Tire & Technology Co. Ltd.	28,123	1,019,158
Hyundai Motor Co.	8,416	1,400,974
LG Corp.	23,170	1,803,785
LX Holdings Corp.(1)	13,003	103,489
NAVER Corp.	81,009	26,284,745
POSCO	179,459	49,415,595
Samsung Electronics Co. Ltd.	144,870	8,981,158
Shinhan Financial Group Ltd.	470,092	15,879,513
SK Hynix, Inc.	51,133	4,377,309

Total South Korea		123,063,216

Spain – 2.31%
Acerinox SA	488,739	6,264,211
ACS Actividades de Construccion y Servicios SA	10,839	293,614
Aena SME SA(1)(3)	3,076	531,969
Amadeus IT Group SA(1)	663,401	43,633,102
Banco Bilbao Vizcaya Argentaria SA	282,605	1,865,366
Banco Santander SA	30,456,180	110,323,448
CaixaBank SA	12,710,213	39,414,712
Cellnex Telecom SA(3)	20,111	1,240,512
EDP Renovaveis SA	11,543	286,403
Enagas SA	8,839	196,439
Endesa SA	14,046	283,273
Ferrovial SA	100,966	2,947,065

Fluidra SA	349,645	13,860,878
Gestamp Automocion SA(1)(3)	978,492	3,795,869
Grifols SA	11,586	282,907
Iberdrola SA	252,550	2,540,763
Industria de Diseno Textil SA	1,078,308	39,677,147
Mediaset Espana Comunicacion SA(1)	166,064	944,104
Naturgy Energy Group SA	1,062,758	26,750,622
Red Electrica Corp. SA	804,307	16,136,234
Repsol SA	61,499	802,780
Siemens Gamesa Renewable Energy SA(1)	9,285	235,997
Telefonica SA	218,024	1,023,094
Viscofan SA	113,794	7,454,041

Total Spain		320,784,550

Sweden – 3.47%
Alfa Laval AB	12,544	467,873
Assa Abloy AB - Class B	866,339	25,129,557
Atlas Copco AB - Class A	1,724,021	104,106,135
Atlas Copco AB - Class B	15,653	795,589
Boliden AB	11,591	371,149
Electrolux AB - Class B	8,790	203,082
Embracer Group AB - Class B(1)	18,508	177,348
Epiroc AB - Class A	1,329,527	27,563,644
Epiroc AB - Class B	15,347	271,823
EQT AB	11,680	484,997
Essity AB - Class B	23,855	739,838
Evolution Gaming Group AB(3)	270,603	40,979,943
Fastighets AB Balder - Class B(1)	4,200	252,406
Getinge AB - Class B	193,550	7,716,445
Hennes & Mauritz AB - Class B(1)	28,363	574,113
Hexagon AB - Class B	77,765	1,202,869
Husqvarna AB - Class B	17,099	204,265
ICA Gruppen AB	4,120	189,024
Industrivarden AB - Class A	4,652	148,616
Industrivarden AB - Class C	6,779	209,442
Investment AB Latour - Class B	5,672	175,518
Investor AB - Class B	1,505,001	32,364,110
Kinnevik AB - Class B(1)	9,481	333,297
L E Lundbergforetagen AB - Class B	3,253	178,519
Lundin Energy AB	8,005	297,155
Modern Times Group MTG AB - Class B(1)	218,629	2,647,115
Nibe Industrier AB - Class B	5,285,215	66,418,032
Nordic Entertainment Group AB - Class B(1)	160,239	8,652,399
Sandvik AB	612,356	13,990,074
Securitas AB - Class B	13,280	210,191
Sinch AB(1)(3)	19,493	378,008
Skandinaviska Enskilda Banken AB - Class A	68,599	966,789
Skanska AB - Class B	14,413	361,588
SKF AB - Class B	16,175	381,426
Spotify Technology SA(1)	141,807	31,954,789
Svenska Cellulosa AB SCA - Class B	24,035	372,496
Svenska Handelsbanken AB - Class A	1,218,223	13,643,375
Swedbank AB	37,986	765,976
Swedish Match AB	1,003,317	8,785,786
Tele2 AB - Class B	21,698	321,276
Telefonaktiebolaget LM Ericsson - Class B	115,213	1,300,401
Telia Co. AB	20,645,569	84,930,337
Volvo AB - Class A	7,778	175,742
Volvo AB - Class B	56,431	1,259,906

Total Sweden		482,652,463

Switzerland – 5.48%
ABB Ltd.	496,884	16,621,676
Adecco Group AG	262,083	13,131,861
Alcon, Inc.	733,006	59,352,045
Baloise Holding AG	1,992	302,166
Banque Cantonale Vaudoise	1,404	106,750
Barry Callebaut AG	144	326,601
Chocoladefabriken Lindt & Spruengli AG	44	491,958
Chocoladefabriken Lindt & Spruengli AG - REG	5	589,624
Cie Financiere Richemont SA	235,984	2,433,435
Cie Financiere Richemont SA	559,255	57,984,745
Clariant AG(1)	8,546	160,411
Coca-Cola HBC AG(1)	8,609	277,418
Credit Suisse Group AG - Class A	1,585,709	15,660,879
EMS-Chemie Holding AG	294	277,778
Geberit AG	33,113	24,311,643
Givaudan SA	364	1,659,510
Glencore Plc	5,165,693	24,299,968
Helvetia Holding AG	19,548	2,120,603
Julius Baer Group Ltd.	172,405	11,454,539
Kuehne & Nagel International AG	2,166	739,475
LafargeHolcim Ltd.(1)	240,966	11,610,949
Logitech International SA	90,351	8,038,267
Lonza Group AG	79,540	59,663,734
Nestle SA	525,022	63,259,937
Novartis AG	1,591,830	130,528,808
Partners Group Holding AG	896	1,398,333
Roche Holding AG	1,263	518,365
Roche Holding AG	343,455	125,350,762
Schindler Holding AG	831	214,087
Schindler Holding AG	1,625	436,263
SGS SA	251	730,620

Sika AG	197,197	62,348,412
Sonova Holding AG	32,710	12,361,379
STMicroelectronics NV	26,957	1,176,990
Straumann Holding AG	415	744,287
Swatch Group AG - BR	1,217	317,493
Swatch Group AG - REG	2,287	117,676
Swiss Life Holding AG	1,375	692,818
Swiss Prime Site AG	3,194	311,993
Swiss Re AG	12,959	1,106,053
Swisscom AG	1,082	622,670
Temenos AG	2,636	357,670
UBS Group AG	2,775,998	44,309,414
Vifor Pharma AG	1,925	249,513
Zurich Insurance Group AG	6,377	2,607,685

Total Switzerland		761,377,263

Taiwan – 2.58%
Advantech Co. Ltd.	216,000	2,814,921
Catcher Technology Co. Ltd.	1,167,000	6,975,996
Chailease Holding Co. Ltd.	331,050	2,907,313
Chroma ATE, Inc.	375,000	2,348,482
Delta Electronics, Inc.	274,000	2,455,088
Giant Manufacturing Co. Ltd.	251,000	2,845,840
Hon Hai Precision Industry Co. Ltd.	11,001,400	41,063,964
King Slide Works Co. Ltd.	39,000	541,747
MediaTek, Inc.	93,000	2,993,437
Taiwan Semiconductor Manufacturing Co. Ltd.	5,635,860	116,561,349
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,562,260	174,426,329
Teco Electric & Machinery Co. Ltd.	625,000	697,060
Uni-President Enterprises Corp.	518,000	1,265,549

Total Taiwan		357,897,075

Thailand – 0.09%
Kasikornbank PCL	367,400	1,429,101
Thai Beverage PCL	23,472,577	11,273,233

Total Thailand		12,702,334

United Kingdom – 15.69%
3i Group Plc	1,241,880	21,331,449
Admiral Group Plc	284,430	11,884,475
Anglo American Plc	54,884	1,923,610
Ashtead Group Plc	17,716	1,339,213
ASOS Plc(1)	280,910	11,318,040
Associated British Foods Plc	13,992	348,299
AstraZeneca Plc	61,147	7,369,298
Auto Trader Group Plc(3)	5,580,586	44,009,640
AVEVA Group Plc	4,610	222,807
Aviva Plc	3,835,377	20,327,019
BAE Systems Plc	1,416,542	10,728,968
Barclays Plc	22,576,188	57,365,629
Barratt Developments Plc	384,126	3,395,592
Berkeley Group Holdings Plc	4,760	277,964
BP Plc	31,803,857	144,861,945
British American Tobacco Plc	147,708	5,163,064
British Land Co. Plc	38,310	254,211
BT Group Plc - Class A(1)	375,870	805,794
Bunzl Plc	460,493	15,193,737
Burberry Group Plc	730,085	17,767,822
Capita Plc(1)	8,784,604	5,984,235
Close Brothers Group Plc	145,939	3,031,183
CNH Industrial NV	1,405,071	23,617,924
Coca-Cola European Partners Plc	127,138	7,029,460
Compass Group Plc(1)	1,163,811	23,801,299
ConvaTec Group Plc(3)	4,330,993	12,604,852
Croda International Plc	5,454	624,904
Daily Mail & General Trust Plc	182,428	2,635,013
Devro Plc	808,267	2,325,141
Diageo Plc	501,594	24,284,677
Direct Line Insurance Group Plc	58,612	228,708
DS Smith Plc	2,096,115	11,576,226
easyJet Plc(1)	884,931	7,812,915
Entain Plc(1)	1,010,992	28,875,561
Euromoney Institutional Investor Plc	162,783	2,216,899
Evraz Plc	22,450	178,118
Ferguson Plc	8,774	1,218,023
Games Workshop Group Plc	200,999	27,813,835
GlaxoSmithKline Plc	6,745,804	127,314,707
Halma Plc	14,797	564,410
Hargreaves Lansdown Plc	1,705,612	32,748,816
Hays Plc	7,005,296	15,262,759
HomeServe Plc	2,394,233	29,179,075
HSBC Holdings Plc	424,800	2,227,410
HSBC Holdings Plc	8,474,098	44,308,323
IG Group Holdings Plc	569,960	6,159,116
Imperial Brands Plc	2,995,661	62,659,182
Inchcape Plc	983,408	10,746,106
Informa Plc(1)	518,381	3,812,154
InterContinental Hotels Group Plc(1)	44,568	2,845,736
International Personal Finance Plc	1,290,182	2,402,457
Intertek Group Plc	691,636	46,247,794
ITV Plc(1)	8,756,905	12,523,881
J Sainsbury Plc	11,787,023	45,177,101
JD Sports Fashion Plc	20,241	284,457
John Wood Group Plc(1)	14,751,187	45,571,216

Johnson Matthey Plc	509,950	18,295,477
Jupiter Fund Management Plc	1,830,509	6,134,514
Kingfisher Plc	22,211,285	100,258,989
Land Securities Group Plc	30,164	281,138
Legal & General Group Plc	251,600	945,283
Lloyds Banking Group Plc	236,265,652	147,056,936
London Stock Exchange Group Plc	13,024	1,305,112
M&G Plc	112,277	306,764
Melrose Industries Plc	173,676	403,224
Mondi Plc	20,773	509,063
National Express Group Plc(1)	627,386	2,036,460
National Grid Plc	150,680	1,795,460
Natwest Group Plc	7,930,633	23,909,727
Next Plc	5,327	585,975
Non-Standard Finance Plc(1)(3)	99,680	5,298
Ocado Group Plc(1)	19,759	441,571
Pagegroup Plc	481,061	4,025,208
Pearson Plc	31,648	303,511
Persimmon Plc	13,654	488,335
Petrofac Ltd.(1)	180,000	406,634
Pets at Home Group Plc	917,100	5,913,945
Phoenix Group Holdings Plc	26,617	230,110
Provident Financial Plc(1)	937,098	4,206,121
Prudential Plc	41,050	789,015
Prudential Plc	309,791	6,011,626
Rathbone Brothers Plc	77,669	2,102,290
Reckitt Benckiser Group Plc	253,651	19,926,877
RELX Plc	703,524	20,251,820
Rentokil Initial Plc	74,290	583,384
Rightmove Plc	7,890,851	72,495,110
Rio Tinto Plc	325,816	21,357,933
Rolls-Royce Holdings Plc(1)	5,904,841	11,028,574
Rotork Plc	507,689	2,372,864
RWS Holdings Plc	291,204	2,458,187
Sage Group Plc	43,903	418,029
Schroders Plc	5,321	256,258
Segro Plc	51,193	822,356
Serco Group Plc	4,601,117	8,288,581
Severn Trent Plc	10,619	371,762
Smith & Nephew Plc	171,489	2,954,384
Smiths Group Plc	16,912	326,111
Spirax-Sarco Engineering Plc	2,958	595,167
SSE Plc	6,067,358	127,749,025
SSP Group Plc(1)	4,545,846	16,818,396
St James’s Place Plc	551,891	11,132,915
Standard Chartered Plc	5,137,813	30,034,523
Standard Life Aberdeen Plc	94,996	324,882
Taylor Wimpey Plc	3,052,378	6,366,352
TechnipFMC Plc(1)	110,936	832,202
TechnipFMC Plc(1)	3,323,506	25,026,000
Tesco Plc	45,826,502	156,068,306
Trainline Plc(1)(3)	4,243,195	20,016,583
Travis Perkins Plc	2,193,669	45,103,169
Unilever Plc	422,433	22,869,833
United Utilities Group Plc	28,917	376,365
Vodafone Group Plc	20,005,226	30,441,783
Weir Group Plc(1)	642,036	14,492,988
WH Smith Plc(1)	442,916	10,171,104
Whitbread Plc(1)	8,070	358,817
Wise Plc - Class A(1)	1,351,328	19,791,871
Wm Morrison Supermarkets Plc	101,008	400,809
WPP Plc	7,284,391	97,593,127

Total United Kingdom		2,181,006,482

United States – 2.39%
Aon Plc - Class A	148,000	42,293,960
Carnival Plc(1)	164,975	3,732,949
EPAM Systems, Inc.(1)	92,000	52,484,160
Mettler-Toledo International, Inc.(1)	79,952	110,122,687
ResMed, Inc.	294,500	77,615,475
Samsonite International SA(1)(3)	474,300	1,018,560

STERIS Plc		217,000	44,328,760

Total United States			331,596,551

Total Common Stocks (Cost: $10,901,261,771)			13,575,993,173

PREFERRED STOCKS – 0.49%
Germany – 0.49%
Bayerische Motoren Werke AG		2,350	178,262
Fuchs Petrolub SE		2,985	139,759
Henkel AG & Co. KGaA		7,655	708,153
Porsche Automobil Holding SE		6,354	628,349
Sartorius AG		1,024	651,888
Volkswagen AG		296,680	66,130,740

Total Germany			68,437,151

South Korea – 0.00%(2)
Amorepacific Group		6,216	195,766

Total South Korea			195,766

Total Preferred Stocks (Cost: $61,879,160)			68,632,917

RIGHTS – 0.00%(2)
Australia – 0.00%(2)
Transurban Group, expires 10/08/2021(1)		12,009	9,116

Total Australia			9,116

France – 0.00%(2)

Veolia Environnement SA, expires 10/11/2021(1)		23,153	18,792

Total France			18,792

Germany – 0.00%(2)
Deutsche Lufthansa AG, expires 10/05/2021(1)		12,206	28,985

Total Germany			28,985

Total Rights (Cost: $64,130)			56,893

SHORT-TERM INVESTMENTS – 1.32%
Money Market Funds – 0.84%
Goldman Sachs Financial Square Government Fund - Class I, 0.03%(4)		116,511,498	116,511,498

Total Money Market Funds (Cost: $116,511,498)			116,511,498

	Principal Amount		Value
Time Deposits – 0.48%
ANZ, London, 0.01% due 10/01/2021		$127,027	127,027
BBVA, Madrid, 0.01% due 10/01/2021		8,187,140	8,187,140
BNP Paribas, Paris, -1.42% due 10/01/2021	CHF	42,950	46,086
BNP Paribas, Paris, -0.79% due 10/01/2021	EUR	1,781,424	2,063,512
BNP Paribas, Paris, 0.01% due 10/01/2021		$23	23
Brown Brothers Harriman, -0.46% due 10/01/2021	DKK	66,837	10,411
Brown Brothers Harriman, -0.23% due 10/01/2021	AUD	1,082,983	782,942
Brown Brothers Harriman, 0.01% due 10/01/2021	SGD	1	1
Brown Brothers Harriman, 0.01% due 10/01/2021	NZD	17,301	11,944
Brown Brothers Harriman, 0.01% due 10/01/2021	CAD	1,677,905	1,324,732
Brown Brothers Harriman, 3.75% due 10/01/2021	ZAR	471,161	31,288
Citibank, London, -0.79% due 10/01/2021	EUR	613,264	710,374
Citibank, London, 0.01% due 10/01/2021	GBP	5,624,267	7,578,137
HSBC, Hong Kong, 0.00% due 10/04/2021	HKD	7,359,813	945,426
HSBC, Singapore, 0.01% due 10/01/2021	SGD	24,286	17,886
Nordea Bank ABP, Oslo, 0.01% due 10/01/2021	NOK	91,607	10,479
Skandinaviska Enskilda Banken AB, Stockholm, -0.27% due 10/01/2021	SEK	49,679	5,675
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 10/01/2021		$31,961,321	31,961,322
Sumitomo, Tokyo, -0.41% due 10/01/2021	JPY	1,496,670,892	13,447,782

Total Time Deposits (Cost: $67,262,187)			67,262,187

Total Short-Term Investments (Cost: $183,773,685)			183,773,685

TOTAL INVESTMENTS IN SECURITIES – 99.49% (Cost: $11,146,978,746)			13,828,456,668

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.51%			70,394,154

TOTAL NET ASSETS – 100.00%			$13,898,850,822

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

GDR Global Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

ZAR South African Rand

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $573,457,675, which represents 4.13% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $3,866,178, which represents 0.03% of the total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

	Percentage of Net Assets
COMMON STOCKS
Consumer Discretionary	16.81%
Industrials	15.21
Financials	14.20
Information Technology	12.90
Healthcare	12.58
Consumer Staples	7.28
Communication Services	6.35
Materials	4.90
Energy	4.08
Utilities	3.15
Real Estate	0.22

Total Common Stocks	97.68

PREFERRED STOCKS
Consumer Discretionary	0.48
Consumer Staples	0.01
Healthcare	0.00	(1)
Materials	0.00	(1)

Total Preferred Stocks	0.49

RIGHTS
Industrials	0.00	(1)
Utilities	0.00	(1)

Total Rights	0.00	(1)

SHORT-TERM INVESTMENTS	1.32

TOTAL INVESTMENTS	99.49
OTHER ASSETS IN EXCESS OF LIABILITIES	0.51

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
44	Euro Stoxx 50 Future	Morgan Stanley	Dec. 2021	EUR	1,817,884	$2,063,160	$(42,586)
16	FTSE 100 INDEX Future	Morgan Stanley	Dec. 2021	GBP	1,127,953	1,524,933	5,130
9	TOPIX INDEX Future	Morgan Stanley	Dec. 2021	JPY	182,752,799	1,641,988	(70)

							$(37,526)

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such days. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2 of the fair value hierarchy.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Bridge Builder Core Bond Fund

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$1,809,006,360	$41,263,264	$1,850,269,624
Corporate Bonds
Basic Materials	—	170,557,492	—	170,557,492
Communications	—	523,531,657	—	523,531,657
Consumer, Cyclical	—	267,154,249	—	267,154,249
Consumer, Non-cyclical	—	763,394,029	—	763,394,029
Diversified	—	5,540,632	—	5,540,632
Energy	—	587,032,132	—	587,032,132
Financials	—	2,243,053,695	—	2,243,053,695
Industrials	—	314,323,564	—	314,323,564
Technology	—	314,276,459	—	314,276,459
Utilities	—	552,687,855	—	552,687,855
Government Related
Other Government Related	—	306,374,019	—	306,374,019
U.S. Treasury Obligations	—	3,773,965,996	—	3,773,965,996
Mortgage-Backed Obligations	—	6,055,044,969	105,279,370	6,160,324,339
Preferred Stocks
Financials	2,776,850	—	—	2,776,850
Short-Term Investments
Money Market Funds	1,203,236,384	—	—	1,203,236,384
U.S. Treasury Bills	—	2,249,857	—	2,249,857
Time Deposits	—	153,892,381	—	153,892,381
Futures Contracts (1)	687,457	—	—	687,457

Total Assets	$1,206,700,691	$17,842,085,346	$146,542,634	$19,195,328,671

Liabilities
Mortgage-Backed Obligations Sale Commitments	$—	$(3,743,571)	$—	$(3,743,571)
TBA Sale Commitments	—	(3,657,720)	—	(3,657,720)
Futures Contracts (1)	(14,853,407)	—	—	(14,853,407)

Total Liabilities	$(14,853,407)	$(7,401,291)	$—	$(22,254,698)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Core Plus Bond Fund

	Level 1	Level 2	Level 3		Total
Assets
Asset-Backed Obligations	$—	$3,057,225,543	$—		$3,057,225,543
Corporate Bonds
Basic Materials	—	255,320,774	—		255,320,774
Communications	—	1,487,082,937	—		1,487,082,937
Consumer, Cyclical	—	1,031,477,047	—		1,031,477,047
Consumer, Non-cyclical	—	1,594,881,738	—		1,594,881,738
Diversified	—	5,046,191	—		5,046,191
Energy	—	811,048,829	—		811,048,829
Financials	—	3,778,807,104	—		3,778,807,104
Government	—	36,883,586	—		36,883,586
Industrials	—	563,650,222	—		563,650,222
Technology	—	430,350,171	—		430,350,171
Utilities	—	601,647,228	—		601,647,228
Convertible Securities
Communications	—	37,635,285	—		37,635,285
Consumer, Cyclical	—	9,261,840	—		9,261,840
Consumer, Non-cyclical	—	21,071,474	—		21,071,474
Government Related
Other Government Related	—	775,027,998	—		775,027,998
U.S. Treasury Obligations	—	7,679,367,405	—		7,679,367,405
Mortgage-Backed Obligations	—	8,438,332,842	—		8,438,332,842
Bank Loans	—	990,666,273	—		990,666,273
Common Stocks
Communications	18,080,934	—	8,227,604		26,308,538
Consumer Discretionary	—	—	6,693,189		6,693,189
Energy	421,189	—	45,469		466,658
Financials	—	—	—	(2)	—
Industrials	—	—	1,179,061		1,179,061
Convertible Preferred Stocks
Consumer, Non-cyclical	9,857,371	—	—		9,857,371
Financials	37,963,157	—	—		37,963,157
Preferred Stocks
Communications	—	—	24,096,394		24,096,394
Financials	—	—	7,400		7,400
Warrants	—	—	80,664		80,664
Short-Term Investments
Money Market Funds	1,312,397,415	—	—		1,312,397,415
Government Related	—	13,820,364	—		13,820,364
Repurchase Agreements	—	688,800,000	—		688,800,000
U.S. Treasury Bills	—	3,554,645,408	—		3,554,645,408
Time Deposits	—	136,001,879	—		136,001,879
Futures Contracts (1)	17,373,453	—	—		17,373,453
Forward Foreign Currency Exchange Contracts (1)	—	35,122,997	—		35,122,997
Swap Contracts (1)	—	101,074,397	—		101,074,397

Total Assets	$1,396,093,519	$36,134,249,532	$40,329,781		$37,570,672,832

Liabilities
TBA Sale Commitments	$—	$(272,788,681)	$—		$(272,788,681)
Futures Contracts (1)	(41,265,548)	—	—		(41,265,548)
Forward Foreign Currency Exchange Contracts (1)	—	(13,687,520)	—		(13,687,520)
Swap Contracts (1)	—	(32,831,088)	—		(32,831,088)

Total Liabilities	$(41,265,548)	$(319,307,289)	$—		$(360,572,837)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps, interest rate swaps and inflation rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued at $0.

Bridge Builder Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds
Education	$—	$821,113,889	$—	$821,113,889
General Obligation	—	1,735,389,796	—	1,735,389,796
General Revenue	—	2,955,448,971	—	2,955,448,971
Healthcare	—	1,342,970,463	—	1,342,970,463
Housing	—	496,469,752	—	496,469,752
Transportation	—	1,742,913,170	—	1,742,913,170
Utilities	—	894,283,179	—	894,283,179
Short-Term Investments
Money Market Funds	410,723,983	—	—	410,723,983
Commercial Paper	—	17,335,329	—	17,335,329
Time Deposits	—	36,794,385	—	36,794,385
Futures Contracts (1)	1,139,885	—	—	1,139,885

Total Assets	$411,863,868	$10,042,718,934	$—	$10,454,582,802

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Large Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$2,227,194,948	$—	$—	$2,227,194,948
Consumer Discretionary	2,703,395,537	75,478,491	—	2,778,874,028
Consumer Staples	551,274,414	—	—	551,274,414
Energy	165,660,302	—	—	165,660,302
Financials	1,412,810,899	—	—	1,412,810,899
Healthcare	2,758,375,684	20,399,173	—	2,778,774,857
Industrials	863,494,394	—	—	863,494,394
Information Technology	5,866,251,482	109,427,314	—	5,975,678,796
Materials	409,645,562	—	—	409,645,562
Real Estate	319,454,395	—	—	319,454,395
Utilities	477,403	—	—	477,403
Short-Term Investments
Money Market Funds	385,862,646	—	—	385,862,646
Time Deposits	—	42,485,107	—	42,485,107

Total Assets	$17,663,897,666	$247,790,085	$—	$17,911,687,751

Liabilities
Futures Contracts (1)	$(373,393)	$—	$—	$(373,393)

Total Liabilities	$(373,393)	$—	$—	$(373,393)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,127,747,004	$—	$—	$1,127,747,004
Consumer Discretionary	1,571,262,617	158,375,024	—	1,729,637,641
Consumer Staples	1,352,444,956	—	—	1,352,444,956
Energy	603,113,000	55,350,988	—	658,463,988
Financials	3,427,180,668	—	—	3,427,180,668
Healthcare	2,502,180,688	213,116,762	—	2,715,297,450
Industrials	2,617,934,036	36,211,572	—	2,654,145,608
Information Technology	1,449,201,420	112,973,691	—	1,562,175,111
Materials	762,430,570	10,141,292	—	772,571,862
Real Estate	555,015,406	—	—	555,015,406
Utilities	457,140,451	—	—	457,140,451
Convertible Preferred Stocks
Healthcare	10,908,008	—	—	10,908,008
Utilities	28,782,151	—	—	28,782,151
Preferred Stocks
Consumer Discretionary	—	32,198,502	—	32,198,502
Short-Term Investments
Money Market Funds	294,961,907	—	—	294,961,907
Time Deposits	—	40,648,168	—	40,648,168

Total Assets	$16,760,302,882	$659,015,999	$—	$17,419,318,881

Liabilities
Futures Contracts (1)	$(152,544)	$—	$—	$(152,544)

Total Liabilities	$(152,544)	$—	$—	$(152,544)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$231,301,096	$—	$—	$231,301,096
Consumer Discretionary	738,593,614	—	—	738,593,614
Consumer Staples	247,511,501	—	—	247,511,501
Energy	53,899,807	—	—	53,899,807
Financials	555,245,896	—	—	555,245,896
Healthcare	1,387,137,533	—	15,953	1,387,153,486
Industrials	915,821,942	—	—	915,821,942
Information Technology	1,669,709,266	—	—	1,669,709,266
Materials	141,939,255	—	—	141,939,255
Real Estate	45,837,111	—	—	45,837,111
Utilities	976,041	—	—	976,041
Corporate Bonds
Financials	—	2,985	—	2,985
Short-Term Investments
Money Market Funds	112,716,127	—	—	112,716,127
Time Deposits	—	33,349,757	—	33,349,757
Futures Contracts (1)	4,578	—	—	4,578

Total Assets	$6,100,693,767	$33,352,742	$15,953	$6,134,062,462

Liabilities
Futures Contracts (1)	$(42,468)	$—	$—	$(42,468)

Total Liabilities	$(42,468)	$—	$—	$(42,468)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Small/Mid Cap Value Fund

	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$124,945,763	$—	$—		$124,945,763
Consumer Discretionary	855,775,805	—	—		855,775,805
Consumer Staples	261,552,375	—	—		261,552,375
Energy	356,153,036	—	—		356,153,036
Financials	1,511,215,291	—	—	(2)	1,511,215,291
Healthcare	643,401,508	—	2,970		643,404,478
Industrials	1,136,853,163	—	—		1,136,853,163
Information Technology	710,601,294	—	—		710,601,294
Materials	490,110,387	—	—		490,110,387
Real Estate	415,938,177	—	—		415,938,177
Utilities	332,240,058	—	—		332,240,058
Short-Term Investments
Exchange Traded Funds	25,054,298	—	—		25,054,298
Money Market Funds	58,946,120	—	—		58,946,120
Time Deposits	—	49,745,585	—		49,745,585

Total Assets	$6,922,787,275	$49,745,585	$2,970		$6,972,535,830

Liabilities
Futures Contracts (1)	$(85,099)	$—	$—		$(85,099)

Total Liabilities	$(85,099)	$—	$—		$(85,099)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued at $0.

Bridge Builder International Equity Fund

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$64,095,201	$818,594,673	—	$882,689,874
Consumer Discretionary	355,575,652	1,982,117,606	—	2,337,693,258
Consumer Staples	138,240,202	873,009,288	—	1,011,249,490
Energy	35,373,246	531,619,074	—	566,992,320
Financials	88,818,059	1,884,223,894	—	1,973,041,953
Healthcare	339,363,164	1,408,706,909	—	1,748,070,073
Industrials	124,957,455	1,984,898,499	3,866,178	2,113,722,132
Information Technology	572,039,188	1,220,866,956	—	1,792,906,144
Materials	8,860,593	672,593,181	—	681,453,774
Real Estate	560,323	30,229,399	—	30,789,722
Utilities	1,356,987	436,027,446	—	437,384,433
Preferred Stocks
Consumer Discretionary	—	66,937,351	—	66,937,351
Consumer Staples	—	903,919	—	903,919
Healthcare	—	651,888	—	651,888
Materials	139,759	—	—	139,759
Rights
Industrials	38,101	—	—	38,101
Utilities	—	18,792	—	18,792
Short-Term Investments
Money Market Funds	116,511,498	—	—	116,511,498
Time Deposits	—	67,262,187	—	67,262,187
Futures Contracts (1)	5,130	—	—	5,130

Total Assets	$1,845,934,558	$11,978,661,062	$3,866,178	$13,828,461,798

Liabilities
Futures Contracts (1)	$(42,656)	$—	$—	$(42,656)

Total Liabilities	$(42,656)	$—	$—	$(42,656)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Quantitative Information about Level 3 Fair Value Measurements*

Core Bond Fund

Investment Type	Fair Value at 9/30/21	Valuation Methodology	Unobservable Inputs	Input Value/ Range	Weighted Average
Asset-Backed Obligations	$5,700,000	Cost Basis	Purchase Price	$100.00	$100.00
Mortgage-Backed Obligations	$6,037,081	Cost Basis	Purchase Price	$100.00	$100.00

*

The table above does not include Level 3 securities that were valued by brokers. At September 30,2021, the value of these securities was $134,805,553 for the Core Bond Fund. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period July 1, 2021 through September 30, 2021:

Core Bond Fund

	Total	Asset-Backed Obligations	Mortgage-Backed Obligations
Balance as of June 30, 2021	$162,009,009	$49,915,906	$112,093,103
Total realized gain/(loss)	7,675	257	7,418
Accrued discounts/(premiums)	8,162	247	7,915
Paydown	(9,942,298)	(6,956,475)	(2,985,823)
Payup	—	—	—
Change in unrealized appreciation/(depreciation)	199,797	149,433	50,364
Purchases	—	—	—
Sales	(8,254,274)	(1,846,104)	(6,408,170)
Transfers in*	2,514,563	—	2,514,563
Transfers out*	—	—	—

Balance as of September 30, 2021	$146,542,634	$41,263,264	$105,279,370

Change in unrealized appreciation/(depreciation) from Investments held as of September 30, 2021	$216,278	$169,943	$46,335

*

Transfers are calculated on the ending of period value. For the three months ended September 30, 2021, securities with an aggregate market value of $2,514,563 transferred from Level 2 to Level 3 as there were no longer observable inputs available to determine their value. There were no other transfers between Level 1, 2 and 3.